     As Filed with the Securities and Exchange Commission on April 25, 2008
                                                           File Nos. 333-143228
                                                                      811-07467

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 5

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                       Post-Effective Amendment No. 113

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                              (Name of Depositor)

                               100 Motor Parkway
                                   Suite 132
                           Hauppauge, New York 11788
                                  631-357-8920
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                               MICHAEL J. VELOTTA
                 Vice President, Secretary and General Counsel
                  Allstate Life Insurance Company of New York
                               3100 Sanders Road
                           Northbrook, Illinois 60062
                                  847-402-5000
           (Name, Address and Telephone Number of Agent for Service)

                                    Copy to:

                                Angela M. Bandi
                               Associate Counsel
                  Allstate Life Insurance Company of New York
                          3100 Sanders Road, Suite J5B
                              Northbrook, IL 60062

               Approximate Date of Proposed Offering: Continuous.

 It is proposed that this filing become effective: (check appropriate space)

 [_] immediately upon filing pursuant to paragraph (b) of Rule 485

 [X] on May 1, 2008 pursuant to paragraph (b) of Rule 485

 [_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

 [_] on _________ pursuant to paragraph (a) (i) of Rule 485

 [_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

 [_] on __________ pursuant to paragraph (a)(ii) of Rule 485


 Title of Securities Being Offered: Units of interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

================================================================================

                                    ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                         P.O. Box 70178, Philadelphia, PA 19176

 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES ("B SERIES")
 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES ("L SERIES")
 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES ("X SERIES")

 Flexible Premium Deferred Annuities

 PROSPECTUS: MAY 1, 2008

 This prospectus describes three different flexible premium deferred annuity classes offered by Allstate Life Insurance Company of New York ("Allstate New York", "we", "our", or "us"). Each of the B Series, L Series, and X Series is a class within a single annuity contract, rather than a separate annuity contract under State insurance law. For convenience in this prospectus, we sometimes refer to each of these annuity classes as an "Annuity", and to the classes collectively as the "Annuities." We also sometimes refer to each class by its specific name (e.g., the "B Series"). Each Annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the Annuity. This prospectus describes the important features of the Annuities and what you should consider before purchasing one of the Annuities. The prospectus also describes differences among the Annuities which include differences in the fees and charges you pay and variations in some product features such as the availability of certain bonus amounts. These differences among the products are discussed more fully in the prospectus and summarized in Appendix B entitled "Selecting the Variable Annuity That's Right for You". Please note that the total asset-based charges and the Contingent Deferred Sales Charge
 (CDSC) for the X Series are higher than the B Series or the L Series. These additional charges may more than offset the amount of the Purchase Credit provided by the X Series. There may also be differences in the compensation paid to your financial professional for each Annuity. Differences in compensation among different annuity products could influence a financial professional's decision as to which annuity to recommend to you. In addition, selling broker-dealer firms through which each Annuity is sold may decline to make available to their customers certain of the optional features offered generally under the Annuity. Alternatively, such firms may restrict the availability of the optional benefits that they do make available to their customers (e.g., by imposing a lower maximum issue age for certain optional benefits than what is prescribed generally under the Annuity). Please speak to your registered representative for further details. Each Annuity or certain of its investment options and/or features may not be available in all states. Various rights and benefits may differ between states to meet applicable laws and/or regulations. For more information about variations applicable to your state, please refer to your Annuity contract or consult your financial professional. Certain terms are capitalized in this prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section.


 THE SUB-ACCOUNTS

 Each Sub-account of the Allstate Life of New York Separate Account A ("Separate Account") invests in an underlying mutual fund portfolio ("Portfolio"). Currently, portfolios of the Advanced Series Trust and Franklin Templeton Variable Insurance Products Trust are being offered. For the L Series only, portfolios of ProFund VP are being offered. See the following page for a complete list of Sub-accounts.


 PLEASE READ THIS PROSPECTUS

 Please read this prospectus and the current prospectus for the underlying mutual funds. Keep them for future reference. If you are purchasing one of the Annuities as a replacement for an existing variable annuity or variable life coverage, or a fixed insurance policy, you should consider any surrender or penalty charges you may incur when replacing your existing coverage and that this Annuity may be subject to a contingent deferred sales charge if you elect to surrender the Annuity or take a partial withdrawal. You should consider your need to access the Annuity's Account Value and whether the Annuity's liquidity features will satisfy that need.


 AVAILABLE INFORMATION

 We have also filed a Statement of Additional Information, dated May 1, 2008 that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described on page 87. The Statement of Additional Information is incorporated by reference into this prospectus. This prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in the registration statement and the exhibits thereto. You may review and obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C., 20549. (See file number 333-143228). These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.


 These annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in an annuity involves investment risks, including possible loss of value, even with respect to amounts allocated to the AST Money Market Sub-account.

--------------------------------------------------------------------------------
 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
 THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                  FOR FURTHER INFORMATION CALL: 1-877-234-8688

                              INVESTMENT OPTIONS
 Advanced Series Trust
   AST Advanced Strategies
   AST Aggressive Asset Allocation
   AST AllianceBernstein Core Value


   AST AllianceBernstein Growth & Income
   AST American Century Income & Growth
   AST American Century Strategic Allocation
   AST Balanced Asset Allocation


   AST Capital Growth Asset Allocation

   AST CLS Growth Asset Allocation
   AST CLS Moderate Asset Allocation

   AST Cohen & Steers Realty
   AST Conservative Asset Allocation
   AST DeAM Large-Cap Value
   AST DeAM Small-Cap Value
   AST Federated Aggressive Growth
   AST First Trust Balanced Target
   AST First Trust Capital Appreciation Target
   AST Goldman Sachs Concentrated Growth
   AST Goldman Sachs Mid-Cap Growth
   AST High Yield

   AST Horizon Growth Asset Allocation
   AST Horizon Moderate Asset Allocation

   AST International Growth
   AST International Value

   AST Investment Grade Bond

   AST JPMorgan International Equity
   AST Large-Cap Value
   AST Lord Abbett Bond Debenture
   AST Marsico Capital Growth
   AST MFS Global Equity
   AST MFS Growth
   AST Mid-Cap Value
   AST Money Market
   AST Neuberger Berman Mid-Cap Growth
   AST Neuberger Berman Mid-Cap Value

   AST Neuberger Berman Small-Cap Growth
   AST Niemann Growth Asset Allocation

   AST PIMCO Limited Maturity Bond
   AST PIMCO Total Return Bond
   AST Preservation Asset Allocation

   AST QMA US Equity Alpha

   AST Small-Cap Growth
   AST Small-Cap Value
   AST T. Rowe Price Asset Allocation
   AST T. Rowe Price Large-Cap Growth
   AST T. Rowe Price Global Bond
   AST T. Rowe Price Natural Resources

   AST UBS Dynamic Alpha Strategy
   AST Western Asset Core Plus Bond

 Franklin Templeton Variable Insurance Trust
   Franklin Templeton VIP Founding Funds Allocation Fund

 ProFund VP*
   ProFund VP Consumer Goods
   ProFund VP Consumer Services
   ProFund VP Financials
   ProFund VP Health Care
   ProFund VP Industrials
   ProFund VP Large-Cap Growth
   ProFund VP Large-Cap Value
   ProFund VP Mid-Cap Growth
   ProFund VP Mid-Cap Value
   ProFund VP Real Estate
   ProFund VP Small-Cap Growth
   ProFund VP Small-Cap Value
   ProFund VP Telecommunications
   ProFund VP Utilities

 *  Available only in the L Series.

                                   CONTENTS



INTRODUCTION..............................................................................  1

 WHY WOULD I CHOOSE TO PURCHASE ONE OF THE ANNUITIES?.....................................  1
 WHAT ARE SOME OF THE KEY FEATURES OF THE ANNUITIES?......................................  1
 HOW DO I PURCHASE ONE OF THE ANNUITIES?..................................................  2

GLOSSARY OF TERMS.........................................................................  3

SUMMARY OF CONTRACT FEES AND CHARGES......................................................  5

EXPENSE EXAMPLES.......................................................................... 10

INVESTMENT OPTIONS........................................................................ 11

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?....................... 11
 WHAT ARE THE FIXED RATE OPTIONS?......................................................... 22

FEES AND CHARGES.......................................................................... 24

 WHAT ARE THE CONTRACT FEES AND CHARGES?.................................................. 24
 WHAT CHARGES APPLY TO THE FIXED RATE OPTIONS?............................................ 25
 WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?................................ 26
 EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES................................................ 26

PURCHASING YOUR ANNUITY................................................................... 27

 WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?........................... 27

MANAGING YOUR ANNUITY..................................................................... 28

 MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?.......................... 28
 MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?............................................. 28
 MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?................................................. 28
 MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?............................. 28
 MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?......................... 28

MANAGING YOUR ACCOUNT VALUE............................................................... 29

 HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?............................................. 29
 HOW DO I RECEIVE A LONGEVITY CREDIT UNDER THE X SERIES?.................................. 29
 HOW ARE LONGEVITY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES?................ 29
 HOW DO I RECEIVE A PURCHASE CREDIT UNDER THE X SERIES?................................... 29
 HOW IS EACH PURCHASE CREDIT APPLIED TO MY ACCOUNT VALUE?................................. 29
 ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?............... 30
 DO YOU OFFER MORE THAN ONE DOLLAR COST AVERAGING PROGRAM?................................ 31
 DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?......................................... 32
 MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?..... 32

ACCESS TO ACCOUNT VALUE................................................................... 33

 WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?......................................... 33
 ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?............................................ 33
 CAN I WITHDRAW A PORTION OF MY ANNUITY?.................................................. 33
 HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWALS?........................................... 34
 CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD?.......... 34
 DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTIONS 72(t)/72(q) OF THE INTERNAL REVENUE
   CODE?.................................................................................. 34
 WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?.............. 34
 CAN I SURRENDER MY ANNUITY FOR ITS VALUE?................................................ 35
 WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?............................................. 35
 HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?..................................... 36

LIVING BENEFIT PROGRAMS................................................................... 37

 DO YOU OFFER PROGRAMS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY
   ARE ALIVE?............................................................................. 37
 GUARANTEED MINIMUM INCOME BENEFIT (GMIB)................................................. 37
 TRUEINCOME/SM/........................................................................... 41
 TRUEINCOME - SPOUSAL..................................................................... 46
 TRUEINCOME - HIGHEST DAILY............................................................... 49


                                      (i)

    DEATH BENEFIT.......................................................  56

     WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?......................  56
     BASIC DEATH BENEFIT................................................  56
     OPTIONAL DEATH BENEFIT.............................................  56
     PAYMENT OF DEATH BENEFITS..........................................  58

    VALUING YOUR INVESTMENT.............................................  60

     HOW IS MY ACCOUNT VALUE DETERMINED?................................  60
     WHAT IS THE SURRENDER VALUE OF MY ANNUITY?.........................  60
     HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?........................  60
     WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?........................  60

    TAX CONSIDERATIONS..................................................  62

    GENERAL INFORMATION.................................................  69

     HOW WILL I RECEIVE STATEMENTS AND REPORTS?.........................  69
     WHO IS ALLSTATE NEW YORK?..........................................  69
     WHAT IS THE SEPARATE ACCOUNT?......................................  70
     WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?.....................  70
     WHO DISTRIBUTES ANNUITIES OFFERED BY ALLSTATE NEW YORK?............  71
     FINANCIAL STATEMENTS...............................................  73
     HOW TO CONTACT US..................................................  73
     LEGAL PROCEEDINGS..................................................  74
     CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................  74

    APPENDIX A - ACCUMULATION UNIT VALUES............................... A-1

    APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU.... B-1

    APPENDIX C - ASSET TRANSFER FORMULA UNDER TRUEINCOME - HIGHEST DAILY C-1


                                     (ii)

                                 INTRODUCTION

 WHY WOULD I CHOOSE TO PURCHASE ONE OF THE ANNUITIES?
 The Annuities are frequently used for retirement planning because they allow you to accumulate retirement savings and also offer annuity payment options when you are ready to begin receiving income. Each Annuity also offers a choice of different optional benefits, for an additional charge, that can provide principal protection or guaranteed minimum income protection for Owners while they are alive and one or more Death Benefits that can protect your retirement savings if you die during a period of declining markets. Each Annuity may be used as an investment vehicle for certain individual "qualified" investments, including an IRA, SEP-IRA, and Roth IRA. Each Annuity may also be used as an investment vehicle for "non-qualified" investments. Each Annuity allows you to invest your money in a number of Sub-accounts as well as in one or more Fixed Rate Options. This Prospectus describes three different Annuities including features that these Annuities have in common as well as differences. For a summary of each Annuity's features, please refer to Appendix B entitled, "Selecting the Variable Annuity That's Right for You."

 When an Annuity is purchased as a "non-qualified" investment, you generally are not taxed on any investment gains the Annuity earns until you make a withdrawal or begin to receive annuity payments. This feature, referred to as "tax-deferral", can be beneficial to the growth of your Account Value because money that would otherwise be needed to pay taxes on investment gains each year remains invested and can earn additional money. However, because the Annuity is designed for long-term retirement savings, a 10% penalty tax may be applied on withdrawals you make before you reach age 59 1/2. An Annuity purchased as a non-qualified investment is not subject to the maximum contribution limits that may apply to a qualified investment, and is not subject to required minimum distributions after age 70 1/2.


 When an Annuity is purchased as a "qualified" investment, you should consider that the Annuity does not provide any tax advantages in addition to the preferential treatment already available through your retirement plan under the Internal Revenue Code. In other words, you need not invest in an Annuity to gain the preferential tax treatment provided by your retirement plan. An Annuity, however, may offer features and benefits in addition to providing tax deferral that other investment vehicles may not offer, including Death Benefit protection for your beneficiaries, lifetime income options and the ability to make transfers between numerous Sub-accounts offered under the Annuity. You should consult with your financial professional as to whether the overall benefits and costs of the Annuity are appropriate considering your overall financial plan.


 WHAT ARE SOME OF THE KEY FEATURES OF THE ANNUITIES?

..   Each Annuity is a "flexible premium deferred annuity." It is called
    "flexible premium" because you have considerable flexibility in the timing and amount of Purchase Payments. Generally, investors "defer" receiving annuity payments until after an accumulation period.

..   Each Annuity offers both Sub-accounts and Fixed Rate Options. If you allocate your Account Value to Sub-accounts, the value of your Annuity will vary daily to reflect the investment performance of the underlying investment options. Fixed Rate Option interest is guaranteed by us.

..   Each Annuity features two distinct periods - the accumulation period and the payout period. During the accumulation period your Account Value is allocated to one or more investment options.

..   During the payout period, commonly called "annuitization," you can elect to receive annuity payments (1) for life; (2) for life with a guaranteed minimum number of payments; (3) based on joint lives; or (4) for a guaranteed number of payments. We currently make annuity payments available on a fixed basis only.


..   Each Annuity offers optional income benefits, for an additional charge, that can provide principal protection or guaranteed minimum income or withdrawal protection for Owners while they are alive.


..   Each Annuity offers a basic Death Benefit. It also offers optional Death
    Benefits that provide an enhanced level of protection for your beneficiary(ies) for an additional charge.


..   You are allowed to withdraw a limited amount of money from each Annuity on an annual basis without any charges, although any optional guaranteed benefit you elect may be reduced. Other product features allow you to access your Account Value as necessary, although a charge may apply. You will be subject to tax on most withdrawals.


 Transfers between investment options are tax-free. Currently, you may make twenty transfers each year free of charge. We also offer several programs that enable you to manage your Account Value as your financial needs and investment performance change.

 With respect to the X series only:
   . If you purchase this Annuity, we apply an additional amount ("Purchase Credit") to your Account Value with each Purchase Payment you make, including your initial Purchase Payment and any additional Purchase Payments.
   . Please note that the total asset-based charges for the X Series are higher than the B Series or the L Series. In addition, the Contingent Deferred Sales Charge (CDSC) on this Annuity is higher and is deducted for a longer period of time as compared to our other annuities. These additional charges may more than offset the amount of the Purchase Credit provided by the X Series. The Purchase Credit amount is included in your Account Value.
   . Allstate New York may take back all Purchase Credits if you return your Annuity under the "free-look" provision. In addition, Allstate New York may take back Purchase Credits associated with any Purchase Payment if the Purchase Credit was applied within twelve (12) months prior to the death of the Owner (or Annuitant if entity-owned). In these situations, your Account Value could be substantially reduced. The amount we take back will equal the Purchase Credit, without adjustment up or down for investment performance. Therefore, any gain on the Purchase Credit amount will not be taken back. But if there was a loss on the Purchase Credit, the amount we take back will still equal the amount of the Purchase Credit. Additional conditions and restrictions apply. We do not deduct a CDSC in any situation where we take back the Purchase Credit amount.

   . Beginning on the tenth Annuity anniversary and on every Annuity anniversary thereafter, we add a Longevity Credit to your Account Value with respect to Purchase Payments that have been in your Annuity more than 9 full Annuity years less withdrawals, subject to our rules and State availability.

   . Purchase Credits applied to Purchase Payments are not intended to offset surrender charge(s) of any annuity contract you may currently own. When replacing your current annuity, please consider all charges associated with that annuity. For more information on all available annuity classes, please see Appendix B of this prospectus.

 HOW DO I PURCHASE ONE OF THE ANNUITIES?

 We sell each Annuity through licensed, registered financial professionals. Each Annuity has minimum initial Purchase Payments as follows: $1,000 for the B Series and $10,000 for the X Series and the L Series. We may allow you to make a lower initial Purchase Payment provided you establish an electronic funds transfer program under which Purchase Payments received in the first Annuity Year total at least the minimum initial Purchase Payment for the Annuity purchased. Unless we agree otherwise and subject to our rules, if the Annuity is owned by an individual or individuals, the oldest of those Owners must not be older than a maximum issue age as of the Issue Date of the Annuity as follows: age 85 for the B Series and the L Series, and age 75 for the X Series. No additional Purchase Payments will be permitted after age 85 for any of the Annuities. If the Annuity is owned by an entity, the annuitant must not be older than the maximum issue age, as of the Issue Date of the Annuity unless we agree otherwise. The availability and level of protection of certain optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity, on the date the benefit is elected or the date of the Owner's death.

                               GLOSSARY OF TERMS

 Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Glossary of Terms.

 Account Value The value of each allocation to a Sub-account or a Fixed Rate Option prior to the Annuity Date, plus any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an Annuity anniversary, any fee that is deducted from the contract annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Rate Option, and then totaled to determine the Account Value for your entire Annuity. With respect to the X Series, the Account Value includes any Longevity Credit we apply, and any Purchase Credits we applied to your Purchase Payments that we are entitled to recover under certain circumstances and the Account Value includes any Longevity Credit we apply.


 Adjusted Purchase Payments As used in the discussion of certain optional benefits in this prospectus and elsewhere, Adjusted Purchase Payments are Purchase Payments, increased by any Purchase Credits applied to your Account Value in relation to such Purchase Payments, and decreased by any charges deducted from such Purchase Payments.

 Annuitant The person upon whose life annuity payments are based.


 Annuitization The application of Account Value (or Protected Income Value for the Guaranteed Minimum Income Benefit, if applicable) to one of the available annuity options for the Owner to begin receiving periodic payments for life (or joint lives), for a guaranteed minimum number of payments, or for life with a guaranteed minimum number of payments.

 Annuity Date The date you choose for annuity payments to commence. The Annuity Date must be no later than the first day of the month coinciding with or next following the 95/th/ birthday of the older of the Owner or Annuitant (unless we agree to another date).

 Annuity Year A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.


 Beneficiary Continuation Option Instead of receiving a death benefit in a lump sum or under an annuity option, a beneficiary may choose to receive the death benefit under an alternative death benefit payment option as provided by the Code.

 Benefit Fixed Rate Account An investment option offered as part of this Annuity that is used only if you have elected TrueIncome - Highest Daily. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate purchase payments to the Benefit Fixed Rate Account. Rather, Account Value is transferred to the Benefit Fixed Rate Account only under the asset transfer feature of each benefit.


 Code The Internal Revenue Code of 1986, as amended from time to time.

 Contingent Deferred Sales Charge (CDSC) This is a sales charge that may be deducted when you make a full or partial withdrawal under your Annuity. We refer to this as a "contingent" charge because it is imposed only if you make a withdrawal. The charge is a percentage of each applicable Purchase Payment that is being withdrawn. The period during which a particular percentage applies is measured from the effective date of each Purchase Payment. The amount and duration of the CDSC varies among the X Series, L Series, and B Series. See "Summary of Contract Fees and Charges" for details on the CDSC for each Annuity.


 Death Benefit The amount payable from the Annuity upon death.

 Designated Life Under the optional living benefits, you must designate the person (the "Designated Life") upon whose life payments are based.


 Fixed Rate Option An investment option that offers a fixed rate of interest for a specified Guarantee Period during the accumulation period.

 Free Look Under state insurance laws, you have the right, during a limited period of time, to examine your Annuity and decide if you want to keep it. This right is referred to as your "free look" right. The length of this time period depends on the law of your state, and may vary depending on whether your purchase is a replacement or not. Check your Annuity contract for more details about your free look right.


 Free Withdrawals You can withdraw a limited amount from your Annuity during each Annuity Year without the application of a CDSC, called the "Free Withdrawal" amount.


 Guaranteed Minimum Income Benefit (GMIB) We offer a program that, for an additional cost, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on your total Purchase Payments and an annual increase of 5% on such Purchase Payments adjusted for withdrawals (called the "Protected Income Value"), regardless of the impact of market performance on your Account Value.

 Guarantee Period A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Rate Option.

 Highest Anniversary Value Death Benefit ("HAV") We offer an Optional Death Benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing a death benefit equal to the greater of the basic Death Benefit or the Highest Anniversary Value, less proportional withdrawals.


 Insurance Charge "Insurance Charge" refers to the combination of the mortality & expense risk charge and the administration Charge.


 Issue Date The effective date of your Annuity.


 Longevity Credit If you purchase the X series, beginning on the tenth anniversary and on every Annuity anniversary thereafter, the amount we add to your Account Value with respect to Purchase Payments that have been in your Annuity more than 9 full Annuity Years less withdrawals.

 Owner With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.

 Portfolio An underlying mutual fund portfolio in which the Separate Account invests.


 Protected Income Value Under the optional Guaranteed Minimum Income Benefit
 (GMIB), the Protected Income Value is a calculation that determines the basis for guaranteed annuity payments.


 Protected Withdrawal Value Under the optional living benefits (other than GMIB), the calculation that determines the basis for guaranteed withdrawals.

 Purchase Credit If you purchase the X series, we apply an additional amount, called a Purchase Credit, to your Account Value with each purchase payment you make.

 Purchase Payment A cash consideration you give to us for the rights, privileges and benefits of the Annuity.

 Separate Account Allstate Life of New York Separate Account A of Allstate Life Insurance Company of New York.


 Sub-Account We issue your Annuity through our Separate Account. See "What is the Separate Account?" under the General Information section. The Separate Account invests in underlying mutual fund portfolios ("Portfolios"). From an accounting perspective, we divide the Separate Account into a number of sections, each of which corresponds to a particular Portfolio. We refer to each such section of our Separate Account as a "Sub-account".


 Surrender Value The value of your Annuity available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, annual maintenance fee, tax charge and the charge for any optional benefits and any additional amounts we applied to your Purchase Payments that we may be entitled to recover under certain circumstances.

 TrueIncome/SM/ We offer a program that, for an additional cost, guarantees your ability to withdraw amounts equal to a percentage of an initial principal value, regardless of the impact of market performance on your Account Value, subject to our program rules regarding the timing and amount of withdrawals.

 TrueIncome/SM/ - Highest Daily An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a principal value called the Total Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value.

 TrueIncome/SM/ - Spousal We offer a program that, for an additional cost, guarantees until the later death of two Designated Lives (as defined in this prospectus) the ability to withdraw an annual amount equal to 5% of an initial principal value regardless of the impact of market performance on the Account Value, subject to our program rules regarding the timing and amount of withdrawals.


 Unit A measure used to calculate your Account Value in a Sub-account during the accumulation period.

 Valuation Day Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

                     SUMMARY OF CONTRACT FEES AND CHARGES


 Below is a summary of the fees and charges for the Annuities. Some fees and charges are assessed against each Annuity while others are assessed against assets allocated to the Sub-accounts. The fees and charges that are assessed against an Annuity include any applicable Contingent Deferred Sales Charge, transfer fee, annual maintenance fee, and the charge for certain optional benefits. The charges that are assessed against the Sub-accounts are the Mortality and Expense risk charge, the charge for Administration of the Annuity, and the charge for certain optional benefits. Each Portfolio assesses a charge for investment management, other expenses and if applicable, a 12b-1 charge. The prospectus for each Portfolio provides more detailed information about the expenses for the Portfolio.


 The following table provides a summary of the fees and charges you will pay if you surrender your Annuity or transfer Account Value among investment options. These fees and charges are described in more detail within this Prospectus.

                       YOUR TRANSACTION FEES AND CHARGES

                        (assessed against each Annuity)

                     CONTINGENT DEFERRED SALES CHARGE /1/
         -------------------------------------------------------------
                                   B SERIES
         -------------------------------------------------------------
         Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8 Yr. 9 Yr. 10+
         -------------------------------------------------------------
         7.0%  6.0%  5.0%  4.0%  3.0%  2.0%  1.0%  0.0%    -      -
         -------------------------------------------------------------

                                   L SERIES
         -------------------------------------------------------------
         Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8 Yr. 9 Yr. 10+
         -------------------------------------------------------------
         7.0%  6.0%  5.0%  4.0%  0.0%    -     -     -     -      -
         -------------------------------------------------------------

                                   X SERIES
         -------------------------------------------------------------
         Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8 Yr. 9 Yr. 10+
         -------------------------------------------------------------
         9.0%  8.5%  8.0%  7.0%  6.0%  5.0%  4.0%  3.0%  2.0%   0.0%
         -------------------------------------------------------------

----------------------------------------------------------------------------------
                        OTHER TRANSACTION FEES AND CHARGES
----------------------------------------------------------------------------------
   FEE/CHARGE          B Series              L Series              X Series
----------------------------------------------------------------------------------
Transfer Fee /2/ $20.00 maximum charge $20.00 maximum charge $20.00 maximum charge
                 $10.00 current charge $10.00 current charge $10.00 current charge
----------------------------------------------------------------------------------

 The following table provides a summary of the periodic fees and charges you will pay while you own your Annuity, excluding the Portfolio annual expenses. These fees and charges are described in more detail within this Prospectus.

--------------------------------------------------------------------------------------------------
                                  YOUR PERIODIC FEES AND CHARGES

                                 (assessed against each Annuity)
--------------------------------------------------------------------------------------------------
        FEE/CHARGE                B Series                L Series                X Series
--------------------------------------------------------------------------------------------------
Annual Maintenance Fee /3/ Smaller of $30 or 2% of Smaller of $30 or 2% of Smaller of $30 or 2% of
                               Account Value*          Account Value*          Account Value*
--------------------------------------------------------------------------------------------------

 1 The Contingent Deferred Sales Charges are assessed as a percentage of each applicable Purchase Payment and deducted upon surrender or withdrawal. For purposes of calculating this charge, we consider the year following the date of each Purchase Payment as Year 1.
 2 Currently, we deduct $10 for each transfer after the 20th transfer each Annuity Year. The maximum we may charge is $20 per transfer after the 8/th/ transfer each Annuity Year.
 3 Only applicable if Account Value is less than $100,000 (assessed annually on the Annuity's anniversary date or upon surrender). If you are a beneficiary under the Beneficiary Continuation Option, the Annual Maintenance Fee is the smaller of $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.

            ----------------------------------------------------------------------
            ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS/ 1/
            (assessed as a percentage of the daily net assets of the Sub-accounts)
            ----------------------------------------------------------------------
                     FEE/CHARGE               B Series     L Series    X Series
            Mortality & Expense Risk           1.00%        1.35%       1.40%
            Charge/ 2/
            ----------------------------------------------------------------------
            Administration Charge/ 2/          0.15%        0.15%       0.15%
            ----------------------------------------------------------------------
            Settlement Service Charge/ 3/      1.00%        1.00%       1.00%
            ----------------------------------------------------------------------
            Total Annual Charges of the        1.15%        1.50%       1.55%
            Sub-accounts
            ----------------------------------------------------------------------


 (1)These charges are deducted daily and apply to the Sub-accounts only.
 (2)The combination of the Mortality and Expense Risk Charge and Administration Charge is referred to as the "Insurance Charge" elsewhere in this Prospectus.
 (3)The Settlement Service Charge applies only if your beneficiary elects the Beneficiary Continuation Option. The Mortality & Expense Risk Charge and the Administration Charge do not apply if you are a beneficiary under the Beneficiary Continuation Option. Please refer to the section of this Prospectus that describes the Beneficiary Continuation Option for more detailed information about these options, including certain restrictions and limitations that may apply.


 The following table sets forth the charge for each optional benefit under the Annuity. These fees would be in addition to the periodic fees and transaction fees set forth in the tables above.


           ---------------------------------------------------------
           YOUR OPTIONAL BENEFIT FEES AND CHARGES
           ---------------------------------------------------------
                     OPTIONAL BENEFIT                  OPTIONAL
                                                     BENEFIT FEE/
                                                        CHARGE
           ---------------------------------------------------------
           GUARANTEED MINIMUM INCOME BENEFIT      (2.00% maximum)/2/
           (GMIB)/3/                               0.50% currently
           ---------------------------------------------------------
           TRUEINCOME/1/                          (1.50% maximum)/2/
                                                   0.60% currently
           ---------------------------------------------------------
           TRUEINCOME - SPOUSAL/1/                (1.50% maximum)/2/
                                                   0.75% currently
           ---------------------------------------------------------
           TRUEINCOME - HIGHEST DAILY/1/          (1.50% maximum)/2/
                                                   0.60% currently
           ---------------------------------------------------------
           HIGHEST DAILY ANNIVERSARY VALUE DEATH        0.25%
           BENEFIT ("HAV")/ 1/
           ---------------------------------------------------------
           Please refer to the section of this Prospectus that
           describes each optional benefit for a complete
           description of the benefit, including any restrictions
           or limitations that may apply.
           ---------------------------------------------------------



 (1)The charges for TrueIncome, TrueIncome - Spousal, TrueIncome - Highest Daily, and HAV Death Benefit are assessed annually against the average daily net assets of the Sub-accounts. The charge is in addition to the Insurance Charge.
 (2)We reserve the right to increase the charge to the maximum indicated upon any step-up or reset under the benefit, or upon a new election of the benefit. However, we have no present intention of doing so.
 (3)The charge for the Guaranteed Minimum Income Benefit is assessed against the GMIB Protected Income Value ("PIV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the Fixed Rate Option. The charge is in addition to the Insurance Charge.



 The following table provides the range (minimum and maximum) of the total annual expenses for the Portfolios as of December 31, 2007. Each figure is stated as a percentage of the Portfolio's average daily net assets.



               --------------------------------------------------
                   TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
               --------------------------------------------------
                                                  MINIMUM MAXIMUM
               --------------------------------------------------
               Total Portfolio Operating Expenses  0.59%   2.11%
               --------------------------------------------------



 The following are the total annual expenses for each Portfolio as of December 31, 2007 except as noted. The "Total Annual Portfolio Operating Expenses" reflect the combination of the Portfolio's investment management fee, other expenses, and any 12b-1 fees. Each figure is stated as a percentage of the Portfolio's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. For certain of the Portfolios, a portion of the management fee has been waived and/or other expenses have been partially reimbursed. The existence of any such fee waivers and/or reimbursements have been reflected in the footnotes. The following expenses are deducted by the Portfolio before it provides Allstate New York with the daily net asset value. The Portfolio information was provided by the Portfolio company and has not been independently verified by us. See the prospectuses or statements of additional information of the Portfolios for further details. The current prospectus and statement of additional information for the Portfolios can be obtained by calling 1-877-234-8688.

-------------------------------------------------------------------------------------------------------------
                                         PORTFOLIO ANNUAL EXPENSES

                 (as a percentage of the average net assets of the underlying Portfolios)
-------------------------------------------------------------------------------------------------------------
                                                              For the year ended December 31, 2007
                                                     ------------------------------------------------------
                     PORTFOLIO                                                         Acquired     Total
                                                                                       Portfolio   Annual
                                                     Management    Other                Fees &    Portfolio
                                                      Fee /4/   Expenses /1/ 12b-1 Fee Expenses  Expenses /3/
-------------------------------------------------------------------------------------------------------------
Advanced Series Trust
 AST Advanced Strategies                               0.85%       0.15%       0.00%     0.04%      1.04%
 AST Aggressive Asset Allocation /2,8/                 0.15%       0.03%       0.00%     0.96%      1.14%
 AST AllianceBernstein Core Value                      0.75%       0.11%       0.00%     0.00%      0.86%
 AST AllianceBernstein Growth & Income                 0.75%       0.08%       0.00%     0.00%      0.83%
 AST American Century Income & Growth                  0.75%       0.11%       0.00%     0.00%      0.86%
 AST American Century Strategic Allocation /2,8/       0.85%       0.25%       0.00%     0.00%      1.10%
 AST Balanced Asset Allocation /2,8/                   0.15%       0.01%       0.00%     0.90%      1.06%
 AST Capital Growth Asset Allocation /2,8/             0.15%       0.01%       0.00%     0.93%      1.09%
 AST CLS Growth Asset Allocation /2,5,8/               0.30%       0.36%       0.00%     0.99%      1.65%
 AST CLS Moderate Asset Allocation /2,5,8/             0.30%       0.36%       0.00%     0.91%      1.57%
 AST Cohen & Steers Realty                             1.00%       0.12%       0.00%     0.00%      1.12%
 AST Conservative Asset Allocation /2,8/               0.15%       0.02%       0.00%     0.87%      1.04%
 AST DeAM Large-Cap Value                              0.85%       0.11%       0.00%     0.00%      0.96%
 AST DeAM Small-Cap Value                              0.95%       0.18%       0.00%     0.00%      1.13%
 AST Federated Aggressive Growth                       0.95%       0.11%       0.00%     0.00%      1.06%
 AST First Trust Balanced Target                       0.85%       0.11%       0.00%     0.00%      0.96%
 AST First Trust Capital Appreciation Target           0.85%       0.11%       0.00%     0.00%      0.96%
 AST Goldman Sachs Concentrated Growth                 0.90%       0.10%       0.00%     0.00%      1.00%
 AST Goldman Sachs Mid-Cap Growth                      1.00%       0.12%       0.00%     0.00%      1.12%
 AST High Yield                                        0.75%       0.12%       0.00%     0.00%      0.87%
 AST Horizon Growth Asset Allocation /2,5,8/           0.30%       0.84%       0.00%     0.97%      2.11%
 AST Horizon Moderate Asset Allocation /2,5,8/         0.30%       0.57%       0.00%     0.90%      1.77%
 AST International Growth                              1.00%       0.11%       0.00%     0.00%      1.11%
 AST International Value                               1.00%       0.12%       0.00%     0.00%      1.12%
 AST Investment Grade Bond /5/                         0.65%       0.99%       0.00%     0.00%      1.64%
 AST JPMorgan International Equity                     0.87%       0.13%       0.00%     0.00%      1.00%
 AST Large-Cap Value                                   0.75%       0.08%       0.00%     0.00%      0.83%
 AST Lord Abbett Bond-Debenture                        0.80%       0.11%       0.00%     0.00%      0.91%
 AST Marsico Capital Growth                            0.90%       0.08%       0.00%     0.00%      0.98%
 AST MFS Global Equity                                 1.00%       0.21%       0.00%     0.00%      1.21%
 AST MFS Growth                                        0.90%       0.12%       0.00%     0.00%      1.02%
 AST Mid-Cap Value                                     0.95%       0.14%       0.00%     0.00%      1.09%
 AST Money Market                                      0.50%       0.09%       0.00%     0.00%      0.59%
 AST Neuberger Berman Mid-Cap Growth                   0.90%       0.10%       0.00%     0.00%      1.00%
 AST Neuberger Berman Mid-Cap Value                    0.89%       0.10%       0.00%     0.00%      0.99%
 AST Neuberger Berman Small-Cap Growth                 0.95%       0.12%       0.00%     0.00%      1.07%
 AST Niemann Capital Growth Asset Allocation /2,5,8/   0.30%       0.50%       0.00%     0.96%      1.76%
 AST PIMCO Limited Maturity Bond                       0.65%       0.11%       0.00%     0.00%      0.76%
 AST PIMCO Total Return Bond                           0.65%       0.09%       0.00%     0.00%      0.74%
 AST Preservation Asset Allocation /2,8/               0.15%       0.03%       0.00%     0.82%      1.00%
 AST QMA US Equity Alpha                               1.00%       0.63%       0.00%     0.00%      1.63%
 AST Small-Cap Growth                                  0.90%       0.15%       0.00%     0.00%      1.05%
 AST Small-Cap Value                                   0.90%       0.10%       0.00%     0.00%      1.00%
 AST T. Rowe Price Asset Allocation /2,8/              0.85%       0.12%       0.00%     0.00%      0.97%
 AST T. Rowe Price Global Bond                         0.80%       0.13%       0.00%     0.00%      0.93%
 AST T. Rowe Price Large-Cap Growth                    0.88%       0.08%       0.00%     0.00%      0.96%
 AST T. Rowe Price Natural Resources                   0.90%       0.10%       0.00%     0.00%      1.00%
 AST UBS Dynamic Alpha Strategy                        1.00%       0.13%       0.00%     0.02%      1.15%
 AST Western Asset Core Plus Bond /5/                  0.70%       0.10%       0.00%     0.02%      0.82%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
ProFund VP /6/
 Consumer Goods                                        0.75%       0.82%       0.25%     0.00%      1.82%
 Consumer Services                                     0.75%       1.07%       0.25%     0.00%      2.07%

---------------------------------------------------------------------------------------------------------------------
                                             PORTFOLIO ANNUAL EXPENSES

                     (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------
                                                                      For the year ended December 31, 2007
                                                             ------------------------------------------------------
                         PORTFOLIO                                                             Acquired     Total
                                                                                               Portfolio   Annual
                                                             Management    Other                Fees &    Portfolio
                                                              Fee /4/   Expenses /1/ 12b-1 Fee Expenses  Expenses /3/
---------------------------------------------------------------------------------------------------------------------
ProFund VP /6/ continued
 Financials                                                    0.75%       0.74%       0.25%     0.00%      1.74%
 Health Care                                                   0.75%       0.72%       0.25%     0.00%      1.72%
 Industrials                                                   0.75%       0.84%       0.25%     0.00%      1.84%
 Large-Cap Growth                                              0.75%       0.70%       0.25%     0.00%      1.70%
 Large-Cap Value                                               0.75%       0.72%       0.25%     0.00%      1.72%
 Mid-Cap Growth                                                0.75%       0.70%       0.25%     0.00%      1.70%
 Mid-Cap Value                                                 0.75%       0.72%       0.25%     0.00%      1.72%
 Real Estate                                                   0.75%       0.73%       0.25%     0.00%      1.73%
 Small-Cap Growth                                              0.75%       0.69%       0.25%     0.00%      1.69%
 Small-Cap Value                                               0.75%       0.76%       0.25%     0.00%      1.76%
 Telecommunications                                            0.75%       0.72%       0.25%     0.00%      1.72%
 Utilities                                                     0.75%       0.72%       0.25%     0.00%      1.72%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
 Franklin Templeton VIP Founding Funds Allocation Fund /7/     0.00%       0.41%       0.35%     0.65%      1.41%
 Management and administration fee waivers/reductions: 0.28%
 Net expenses after fee reimbursement/expense waiver: 1.13%



 1 Shares of the Portfolios are generally purchased through variable insurance products. The Fund has entered into arrangements with the issuers of the variable insurance products offering the Portfolios under which the Fund compensates the issuers 0.10% for providing ongoing services to Portfolio shareholders in lieu of the Fund providing such services directly to shareholders. Amounts paid under these arrangements are included in "Other Expenses." Subject to the expense limitations set forth below, for each Portfolio of the Fund other than the Dynamic and Tactical Asset Allocation Portfolios, 0.03% of the 0.10% administrative services fee is voluntarily waived. The Dynamic and Tactical Asset Allocation Portfolios do not directly pay any portion of the 0.10% administrative service fee. The Acquired Portfolios in which the Dynamic and Tactical Asset Allocation Portfolios invest, however, are subject to the administrative services fee. With respect to the AST QMA US Equity Alpha Portfolio, "Other Expenses" includes dividend expenses on short sales and interest expenses on short sales. Our reference above to the Dynamic Asset Allocation Portfolios refers to these portfolios: AST Aggressive Asset Allocation, AST Balanced Asset Allocation, AST Capital Growth Asset Allocation, AST Conservative Asset Allocation, and AST Preservation Asset Allocation. Our reference to the Tactical Asset Allocation Portfolios refers to these portfolios: AST CLS Growth Asset Allocation, AST CLS Moderate Asset Allocation, AST Horizon Growth Asset Allocation, AST Horizon Moderate Asset Allocation, AST Niemann Capital Growth Asset Allocation.
 2 Some of the Portfolios invest in other investment companies (the Acquired Portfolios). For example, each Dynamic Asset Allocation Portfolio and Tactical Asset Allocation Portfolio invests primarily in shares of other Portfolios of Advanced Series TrustInvestors in a Portfolio indirectly bear the fees and expenses of the Acquired Portfolios. The expenses shown under "Acquired Portfolio Fees and Expenses" represent a weighted average of the expense ratios of the Acquired Portfolios in which each Portfolio invested during the year ended December 31, 2007. The Dynamic Asset Allocation Portfolios and Tactical Asset Allocation Portfolios do not pay any transaction fees when purchasing or redeeming shares of the Acquired Portfolios. Our reference above to the Dynamic Asset Allocation Portfolios refers to these portfolios: AST Aggressive Asset Allocation, AST Balanced Asset Allocation, AST Capital Growth Asset Allocation, AST Conservative Asset Allocation, and AST Preservation Asset Allocation. Our reference to the Tactical Asset Allocation Portfolios refers to these portfolios: AST CLS Growth Asset Allocation, AST CLS Moderate Asset Allocation, AST Horizon Growth Asset Allocation, AST Horizon Moderate Asset Allocation, AST Niemann Capital Growth Asset Allocation.
 3 Prudential Investments LLC and AST Investment Services, Inc. have voluntarily agreed to waive a portion of their management fee and/or limit total expenses (expressed as an annual percentage of average daily net assets) for certain Portfolios of the Fund. These arrangements, which are set forth as follows, may be discontinued or otherwise modified at any time. AST American Century Strategic Allocation: 1.25%; AST Cohen & Steers
    Realty: 1.45%; AST DeAM Small-Cap Value: 1.14%; AST Goldman Sachs Concentrated Growth: 0.86%; AST Goldman Sachs Mid-Cap Growth: 1.12%; AST High Yield: 0.88%; AST JPMorgan International Equity: 1.01%; AST International Value: 1.50%; AST Large-Cap Value: 1.20%; AST Lord Abbett Bond-Debenture: 0.88%; AST MFS Global Equity: 1.18%; AST MFS Growth: 1.35%; AST Marsico Capital Growth: 1.35%; AST Mid-Cap Value: 1.45%; AST Money
    Market: 0.56%; AST Neuberger Berman Mid-Cap Growth: 1.25%; AST Neuberger Berman Mid-Cap Value: 1.25%; AST PIMCO Total Return Bond: contractual Portfolio expense limit 1.05%, which can be discontinued or modified only by amending the contract; AST PIMCO Limited Maturity Bond: 1.05%; AST T. Rowe Price Asset Allocation: 1.25%; AST T. Rowe Price Natural
    Resources: 1.35%; AST International Growth: 1.75%.
 4 The management fee rate shown in the "management fees" column represents the actual fee rate paid by the indicated Portfolio for the fiscal year ended December 31, 2007, except that the fee rate shown does not reflect the impact of any voluntary management fee waivers that may be applicable and which would result in a reduction in the fee rate paid by the Portfolio. The management fee rate for certain Portfolios may include "breakpoints" which are reduced fee rates that are applicable at specified levels of Portfolio assets; the effective fee rates shown in the table reflect and incorporate any fee "breakpoints" which may be applicable.
 5 The Tactical Asset Allocation Portfolios and Western Asset Core Plus Bond Portfolio are based on estimated expenses for 2008 and current period average daily net assets. The AST Bond Portfolio 2015, AST Bond Portfolio 2018, AST Bond Portfolio 2019 and the AST Investment Grade Bond Portfolio are based on estimated expenses for 2008 at an estimated asset level.
 6 Portfolios of ProFund VP are only available in the L Series. ProFund Advisors LLC has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Portfolio Operating Expenses, as a percentage of average daily net assets, exceed 1.63% (1.33% for ProFund VP U.S. Government Plus and 1.30% for ProFund VP Money Market) through April 30, 2009. After such date, any of the expense limitations may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors LLC within three years of the waiver or reimbursement to the extent that recoupment will not cause the Portfolio's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

 7 Operating expenses are estimates based on Class 1 expenses for fiscal year ended December 31, 2007, except for 12b-1 fees which are based on the Class 4 maximum contractual amounts. The Fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it will invest. Acquired funds' estimated fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2007. Effective December 1, 2007, the administrator has contractually agreed to waive or limit its fee to assume as its own expense certain expenses otherwise payable by the Portfolio, excluding the portfolios' fees and expenses, so that direct operating expenses of the Portfolio do not exceed 0.13% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2009.
 8 Each of these portfolios is commonly referred to as a "fund of funds" because each invests in other investment companies.

                               EXPENSE EXAMPLES

 These examples are intended to help you compare the cost of investing in one Allstate New York Annuity with the cost of investing in other Allstate New York Annuities and/or other variable annuities. Below are examples for each Annuity showing what you would pay in expenses at the end of the stated time periods if you invested $10,000 in the Annuity and your investment had a 5% return each year.

 The examples reflect the following fees and charges for each Annuity as described in "Summary of Contract Fees and Charges":
   .   Insurance Charge
   .   Contingent Deferred Sales Charge (when and if applicable)
   .   Annual Maintenance Fee

 The examples also assume the following for the period shown:
   . You allocate all of your Account Value to the Sub-account with the maximum total operating expenses, and those expenses remain the same each year
   .   You make no withdrawals of Account Value
   .   You make no transfers, or other transactions for which we charge a fee

   . You elect the Guaranteed Minimum Income Benefit (GMIB) and the Highest Anniversary Value Death Benefit (the maximum combination of optional benefit charges). The maximum charge, rather than the current charge, is deducted for these benefits in the examples
   . For the X Series example, the Purchase Credit applicable to the Annuity is 6% of the Purchase Payment*

   .   For the X Series example, the Longevity Credit does not apply

 Amounts shown in the examples are rounded to the nearest dollar.


 * Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling form.
 ** The Purchase Credit that is applied to Purchase Payments received depends upon the age of the Owner when the Purchase Payment was made. (See "How do I Receive Purchase Credits?")


 THE EXAMPLES ARE ILLUSTRATIVE ONLY - THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE PORTFOLIOS - ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN IF YOU ELECT A DIFFERENT COMBINATION OF OPTIONAL BENEFITS THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

 Expense Examples are provided as follows: 1.) if you surrender the Annuity at the end of the stated time period; 2.) if you annuitize at the end of the stated time period; and 3.) if you do not surrender your Annuity. Since the Annuities are first being offered as of the effective date of this prospectus, no accumulation values are available.

 If you surrender your Annuity at the end of the applicable time period:


                                1 yr  3 yrs  5 yrs  10 yrs
                      ------------------------------------
                      B Series $1,209 $2,172 $3,117 $5,580
                      ------------------------------------
                      L Series $1,242 $2,266 $2,992 $5,814
                      ------------------------------------
                      X Series $1,464 $2,659 $3,773 $6,198
                      ------------------------------------


 If you annuitize your Annuity at the end of the applicable time period: /1/


                                1 yr 3 yrs  5 yrs  10 yrs
                       ----------------------------------
                       B Series N/A  $1,722 $2,847 $5,580
                       ----------------------------------
                       L Series N/A  $1,816 $2,992 $5,814
                       ----------------------------------
                       X Series N/A  $1,939 $3,193 $6,198
                       ----------------------------------


 If you do not surrender your Annuity:


                                1 yr 3 yrs  5 yrs  10 yrs
                       ----------------------------------
                       B Series $579 $1,722 $2,847 $5,580
                       ----------------------------------
                       L Series $612 $1,816 $2,992 $5,814
                       ----------------------------------
                       X Series $654 $1,939 $3,193 $6,198
                       ----------------------------------


 (1) You may not annuitize in the first Annuity Year.

                              INVESTMENT OPTIONS

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?
 Each variable investment option is a Sub-account of the Allstate Life of New York Separate Account A (see "What is the Separate Account" for more detailed information). Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any Portfolio in which you are interested. The following chart classifies each of the Portfolios based on our assessment of their investment style (as of the date of this Prospectus). The chart also provides a description of each Portfolio's investment objective (in italics) and a short, summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any Portfolio will meet its investment objective. The Portfolios that you select are your choice - we do not recommend or endorse any particular Portfolio.


 Not all portfolios offered as Sub-accounts may be available depending on optional benefit selection, which contract series you selected, the applicable jurisdiction and selling firm. Thus, if you selected particular optional benefits, you would be precluded from investing in certain Portfolios and therefore would not receive investment appreciation (or depreciation) affecting those Portfolios. Please see the General Information section of this prospectus, under the heading concerning "Service Fees" for a discussion of fees that we may receive from underlying mutual funds and /or their affiliates.


 The name of the advisor/sub-advisor for each Portfolio appears next to the description. The Portfolios of Advanced Series Trust are co-managed by AST Investment Services, Inc. and Prudential Investments LLC, both of which are affiliated companies of The Prudential Insurance Company of America. However, a sub-advisor, as noted below, is engaged to conduct day-to-day management.

 The Portfolios are not publicly traded mutual funds. They are only available as investment options in variable annuity contracts and variable life insurance policies issued by insurance companies, or in some cases, to participants in certain qualified retirement plans. However, some of the Portfolios available as Sub-accounts under the Annuities are managed by the same portfolio advisor or sub-advisor as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception. Certain retail mutual funds may also have been modeled after a Portfolio. While the investment objective and policies of the retail mutual funds and the Portfolios may be substantially similar, the actual investments will differ to varying degrees. Differences in the performance of the funds can be expected, and in some cases could be substantial. You should not compare the performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds. The current prospectus and statement of additional information for the Portfolios can be obtained by calling 1-877-234-8688.


 Beginning May 1, 2008, we will allow Owners of an L Series Annuity to invest in certain ProFund VP Portfolios. However, we will not allow Owners of a B Series or an X Series to invest in any ProFund Portfolios. Now will we allow beneficiaries who acquire any of the Annuities on or after May 1, 2008 under the Beneficiary Continuation Option to invest in any ProFund VP Portfolio.


 Not all Portfolios offered as Sub-accounts are available if you elect certain optional benefits. The following table lists the currently allowable investment options when you choose certain optional benefits:



 If you select any one of the        Then you may only invest among the
 following optional benefits:        following Sub-accounts (the "Permitted
                                     Sub-accounts"):
 TrueIncome/SM/                      AST Capital Growth Asset Allocation
                                     Portfolio
 TrueIncome/SM/ - Spousal            AST Balanced Asset Allocation Portfolio
 TrueIncome/SM/ - Highest Daily      AST Conservative Asset Allocation
                                     Portfolio
 Highest Anniversary Value Death     AST Preservation Asset Allocation
 Benefit                             Portfolio
                                     AST Advanced Strategies Portfolio
                                     AST First Trust Balanced Target Portfolio
                                     AST First Trust Capital Appreciation
                                     Target Portfolio
                                     AST T. Rowe Price Asset Allocation
                                     Portfolio
                                     AST UBS Dynamic Alpha Strategy Portfolio
                                     AST American Century Strategic Allocation
                                     Portfolio
                                     AST CLS Growth Asset Allocation Portfolio
                                     AST CLS Moderate Asset Allocation
                                     Portfolio
                                     AST Horizon Growth Asset Allocation
                                     Portfolio
                                     AST Horizon Moderate Asset Allocation
                                     Portfolio
                                     AST Niemann Capital Growth Asset
                                     Allocation Portfolio
                                     Franklin Templeton VIP Founding Funds
                                     Allocation Fund
-------------------------------------------------------------------------------



 Under the Guaranteed Minimum Income Benefit, all Sub-accounts are permitted.

 Additional Information regarding these optional benefits can be found in the "Living Benefits" and "Death Benefit" sections of this Prospectus.

    -----------------------------------------------------------------------
     STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                 ADVISOR/
                                                          SUB-ADVISOR
    -----------------------------------------------------------------------
                       ADVANCED SERIES TRUST
    -----------------------------------------------------------------------
      ASSET     AST Advanced Strategies Portfolio:         LSV Asset
     ALLOCA-    seeks a high level of absolute            Management;
      TION/     return. The Portfolio invests           Marsico Capital
     BALANCED   primarily in a diversified portfolio    Management, LLC;
                of equity and fixed income             Pacific Investment
                securities across different                Management
                investment categories and investment      Company LLC
                managers. The Portfolio pursues a       (PIMCO); T. Rowe
                combination of traditional and         Price Associates,
                non-traditional investment             Inc.; William Blair
                strategies.                              & Company, LLC
    -----------------------------------------------------------------------
      ASSET     AST Aggressive Asset Allocation          AST Investment
     ALLOCA-    Portfolio: seeks the highest            Services, Inc. &
      TION/     potential total return consistent          Prudential
     BALANCED   with its specified level of risk        Investments LLC/
                tolerance. The Portfolio will invest       Prudential
                its assets in several other Advanced    Investments LLC
                Series Trust Portfolios. Under
                normal market conditions, the
                Portfolio will devote approximately
                100% of its net assets to underlying
                portfolios investing primarily in
                equity securities (with a range of
                92.5% to 100%) and the remainder of
                its net assets to underlying
                portfolios investing primarily in
                debt securities and money market
                instruments (with a range of 0% -
                7.5%).
    -----------------------------------------------------------------------
      LARGE     AST AllianceBernstein Core Value       AllianceBernstein
       CAP      Portfolio: seeks long-term capital            L.P.
      VALUE     growth by investing primarily in
                common stocks. The subadviser
                expects that the majority of the
                Portfolio's assets will be invested
                in the common stocks of large
                companies that appear to be
                undervalued. Among other things, the
                Portfolio seeks to identify
                compelling buying opportunities
                created when companies are
                undervalued on the basis of investor
                reactions to near-term problems or
                circumstances even though their
                long-term prospects remain sound.
                The subadviser seeks to identify
                individual companies with earnings
                growth potential that may not be
                recognized by the market at large.
    -----------------------------------------------------------------------
      LARGE     AST AllianceBernstein Growth &         AllianceBernstein
       CAP      Income Portfolio: seeks long-term             L.P.
      VALUE     growth of capital and income while
                attempting to avoid excessive
                fluctuations in market value. The
                Portfolio normally will invest in
                common stocks (and securities
                convertible into common stocks). The
                subadviser will take a
                value-oriented approach, in that it
                will try to keep the Portfolio's
                assets invested in securities that
                are selling at reasonable valuations
                in relation to their fundamental
                business prospects.
    -----------------------------------------------------------------------
      LARGE     AST American Century Income & Growth    American Century
       CAP      Portfolio: seeks capital growth with       Investment
      VALUE     current income as a secondary           Management, Inc.
                objective. The Portfolio invests
                primarily in common stocks that
                offer potential for capital growth,
                and may, consistent with its
                investment objective, invest in
                stocks that offer potential for
                current income. The subadviser
                utilizes a quantitative management
                technique with a goal of building an
                equity portfolio that provides
                better returns than the S&P 500
                Index without taking on significant
                additional risk and while attempting
                to create a dividend yield that will
                be greater than the S&P 500 Index.
    -----------------------------------------------------------------------
      ASSET     AST American Century Strategic          American Century
     ALLOCA-    Allocation Portfolio: seeks                Investment
      TION/     long-term capital growth with some      Management, Inc.
     BALANCED   regular income. The Portfolio will
                invest, under normal circumstances,
                in any type of U.S. or foreign
                equity security that meets certain
                fundamental and technical standards.
                The portfolio managers will draw on
                growth, value and quantitative
                investment techniques in managing
                the equity portion of the Portfolio
                and diversify the Portfolio's
                investments among small, medium and
                large companies.
    -----------------------------------------------------------------------
      ASSET     AST Balanced Asset Allocation            AST Investment
     ALLOCA-    Portfolio: seeks the highest            Services, Inc. &
      TION/     potential total return consistent          Prudential
     BALANCED   with its specified level of risk        Investments LLC/
                tolerance. The Portfolio will invest       Prudential
                its assets in several other Advanced    Investments LLC
                Series Trust Portfolios. Under
                normal market conditions, the
                Portfolio will devote approximately
                75% of its net assets to underlying
                portfolios investing primarily in
                equity securities (with a range of
                67.5% to 80%), and 25% of its net
                assets to underlying portfolios
                investing primarily in debt
                securities and money market
                instruments (with a range of 20.0%
                to 32.5%).
    -----------------------------------------------------------------------

     ----------------------------------------------------------------------
       STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
        TYPE                                                 ADVISOR/
                                                            SUB-ADVISOR
     ----------------------------------------------------------------------
       ASSET      AST Capital Growth Asset Allocation     AST Investment
       ALLOCA     Portfolio: seeks the highest            Services, Inc. &
       TION/      potential total return consistent         Prudential
      BALANCED    with its specified level of risk        Investments LLC/
                  tolerance. The Portfolio will invest      Prudential
                  its assets in several other Advanced    Investments LLC
                  Series Trust Portfolios. Under
                  normal market conditions, the
                  Portfolio will devote approximately
                  65% of its net assets to underlying
                  portfolios investing primarily in
                  equity securities (with a range of
                  57.5% to 72.5%, and 35% of its net
                  assets to underlying portfolios
                  investing primarily in debt
                  securities and money market
                  instruments (with a range of 27.5%
                  to 42.5%).
     ----------------------------------------------------------------------
       ASSET      AST CLS Growth Asset Allocation         CLS Investment
       ALLOCA     Portfolio: seeks the highest               Firm, LLC
       TION/      potential total return consistent
       GROWTH     with its specified level of risk
                  tolerance. Under normal
                  circumstances, at least 90% of the
                  Portfolio's assets will be invested
                  in other portfolios of Advanced
                  Series Trust (the underlying
                  portfolios) while no more than 10%
                  of the Portfolio's assets may be
                  invested in exchange traded funds
                  (ETFs). Under normal market
                  conditions, the Portfolio will
                  devote from 60% to 80% of its net
                  assets to underlying portfolios and
                  ETFs investing primarily in equity
                  securities, and from 20% to 40% of
                  its net assets to underlying
                  portfolios and ETFs investing
                  primarily in debt securities and
                  money market instruments.
     ----------------------------------------------------------------------
       ASSET      AST CLS Moderate Asset Allocation       CLS Investment
       ALLOCA     Portfolio: seeks the highest               Firm, LLC
       TION/      potential total return consistent
       GROWTH     with its specified level of risk
                  tolerance. Under normal
                  circumstances, at least 90% of the
                  Portfolio's assets will be invested
                  in other portfolios of Advanced
                  Series Trust (the underlying
                  portfolios) while no more than 10%
                  of the Portfolio's assets may be
                  invested in exchange traded funds
                  (ETFs). Under normal market
                  conditions, the Portfolio will
                  devote from 40% to 60% of its net
                  assets to underlying portfolios and
                  ETFs investing primarily in equity
                  securities, and from 40% to 60% of
                  its net assets to underlying
                  portfolios and ETFs investing
                  primarily in debt securities and
                  money market instruments.
     ----------------------------------------------------------------------
      SPECIALTY   AST Cohen & Steers Realty Portfolio:    Cohen & Steers
                  seeks to maximize total return              Capital
                  through investment in real estate       Management, Inc.
                  securities. The Portfolio pursues
                  its investment objective by
                  investing, under normal
                  circumstances, at least 80% of its
                  net assets in common stocks and
                  other equity securities issued by
                  real estate companies, such as real
                  estate investment trusts (REITs).
                  Under normal circumstances, the
                  Portfolio will invest substantially
                  all of its assets in the equity
                  securities of real estate companies,
                  i.e., a company that derives at
                  least 50% of its revenues from the
                  ownership, construction, financing,
                  management or sale of real estate or
                  that has at least 50% of its assets
                  in real estate. Real estate
                  companies may include real estate
                  investment trusts (REITs).
     ----------------------------------------------------------------------
       ASSET      AST Conservative Asset Allocation       AST Investment
      ALLOCA-     Portfolio: seeks the highest            Services, Inc. &
       TION/      potential total return consistent         Prudential
      BALANCED    with its specified level of risk        Investments LLC/
                  tolerance. The Portfolio will invest      Prudential
                  its assets in several other Advanced    Investments LLC
                  Series Trust Portfolios. Under
                  normal market conditions, the
                  Portfolio will devote approximately
                  55% of its net assets to underlying
                  portfolios investing primarily in
                  equity securities (with a range of
                  47.5% to 62.5%), and 45% of its net
                  assets to underlying portfolios
                  investing primarily in debt
                  securities and money market
                  instruments (with a range of 37.5%
                  to 52.5%.
     ----------------------------------------------------------------------
       LARGE      AST DeAM Large-Cap Value Portfolio:        Deutsche
        CAP       seeks maximum growth of capital by        Investment
       VALUE      investing primarily in the value          Management
                  stocks of larger companies. The         Americas, Inc.
                  Portfolio pursues its objective,
                  under normal market conditions, by
                  primarily investing at least 80% of
                  the value of its assets in the
                  equity securities of large-sized
                  companies included in the Russell
                  1000(R) Value Index. The subadviser
                  employs an investment strategy
                  designed to maintain a portfolio of
                  equity securities which approximates
                  the market risk of those stocks
                  included in the Russell 1000(R)
                  Value Index, but which attempts to
                  outperform the Russell 1000(R) Value
                  Index through active stock selection.
     ----------------------------------------------------------------------
       SMALL      AST DeAM Small-Cap Value Portfolio:        Deutsche
        CAP       seeks maximum growth of investors'        Investment
       VALUE      capital by investing primarily in         Management
                  the value stocks of smaller             Americas, Inc.
                  companies. The Portfolio pursues its
                  objective, under normal market
                  conditions, by primarily investing
                  at least 80% of its total assets in
                  the equity securities of small-sized
                  companies included in the Russell
                  2000(R) Value Index. The subadviser
                  employs an investment strategy
                  designed to maintain a portfolio of
                  equity securities which approximates
                  the market risk of those stocks
                  included in the Russell 2000(R)
                  Value Index, but which attempts to
                  outperform the Russell 2000(R) Value
                  Index.
     ----------------------------------------------------------------------

    ------------------------------------------------------------------------
     STYLE/        INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
      TYPE                                                  ADVISOR/
                                                           SUB-ADVISOR
    ------------------------------------------------------------------------
      SMALL     AST Federated Aggressive Growth         Federated Equity
       CAP      Portfolio: seeks capital growth. The       Management
     GROWTH     Portfolio pursues its investment           Company of
                objective by investing primarily in       Pennsylvania/
                the stocks of small companies that      Federated Global
                are traded on national security            Investment
                exchanges, NASDAQ stock exchange and    Management Corp.;
                the over-the-counter-market. Small       Federated MDTA
                companies will be defined as                   LLC
                companies with market
                capitalizations similar to companies
                in the Russell 2000 Growth Index. .
    ------------------------------------------------------------------------
      ASSET     AST First Trust Balanced Target        First Trust Advisors
     ALLOCA-    Portfolio: seeks long-term capital            L.P.
      TION/     growth balanced by current income.
     BALANCED   The Portfolio seeks to achieve its
                objective by investing approximately
                65% in common stocks and
                approximately 35% in fixed income
                securities. The Portfolio allocates
                the equity portion of the portfolio
                across five uniquely specialized
                strategies - The Dow(R) Target
                Dividend, the Value Line(R) Target
                25, the Global Dividend Target 15,
                the NYSE(R) International Target 25,
                and the Target Small Cap. Each
                strategy employs a quantitative
                approach by screening common stocks
                for certain attributes and/or using
                a multi-factor scoring system to
                select the common stocks. The fixed
                income allocation is determined by
                the Dow Jones Income strategy which
                utilizes certain screens to select
                bonds from the Dow Jones Corporate
                Bond Index or like-bonds not in the
                index.
    ------------------------------------------------------------------------
      ASSET     AST First Trust Capital Appreciation   First Trust Advisors
     ALLOCA-    Target Portfolio: seeks long-term             L.P.
      TION/     capital growth. The Portfolio seeks
     BALANCED   to achieve its objective by
                investing approximately 80% in
                common stocks and 20% in fixed
                income securities. The portfolio
                allocates the equity portion of the
                portfolio across five uniquely
                specialized strategies - the Value
                Line(R) Target 25, the Global
                Dividend Target 15, the Target Small
                Cap, the Nasdaq(R) Target 15, and
                the NYSE(R) International Target 25.
                Each strategy employs a quantitative
                approach by screening common stocks
                for certain attributes and/or using
                a multi-factor scoring system to
                select the common stocks. The fixed
                income allocation is determined by
                the Dow Jones Income strategy which
                utilizes certain screens to select
                bonds from the Dow Jones Corporate
                Bond Index or like-bonds not in the
                index.
    ------------------------------------------------------------------------
      LARGE     AST Goldman Sachs Concentrated            Goldman Sachs
       CAP      Growth Portfolio: seeks long-term       Asset Management,
     GROWTH     growth of capital. The Portfolio              L.P.
                will pursue its objective by
                investing primarily in equity
                securities of companies that the
                subadviser believes have the
                potential to achieve capital
                appreciation over the long-term. The
                Portfolio seeks to achieve its
                investment objective by investing,
                under normal circumstances, in
                approximately 30 - 45 companies that
                are considered by the subadviser to
                be positioned for long-term growth.
    ------------------------------------------------------------------------
     MID CAP    AST Goldman Sachs Mid-Cap Growth          Goldman Sachs
     GROWTH     Portfolio: seeks long-term capital      Asset Management,
                growth. The Portfolio pursues its             L.P.
                investment objective, by investing
                primarily in equity securities
                selected for their growth potential,
                and normally invests at least 80% of
                the value of its assets in
                medium-sized companies. Medium-sized
                companies are those whose market
                capitalizations (measured at the
                time of investment) fall within the
                range of companies in the Russell
                Mid-cap Growth Index. The subadviser
                seeks to identify individual
                companies with earnings growth
                potential that may not be recognized
                by the market at large.
    ------------------------------------------------------------------------
      FIXED     AST High Yield Portfolio: seeks        Pacific Investment
     INCOME     maximum total return, consistent           Management
                with preservation of capital and           Company LLC
                prudent investment management. The           (PIMCO)
                Portfolio invests, under normal
                circumstances, at least 80% of its
                net assets plus any borrowings for
                investment purposes (measured at
                time of purchase) in high yield,
                fixed-income securities that, at the
                time of purchase, are non-investment
                grade securities. Such securities
                are commonly referred to as "junk
                bonds".
    ------------------------------------------------------------------------
      ASSET     AST Horizon Growth Asset Allocation          Horizon
     ALLOCA     Portfolio: seeks the highest            Investments, LLC
      TION/     potential total return consistent
     GROWTH     with its specified level of risk
                tolerance. Under normal
                circumstances, at least 90% of the
                Portfolio's assets will be invested
                in other portfolios of Advanced
                Series Trust (the underlying
                portfolios) while no more than 10%
                of the Portfolio's assets may be
                invested in exchange traded funds
                (ETFs). Under normal market
                conditions, the Portfolio will
                devote from 60% to 80% of its net
                assets to underlying portfolios and
                ETFs investing primarily in equity
                securities, and from 20% to 40% of
                its net assets to underlying
                portfolios and ETFs investing
                primarily in debt securities and
                money market instruments.
    ------------------------------------------------------------------------

     ----------------------------------------------------------------------
      STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
       TYPE                                                 ADVISOR/
                                                           SUB-ADVISOR
     ----------------------------------------------------------------------
       ASSET     AST Horizon Moderate Asset                  Horizon
      ALLOCA     Allocation Portfolio: seeks the        Investments, LLC
       TION/     highest potential total return
      GROWTH     consistent with its specified level
                 of risk tolerance. Under normal
                 circumstances, at least 90% of the
                 Portfolio's assets will be invested
                 in other portfolios of Advanced
                 Series Trust (the underlying
                 portfolios) while no more than 10%
                 of the Portfolio's assets may be
                 invested in exchange traded funds
                 (ETFs). Under normal market
                 conditions, the Portfolio will
                 devote from 40% to 60% of its net
                 assets to underlying portfolios and
                 ETFs investing primarily in equity
                 securities, and from 40% to 60% of
                 its net assets to underlying
                 portfolios and ETFs investing
                 primarily in debt securities and
                 money market instruments.
     ----------------------------------------------------------------------
      INTER-     AST International Growth Portfolio:     Marsico Capital
      NATIONAL   seeks long-term capital growth.        Management, LLC;
      EQUITY     Under normal circumstances, the         William Blair &
                 Portfolio invests at least 80% of        Company, LLC
                 the value of its assets in
                 securities of issuers that are
                 economically tied to countries other
                 than the United States. Although the
                 Portfolio intends to invest at least
                 80% of its assets in the securities
                 of issuers located outside the
                 United States, it may at times
                 invest in U.S. issuers and it may
                 invest all of its assets in fewer
                 than five countries or even a single
                 country. The Portfolio looks
                 primarily for stocks of companies
                 whose earnings are growing at a
                 faster rate than other companies or
                 which offer attractive growth.
     ----------------------------------------------------------------------
      INTER-     AST International Value Portfolio:         LSV Asset
      NATIONAL   seeks long-term capital                   Management;
      EQUITY     appreciation. The Portfolio normally       Thornburg
                 invests at least 80% of the               Investment
                 Portfolio's assets in equity           Management, Inc.
                 securities. The Portfolio will
                 invest at least 65% of its net
                 assets in the equity securities of
                 companies in at least three
                 different countries, without limit
                 as to the amount of assets that may
                 be invested in a single country.
     ----------------------------------------------------------------------
       FIXED     AST Investment Grade Bond Portfolio:      Prudential
      INCOME     seeks the highest potential total         Investment
                 return consistent with its specified   Management, Inc.
                 level of risk tolerance to meet the
                 parameters established to support
                 the Highest Daily Lifetime Seven
                 benefits and maintain liquidity to
                 support changes in market conditions
                 for a fixed duration (weighted
                 average maturity) of about 6 years.
                 Please note that you may not make
                 purchase payments to this Portfolio,
                 and that this Portfolio is available
                 only with certain living benefits.
     ----------------------------------------------------------------------
      INTER-     AST JPMorgan International Equity         J.P. Morgan
      NATIONAL   Portfolio: seeks long-term capital        Investment
      EQUITY     growth by investing in a diversified   Management, Inc.
                 portfolio of international equity
                 securities. The Portfolio seeks to
                 meet its objective by investing,
                 under normal market conditions, at
                 least 80% of its assets in a
                 diversified portfolio of equity
                 securities of companies located or
                 operating in developed non-U.S.
                 countries and emerging markets of
                 the world. The equity securities
                 will ordinarily be traded on a
                 recognized foreign securities
                 exchange or traded in a foreign
                 over-the-counter market in the
                 country where the issuer is
                 principally based, but may also be
                 traded in other countries including
                 the United States.
     ----------------------------------------------------------------------
       LARGE     AST Large-Cap Value Portfolio: seeks     Dreman Value
        CAP      current income and long-term growth     Management LLC;
       VALUE     of income, as well as capital          Hotchkis and Wiley
                 appreciation. The Portfolio invests,        Capital
                 under normal circumstances, at least    Management LLC;
                 80% of its net assets in common           J.P. Morgan
                 stocks of large capitalization            Investment
                 companies. Large capitalization        Management, Inc.
                 companies are those companies with
                 market capitalizations within the
                 market capitalization range of the
                 Russell 1000 Value Index.
     ----------------------------------------------------------------------

    -----------------------------------------------------------------------
     STYLE/        INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
      TYPE                                                  ADVISOR/
                                                           SUB-ADVISOR
    -----------------------------------------------------------------------
      FIXED     AST Lord Abbett Bond-Debenture          Lord, Abbett & Co.
     INCOME     Portfolio: seeks high current income           LLC
                and the opportunity for capital
                appreciation to produce a high total
                return. The Portfolio invests, under
                normal circumstances, at least 80%
                of the value of its assets in fixed
                income securities. The Portfolio
                allocates its assets principally
                among fixed income securities in
                four market sectors: U.S. investment
                grade securities, U.S. high yield
                securities, foreign securities
                (including emerging market
                securities) and convertible
                securities. Under normal
                circumstances, the Portfolio invests
                in each of the four sectors
                described above. However, the
                Portfolio may invest substantially
                all of its assets in any one sector
                at any time, subject to the
                limitation that at least 20% of the
                Portfolio's net assets must be
                invested in any combination of
                investment grade debt securities,
                U.S. Government securities and cash
                equivalents. The Portfolio may also
                make significant investments in
                mortgage-backed securities. Although
                the Portfolio expects to maintain a
                weighted average maturity in the
                range of five to twelve years, there
                are no restrictions on the overall
                Portfolio or on individual
                securities. The Portfolio may invest
                up to 20% of its net assets in
                equity securities.
    -----------------------------------------------------------------------
      LARGE     AST Marsico Capital Growth               Marsico Capital
       CAP      Portfolio: seeks capital growth.         Management, LLC
     GROWTH     Income realization is not an
                investment objective and any income
                realized on the Portfolio's
                investments, therefore, will be
                incidental to the Portfolio's
                objective. The Portfolio will pursue
                its objective by investing primarily
                in common stocks of large companies
                that are selected for their growth
                potential. Large capitalization
                companies are companies with market
                capitalizations within the market
                capitalization range of the Russell
                1000 Growth Index. In selecting
                investments for the Portfolio, the
                subadviser uses an approach that
                combines "top down" macroeconomic
                analysis with "bottom up" stock
                selection. The "top down" approach
                identifies sectors, industries and
                companies that may benefit from the
                trends the subadviser has observed.
                The subadviser then looks for
                individual companies with earnings
                growth potential that may not be
                recognized by the market at large,
                utilizing a "bottom up" stock
                selection process. The Portfolio
                will normally hold a core position
                of between 35 and 50 common stocks.
                The Portfolio may hold a limited
                number of additional common stocks
                at times when the Portfolio manager
                is accumulating new positions,
                phasing out existing or responding
                to exceptional market conditions.
    -----------------------------------------------------------------------
     INTER-     AST MFS Global Equity Portfolio:          Massachusetts
     NATIONAL   seeks capital growth. Under normal      Financial Services
     EQUITY     circumstances the Portfolio invests          Company
                at least 80% of its assets in equity
                securities. The Portfolio will
                invest in the securities of U.S. and
                foreign issuers (including issuers
                in emerging market countries). While
                the portfolio may invest its assets
                in companies of any size, the
                Portfolio generally focuses on
                companies with relatively large
                market capitalizations relative to
                the markets in which they are traded.
    -----------------------------------------------------------------------
      LARGE     AST MFS Growth Portfolio: seeks           Massachusetts
       CAP      long-term capital growth and future,    Financial Services
     GROWTH     rather than current income. Under            Company
                normal market conditions, the
                Portfolio invests at least 80% of
                its net assets in common stocks and
                related securities, such as
                preferred stocks, convertible
                securities and depositary receipts,
                of companies that the subadviser
                believes offer better than average
                prospects for long-term growth. The
                subadviser uses a "bottom up" as
                opposed to a "top down" investment
                style in managing the Portfolio.
    -----------------------------------------------------------------------
     MID CAP    AST Mid Cap Value Portfolio: seeks      EARNEST Partners
      VALUE     to provide capital growth by               LLC; WEDGE
                investing primarily in                       Capital
                mid-capitalization stocks that           Management, LLP
                appear to be undervalued. The
                Portfolio generally invests, under
                normal circumstances, at least 80%
                of the value of its net assets in
                mid- capitalization companies.
                Mid-capitalization companies are
                generally those that have market
                capitalizations, at the time of
                purchase, within the market
                capitalization range of companies
                included in the Russell Midcap Value
                Index during the previous 12-months
                based on month-end data.
    -----------------------------------------------------------------------
      FIXED     AST Money Market Portfolio: seeks          Prudential
     INCOME     high current income while                  Investment
                maintaining high levels of              Management, Inc.
                liquidity. The Portfolio invests in
                high-quality, short-term, U.S.
                dollar denominated corporate, bank
                and government obligations. The
                Portfolio will invest in securities
                which have effective maturities of
                not more than 397 days.
    -----------------------------------------------------------------------

     ----------------------------------------------------------------------
      STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
       TYPE                                                 ADVISOR/
                                                           SUB-ADVISOR
     ----------------------------------------------------------------------
      MID CAP    AST Neuberger Berman Mid-Cap Growth    Neuberger Berman
      GROWTH     Portfolio: seeks capital growth.        Management Inc.
                 Under normal market conditions, the
                 Portfolio invests at least 80% of
                 its net assets in the common stocks
                 of mid-capitalization companies.
                 Mid-capitalization companies are
                 those companies whose market
                 capitalization is within the range
                 of market capitalizations of
                 companies in the Russell Midcap(R)
                 Growth Index. Using fundamental
                 research and quantitative analysis,
                 the subadviser looks for
                 fast-growing companies that are in
                 new or rapidly evolving industries.
     ----------------------------------------------------------------------
      MID CAP    AST Neuberger Berman Mid-Cap Value     Neuberger Berman
       VALUE     Portfolio: seeks capital growth.        Management Inc.
                 Under normal market conditions, the
                 Portfolio invests at least 80% of
                 its net assets in the common stocks
                 of medium capitalization companies.
                 For purposes of the Portfolio,
                 companies with market
                 capitalizations that fall within the
                 range of the Russell Midcap(R) Index
                 at the time of investment are
                 considered medium capitalization
                 companies. Some of the Portfolio's
                 assets may be invested in the
                 securities of large-cap companies as
                 well as in small-cap companies.
                 Under the Portfolio's value-oriented
                 investment approach, the subadviser
                 looks for well-managed companies
                 whose stock prices are undervalued
                 and that may rise in price before
                 other investors realize their worth.
     ----------------------------------------------------------------------
       SMALL     AST Neuberger Berman Small-Cap         Neuberger Berman
        CAP      Growth Portfolio: seeks maximum         Management Inc.
      GROWTH     growth of investors' capital from a
                 portfolio of growth stocks of
                 smaller companies. The Portfolio
                 pursues its objective, under normal
                 circumstances, by primarily
                 investing at least 80% of its total
                 assets in the equity securities of
                 small-sized companies included in
                 the Russell 2000 Growth(R) Index.
     ----------------------------------------------------------------------
       ASSET     AST Niemann Capital Growth Asset        Neimann Capital
      ALLOCA     Allocation Portfolio: seeks the         Management Inc.
       TION/     highest potential total return
      GROWTH     consistent with its specified level
                 of risk tolerance. Under normal
                 circumstances, at least 90% of the
                 Portfolio's assets will be invested
                 in other portfolios of Advanced
                 Series Trust (the underlying
                 portfolios) while no more than 10%
                 of the Portfolio's assets may be
                 invested in exchange traded funds
                 (ETFs). Under normal market
                 conditions, the Portfolio will
                 devote from 60% to 80% of its net
                 assets to underlying portfolios and
                 ETFs investing primarily in equity
                 securities, and from 20% to 40% of
                 its net assets to underlying
                 portfolios and ETFs investing
                 primarily in debt securities and
                 money market instruments.
     ----------------------------------------------------------------------
       FIXED     AST PIMCO Limited Maturity Bond        Pacific Investment
      INCOME     Portfolio: seeks to maximize total        Management
                 return consistent with preservation       Company LLC
                 of capital and prudent investment           (PIMCO)
                 management. The Portfolio will
                 invest in a portfolio of
                 fixed-income investment instruments
                 of varying maturities. The average
                 portfolio duration of the Portfolio
                 generally will vary within a one- to
                 three- year time frame based on the
                 subadviser's forecast for interest
                 rates.
     ----------------------------------------------------------------------
       FIXED     AST PIMCO Total Return Bond            Pacific Investment
      INCOME     Portfolio: seeks to maximize total        Management
                 return consistent with preservation       Company LLC
                 of capital and prudent investment           (PIMCO)
                 management. The Portfolio will
                 invest in a portfolio of
                 fixed-income investment instruments
                 of varying maturities.
     ----------------------------------------------------------------------
       ASSET     AST Preservation Asset Allocation       AST Investment
      ALLOCA-    Portfolio: seeks the highest           Services, Inc. &
       TION/     potential total return consistent         Prudential
      BALANCED   with its specified level of risk       Investments LLC/
                 tolerance. The Portfolio will invest      Prudential
                 its assets in several other Advanced    Investments LLC
                 Series Trust Portfolios. Under
                 normal market conditions, the
                 Portfolio will devote approximately
                 35% of its net assets to underlying
                 portfolios investing primarily in
                 equity securities (with a range of
                 27.5% to 42.5%), and 65% of its net
                 assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments (with a range of 57.5%
                 to 72.5%.
     ----------------------------------------------------------------------
       LARGE     AST QMA US Equity Portfolio              Quantitative
        CAP      (formerly known as AST                    Management
       BLEND     AllianceBernstein Managed Index 500     Associates LLC
                 Portfolio): seeks to produce returns
                 that exceed those of the benchmark.
                 The portfolio utilizes a long/short
                 investment strategy and will
                 normally invest at least 80% of its
                 net assets plus borrowings in equity
                 and equity related securities of
                 issuers traded on a securities
                 exchange or market in the US. The
                 benchmark index is the Russell
                 1000(R) which is comprised of stocks
                 representing more than 90% of the
                 market cap of the US market and
                 includes the largest 1000 securities
                 in the Russell 3000(R) index.
     ----------------------------------------------------------------------

    ------------------------------------------------------------------------
      STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
       TYPE                                                 ADVISOR/
                                                           SUB-ADVISOR
    ------------------------------------------------------------------------
      SMALL      AST Small-Cap Growth Portfolio:           Eagle Asset
       CAP       seeks long-term capital growth. The       Management;
      GROWTH     Portfolio pursues its objective by      Neuberger Berman
                 investing, under normal                 Management Inc.
                 circumstances, at least 80% of the
                 value of its assets in
                 small-capitalization companies.
                 Small-capitalization companies are
                 those companies with a market
                 capitalization, at the time of
                 purchase, no larger than the largest
                 capitalized company included in the
                 Russell 2000(R) Index at the time of
                 the Portfolio's investment.
    ------------------------------------------------------------------------
      SMALL      AST Small-Cap Value Portfolio: seeks      ClearBridge
       CAP       to provide long-term capital growth      Advisors, LLC;
      VALUE      by investing primarily in                 Dreman Value
                 small-capitalization stocks that        Management LLC;
                 appear to be undervalued. The             J.P. Morgan
                 Portfolio invests, under normal            Investment
                 circumstances, at least 80% of the     Management, Inc.;
                 value of its net assets in small           Lee Munder
                 capitalization stocks. Small            Investments, Ltd
                 capitalization stocks are the stocks
                 of companies with market
                 capitalization that are within the
                 market capitalization range of the
                 Russell 2000(R) Value Index.
    ------------------------------------------------------------------------
      ASSET      AST T. Rowe Price Asset Allocation       T. Rowe Price
     ALLOCA-     Portfolio: seeks a high level of        Associates, Inc.
      TION/      total return by investing primarily
     BALANCED    in a diversified portfolio of fixed
                 income and equity securities. The
                 Portfolio normally invests
                 approximately 60% of its total
                 assets in equity securities and 40%
                 in fixed income securities. This mix
                 may vary depending on the
                 subadviser's outlook for the
                 markets. The subadviser concentrates
                 common stock investments in larger,
                 more established companies, but the
                 Portfolio may include small and
                 medium-sized companies with good
                 growth prospects. The fixed income
                 portion of the Portfolio will be
                 allocated among investment grade
                 securities, high yield or "junk"
                 bonds, emerging market securities,
                 foreign high quality debt securities
                 and cash reserves.
    ------------------------------------------------------------------------
      FIXED      AST T. Rowe Price Global Bond            T. Rowe Price
      INCOME     Portfolio: seeks to provide high       International, Inc.
                 current income and capital growth by
                 investing in high-quality foreign
                 and U.S. dollar-denominated bonds.
                 The Portfolio will invest at least
                 80% of its total assets in fixed
                 income securities. The Portfolio
                 invests in all types of bonds,
                 including those issued or guaranteed
                 by U.S. or foreign governments or
                 their agencies and by foreign
                 authorities, provinces and
                 municipalities as well as investment
                 grade corporate bonds, mortgage and
                 asset-backed securities, and
                 high-yield bonds of U.S. and foreign
                 issuers. The Portfolio generally
                 invests in countries where the
                 combination of fixed-income returns
                 and currency exchange rates appears
                 attractive, or, if the currency
                 trend is unfavorable, where the
                 subadviser believes that the
                 currency risk can be minimized
                 through hedging. The Portfolio may
                 also invest up to 20% of its assets
                 in the aggregate in below
                 investment-grade, high-risk bonds
                 ("junk bonds"). In addition, the
                 Portfolio may invest up to 30% of
                 its assets in mortgage- related
                 (including mortgage dollar rolls and
                 derivatives, such as collateralized
                 mortgage obligations and stripped
                 mortgage securities) and
                 asset-backed securities.
    ------------------------------------------------------------------------
      LARGE      AST T. Rowe Price Large-Cap Growth       T. Rowe Price
       CAP       Portfolio: seeks long-term growth of    Associates, Inc.
      GROWTH     capital by investing predominantly
                 in the equity securities of a
                 limited number of large, carefully
                 selected, high-quality U.S.
                 companies that are judged likely to
                 achieve superior earnings growth.
                 The Portfolio takes a growth
                 approach to investment selection and
                 normally invests at least 80% of its
                 net assets in the common stocks of
                 large companies. Large companies are
                 defined as those whose market cap is
                 larger than the median market cap of
                 companies in the Russell 1000 Growth
                 Index as of the time of purchase.
    ------------------------------------------------------------------------
     SPECIALTY   AST T. Rowe Price Natural Resources      T. Rowe Price
                 Portfolio: seeks long-term capital      Associates, Inc.
                 growth primarily through the common
                 stocks of companies that own or
                 develop natural resources (such as
                 energy products, precious metals and
                 forest products) and other basic
                 commodities. The Portfolio invests,
                 under normal circumstances, at least
                 80% of the value of its assets in
                 natural resource companies. The
                 Portfolio may also invest in
                 non-resource companies with the
                 potential for growth. The Portfolio
                 looks for companies that have the
                 ability to expand production, to
                 maintain superior exploration
                 programs and production facilities,
                 and the potential to accumulate new
                 resources. Although at least 50% of
                 Portfolio assets will be invested in
                 U.S. securities, up to 50% of total
                 assets also may be invested in
                 foreign securities.
    ------------------------------------------------------------------------

      -----------------------------------------------------------------------
       STYLE/         INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
        TYPE                                                  ADVISOR/
                                                             SUB-ADVISOR
      -----------------------------------------------------------------------
        ASSET      AST UBS Dynamic Alpha Portfolio:        UBS Global Asset
       ALLOCA-     seeks to maximize total return,           Management
        TION/      consisting of capital appreciation      (Americas) Inc.
       BALANCED    and current income. The Portfolio
                   invests in securities and financial
                   instruments to gain exposure to
                   global equity, global fixed income
                   and cash equivalent markets,
                   including global currencies. The
                   Portfolio may invest in equity and
                   fixed income securities of issuers
                   located within and outside the
                   United States or in open-end
                   investment companies advised by UBS
                   Global Asset Management (Americas)
                   Inc., the Portfolio's subadviser, to
                   gain exposure to certain global
                   equity and global fixed income
                   markets.
      -----------------------------------------------------------------------
        FIXED      AST Western Asset Core Plus Bond         Western Asset
       INCOME      Portfolio: seeks to maximize total        Management
                   return, consistent with prudent             Company
                   investment management and liquidity
                   needs, by investing to obtain its
                   average specified duration. The
                   Portfolio's current target average
                   duration is generally 2.5 to 7
                   years. The Portfolio pursues this
                   objective by investing in all major
                   fixed income sectors with a bias
                   towards non-Treasuries.
      -----------------------------------------------------------------------
                                PROFUND VP
      -----------------------------------------------------------------------
       Each ProFund VP portfolio described below pursues an investment strategy that seeks to provide daily investment results, before fees and expenses, that match a widely followed index, increased by a specified factor relative to the index, or that match the inverse of the index or the inverse of the index multiplied by a specified factor. The investment strategy of some of the portfolios may magnify (both positively and negatively) the daily investment results of the applicable index. It is recommended that only those Annuity Owners who engage a financial advisor to allocate their account value using a strategic or tactical asset allocation strategy invest in these portfolios. The Portfolios are arranged based on the index on which its investment strategy is based.
      -----------------------------------------------------------------------
        SMALL      ProFund VP Small-Cap Value: seeks       ProFund Advisors
         CAP       daily investment results, before              LLC
        VALUE      fees and expenses, that correspond
                   to the daily performance of the S&P
                   SmallCap 600/Citigroup Value
                   Index(R). The S&P SmallCap
                   600/Citigroup Value Index is
                   designed to provide a comprehensive
                   measure of small-cap U.S. equity
                   "value" performance. It is an
                   unmanaged float adjusted market
                   capitalization weighted index
                   comprised of stocks representing
                   approximately half the market
                   capitalization of the S&P SmallCap
                   600 Index that have been identified
                   as being on the value end of the
                   growth-value spectrum. (Note: The
                   S&P SmallCap 600 Index is a measure
                   of small-cap company U.S. stock
                   market performance. It is a float
                   adjusted market capitalization
                   weighted index of 600 U.S. operating
                   companies. Securities are selected
                   for inclusion in the index by an S&P
                   committee through a nonmechanical
                   process that factors criteria such
                   as liquidity, price, market
                   capitalization, financial viability,
                   and public float.)
      -----------------------------------------------------------------------
        SMALL      ProFund VP Small-Cap Growth: seeks      ProFund Advisors
         CAP       daily investment results, before              LLC
       GROWTH      fees and expenses, that correspond
                   to the daily performance of the S&P
                   SmallCap 600/Citigroup Growth
                   Index(R). The S&P SmallCap
                   600/Citigroup Growth Index is
                   designed to provide a comprehensive
                   measure of small-cap U.S. equity
                   "growth" performance. It is an
                   unmanaged float adjusted market
                   capitalization weighted index
                   comprised of stocks representing
                   approximately half the market
                   capitalization of the S&P SmallCap
                   600 Index that have been identified
                   as being on the growth end of the
                   growth-value spectrum. (Note: The
                   S&P SmallCap 600 Index is a measure
                   of small-cap company U.S. stock
                   market performance. It is a float
                   adjusted market capitalization
                   weighted index of 600 U.S. operating
                   companies. Securities are selected
                   for inclusion in the index by an S&P
                   committee through a nonmechanical
                   process that factors criteria such
                   as liquidity, price, market
                   capitalization, financial viability,
                   and public float.)
      -----------------------------------------------------------------------
       The S&P SmallCap 600 Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the index by an S&P committee through a nonmechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.
      -----------------------------------------------------------------------

     ---------------------------------------------------------------------
       STYLE/        INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
        TYPE                                                ADVISOR/
                                                           SUB-ADVISOR
     ---------------------------------------------------------------------
       LARGE      ProFund VP Large-Cap Value: seeks      ProFund Advisors
        CAP       daily investment results, before             LLC
       VALUE      fees and expenses, that correspond
                  to the daily performance of the S&P
                  500/Citigroup Value Index(R). The
                  S&P 500/Citigroup Value Index is
                  designed to provide a comprehensive
                  measure of large- cap U.S. equity
                  "value" performance. It is an
                  unmanaged float adjusted market
                  capitalization weighted index
                  comprised of stocks representing
                  approximately half the market
                  capitalization of the S&P 500 Index
                  that have been identified as being
                  on the value end of the growth value
                  spectrum.
     ---------------------------------------------------------------------
       LARGE      ProFund VP Large-Cap Growth: seeks     ProFund Advisors
        CAP       daily investment results, before             LLC
       GROWTH     fees and expenses, that correspond
                  to the daily performance of the S&P
                  500/Citigroup Growth Index(R). The
                  S&P 500/Citigroup Growth Index is
                  designed to provide a comprehensive
                  measure of large-cap U.S. equity
                  "growth" performance. It is an
                  unmanaged float adjusted market
                  capitalization weighted index
                  comprised of stocks representing
                  approximately half the market
                  capitalization of the S&P 500 Index
                  that have been identified as being
                  on the growth end of the
                  growth-value spectrum.
     ---------------------------------------------------------------------
      The S&P 500/Citigroup Growth Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth"
      performance. It is an unmanaged float adjusted market
      capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum.
     ---------------------------------------------------------------------
      MID CAP     ProFund VP Mid-Cap Value: seeks        ProFund Advisors
       VALUE      daily investment results, before             LLC
                  fees and expenses, that correspond
                  to the daily performance of the S&P
                  MidCap 400/Citigroup Value Index(R).
                  The S&P MidCap 400/Citigroup Value
                  Index is designed to provide a
                  comprehensive measure of mid-cap
                  U.S. equity "value" performance. It
                  is an unmanaged float adjusted
                  market capitalization weighted index
                  comprised of stocks representing
                  approximately half the market
                  capitalization of the S&P MidCap 400
                  Index that have been identified as
                  being on the value end of the
                  growth-value spectrum.
     ---------------------------------------------------------------------
      MID CAP     ProFund VP Mid-Cap Growth: seeks       ProFund Advisors
       GROWTH     daily investment results, before             LLC
                  fees and expenses, that correspond
                  to the daily performance of the S&P
                  MidCap 400/Citigroup Growth
                  Index(R). The S&P MidCap
                  400/Citigroup Growth Index is
                  designed to provide a comprehensive
                  measure of mid-cap U.S. equity
                  "growth" performance. It is an
                  unmanaged float adjusted market
                  capitalization weighted index
                  comprised of stocks representing
                  approximately half the market
                  capitalization of the S&P MidCap 400
                  Index that have been identified as
                  being on the growth end of the
                  growth-value spectrum.
     ---------------------------------------------------------------------
      The S&P MidCap 400/Citigroup Value Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance.
      It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P MidCap 400 Index that have been identified as being on the value end of the growth-value spectrum.
     ---------------------------------------------------------------------
      SPECIALTY   ProFund VP Consumer Goods: seeks       ProFund Advisors
                  daily investment results, before             LLC
                  fees and expenses, that correspond
                  to the daily performance of the Dow
                  Jones U.S. Consumer Goods Index. The
                  Dow Jones U.S. Consumer Goods Index
                  measures the performance of consumer
                  spending in the goods industry of
                  the U.S. equity market. Component
                  companies include automobiles and
                  auto parts and tires, brewers and
                  distillers, farming and fishing,
                  durable and non-durable household
                  product manufacturers, cosmetic
                  companies, food and tobacco
                  products, clothing, accessories and
                  footwear.
     ---------------------------------------------------------------------
      SPECIALTY   ProFund VP Consumer Services: seeks    ProFund Advisors
                  daily investment results, before             LLC
                  fees and expenses, that correspond
                  to the daily performance of the Dow
                  Jones U.S. Consumer Services Index.
                  The Dow Jones U.S. Consumer Services
                  Index measures the performance of
                  consumer spending in the services
                  industry of the U.S. equity market.
                  Component companies include
                  airlines, broadcasting and
                  entertainment, apparel and broadline
                  retailers, food and drug retailers,
                  media agencies, publishing,
                  gambling, hotels, restaurants and
                  bars, and travel and tourism.
     ---------------------------------------------------------------------

     ------------------------------------------------------------------------
       STYLE/         INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
        TYPE                                                  ADVISOR/
                                                             SUB-ADVISOR
     ------------------------------------------------------------------------
      SPECIALTY    ProFund VP Financials: seeks daily      ProFund Advisors
                   investment results, before fees and           LLC
                   expenses, that correspond to the
                   daily performance of the Dow Jones
                   U.S. Financials Index. The Dow Jones
                   U.S. Financials Index measures the
                   performance of the financial
                   services industry of the U.S. equity
                   market. Component companies include
                   regional banks; major U.S. domiciled
                   international banks; full line,
                   life, and property and casualty
                   insurance companies; companies that
                   invest, directly or indirectly in
                   real estate; diversified financial
                   companies such as Fannie Mae, credit
                   card issuers, check cashing
                   companies, mortgage lenders and
                   investment advisers; securities
                   brokers and dealers, including
                   investment banks, merchant banks and
                   online brokers; and publicly traded
                   stock exchanges.
     ------------------------------------------------------------------------
      SPECIALTY    ProFund VP Health Care: seeks daily     ProFund Advisors
                   investment results, before fees and           LLC
                   expenses, that correspond to the
                   daily performance of the Dow Jones
                   U.S. Health Care Index. The Dow
                   Jones U.S. Health Care Index
                   measures the performance of the
                   healthcare industry of the U.S.
                   equity market. Component companies
                   include health care providers,
                   biotechnology companies, medical
                   supplies, advanced medical devices
                   and pharmaceuticals.
     ------------------------------------------------------------------------
      SPECIALTY    ProFund VP Industrials: seeks daily     ProFund Advisors
                   investment results, before fees and           LLC
                   expenses, that correspond to the
                   daily performance of the Dow Jones
                   U.S. Industrials Index. The Dow
                   Jones U.S. Industrials Index
                   measures the performance of the
                   industrial industry of the U.S.
                   equity market. Component companies
                   include building materials, heavy
                   construction, factory equipment,
                   heavy machinery, industrial
                   services, pollution control,
                   containers and packaging, industrial
                   diversified, air freight, marine
                   transportation, railroads, trucking,
                   land-transportation equipment,
                   shipbuilding, transportation
                   services, advanced industrial
                   equipment, electric components and
                   equipment, and aerospace.
     ------------------------------------------------------------------------
      SPECIALTY    ProFund VP Real Estate: seeks daily     ProFund Advisors
                   investment results, before fees and           LLC
                   expenses, that correspond to the
                   daily performance of the Dow Jones
                   U.S. Real Estate Index. The Dow
                   Jones U.S. Real Estate Index
                   measures the performance of the real
                   estate sector of the U.S. equity
                   market. Component companies include
                   those that invest directly or
                   indirectly through development,
                   management or ownership of shopping
                   malls, apartment buildings and
                   housing developments; and real
                   estate investment trusts ("REITs")
                   that invest in apartments, office
                   and retail properties. REITs are
                   passive investment vehicles that
                   invest primarily in income-producing
                   real estate or real estate related
                   loans or interests.
     ------------------------------------------------------------------------
      SPECIALTY    ProFund VP Telecommunications: seeks    ProFund Advisors
                   daily investment results, before              LLC
                   fees and expenses, that correspond
                   to the daily performance of the Dow
                   Jones U.S. Telecommunications Index.
                   The Dow Jones U.S.
                   Telecommunications Index measures
                   the performance of the
                   telecommunications industry of the
                   U.S. equity market. Component
                   companies include fixed-line
                   communications and wireless
                   communications companies.
     ------------------------------------------------------------------------
      SPECIALTY    ProFund VP Utilities: seeks daily       ProFund Advisors
                   investment results, before fees and           LLC
                   expenses, that correspond to the
                   daily performance of the Dow Jones
                   U.S. Utilities Sector Index. The Dow
                   Jones U.S. Utilities Sector Index
                   measures the performance of the
                   utilities industry of the U.S.
                   equity market. Component companies
                   include electric utilities, gas
                   utilities and water utilities.
     ------------------------------------------------------------------------

      Dow Jones has no relationship to the ProFunds VP, other than the licensing of the Dow Jones sector indices and its service marks for use in connection with the ProFunds VP. The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's or
      NASDAQ, and neither Standard & Poor's nor NASDAQ makes any representations regarding the advisability of investing in the
      ProFunds VP.
     ------------------------------------------------------------------------

   -------------------------------------------------------------------------
     STYLE/         INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
      TYPE                                                   ADVISOR/
                                                            SUB-ADVISOR
   -------------------------------------------------------------------------
                     FRANKLIN TEMPLETON VARIABLE
                       INSURANCE PRODUCTS TRUST
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    MODERATE     Franklin Templeton Founding Funds       Franklin Templeton
    ALLOCATION   Allocation Fund: Seeks capital            Services, LLC
                 appreciation, with income as a
                 secondary goal. The Fund normally
                 invests equal portions in Class 1
                 shares of Franklin Income Securities
                 Fund; Mutual Shares Securities Fund;
                 and Templeton Growth Securities Fund.
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 Because under certain option benefits we restrict the investment options in which you can participate, note that your participation in those benefits could result in your missing investment opportunities that might arise in investment options from which you are excluded. (Of course, potentially missing investment opportunities in investment options in which you do not participate is an inherent consequence of any investment choice, and generally speaking, it is your decision as to how to invest your purchase payments).

 "Dow Jones Industrial Average/SM/," DJIA/SM/," "Dow Industrials/SM/," and the other Dow indicies are service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P. ("First Trust") The portfolios are not endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

 "Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," are trademarks of The McGraw-Hill Companies, Inc. and have been licensed use by First Trust. The portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.


 WHAT ARE THE FIXED RATE OPTIONS?

 ONE-YEAR FIXED INTEREST RATE OPTION
 We offer a one-year Fixed Rate Option. When you select this option, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a Fixed Rate Option. You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time the minimum interest rate is what is set forth in your Annuity contract. Amounts allocated to the Fixed Rate Option become part of Allstate New York's general assets.

 We set a one-year base guaranteed annual interest rate for the one-year Fixed Rate Option. We may also provide an additional interest rate on each purchase payment allocated to this option for the first year after the payment. This additional interest rate will not apply to amounts transferred from other investment options within an Annuity or amounts remaining in this option for more than one year. We will permit transfers out of the one-year Fixed Rate Option only during the 30 day period following the end of the one-year period. We retain the right to limit the amount of Account Value that may be transferred into or out of the one-year Fixed Rate Option. In addition, we reserve the right to cease offering this investment option for periods of time.

 OTHER FIXED RATE INTEREST OPTIONS WE MAY OFFER FROM TIME TO TIME
 If available, you may allocate all or part of any Purchase Payment to the Enhanced Fixed Rate Option. The Enhanced Fixed Rate Option is only available through the Enhanced Dollar Cost Averaging ("DCA") program, if available. Through the Enhanced DCA program, you choose a period of time (six or twelve months) to systematically transfer amounts from the Enhanced Fixed Rate Option into one or more Sub-accounts that you select. By periodically transferring amounts from the Enhanced Fixed Rate Option into the Sub-accounts you select, the Enhanced DCA program allows you to invest amounts into the Sub-accounts on a regular basis, instead of investing the total amount at one time. This strategy may decrease the effect of market fluctuation on the investment of your Purchase Payment. Of course, a Dollar Cost Averaging program cannot ensure a profit or protect against loss in a declining market.

 Under the Enhanced DCA program, the first periodic transfer will occur on the date you allocate your Purchase Payment to the Enhanced Fixed Rate Option or the date following the end of any free-look period, if later. Subsequent transfers will occur on the monthly anniversary of the first transfer. The amount of each periodic transfer will be based on the period of time during which transfers are scheduled to occur. For example, if you choose a six-payment transfer schedule, each transfer generally will equal 1/6/th/ of the amount you allocated to the Enhanced Fixed Rate Option. The final transfer amount generally will also include the credited interest. You may change at any time the Sub-accounts into which the Enhanced Fixed Rate Option assets are transferred, provided that any such Sub-account is one that we permit. You may make a one time transfer of the remaining value out of your Enhanced Fixed Rate Option, if you so choose. Transfers from the Enhanced Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract. If you wish, you may allocate Purchase Payments to more than one transfer period.

 The Enhanced DCA program is subject to certain terms and restrictions. We reserve the right at any time to limit the Sub-accounts into which Enhanced Fixed Rate Option assets are transferred. After selecting the time period over which transfers will occur, you may not thereafter change the period during which transfers will be made. No transfers into the Enhanced Fixed Rate Option are permitted, as the Enhanced Fixed Rate Option is only available for allocation of a Purchase Payment for use with the Enhanced DCA program. This program is not available if you elect certain optional benefits.


 If you make a withdrawal or have a fee assessed from your Annuity, and all or part of that withdrawal or fee comes out of the Enhanced Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer.

 NOTE: When a DCA program is established from a Fixed Rate Option, the fixed rate of interest we credit to your Account Value is applied to a declining balance due to the transfers of Account Value to the Sub-accounts during the Guarantee Period. This will reduce the effective rate of return on the Fixed Rate Option over the Guarantee Period.

                               FEES AND CHARGES

 The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise we will incur a loss. For example, Allstate New York may make a profit on the Insurance Charge if, over time, the actual costs of providing the guaranteed insurance obligations under an Annuity are less than the amount we deduct for the Insurance Charge. To the extent we make a profit on the Insurance Charge, such profit may be used for any other corporate purpose, including payment of other expenses that Allstate New York incurs in promoting, distributing, issuing and administering an Annuity and, in the case of the X Series, to offset a portion of the costs associated with offering the Credit features which are funded through Allstate New York's general account.

 The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk, nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract. A portion of the proceeds that Allstate New York receives from charges that apply to the Sub-accounts may include amounts based on market appreciation of the Sub-account values including, for the X Series, appreciation on amounts that represent any Purchase Credit or Longevity Credit.

 WHAT ARE THE CONTRACT FEES AND CHARGES?

 Contingent Deferred Sales Charge (CDSC): We do not deduct a sales charge from Purchase Payments you make to your Annuity. However, we may deduct a CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC reimburses us for expenses related to sales and distribution of the Annuity, including commissions, marketing materials and other promotional expenses. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn. The CDSC percentage varies with the number of years that have elapsed since each Purchase Payment being withdrawn was made. If a withdrawal is effective on the day before the anniversary of the date that the Purchase Payment being withdrawn was made, then the CDSC percentage as of the next following year will apply. The CDSC percentages for the B Series, the L Series, and the X Series are shown under "Summary of Contract Fees and Charges." If you purchase the X Series and make a withdrawal that is subject to a CDSC, we may use part of that CDSC to recoup our costs of providing the Purchase Credit. However, we do not impose any CDSC on your withdrawal of a Credit amount.


 With respect to a partial withdrawal, we calculate the CDSC by assuming that any available free withdrawal amount is taken out first (see How Much Can I Withdraw as a Free Withdrawal?). If the free withdrawal amount is not sufficient, we then assume that withdrawals are taken from Purchase Payments that have not been previously withdrawn, on a first-in, first-out basis, and subsequently from any other Account Value in the Annuity.

 For purposes of calculating any applicable CDSC on a surrender, the Purchase Payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior partial withdrawals or if your Account Value has declined in value due to negative market performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the Purchase Payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.


 We may waive any applicable CDSC when taking a required minimum distribution from an Annuity purchased as a "qualified" investment. Free Withdrawals and required minimum distributions are each explained more fully in the section entitled "Access to Account Value."

 Transfer Fee: Currently, you may make twenty (20) free transfers between investment options each Annuity Year. We will charge $10.00 for each transfer after the twentieth in each Annuity Year. We do not consider transfers made as part of a dollar cost averaging, automatic rebalancing or asset allocation program when we count the twenty free transfers. All transfers made on the same day will be treated as one (1) transfer. Renewals or transfers of Account Value from a Fixed Rate Option at the end of its Guarantee Period are not subject to the transfer fee and are not counted toward the twenty free transfers. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a transfer fee unless you make use of electronic means to transmit your transfer requests. We may eliminate the transfer fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the transfer fee will not be waived.

 Annual Maintenance Fee: During the accumulation period we deduct an annual maintenance fee. The annual maintenance fee is $30.00 or 2% of your Account Value invested in the Sub-account, whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender. Currently, the annual maintenance fee is only deducted if your Account Value is less than $100,000 on the anniversary of the Issue Date or at the time of surrender. We do not impose the annual maintenance fee upon annuitization, or the payment of a Death Benefit. We may increase the annual maintenance fee. However, any increase will only apply to Annuities issued after the date of the increase. The amount of this charge may differ in certain states.


 If you are a beneficiary under the Beneficiary Continuation Option, the Annual Maintenance Fee is the lesser of $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.

 Tax Charge: Currently, New York does not impose any premium tax. However, we reserve the right to deduct such a charge if the State of New York imposes this type to tax in the future. We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account.

 We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

 In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because
 (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract.


 Insurance Charge: We deduct an Insurance Charge daily. The charge is assessed against the average daily assets allocated to the Sub-accounts and is equal to the amount indicated under "Summary of Contract Fees and Charges". The Insurance Charge is the combination of the mortality & expense risk charge and the administration charge. The Insurance Charge is intended to compensate Allstate New York for providing the insurance benefits under each Annuity, including each Annuity's basic Death Benefit that provides guaranteed benefits to your beneficiaries even if the market declines and the risk that persons to whom we guarantee annuity payments will live longer than our assumptions. The charge also covers administrative costs associated with providing the Annuity benefits, including preparation of the contract, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge covers the risk that our assumptions about the mortality risks and expenses under each Annuity are incorrect and that we have agreed not to increase these charges over time despite our actual costs. We may increase the portion of the total Insurance Charge that is deducted for administrative costs; however, any increase will only apply to Annuities issued after the date of the increase.

 The Insurance Charge is not deducted against assets allocated to a Fixed Rate Option. However, the interest rate amount we credit to Fixed Rate Options may also reflect similar assumptions about the insurance guarantees provided under each Annuity and the administrative costs associated with providing the Annuity benefits.

 Optional Benefits for which we assess a charge: If you elect to purchase certain optional benefits, we will deduct an additional charge on a daily basis solely from your Account Value allocated to the Sub-accounts. The additional charge is included in the daily calculation of the Unit price for each Sub-account. We may assess charges for other optional benefits on a different basis. Please refer to the sections entitled "Living Benefit Programs" and "Death Benefit" for a description of the charge for each Optional Benefit.

 Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a settlement service charge. The charge is assessed daily against the average assets allocated to the Sub-accounts and is equal to an annual charge of 1.00%.


 Fees and expenses incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. These fees and expenses are reflected daily by each Portfolio before it provides Allstate New York with the net asset value as of the close of business each day. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios.

 WHAT CHARGES APPLY TO THE FIXED RATE OPTIONS?

 No specific fees or expenses are deducted when determining the rate we credit to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Rate Options. Any CDSC or tax charge applies to amounts that are taken from the Sub-accounts or the Fixed Rate Options.

 WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
 If you select a fixed payment option, the amount of each fixed payment will depend on the Account Value of your Annuity when you elected to annuitize. There is no specific charge deducted from these payments; however, the amount of each annuity payment reflects assumptions about our insurance expenses. Also, a tax charge may apply (see "Tax Charge" above).

 EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES

 We may reduce or eliminate certain fees and charges or alter the manner in which the particular fee or charge is deducted. For example, we may reduce the amount of any CDSC or the length of time it applies, reduce or eliminate the amount of the Annual Maintenance Fee or reduce the portion of the total Insurance Charge that is deducted as an administration charge. Generally, these types of changes will be based on a reduction to our sales, maintenance or administrative expenses due to the nature of the individual or group purchasing the Annuity. Some of the factors we might consider in making such a decision are: (a) the size and type of group; (b) the number of Annuities purchased by an Owner; (c) the amount of Purchase Payments or likelihood of additional Purchase Payments; (d) whether an annuity is reinstated pursuant to our rules; and/or (e) other transactions where sales, maintenance or administrative expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we reduce any fees and charges.

                            PURCHASING YOUR ANNUITY

 WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?
 Initial Purchase Payment: You must make a minimum initial Purchase Payment as follows: $1,000 for the B Series and $10,000 for the X Series and the L Series. However, if you decide to make payments under a systematic investment or an electronic funds transfer program, we will accept a lower initial Purchase Payment provided that, within the first Annuity Year, your subsequent Purchase Payments plus your initial Purchase Payment total the minimum initial Purchase Payment amount required for the Annuity purchased. Where allowed by law, we must approve any initial and additional Purchase Payments of $1,000,000 or more. We may apply certain limitations and/or restrictions on an Annuity as a condition of our acceptance, including limiting the liquidity features or the Death Benefit protection provided under an Annuity, limiting the right to make additional Purchase Payments, changing the number of transfers allowable under an Annuity or restricting the Sub-accounts or Fixed Rate Options that are available. Other limitations and/or restrictions may apply. Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions, and thereby refuse to accept purchase payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your contract to government regulators.

 Except as noted below, Purchase Payments must be submitted by check drawn on a U.S. bank, in U.S. dollars, and made payable to Allstate New York. Purchase Payments may also be submitted via 1035 exchange or direct transfer of funds. Under certain circumstances, Purchase Payments may be transmitted to Allstate New York via wiring funds through your Financial Professional's broker-dealer firm. Additional Purchase Payments may also be applied to your Annuity under an electronic funds transfer, an arrangement where you authorize us to deduct money directly from your bank account. We may reject any payment if it is received in an unacceptable form. Our acceptance of a check is subject to our ability to collect funds.

 Age Restrictions: Unless we agree otherwise and subject to our rules, the Owner (or Annuitant if entity owned) must not be older than a maximum issue age as of the Issue Date of the Annuity as follows: age 85 for the B Series and the L Series and age 75 for the X Series. No additional Purchase Payments will be permitted after age 85 for any of the Annuities. If an Annuity is owned jointly, the oldest of the Owners must not be older than the maximum issue age on the Issue Date. You should consider your need to access your Account Value and whether the Annuity's liquidity features will satisfy that need. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. The availability and level of protection of certain optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity or the date of the Owner's death.

 Owner, Annuitant and Beneficiary Designations: We will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

..   Owner: The Owner(s) holds all rights under the Annuity. You may name up to two Owners in which case all ownership rights are held jointly. Generally, joint owners are required to act jointly; however, if each owner provides us with an instruction that we find acceptable, we will permit each owner to act separately. All information and documents that we are required to send you will be sent to the first named owner. The co-ownership by entity-owners or an entity-owner and an individual is not permitted. Refer to the Glossary of Terms for a complete description of the term "Owner."

..   Annuitant: The Annuitant is the person upon whose life we continue to make annuity payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the accumulation period. In limited circumstances we may allow you to name one or more Contingent Annuitants with our prior approval. A Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of "Considerations for Contingent Annuitants" in the Tax Considerations section of the prospectus.
..   Beneficiary: The beneficiary is the person(s) or entity you name to receive the Death Benefit. Your beneficiary designation should be the exact name of your beneficiary, not only a reference to the beneficiary's relationship to you. If you use a designation of "surviving spouse," we will pay the Death Benefit to the individual that is your spouse at the time of your death (as defined under the federal tax laws and regulations). If no beneficiary is named, the Death Benefit will be paid to you or your estate.


 Your right to make certain designations may be limited if your Annuity is to be used as an IRA or other "qualified" investment that is given beneficial tax treatment under the Code. You should seek competent tax advice on the income, estate and gift tax implications of your designations.

                             MANAGING YOUR ANNUITY

 MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?

 You may change the Owner, Annuitant and beneficiary designations by sending us a request in writing. Upon an ownership change, any automated investment or withdrawal programs will be canceled. The new owner must submit the applicable program enrollment if they wish to participate in such a program. Where allowed by law, such changes will be subject to our acceptance. Some of the changes we will not accept include, but are not limited to:

..   A new Owner subsequent to the death of the Owner or the first of any co-Owners to die, except where a spouse-Beneficiary has become the Owner as a result of an Owner's death;

..   A new Annuitant subsequent to the Annuity Date; For "non-qualified"
    investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
..   A change in beneficiary if the Owner had previously made the designation irrevocable.


 There may be restrictions on designation changes when you have elected certain optional benefits.

 Spousal Owners/Spousal Beneficiaries/Spousal Annuitants

 If an Annuity is co-owned by spouses, we will assume that the sole primary Beneficiary is the surviving spouse that was named as the co-owner unless you elect an alternative beneficiary designation. Unless you elect an alternative beneficiary designation, upon the death of either spousal Owner, the surviving spouse may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. The Death Benefit that would have been payable will be the new Account Value of the Annuity as of the date of due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For TrueIncome/SM/ - Spousal, the eligible surviving spouse will also be able to assume the benefit with the Annuity. See the description of this benefit in the "Living Benefit Programs" section of this prospectus. For purposes of determining any future Death Benefit for the beneficiary of the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.


 MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?

 If after purchasing your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel period. This is often referred to as a "free-look." Under New York law the right to cancel period is 10 days, measured from the time that you received your Annuity. You must send your Annuity to us before the end of the applicable time period. If you are purchasing the Annuity through an exchange of another annuity, the right to cancel period is 60 days. If you return your Annuity during the applicable period, we will refund your current Account Value, less any applicable federal and state income tax withholding. The amount returned to you may be higher or lower than the Purchase Payment(s) applied during the right to cancel period. Where required by law, we will return the greater of your current Account Value or the amount of your Purchase Payment(s) applied during the right to cancel period, less any applicable federal and state income tax withholding. With respect to the X Series, if you return your Annuity, we will not return any Purchase Credits we applied to your Annuity based on your Purchase Payments.


 MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?

 The minimum amount that we accept as an additional Purchase Payment is $100 unless you participate in Allstate New York's systematic investment plan or a periodic purchase payment program. Additional Purchase Payments may be paid at any time before the Annuity Date and prior to the Owner's 86th birthday. Additional Purchase Payments are not permitted in certain states.


 MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
 You can make additional Purchase Payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity. We call our electronic funds transfer program "Allstate New York's Systematic Investment Plan." We may allow you to invest in your Annuity with a lower initial Purchase Payment, as long as you authorize payments through an electronic funds transfer that will equal at least the minimum Purchase Payment set forth above during the first 12 months of your Annuity. We may suspend or cancel electronic funds transfer privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur.

 MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
 These types of programs are only available with certain types of qualified investments. If your employer sponsors such a program, we may agree to accept periodic Purchase Payments through a salary reduction program as long as the allocations are made only to Sub-accounts and the periodic Purchase Payments received in the first year total at least the minimum Purchase Payment set forth above.

                          MANAGING YOUR ACCOUNT VALUE

 HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
 (See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

 Initial Purchase Payment: Once we accept your application, we invest your Purchase Payment in your Annuity according to your instructions for allocating your Account Value. The Purchase Payment is your initial Purchase Payment minus any tax charges that may apply. You can allocate Account Value to one or more Sub-accounts or a Fixed Rate Option. Investment restrictions will apply if you elect certain optional benefits.

 Subsequent Purchase Payments: Unless you have provided us with other specific allocation instructions for one, more than one, or all subsequent Purchase Payments, we will allocate any additional Purchase Payments you make according to your initial Purchase Payment allocation instructions. If you so instruct us, we will allocate subsequent Purchase Payments according to any new allocation instructions.

 HOW DO I RECEIVE A LONGEVITY CREDIT UNDER THE X SERIES?
 We apply a Longevity Credit to your Annuity's Account Value beginning at the end of your tenth Annuity Year ("tenth Annuity Anniversary") and every Annuity Anniversary thereafter. The Longevity Credit is equal to 0.40% of the sum of all Purchase Payments that have been in the Annuity for more than 9 years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the end of the period. On any Annuity Anniversary, if the total Purchase Payments that have been in the Annuity for more than 9 years are less than the cumulative amount of withdrawals made, no Longevity Credit will be applied to your Annuity. Also, no Longevity Credit will be applied to your Annuity if your Account Value is zero when a Longevity Credit would otherwise be paid. This would include any situation where the Annuity is still in force due to the fact that payments are being made under an optional benefit such as TrueIncome/SM/. In addition, no Longevity Credit will be applied to your Annuity if before the Annuity Anniversary when a Longevity Credit would otherwise be paid: (i) you have surrendered your Annuity;
 (ii) you have annuitized your Annuity; or (iii) we have received due proof of your death (and there has been no spousal continuation election made). If your spouse continues the contract under our spousal continuation option, we will apply the Longevity Credit to your Annuity beginning on the tenth Annuity Anniversary measured from the date that we originally issued you the Annuity. Since the Longevity Credit is applied to the Account Value only, any guarantees that are not based on Account Value will not reflect the Longevity Credit. Similarly, guarantees that are made against a loss in Account Value will not be triggered in certain very limited circumstances where they otherwise would have been, had no Longevity Credit been applied to the Account Value.

 HOW ARE LONGEVITY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES?
 Any Longevity Credit that is allocated to your Account Value will be allocated to a Fixed Rate Option and Sub-accounts in the same percentages as Purchase Payments are then being allocated to your Annuity.

 HOW DO I RECEIVE A PURCHASE CREDIT UNDER THE X SERIES?
 We apply a "Purchase Credit" to your Annuity's Account Value each time you make a Purchase Payment. The amount of the Purchase Credit is payable from our general account. The amount of the Purchase Credit depends on the age of the oldest Owner (or Annuitant if entity-owned) when the Purchase Payment is applied to the Annuity according to the table below:


                     --------------------------------------
                       OLDEST OWNER'S
                      AGE ON THE DATE   PURCHASE CREDIT ON
                     THAT THE PURCHASE   PURCHASE PAYMENTS
                     PAYMENT IS APPLIED AS THEY ARE APPLIED
                       TO THE ANNUITY     TO THE ANNUITY
                     --------------------------------------
                           0-80               6.00%*
                     --------------------------------------
                           81-85              3.00%
                     --------------------------------------



 * For X series Annuities issued prior to December 10, 2007, the credit applicable to ages 0-80 is 5%.


 HOW IS EACH PURCHASE CREDIT APPLIED TO ACCOUNT VALUE UNDER THE X SERIES
 ANNUITY?
 Each Purchase Credit is allocated to your Account Value at the time the Purchase Payment is applied to your Account Value. The amount of the Purchase Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

 EXAMPLES OF APPLYING THE PURCHASE CREDIT

 Initial Purchase Payment

 Assume you are 65 years old and you make an initial Purchase Payment of $450,000. We would apply a 6.0% Purchase Credit to your Purchase Payment and allocate the amount of the Purchase Credit ($27,000 = $450,000 X .06) to your Account Value in the same proportion that your Purchase Payment is allocated.

 The amount of any Purchase Credit applied to your X Series Account Value can be recovered by Allstate New York under certain circumstances:
..   Any Purchase Credit applied to your Account Value on Purchase Payments made within the 12 months before the Owner's (or Annuitant's if entity-owned) date of death will be recovered; and
..   If you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Purchase Credit.

 The Account Value may be substantially reduced if Allstate New York recovers the Purchase Credit amount under these circumstances. The amount we take back will equal the Purchase Credit, without adjustment up or down for investment performance. Therefore, any gain on the Purchase Credit amount will not be taken back. But if there was a loss on the Purchase Credit, the amount we take back will still equal the amount of the Purchase Credit. We do not deduct a CDSC in any situation in which we recover the Purchase Credit amount.

 GENERAL INFORMATION ABOUT THE PURCHASE CREDIT FEATURE
..   We do not consider a Purchase Credit to be "investment in the contract" for income tax purposes. . You may not withdraw the amount of any Purchase Credit under the Free Withdrawal provision. The Free Withdrawal provision only applies to withdrawals of Purchase Payments.

 ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS? During the accumulation period you may transfer Account Value between investment options subject to the restrictions outlined below. Transfers are not subject to taxation on any gain. We do not currently require a minimum amount in each Sub-account to which you allocate Account Value at the time of any allocation or transfer.


 Currently, any transfer involving the ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable securities exchange (generally, 3:00 p.m. Eastern time) to be processed on the current Valuation Day. The "cut-off" time for such financial transactions involving a ProFunds VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically, including through our Internet website (www.accessallstate.com).

 We may impose specific restrictions on financial transactions (including transfer requests) for certain Portfolios based on the Portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any Portfolio available under an Annuity. Currently, we charge $10.00 for each transfer you make after the twentieth (20/th/) in each Annuity Year. Transfers made as part of a dollar cost averaging or automatic rebalancing program do not count toward the twenty free transfer limit. Renewals or transfers of Account Value from a Fixed Rate Option at the end of its Guarantee Period or pursuant to the Enhanced Fixed Rate Option are not subject to the transfer charge. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a Transfer Fee unless you make use of electronic means to transmit your transfer requests. We may also increase the Transfer Fee that we charge to $20.00 for each transfer you make after you have reached your free transfer limit. We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.

 Once you have made 20 transfers among the Sub-accounts during an Annuity Year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this 20 transfer limit, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same Valuation Day as a single transfer, and
 (iii) do not count any transfer that solely involves Sub-accounts corresponding to any ProFund portfolio and/or the AST Money Market Portfolio, or any transfer that involves one of our systematic programs, such as automated withdrawals.


 Frequent transfers among Sub-accounts in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a Portfolio manager to manage a Portfolio's investments. Frequent transfers may cause the Portfolio to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance.

 In light of the risks posed to Owners and other investors by frequent transfers, we reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or
 (b) we are informed by a Portfolio (e.g., by the Portfolio's portfolio manager) that the purchase or redemption of shares in the Portfolio must be restricted because the Portfolio believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected Portfolio. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

..   With respect to each Sub-account (other than the AST Money Market
    Sub-account or any ProFund Sub-account), we track amounts exceeding a certain dollar threshold that were transferred into the Sub-account. If you transfer such amount into a particular Sub-account, and within 30 calendar days thereafter transfer (the
    "Transfer Out") all or a portion of that amount into another Sub-account, then upon the Transfer Out, the former Sub-account becomes restricted (the "Restricted Sub-account"). Specifically, we will not permit subsequent transfers into the Restricted Sub-account for 90 calendar days after the Transfer Out if the Restricted Sub-account invests in a non-international Portfolio, or 180 calendar days after the Transfer Out if the Restricted Sub-account invests in an international Portfolio. For purposes of this rule, we (i) do not count transfers made in connection with one of our systematic programs, such as automated withdrawals; (ii) do not count any transfer that solely involves any ProFund portfolio and/or the AST Money Market Portfolio; and (iii) do not categorize as a transfer the first transfer that you make after the Issue Date, if you make that transfer within 30 calendar days after the Issue Date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your Annuity at any time.

..   We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving the Sub-accounts on the Valuation Day subsequent to the Valuation Day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to Owners that explains the practice in detail.


 If we deny one or more transfer requests under the foregoing rules, we will inform you or your financial professional promptly of the circumstances concerning the denial. There are contract owners of different variable annuity contracts that are funded through the same Separate Account that may not be subject to the above-referenced transfer restrictions and, therefore, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Finally, there are contract owners of other variable annuity contracts or variable life contracts that are issued by Allstate New York as well as other insurance companies that may have the same Portfolios available to them. Since some contract owners are not subject to the same transfer restrictions, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Similarly, while contracts managed by a Financial Professional or third party investment advisor are subject to the restrictions on transfers between investment options that are discussed above, if the advisor manages a number of contracts in the same fashion unfavorable consequences may be associated with management activity since it may involve the movement of a substantial portion of an underlying mutual fund's assets which may affect all contract owners invested in the affected options. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly (including contracts managed by a Financial Professional) and will not waive a transfer restriction for any contract owner.

 The Portfolios have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce any such current or future policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the excessive trading policies established by the Portfolio. In addition, you should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios.


 A Portfolio also may assess a short term trading fee in connection with a transfer out of the Sub-account investing in that Portfolio that occurs within a certain number of days following the date of allocation to the Sub-account. Each Portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Portfolio and is not retained by us. The fee will be deducted from your Account Value.

 Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

 DO YOU OFFER MORE THAN ONE DOLLAR COST AVERAGING PROGRAM?

 Yes. We offer dollar cost averaging during the accumulation period. Dollar cost averaging allows you to systematically transfer an amount periodically from one Sub-account to one or more other Sub-accounts. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. You may elect a dollar cost averaging program that transfers amounts monthly, quarterly, semi-annually, or annually from Sub-accounts. By investing amounts on a regular basis instead of investing the total amount at one time, dollar cost averaging may decrease the effect of market fluctuation on the investment of your Purchase Payment. This may result in a lower average cost of units over time. However, there is no guarantee that dollar cost averaging will result in a profit or protect against a loss in a declining market. There is no minimum Account Value required to enroll in a dollar cost averaging program and we do not deduct a charge for participating in a dollar cost averaging program. The dollar cost averaging program is in addition to any dollar cost averaging program that would be made available in connection with any enhanced fixed rate option we may offer from time to time as described above.

 DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?

 Yes. During the accumulation period, we offer automatic rebalancing among the Sub-accounts you choose. You can choose to have your Account Value rebalanced monthly, quarterly, semi-annually, or annually. On the appropriate date, the Sub-accounts you chose are rebalanced to the allocation percentages you requested. With automatic rebalancing, we transfer the appropriate amount from the "overweighted" Sub-accounts to the "underweighted" Sub-accounts to return your allocations to the percentages you request. For example, over time the performance of the Sub-accounts will differ, causing your percentage allocations to shift.

 Any transfer to or from any Sub-account that is not part of your automatic rebalancing program, will be made; however, that Sub-account will not become part of your rebalancing program unless we receive instructions from you indicating that you would like such option to become part of the program.

 There is no minimum Account Value required to enroll in automatic rebalancing. All rebalancing transfers as part of an automatic rebalancing program are not included when counting the number of transfers each year toward the maximum number of free transfers. We do not deduct a charge for participating in an automatic rebalancing program. Participation in the automatic rebalancing program may be restricted if you are enrolled in certain other optional programs. Sub-accounts that are part of a systematic withdrawal program or dollar cost averaging program will be excluded from an automatic rebalancing program.


 MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?

 Yes. Subject to our rules, your financial professional may forward instructions regarding the allocation of your Account Value, and request financial transactions involving investment options. If your Financial Professional has this authority, we deem that all transactions that are directed by your financial professional with respect to your Annuity have been authorized by you. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your financial professional until we receive notification of the revocation of such person's authority. We may also suspend, cancel or limit these privileges at any time. We will notify you if we do.

 Please Note: Contracts managed by your financial professional also are subject to the restrictions on transfers between investment options that are discussed in the section entitled "ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?" Since transfer activity under contracts managed by a financial professional may result in unfavorable consequences to all contract owners invested in the affected options we reserve the right to limit the investment options available to a particular Owner whose contract is managed by the financial professional or impose other transfer restrictions we deem necessary. Your financial professional will be informed of all such restrictions on an ongoing basis. We may also require that your financial professional transmit all financial transactions using the electronic trading functionality available through our Internet website (www.accessallstate.com). Limitations that we may impose on your financial professional under the terms of the administrative agreement do not apply to financial transactions requested by an Owner on their own behalf, except as otherwise described in this prospectus.

                            ACCESS TO ACCOUNT VALUE

 WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?

 During the accumulation period you can access your Account Value through partial withdrawals, Systematic Withdrawals, and where required for tax purposes, required minimum distributions. You can also surrender your Annuity at any time. We may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC, if applicable. If you surrender your Annuity, in addition to any CDSC, we may deduct the annual maintenance fee, any tax charge that applies and the charge for any optional benefits. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called "Free Withdrawals." Unless you notify us differently, withdrawals are taken pro-rata based on the Account Value in the investment options at the time we receive your withdrawal request (i.e. "pro-rata" meaning that the percentage of each investment option withdrawn is the same percentage that the investment option bears to the total Account Value). Each of these types of distributions is described more fully below.


 ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
 (For more information, see "Tax Considerations.")

 During the Accumulation Period

 A distribution during the accumulation period is deemed to come first from any "gain" in your Annuity and second as a return of your "tax basis", if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. You may wish to consult a professional tax advisor for advice before requesting a distribution.


 During the Annuitization Period
 During the annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment. The Code and regulations have "exclusionary rules" that we use to determine what portion of each annuity payment should be treated as a return of any tax basis you have in your Annuity. Once the tax basis in your Annuity has been distributed, the remaining annuity payments are fully taxable as ordinary income. The tax basis in your Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

 CAN I WITHDRAW A PORTION OF MY ANNUITY?
 Yes, you can make a withdrawal during the accumulation period.
   . To meet liquidity needs, you can withdraw a limited amount from your Annuity during each Annuity Year without application of any CDSC. We call this the "Free Withdrawal" amount. The Free Withdrawal amount is not available if you choose to surrender your Annuity. Amounts withdrawn as a Free Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of your Annuity. The minimum Free Withdrawal you may request is $100.
   . You can also make withdrawals in excess of the Free Withdrawal amount. The maximum amount that you may withdraw will depend on your Annuity's Surrender Value as of the date we process the withdrawal request. After any partial withdrawal, your Annuity must have a Surrender Value of at least $1,000, or we may treat the partial withdrawal request as a request to fully surrender your Annuity. The minimum partial withdrawal you may request is $100.

 To determine if a CDSC applies to partial withdrawals, we:

 1. First determine what, if any, amounts qualify as a Free Withdrawal. These amounts are not subject to the CDSC.
 2. Next determine what, if any, remaining amounts are withdrawals of Purchase Payments. Amounts in excess of the Free Withdrawal amount will be treated as withdrawals of Purchase Payments unless all Purchase Payments have been previously withdrawn. These amounts are subject to the CDSC. Purchase Payments are withdrawn on a first-in, first-out basis. We withdraw your oldest Purchase Payments first so that the lowest CDSC will apply to the amount withdrawn.
 3. Withdraw any remaining amounts from any other Account Value. These amounts are not subject to the CDSC.

 You may request a withdrawal for an exact dollar amount after deduction of any CDSC that applies (called a "net withdrawal") or request a gross withdrawal from which we will deduct any CDSC that applies, resulting in less money being payable to you than the amount you requested. If you request a net withdrawal, the amount deducted from your Account Value to pay the CDSC may also be subject to a CDSC.


 Partial withdrawals may also be available following annuitization but only if you choose certain annuity payment options. (Note, however, that we do not permit commutation once annuity payments have commenced).


 To request the forms necessary to make a withdrawal from your Annuity, call 1-877-234-8688 or visit our Internet Website at www.accessallstate.com.

 HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
 The maximum Free Withdrawal amount during each Annuity Year is equal to 10% of all Purchase Payments that are subject to a CDSC. Withdrawals made within an Annuity Year reduce the Free Withdrawal amount available for the remainder of the Annuity Year. If you do not make a withdrawal during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.

 CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD? Yes. We call these "Systematic Withdrawals." You can receive Systematic Withdrawals of earnings only, or a flat dollar amount. Systematic Withdrawals may be subject to a CDSC. We will determine whether a CDSC applies and the amount in the same way as we would for a partial withdrawal.

 Systematic Withdrawals can be made from Account Value allocated to the Sub-accounts or the Fixed Rate Option. Generally, Systematic Withdrawals from the Fixed Rate Option are limited to earnings accrued after the program of Systematic Withdrawals begins, or payments of fixed dollar amounts that do not exceed such earnings. Systematic Withdrawals are available on a monthly, quarterly, semi-annual or annual basis. There is no minimum Surrender Value we require to allow you to begin a program of Systematic Withdrawals.

 The minimum amount for each Systematic Withdrawal is $100. If any scheduled Systematic Withdrawal is for less than $100 (which may occur under a program that provides payment of an amount equal to the earnings in your Annuity for the period requested), we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

 DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTIONS 72(t)/72(q) OF THE INTERNAL REVENUE CODE?
 Yes. If your Annuity is used as an investment vehicle for certain retirement plans that receive special tax treatment under Sections 408 or 408A of the Code, Section 72(t) of the Code may provide an exception to the 10% penalty tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of "substantially equal periodic payments." For contracts issued as non-qualified annuities, the Internal Revenue Code provides for the same exemption from penalty under Section 72(q) of the Code. Distributions received under these provisions in any Annuity Year that exceed the maximum amount available as a free withdrawal will be subject to any applicable CDSC. To request a program that complies with Sections 72(t)/72(q), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)/72(q) withdrawals. There is no minimum Surrender Value we require to allow you to begin a program for withdrawals under Sections 72(t)/72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually or annually.

 You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments before age 59 1/2 that are not subject to the 10% penalty.


 WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM? (See "Tax Considerations" for a further discussion of required minimum distributions.) Required minimum distributions are a type of Systematic Withdrawal we allow to meet distribution requirements under Section 401(a)(9) of the Code. The required minimum distribution rules under Section 401(a)(9) apply to an Annuity issued as part of an IRA or SEP IRA. Minimum distribution rules do not apply to Roth IRAs during the owner's lifetime. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make Systematic Withdrawals in amounts that satisfy the minimum distribution rules under the Code. We do not assess a CDSC on required minimum distributions from your Annuity if you are required by law to take such required minimum distribution from your Annuity at the time it is taken. However, a CDSC (if applicable) may be assessed on that portion of a Systematic Withdrawal that is taken to satisfy the minimum distribution rules in relation to other savings or investment plans.

 The amount of the required minimum distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your required minimum distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. You may elect to have required minimum distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum amount that applies to Systematic Withdrawals applies to monthly minimum distributions but does not apply to required minimum distributions taken out on a quarterly, semi-annual or annual basis.

 You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments and satisfying the minimum distribution requirements under the Code.

 CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
 Yes. During the accumulation period you can surrender your Annuity at any time. Upon surrender, you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the surrendered Annuity.

 For purposes of calculating any applicable CDSC on surrender, the Purchase Payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the Purchase Payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.

 Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

 To request the forms necessary to surrender your Annuity, call 1-877-234-8688 or visit our Internet Website at www.accessallstate.com.

 WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

 We currently make annuity options available that provide fixed annuity payments. Fixed options provide the same amount with each payment. We do not guarantee to make any annuity payment options available in the future other than those fixed annuitization options guaranteed in your Annuity. Please refer to the "Living Benefits" section below for a description of annuity options that are available when you elect one of the living benefits.

 You may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. For non-qualified annuity contracts, your Annuity Date must be no later than the first day of the month next following the 95/th/ birthday of the older of the Owner or Annuitant (unless we agree to another date), and certain annuity options may not be available depending on the age of the Owner or Annuitant. For qualified contracts, generally your Annuity Date must be no later than the first day of the month next following the 92/nd/ birthday of the Annuitant (unless we agree to another date) and certain annuity options may not be available depending on the age of the Annuitant. Certain States may have different requirements, based on applicable laws. Please refer to your Annuity contract.


 Certain of these annuity options may be available to Beneficiaries who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

 Please note, you may not annuitize within the first Annuity Year.

 Option 1
 Annuity Payments For A Fixed Period: Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump-sum payment. The amount of the lump-sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 3% a year.

 Option 2
 Life Income Annuity with 120 Months Certain Period Option: Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.

 If an annuity option is not selected by the Annuity Date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity with 120 months certain period option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

 OTHER ANNUITY OPTIONS
 We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your Annuity Date.

 HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
 Unless prohibited by law, we require that you elect either a life annuity or an annuity with a certain period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date. Certain annuity payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.

 You have a right to choose your annuity start date provided that it is no later than the latest Annuity Date indicated above. If you have not provided us with your Annuity Date or annuity payment option in writing, then your Annuity Date will be the latest Annuity Date indicated above.

 Please note that annuitization essentially involves converting your Account Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit).

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                            LIVING BENEFIT PROGRAMS

 DO YOU OFFER PROGRAMS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE ALIVE?
 Allstate New York offers different optional benefits, for an additional charge, that can provide investment protection for Owners while they are alive. Notwithstanding the additional protection provided under the optional Living Benefit Programs, the additional cost has the impact of reducing net performance of the investment options. Each optional benefit offers a distinct type of guarantee, regardless of the performance of the Sub-accounts, that may be appropriate for you depending on the manner in which you intend to make use of your Annuity while you are alive. Depending on which optional benefit you choose, you can have substantial flexibility to invest in the Sub-accounts while:
..   Protecting a principal amount from decreases in value due to investment performance;
..   Taking withdrawals with a guarantee that you will be able to withdraw not less than a principal amount over time;

..   Guaranteeing a minimum amount of growth will be applied to your principal, if it is to be used as the basis for lifetime income payments or lifetime withdrawals; or

..   Providing spousal continuation of certain benefits.


 The "living benefits" that Allstate New York offers are the Guaranteed Minimum Income Benefit (GMIB), TrueIncome, TrueIncome - Spousal, and Truelncome - Highest Daily. With the help of your Financial Professional, you may choose an optional living benefit that best suits your own financial needs. Each benefit offers a distinct type of guarantee, and there are many factors to consider. For example, the tax implications are different depending if you choose a living benefit that offers annuity payments or a withdrawal guarantee. Some benefits are designed for use with spouses while others are not, Some benefits provide a guarantee for life, while others provide a guarantee until a principal amount is depleted. Some benefits have different guarantees that calculate yearly or quarterly. Some benefits have different restrictions on the types of investments that must be maintained to sustain the guarantee. Please carefully read the following pages that describe the terms, conditions and limitations of each optional benefit in detail, and consult with your Financial Professional to choose an optional benefit best suited to your needs.

 See the chart in the "Investment Options" section of the Prospectus on page 11 for a list of investment options available and permitted with each benefit.


 GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
 The Guaranteed Minimum Income Benefit program described below is only being offered in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved. Currently, the program can only be elected by new purchasers on the Issue Date of their Annuity. We may offer the program to existing Annuity Owners in the future, subject to our eligibility rules and restrictions. The Guaranteed Minimum Income Benefit program is not available if you elect any other optional living benefit.

 We offer a program that, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on a guaranteed minimum value (called the "Protected Income Value") that increases after the waiting period begins, regardless of the impact of market performance on your Account Value. The program may be appropriate for you if you anticipate using your Annuity as a future source of periodic fixed income payments for the remainder of your life and wish to ensure that the basis upon which your income payments will be calculated will achieve at least a minimum amount despite fluctuations in market performance. There is an additional charge if you elect the GMIB program.

 Key Feature - Protected Income Value
 The Protected Income Value is the minimum amount that we guarantee will be available (net of any applicable tax charge), after a waiting period of at least seven years, as a basis to begin receiving fixed annuity payments. The Protected Income Value is initially established on the effective date of the GMIB program and is equal to your Account Value on such date. Currently, since the GMIB program may only be elected at issue, the effective date is the Issue Date of your Annuity. The Protected Income Value is increased daily based on an annual growth rate of 5%, subject to the limitations described below. The Protected Income Value is referred to as the "Protected Value" in the rider we issue for this benefit. The 5% annual growth rate is referred to as the "Roll-Up Percentage" in the rider we issue for this benefit.

 The Protected Income Value is subject to a limit of 200% (2X) of the sum of the Protected Income Value established on the effective date of the GMIB program, or the effective date of any step-up value, plus any additional Purchase Payments (and any Purchase Credit that is applied to such Purchase Payments in the case of the X Series) made after the waiting period begins ("Maximum Protected Income Value"), minus the sum of any reductions in the Protected Income Value due to withdrawals you make from your Annuity after the waiting period begins.

..   Subject to the maximum age/durational limits described immediately below, we will no longer increase the Protected Income Value by the 5% annual growth rate once you reach the Maximum Protected Income Value. However, we will increase the

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   Protected Income Value by the amount of any additional Purchase Payments after you reach the Maximum Protected Income Value. Further, if you make withdrawals after you reach the Maximum Protected Income Value, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.

..   Subject to the Maximum Protected Income Value, we will no longer increase the Protected Income Value by the 5% annual growth rate after the later of
    (1) the anniversary date on or immediately following the Annuitant's 80th birthday or (2) the 7/th/ anniversary of the later of the effective date of the GMIB program or the effective date of the most recent step-up. However, we will increase the Protected Income Value by the amount of any additional Purchase Payments (and any Purchase Credit that is applied to such Purchase Payments in the case of the X Series). Further, if you make withdrawals after the Annuitant reaches the maximum age/ duration limits, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.

..   Subject to the Maximum Protected Income Value, if you make an additional
    Purchase Payment, we will increase the Protected Income Value by the amount of the Purchase Payment (and any Purchase Credit that is applied to such Purchase Payment in the case of the X Series) and will apply the 5% annual growth rate on the new amount from the date the Purchase Payment is applied.

..   As described below, after the waiting period begins, cumulative withdrawals each Annuity Year that are up to 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value by the amount of the withdrawal. Cumulative withdrawals each Annuity Year in excess of 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value proportionately. All withdrawals after the Maximum Protected Income Value is reached will reduce the Protected Income Value proportionately. The 5% annual growth rate will be applied to the reduced Protected Income Value from the date of the withdrawal.

 Stepping-Up the Protected Income Value - You may elect to "step-up" or "reset" your Protected Income Value if your Account Value is greater than the current Protected Income Value. Upon exercise of the step-up provision, your initial Protected Income Value will be reset equal to your current Account Value. From the date that you elect to step-up the Protected Income Value, we will apply the 5% annual growth rate to the stepped-up Protected Income Value, as described above. You can exercise the step-up provision twice while the GMIB program is in effect, and only while the Annuitant is less than age 76.


..   A new seven-year waiting period will be established upon the effective date of your election to step-up the Protected Income Value. You cannot exercise your right to begin receiving annuity payments under the GMIB program until the end of the new waiting period. In light of this waiting period upon resets, it is not recommended that you reset your GMIB if the required beginning date under IRS required minimum distribution rules would commence during the 7 year waiting period. See "Tax Considerations" section in this prospectus for additional information on IRS requirements.


..   The Maximum Protected Income Value will be reset as of the effective date of any step-up. The new Maximum Protected Income Value will be equal to 200% of the sum of the Protected Income Value as of the effective date of the step-up plus any subsequent Purchase Payments (and any Purchase Credit that is applied to such Purchase Payments in the case of the X Series), minus the impact of any withdrawals after the date of the step-up.

..   When determining the guaranteed annuity purchase rates for annuity payments under the GMIB program, we will apply such rates based on the number of years since the most recent step-up.

..   If you elect to step-up the Protected Income Value under the program, and on the date you elect to step-up, the charges under the GMIB program have changed for new purchasers, your program may be subject to the new charge going forward.

 A step-up will increase the dollar for dollar limit on the anniversary of the Issue Date of the Annuity following such step-up.

 Impact of Withdrawals on the Protected Income Value - Cumulative withdrawals each Annuity Year up to 5% of the Protected Income Value will reduce the Protected Income Value on a "dollar-for-dollar" basis (the Protected Income Value is reduced by the actual amount of the withdrawal). Cumulative withdrawals in any Annuity Year in excess of 5% of the Protected Income Value will reduce the Protected Income Value proportionately (see the examples of this calculation below). The 5% annual withdrawal amount is determined on each anniversary of the Issue Date (or on the Issue Date for the first Annuity
 Year) and applies to any withdrawals during the Annuity Year. This means that the amount available for withdrawals each Annuity Year on a "dollar-for-dollar" basis is adjusted on each Annuity anniversary to reflect changes in the Protected Income Value during the prior Annuity Year.

 The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GMIB program are October 13, 2007; 2.) an initial Purchase Payment of $250,000 (includes any Purchase Credit in the case of the X Series); 3.) an initial Protected Income Value of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GMIB.

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 Example 1. Dollar-for-dollar reduction
 A $10,000 withdrawal is taken on November 13, 2007 (in the first Annuity
 Year). No prior withdrawals have been taken. Immediately prior to the withdrawal, the Protected Income Value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:
..   the Protected Income Value is reduced by the amount withdrawn (i.e., by
    $10,000, from $251,038.10 to $241,038.10).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 Example 2. Dollar-for-dollar and proportional reductions
 A second $10,000 withdrawal is taken on December 13, 2007 (still within the first Annuity Year). Immediately before the withdrawal, the Account Value is $220,000 and the Protected Income Value is $242,006.64. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   the Protected Income Value is first reduced by the Remaining Limit (from
    $242,006.64 to $239,506.64);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($220,000 - $2,500, or
       $217,500).


 The resulting Protected Income Value is: $239,506.64 X (1 - [$7,500 / $217,500]), or $231,247.79.


..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

 Example 3. Reset of the Dollar-for-dollar limit
 A $10,000 withdrawal is made on the first anniversary of the Issue Date, October 13, 2008 (second Annuity Year). Prior to the withdrawal, the Protected Income Value is $240,838.37. The Remaining Limit is reset to 5% of this amount, or $12,041.92. As the amount withdrawn is less than the dollar-for-dollar limit:
..   the Protected Income Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,838.37 to $230,838.37).
..   The Remaining Limit for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $12,041.92 to $2,041.92).

 Key Feature - GMIB Annuity Payments
 You can elect to apply the Protected Income Value to one of the available GMIB Annuity Payment Options on any anniversary date following the initial waiting period, or any subsequent waiting period established upon your election to step-up the Protected Income Value. Once you have completed the waiting period, you will have a 30-day period each year, after the Annuity anniversary, during which you may elect to begin receiving annuity payments under one of the available GMIB Annuity Payment Options. You must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity's Issue Date on or immediately following the Annuitant's 95/th/ birthday, except for Annuities used as a funding vehicle for an IRA or SEP IRA, in which case you must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity's Issue Date on or immediately following the Annuitant's 92/nd/ birthday.

 The amount of each GMIB Annuity Payment will be determined based on the age and, where permitted by law, sex of the Annuitant by applying the Protected Income Value (net of any applicable tax charge that may be due) to the GMIB Annuity Payment Option you choose. We use special annuity purchase rates to calculate the amount of each payment due under the GMIB Annuity Payment Options. These special rates for the GMIB Annuity Payment Options are calculated using an assumed interest rate factor that provides for lower growth in the value applied to produce annuity payments than if you elected an annuity payment option that is not part of the GMIB program. These special rates also are calculated using other factors such as "age setbacks" (use of an age lower than the Annuitant's actual age) that result in lower payments than would result if you elected an annuity payment option that is not part of the GMIB program. Use of an age setback entails a longer assumed life for the Annuitant which in turn results in lower annuity payments.

 On the date that you elect to begin receiving GMIB Annuity Payments, we guarantee that your payments will be calculated based on your Account Value and our then current annuity purchase rates if the payment amount calculated on this basis would be higher than it would be based on the Protected Income Value and the special GMIB annuity purchase rates.

 GMIB Annuity Payment Option 1 - Payments for Life with a Certain Period Under this option, monthly annuity payments will be made until the death of the Annuitant. If the Annuitant dies before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.

 GMIB Annuity Payment Option 2 - Payments for Joint Lives with a Certain Period Under this option, monthly annuity payments will be made until the death of both the Annuitant and the Joint Annuitant. If the Annuitant and the Joint Annuitant die before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.

..   If the Annuitant dies first, we will continue to make payments until the later of the death of the Joint Annuitant and the end of the period certain. However, if the Joint Annuitant is still receiving annuity payments following the end of the certain period, we will reduce the amount of each subsequent payment to 50% of the original payment amount.

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..   If the Joint Annuitant dies first, we will continue to make payments until the later of the death of the Annuitant and the end of the period certain.

 You cannot withdraw your Account Value or the Protected Income Value under either GMIB Annuity Payment Option once annuity payments have begun. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

 Other Important Considerations
..   You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event your Account Value declines significantly due to negative investment performance. If your contract value is not significantly affected by negative investment performance, it is unlikely that the purchase of the GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing annuity payout options outside of GMIB. Therefore, you may generate higher income payments if you were to annuitize a lower Account Value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher Protected Value than your Account Value but, at the annuity purchase rates guaranteed under the GMIB. The GMIB program does not directly affect an Annuity's Account Value, Surrender Value or the amount payable under either the basic Death Benefit provision of the Annuity or any optional Death Benefit provision. If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Income Value. The Protected Income Value is only applicable if you elect to begin receiving annuity payments under one of the GMIB annuity options after the waiting period.
..   Each Annuity offers other annuity payment options that you can elect which do not impose an additional charge, but which do not offer to guarantee a minimum value on which to make annuity payments.
..   Where allowed by law, we reserve the right to limit subsequent Purchase
    Payments if we determine, at our sole discretion, that based on the timing of your Purchase Payments and withdrawals, your Protected Income Value is increasing in ways we did not intend. In determining whether to limit Purchase Payments, we will look at Purchase Payments which are disproportionately larger than your initial Purchase Payment and other actions that may artificially increase the Protected Income Value.
..   In general, you must allocate your Account Value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain GMIB. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.
..   If you change the Annuitant after the effective date of the GMIB program, the period of time during which we will apply the 5% annual growth rate may be changed based on the age of the new Annuitant. If the new Annuitant would not be eligible for the GMIB program based on his or her age at the time of the change, then the GMIB program will terminate.
..   Annuity payments made under the GMIB program are subject to the same tax treatment as any other annuity payment.
..   At the time you elect to begin receiving annuity payments under the GMIB program or under any other annuity payment option we make available, the protection provided by an Annuity's basic Death Benefit or any optional Death Benefit provision you elected will no longer apply.

 Election of the Program
 Currently, the GMIB program can only be elected at the time that you purchase your Annuity. The Annuitant must be age 75 or less as of the effective date of the GMIB program. In the future, we may offer existing Annuity Owners the option to elect the GMIB program after the Issue Date of their Annuity, subject to our eligibility rules and restrictions. If you elect the GMIB program after the Issue Date of your Annuity, the program will be effective as of the date of election. Your Account Value as of that date will be used to calculate the Protected Income Value as of the effective date of the program.

 Termination of the Program
 The GMIB program cannot be terminated by the Owner once elected. The GMIB program automatically terminates as of the date your Annuity is fully surrendered, on the date the Death Benefit is payable to your Beneficiary (unless your surviving spouse elects to continue your Annuity), or on the date that your Account Value is transferred to begin making annuity payments. The GMIB program may also be terminated if you designate a new Annuitant who would not be eligible for the GMIB program based on his or her age at the time of the change.

 Upon termination of the GMIB program we will deduct the charge from your Account Value for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

 Charges Under the Program
 Currently, we deduct a charge equal to 0.50% per year of the average Protected Income Value for the period the charge applies. The maximum GMIB charge is 1.00% of the average Protected Income Value. Because the charge is calculated based on the average Protected Income Value, it does not increase or decrease based on changes to the Annuity's Account Value due to market

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 performance. The dollar amount you pay each year will increase in any year the
 Protected Income Value increases, and it will decrease in any year the Protected Income Value decreases due to withdrawal, irrespective of whether your Account Value increases or decreases.

 The charge is deducted annually in arrears each Annuity Year on the anniversary of the Issue Date of an Annuity. We deduct the amount of the charge pro-rata from the Account Value allocated to the Sub-accounts and the Fixed Rate Options. If you surrender your Annuity, begin receiving annuity payments under the GMIB program or any other annuity payment option we make available during an Annuity Year, or the GMIB program terminates, we will deduct the charge for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

 No charge applies after the Annuity Date.


 TRUEINCOME/SM/

 The TrueIncome program described below is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved. TrueIncome can be elected only where the Annuitant and the Owner are the same person or, if the Annuity Owner is an entity, where there is only one Annuitant. Currently, if you elect TrueIncome and subsequently terminate the benefit, there will be a restriction on your ability to re-elect TrueIncome and TrueIncome - Spousal (see "Election of the Program" below for details). The Annuitant must be at least 45 years old when the program is elected. TrueIncome is not available if you elect any other optional living benefit. As long as TrueIncome is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this program.

 We offer a program that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Account Value, subject to our program rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the withdrawal benefit will be zero. You do not choose between these two options; each option will continue to be available as long as your Annuity has an Account Value and TrueIncome is in effect. Certain benefits under TrueIncome may remain in effect even if the Account Value of your Annuity is zero. The program may be appropriate if you intend to make periodic withdrawals from your Annuity and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the program - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the program.

 Key Feature - Protected Withdrawal Value
 The Protected Withdrawal Value is initially used to determine the amount of each initial annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your Annuity following your election of TrueIncome. The initial Protected Withdrawal Value is equal to the greater of

 (A)the Account Value on the date you elect TrueIncome, plus any additional Purchase Payments growing at 5% per year from the date of your election of the program, or application of the Purchase Payment to your Annuity, as applicable, until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier
 (B)the Account Value as of the date of the first withdrawal from your Annuity, prior to the withdrawal, and
 (C)the highest Account Value on each Annuity anniversary prior to the first withdrawal or on the first 10 Annuity anniversaries if earlier than the date of your first withdrawal after the benefit effective date.

 With respect to (A) and (C) above, each value is increased by the amount of any subsequent Purchase Payments. With respect to the X Series, Purchase Credits are added to Purchase Payments for purposes of calculating the Protected Withdrawal Value, the Annual Income Amount, and the Annual Withdrawal Amount (see below for a description of Annual Income Amount and Annual Withdrawal Amount).

..   If you elect TrueIncome/SM/ at the time you purchase your Annuity, the
    Account Value will be your initial Purchase Payment.
..   For existing Owners who are electing TrueIncome, the Account Value on the date of your election of TrueIncome will be used to determine the initial Protected Withdrawal Value.
..   If you make additional Purchase Payments after your first withdrawal, the
    Protected Withdrawal Value will be increased by the amount of each additional Purchase Payment.

 Step-Up of the Protected Withdrawal Value: You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your Account Value is greater than the Protected Withdrawal Value. You are eligible to step-up the Protected Withdrawal Value on or after the 1/st/ anniversary of the first withdrawal under TrueIncome. The Protected Withdrawal Value can be stepped up again on or after the 1/st/ anniversary following the preceding step-up.

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 If you elect to step-up the Protected Withdrawal Value, and on the date you elect to step-up, the charges under TrueIncome have changed for new purchasers, you may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Account Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Account Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time TrueIncome is elected or at any time while TrueIncome is in force.

 If you elected the Auto Step-Up feature:

..   The first Auto Step-Up opportunity will occur on the 1/st/ Annuity
    Anniversary that is at least one year after the later of (1) the date of the first withdrawal under TrueIncome or (2) the most recent step-up.
..   Your Protected Withdrawal Value will only be stepped-up if 5% of the
    Account Value is greater than the Annual Income Amount by any amount.
..   If at the time of the first Auto Step-Up opportunity, 5% of the Account
    Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs.
..   Once a step-up occurs, the next Auto Step-Up opportunity will occur on the
    1st Annuity Anniversary that is at least one year after the most recent step-up.

 The Protected Withdrawal Value is reduced each time a withdrawal is made on a dollar-for-dollar basis up to 7% per Annuity Year of the Protected Withdrawal Value and on the greater of a dollar-for-dollar basis or a proportional basis (see examples below) for withdrawals in an Annuity Year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point the Annual Withdrawal Amount will be zero until such time (if any) as the Annuity reflects a Protected Withdrawal Value (for example, due to a step-up or additional Purchase Payments being made into the Annuity).

 Key Feature - Annual Income Amount Under the Life Income Benefit
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under TrueIncome, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up (or an auto step-up is effected), your Annual Income Amount increases to equal 5% of your Account Value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional Purchase Payments. The amount of the increase is equal to 5% of any additional Purchase Payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 Key Feature - Annual Withdrawal Amount Under the Withdrawal Benefit
 The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under TrueIncome, if your cumulative withdrawals each Annuity Year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a dollar-for-dollar basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount ("Excess Withdrawal"), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the Account Value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. When you elect a step-up (or an auto step-up is effected), your Annual Withdrawal Amount increases to equal 7% of your Account Value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional Purchase Payments. The amount of the increase is equal to 7% of any additional Purchase Payments (and associated Purchase Credits in the case of the X Series). A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

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 TrueIncome/SM/ does not affect your ability to make withdrawals under your
 Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each Annuity Year.

..   If, cumulatively, you withdraw an amount less than the Annual Withdrawal
    Amount under the Withdrawal Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.
..   If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

 The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the Issue Date and the Effective Date of TrueIncome are February 1, 2007; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2008 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2008 when the Account Value is equal to $263,000. The values set forth here are purely hypothetical, and do not reflect the charge for TrueIncome.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2007 until March 1, 2008 (394 days)
    = $250,000 X 1.05(394/365) = $263,519.55
 (b)Account Value on March 1, 2008 (the date of the first withdrawal) = $263,000
 (c)Account Value on February 1, 2008 (the first Annuity Anniversary) =
    $265,000.

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

 Example 1. Dollar-for-dollar reduction
 If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2008, then the following values would result:
   . Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 - $10,000 = $8,550
       Annual Withdrawal Amount for future Annuity Years remains at $18,550
   . Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000 = $3,250
       Annual Income Amount for future Annuity Years remains at $13,250
   .   Protected Withdrawal Value is reduced by $10,000 from $265,000 to
       $255,000

 Example 2. Dollar-for-dollar and proportional reductions
 (a)If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2008, then the following values would result:

   . Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 - $15,000 = $3,550.

       Annual Withdrawal Amount for future Annuity Years remains at $18,550
   .   Remaining Annual Income Amount for current Annuity Year = $0
       Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces
       Annual Income Amount for future Annuity Years.
   . Reduction to Annual Income Amount = Excess Income/Account Value before Excess Income X Annual Income Amount = $1,750 / ($263,000 - $13,250) X $13,250 = $93 Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157
   .   Protected Withdrawal Value is reduced by $15,000 from $265,000 to
       $250,000

 (b)If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2008, then the following values would result:
   . Remaining Annual Withdrawal Amount for current Annuity Year = $0 Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future Annuity Years.

   . Reduction to Annual Withdrawal Amount = Excess Withdrawal/Account Value before Excess Withdrawal X Annual Withdrawal Amount = $6,450 / ($263,000
       - $18,550) X $18,550 = $489. Annual Withdrawal Amount for future Annuity Years = $18,550 - $489 = $18,061


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   .   Remaining Annual Income Amount for current Annuity Year = $0 Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future Annuity Years.

   . Reduction to Annual Income Amount = Excess Income/ Account Value before Excess Income X Annual Income Amount = $11,750 / ($263,000 - $13,250) X $13,250 = $623. Annual Income Amount for future Annuity Years = $13,250
       - $623 = $12,627

   . Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction. Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450

   . Proportional reduction = Excess Withdrawal / Account Value before Excess Withdrawal X Protected Withdrawal Value = $6,450 / ($263,000 - $18,550) X $246,450 = $6,503. Protected Withdrawal Value = $246,450 - max {$6,450, $6,503} = $239,947


 Example 3. Step-Up of the protected withdrawal value
 If the Annual Income Amount ($13,250) is withdrawn each year starting on
 March 1, 2008 for a period of 3 years, the Protected Withdrawal Value on February 1, 2014 would be reduced to $225,250 {$265,000 - ($13,250 X 3)}. If a step-up is elected on February 1, 2014, and the Account Value on February 1, 2014 is $280,000, then the following values would result:
   .   Protected Withdrawal Value = Account Value on February 1, 2014 = $280,000
   .   Annual Income Amount is equal to the greater of the current Annual
       Income Amount or 5% of the stepped up Protected Withdrawal Value.
       Current Annual Income Amount is $13,250. 5% of the stepped up Protected Withdrawal Value is 5% of $280,000, which is $14,000. Therefore, the Annual Income Amount is increased to $14,000.
   . Annual Withdrawal Amount is equal to the greater of the current Annual Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $280,000, which is $19,600.
       Therefore the Annual Withdrawal Amount is increased to $19,600.

 BENEFITS UNDER TRUEINCOME/SM/
   . If your Account Value is equal to zero, and the cumulative withdrawals in the current Annuity Year are greater than the Annual Withdrawal Amount, TrueIncome will terminate. To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Thus, in that scenario, the remaining amounts under the Life Income Benefit and the Withdrawal Benefit would be payable, even though your Account Value was reduced to zero. Once you make this election we will make an additional payment for that Annuity Year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the Annuity Year, if any, depending on the option you choose. In subsequent Annuity Years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount as described in this Prospectus. You will not be able to change the option after your election and no further Purchase Payments will be accepted under your Annuity. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your Account Value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your Account Value equals zero no further Purchase Payments will be accepted under your Annuity.
   . If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

       (1)apply your Account Value to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the Annuitant's death; or
       (3)request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the Annuitant's death or the date the Protected Withdrawal Value is depleted.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

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

       (2)the Account Value.

..   If no withdrawal was ever taken, we will determine a Protected Withdrawal
    Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 Other Important Considerations
 Withdrawals under TrueIncome/SM/ are subject to all of the terms and conditions of your Annuity, including any applicable CDSC.
   . Withdrawals made while TrueIncome is in effect will be treated, for tax purposes, in the same way as any other withdrawals under your Annuity. TrueIncome does not directly affect your Annuity's Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.
   . You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome. TrueIncome provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.
   . In general, you must allocate your Account Value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain TrueIncome. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.

 Election of the Program
 TrueIncome can be elected at the time that you purchase your Annuity. We also offer existing Owners the option to elect TrueIncome after the Issue Date of their Annuity, subject to our eligibility rules and restrictions. Your Account Value as the date of election will be used as a basis to calculate the initial Protected Withdrawal Value, the initial Protected Annual Withdrawal Amount, and the Annual Income Amount.


 Currently, if you terminate the program, you will generally only be permitted to re-elect TrueIncome or another lifetime withdrawal benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the benefit was last terminated.


 We reserve the right to further limit the election/re-election frequency in the future. Before making any such change to the election/re-election frequency, we will provide prior notice to Owners who have an effective TrueIncome.

 Termination of the Program
 The program terminates automatically when your Protected Withdrawal Value and Annual Income Amount equal zero. You may terminate the program at any time by notifying us. If you terminate the program, any guarantee provided by the benefit will terminate as of the date the termination is effective and certain restrictions on re-election of the benefit will apply as described above. The program terminates upon your surrender of your Annuity, upon the death of the Annuitant, upon a change in ownership of your Annuity that changes the tax identification number of the Owner, upon change in the Annuitant or upon your election to begin receiving annuity payments. While you may terminate your program at any time, we may not terminate the program other than in the circumstances listed above. However, we may stop offering the program for new elections or re-elections at any time in the future.

 Upon the death of the Annuitant, your surviving spouse may elect a new TrueIncome if your spouse elects the spousal continuance option. Your spouse would then be eligible to elect the benefit as if he or she was a new purchaser.

 The charge for TrueIncome will no longer be deducted from your Account Value upon termination of the program.

 Additional Tax Considerations for Qualified Contracts/Arrangements

 If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the required minimum distribution rules under the Code require that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the annuity payment and Death Benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as required minimum distribution rules.


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

 TRUEINCOME/SM/ - SPOUSAL


 The TrueIncome - Spousal program described below is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved. Currently, if you elect TrueIncome - Spousal and subsequently terminate the benefit, there will be a restriction on your ability to re-elect TrueIncome - Spousal or elect another lifetime withdrawal benefit (see "Election of the Program" below for details). TrueIncome - Spousal must be elected based on two Designated Lives, as described below. Each Designated Life must be at least 55 years old when the benefit is elected. TrueIncome - Spousal is not available if you elect any other optional living benefit or Death Benefit. As long as TrueIncome - Spousal is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this program.


 The TrueIncome - Spousal program guarantees until the later death of two natural persons that are each other's spouses (the "Designated Lives", each a "Designated Life") the ability to withdraw an annual amount ("Spousal Life Income Benefit") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our program rules regarding the timing and amount of withdrawals. The Designated Lives must be each other's spouses at the time of election of TrueIncome - Spousal and at the time of the first death of one of them. The Spousal Life Income Benefit may remain in effect even if the Account Value of the Annuity is zero. The program may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the program - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the program.

 Key Feature - Initial Protected Withdrawal Value
 The initial Protected Withdrawal Value is used to determine the amount of initial annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the Annuity following your election of TrueIncome - Spousal. The initial Protected Withdrawal Value is equal to the greater of

 (A)the Account Value on the date you elect TrueIncome - Spousal, plus any additional Purchase Payments each growing at 5% per year from the date of your election of the program or application of the Purchase Payment to your Annuity, as applicable, until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier,
 (B)the Account Value as of the date of the first withdrawal from your Annuity, prior to the withdrawal, and
 (C)the highest Account Value on each Annuity anniversary prior to the first withdrawal or on the first 10 Annuity anniversaries if earlier than the date of your first withdrawal after the benefit effective date.

 With respect to (A) and (C) above, each value is increased by the amount of any subsequent Purchase Payments. With respect to the X Series, Purchase Credits are added to Purchase Payments for purposes of calculating the Protected Withdrawal Value and the Annual Income Amount (see below for a description of Annual Income Amount).

..   If you elect TrueIncome - Spousal at the time you purchase your Annuity, the Account Value will be your initial Purchase Payment.
..   For existing Owners who are electing TrueIncome - Spousal, the Account
    Value on the date of your election of the TrueIncome - Spousal program will be used to determine the initial Protected Withdrawal Value.

 Key Feature - Annual Income Amount Under the Spousal Life Income Benefit
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under TrueIncome - Spousal, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply.

 You may elect to step-up your Annual Income Amount if, due to positive market performance, 5% of your Account Value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 1st anniversary of the first withdrawal under TrueIncome - Spousal. The Annual Income Amount can be stepped up again on or after the 1/st/ anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount, and on the date you elect to step-up, the charges under TrueIncome - Spousal have changed for new purchasers, you may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Account Value after the step-up. Your Annual Income Amount also increases if you make additional Purchase Payments. The amount of the increase is equal to 5% of any additional Purchase Payments. Any increase will be added to your Annual Income Amount beginning on the day that the

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

 step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under TrueIncome/SM/ - Spousal or (2) the most recent step-up. At this time, your Annual Income Amount will be stepped-up if 5% of your Account Value is greater than the Annual Income Amount by any amount. If 5% of the Account Value does not exceed the Annual Income Amount, then an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least 1 year after the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for TrueIncome - Spousal has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Annual Income Amount even if you elect the Auto Step-Up feature.

 TrueIncome - Spousal does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount. Under TrueIncome - Spousal, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount under TrueIncome - Spousal in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the Issue Date and the Effective Date of TrueIncome - Spousal are February 1, 2007; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2008 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2008 when the Account Value is equal to $263,000; and 5.) the Account Value on February 1, 2012 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for TrueIncome - Spousal.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2007 until March 1, 2008 (394 days) = $250,000 X 1.05/(394/365)/ = $263,519.55
 (b)Account Value on March 1, 2008 (the date of the first withdrawal) = $263,000
 (c)Account Value on February 1, 2008 (the first Annuity Anniversary) = $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).

 Example 1. Dollar-for-dollar reduction
 If $10,000 was withdrawn (less than the Annual Income Amount) on March 1,
 2008, then the following values would result:
..   Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000
    = $3,250 Annual Income Amount for future Annuity Years remains at $13,250

 Example 2. Dollar-for-dollar and proportional reductions
 (a)If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2008, then the following values would result:
..   Remaining Annual Income Amount for current Annuity Year = $0 Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future Annuity Years.

..   Reduction to Annual Income Amount = Excess Income/ Account Value before
    Excess Income X Annual Income Amount = $1,750 / ($263,000 - $13,250) X $13,250 = $93. Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157


 Example 3. Step-Up of the annual income amount
 If a step-up of the Annual Income Amount is requested on February 1, 2012 or the Auto Step-Up feature was elected, the step-up would occur because 5% of the Account Value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.

 BENEFITS UNDER TRUEINCOME/SM/ - SPOUSAL
 To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this Prospectus. No further Purchase Payments

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

 will be accepted under your Annuity. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.
..   If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will determine an initial Protected
    Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 Other Important Considerations
..   Withdrawals under TrueIncome/SM/ - Spousal are subject to all of the terms and conditions of the Annuity, including any CDSC.
..   Withdrawals made while TrueIncome - Spousal is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Spousal does not directly affect the Annuity's
    Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC).
    If you surrender your Annuity, you will receive the current Surrender Value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Spousal. TrueIncome - Spousal provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   In general, you must allocate your Account Value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain TrueIncome - Spousal. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.
..   There may be circumstances where you will continue to be charged the full amount for TrueIncome - Spousal even when the benefit is only providing a guarantee of income based on one life with no survivorship.
..   In order for the Surviving Designated Life to continue TrueIncome -
    Spousal, upon the death of an Owner, the Designated Life must elect to assume ownership of the Annuity under the spousal continuation option. See "Spousal Owners/Spousal Beneficiaries" and "Spousal Beneficiary -
    Assumption of Annuity" in this Prospectus.

 Election of and Designations under the Program TrueIncome - Spousal can only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the program and at the death of the first of the Designated Lives to die. Currently, the program may only be elected where the Owner, Annuitant and Beneficiary designations are as follows:
..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 55 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The
    Beneficiary designation must be the surviving spouse. The first named Owner must be the Annuitant. Both Owners must each be at least 55 years old at the time of election.

 No Ownership changes or Annuitant changes will be permitted once this program is elected. However, if the Annuity is co-owned, the Owner who is not the Annuitant may be removed without affecting the benefit.

 TrueIncome - Spousal can be elected at the time that you purchase your Annuity. We also offer existing Owners the option to elect TrueIncome - Spousal after the Issue Date of their Annuity, subject to our eligibility rules and restrictions. Your Account Value as the date of election will be used as a basis to calculate the initial Protected Withdrawal Value and the Annual Income Amount.

 Currently, if you terminate the program, you will only be permitted to re-elect TrueIncome - Spousal or elect another lifetime withdrawal benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the benefit was last terminated.


 We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to Owners who have an effective TrueIncome - Spousal.

 Termination of the Program
 The program terminates automatically when your Annual Income Amount equals zero. You may terminate the program at any time by notifying us. If you terminate the program, any guarantee provided by the benefit will terminate as of the date the termination is effective and certain restrictions on re-election of the benefit will apply as described above. We reserve the right to further limit the frequency election in the future. The program terminates upon your surrender of the Annuity, upon the first Designated Life to die if the Annuity is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments.

 The charge for TrueIncome - Spousal will no longer be deducted from your Account Value upon termination of the program.

 Additional Tax Considerations for Qualified Contracts/Arrangements If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and Death Benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.


 TRUEINCOME/SM/ - HIGHEST DAILY

 TrueIncome - Highest Daily is offered as an alternative to TrueIncome and TrueIncome - Spousal. Currently, if you elect TrueIncome - Highest Daily and subsequently terminate the benefit, you will not be able to re-elect TrueIncome - Highest Daily, and will have a waiting period until you can elect another lifetime withdrawal benefit. See "Election of and Designations under the Program" below for details. The income benefit under TrueIncome - Highest Daily currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. TrueIncome - Highest Daily is not available if you elect any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit). As long as your TrueIncome - Highest Daily is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this program.

 We offer a benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Total Annual Income Amount") equal to a percentage of an initial principal value (the "Total Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the program - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in TrueIncome - Highest Daily, and in Appendix D to this prospectus, we set forth the formula under which we make those asset transfers.

 As discussed below, a key component of TrueIncome - Highest Daily is the Total Protected Withdrawal Value, which is an amount that is distinct from Account Value. Because each of the Total Protected Withdrawal Value and Total Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Total Annual Income Amount remains. You are guaranteed to be able to withdraw the Total Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Total Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Total Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Highest Daily.

 Key Feature - Total Protected Withdrawal Value
 The Total Protected Withdrawal Value is used to determine the amount of the annual payments under TrueIncome - Highest Daily. The Total Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value and any Enhanced Protected Withdrawal Value that may exist. We describe how we determine Enhanced Protected Withdrawal Value, and when we begin to calculate it, below. If you do not meet the conditions described below for obtaining Enhanced Protected Withdrawal Value then Total Protected Withdrawal Value is simply equal to Protected Withdrawal Value.

 The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect TrueIncome - Highest Daily. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the "Current Valuation Day"), the Protected Withdrawal Value is equal to the greater of:

..   the Protected Withdrawal Value for the immediately preceding Valuation Day
    (the "Prior Valuation Day"), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day; and
..   the Account Value.

 If you have not made a withdrawal prior to the tenth anniversary of the date you elected TrueIncome - Highest Daily (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value on the Tenth Anniversary or your Account Value.

 The Enhanced Protected Withdrawal Value is only calculated if you do not take a withdrawal on or prior to the Tenth Anniversary. Thus, if you do take a withdrawal on or prior to the Tenth Anniversary, you are not eligible to receive Enhanced Protected Withdrawal Value. If you do not take a withdrawal on or prior to the Tenth Anniversary, then on or after the Tenth Anniversary up until the date of the first withdrawal, the Enhanced Protected Withdrawal Value is equal to the sum of:

..   200% of the Account Value on the date you elected TrueIncome - Highest
    Daily;
..   200% of all Purchase Payments (and any associated Credits) made during the one-year period after the date you elected TrueIncome - Highest Daily; and
..   100% of all Purchase Payments (and any associated Credits) made more than one year after the date you elected TrueIncome - Highest Daily, but prior to the date of your first withdrawal.

 We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and therefore, the Total Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent Purchase Payments (and any associated Credits) will increase the Total Annual Income Amount, while "excess" withdrawals (as described below) may decrease the Total Annual Income Amount.

 Please note that you may not withdraw the Total Protected Withdrawal Value in a lump sum or as a partial surrender; it is solely a calculation used to determine your guaranteed payments in the form of the Total Annual Income Amount.

 Key Feature - Total Annual Income Amount under the TrueIncome - Highest Daily Benefit
 The initial Total Annual Income Amount is equal to 5% of the Total Protected Withdrawal Value. For purposes of the asset transfer formula described below, we also calculate a Highest Daily Annual Income Amount, which is initially equal to 5% of the Protected Withdrawal Value. Under TrueIncome - Highest Daily, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Total Annual Income Amount ("Excess Income"), your Total Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A Purchase Payment that you make will increase the then-existing Total Annual Income Amount and Highest Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment (including the amount of any associated Credits).

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Total Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. We multiply each of those quarterly Account Values by 5%, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values. If the highest of those values exceeds the existing Total Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Total Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Total Annual Income Amount, the charge for TrueIncome - Highest Daily has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Highest Daily upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 TrueIncome - Highest Daily does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Total Annual Income Amount. Under TrueIncome - Highest Daily, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Total Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Total Annual Income Amount to subsequent Annuity Years. Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the TrueIncome - Highest Daily or any other fees and charges. Assume the following for all three examples:
   .   The Issue Date is December 1, 2008
   . TrueIncome - Highest Daily is elected on May 2, 2009 and a withdrawal under the benefit is taken on the same day.

 Dollar-for-dollar reductions
 On May 2, 2009, the Total Protected Withdrawal Value is $120,000, resulting in a Total Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Total Annual Income Amount for that Annuity Year (up to and including December 1, 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Total Annual Income Amount - $6,000 less $2,500 = $3,500.

 Proportional reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2009 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Total Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Total Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Total Annual Income Amount).

 Here is the calculation:



  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                        -$  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Total Annual Income Amount                                     $  6,000.00
  Less ratio of 1.41% of $6,000.00                              -$     84.51
  Total Annual Income Amount for future Annuity Years            $  5,915.49



 Highest Quarterly Auto Step-Up
 On each Annuity Anniversary date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is higher than the Total Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments.

 Continuing the same example as above, the Total Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Total Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                Highest Quarterly Value
                                    (adjusted with       Adjusted Total Annual
                                withdrawal and Purchase Income Amount (5% of the
Date*             Account value       Payments)**       Highest Quarterly Value)
-----             ------------- ----------------------- ------------------------
June 1, 2009       $118,000.00        $118,000.00              $5,900.00
August 6, 2009     $110,000.00        $112,885.55              $5,644.28
September 1, 2009  $112,000.00        $112,885.55              $5,644.28
December 1, 2009   $119,000.00        $119,000.00              $5,950.00



 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Total Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Total Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Total Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Total Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00. Since this amount is higher than the current year's Total Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Total Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.

 Benefits Under TrueIncome - Highest Daily
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Total Annual Income Amount and amounts are still payable under TrueIncome - Highest Daily, we will make an additional payment, if any, for that Annuity Year equal to the remaining Total Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Total Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Total Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Total Annual Income Amount, TrueIncome - Highest Daily terminates, and no additional payments will be made.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Total Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Total Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.

 In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Total Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Total Annual Income
    Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the annuitant's 95th birthday will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under TrueIncome - Highest Daily are subject to all of the terms and conditions of the Annuity, including any CDSC.
..   Withdrawals made while TrueIncome - Highest Daily is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Highest Daily does not directly affect the
    Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC).
    If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Highest Daily. TrueIncome
    - Highest Daily provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Total Annual Income Amount in the form of periodic benefit payments.
..   Upon inception of the benefit, 100% of your Account Value must be allocated to the permitted sub-accounts. However, the asset transfer component of the benefit as described below may transfer Account Value to the Benefit Fixed Rate Account as of the effective date of the benefit in some circumstances.
..   You cannot allocate Purchase Payments or transfer Account Value to a Fixed
    Rate Option if you elect this benefit.
..   Transfers to and from the Sub-accounts and the Benefit Fixed Rate Option triggered by the asset transfer component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain TrueIncome - Highest Daily. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional Purchase Payments may be subject to the new investment limitations.

 Election of and Designations under the Program
 For TrueIncome - Highest Daily, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 55 years old.

 Any change of the Annuitant under the Annuity will result in cancellation of TrueIncome - Highest Daily. Similarly, any change of Owner will result in cancellation of TrueIncome - Highest Daily, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) ownership is transferred from a custodian to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity.

 TrueIncome - Highest Daily can be elected at the time that you purchase your Annuity or after the Issue Date, subject to our eligibility rules and restrictions.

 Currently, if you terminate TrueIncome - Highest Daily, you will (a) not be permitted to re-elect the benefit and (b) will be allowed to elect another lifetime withdrawal benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date TrueIncome - Highest Daily was terminated. We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to Owners who have an effective TrueIncome - Highest Daily.

 Termination of the Program
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Account Value and Total Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the benefit.

 Upon termination of TrueIncome - Highest Daily, we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options). Upon termination, we may limit or prohibit investment in the Fixed Rate Options.

 Return of Principal Guarantee
 If you have not made a withdrawal on or before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 (a)your Account Value on the day that you elected TrueIncome - Highest Daily;
    and
 (b)the sum of each Purchase Payment you made (including any Credits with respect to the X series) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment option bears to your total Account Value, immediately prior to the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Total Protected Withdrawal Value, your death benefit, or the amount of any other optional benefit that you may have selected, and therefore will have no direct impact on such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Highest Daily and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 Asset Transfer Component of TrueIncome - Highest Daily
 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect TrueIncome - Highest Daily. For purposes of this benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". The Permitted Sub-accounts are shown below:

 AST American Century Strategic Allocation Portfolio
 AST Capital Growth Asset Allocation Portfolio
 AST Balanced Asset Allocation Portfolio
 AST Conservative Asset Allocation Portfolio
 AST Preservation Asset Allocation Portfolio
 AST Advanced Strategies Portfolio
 AST First Trust Balanced Target Portfolio
 AST First Trust Capital Appreciation Target Portfolio
 AST T. Rowe Price Asset Allocation Portfolio
 AST UBS Dynamic Alpha Portfolio

 As a requirement of participating in TrueIncome - Highest Daily, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate Purchase Payments to the Benefit Fixed Rate Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for TrueIncome - Highest Daily. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

 Under the asset transfer component of TrueIncome - Highest Daily, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with a formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in Appendix C to this prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Highest Daily Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount.

 As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted Sub-accounts) may cause us to transfer some of your variable Account Value to the Benefit Fixed Rate Account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the Benefit Fixed Rate Account. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect TrueIncome - Highest Daily, the ratios we use will be fixed. For newly issued Annuities that elect TrueIncome
 - Highest Daily and existing Annuities that elect TrueIncome - Highest Daily, however, we reserve the right to change the ratios.


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


 While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Highest Daily.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

..   Not make any transfer; or
..   If a portion of your Account Value was previously allocated to the Benefit
    Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
..   Transfer all or a portion of your Account Value in the Permitted
    Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

 If a significant amount of your Account Value is systematically transferred to the Benefit Fixed Rate Account during periods of market declines or low interest rates, less of your Account Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Account Value may be allocated to the Benefit Fixed Rate Account. Note that if your entire Account Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, that value would remain in the Benefit Fixed Rate Account unless you made additional Purchase Payments to the Permitted Sub-Accounts, which could cause Account Value to transfer out of the Benefit Fixed Rate Account.

 Additional Tax Considerations
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Total Annual Income Amount, which will cause us to increase the Total Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity that are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as required minimum distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive Enhanced Protected Withdrawal Value and an amount under the Return of Principal Guarantee.

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.


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                                 DEATH BENEFIT

 WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?

 Each Annuity provides a Death Benefit during its accumulation period. If an Annuity is owned by one or more natural persons, the Death Benefit is payable upon the first death of an Owner. If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant's death. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."


 BASIC DEATH BENEFIT
 Each Annuity provides a basic Death Benefit at no additional charge. The Insurance Charge we deduct daily from your Account Value allocated to the Sub-accounts is used, in part, to pay us for the risk we assume in providing the basic Death Benefit guarantee under an Annuity. Each Annuity also offers two different optional Death Benefits that can be purchased for an additional charge. The additional charge is deducted to compensate Allstate New York for providing increased insurance protection under the optional Death Benefits. Notwithstanding the additional protection provided under the optional Death Benefits, the additional cost has the impact of reducing the net performance of the investment options. In addition, with respect to the X Series, under certain circumstances, your Death Benefit may be reduced by the amount of any Purchase Credits we applied to your Purchase Payments. (See "How are Purchase Credits Applied to My Accounts Value".) The basic Death Benefit is equal to the greater of:

..   The sum of all Purchase Payments (and, for the X series, the amount of any
    Purchase Credits received more than 12 months prior to death) less the sum of all proportional withdrawals.
..   The sum of your Account Value in the Sub-accounts and the Fixed Rate
    Options (less the amount of any Purchase Credits applied within 12-months prior to the date of death, in the case of the X Series).

 "Proportional withdrawals" are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in Purchase Payments for purposes of calculating the basic Death Benefit.

 OPTIONAL DEATH BENEFIT
 One optional Death Benefit is offered for purchase with your Annuity to provide an enhanced level of protection for your beneficiaries. Key terms that we use to describe these optional death benefits are set forth within the description of each optional death benefit.


 Currently, the optional benefit must be elected at the time that you purchase your Annuity. However, with respect to the L Series, if not previously elected, this death benefit may be elected on the fifth Annuity anniversary and each Annuity anniversary thereafter, but not later than the tenth Annuity anniversary. We may, at a later date, allow existing Annuity Owners to purchase the optional Death Benefit subject to our rules and any changes or restrictions in the benefits. Certain terms and conditions may differ if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue. If you elect TrueIncome - Spousal, you are not permitted to elect the optional Death Benefit. With respect to the X Series, under certain circumstances, the Optional Death Benefit that you elect may be reduced by the amount of Purchase Credits applied to your Purchase Payments.

 Investment Restrictions may apply if you elect certain optional death benefits. See the chart in the "Investment Options" section of the Prospectus for a list of investment options available and permitted with each benefit.


 Highest Anniversary Value Death Benefit ("HAV")
 If an Annuity has one Owner, the Owner must be age 79 or less at the time the Highest Anniversary Value Death Benefit is elected. If an Annuity has joint Owners, the older Owner must be age 79 or less. If there are joint Owners, death of the Owner refers to the first to die of the joint Owners. If an Annuity is owned by an entity, the Annuitant must be age 79 or less and death of the Owner refers to the death of the Annuitant.

 If you elect this benefit, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.

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

 Calculation of Highest Anniversary Value Death Benefit
 The HAV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the HAV as of the Owner's date of death.

       If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the HAV on the Death Benefit Target Date plus the sum of all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to the date of death in the case of the X Series) less the sum of all proportional withdrawals since the Death Benefit Target Date.

       The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any proportional withdrawals since such date. The amount calculated in Items 1&2 above (before, on or after the Death Benefit Target Date) may be reduced by any Purchase Credits applied to your Account Value on Purchase Payments made within the 12 months before the Owner's (or Annuitant's if entity-owned) date of death.

       Please refer to the definition of Death Benefit Target Date below. This death benefit may not be an appropriate feature where the Owner's age is near the age specified in the Death Benefit Target Date. This is because the benefit may not have the same potential for growth as it otherwise would, since there will be fewer contract anniversaries before the Death Benefit Target Date is reached.

 Key Terms Used with the Highest Anniversary Value Death Benefit:
..   The Death Benefit Target Date for the Highest Anniversary Value Death
    Benefit is the Annuity anniversary on or after the 80th birthday of either the current Owner, or the older of either joint Owners, or the Annuitant, if entity owned.
..   The Highest Anniversary Value equals the highest of all previous
    "Anniversary Values" less proportional withdrawals since such anniversary and plus any Purchase Payments (plus associated Purchase Credits applied more than twelve (12) months prior to the date of death in the case of the X Series) since such anniversary.
..   The Anniversary Value is the Account Value as of each anniversary of the
    Issue Date of the Annuity. The Anniversary Value on the Issue Date is equal to your Purchase Payment (plus associated Purchase Credits applied more than twelve (12) months prior to the date of death in the case of the X Series).
..   Proportional withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Anniversary Value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Anniversary Value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Anniversary Value ($125,000) by 10% or $12,500.

 Annuities with joint Owners
 For Annuities with joint Owners, the Death Benefits are calculated as shown above except that the age of the older of the joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own your Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of your Annuity and continue the Annuity instead of receiving the Death Benefit.

 Annuities owned by entities
 For Annuities owned by an entity, the Death Benefits are calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant.

 Can I terminate the optional HAV Death Benefit? Does the optional HAV Death Benefit terminate under other circumstances?
 For the B Series and the X Series, the HAV Death Benefit may not be terminated once elected. With respect to the L Series only, (i) if the HAV Death Benefit is elected on the Issue Date, then you may elect to terminate the benefit on the fifth Annuity anniversary and each Annuity anniversary thereafter (but not later than the tenth Annuity anniversary), but if you do terminate you will revert to the base death benefit, and you may not thereafter re-elect the optional benefit and (ii) if you did not elect the HAV death benefit on the Issue Date, then you may elect the HAV Death Benefit on the fifth Annuity anniversary and each Annuity anniversary thereafter (but not later than the tenth Annuity anniversary), but you may not thereafter terminate that election. The HAV Death Benefit will terminate automatically on the Annuity Date. We may also terminate the optional Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

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

 What are the Charges for the Optional Death Benefits?
 We deduct a charge equal to 0.25% per year of the average daily net assets of the Sub-accounts for the HAV Death Benefit. We deduct the charge for this benefit to compensate Allstate New York for providing increased insurance protection under the HAV Death Benefit. The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.

 Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

 PAYMENT OF DEATH BENEFITS

 Alternative Death Benefit Payment Options - Annuities owned by Individuals (not associated with Tax-Favored Plans)
 Except in the case of a spousal assumption as described below, upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

 If you die on or after the Annuity Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

 In the event of your death before the Annuity Date, the Death Benefit must be distributed:
..   within five (5) years of the date of death; or
..   as a series of payments not extending beyond the life expectancy of the
    Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death.

 Unless you have made an election prior to Death Benefit proceeds becoming due, a Beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled "Beneficiary Continuation Option," as a series of annuity payments. Upon our receipt of proof of death, we will send to the beneficiary materials that list these payment options.

 Alternative Death Benefit Payment Options - Annuities Held by Tax-Favored Plans The Code provides for alternative death benefit payment options when an
 Annuity is used as an IRA or other "qualified investment" that requires
 Minimum Distributions. Upon the Owner's death under an IRA or other "qualified investment", a Beneficiary may generally elect to continue the Annuity and receive Minimum Distributions under the Annuity instead of receiving the death benefit in a single payment. The available payment options will depend on whether the Owner died on or before the date he or she was required to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.
..   If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life expectancy of the designated beneficiary (provided such payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age
    70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.

..   If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary. A designated beneficiary may elect to apply the rules for no designated beneficiary if these would provide a smaller payment requirement.
..   If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary. A designated beneficiary may elect to apply the rules for no designated beneficiary if these would provide a smaller payment requirement.


 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in an IRA or other "qualified investment" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Minimum Distribution rules, are generally subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date Minimum Distributions must begin under the Code.



 The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.

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

 Beneficiary Continuation Option
 Instead of receiving the death benefit in a single payment, or under an Annuity Option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code and described above under the sections entitled "Payment of Death Benefit to Beneficiary" and "Alternative Death Benefit Payment Options - Annuities Held by Tax-Favored Plans." This "Beneficiary Continuation Option" is described below and is only available for an IRA, Roth IRA, SEP IRA, or a non-qualified Annuity.

 Under the Beneficiary Continuation Option:
..   The Owner's Annuity contract will be continued in the Owner's name, for the benefit of the beneficiary.
..   The beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the average assets allocated to the Sub-accounts. For non-qualified and qualified Annuities, the charge is 1.00% per year.
..   The beneficiary will incur an annual maintenance fee equal to the lesser of
    $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.
..   The initial Account Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if they had taken a lump sum distribution.
..   The available Sub-accounts will be among those available to the Owner at the time of death; however certain Sub-Accounts may not be available.
..   The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.
..   No Fixed Allocations or fixed interest rate options will be offered.
..   No additional Purchase Payments can be applied to the Annuity.
..   The basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.
..   The beneficiary can request a withdrawal of all or a portion of the Account
    Value at any time without application of any applicable CDSC.
..   Upon the death of the beneficiary, any remaining Account Value will be paid in a lump sum to the person(s) named by the beneficiary, unless the beneficiary named a successor who may continue receiving payments.

 Currently all Investment Options corresponding to Portfolios of the Advanced Series Trust are available under the Beneficiary Continuation Option.

 Your Beneficiary will be provided with a prospectus and settlement option that will describe this option at the time he or she elects this option. We may pay compensation to the broker-dealer of record on the Annuity based on amounts held in Beneficiary Continuation Option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the Beneficiary Continuation Option.

 Spousal Beneficiary - Assumption of Annuity
 You may name your spouse as your Beneficiary. If you and your spouse own your Annuity jointly, we assume that the sole primary Beneficiary will be the surviving spouse unless you elect an alternative Beneficiary designation. Unless you elect an alternative Beneficiary designation, the spouse Beneficiary may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. Any Death Benefit (including any optional Death Benefits) that would have been payable to the Beneficiary will become the new Account Value as of the date we receive due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For purposes of determining any future Death Benefit for the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.

 ARE THERE ANY EXCEPTIONS TO THESE RULES FOR PAYING THE DEATH BENEFIT?
 Yes, there are exceptions that apply no matter how your Death Benefit is calculated. There are exceptions to the Death Benefit if the decedent was not the Owner or Annuitant as of the Issue Date (or within 60 days thereafter) and did not become the Owner or Annuitant due to the prior Owner's or Annuitant's death. Any Death Benefit (including any optional Death Benefit) that applies will be suspended for a two-year period from the date he or she first became Owner or Annuitant. After the two-year suspension period is completed, the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

 WHEN DO YOU DETERMINE THE DEATH BENEFIT?
 We determine the amount of the Death Benefit as of the date we receive "due proof of death", any instructions we require to determine the method of payment and any other written representations we require to determine the proper payment of the Death Benefit to all Beneficiaries. "Due proof of death" may include a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other satisfactory proof of death. Upon our receipt of "due proof of death" we automatically transfer the Death Benefit to the AST Money Market Sub-account until we further determine the universe of eligible Beneficiaries. Once the universe of eligible Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to an eligible annuity payment option.

 Each Beneficiary must make an election as to the method they wish to receive their portion of the Death Benefit. Absent an election of a Death Benefit payment method, no Death Benefit can be paid to the Beneficiary. We may require written acknowledgment of all named Beneficiaries before we can pay the Death Benefit. During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

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

                            VALUING YOUR INVESTMENT

 HOW IS MY ACCOUNT VALUE DETERMINED?
 During the accumulation period, your Annuity has an Account Value. The Account Value is determined separately for each Sub-account allocation and for each Fixed Rate Option. The Account Value is the sum of the values of each Sub-account allocation and the value of each Fixed Rate Option. The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender. With respect to the X Series, the Account Value includes any Purchase Credits we applied to your Purchase Payments which we are entitled to recover under certain circumstances.

 WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
 The Surrender Value of your Annuity is the value available to you on any day during the accumulation period. The Surrender Value is defined under "Glossary of Terms" above.

 HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
 When you allocate Account Value to a Sub-account, you are purchasing units of the Sub-account. Each Sub-account invests exclusively in shares of a Portfolio. The value of the Units fluctuates with the market fluctuations of the Portfolios. The value of the Units also reflects the daily accrual for the Insurance Charge, and if you elected one or more optional benefits whose annual charge is deducted daily, the additional charge made for such benefits. There may be several different Unit Prices for each Sub-account to reflect the Insurance Charge and the charges for any optional benefits. The Unit Price for the Units you purchase will be based on the total charges for the benefits that apply to your Annuity. See the section entitled "What Happens to My Units When There is a Change in Daily Asset-Based Charges?" for a detailed discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

 Each Valuation Day, we determine the price for a Unit of each Sub-account, called the "Unit Price." The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

 EXAMPLE
 Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79. To transfer $3,000, we sell 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.

 WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
 Allstate New York is generally open to process financial transactions on those days that the New York Stock Exchange (NYSE) is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m. EST). Financial transactions requested before the close of the NYSE which meet our requirements will be processed according to the value next determined following the close of business. Financial transactions requested on a non-Valuation Day or after the close of the NYSE will be processed based on the value next computed on the next Valuation Day. There may be circumstances when the opening or closing time of the NYSE is different than other major stock exchanges, such as NASDAQ or the American Stock Exchange. Under such circumstances, the closing time of the NYSE will be used when valuing and processing transactions.

 There may be circumstances where the NYSE is open, but, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.

 The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.

 Allstate New York will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
..   trading on the NYSE is restricted;
..   an emergency exists, as determined by the SEC, making redemption or valuation of securities held in the Separate Account impractical; or
..   the SEC, by order, permits the suspension or postponement for the protection of security holders.

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 Initial Purchase Payments: We are required to allocate your initial Purchase
 Payment to the Sub-accounts within two (2) Valuation Days after we receive all of our requirements at our office to issue an Annuity. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) Valuation Days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment (and any associated Purchase Credit with respect to the X Series) and issue an Annuity within two (2) Valuation Days. With respect to the amount of your initial Purchase Payment that is pending investment in our separate account, we may hold that amount temporarily in our general account until your Annuity is issued.

 Additional Purchase Payments: We will apply any additional Purchase Payments (and any associated Purchase Credit with respect to the X Series) on the Valuation Day that we receive the Purchase Payment at our office.


 Scheduled Transactions: Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under section 72(q) or 72(t) of the Code, and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on the next Valuation Day, unless (with respect to required minimum distributions, substantially equal periodic payments under section 72(q) or 72(t) of the Code, and annuity payments only), the next Valuation Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Valuation Day.


 Unscheduled Transactions: "Unscheduled" transactions include any other non-scheduled transfers and requests for Partial Withdrawals or Free Withdrawals or Surrenders. Unscheduled transactions are processed and valued as of the Valuation Day we receive the request at our Office and have all of the required information.

 Death Benefits: Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Office all supporting documentation we require for such transactions and that are satisfactory to us.

 Termination of Optional Benefits: Except for the Guaranteed Minimum Income Benefit and Highest Anniversary Value Death Benefit, which generally cannot be terminated by the owner once elected, if any optional benefit terminates, we will no longer deduct the charge we apply to purchase the optional benefit. Certain optional benefits may be added after you have purchased your Annuity. On the date a charge no longer applies or a charge for an optional benefit begins to be deducted, your Annuity will become subject to a different daily asset-based charge. This change may result in the number of Units attributed to your Annuity and the value of those Units being different than it was before the change; however, the adjustment in the number of Units and Unit Price will not affect your Account Value (although the change in charges that are deducted will affect your Account Value).


 Transactions in ProFunds VP Sub-accounts: Generally, purchase or redemption orders or transfer requests must be received by us by no later than the close of the NYSE to be processed on the current Valuation Day. However, any transfer request involving the ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable securities exchange (generally, 3:00 p.m. Eastern time) to be processed on the current Valuation Day. The "cut-off" time for such financial transactions involving a ProFunds VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically through our Internet website (www.accessallstate.com). You cannot request a transaction involving the transfer of units in one of the ProFunds VP Sub-accounts between the applicable "cut-off" time and 4:00 p.m.

 Transactions received after 4:00 p.m. will be treated as received by us on the next Valuation Day.


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                              TAX CONSIDERATIONS

 The tax considerations associated with an Annuity vary depending on whether the contract is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible IRA contributions.

 The discussion includes a description of certain spousal rights under the contract, and our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your annuity is issued, we may offer certain spousal benefits to civil union couples. You should be aware, however, that federal tax law does not recognize civil unions. Therefore, we cannot permit a civil union partner to continue the annuity upon the death of the first partner under the annuity's "spousal continuance" provision. Civil union couples should consider that limitation before selecting a spousal benefit under the annuity.

 NONQUALIFIED ANNUITY CONTRACTS
 In general, as used in this prospectus, a Nonqualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.

 TAXES PAYABLE BY YOU
 We believe the Annuity is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract. Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below. Charges for investment advisory fees that are taken from the contract are treated as a partial withdrawal from the contract and will be reported as such to the contract owner.

 It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty. If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

 You must commence annuity payments no later than the first day of the calendar month next following the maximum Annuity date for your Contract. Please refer to your Annuity Contract for the applicable maximum Annuity date. If you choose to defer the Annuity Date beyond the default date for your Annuity, the IRS may not consider your contract to be an annuity under the tax law.

 TAXES ON WITHDRAWALS AND SURRENDER
 If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. Once all gain has been withdrawn, payments will be treated as a nontaxable return of purchase payments until all purchase payments have been returned. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefit programs or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. If you transfer your contract for less than full consideration, such as by gift, you will also trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

 If you choose to receive payments under an interest payment option, or a beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your Annuity and will immediately subject any gain in the contract to income tax.

 TAXES ON ANNUITY PAYMENTS
 A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the


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 annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract. After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

 TAX PENALTY FOR EARLY WITHDRAWAL FROM A NONQUALIFIED ANNUITY CONTRACT
 You may owe a 10% tax penalty on the taxable part of distributions received from your Nonqualified Annuity contract before you attain age 59 1/2. Amounts are not subject to this tax penalty if:

   .   the amount is paid on or after you reach age 59 1/2 or die;
   .   the amount received is attributable to your becoming disabled;
   . generally the amount paid or received is in the form of substantially equal payments not less frequently than annually computed over the life/life expectancy of the taxpayer or the joint lives/joint life expectancy of the taxpayer and beneficiary. (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years and modification of payments during that time period will result in retroactive application of the 10% tax penalty); or
   . the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 SPECIAL RULES IN RELATION TO TAX-FREE EXCHANGES UNDER SECTION 1035
 Section 1035 of the Internal Revenue Code of 1986, as amended (Code), permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. In Revenue Procedure 2008-24, the IRS has indicated that where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 12 months of the date on which the partial exchange was completed, the transfer will retroactively be treated as a taxable distribution from the initial annuity contract and a contribution to the receiving annuity contract. Tax free exchange treatment will be retained if the subsequent surrender or distribution would be eligible for an exception to the 10% federal income tax penalty, other than the exceptions for substantially equal periodic payments or distributions under an immediate annuity. It is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

 If an Annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.

 TAXES PAYABLE BY BENEFICIARIES
 The Death Benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the Death Benefit, as determined under federal law, is also included in the owner's estate. Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing any option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit

   .   As a lump sum payment: the beneficiary is taxed on gain in the contract.
   . Within 5 years of death of owner: the beneficiary is taxed as amounts are withdrawn (in this case gain is treated as being distributed first).
   . Under an annuity or annuity settlement option with distribution beginning within one year of the date of death of the owner: the beneficiary is taxed on each payment (part will be treated as gain and part as return of purchase payments).

 Considerations for Contingent Annuitants: The designation of a Contingent Annuitant is generally not permitted on an Annuity held by an entity. Under the Code, if the annuitant is changed on a non-qualified Annuity held by an entity, that change is treated as the death of the Annuitant and triggers the requirement for distribution of death benefits.


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 REPORTING AND WITHHOLDING ON DISTRIBUTIONS
 Taxable amounts distributed from an Annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three (3) exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

 State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the discussion below regarding withholding rules for a Qualified Annuity.

 Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

 Entity Owners
 Where a contract is held by a non-natural person (e.g. a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.

 Where a contract is issued to a trust, and such trust is characterized as a grantor trust under the Internal Revenue Code, such contract shall not be considered to be held by a non-natural person and will generally be subject to the tax reporting and withholding requirements for a Nonqualified Annuity.

 ANNUITY QUALIFICATION
 Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the Sub-accounts of an Annuity must be diversified, according to certain rules under the Internal Revenue Code. Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the portfolios underlying the variable investment options of the Annuity meet these diversification requirements.

 An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the investment options offered pursuant to this Prospectus. We reserve the right to take any action, including modifications to your Annuity or the investment options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owners as is feasible under the circumstances.

 Required Distributions Upon Your Death for Nonqualified Annuity Contracts. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract. If you die on or after the Annuity Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the contract must be distributed within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of such designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner. For Nonqualified annuity contracts owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. This means that for a contract held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitants to die.


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 Changes In Your Annuity. We reserve the right to make any changes we deem necessary to assure that your Annuity qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

 QUALIFIED ANNUITY CONTRACTS
 In general, as used in this prospectus, a Qualified Annuity is an Annuity contract with applicable endorsements for a tax-favored plan or a Nonqualified Annuity contract held by a tax-favored retirement plan.

 The following is a general discussion of the tax considerations for Qualified Annuity contracts. This Annuity is not available for all types of the tax-favored retirement plans discussed below. It is currently available only for IRAs and Roth IRAs. This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your Financial Professional prior to purchase to confirm if this contract is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this contract.

 A Qualified annuity may typically be purchased for use in connection with:
   . Individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a) and 408(b) of the Code;
   .   Roth IRAs under Section 408A of the Code;
   . A corporate Pension or Profit-sharing plan (subject to Section 401(a) of the Code);
   . H.R. 10 plans (also known as Keogh Plans, subject to Section 401(a) of the Code);
   . Tax Sheltered Annuities (subject to Section 403(b) of the Code, also known as Tax Deferred Annuities or TDAs);
   .   Section 457 plans (subject to Section 457 of the Code).

 A Nonqualified annuity may also be purchased by a custodial IRA or Roth IRA account, which can hold other permissible assets. The terms and administration of the custodial account in accordance with the laws and regulations for IRAs or Roth IRAs, as applicable, are the responsibility of the applicable custodian.

 You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in annuity contracts. This means that when a tax favored plan invests in an annuity contract, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).

 TYPES OF TAX-FAVORED PLANS
 IRAs. If you buy an Annuity for use as an IRA, we will provide you a copy of the prospectus, contract and the "IRA Disclosure Statement" and "Roth IRA Disclosure Statement". The Disclosure Statements contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the Annuity by notifying us in writing, and we will refund all of the purchase payments under the Annuity (or, if provided by applicable state law, the amount credited under the Annuity, if greater), less any applicable federal and state income tax withholding.

 Contributions Limits/Rollovers. Subject to the minimum purchase payment requirements of an Annuity, you may purchase an Annuity for an IRA in connection with a "rollover" of amounts from a qualified retirement plan, as a transfer from another IRA, by making a single contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year and the current year during the period from January 1 to April 15, or as a current year contribution. In 2008 the contribution limit is $5,000. After 2008 the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The catch-up amount is not indexed for inflation.

 The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an Annuity, you can make regular IRA contributions under the Annuity (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan or TDA into another Section 401(a) plan or TDA. In some circumstances, non-spouse beneficiaries may directly roll over to an IRA amounts due from qualified plans, Section 403(b) plans, and governmental Section 457(b) plans.

 Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:
   . You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);
   .   Your rights as owner are non-forfeitable;
   .   You cannot sell, assign or pledge the contract;


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


   . The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);
   . The date on which required minimum distributions must begin cannot be later than April 1/st/ of the calendar year after the calendar year you turn age 70 1/2; and
   . Death and annuity payments must meet "required minimum distribution" rules described below.

 Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier regarding a Nonqualified Annuity. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:
..   A 10% early withdrawal penalty described below;
..   Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or
..   Failure to take a required minimum distribution, also described below.

 SEPs. SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:
..   If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of
    (a) $46,000 in 2008 ($45,000 in 2007) or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer's SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2008, this limit is $230,000 ($225,000 for 2007);
..   SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and
..   SEPs that contain a salary reduction or "SARSEP" provision prior to 1997 may permit salary deferrals up to $15,500 in 2008 with the employer making these contributions to the SEP. However, no new "salary reduction" or "SARSEPs" can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year will be permitted to contribute an additional $5,000 in 2008. These amounts are indexed for inflation. These Annuities are not available for SARSEPs. You will also be provided the same information, and have the same "free look" period, as you would have if you purchased the contract for a standard IRA.

 ROTH IRAs. The "Roth IRA Disclosure Statement" contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:
..   Contributions to a Roth IRA cannot be deducted from your gross income;
..   "Qualified distributions" from a Roth IRA are excludable from gross income.
    A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.
..   If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

 Subject to the minimum purchase payment requirements of an Annuity, if you meet certain income limitations you may purchase an Annuity for a Roth IRA in connection with a "rollover" of amounts of another traditional IRA, conduit IRA, SEP, SIMPLE-IRA or Roth IRA by making a single contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year and the current year during the period from January 1 to April 15 of the current year, or with a current contribution. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000) who are not married filing a separate return and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. Beginning January 2008, an individual receiving an eligible rollover distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can directly roll over contributions to a Roth IRA, subject to the same income limits. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Until 2010, participants with an adjusted gross income greater than $100,000 are not permitted to roll over funds from an employer plan, including a Roth 401(k) distribution, to a Roth IRA.

 REQUIRED MINIMUM DISTRIBUTIONS AND PAYMENT OPTIONS
 If you hold the contract under an IRA (or other tax-favored plan), required minimum distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year


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 thereafter. For a TDA or a 401(a) plan for which the participant is not a greater than 5% owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any required minimum distribution not made in a timely manner.

 Required minimum distributions are calculated based on the sum of the Account Value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the Account Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Annuity and an increased amount of taxable income distributed to the Annuity owner, and a reduction of death benefits and the benefits of any optional riders.

 You can use the Minimum Distribution option to satisfy the required minimum distribution rules for an Annuity without either beginning annuity payments or surrendering the Annuity. We will distribute to you the required minimum distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the contract as of December 31 of the prior year, but is determined without regard to other contracts you may own.

 Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. If you inherit more than one IRA from the same owner, similar rules apply.

 Required Distributions Upon Your Death for Qualified Annuity Contracts
 Upon your death under an IRA or Roth IRA, the designated beneficiary may generally elect to continue the contract and receive required minimum distributions under the contract instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated beneficiary and whether that beneficiary is your surviving spouse.
..   If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated beneficiary (as long as payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.
..   If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31st of the year including the five year anniversary of the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such contract is deemed to have no designated beneficiary. A designated beneficiary may elect to apply the rules for no designated beneficiary if these would provide a smaller payment requirement.
..   If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect.
    For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such contract is deemed to have no designated beneficiary. A designated beneficiary may elect to apply the rules for no designated beneficiary if these would provide a smaller payment requirement.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in a Qualified Annuity contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.

 TAX PENALTY FOR EARLY WITHDRAWALS FROM QUALIFIED ANNUITY CONTRACTS

 You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
   .   the amount is paid on or after you reach age 59 1/2 or die;
   .   the amount received is attributable to your becoming disabled; or


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


   . generally the amount paid or received is in the form of substantially equal payments not less frequently than annually computed over the life/life expectancy of the taxpayer or the joint lives/joint life expectancy of the taxpayer and beneficiary. (Please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will result in retroactive application of the 10% tax penalty.)

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 WITHHOLDING
 For all distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:
   . For any annuity payments you will have taxes withheld by us as if you are a married individual, with 3 exemptions; and
   .   For all other distributions, we will withhold at a 10% rate.

 We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes. There may be additional state income tax withholding requirements.

 ADDITIONAL INFORMATION
 For additional information about federal tax law requirements applicable to IRAs and Roth IRAs, see the IRA Disclosure Statement or Roth IRA Disclosure Statement, as applicable.

 GENERATION-SKIPPING TRANSFERS
 If you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.


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                              GENERAL INFORMATION

 HOW WILL I RECEIVE STATEMENTS AND REPORTS?
 We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at www.accessallstate.com or any other electronic means, including diskettes or CD ROMs. We send a confirmation statement to you each time a transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter, if there have been transactions during the quarter. We may confirm regularly scheduled transactions, such as the Annual Maintenance Fee, Systematic Withdrawals (including 72(q) and 72(t) payments and required minimum distributions), electronic funds transfer, Dollar Cost Averaging, and static rebalancing, in quarterly statements instead of confirming them immediately. You should review the information in these statements carefully. You may request additional reports. We reserve the right to charge up to $50 for each such additional report. We may also send an annual report and a semi-annual report containing applicable financial statements for the Separate Account and the Portfolios, as of December 31 and June 30, respectively, to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

 WHAT IS ALLSTATE NEW YORK?
 Allstate New York is the issuer of the Annuities. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

 Allstate New York is currently licensed to operate in New York. Our home office is located at 100 Motor Parkway, Hauppauge, NY 11788-5107.

 Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. With the exception of directors' qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

 Effective June 1, 2006, Allstate New York entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate New York sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate New York and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Separate Account and the Annuities after a transition period that may last up to two years. The benefits and provisions of the Annuities have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Annuity.


 In order to administer your annuity, certain functions are performed by companies that are not affiliated with us. These companies may be considered "service providers" as defined under the Investment Company Act of 1940. These service providers may change over time, and as of December 31, 2007, consisted of the following: ADP (proxy tabulation services) located at 100 Burma Road Jersey City, New Jersey 07305, Alliance-One Services Inc. (administration of variable life policies) located at 55 Hartland Street East Hartford CT 06108, BISYS Retirement Services (qualified plan administrator) located at 200 Dryden Road, Dresher, PA 19025, Blue Frog Solutions, Inc. (order entry systems provider) located at 555 SW 12/th/ Ave, Suite 202 Pompano Beach, FL 33069, EBIX Inc. (order-entry system) located at 5 Concourse Parkway Suite 3200 Atlanta, GA 30328, Diversified Information Technologies Inc. (records management) located at 123 Wyoming Ave Scranton, PA 18503, Fosdick Fulfillment Corp. (fulfillment of prospectuses and marketing materials) located at 26 Barnes Industrial Park Road North Wallingford, CT 06492, Insurance Technologies (annuity illustrations) located at Two South Cascade Avenue, Suite 200 Colorado Springs, CO 80903, Lason Systems Inc. (contract printing and mailing) located at 1305 Stephenson Highway, Troy, MI 48083, Morningstar Associates LLC (asset allocation recommendations) located at 225 West Wacker Drive, Chicago, IL 60606, Pershing LLC (order-entry systems provider) located at One Pershing Plaza Jersey City, NJ 07399, Personix (printing and fulfillment of confirmations and client statements) located at 13100 North Promenade Boulevard Stafford, TX 77477, RR Donnelley Receivables Inc. (printing annual reports and prospectuses) located at 111 South Wacker Drive Chicago, IL 60606-4301, Stanton Group (qualified plan administrator) located at Two Pine Tree Drive Suite 400 Arden Hills, MN 55112 Attention: Alerus Retirement Solutions, State Street (accumulation unit value calculations) located at State Street Financial Center One Lincoln Street Boston, Massachusetts 02111, The Harty Press, Inc. (printing and fulfillment of marketing materials) located at 25 James Street, New Haven, CT 06513, VG
 Reed & Sons Inc. (printing and fulfillment of annual reports) located at 1002 South 12th Street Louisville, KY 40210, William B. Meyer (printing and fulfillment of prospectuses and marketing materials) located at 255 Long Beach Boulevard Stratford, CT 06615.


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

 WHAT IS THE SEPARATE ACCOUNT?
 Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Separate Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Separate Account or Allstate New York.

 We own the assets of the Separate Account. The Separate Account is a segregated asset account under New York law. That means we account for the Separate Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Separate Account that are in excess of the reserves and other Annuity liabilities with respect to the Separate Account are subject to liabilities relating to our other operations. Our obligations arising under the Annuities are general corporate obligations of Allstate New York.

 The Separate Account consists of multiple Sub-accounts, each of which invests in a corresponding Portfolio. We may add new Sub-accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Separate Account, its Sub-accounts or the Portfolios. We may use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.

 WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?
 Each Portfolio is registered as an open-end management investment company under the Investment Company Act. Shares of the Portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.

 VOTING RIGHTS
 We are the legal owner of the shares of the underlying mutual funds in which the Sub-accounts invest. However, under SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If a Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. Thus, under "mirror voting", it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome. We will furnish those Owners who have Account Value allocated to a Sub-account whose Portfolio has requested a "proxy" vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

 Advanced Series Trust (the "Trust") has obtained an exemption from the Securities and Exchange Commission that permits its co-investment advisers, AST Investment Services, Incorporated ("ASISI") and Prudential Investments LLC, subject to approval by the Board of Trustees of the Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by ASISI, Prudential Investments LLC and the Trustees. The Trust is required, under the terms of the exemption, to provide certain information to shareholders following these types of changes. We may add new Sub-accounts that invest in a series of Portfolios other than the Trust that is managed by an affiliate. Such series of funds may have a similar order from the SEC. You also should review the prospectuses for the other Portfolios in which various Sub-accounts invest as to whether they have obtained similar orders from the SEC.

 MATERIAL CONFLICTS
 It is possible that differences may occur between companies that offer shares of a Portfolio to their respective separate accounts issuing variable annuities and/or variable life insurance products. Differences may also occur surrounding the offering of a Portfolio to variable life insurance policies and variable annuity contracts that we offer. Under certain circumstances, these differences could be considered "material conflicts," in which case we would take necessary action to protect persons with voting rights under our variable annuity contracts and variable life insurance policies against persons with voting rights under other insurance companies' variable insurance products. If a "material conflict" were to arise between owners of variable annuity contracts and variable life insurance policies issued by us we would take necessary action to treat such persons equitably in resolving the conflict. "Material conflicts" could arise due to differences in voting instructions between owners of variable life insurance and variable annuity contracts of the same or different companies. We monitor any potential conflicts that may exist.

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

 SERVICE FEES
 Allstate New York has entered into an agreement with the Advanced Series Trust, which provides the Portfolios available within this Annuity. Under the terms of the agreement, Allstate New York, or its designee, may provide administrative and/or support services to the Portfolios for which it receives a fee of up to 0.10% annually of the average assets allocated to the Portfolios. In addition, under the terms of the reinsurance agreement between Allstate New York and The Prudential Insurance Company of America (PICA) (see "What Is Allstate New York"), the fee is payable to PICA from Allstate New York. PICA and the Advanced Series Trust are affiliates.

 PICA or its affiliates have entered into agreements with the investment managers of the Advanced Series Trust where PICA or its affiliates may provide administrative and/or support services to the Advanced Series Trust for which a fee or reimbursement is payable.

 In addition, an investment adviser, sub-adviser or distributor of the Portfolios may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the Annuity. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms' registered representatives, and creating marketing material discussing the contract, available options, and Portfolios. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, sub-adviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser's, sub-adviser's or distributor's participation. These payments or reimbursements may not be offered by all advisers, sub-advisers, or distributors, and the amounts of such payments may vary between and among each adviser, sub-adviser, and distributor depending on their respective participation.

 WHO DISTRIBUTES ANNUITIES OFFERED BY ALLSTATE NEW YORK?

 Allstate Distributors, L.L.C. ("Allstate Distributors"), located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Annuities. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

 Allstate Distributors does not sell Annuities directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Annuities through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate New York in order to sell the Annuities. Annuities also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.


 We will pay commissions to broker-dealers and banks which sell the Annuities. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Account Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Account Value and the number of years the Annuity is held.

 From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Account Value annually. These payments are intended to contribute to the promotion and marketing of the Annuities, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to:

       (1)placement of the Annuities on a list of preferred or recommended products in the bank's or broker-dealer's distribution system;
       (2)sales promotions with regard to the Annuities;
       (3)participation in sales conferences; and
       (4)helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives.


 In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Annuities. To contribute to the promotion and marketing of the Annuities, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

 The general types of payments that we make are:
   . Percentage Payments based upon Account Value. This type of payment is a percentage payment that is based upon the total Account Value of all Annuities that were sold through the firm.


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


   . Based upon Percentage Payments Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Annuities sold through the firm.
   . Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Annuities sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

 To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.

 We are aware that the following firms received payment of more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. The compensation includes payments in connection with variable annuity contracts issued by Allstate Life Insurance Company and Allstate Life Insurance Company of New York. Some payments may support the sale of all Allstate products offered through the firm which could include fixed annuities as well as life insurance products.

 We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms. While all firms appearing below received payments under one or more of the general types listed above, payments are determined on a firm by firm basis. In fact, a listed firm may not request or accept certain types of payments listed above. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.

 NAME OF FIRM:
 A.G. Edwards and Sons, Inc.
 American General Securities, Inc.
 Associated Investment Services, Inc.
 Bank Insurance & Securities
 Bancnorth Investment Group, Inc.
 Citicorp Investment Services
 Comerica Securities
 Compass Brokerage, Inc.
 CUNA Brokerage Services. Inc.
 Cuso Financial Services, Inc.
 FSC Securities Corporation
 First Merit Securities, Inc.
 HSBC Brokerage, Inc.
 Independent Financial Marketing Group, Inc.
 LPL Financial Services
 Merrill Lynch
 National City Investments, Inc.
 National Planning Corporation
 PNC Investments LLC
 Primevest Financial Services, Inc.
 Putnam
 Royal Alliance Associates, Inc.
 SII Investments, Inc.
 Sentra Securities
 Spelman & Co.
 Stifel, Nicolaus & Company, Inc.
 SunAmerica Securities, Inc.
 Suntrust Securities, Inc.
 UBS Financial Services, Inc.
 Union Bank of California (UBOC)
 US Bank
 UVEST Financial Services Group, Inc.
 Webster Investment Services, Inc.
 Wescom Financial

 Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the Annuity.

 Allstate New York does not pay Allstate Distributors a commission for distribution of the Annuities. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Annuity sales. This compensation is based on a percentage of premium payments and/or a percentage of Account Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Annuities, including any liability to Annuity owners arising out of services rendered or Annuities issued.

 Further information about the firms that are part of these compensation arrangements appears in the Statement of Additional Information, which is available without charge upon request.

 ADMINISTRATION
 We have primary responsibility for all administration of the Annuities and the Separate Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") on June 1, 2006 whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Separate Account and the Annuities on our behalf.

 We provide the following administrative services, among others:
..   issuance of the Annuities;
..   maintenance of Annuity owner records;
..   Annuity owner services;
..   calculation of unit values;
..   maintenance of the Separate Account; and
..   preparation of Annuity owner reports.

 We will send you Annuity statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error. We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

 FINANCIAL STATEMENTS

 The financial statements of the Sub-accounts comprising the Separate Account and Allstate New York are included in the Statement of Additional Information.


 HOW TO CONTACT US
 You can contact us by:
..   calling our Customer Service Team at 1-877-234-8688 during our normal business hours, 8:30 a.m. EST to 8:00 p.m. EST, Monday through Friday,
..   writing to us via regular mail at Annuity Service Center, P.O. Box 70178,
    Philadelphia, PA 19176. NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
..   accessing information about your Annuity through our Internet Website at
    www.accessallstate.com.

 You can obtain account information by calling our automated response system and at www.accessallstate.com, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. Please note that unless you tell us otherwise, we deem that all transactions that are directed by your Financial Professional with respect to your Annuity have been authorized by you. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN by calling our automated response system and at www.accessallstate.com, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

 Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

 Allstate New York does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Regular and/or express mail will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed. Allstate New York reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

 LEGAL MATTERS
 All matters of Illinois law pertaining to the Annuities, including the validity of the Annuities and Allstate New York's right to issue such Annuities under New York law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.

 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
 The following are the contents of the Statement of Additional Information:
..   Additions, Deletions or Substitutions of Investments

..   The Annuities

..   Company

..   Principal Underwriter

..   Allocation of Initial Purchase Payment
..   Determination of Accumulation Unit Values

..   General Matters

..   Experts
..   Financial Statements
..   Separate Account Financial Information
..   Company Financial Information

                     APPENDIX A - ACCUMULATION UNIT VALUES

 As we have indicated throughout this prospectus, each Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge, by calling 1-877-234-8688 or by writing to us at the Annuity Service Center, P.O. Box 70178, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits, we limit the investment options to which you may allocate your Account Value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of Account Value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.


 There is no information shown for the accumulation unit values of the Sub-accounts because, as of December 31, 2007, no Units had been issued.

       APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

 Allstate Life Insurance Company of New York offers several deferred variable annuity products. Each Annuity has different features and benefits that may be appropriate for you based on your individual financial situation and how you intend to use the annuity. Not all of these annuities may be available to you, depending on your state of residence and/or the broker-dealer through which your Annuity was sold. You can verify which of these Annuities is available to you by speaking to your Financial Professional or calling 1-877-234-8688.

 The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay to stay in the contract. Additionally, differences may exist on various optional benefits such as guaranteed living benefits or Death Benefit protection.

 Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:
..   Your age;
..   The amount of your investment and any planned future deposits into the annuity;
..   How long you intend to hold the annuity (also referred to as investment time horizon);
..   Your desire to make withdrawals from the annuity;
..   Your investment return objectives;
..   The effect of optional benefits that may be elected, and
..   Your desire to minimize costs and/or maximize return associated with the annuity.


 You can compare the costs of the B Series, L Series, and X Series by examining the section in this prospectus entitled "Summary of Contract Fees and Charges." For example, the X Series has the highest contingent deferred sales charge ("CDSC") and the highest Insurance Charge of the three series, however the X Series offers Purchase Credits and Longevity Credits that the other two series do not. The B Series has the lowest Insurance Charge of the three series, but it does not offer Purchase Credits or Longevity Credits that the X Series offers. The B Series has a lower Insurance Charge than the L Series, however the B Series has a longer CDSC period than the L Series. The L Series has the shortest CDSC period, however the Insurance Charge for the L Series is nearly as high as the X Series, and the L Series does not offer Purchase Credits or Longevity Credits. The L Series offers ProFund VP Sub-accounts and flexibility with the election and termination of certain optional death benefits that the other two series do not offer. As you can see, there are trade-offs associated with the costs and benefits provided by each of the series. In choosing which series to purchase, you should consider which benefits are most important to you, and whether the associated costs offer the greatest value to you.


 The following chart outlines some of the different features for the X Series, L Series, and B Series. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore you should carefully consider which features you plan to use when selecting your annuity. You should also consider the investment objectives, risks, charges and expenses of an investment carefully before investing.


 In addition, the hypothetical illustrations below reflect the Account Value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted.

 Allstate RetirementAccess Variable Annuity Series Comparison Below is a summary of the Allstate RetirementAccess Variable Annuity X Series, L Series, and B Series. Your registered Financial Professional can provide you with the prospectuses for the Portfolios and can help you decide upon the Annuity that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing.

                                                X Series                                  L Series
----------------------------------------------------------------------------------------------------------------
Minimum Investment                        $10,000                             $10,000
----------------------------------------------------------------------------------------------------------------
Maximum Issue Age                         75                                  85
----------------------------------------------------------------------------------------------------------------
Contingent Deferred Sales Charge          9 Years (based on date of each      4 Years (based on date of each
                                          purchase payment) (9%, 8.5%,        purchase payment) (7%, 6%, 5%,
                                          8%, 7%, 6%, 5%, 4%, 3%, 2%)         4%)
----------------------------------------------------------------------------------------------------------------
Insurance Charge                          1.55%                               1.50%
----------------------------------------------------------------------------------------------------------------
Annual Maintenance Fee                    Lesser of $30 or 2% of Account      Lesser of $30 or 2% of Account
                                          Value                               Value
----------------------------------------------------------------------------------------------------------------
Purchase Credit                           For purchase payments made up to    No
                                          and including age 80, 6%,
                                          regardless of the purchase
                                          payment amount. For purchase
                                          payments made between ages 81-
                                          85, 3%, regardless of the purchase
                                          payment amount. Recaptured on
                                          (i) free- look, or (ii) death
                                          occurring within 12 months after
                                          the date the credit is applied.
----------------------------------------------------------------------------------------------------------------
Longevity Credit                          0.40% of the sum of all purchase    No
                                          payments that have been in the
                                          Annuity for more than 9 years less
                                          the cumulative amount of
                                          withdrawals made (including
                                          CDSC) through the end of the
                                          period applied annually beginning
                                          on the 10/th/ Annuity Anniversary.
----------------------------------------------------------------------------------------------------------------
Fixed Rate Option                         Currently offering duration of 1    Currently offering duration of 1
                                          year only.                          year only.
----------------------------------------------------------------------------------------------------------------
Variable Investment Options               Advanced Series Trust               Advanced Series Trust
                                                                              ProFund VP
----------------------------------------------------------------------------------------------------------------
Basic Death Benefit                       The greater of: purchase payments   The greater of: purchase payments
                                          minus proportional withdrawals;     minus proportional withdrawals;
                                          and unadjusted Account Value,       and unadjusted Account Value
                                          less an amount equal to all credits
                                          applied within 12 months prior to
                                          the date of death
----------------------------------------------------------------------------------------------------------------
Optional Death Benefit (for an            Highest Anniversary Value (HAV)     HAV
 additional cost)
----------------------------------------------------------------------------------------------------------------
Living Benefits (for an additional        Guaranteed Minimum Income           Guaranteed Minimum Income
 cost)                                    Benefit (GMIB)                      Benefit (GMIB)
----------------------------------------------------------------------------------------------------------------
                                          TrueIncome                          TrueIncome
                                          TrueIncome - Spousal                TrueIncome - Spousal
                                          TrueIncome - Highest Daily          TrueIncome - Highest Daily
----------------------------------------------------------------------------------------------------------------


                                               B Series
--------------------------------------------------------------------
Minimum Investment                 $1,000
--------------------------------------------------------------------
Maximum Issue Age                  85
--------------------------------------------------------------------
Contingent Deferred Sales Charge   7 Years (based on date of each
                                   purchase payment) (7%, 6%, 5%,
                                   4%, 3%, 2%, 1%)
--------------------------------------------------------------------
Insurance Charge                   1.15%
--------------------------------------------------------------------
Annual Maintenance Fee             Lesser of $30 or 2% of Account
                                   Value
--------------------------------------------------------------------
Purchase Credit                    No









--------------------------------------------------------------------
Longevity Credit                   No







--------------------------------------------------------------------
Fixed Rate Option                  Currently offering duration of 1
                                   year only.
--------------------------------------------------------------------
Variable Investment Options        Advanced Series Trust

--------------------------------------------------------------------
Basic Death Benefit                The greater of: purchase payments
                                   minus proportional withdrawals;
                                   and unadjusted Account Value



--------------------------------------------------------------------
Optional Death Benefit (for an     HAV
 additional cost)
--------------------------------------------------------------------
Living Benefits (for an additional Guaranteed Minimum Income
 cost)                             Benefit (GMIB)
--------------------------------------------------------------------
                                   TrueIncome
                                   TrueIncome - Spousal
                                   TrueIncome - Highest Daily
--------------------------------------------------------------------

 HYPOTHETICAL ILLUSTRATION
 The following examples outline the value of each Annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the Annuity years specified. The values shown below are based on the following assumptions:


 An initial investment of $100,000 is made into each Annuity earning a gross rate of return of 0%, 6% and 10% respectively.


..   No subsequent deposits or withdrawals are made from the Annuity.
..   The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the Portfolios and the charges that are deducted from the Annuity at the Separate Account level as follows:

..   1.09% (for B Series and X Series) and 1.23% (for L Series) based on the fees and expenses of the Portfolios as of December 31, 2007. The arithmetic average of all fund expenses is computed by adding portfolio management fees, 12b-1 fees and other expenses of all of the portfolios and then dividing by the number of Portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table.

..   The Separate Account level charges refer to the Insurance Charge.
..   The Annuity Value and Surrender Value are further reduced by the annual maintenance fee. For the X Series, the Annuity Value and Surrender Value also reflect the addition of any applicable Purchase Credits and Longevity Credits.


 The Account Value assumes no surrender, while the Surrender Value assumes a 100% surrender two days prior to the anniversary of the Issue Date of the Annuity ("Annuity Anniversary"), therefore reflecting the withdrawal charge applicable to that Annuity year. Note that a withdrawal on the Annuity Anniversary, or the day before the Annuity Anniversary, would be subject to the withdrawal charge applicable to the next Annuity year, which usually is lower. The surrender charge is calculated based on the date that the Purchase Payment was made and for purposes of these illustrations, we assume that a single purchase payment of $100,000 was made on the Issue Date. The values that you actually experience under an Annuity will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each Annuity reflected below will remain the same. (We will provide you with a personalized illustration upon request).

 B Share



    --------------------------------------------------------------------------------------------
       0% Gross Rate of Return        6% Gross Rate of Return        10% Gross Rate of Return
    --------------------------------------------------------------------------------------------
    Net Rate of Return =  -2.20%   Net Rate of Return =   3.66%   Net Rate of Return =   7.58%
    --------------------------------------------------------------------------------------------
          Annuity        Surrender       Annuity        Surrender       Annuity        Surrender
Yr         Value           Value          Value           Value          Value           Value
------------------------------------------------------------------------------------------------
 1         97,803         90,803         103,655          96,655        107,555         100,555
------------------------------------------------------------------------------------------------
 2         95,614         89,614         107,453         101,453        115,704         109,704
------------------------------------------------------------------------------------------------
 3         93,474         88,474         111,391         106,391        124,471         119,471
------------------------------------------------------------------------------------------------
 4         91,380         87,380         115,474         111,474        133,902         129,902
------------------------------------------------------------------------------------------------
 5         89,333         86,333         119,706         116,706        144,047         141,047
------------------------------------------------------------------------------------------------
 6         87,331         85,331         124,093         122,093        154,961         152,961
------------------------------------------------------------------------------------------------
 7         85,373         84,373         128,640         127,640        166,702         165,702
------------------------------------------------------------------------------------------------
 8         83,458         83,458         133,355         133,355        179,333         179,333
------------------------------------------------------------------------------------------------
 9         81,585         81,585         138,242         138,242        192,920         192,920
------------------------------------------------------------------------------------------------
10         79,753         79,753         143,309         143,309        207,537         207,537
------------------------------------------------------------------------------------------------
11         77,962         77,962         148,561         148,561        223,262         223,262
------------------------------------------------------------------------------------------------
12         76,210         76,210         154,005         154,005        240,178         240,178
------------------------------------------------------------------------------------------------
13         74,497         74,497         159,649         159,649        258,375         258,375
------------------------------------------------------------------------------------------------
14         72,822         72,822         165,500         165,500        277,952         277,952
------------------------------------------------------------------------------------------------
15         71,183         71,183         171,565         171,565        299,011         299,011
------------------------------------------------------------------------------------------------
16         69,581         69,581         177,853         177,853        321,667         321,667
------------------------------------------------------------------------------------------------
17         68,014         68,014         184,371         184,371        346,038         346,038
------------------------------------------------------------------------------------------------
18         66,481         66,481         191,128         191,128        372,257         372,257
------------------------------------------------------------------------------------------------
19         64,982         64,982         198,132         198,132        400,462         400,462
------------------------------------------------------------------------------------------------
20         63,517         63,517         205,394         205,394        430,803         430,803
------------------------------------------------------------------------------------------------
21         62,083         62,083         212,921         212,921        463,444         463,444
------------------------------------------------------------------------------------------------
22         60,681         60,681         220,724         220,724        498,558         498,558
------------------------------------------------------------------------------------------------
23         59,310         59,310         228,813         228,813        536,333         536,333
------------------------------------------------------------------------------------------------
24         57,969         57,969         237,199         237,199        576,969         576,969
------------------------------------------------------------------------------------------------
25         56,658         56,658         245,892         245,892        620,684         620,684
------------------------------------------------------------------------------------------------


 Assumptions:

 a. $100,000 initial investment


 b. Fund Expenses = 1.09%


 c. No optional death benefits or living benefits elected

 d. Surrender value assumes surrender 2 days prior to contract anniversary

 L Share



    --------------------------------------------------------------------------------------------
       0% Gross Rate of Return        6% Gross Rate of Return        10% Gross Rate of Return
    --------------------------------------------------------------------------------------------
    Net Rate of Return =  -2.71%   Net Rate of Return =   3.13%   Net Rate of Return =   7.02%
    --------------------------------------------------------------------------------------------
          Annuity        Surrender       Annuity        Surrender       Annuity        Surrender
Yr         Value           Value          Value           Value          Value           Value
------------------------------------------------------------------------------------------------
 1         97,332         90,332         103,156          96,156        107,037         100,037
------------------------------------------------------------------------------------------------
 2         94,694         87,694         106,420          99,420        114,592         107,592
------------------------------------------------------------------------------------------------
 3         92,127         86,127         109,788         103,788        122,679         116,679
------------------------------------------------------------------------------------------------
 4         89,629         84,629         113,262         108,262        131,337         126,337
------------------------------------------------------------------------------------------------
 5         87,197         87,197         116,846         116,846        140,606         140,606
------------------------------------------------------------------------------------------------
 6         84,831         84,831         120,544         120,544        150,529         150,529
------------------------------------------------------------------------------------------------
 7         82,527         82,527         124,358         124,358        161,153         161,153
------------------------------------------------------------------------------------------------
 8         80,286         80,286         128,293         128,293        172,526         172,526
------------------------------------------------------------------------------------------------
 9         78,104         78,104         132,353         132,353        184,702         184,702
------------------------------------------------------------------------------------------------
10         75,980         75,980         136,541         136,541        197,737         197,737
------------------------------------------------------------------------------------------------
11         73,914         73,914         140,862         140,862        211,692         211,692
------------------------------------------------------------------------------------------------
12         71,903         71,903         145,320         145,320        226,633         226,633
------------------------------------------------------------------------------------------------
13         69,945         69,945         149,918         149,918        242,627         242,627
------------------------------------------------------------------------------------------------
14         68,040         68,040         154,662         154,662        259,750         259,750
------------------------------------------------------------------------------------------------
15         66,186         66,186         159,557         159,557        278,082         278,082
------------------------------------------------------------------------------------------------
16         64,381         64,381         164,606         164,606        297,708         297,708
------------------------------------------------------------------------------------------------
17         62,625         62,625         169,815         169,815        318,718         318,718
------------------------------------------------------------------------------------------------
18         60,916         60,916         175,188         175,188        341,212         341,212
------------------------------------------------------------------------------------------------
19         59,252         59,252         180,732         180,732        365,293         365,293
------------------------------------------------------------------------------------------------
20         57,633         57,633         186,451         186,451        391,073         391,073
------------------------------------------------------------------------------------------------
21         56,057         56,057         192,352         192,352        418,673         418,673
------------------------------------------------------------------------------------------------
22         54,524         54,524         198,439         198,439        448,221         448,221
------------------------------------------------------------------------------------------------
23         53,031         53,031         204,718         204,718        479,854         479,854
------------------------------------------------------------------------------------------------
24         51,578         51,578         211,196         211,196        513,719         513,719
------------------------------------------------------------------------------------------------
25         50,165         50,165         217,880         217,880        549,975         549,975
------------------------------------------------------------------------------------------------


 Assumptions:

 a. $100,000 initial investment


 b. Fund Expenses = 1.23%


 c. No optional death benefits or living benefits elected

 d. Surrender value assumes surrender 2 days prior to contract anniversary

 X Share



    --------------------------------------------------------------------------------------------
       0% Gross Rate of Return        6% Gross Rate of Return        10% Gross Rate of Return
    --------------------------------------------------------------------------------------------
    Net Rate of Return =  -2.59%   Net Rate of Return =   3.26%   Net Rate of Return =   7.15%
    --------------------------------------------------------------------------------------------
          Annuity        Surrender       Annuity        Surrender       Annuity        Surrender
Yr         Value           Value          Value           Value          Value           Value
------------------------------------------------------------------------------------------------
 1        103,264         94,264         109,442         100,442        113,561         104,561
------------------------------------------------------------------------------------------------
 2        100,591         92,091         113,006         104,506        121,684         113,184
------------------------------------------------------------------------------------------------
 3         97,988         89,988         116,686         108,686        130,388         122,388
------------------------------------------------------------------------------------------------
 4         95,417         88,417         120,486         113,486        139,714         132,714
------------------------------------------------------------------------------------------------
 5         92,914         86,914         124,410         118,410        149,708         143,708
------------------------------------------------------------------------------------------------
 6         90,475         85,475         128,461         123,461        160,416         155,416
------------------------------------------------------------------------------------------------
 7         88,099         84,099         132,644         128,644        171,891         167,891
------------------------------------------------------------------------------------------------
 8         85,785         82,785         136,964         133,964        184,186         181,186
------------------------------------------------------------------------------------------------
 9         83,530         81,530         141,424         139,424        197,361         195,361
------------------------------------------------------------------------------------------------
10         81,724         81,724         146,443         146,443        211,906         211,906
------------------------------------------------------------------------------------------------
11         79,964         79,964         151,624         151,624        227,493         227,493
------------------------------------------------------------------------------------------------
12         78,250         78,250         156,975         156,975        244,194         244,194
------------------------------------------------------------------------------------------------
13         76,581         76,581         162,500         162,500        262,089         262,089
------------------------------------------------------------------------------------------------
14         74,954         74,954         168,205         168,205        281,265         281,265
------------------------------------------------------------------------------------------------
15         73,370         73,370         174,095         174,095        301,812         301,812
------------------------------------------------------------------------------------------------
16         71,826         71,826         180,178         180,178        323,829         323,829
------------------------------------------------------------------------------------------------
17         70,323         70,323         186,458         186,458        347,421         347,421
------------------------------------------------------------------------------------------------
18         68,858         68,858         192,943         192,943        372,700         372,700
------------------------------------------------------------------------------------------------
19         67,432         67,432         199,639         199,639        399,788         399,788
------------------------------------------------------------------------------------------------
20         66,042         66,042         206,553         206,553        428,813         428,813
------------------------------------------------------------------------------------------------
21         64,688         64,688         213,693         213,693        459,914         459,914
------------------------------------------------------------------------------------------------
22         63,369         63,369         221,065         221,065        493,240         493,240
------------------------------------------------------------------------------------------------
23         62,085         62,085         228,676         228,676        528,950         528,950
------------------------------------------------------------------------------------------------
24         60,834         60,834         236,536         236,536        567,214         567,214
------------------------------------------------------------------------------------------------
25         59,615         59,615         244,652         244,652        608,215         608,215
------------------------------------------------------------------------------------------------



 Assumptions:

 a. $100,000 initial investment

 b. Fund Expenses = 1.09%

 c. No optional death benefits or living benefits elected

 d. Surrender value is accounted for 2 days prior to contract anniversary

                                  APPENDIX C

 ASSET TRANSFER FORMULA UNDER TRUEINCOME - HIGHEST DAILY
 We set out below the current formula under which we may transfer amounts between the variable investment options and the Benefit Fixed Rate Account. Upon your election of TrueIncome - Highest Daily, we will not alter the asset transfer formula that applies to your contract. However, we reserve the right to modify this formula with respect to those who elect TrueIncome - Highest Daily in the future.

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
   . C\\u\\ - the upper target is established on the effective date of TrueIncome -- Highest Daily (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current business day.

   .   r - the target ratio.

   . a - the factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factors that we use currently are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3%. Each number in the table "a" factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.

   . Q - age based factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee The factor is currently set equal to 1.

   .   V - the total value of all Permitted Sub-accounts in the annuity.

   .   F - the total value of all Benefit Fixed Rate Account allocations.

   . I - the income value prior to the first withdrawal. The income value is equal to what the Highest Daily Annual Income Amount would be if the first withdrawal were taken on the date of calculation. After the first withdrawal the income value equals the greater of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the Account Value times the annual income percentage.

   .   T - the amount of a transfer into or out of the Benefit Fixed Rate
       Account.

   . I% - annual income amount percentage. This factor is established on the Effective Date and is not changed for the life of the guarantee. Currently, this percentage is equal to 5%.

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                                 L = I * Q * a

 Transfer Calculation:
 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:



                       Target Ratio r   =   (L - F) / V.



   . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.

   . If r (less than) C\\l\\, and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines the transfer amount:



 T   =   {Min(V, [L - F - V * Ct] / (1-Ct))}           T(greater than)0, Money moving from the Permitted
                                                       Sub-accounts to the Benefit Fixed Rate Account
 T   =   {Min(F, [L - F - V * C\\t\\] / (1-C\\t\\))}   T(less than)0, Money moving from the Benefit Fixed Rate
                                                       Account to the Permitted Sub-accounts]



 Example:
 Male age 65 contributes $100,000 into the Permitted Sub accounts and the value drops to $92,300 during year one, end of day one. A table of values for "a" appears below.

 Target Value Calculation:



                          L   =   I * Q * a
                              =   5000.67 * 1 * 15.34
                              =   76,710.28



 Target Ratio:



                      r   =   (L - F) / V
                          =   (76,710.28 - 0) / 92,300.00
                          =   83.11%



 Since r (greater than) Cu ( because 83.11% (greater than) 83%) a transfer into the Benefit Fixed rate Account occurs.



 T   =   { Min ( V, [ L - F - V * Ct] / ( 1 - Ct))}
     =   { Min ( 92,300.00, [ 76,710.28 - 0 - 92,300.00 * 0.80] / ( 1 - 0.80))}
     =   { Min ( 92,300.00, 14,351.40 )}
     =   14,351.40

                 Age 65 "a" Factors for Liability Calculations
              (in Years and Months since Benefit Effective Date)*



       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17



 *  The values set forth in this table are applied to all ages.

 RA17NY-1                                                   SKU # RA17NY-1 5/08

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2008

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                   ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY

 Allstate RetirementAccess variable annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Allstate Life Insurance Company of New York ("Allstate New York"), a stock life insurance company that is a wholly-owned subsidiary of Allstate Life Insurance Company and is funded through the Allstate Life of New York Separate Account A (the "Separate Account"). Each Annuity is purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.

 This Statement of Additional Information is not a prospectus and should be read in conjunction with the B Series, L Series, and X Series prospectus dated May 1, 2008, as supplemented. To obtain a copy of the prospectus, without charge, you can write to the Annuity Service Center, P.O. Box 70178, Philadelphia, Pennsylvania 19176, or contact us by telephone at (877) 234-8688.

 This Statement of Additional Information uses the same defined terms as the prospectus for the Annuities, except as specifically noted.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
Additions, Deletions or Substitutions of Investments                        1
The Annuities                                                               2
Company                                                                     2
Principal Underwriter                                                       2
Allocation of Initial Purchase Payment                                      2
Determination of Accumulation Unit Values                                   2
General Matters                                                             3
Experts                                                                     3
Financial Statements                                                        3
Separate Account Financial Information                                      X
Company Financial Information                                               X

              ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

 We may add, delete, or substitute the Portfolio shares held by any Sub-account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Separate Account.

 We will not substitute shares attributable to an Owner's interest in a Sub-account until we have notified the Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Separate Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Owners.

 We also may establish additional Sub-accounts or series of Sub-accounts. Each additional Sub-account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Sub-accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Sub-accounts in conjunction with the Annuity to existing Owners. We may eliminate one or more Sub-accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

 We may, by appropriate endorsement, change the Annuity as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Annuities would be served, we may operate the Separate Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

                                 THE ANNUITIES

 The Annuities are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

                                    COMPANY

 Allstate Life Insurance Company of New York ("Allstate New York") is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

 Allstate New York is currently licensed to operate in New York. Our home office is located at 100 Motor Parkway, Hauppauge, NY 11788-5107.

 Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. With the exception of directors' qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

 On June 1, 2006, Allstate New York entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate New York sold, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Allstate New York and PICA also entered into an administrative services agreement pursuant to which PICA or an affiliate will administer the Separate Account and the Annuities after a transition period that may last up to two years. The benefits and provisions of the Annuities will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Annuity.

                             PRINCIPAL UNDERWRITER

 We offer the Annuities to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate New York, serves as the principal underwriter for the Separate Account and distributes the Annuities. The offering of the Annuities is continuous. We do not anticipate discontinuing the offering of the Annuities, but we reserve the right to do so at any time. Commission income of Allstate Distributors is as follows:

                Allstate Distributors, L.L.C. Commission Income


                                                     Commission
                         Fiscal Year Ended             Income
                 ----------------------------------  ----------
                 2007                                    $0
                 2006                                     0
                 2005                                     0


                     ALLOCATION OF INITIAL PURCHASE PAYMENT

 As discussed in the prospectus, we generally will credit the initial purchase payment to your Annuity within two business days from the day on which we receive your payment at the Annuity Service Center. However, we may employ a different procedure than this if your Annuity purchase is in the form of several amounts originating from different sources. Specifically, if the first of such sums that we receive amounts to less than the minimum initial purchase payment, but you have indicated that other sums are forthcoming that, when aggregated, will equal or exceed the minimum, then with your consent we will hold such amount in our general account, without interest, for up to 90 days pending receipt of such additional sums and other required documentation. When we receive the minimum initial purchase payment and any other "good order" information that we need, we will thereafter allocate your purchase payment in the manner that you have specified.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

 The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of American Skandia Trust (the "Trust") or other fund held by that Sub-account by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid. As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature.

                                GENERAL MATTERS

 Safekeeping of the Separate Account's Assets

 We hold title to the assets of the Separate Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Sub-accounts.

 The Portfolios do not issue stock certificates. Therefore, we hold the Separate Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

 Premium Taxes

 Applicable premium tax rates depend on the Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

 Tax Reserves

 We do not establish capital gains tax reserves for any Sub-account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Separate Account will not be taxable.

                                    EXPERTS


 The financial statements included in this Statement of Additional Information and the related financial statement schedules have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


 FINANCIAL STATEMENTS

 The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

   . Consolidated financial statements of Allstate New York as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 and related consolidated financial statement schedules, and

   . The financial statements of the Sub-accounts which comprise Allstate Life of New York Separate Account A, as of December 31, 2007 and for each of the periods in the two-year period then ended.


 The consolidated financial statements and schedules of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Annuities.

Allstate Life of New York
Separate Account A

Financial Statements as of December 31, 2007 and for the periods ended December 31, 2007 and 2006, and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Life of New York Separate Account A (the "Account") as of December 31, 2007, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two year period then ended for each of the sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts which comprise the Allstate Life of New York Separate Account A as of December 31, 2007, the results of their operations for the period then ended, the changes in their net assets for each of the periods in the two year period then ended for each of the sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 25, 2008

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                    AIM Variable AIM Variable AIM Variable AIM Variable AIM Variable AIM Variable
                                     Insurance    Insurance    Insurance    Insurance    Insurance    Insurance
                                       Funds        Funds        Funds        Funds        Funds        Funds
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                    ------------ ------------ ------------ ------------ ------------ ------------
                                     AIM V. I.    AIM V. I.    AIM V. I.    AIM V. I.    AIM V. I.    AIM V. I.
                                       Basic        Basic       Capital      Capital        Core     Diversified
                                      Balanced      Value     Appreciation Development     Equity       Income
                                    ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments at fair value..........  $6,760,470   $4,023,787  $14,354,656   $1,047,333  $18,400,230   $2,689,330
                                     ----------   ----------  -----------   ----------  -----------   ----------
   Total assets....................  $6,760,470   $4,023,787  $14,354,656   $1,047,333  $18,400,230   $2,689,330
                                     ==========   ==========  ===========   ==========  ===========   ==========
NET ASSETS
Accumulation units.................  $6,754,240   $4,023,787  $14,345,219   $1,044,212  $18,372,879   $2,680,114
Contracts in payout (annuitization)
  period...........................       6,230           --        9,437        3,121       27,351        9,216
   Total net assets................  $6,760,470   $4,023,787  $14,354,656   $1,047,333  $18,400,230   $2,689,330
                                     ==========   ==========  ===========   ==========  ===========   ==========
FUND SHARE INFORMATION
Number of shares...................     572,436      316,087      488,752       55,561      632,093      344,786
                                     ==========   ==========  ===========   ==========  ===========   ==========
Cost of investments................  $6,267,696   $3,435,849  $12,458,360   $  855,066  $15,490,550   $3,098,751
                                     ==========   ==========  ===========   ==========  ===========   ==========
ACCUMULATION UNIT FAIR
  VALUE
   Lowest..........................  $     9.71   $    13.14  $      7.26   $    16.56  $      8.79   $    11.46
                                     ==========   ==========  ===========   ==========  ===========   ==========
   Highest.........................  $    12.27   $    14.74  $     17.59   $    18.14  $     21.55   $    13.87
                                     ==========   ==========  ===========   ==========  ===========   ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                          AIM Variable AIM Variable AIM Variable  AIM Variable AIM Variable AIM Variable
                           Insurance    Insurance     Insurance    Insurance    Insurance    Insurance
                             Funds        Funds         Funds        Funds        Funds        Funds
                          Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                          ------------ ------------ ------------- ------------ ------------ ------------
                           AIM V. I.    AIM V. I.     AIM V. I.    AIM V. I.    AIM V. I.    AIM V. I.
                           Government      High     International  Large Cap     Mid Cap       Money
                           Securities     Yield        Growth        Growth    Core Equity     Market
                          ------------ ------------ ------------- ------------ ------------ ------------
ASSETS
Investments at fair value  $7,524,836   $2,212,231   $6,832,946    $5,925,568   $1,794,097   $2,489,180
                           ----------   ----------   ----------    ----------   ----------   ----------
   Total assets..........  $7,524,836   $2,212,231   $6,832,946    $5,925,568   $1,794,097   $2,489,180
                           ==========   ==========   ==========    ==========   ==========   ==========
NET ASSETS
Accumulation units.......  $7,524,836   $2,212,231   $6,830,327    $5,916,737   $1,794,097   $2,489,180
Contracts in payout
  (annuitization) period.          --           --        2,619         8,831           --           --
   Total net assets......  $7,524,836   $2,212,231   $6,832,946    $5,925,568   $1,794,097   $2,489,180
                           ==========   ==========   ==========    ==========   ==========   ==========
FUND SHARE
  INFORMATION
Number of shares.........     624,468      385,406      203,180       373,853      123,136    2,489,180
                           ==========   ==========   ==========    ==========   ==========   ==========
Cost of investments......  $7,475,957   $2,323,885   $4,304,054    $4,631,260   $1,545,025   $2,489,180
                           ==========   ==========   ==========    ==========   ==========   ==========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................  $    11.34   $    10.54   $    13.23    $    12.58   $    13.58   $    10.34
                           ==========   ==========   ==========    ==========   ==========   ==========
   Highest...............  $    14.85   $    13.98   $    25.71    $    12.70   $    17.98   $    12.84
                           ==========   ==========   ==========    ==========   ==========   ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                          AIM Variable AIM Variable  AIM Variable    AIM Variable    AIM Variable    AIM Variable
                           Insurance    Insurance      Insurance       Insurance       Insurance       Insurance
                             Funds        Funds     Funds Series II Funds Series II Funds Series II Funds Series II
                          Sub-Account  Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account
                          ------------ ------------ --------------- --------------- --------------- ---------------
                                                       AIM V. I.       AIM V. I.       AIM V. I.       AIM V. I.
                           AIM V. I.    AIM V. I.        Basic           Basic          Capital         Capital
                           Technology   Utilities     Balanced II      Value II     Appreciation II Development II
                          ------------ ------------ --------------- --------------- --------------- ---------------
ASSETS
Investments at fair value   $533,333    $1,717,391     $209,252       $1,195,035       $644,693         $43,086
                            --------    ----------     --------       ----------       --------         -------
   Total assets..........   $533,333    $1,717,391     $209,252       $1,195,035       $644,693         $43,086
                            ========    ==========     ========       ==========       ========         =======
NET ASSETS
Accumulation units.......   $533,333    $1,707,855     $209,252       $1,195,035       $644,693         $43,086
Contracts in payout
  (annuitization) period.         --         9,536           --               --             --              --
   Total net assets......   $533,333    $1,717,391     $209,252       $1,195,035       $644,693         $43,086
                            ========    ==========     ========       ==========       ========         =======
FUND SHARE
  INFORMATION
Number of shares.........     35,320        71,647       17,839           94,694         22,269           2,325
                            ========    ==========     ========       ==========       ========         =======
Cost of investments......   $397,781    $1,105,719     $173,571       $1,019,000       $482,969         $36,274
                            ========    ==========     ========       ==========       ========         =======
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................   $  12.79    $    20.52     $  11.11       $    12.46       $  12.04         $ 15.47
                            ========    ==========     ========       ==========       ========         =======
   Highest...............   $  13.08    $    20.98     $  11.41       $    16.41       $  15.93         $ 15.66
                            ========    ==========     ========       ==========       ========         =======

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                           AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                             Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                          Funds Series II Funds Series II Funds Series II Funds Series II Funds Series II Funds Series II
                            Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                          --------------- --------------- --------------- --------------- --------------- ---------------
                                             AIM V. I.       AIM V. I.                       AIM V. I.       AIM V. I.
                             AIM V. I.      Diversified     Government       AIM V. I.     International     Large Cap
                          Core Equity II     Income II     Securities II   High Yield II     Growth II       Growth II
                          --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair value    $316,664         $77,375        $132,426         $14,483        $191,530        $139,354
                             --------         -------        --------         -------        --------        --------
   Total assets..........    $316,664         $77,375        $132,426         $14,483        $191,530        $139,354
                             ========         =======        ========         =======        ========        ========
NET ASSETS
Accumulation units.......    $316,664         $77,375        $132,426         $14,483        $191,530        $139,354
Contracts in payout
  (annuitization) period.          --              --              --              --              --              --
   Total net assets......    $316,664         $77,375        $132,426         $14,483        $191,530        $139,354
                             ========         =======        ========         =======        ========        ========
FUND SHARE
  INFORMATION
Number of shares.........      10,965           9,997          11,045           2,532           5,762           8,848
                             ========         =======        ========         =======        ========        ========
Cost of investments......    $266,203         $85,316        $135,587         $14,485        $130,018        $108,373
                             ========         =======        ========         =======        ========        ========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................    $  11.39         $ 11.33        $  11.45         $ 13.95        $  20.74        $  12.53
                             ========         =======        ========         =======        ========        ========
   Highest...............    $  13.86         $ 11.64        $  11.59         $ 14.03        $  21.31        $  12.62
                             ========         =======        ========         =======        ========        ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                                                          AIM                       Alliance    Alliance
                                                       Variable                     Bernstein   Bernstein
                      AIM Variable    AIM Variable     Insurance    AIM Variable    Variable    Variable
                        Insurance       Insurance    Funds Series     Insurance      Product     Product
                     Funds Series II Funds Series II      II       Funds Series II Series Fund Series Fund
                       Sub-Account     Sub-Account    Sub-Account    Sub-Account   Sub-Account Sub-Account
                     --------------- --------------- ------------- --------------- ----------- -----------
                                                                                                Alliance
                      AIM V. I. Mid     AIM V. I.                                   Alliance    Bernstein
                        Cap Core          Money        AIM V. I.      AIM V. I.     Bernstein  VPS Growth
                        Equity II       Market II    Technology II  Utilities II   VPS Growth   & Income
                     --------------- --------------- ------------- --------------- ----------- -----------
ASSETS
Investments at fair
  value.............    $581,712        $163,121        $10,656        $67,451     $2,379,318  $5,432,225
                        --------        --------        -------        -------     ----------  ----------
   Total assets.....    $581,712        $163,121        $10,656        $67,451     $2,379,318  $5,432,225
                        ========        ========        =======        =======     ==========  ==========
NET ASSETS
Accumulation units..    $581,712        $163,121        $10,656        $67,451     $2,379,318  $5,429,369
Contracts in payout
  (annuitization)
  period............          --              --             --             --             --       2,856
   Total net assets.    $581,712        $163,121        $10,656        $67,451     $2,379,318  $5,432,225
                        ========        ========        =======        =======     ==========  ==========
FUND SHARE
  INFORMATION
Number of shares....      40,257         163,121            713          2,834        106,125     204,604
                        ========        ========        =======        =======     ==========  ==========
Cost of investments.    $515,240        $163,121        $ 7,945        $58,584     $1,853,245  $4,370,979
                        ========        ========        =======        =======     ==========  ==========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........    $  13.25        $  10.18        $ 12.66        $ 20.34     $     7.70  $    12.78
                        ========        ========        =======        =======     ==========  ==========
   Highest..........    $  15.42        $  10.33        $ 12.66        $ 20.64     $    16.85  $    16.68
                        ========        ========        =======        =======     ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                            Alliance     Alliance    Alliance    Alliance    Alliance
                            Bernstein    Bernstein   Bernstein   Bernstein   Bernstein   Delaware
                            Variable     Variable    Variable    Variable    Variable      Group
                             Product      Product     Product     Product     Product     Premium
                           Series Fund  Series Fund Series Fund Series Fund Series Fund  Fund, Inc
                           Sub-Account  Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                          ------------- ----------- ----------- ----------- ----------- -----------
                            Alliance                 Alliance
                            Bernstein    Alliance    Bernstein   Alliance    Alliance    Delaware
                               VPS       Bernstein  VPS Small/   Bernstein   Bernstein    VIP GP
                          International  VPS Large    Mid Cap   VPS Utility     VPS      Small Cap
                              Value     Cap Growth     Value      Income       Value       Value
                          ------------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value   $944,523     $695,753   $2,421,852   $179,912     $29,674   $3,712,322
                            --------     --------   ----------   --------     -------   ----------
   Total assets..........   $944,523     $695,753   $2,421,852   $179,912     $29,674   $3,712,322
                            ========     ========   ==========   ========     =======   ==========
NET ASSETS
Accumulation units.......   $944,523     $695,753   $2,421,852   $179,912     $29,674   $3,712,322
Contracts in payout
  (annuitization) period.         --           --           --         --          --           --
   Total net assets......   $944,523     $695,753   $2,421,852   $179,912     $29,674   $3,712,322
                            ========     ========   ==========   ========     =======   ==========
FUND SHARE
  INFORMATION
Number of shares.........     37,963       23,223      142,211      6,088       2,152      129,575
                            ========     ========   ==========   ========     =======   ==========
Cost of investments......   $813,956     $590,776   $2,184,459   $136,423     $31,387   $3,118,064
                            ========     ========   ==========   ========     =======   ==========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................   $  16.28     $   7.01   $    18.53   $  15.86     $ 11.96   $    22.95
                            ========     ========   ==========   ========     =======   ==========
   Highest...............   $  16.54     $  15.35   $    19.07   $  16.12     $ 12.09   $    22.95
                            ========     ========   ==========   ========     =======   ==========


                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                                        Dreyfus
                           Delaware    Socially                 Dreyfus      Dreyfus       DWS
                             Group    Responsible   Dreyfus     Variable    Variable    Variable
                            Premium     Growth    Stock Index  Investment  Investment  Investment
                           Fund, Inc   Fund, Inc     Fund         Fund        Fund      Series I
                          Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account Sub-Account
                          ----------- ----------- ----------- ------------ ----------- -----------
                                        Dreyfus
                                       Socially
                           Delaware   Responsible   Dreyfus
                            VIP GP      Growth    Stock Index VIF Capital   VIF Money    DWS VIP
                             Trend       Fund        Fund     Appreciation   Market      Bond A
                          ----------- ----------- ----------- ------------ ----------- -----------
ASSETS
Investments at fair value $1,111,682   $236,448   $6,817,049    $747,585   $2,487,488    $47,200
                          ----------   --------   ----------    --------   ----------    -------
   Total assets.......... $1,111,682   $236,448   $6,817,049    $747,585   $2,487,488    $47,200
                          ==========   ========   ==========    ========   ==========    =======
NET ASSETS
Accumulation units....... $1,111,682   $236,448   $6,817,049    $747,585   $2,487,488    $47,200
Contracts in payout
  (annuitization) period.         --         --           --          --           --         --
   Total net assets...... $1,111,682   $236,448   $6,817,049    $747,585   $2,487,488    $47,200
                          ==========   ========   ==========    ========   ==========    =======
FUND SHARE
  INFORMATION
Number of shares.........     28,875      7,752      182,274      16,665    2,487,488      6,762
                          ==========   ========   ==========    ========   ==========    =======
Cost of investments...... $  710,789   $213,935   $5,146,467    $562,311   $2,487,488    $46,420
                          ==========   ========   ==========    ========   ==========    =======
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................ $    11.04   $   7.61   $    10.62    $  11.39   $    10.75    $ 14.36
                          ==========   ========   ==========    ========   ==========    =======
   Highest............... $    11.04   $   7.61   $    10.62    $  11.39   $    10.75    $ 14.49
                          ==========   ========   ==========    ========   ==========    =======


                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                         Fidelity
                              DWS         DWS          DWS          DWS         DWS      Variable
                           Variable    Variable     Variable     Variable    Variable    Insurance
                          Investment  Investment   Investment   Investment  Investment   Products
                           Series I    Series I     Series I     Series II   Series II     Fund
                          Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account Sub-Account
                          ----------- ----------- ------------- ----------- ----------- -----------
                            DWS VIP     DWS VIP                   DWS VIP     DWS VIP
                            Capital   Growth and     DWS VIP       Money     Small Cap      VIP
                           Growth A    Income A   International Market A II  Growth A   Contrafund
                          ----------- ----------- ------------- ----------- ----------- -----------
ASSETS
Investments at fair value   $3,915      $4,955       $6,079       $58,760     $3,386    $6,130,476
                            ------      ------       ------       -------     ------    ----------
   Total assets..........   $3,915      $4,955       $6,079       $58,760     $3,386    $6,130,476
                            ======      ======       ======       =======     ======    ==========
NET ASSETS
Accumulation units.......   $3,915      $4,955       $6,079       $58,760     $3,386    $6,130,476
Contracts in payout
  (annuitization) period.       --          --           --            --         --            --
   Total net assets......   $3,915      $4,955       $6,079       $58,760     $3,386    $6,130,476
                            ======      ======       ======       =======     ======    ==========
FUND SHARE
  INFORMATION
Number of shares.........      192         458          405        58,760        225       219,730
                            ======      ======       ======       =======     ======    ==========
Cost of investments......   $2,903      $4,651       $5,263       $58,760     $2,594    $5,655,483
                            ======      ======       ======       =======     ======    ==========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................   $12.76      $11.39       $16.60       $ 10.48     $12.79    $    15.59
                            ======      ======       ======       =======     ======    ==========
   Highest...............   $12.76      $11.39       $16.60       $ 10.50     $12.79    $    16.52
                            ======      ======       ======       =======     ======    ==========


                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                           Fidelity    Fidelity     Fidelity     Fidelity    Fidelity    Fidelity
                           Variable    Variable     Variable     Variable    Variable    Variable
                           Insurance   Insurance    Insurance    Insurance   Insurance   Insurance
                           Products    Products     Products     Products    Products    Products
                             Fund        Fund         Fund         Fund        Fund        Fund
                          Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account Sub-Account
                          ----------- ----------- ------------- ----------- ----------- -----------
                                                                                            VIP
                          VIP Equity-              VIP Growth    VIP High    VIP Index  Investment
                            Income    VIP Growth  Opportunities   Income        500     Grade Bond
                          ----------- ----------- ------------- ----------- ----------- -----------
ASSETS
Investments at fair value $5,193,930  $5,045,486    $759,378     $846,398   $3,726,502  $2,300,204
                          ----------  ----------    --------     --------   ----------  ----------
   Total assets.......... $5,193,930  $5,045,486    $759,378     $846,398   $3,726,502  $2,300,204
                          ==========  ==========    ========     ========   ==========  ==========
NET ASSETS
Accumulation units....... $5,193,930  $5,045,486    $759,378     $846,398   $3,726,502  $2,300,204
Contracts in payout
  (annuitization) period.         --          --          --           --           --          --
   Total net assets...... $5,193,930  $5,045,486    $759,378     $846,398   $3,726,502  $2,300,204
                          ==========  ==========    ========     ========   ==========  ==========
FUND SHARE
  INFORMATION
Number of shares.........    217,228     111,824      33,946      141,538       22,720     180,267
                          ==========  ==========    ========     ========   ==========  ==========
Cost of investments...... $4,777,961  $3,492,726    $498,333     $902,850   $2,866,646  $2,319,535
                          ==========  ==========    ========     ========   ==========  ==========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................ $    14.68  $     8.86    $  11.28     $  11.50   $    10.28  $    13.99
                          ==========  ==========    ========     ========   ==========  ==========
   Highest............... $    14.68  $     9.76    $  11.28     $  11.50   $    10.28  $    13.99
                          ==========  ==========    ========     ========   ==========  ==========


                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                                       Fidelity    Fidelity    Fidelity    Fidelity    Fidelity
                                       Variable    Variable    Variable    Variable    Variable
                           Fidelity    Insurance   Insurance   Insurance   Insurance   Insurance
                           Variable    Products    Products    Products    Products    Products
                           Insurance     Fund        Fund        Fund        Fund        Fund
                           Products    (Service    (Service    (Service    (Service    (Service
                             Fund      Class 2)    Class 2)    Class 2)    Class 2)    Class 2)
                          Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                          ----------- ----------- ----------- ----------- ----------- -----------
                                                      VIP         VIP         VIP         VIP
                                                    Freedom     Freedom     Freedom     Freedom
                                          VIP        2010        2020        2030       Income
                                      Contrafund   Portfolio   Portfolio   Portfolio   Portfolio
                              VIP      (Service    (Service    (Service    (Service    (Service
                           Overseas    Class 2)    Class 2)    Class 2)    Class 2)    Class 2)
                          ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value $2,164,928  $4,347,349   $254,723    $279,085    $412,328    $245,549
                          ----------  ----------   --------    --------    --------    --------
   Total assets.......... $2,164,928  $4,347,349   $254,723    $279,085    $412,328    $245,549
                          ==========  ==========   ========    ========    ========    ========
NET ASSETS
Accumulation units....... $2,164,928  $4,347,349   $254,723    $279,085    $412,328    $245,549
Contracts in payout
  (annuitization) period.         --          --         --          --          --          --
   Total net assets...... $2,164,928  $4,347,349   $254,723    $279,085    $412,328    $245,549
                          ==========  ==========   ========    ========    ========    ========
FUND SHARE
  INFORMATION
Number of shares.........     85,503     158,316     21,369      22,150      31,742      22,778
                          ==========  ==========   ========    ========    ========    ========
Cost of investments...... $1,630,936  $4,892,139   $252,014    $266,163    $382,484    $246,801
                          ==========  ==========   ========    ========    ========    ========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................ $    13.87  $    11.79   $  11.10    $  11.31    $  11.44    $  10.81
                          ==========  ==========   ========    ========    ========    ========
   Highest............... $    14.40  $    15.18   $  11.22    $  11.41    $  11.54    $  10.84
                          ==========  ==========   ========    ========    ========    ========


                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                           Fidelity     Fidelity    Fidelity     Fidelity     Fidelity    Fidelity
                           Variable     Variable    Variable     Variable     Variable    Variable
                           Insurance   Insurance    Insurance    Insurance    Insurance   Insurance
                           Products     Products    Products     Products     Products    Products
                             Fund         Fund        Fund         Fund         Fund        Fund
                           (Service     (Service    (Service     (Service     (Service    (Service
                           Class 2)     Class 2)    Class 2)     Class 2)     Class 2)    Class 2)
                          Sub-Account Sub-Account  Sub-Account  Sub-Account  Sub-Account Sub-Account
                          ----------- ------------ ----------- ------------- ----------- -----------
                                          VIP
                          VIP Growth  Growth Stock     VIP                       VIP      VIP Money
                           & Income    Portfolio   High Income VIP Index 500   MidCap      Market
                           (Service     (Service    (Service     (Service     (Service    (Service
                           Class 2)     Class 2)    Class 2)     Class 2)     Class 2)    Class 2)
                          ----------- ------------ ----------- ------------- ----------- -----------
ASSETS
Investments at fair value  $269,909     $23,356     $220,471     $765,818    $2,102,734   $111,546
                           --------     -------     --------     --------    ----------   --------
   Total assets..........  $269,909     $23,356     $220,471     $765,818    $2,102,734   $111,546
                           ========     =======     ========     ========    ==========   ========
NET ASSETS
Accumulation units.......  $269,909     $23,356     $220,471     $765,818    $2,102,734   $111,546
Contracts in payout
  (annuitization) period.        --          --           --           --            --         --
   Total net assets......  $269,909     $23,356     $220,471     $765,818    $2,102,734   $111,546
                           ========     =======     ========     ========    ==========   ========
FUND SHARE
  INFORMATION
Number of shares.........    16,104       1,673       37,495        4,704        59,016    111,546
                           ========     =======     ========     ========    ==========   ========
Cost of investments......  $238,137     $21,481     $235,383     $742,443    $1,927,212   $111,546
                           ========     =======     ========     ========    ==========   ========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................  $  13.45     $ 11.73     $  11.46     $  11.15    $    11.15   $  10.53
                           ========     =======     ========     ========    ==========   ========
   Highest...............  $  13.67     $ 11.79     $  11.65     $  11.26    $    15.33   $  10.60
                           ========     =======     ========     ========    ==========   ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                           Franklin    Franklin    Franklin    Franklin    Franklin    Franklin
                           Templeton   Templeton   Templeton   Templeton   Templeton   Templeton
                           Variable    Variable    Variable    Variable    Variable    Variable
                           Insurance   Insurance   Insurance   Insurance   Insurance   Insurance
                           Products    Products    Products    Products    Products    Products
                             Trust       Trust       Trust       Trust       Trust       Trust
                          Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                          ----------- ----------- ----------- ----------- ----------- -----------
                           Franklin    Franklin                            Franklin    Franklin
                           Flex Cap   Growth and   Franklin    Franklin    Large Cap   Small Cap
                            Growth      Income    High Income   Income      Growth       Value
                          Securities  Securities     Sec 2    Securities  Securities  Securities
                          ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value  $153,682   $11,928,291  $520,074   $27,010,485 $17,118,991 $9,646,562
                           --------   -----------  --------   ----------- ----------- ----------
   Total assets..........  $153,682   $11,928,291  $520,074   $27,010,485 $17,118,991 $9,646,562
                           ========   ===========  ========   =========== =========== ==========
NET ASSETS
Accumulation units.......  $153,682   $11,899,668  $520,074   $27,010,485 $17,109,652 $9,646,562
Contracts in payout
  (annuitization) period.        --        28,623        --            --       9,339         --
   Total net assets......  $153,682   $11,928,291  $520,074   $27,010,485 $17,118,991 $9,646,562
                           ========   ===========  ========   =========== =========== ==========
FUND SHARE
  INFORMATION
Number of shares.........    12,082       802,711    78,799     1,560,398     992,405    564,126
                           ========   ===========  ========   =========== =========== ==========
Cost of investments......  $129,804   $11,982,422  $523,796   $25,234,497 $15,341,277 $9,137,278
                           ========   ===========  ========   =========== =========== ==========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................  $  12.89   $     11.32  $  11.70   $     12.29 $     11.76 $    12.46
                           ========   ===========  ========   =========== =========== ==========
   Highest...............  $  13.10   $     16.47  $  11.96   $     13.50 $     12.06 $    21.38
                           ========   ===========  ========   =========== =========== ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                           Franklin    Franklin    Franklin    Franklin    Franklin    Franklin
                           Templeton   Templeton   Templeton   Templeton   Templeton   Templeton
                           Variable    Variable    Variable    Variable    Variable    Variable
                           Insurance   Insurance   Insurance   Insurance   Insurance   Insurance
                           Products    Products    Products    Products    Products    Products
                             Trust       Trust       Trust       Trust       Trust       Trust
                          Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                          ----------- ----------- ----------- ----------- ----------- -----------
                                                                           Templeton
                           Franklin                 Mutual     Templeton  Developing   Templeton
                             U.S.       Mutual      Shares       Asset      Markets     Foreign
                          Government   Discovery  Securities   Strategy   Securities  Securities
                          ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value $6,638,497  $1,886,323  $21,062,791 $1,114,318  $6,766,582  $24,402,435
                          ----------  ----------  ----------- ----------  ----------  -----------
   Total assets.......... $6,638,497  $1,886,323  $21,062,791 $1,114,318  $6,766,582  $24,402,435
                          ==========  ==========  =========== ==========  ==========  ===========
NET ASSETS
Accumulation units....... $6,638,497  $1,886,323  $21,062,791 $1,114,318  $6,766,582  $24,398,911
Contracts in payout
  (annuitization) period.         --          --           --         --          --        3,524
   Total net assets...... $6,638,497  $1,886,323  $21,062,791 $1,114,318  $6,766,582  $24,402,435
                          ==========  ==========  =========== ==========  ==========  ===========
FUND SHARE
  INFORMATION
Number of shares.........    522,305      79,625    1,043,229     76,744     422,911    1,205,059
                          ==========  ==========  =========== ==========  ==========  ===========
Cost of investments...... $6,558,527  $1,775,679  $18,318,793 $1,309,573  $4,742,595  $19,394,788
                          ==========  ==========  =========== ==========  ==========  ===========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................ $    10.74  $    12.04  $     13.02 $    17.35  $    20.22  $     15.02
                          ==========  ==========  =========== ==========  ==========  ===========
   Highest............... $    11.22  $    15.21  $     18.49 $    17.35  $    42.26  $     23.79
                          ==========  ==========  =========== ==========  ==========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                            Goldman     Goldman     Goldman     Goldman
                             Sachs       Sachs       Sachs       Sachs
                           Variable    Variable    Variable    Variable
                           Insurance   Insurance   Insurance   Insurance  Lord Abbett  Lord Abbett
                             Trust       Trust       Trust       Trust    Series Fund  Series Fund
                          Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account
                          ----------- ----------- ----------- ----------- ----------- --------------
                                                      VIT         VIT
                                                   Stuctured   Stuctured
                          VIT Growth    VIT Mid    Small Cap  U.S. Equity
                          and Income   Cap Value  Equity Fund    Fund      All Value  Bond-Debenture
                          ----------- ----------- ----------- ----------- ----------- --------------
ASSETS
Investments at fair value  $198,637    $345,914    $385,565    $189,261   $2,546,054    $7,530,654
                           --------    --------    --------    --------   ----------    ----------
   Total assets..........  $198,637    $345,914    $385,565    $189,261   $2,546,054    $7,530,654
                           ========    ========    ========    ========   ==========    ==========
NET ASSETS
Accumulation units.......  $198,637    $345,914    $385,565    $189,261   $2,546,054    $7,525,758
Contracts in payout
  (annuitization) period.        --          --          --          --           --         4,896
   Total net assets......  $198,637    $345,914    $385,565    $189,261   $2,546,054    $7,530,654
                           ========    ========    ========    ========   ==========    ==========
FUND SHARE
  INFORMATION
Number of shares.........    15,853      24,673      36,000      14,381      151,191       639,818
                           ========    ========    ========    ========   ==========    ==========
Cost of investments......  $210,666    $391,856    $504,636    $194,317   $2,268,389    $7,645,671
                           ========    ========    ========    ========   ==========    ==========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................  $  12.43    $  13.03    $  10.19    $  11.94   $    13.16    $    11.46
                           ========    ========    ========    ========   ==========    ==========
   Highest...............  $  12.63    $  13.25    $  10.36    $  12.13   $    13.74    $    11.81
                           ========    ========    ========    ========   ==========    ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                                                                    MFS         MFS         MFS
                                                                 Variable    Variable    Variable
                          Lord Abbett  Lord Abbett  Lord Abbett  Insurance   Insurance   Insurance
                          Series Fund  Series Fund  Series Fund    Trust       Trust       Trust
                          Sub-Account  Sub-Account  Sub-Account Sub-Account Sub-Account Sub-Account
                          ----------- ------------- ----------- ----------- ----------- -----------
                                                                                MFS
                          Growth and     Growth       Mid-Cap    MFS High    Investors    MFS New
                            Income    Opportunities    Value      Income       Trust     Discovery
                          ----------- ------------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value $4,526,373   $3,749,107   $6,958,756   $566,225    $907,521    $696,627
                          ----------   ----------   ----------   --------    --------    --------
   Total assets.......... $4,526,373   $3,749,107   $6,958,756   $566,225    $907,521    $696,627
                          ==========   ==========   ==========   ========    ========    ========
NET ASSETS
Accumulation units....... $4,526,373   $3,743,172   $6,958,756   $566,225    $907,521    $696,627
Contracts in payout
  (annuitization) period.         --        5,935           --         --          --          --
   Total net assets...... $4,526,373   $3,749,107   $6,958,756   $566,225    $907,521    $696,627
                          ==========   ==========   ==========   ========    ========    ========
FUND SHARE
  INFORMATION
Number of shares.........    162,177      229,444      368,188     59,477      38,585      41,890
                          ==========   ==========   ==========   ========    ========    ========
Cost of investments...... $4,484,742   $3,315,440   $7,764,371   $580,362    $628,831    $567,432
                          ==========   ==========   ==========   ========    ========    ========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................ $    12.47   $    13.95   $    12.26   $  13.07    $  10.77    $   9.20
                          ==========   ==========   ==========   ========    ========    ========
   Highest............... $    13.14   $    14.69   $    13.08   $  13.07    $  10.77    $   9.20
                          ==========   ==========   ==========   ========    ========    ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                                        Morgan      Morgan      Morgan      Morgan      Morgan
                              MFS       Stanley     Stanley     Stanley     Stanley     Stanley
                           Variable    Variable    Variable    Variable    Variable    Variable
                           Insurance  Investment  Investment  Investment  Investment  Investment
                             Trust      Series      Series      Series      Series      Series
                          Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                          ----------- ----------- ----------- ----------- ----------- -----------
                              MFS
                           Research   Aggressive   Dividend                European     Global
                             Bond       Equity      Growth      Equity      Growth     Advantage
                          ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value $1,210,621  $1,187,965  $20,548,765 $12,598,256 $7,274,355   $769,515
                          ----------  ----------  ----------- ----------- ----------   --------
   Total assets.......... $1,210,621  $1,187,965  $20,548,765 $12,598,256 $7,274,355   $769,515
                          ==========  ==========  =========== =========== ==========   ========
NET ASSETS
Accumulation units....... $1,210,621  $1,187,965  $20,146,602 $12,519,611 $7,216,894   $769,515
Contracts in payout
  (annuitization) period.         --          --      402,163      78,645     57,461         --
   Total net assets...... $1,210,621  $1,187,965  $20,548,765 $12,598,256 $7,274,355   $769,515
                          ==========  ==========  =========== =========== ==========   ========
FUND SHARE
  INFORMATION
Number of shares.........    104,364      66,852    1,208,040     357,600    252,319     64,774
                          ==========  ==========  =========== =========== ==========   ========
Cost of investments...... $1,211,516  $  932,925  $18,954,868 $11,791,109 $4,882,704   $665,905
                          ==========  ==========  =========== =========== ==========   ========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................ $    14.38  $    15.79  $     38.76 $     15.77 $    56.14   $  11.84
                          ==========  ==========  =========== =========== ==========   ========
   Highest............... $    14.38  $    17.66  $     44.09 $    125.26 $    60.50   $  11.99
                          ==========  ==========  =========== =========== ==========   ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                            Morgan      Morgan      Morgan      Morgan      Morgan      Morgan
                            Stanley     Stanley     Stanley     Stanley     Stanley     Stanley
                           Variable    Variable    Variable    Variable    Variable    Variable
                          Investment  Investment  Investment  Investment  Investment  Investment
                            Series      Series      Series      Series      Series      Series
                          Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                          ----------- ----------- ----------- ----------- ----------- -----------
                            Global
                           Dividend                 Income      Limited      Money      Quality
                            Growth    High Yield    Builder    Duration     Market    Income Plus
                          ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value $7,606,161  $  842,939  $1,291,143  $1,076,176  $4,728,060  $9,309,456
                          ----------  ----------  ----------  ----------  ----------  ----------
   Total assets.......... $7,606,161  $  842,939  $1,291,143  $1,076,176  $4,728,060  $9,309,456
                          ==========  ==========  ==========  ==========  ==========  ==========
NET ASSETS
Accumulation units....... $7,515,958  $  841,207  $1,291,143  $1,076,176  $4,719,885  $9,047,347
Contracts in payout
  (annuitization) period.     90,203       1,732          --          --       8,175     262,109
   Total net assets...... $7,606,161  $  842,939  $1,291,143  $1,076,176  $4,728,060  $9,309,456
                          ==========  ==========  ==========  ==========  ==========  ==========
FUND SHARE
  INFORMATION
Number of shares.........    450,869     745,964     100,400     116,092   4,728,060     881,577
                          ==========  ==========  ==========  ==========  ==========  ==========
Cost of investments...... $6,004,100  $1,922,534  $1,146,810  $1,147,222  $4,728,060  $9,249,434
                          ==========  ==========  ==========  ==========  ==========  ==========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................ $    28.61  $    14.44  $    14.55  $    11.12  $    15.21  $    13.22
                          ==========  ==========  ==========  ==========  ==========  ==========
   Highest............... $    30.51  $    18.93  $    18.67  $    12.04  $    25.20  $    36.18
                          ==========  ==========  ==========  ==========  ==========  ==========


                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                                                                Morgan      Morgan      Morgan
                                                                Stanley     Stanley     Stanley
                            Morgan      Morgan      Morgan     Variable    Variable    Variable
                            Stanley     Stanley     Stanley   Investment  Investment  Investment
                           Variable    Variable    Variable     Series      Series      Series
                          Investment  Investment  Investment   (Class Y    (Class Y    (Class Y
                            Series      Series      Series      Shares)     Shares)     Shares)
                          Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                          ----------- ----------- ----------- ----------- ----------- -----------
                                                              Aggressive   Dividend
                                                                Equity      Growth      Equity
                            S&P 500                            (Class Y    (Class Y    (Class Y
                             Index    Strategist   Utilities    Shares)     Shares)     Shares)
                          ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value $3,959,873  $10,402,133 $9,295,034  $1,805,657  $3,249,798  $2,002,948
                          ----------  ----------- ----------  ----------  ----------  ----------
   Total assets.......... $3,959,873  $10,402,133 $9,295,034  $1,805,657  $3,249,798  $2,002,948
                          ==========  =========== ==========  ==========  ==========  ==========
NET ASSETS
Accumulation units....... $3,934,117  $10,253,879 $8,961,450  $1,805,657  $3,249,798  $2,002,948
Contracts in payout
  (annuitization) period.     25,756      148,254    333,584          --          --          --
   Total net assets...... $3,959,873  $10,402,133 $9,295,034  $1,805,657  $3,249,798  $2,002,948
                          ==========  =========== ==========  ==========  ==========  ==========
FUND SHARE
  INFORMATION
Number of shares.........    294,196      668,947    449,905     103,239     191,390      57,129
                          ==========  =========== ==========  ==========  ==========  ==========
Cost of investments...... $3,370,825  $10,150,214 $7,569,244  $  975,684  $2,523,145  $1,241,035
                          ==========  =========== ==========  ==========  ==========  ==========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................ $    12.98  $     42.68 $    40.27  $    10.04  $    11.67  $     9.24
                          ==========  =========== ==========  ==========  ==========  ==========
   Highest............... $    13.14  $     54.22 $    42.98  $    20.60  $    15.28  $    18.27
                          ==========  =========== ==========  ==========  ==========  ==========


                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                            Morgan      Morgan      Morgan      Morgan      Morgan      Morgan
                            Stanley     Stanley     Stanley     Stanley     Stanley     Stanley
                           Variable    Variable    Variable    Variable    Variable    Variable
                          Investment  Investment  Investment  Investment  Investment  Investment
                            Series      Series      Series      Series      Series      Series
                           (Class Y    (Class Y    (Class Y    (Class Y    (Class Y    (Class Y
                            Shares)     Shares)     Shares)     Shares)     Shares)     Shares)
                          Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                          ----------- ----------- ----------- ----------- ----------- -----------
                                                    Global
                           European     Global     Dividend                 Income      Limited
                            Growth     Advantage    Growth    High Yield    Builder    Duration
                           (Class Y    (Class Y    (Class Y    (Class Y    (Class Y    (Class Y
                            Shares)     Shares)     Shares)     Shares)     Shares)     Shares)
                          ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value $1,209,815   $225,988   $2,021,563  $1,823,804  $1,690,844  $3,446,086
                          ----------   --------   ----------  ----------  ----------  ----------
   Total assets.......... $1,209,815   $225,988   $2,021,563  $1,823,804  $1,690,844  $3,446,086
                          ==========   ========   ==========  ==========  ==========  ==========
NET ASSETS
Accumulation units....... $1,209,815   $225,988   $2,021,563  $1,823,804  $1,690,844  $3,446,086
Contracts in payout
  (annuitization) period.         --         --           --          --          --          --
   Total net assets...... $1,209,815   $225,988   $2,021,563  $1,823,804  $1,690,844  $3,446,086
                          ==========   ========   ==========  ==========  ==========  ==========
FUND SHARE
  INFORMATION
Number of shares.........     42,227     19,135      120,979   1,613,986     131,891     372,147
                          ==========   ========   ==========  ==========  ==========  ==========
Cost of investments...... $  706,838   $138,406   $1,631,456  $1,841,045  $1,415,756  $3,670,437
                          ==========   ========   ==========  ==========  ==========  ==========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................ $    14.31   $  14.02   $    16.11  $     6.93  $    13.54  $    10.15
                          ==========   ========   ==========  ==========  ==========  ==========
   Highest............... $    22.00   $  19.75   $    19.46  $    13.61  $    15.34  $    11.31
                          ==========   ========   ==========  ==========  ==========  ==========


                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                            Morgan      Morgan      Morgan      Morgan      Morgan
                            Stanley     Stanley     Stanley     Stanley     Stanley
                           Variable    Variable    Variable    Variable    Variable
                          Investment  Investment  Investment  Investment  Investment  Oppenheimer
                            Series      Series      Series      Series      Series      Variable
                           (Class Y    (Class Y    (Class Y    (Class Y    (Class Y     Account
                            Shares)     Shares)     Shares)     Shares)     Shares)      Funds
                          Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                          ----------- ----------- ----------- ----------- ----------- ------------
                             Money      Quality     S&P 500
                            Market    Income Plus    Index    Strategist   Utilities  Oppenheimer
                           (Class Y    (Class Y    (Class Y    (Class Y    (Class Y     Capital
                            Shares)     Shares)     Shares)     Shares)     Shares)   Appreciation
                          ----------- ----------- ----------- ----------- ----------- ------------
ASSETS
Investments at fair value $3,685,577  $5,253,676  $4,349,251  $2,919,873   $956,278    $2,090,257
                          ----------  ----------  ----------  ----------   --------    ----------
   Total assets.......... $3,685,577  $5,253,676  $4,349,251  $2,919,873   $956,278    $2,090,257
                          ==========  ==========  ==========  ==========   ========    ==========
NET ASSETS
Accumulation units....... $3,685,577  $5,253,676  $4,349,251  $2,919,873   $956,278    $2,090,257
Contracts in payout
  (annuitization) period.         --          --          --          --         --            --
   Total net assets...... $3,685,577  $5,253,676  $4,349,251  $2,919,873   $956,278    $2,090,257
                          ==========  ==========  ==========  ==========   ========    ==========
FUND SHARE
  INFORMATION
Number of shares.........  3,685,577     498,451     325,543     188,015     46,309        44,304
                          ==========  ==========  ==========  ==========   ========    ==========
Cost of investments...... $3,685,577  $5,248,389  $3,244,598  $2,759,386   $687,712    $1,509,363
                          ==========  ==========  ==========  ==========   ========    ==========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................ $    10.33  $    11.48  $    10.12  $    13.12   $  11.41    $     9.50
                          ==========  ==========  ==========  ==========   ========    ==========
   Highest............... $    10.82  $    14.12  $    16.03  $    16.91   $  21.65    $     9.50
                          ==========  ==========  ==========  ==========   ========    ==========


                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                          Oppenheimer Oppenheimer Oppenheimer Oppenheimer Oppenheimer Oppenheimer
                           Variable    Variable    Variable    Variable    Variable    Variable
                            Account     Account     Account     Account     Account     Account
                             Funds       Funds       Funds       Funds       Funds       Funds
                          Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                          ----------- ----------- ----------- ----------- ----------- -----------
                                                                          Oppenheimer
                          Oppenheimer Oppenheimer Oppenheimer Oppenheimer Main Street Oppenheimer
                             Core       Global       High        Main      Small Cap    MidCap
                             Bond     Securities    Income      Street      Growth       Fund
                          ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value $1,762,430  $1,910,354  $1,090,327  $4,965,385  $2,064,502  $2,006,180
                          ----------  ----------  ----------  ----------  ----------  ----------
   Total assets.......... $1,762,430  $1,910,354  $1,090,327  $4,965,385  $2,064,502  $2,006,180
                          ==========  ==========  ==========  ==========  ==========  ==========
NET ASSETS
Accumulation units....... $1,762,430  $1,910,354  $1,090,327  $4,965,385  $2,064,502  $2,006,180
Contracts in payout
  (annuitization) period.         --          --          --          --          --          --
   Total net assets...... $1,762,430  $1,910,354  $1,090,327  $4,965,385  $2,064,502  $2,006,180
                          ==========  ==========  ==========  ==========  ==========  ==========
FUND SHARE
  INFORMATION
Number of shares.........    159,352      52,195     137,148     193,885     113,434      37,103
                          ==========  ==========  ==========  ==========  ==========  ==========
Cost of investments...... $1,750,834  $1,372,139  $1,116,915  $3,598,461  $1,617,074  $1,486,345
                          ==========  ==========  ==========  ==========  ==========  ==========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................ $    13.95  $    14.72  $    13.02  $    10.94  $    14.45  $     7.70
                          ==========  ==========  ==========  ==========  ==========  ==========
   Highest............... $    13.95  $    14.72  $    13.02  $    10.94  $    14.45  $     7.70
                          ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                                  Oppenheimer   Oppenheimer    Oppenheimer    Oppenheimer   Oppenheimer
                                   Variable       Variable       Variable      Variable       Variable
                     Oppenheimer    Account       Account        Account        Account       Account
                      Variable       Funds         Funds          Funds          Funds         Funds
                       Account     (Service    (Service Class (Service Class   (Service    (Service Class
                        Funds    Class ("SC"))    ("SC"))        ("SC"))     Class ("SC"))    ("SC"))
                     Sub-Account  Sub-Account   Sub-Account    Sub-Account    Sub-Account   Sub-Account
                     ----------- ------------- -------------- -------------- ------------- --------------
                                                Oppenheimer                   Oppenheimer
                     Oppenheimer  Oppenheimer     Capital      Oppenheimer      Global      Oppenheimer
                      Strategic    Balanced     Appreciation    Core Bond     Securities    High Income
                        Bond         (SC)           (SC)           (SC)          (SC)           (SC)
                     ----------- ------------- -------------- -------------- ------------- --------------
ASSETS
Investments at fair
  value............. $3,352,381   $7,404,061    $17,793,892    $10,816,918    $4,113,528    $ 9,820,929
                     ----------   ----------    -----------    -----------    ----------    -----------
   Total assets..... $3,352,381   $7,404,061    $17,793,892    $10,816,918    $4,113,528    $ 9,820,929
                     ==========   ==========    ===========    ===========    ==========    ===========
NET ASSETS
Accumulation units.. $3,352,381   $7,404,061    $17,759,150    $10,807,413    $4,113,528    $ 9,816,162
Contracts in payout
  (annuitization)
  period............         --           --         34,742          9,505            --          4,767
   Total net assets. $3,352,381   $7,404,061    $17,793,892    $10,816,918    $4,113,528    $ 9,820,929
                     ==========   ==========    ===========    ===========    ==========    ===========
FUND SHARE
  INFORMATION
Number of shares....    602,946      454,795        380,374        985,147       113,414      1,244,731
                     ==========   ==========    ===========    ===========    ==========    ===========
Cost of investments. $2,821,068   $7,394,622    $13,984,480    $10,721,940    $3,181,598    $10,299,265
                     ==========   ==========    ===========    ===========    ==========    ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest........... $    16.54   $    11.57    $     12.86    $     10.50    $    14.36    $     10.85
                     ==========   ==========    ===========    ===========    ==========    ===========
   Highest.......... $    16.54   $    16.34    $     16.04    $     10.88    $    22.96    $     14.93
                     ==========   ==========    ===========    ===========    ==========    ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                           Oppenheimer    Oppenheimer   Oppenheimer   Oppenheimer
                             Variable      Variable      Variable       Variable
                             Account        Account       Account       Account        PIMCO       PIMCO
                              Funds          Funds         Funds         Funds       Variable    Variable
                          (Service Class   (Service      (Service    (Service Class  Insurance   Insurance
                             ("SC"))     Class ("SC")) Class ("SC"))    ("SC"))        Trust       Trust
                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account Sub-Account
                          -------------- ------------- ------------- -------------- ----------- -----------
                                                                                                 PIMCO VIT
                                                                                                 Emerging
                                          Oppenheimer                                PIMCO VIT    Markets
                           Oppenheimer    Main Street   Oppenheimer   Oppenheimer    Commodity     Bond
                           Main Street     Small Cap      MidCap       Strategic    Real Return   (Admin
                               (SC)       Growth (SC)    Fund (SC)     Bond (SC)     Strategy     Shares)
                          -------------- ------------- ------------- -------------- ----------- -----------
ASSETS
Investments at fair value  $25,883,349    $9,487,710    $3,961,571    $29,955,911     $35,865     $27,570
                           -----------    ----------    ----------    -----------     -------     -------
   Total assets..........  $25,883,349    $9,487,710    $3,961,571    $29,955,911     $35,865     $27,570
                           ===========    ==========    ==========    ===========     =======     =======
NET ASSETS
Accumulation units.......  $25,867,434    $9,482,409    $3,961,571    $29,921,706     $35,865     $27,570
Contracts in payout
  (annuitization) period.       15,915         5,301            --         34,205          --          --
   Total net assets......  $25,883,349    $9,487,710    $3,961,571    $29,955,911     $35,865     $27,570
                           ===========    ==========    ==========    ===========     =======     =======
FUND SHARE
  INFORMATION
Number of shares.........    1,019,833       526,218        74,438      5,301,931       2,687       2,017
                           ===========    ==========    ==========    ===========     =======     =======
Cost of investments......  $21,376,823    $8,495,288    $3,275,697    $27,142,030     $33,191     $27,936
                           ===========    ==========    ==========    ===========     =======     =======
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................  $     12.49    $    12.89    $    12.28    $     11.55     $ 11.49     $ 11.12
                           ===========    ==========    ==========    ===========     =======     =======
   Highest...............  $     16.65    $    20.71    $    17.24    $     15.14     $ 11.57     $ 11.16
                           ===========    ==========    ==========    ===========     =======     =======

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                             PIMCO       PIMCO
                           Variable    Variable     Putnam       Putnam       Putnam       Putnam
                           Insurance   Insurance   Variable     Variable     Variable     Variable
                             Trust       Trust       Trust       Trust         Trust        Trust
                          Sub-Account Sub-Account Sub-Account Sub-Account   Sub-Account  Sub-Account
                          ----------- ----------- ----------- ------------ ------------- -----------
                                       PIMCO VIT
                           PIMCO VIT     Total        VT
                          Real Return   Return     American                                  VT
                           (Advisor    (Advisor   Government   VT Capital   VT Capital    Discovery
                            Shares)     Shares)     Income    Appreciation Opportunities   Growth
                          ----------- ----------- ----------- ------------ ------------- -----------
ASSETS
Investments at fair value  $120,282    $323,471   $4,846,541    $956,985     $545,078    $1,133,792
                           --------    --------   ----------    --------     --------    ----------
   Total assets..........  $120,282    $323,471   $4,846,541    $956,985     $545,078    $1,133,792
                           ========    ========   ==========    ========     ========    ==========
NET ASSETS
Accumulation units.......  $120,282    $323,471   $4,846,541    $931,983     $545,078    $1,133,792
Contracts in payout
  (annuitization) period.        --          --           --      25,002           --            --
   Total net assets......  $120,282    $323,471   $4,846,541    $956,985     $545,078    $1,133,792
                           ========    ========   ==========    ========     ========    ==========
FUND SHARE
  INFORMATION
Number of shares.........     9,569      30,836      414,589     116,848       37,905       190,874
                           ========    ========   ==========    ========     ========    ==========
Cost of investments......  $117,410    $313,850   $4,803,211    $943,125     $606,801    $  853,944
                           ========    ========   ==========    ========     ========    ==========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................  $  10.96    $  10.96   $    13.12    $   8.76     $  16.36    $     5.91
                           ========    ========   ==========    ========     ========    ==========
   Highest...............  $  11.07    $  11.08   $    13.95    $   9.02     $  16.68    $     6.09
                           ========    ========   ==========    ========     ========    ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                            Putnam      Putnam      Putnam      Putnam      Putnam      Putnam
                           Variable    Variable    Variable    Variable    Variable    Variable
                             Trust       Trust       Trust       Trust       Trust       Trust
                          Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                          ----------- ----------- ----------- ----------- ----------- -----------
                                                      VT          VT
                              VT          VT      The George    Global        VT          VT
                          Diversified   Equity    Putnam Fund    Asset      Global    Growth and
                            Income      Income     of Boston  Allocation    Equity      Income
                          ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value $7,096,944  $2,023,643  $14,232,711 $9,015,305  $5,648,390  $34,296,448
                          ----------  ----------  ----------- ----------  ----------  -----------
   Total assets.......... $7,096,944  $2,023,643  $14,232,711 $9,015,305  $5,648,390  $34,296,448
                          ==========  ==========  =========== ==========  ==========  ===========
NET ASSETS
Accumulation units....... $7,076,393  $2,023,643  $14,215,775 $9,015,305  $5,628,742  $34,268,571
Contracts in payout
  (annuitization) period.     20,551          --       16,936         --      19,648       27,877
   Total net assets...... $7,096,944  $2,023,643  $14,232,711 $9,015,305  $5,648,390  $34,296,448
                          ==========  ==========  =========== ==========  ==========  ===========
FUND SHARE
  INFORMATION
Number of shares.........    815,741     135,180    1,295,060    532,190     390,082    1,483,410
                          ==========  ==========  =========== ==========  ==========  ===========
Cost of investments...... $7,055,411  $1,885,047  $13,916,729 $7,580,904  $5,349,929  $35,525,725
                          ==========  ==========  =========== ==========  ==========  ===========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................ $    14.30  $    16.27  $     11.38 $    11.43  $     7.42  $     11.01
                          ==========  ==========  =========== ==========  ==========  ===========
   Highest............... $    14.60  $    16.58  $     14.68 $    16.10  $    11.64  $     16.43
                          ==========  ==========  =========== ==========  ==========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                             Putnam       Putnam      Putnam      Putnam       Putnam        Putnam
                            Variable     Variable    Variable    Variable     Variable      Variable
                              Trust        Trust       Trust       Trust        Trust         Trust
                           Sub-Account  Sub-Account Sub-Account Sub-Account  Sub-Account   Sub-Account
                          ------------- ----------- ----------- ----------- ------------- -------------
                                                                                               VT
                                                                                 VT       International
                            VT Growth    VT Health    VT High               International  Growth and
                          Opportunities  Sciences      Yield     VT Income     Equity        Income
                          ------------- ----------- ----------- ----------- ------------- -------------
ASSETS
Investments at fair value  $1,571,984   $4,485,428  $9,675,083  $26,615,651  $19,421,768   $4,002,491
                           ----------   ----------  ----------  -----------  -----------   ----------
   Total assets..........  $1,571,984   $4,485,428  $9,675,083  $26,615,651  $19,421,768   $4,002,491
                           ==========   ==========  ==========  ===========  ===========   ==========
NET ASSETS
Accumulation units.......  $1,569,858   $4,482,959  $9,636,980  $26,573,572  $19,310,660   $3,943,737
Contracts in payout
  (annuitization) period.       2,126        2,469      38,103       42,079      111,108       58,754
   Total net assets......  $1,571,984   $4,485,428  $9,675,083  $26,615,651  $19,421,768   $4,002,491
                           ==========   ==========  ==========  ===========  ===========   ==========
FUND SHARE
  INFORMATION
Number of shares.........     284,780      334,484   1,309,213    2,114,031    1,024,355      242,870
                           ==========   ==========  ==========  ===========  ===========   ==========
Cost of investments......  $2,009,637   $4,057,113  $9,985,220  $26,297,215  $15,971,126   $3,353,849
                           ==========   ==========  ==========  ===========  ===========   ==========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................  $     4.79   $    10.07  $    11.36  $     10.56  $     11.89   $    15.72
                           ==========   ==========  ==========  ===========  ===========   ==========
   Highest...............  $     4.86   $    13.38  $    16.51  $     13.46  $     23.07   $    17.78
                           ==========   ==========  ==========  ===========  ===========   ==========


                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                             Putnam       Putnam      Putnam      Putnam       Putnam       Putnam
                            Variable     Variable    Variable    Variable     Variable     Variable
                              Trust        Trust       Trust       Trust        Trust        Trust
                           Sub-Account  Sub-Account Sub-Account Sub-Account  Sub-Account  Sub-Account
                          ------------- ----------- ----------- ----------- ------------- -----------
                               VT
                          International                 VT          VT           VT           VT
                               New          VT        Mid Cap      Money         New          New
                          Opportunities  Investors     Value      Market    Opportunities    Value
                          ------------- ----------- ----------- ----------- ------------- -----------
ASSETS
Investments at fair value  $3,066,182   $13,067,107 $1,045,272  $25,381,805  $ 8,831,029  $15,117,856
                           ----------   ----------- ----------  -----------  -----------  -----------
   Total assets..........  $3,066,182   $13,067,107 $1,045,272  $25,381,805  $ 8,831,029  $15,117,856
                           ==========   =========== ==========  ===========  ===========  ===========
NET ASSETS
Accumulation units.......  $3,066,182   $13,037,021 $1,013,482  $25,362,345  $ 8,819,006  $15,045,220
Contracts in payout
  (annuitization) period.          --        30,086     31,790       19,460       12,023       72,636
   Total net assets......  $3,066,182   $13,067,107 $1,045,272  $25,381,805  $ 8,831,029  $15,117,856
                           ==========   =========== ==========  ===========  ===========  ===========
FUND SHARE
  INFORMATION
Number of shares.........     149,716     1,132,332     63,931   25,381,805      416,755      967,853
                           ==========   =========== ==========  ===========  ===========  ===========
Cost of investments......  $2,489,635   $13,104,902 $  964,067  $25,381,805  $11,174,003  $14,955,364
                           ==========   =========== ==========  ===========  ===========  ===========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................  $     7.94   $      7.17 $    18.14  $     10.24  $      5.44  $     11.55
                           ==========   =========== ==========  ===========  ===========  ===========
   Highest...............  $    15.81   $     16.43 $    18.49  $     11.67  $     17.96  $     18.78
                           ==========   =========== ==========  ===========  ===========  ===========


                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                            Putnam      Putnam      Putnam       Putnam      Putnam      Putnam
                           Variable    Variable    Variable     Variable    Variable    Variable
                             Trust       Trust       Trust       Trust        Trust       Trust
                          Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account Sub-Account
                          ----------- ----------- ----------- ------------ ----------- -----------
                           VT OTC &                           VT Utilities
                           Emerging                VT Small    Growth and
                            Growth    VT Research  Cap Value     Income     VT Vista   VT Voyager
                          ----------- ----------- ----------- ------------ ----------- -----------
ASSETS
Investments at fair value $2,170,960  $5,054,094  $7,477,379   $5,264,414  $5,827,420  $17,649,653
                          ----------  ----------  ----------   ----------  ----------  -----------
   Total assets.......... $2,170,960  $5,054,094  $7,477,379   $5,264,414  $5,827,420  $17,649,653
                          ==========  ==========  ==========   ==========  ==========  ===========
NET ASSETS
Accumulation units....... $2,170,960  $5,050,872  $7,451,392   $5,244,369  $5,827,420  $17,632,019
Contracts in payout
  (annuitization) period.         --       3,222      25,987       20,045          --       17,634
   Total net assets...... $2,170,960  $5,054,094  $7,477,379   $5,264,414  $5,827,420  $17,649,653
                          ==========  ==========  ==========   ==========  ==========  ===========
FUND SHARE
  INFORMATION
Number of shares.........    265,723     384,634     398,794      251,525     381,876      556,245
                          ==========  ==========  ==========   ==========  ==========  ===========
Cost of investments...... $3,053,766  $4,619,194  $6,911,862   $3,618,855  $5,729,640  $20,212,107
                          ==========  ==========  ==========   ==========  ==========  ===========
ACCUMULATION UNIT
  FAIR VALUE
   Lowest................ $     2.71  $     9.22  $    13.95   $    14.77  $     6.74  $      6.30
                          ==========  ==========  ==========   ==========  ==========  ===========
   Highest............... $     6.50  $    15.82  $    23.17   $    27.01  $    18.86  $     14.63
                          ==========  ==========  ==========   ==========  ==========  ===========


                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                    The Universal  The Universal   The Universal   The Universal The Universal The Universal
                    Institutional  Institutional   Institutional   Institutional Institutional Institutional
                     Funds, Inc.    Funds, Inc.     Funds, Inc.     Funds, Inc.   Funds, Inc.   Funds, Inc.
                     Sub-Account    Sub-Account     Sub-Account     Sub-Account   Sub-Account   Sub-Account
                    -------------- ------------- ----------------- ------------- ------------- -------------
                      Van Kampen    Van Kampen      Van Kampen      Van Kampen    Van Kampen    Van Kampen
                     UIF Emerging   UIF Equity   UIF International  UIF Mid Cap  UIF U.S. Mid  UIF U.S. Real
                    Markets Equity    Growth          Magnum          Growth       Cap Value      Estate
                    -------------- ------------- ----------------- ------------- ------------- -------------
ASSETS
Investments at fair
  value............   $1,707,155    $2,978,941      $1,039,188      $1,075,588    $4,448,119    $1,536,369
                      ----------    ----------      ----------      ----------    ----------    ----------
   Total assets....   $1,707,155    $2,978,941      $1,039,188      $1,075,588    $4,448,119    $1,536,369
                      ==========    ==========      ==========      ==========    ==========    ==========
NET ASSETS
Accumulation
  units............   $1,707,155    $2,978,941      $1,039,188      $1,075,588    $4,448,119    $1,536,369
Contracts in payout
  (annuitization)
  period...........           --            --              --              --            --            --
   Total net
     assets........   $1,707,155    $2,978,941      $1,039,188      $1,075,588    $4,448,119    $1,536,369
                      ==========    ==========      ==========      ==========    ==========    ==========
FUND SHARE
  INFORMATION
Number of shares...       70,340       148,280          71,668          73,771       232,764        69,677
                      ==========    ==========      ==========      ==========    ==========    ==========
Cost of
  investments......   $  852,915    $2,246,314      $  817,059      $  695,659    $3,636,740    $1,218,228
                      ==========    ==========      ==========      ==========    ==========    ==========
ACCUMULATION
  UNIT FAIR
  VALUE
   Lowest..........   $    29.57    $     9.47      $    15.01      $    18.36    $    14.98    $    21.87
                      ==========    ==========      ==========      ==========    ==========    ==========
   Highest.........   $    39.04    $    15.23      $    16.65      $    19.91    $    17.70    $    28.00
                      ==========    ==========      ==========      ==========    ==========    ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                     The Universal    The Universal   The Universal The Universal The Universal The Universal
                     Institutional    Institutional   Institutional Institutional Institutional Institutional
                      Funds, Inc.      Funds, Inc.     Funds, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.
                       (Class II)      (Class II)      (Class II)    (Class II)    (Class II)    (Class II)
                      Sub-Account      Sub-Account     Sub-Account   Sub-Account   Sub-Account   Sub-Account
                     -------------- ----------------- ------------- ------------- ------------- -------------
                                                                                                 Van Kampen
                     Van Kampen UIF                    Van Kampen    Van Kampen    Van Kampen     UIF Int'l
                        Emerging     Van Kampen UIF    UIF Equity    UIF Equity    UIF Global      Growth
                      Markets Debt  Emerging Markets   and Income      Growth       Franchise      Equity
                       (Class II)   Equity (Class II)  (Class II)    (Class II)    (Class II)    (Class II)
                     -------------- ----------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair
  value.............   $5,427,182      $1,968,384      $6,210,627    $1,422,453    $9,689,953     $108,418
                       ----------      ----------      ----------    ----------    ----------     --------
   Total assets.....   $5,427,182      $1,968,384      $6,210,627    $1,422,453    $9,689,953     $108,418
                       ==========      ==========      ==========    ==========    ==========     ========
NET ASSETS
Accumulation units..   $5,427,182      $1,968,384      $6,210,627    $1,422,453    $9,689,953     $108,418
Contracts in payout
  (annuitization)
  period............           --              --              --            --            --           --
   Total net assets.   $5,427,182      $1,968,384      $6,210,627    $1,422,453    $9,689,953     $108,418
                       ==========      ==========      ==========    ==========    ==========     ========
FUND SHARE
  INFORMATION
Number of shares....      639,244          81,170         421,345        71,552       535,652        8,953
                       ==========      ==========      ==========    ==========    ==========     ========
Cost of investments.   $5,506,202      $1,010,922      $5,698,497    $  971,078    $8,303,963     $ 99,856
                       ==========      ==========      ==========    ==========    ==========     ========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........   $    12.49      $    43.62      $    12.09    $    14.70    $    13.61     $  12.01
                       ==========      ==========      ==========    ==========    ==========     ========
   Highest..........   $    19.29      $    44.88      $    15.37    $    17.43    $    19.59     $  12.14
                       ==========      ==========      ==========    ==========    ==========     ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                          The           The            The           The          Van         Van
                       Universal     Universal      Universal     Universal     Kampen      Kampen
                     Institutional Institutional  Institutional Institutional    Life        Life
                      Funds, Inc.   Funds, Inc.    Funds, Inc.   Funds, Inc.  Investment  Investment
                      (Class II)     (Class II)    (Class II)    (Class II)      Trust       Trust
                      Sub-Account   Sub-Account    Sub-Account   Sub-Account  Sub-Account Sub-Account
                     ------------- -------------- ------------- ------------- ----------- -----------
                          Van           Van            Van           Van
                        Kampen         Kampen        Kampen        Kampen
                        UIF Mid      UIF Small      UIF U.S.      UIF U.S.
                      Cap Growth   Company Growth Mid Cap Value  Real Estate      LIT         LIT
                      (Class II)     (Class II)    (Class II)    (Class II)    Comstock   Government
                     ------------- -------------- ------------- ------------- ----------- -----------
ASSETS
Investments at fair
  value.............  $5,384,821     $2,235,184    $7,919,928    $10,656,921  $4,954,626   $516,103
                      ----------     ----------    ----------    -----------  ----------   --------
   Total assets.....  $5,384,821     $2,235,184    $7,919,928    $10,656,921  $4,954,626   $516,103
                      ==========     ==========    ==========    ===========  ==========   ========
NET ASSETS
Accumulation units..  $5,384,821     $2,235,184    $7,919,928    $10,656,921  $4,951,982   $516,103
Contracts in payout
  (annuitization)
  period............          --             --            --             --       2,644         --
   Total net assets.  $5,384,821     $2,235,184    $7,919,928    $10,656,921  $4,954,626   $516,103
                      ==========     ==========    ==========    ===========  ==========   ========
FUND SHARE
  INFORMATION
Number of shares....     371,367        132,025       415,963        488,402     357,477     54,213
                      ==========     ==========    ==========    ===========  ==========   ========
Cost of investments.  $4,295,112     $1,985,164    $7,225,813    $10,149,578  $4,278,147   $507,845
                      ==========     ==========    ==========    ===========  ==========   ========
ACCUMULATION
  UNIT FAIR
  VALUE
   Lowest...........  $    11.80     $    13.21    $    14.31    $     12.82  $    13.65   $  12.17
                      ==========     ==========    ==========    ===========  ==========   ========
   Highest..........  $    23.74     $    19.99    $    21.25    $     25.08  $    15.32   $  12.17
                      ==========     ==========    ==========    ===========  ==========   ========


                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                                                  Van           Van          Van         Van
                         Van         Van      Kampen Life   Kampen Life  Kampen Life Kampen Life
                     Kampen Life Kampen Life   Investment    Investment  Investment  Investment
                     Investment  Investment      Trust         Trust        Trust       Trust
                        Trust       Trust      (Class II)    (Class II)  (Class II)  (Class II)
                     Sub-Account Sub-Account  Sub-Account   Sub-Account  Sub-Account Sub-Account
                     ----------- ----------- -------------- ------------ ----------- -----------
                                             LIT Aggressive              LIT Growth   LIT Money
                      LIT Money   LIT Strat      Growth     LIT Comstock and Income    Market
                       Market      Growth      (Class II)    (Class II)  (Class II)  (Class II)
                     ----------- ----------- -------------- ------------ ----------- -----------
ASSETS
Investments at fair
  value............. $2,132,177  $2,195,415    $1,792,532   $20,338,505  $13,553,503 $9,200,135
                     ----------  ----------    ----------   -----------  ----------- ----------
   Total assets..... $2,132,177  $2,195,415    $1,792,532   $20,338,505  $13,553,503 $9,200,135
                     ==========  ==========    ==========   ===========  =========== ==========
NET ASSETS
Accumulation units.. $2,132,177  $2,195,415    $1,792,532   $20,334,100  $13,548,933 $9,195,379
Contracts in payout
  (annuitization)
  period............         --          --            --         4,405        4,570      4,756
   Total net assets. $2,132,177  $2,195,415    $1,792,532   $20,338,505  $13,553,503 $9,200,135
                     ==========  ==========    ==========   ===========  =========== ==========
FUND SHARE
  INFORMATION
Number of shares....  2,132,177      65,185       313,380     1,473,805      636,016  9,200,135
                     ==========  ==========    ==========   ===========  =========== ==========
Cost of investments. $2,132,177  $2,242,627    $1,435,669   $18,569,906  $11,982,621 $9,200,135
                     ==========  ==========    ==========   ===========  =========== ==========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest........... $    11.09  $     5.60    $    13.94   $     11.51  $     12.55 $    10.34
                     ==========  ==========    ==========   ===========  =========== ==========
   Highest.......... $    11.09  $    15.97    $    19.24   $     16.48  $     18.99 $    10.65
                     ==========  ==========    ==========   ===========  =========== ==========


                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                               December 31, 2007
--------------------------------------------------------------------------------

                                    Van Kampen Life
                                       Investment      Wells Fargo     Wells Fargo      Wells Fargo
                                    Trust (Class II)  Variable Trust  Variable Trust   Variable Trust
                                      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                                    ---------------- ---------------- -------------- ------------------
                                                       Wells Fargo     Wells Fargo      Wells Fargo
                                          LIT           Advantage       Advantage        Advantage
                                    Strat Growth II  Asset Allocation Equity Income  Large Company Core
                                    ---------------- ---------------- -------------- ------------------
ASSETS
Investments at fair value..........    $3,374,614        $629,594        $413,146         $589,258
                                       ----------        --------        --------         --------
   Total assets....................    $3,374,614        $629,594        $413,146         $589,258
                                       ==========        ========        ========         ========
NET ASSETS
Accumulation units.................    $3,374,614        $629,594        $413,146         $589,258
Contracts in payout (annuitization)
  period...........................            --              --              --               --
   Total net assets................    $3,374,614        $629,594        $413,146         $589,258
                                       ==========        ========        ========         ========
FUND SHARE INFORMATION
Number of shares...................       101,370          43,005          22,046           36,921
                                       ==========        ========        ========         ========
Cost of investments................    $2,510,160        $513,828        $343,096         $483,129
                                       ==========        ========        ========         ========
ACCUMULATION UNIT FAIR
  VALUE
   Lowest..........................    $     9.45        $  12.57        $  13.13         $   7.69
                                       ==========        ========        ========         ========
   Highest.........................    $    15.48        $  12.57        $  13.13         $   7.69
                                       ==========        ========        ========         ========


                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                            AIM         AIM         AIM          AIM         AIM         AIM
                                         Variable    Variable     Variable    Variable    Variable    Variable
                                         Insurance   Insurance   Insurance    Insurance   Insurance   Insurance
                                           Funds       Funds       Funds        Funds       Funds       Funds
                                        Sub-Account Sub-Account Sub-Account  Sub-Account Sub-Account Sub-Account
                                        ----------- ----------- ------------ ----------- ----------- -----------
                                         AIM V. I.               AIM V. I.    AIM V. I.               AIM V. I.
                                           Basic     AIM V. I.    Capital      Capital    AIM V. I.  Diversified
                                         Balanced   Basic Value Appreciation Development Core Equity   Income
                                        ----------- ----------- ------------ ----------- ----------- -----------
NET INVESTMENT INCOME
  (LOSS)
Dividends.............................. $  212,742  $   25,058   $       --   $     --   $  209,842   $ 199,770
Charges from Allstate Life Insurance
  Company of New York:
   Mortality and expense risk..........    (86,126)    (56,416)    (194,466)   (15,256)    (257,250)    (38,080)
   Administrative expense..............     (7,479)     (4,747)     (16,458)    (1,321)     (21,382)     (3,211)
                                        ----------  ----------   ----------   --------   ----------   ---------
   Net investment income (loss)........    119,137     (36,105)    (210,924)   (16,577)     (68,790)    158,479
                                        ----------  ----------   ----------   --------   ----------   ---------
NET REALIZED AND
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales.................  1,637,128   1,172,919    4,699,758    568,124    6,659,193     825,696
   Cost of investments sold............  1,458,089     897,884    4,228,877    408,272    5,628,111     886,415
                                        ----------  ----------   ----------   --------   ----------   ---------
       Realized gains (losses) on
         fund shares...................    179,039     275,035      470,881    159,852    1,031,082     (60,719)
Realized gain distributions............         --     233,597           --     85,866           --          --
                                        ----------  ----------   ----------   --------   ----------   ---------
   Net realized gains (losses).........    179,039     508,632      470,881    245,718    1,031,082     (60,719)
Change in unrealized gains (losses)....   (202,896)   (433,216)   1,476,868    (90,864)     536,655     (79,260)
                                        ----------  ----------   ----------   --------   ----------   ---------
   Net realized and unrealized gains
     (losses) on investments...........    (23,857)     75,416    1,947,749    154,854    1,567,737    (139,979)
                                        ----------  ----------   ----------   --------   ----------   ---------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS............... $   95,280  $   39,311   $1,736,825   $138,277   $1,498,947   $  18,500
                                        ==========  ==========   ==========   ========   ==========   =========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                            AIM         AIM          AIM          AIM         AIM         AIM
                                         Variable    Variable     Variable     Variable    Variable     Variable
                                         Insurance   Insurance    Insurance    Insurance   Insurance   Insurance
                                           Funds       Funds        Funds        Funds       Funds       Funds
                                        Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account Sub-Account
                                        ----------- ----------- ------------- ----------- ----------- ------------
                                         AIM V. I.                AIM V. I.    AIM V. I.   AIM V. I.
                                        Government   AIM V. I.  International  Large Cap    Mid Cap    AIM V. I.
                                        Securities  High Yield     Growth       Growth    Core Equity Money Market
                                        ----------- ----------- ------------- ----------- ----------- ------------
NET INVESTMENT INCOME
  (LOSS)
Dividends..............................  $298,897    $ 163,543   $   27,724   $    1,820   $  3,961    $  111,379
Charges from Allstate Life Insurance
  Company of New York:
   Mortality and expense risk..........   (75,482)     (27,015)     (87,255)     (67,938)   (24,647)      (29,974)
   Administrative expense..............    (6,525)      (2,334)      (7,390)      (6,010)    (1,947)       (2,522)
                                         --------    ---------   ----------   ----------   --------    ----------
   Net investment income (loss)........   216,890      134,194      (66,921)     (72,128)   (22,633)       78,883
                                         --------    ---------   ----------   ----------   --------    ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales.................   972,196      225,065    2,416,813    1,148,321    411,083     1,924,243
   Cost of investments sold............   965,795      219,054    1,513,847      963,800    344,339     1,924,243
                                         --------    ---------   ----------   ----------   --------    ----------
       Realized gains (losses) on
         fund shares...................     6,401        6,011      902,966      184,521     66,744            --
Realized gain distributions............        --           --           --           --     25,836            --
                                         --------    ---------   ----------   ----------   --------    ----------
   Net realized gains (losses).........     6,401        6,011      902,966      184,521     92,580            --
Change in unrealized gains (losses)....   133,748     (138,832)     129,489      676,479     82,580            --
                                         --------    ---------   ----------   ----------   --------    ----------
   Net realized and unrealized gains
     (losses) on investments...........   140,149     (132,821)   1,032,455      861,000    175,160            --
                                         --------    ---------   ----------   ----------   --------    ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS...........................  $357,039    $   1,373   $  965,534   $  788,872   $152,527    $   78,883
                                         ========    =========   ==========   ==========   ========    ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                   AIM         AIM
                                           AIM         AIM      Variable    Variable         AIM             AIM
                                        Variable    Variable    Insurance   Insurance     Variable        Variable
                                        Insurance   Insurance     Funds       Funds       Insurance       Insurance
                                          Funds       Funds     Series II   Series II  Funds Series II Funds Series II
                                       Sub-Account Sub-Account Sub-Account Sub-Account   Sub-Account     Sub-Account
                                       ----------- ----------- ----------- ----------- --------------- ---------------
                                                                AIM V. I.   AIM V. I.     AIM V. I.       AIM V. I.
                                        AIM V. I.   AIM V. I.     Basic       Basic        Capital         Capital
                                       Technology   Utilities  Balanced II  Value II   Appreciation II Development II
                                       ----------- ----------- ----------- ----------- --------------- ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends.............................  $     --    $ 32,541    $  6,025    $   4,165     $     --         $   --
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense risk.........    (6,890)    (23,773)     (4,956)     (20,311)     (11,072)          (601)
   Administrative expense.............      (621)     (2,010)       (353)      (2,493)      (1,181)           (42)
                                        --------    --------    --------    ---------     --------         ------
   Net investment income
     (loss)...........................    (7,511)      6,758         716      (18,639)     (12,253)          (643)
                                        --------    --------    --------    ---------     --------         ------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales................   208,776     848,765     449,074      481,728      221,341          1,131
   Cost of investments sold...........   157,564     518,610     358,846      361,914      169,076            927
                                        --------    --------    --------    ---------     --------         ------
       Realized gains (losses) on
         fund shares..................    51,212     330,155      90,228      119,814       52,265            204
Realized gain distributions...........        --      84,343          --       70,019           --          3,479
                                        --------    --------    --------    ---------     --------         ------
   Net realized gains (losses)........    51,212     414,498      90,228      189,833       52,265          3,683
Change in unrealized gains
  (losses)............................    (4,054)    (62,451)    (81,653)    (160,109)      33,889           (266)
                                        --------    --------    --------    ---------     --------         ------
   Net realized and unrealized
     gains (losses) on
     investments......................    47,158     352,047       8,575       29,724       86,154          3,417
                                        --------    --------    --------    ---------     --------         ------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS..........................  $ 39,647    $358,805    $  9,291    $  11,085     $ 73,901         $2,774
                                        ========    ========    ========    =========     ========         ======

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                           AIM         AIM          AIM          AIM          AIM          AIM
                                        Variable    Variable     Variable     Variable     Variable     Variable
                                        Insurance   Insurance    Insurance    Insurance    Insurance    Insurance
                                          Funds       Funds        Funds        Funds        Funds        Funds
                                        Series II   Series II    Series II    Series II    Series II    Series II
                                       Sub-Account Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                       ----------- ----------- ------------- ----------- ------------- -----------
                                        AIM V. I.   AIM V. I.    AIM V. I.    AIM V. I.    AIM V. I.    AIM V. I.
                                          Core     Diversified  Government      High     International  Large Cap
                                        Equity II   Income II  Securities II  Yield II     Growth II    Growth II
                                       ----------- ----------- ------------- ----------- ------------- -----------
NET INVESTMENT INCOME
  (LOSS)
Dividends.............................  $  3,016     $ 5,503      $ 4,927     $  1,019     $    722     $     --
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense risk.........    (5,160)     (1,501)      (1,910)        (927)      (2,502)      (2,759)
   Administrative expense.............      (492)       (110)        (141)         (72)        (184)        (186)
                                        --------     -------      -------     --------     --------     --------
   Net investment income
     (loss)...........................    (2,636)      3,892        2,876           20       (1,964)      (2,945)
                                        --------     -------      -------     --------     --------     --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales................   149,087      86,194       29,729      177,507      131,690      100,924
   Cost of investments sold...........   114,938      91,445       30,373      172,528       66,276       84,559
                                        --------     -------      -------     --------     --------     --------
       Realized gains (losses) on
         fund shares..................    34,149      (5,251)        (644)       4,979       65,414       16,365
Realized gain distributions...........        --          --           --           --           --           --
                                        --------     -------      -------     --------     --------     --------
   Net realized gains (losses)........    34,149      (5,251)        (644)       4,979       65,414       16,365
Change in unrealized gains
  (losses)............................    (8,078)      2,469        4,035       (1,262)     (41,176)       8,610
                                        --------     -------      -------     --------     --------     --------
   Net realized and unrealized
     gains (losses) on
     investments......................    26,071      (2,782)       3,391        3,717       24,238       24,975
                                        --------     -------      -------     --------     --------     --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS..........................  $ 23,435     $ 1,110      $ 6,267     $  3,737     $ 22,274     $ 22,030
                                        ========     =======      =======     ========     ========     ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                        AIM         AIM          AIM          AIM       Alliance     Alliance
                                     Variable    Variable     Variable      Variable    Bernstein   Bernstein
                                     Insurance   Insurance    Insurance    Insurance    Variable     Variable
                                       Funds       Funds        Funds        Funds       Product     Product
                                     Series II   Series II    Series II    Series II   Series Fund Series Fund
                                    Sub-Account Sub-Account  Sub-Account  Sub-Account  Sub-Account Sub-Account
                                    ----------- ----------- ------------- ------------ ----------- ------------
                                     AIM V. I.                                          Alliance     Alliance
                                      Mid Cap    AIM V. I.                              Bernstein   Bernstein
                                       Core        Money      AIM V. I.    AIM V. I.       VPS      VPS Growth
                                     Equity II   Market II  Technology II Utilities II Growth (a)  & Income (b)
                                    ----------- ----------- ------------- ------------ ----------- ------------
NET INVESTMENT INCOME
  (LOSS)
Dividends..........................  $    289     $ 7,796       $  --        $1,153     $     --    $   71,943
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense
     risk..........................    (9,847)     (2,599)       (171)         (592)     (39,217)      (83,993)
   Administrative expense..........      (997)       (187)        (11)          (39)      (4,255)       (7,857)
                                     --------     -------       -----        ------     --------    ----------
   Net investment income
     (loss)........................   (10,555)      5,010        (182)          522      (43,472)      (19,907)
                                     --------     -------       -----        ------     --------    ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales.............   234,320      42,562         181         1,160      690,680     1,363,467
   Cost of investments sold........   213,031      42,562         138           871      538,317     1,078,881
                                     --------     -------       -----        ------     --------    ----------
       Realized gains (losses)
         on fund shares............    21,289          --          43           289      152,363       284,586
Realized gain distributions........     8,668          --          --         3,199           --       295,931
                                     --------     -------       -----        ------     --------    ----------
   Net realized gains
     (losses)......................    29,957          --          43         3,488      152,363       580,517
Change in unrealized gains
  (losses).........................    33,141          --         709         2,617      163,920      (354,020)
                                     --------     -------       -----        ------     --------    ----------
   Net realized and unrealized
     gains (losses) on
     investments...................    63,098          --         752         6,105      316,283       226,497
                                     --------     -------       -----        ------     --------    ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS.......................  $ 52,543     $ 5,010       $ 570        $6,627     $272,811    $  206,590
                                     ========     =======       =====        ======     ========    ==========

--------
(a)Previously known as AllianceBernstein Growth
(b)Previously known as AllianceBernstein Growth & Income

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                         Alliance     Alliance    Alliance    Alliance    Alliance
                                         Bernstein    Bernstein   Bernstein   Bernstein   Bernstein   Delaware
                                         Variable     Variable    Variable    Variable    Variable      Group
                                          Product      Product     Product     Product     Product     Premium
                                        Series Fund  Series Fund Series Fund Series Fund Series Fund  Fund, Inc
                                        Sub-Account  Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                       ------------- ----------- ----------- ----------- ----------- -----------
                                         Alliance     Alliance    Alliance
                                         Bernstein    Bernstein   Bernstein   Alliance    Alliance    Delaware
                                            VPS       VPS Large  VPS Small/   Bernstein   Bernstein    VIP GP
                                       International     Cap       Mid Cap   VPS Utility  VPS Value   Small Cap
                                         Value (c)   Growth (d)   Value (e)  Income (f)      (g)        Value
                                       ------------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
  (LOSS)
Dividends.............................   $  9,699     $     --    $  20,933    $ 2,990     $   437    $  20,993
Charges from Allstate Life Insurance
  Company of New York:
   Mortality and expense risk.........    (14,709)      (9,557)     (43,778)    (2,223)       (524)     (48,351)
   Administrative expense.............     (1,818)        (891)      (5,614)      (290)        (62)      (4,204)
                                         --------     --------    ---------    -------     -------    ---------
   Net investment income
     (loss)...........................     (6,828)     (10,448)     (28,459)       477        (149)     (31,562)
                                         --------     --------    ---------    -------     -------    ---------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales................    178,881      168,576      704,179     16,847      16,273      264,777
   Cost of investments sold...........    146,252      158,008      583,627     12,552      17,279      201,378
                                         --------     --------    ---------    -------     -------    ---------
       Realized gains (losses) on
         fund shares..................     32,629       10,568      120,552      4,295      (1,006)      63,399
Realized gain distributions...........     36,352           --      195,785        110         999      333,516
                                         --------     --------    ---------    -------     -------    ---------
   Net realized gains (losses)........     68,981       10,568      316,337      4,405          (7)     396,915
Change in unrealized gains
  (losses)............................    (31,768)      83,018     (258,207)    21,797      (4,078)    (677,834)
                                         --------     --------    ---------    -------     -------    ---------
   Net realized and unrealized
     gains (losses) on
     investments......................     37,213       93,586       58,130     26,202      (4,085)    (280,919)
                                         --------     --------    ---------    -------     -------    ---------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS..........................   $ 30,385     $ 83,138    $  29,671    $26,679     $(4,234)   $(312,481)
                                         ========     ========    =========    =======     =======    =========

--------
(c)Previously known as AllianceBernstein International Value
(d)Previously known as AllianceBernstein Large Cap Growth
(e)Previously known as AllianceBernstein Small/Mid Cap Value
(f)Previously known as AllianceBernstein Utility Income
(g)Previously known as AllianceBernstein Value

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                     Dreyfus
                                        Delaware    Socially                 Dreyfus      Dreyfus       DWS
                                          Group    Responsible   Dreyfus     Variable    Variable    Variable
                                         Premium     Growth    Stock Index  Investment  Investment  Investment
                                        Fund, Inc  Fund, Inc.     Fund         Fund        Fund      Series I
                                       Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account Sub-Account
                                       ----------- ----------- ----------- ------------ ----------- -----------
                                                     Dreyfus
                                                    Socially
                                        Delaware   Responsible   Dreyfus
                                         VIP GP      Growth    Stock Index VIF Capital   VIF Money    DWS VIP
                                          Trend       Fund        Fund     Appreciation   Market      Bond A
                                       ----------- ----------- ----------- ------------ ----------- -----------
NET INVESTMENT INCOME
  (LOSS)
Dividends.............................  $     --     $ 1,315    $116,288     $ 12,689    $117,967     $2,179
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense risk.........   (13,195)     (2,828)    (77,833)      (9,379)    (28,715)      (227)
   Administrative expense.............    (1,147)       (246)     (6,768)        (816)     (2,497)      (140)
                                        --------     -------    --------     --------    --------     ------
   Net investment income
     (loss)...........................   (14,342)     (1,759)     31,687        2,494      86,755      1,812
                                        --------     -------    --------     --------    --------     ------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales................    95,471      49,892     720,102      120,454     721,022        363
   Cost of investments sold...........    61,408      46,358     525,744       92,918     721,022        362
                                        --------     -------    --------     --------    --------     ------
       Realized gains (losses) on
         fund shares..................    34,063       3,534     194,358       27,536          --          1
Realized gain distributions...........     7,500          --          --           --          --         --
                                        --------     -------    --------     --------    --------     ------
   Net realized gains (losses)........    41,563       3,534     194,358       27,536          --          1
Change in unrealized gains
  (losses)............................    74,697      14,274      44,378       14,331          --       (282)
                                        --------     -------    --------     --------    --------     ------
   Net realized and unrealized
     gains (losses) on
     investments......................   116,260      17,808     238,736       41,867          --       (281)
                                        --------     -------    --------     --------    --------     ------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS..........................  $101,918     $16,049    $270,423     $ 44,361    $ 86,755     $1,531
                                        ========     =======    ========     ========    ========     ======

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                   DWS         DWS          DWS          DWS         DWS       Fidelity
                                Variable    Variable     Variable     Variable    Variable     Variable
                               Investment  Investment   Investment   Investment  Investment    Insurance
                                Series I    Series I     Series I     Series II   Series II  Products Fund
                               Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account  Sub-Account
                               ----------- ----------- ------------- ----------- ----------- -------------
                                 DWS VIP     DWS VIP                   DWS VIP     DWS VIP
                                 Capital   Growth and     DWS VIP       Money     Small Cap       VIP
                                Growth A    Income A   International Market A II  Growth A    Contrafund
                               ----------- ----------- ------------- ----------- ----------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.....................    $ 23        $ 61         $138        $ 3,178      $ --      $   55,465
Charges from Allstate Life
  Insurance Company of
  New York:
   Mortality and expense
     risk.....................     (15)        (20)         (23)          (272)      (14)        (69,129)
   Administrative
     expense..................     (11)        (15)         (18)          (194)      (11)         (6,011)
                                  ----        ----         ----        -------      ----      ----------
   Net investment income
     (loss)...................      (3)         26           97          2,712       (25)        (19,675)
                                  ----        ----         ----        -------      ----      ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales........      24          33           38         15,468        24       1,017,532
   Cost of investments
     sold.....................      20          32           36         15,468        20         757,335
                                  ----        ----         ----        -------      ----      ----------
       Realized gains
         (losses) on fund
         shares...............       4           1            2             --         4         260,197
Realized gain distributions...      --          67           --             --        --       1,481,321
                                  ----        ----         ----        -------      ----      ----------
   Net realized gains
     (losses).................       4          68            2             --         4       1,741,518
Change in unrealized gains
  (losses)....................     412         (62)         637             --       195        (831,946)
                                  ----        ----         ----        -------      ----      ----------
   Net realized and
     unrealized gains
     (losses) on
     investments..............     416           6          639             --       199         909,572
                                  ----        ----         ----        -------      ----      ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS..................    $413        $ 32         $736        $ 2,712      $174      $  889,897
                                  ====        ====         ====        =======      ====      ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                  Fidelity     Fidelity     Fidelity     Fidelity    Fidelity      Fidelity
                                  Variable     Variable     Variable     Variable    Variable      Variable
                                  Insurance    Insurance    Insurance    Insurance   Insurance    Insurance
                                  Products     Products     Products     Products    Products      Products
                                    Fund         Fund         Fund         Fund        Fund          Fund
                                 Sub-Account  Sub-Account  Sub-Account  Sub-Account Sub-Account  Sub-Account
                                ------------- ----------- ------------- ----------- ----------- --------------
                                     VIP                   VIP Growth       VIP      VIP Index  VIP Investment
                                Equity-Income VIP Growth  Opportunities High Income     500       Grade Bond
                                ------------- ----------- ------------- ----------- ----------- --------------
NET INVESTMENT
  INCOME (LOSS)
Dividends......................   $  98,473   $   40,408    $     --     $ 73,619    $ 143,936     $ 90,310
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense
     risk......................     (65,439)     (57,539)     (8,507)     (11,443)     (47,362)     (25,225)
   Administrative
     expense...................      (5,690)      (5,003)       (740)        (995)      (4,118)      (2,194)
                                  ---------   ----------    --------     --------    ---------     --------
   Net investment income
     (loss)....................      27,344      (22,134)     (9,247)      61,181       92,456       62,891
                                  ---------   ----------    --------     --------    ---------     --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales.........     514,290    1,052,660      76,053      362,388      734,324      308,302
   Cost of investments
     sold......................     410,448      785,323      54,451      361,820      553,626      318,634
                                  ---------   ----------    --------     --------    ---------     --------
       Realized gains
         (losses) on fund
         shares................     103,842      267,337      21,602          568      180,698      (10,332)
Realized gain distributions....     434,272        4,173          --           --           --           --
                                  ---------   ----------    --------     --------    ---------     --------
   Net realized gains
     (losses)..................     538,114      271,510      21,602          568      180,698      (10,332)
Change in unrealized gains
  (losses).....................    (541,278)     880,648     129,792      (47,752)    (102,315)      14,396
                                  ---------   ----------    --------     --------    ---------     --------
   Net realized and
     unrealized gains
     (losses) on
     investments...............      (3,164)   1,152,158     151,394      (47,184)      78,383        4,064
                                  ---------   ----------    --------     --------    ---------     --------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS...................   $  24,180   $1,130,024    $142,147     $ 13,997    $ 170,839     $ 66,955
                                  =========   ==========    ========     ========    =========     ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                             Fidelity
                                             Variable      Fidelity       Fidelity       Fidelity
                                 Fidelity    Insurance     Variable       Variable       Variable        Fidelity
                                 Variable    Products     Insurance      Insurance      Insurance        Variable
                                 Insurance     Fund        Products       Products       Products        Insurance
                                 Products    (Service   Fund (Service  Fund (Service  Fund (Service    Products Fund
                                   Fund      Class 2)      Class 2)       Class 2)       Class 2)    (Service Class 2)
                                Sub-Account Sub-Account  Sub-Account    Sub-Account    Sub-Account      Sub-Account
                                ----------- ----------- -------------- -------------- -------------- -----------------
                                                VIP      VIP Freedom    VIP Freedom    VIP Freedom      VIP Freedom
                                            Contrafund  2010 Portfolio 2020 Portfolio 2030 Portfolio Income Portfolio
                                    VIP      (Service      (Service       (Service       (Service        (Service
                                 Overseas    Class 2)      Class 2)       Class 2)       Class 2)        Class 2)
                                ----------- ----------- -------------- -------------- -------------- -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends......................  $ 70,563   $   30,761     $ 5,684        $ 5,294        $ 7,695          $ 9,096
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense
     risk......................   (23,747)     (52,401)     (2,184)        (2,819)        (4,586)          (2,520)
   Administrative expense......    (2,065)      (6,900)       (347)          (471)          (763)            (432)
                                 --------   ----------     -------        -------        -------          -------
   Net investment income
     (loss)....................    44,751      (28,540)      3,153          2,004          2,346            6,144
                                 --------   ----------     -------        -------        -------          -------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales.........   845,295      381,354      18,439         16,258          6,858            5,954
   Cost of investments
     sold......................   724,004      366,248      17,679         15,377          6,230            5,810
                                 --------   ----------     -------        -------        -------          -------
       Realized gains
         (losses) on fund
         shares................   121,291       15,106         760            881            628              144
Realized gain distributions....   139,209    1,050,037       5,790          7,963         16,285            2,389
                                 --------   ----------     -------        -------        -------          -------
   Net realized gains
     (losses)..................   260,500    1,065,143       6,550          8,844         16,913            2,533
Change in unrealized gains
  (losses).....................   (28,248)    (534,368)      1,644          7,991         16,896            1,212
                                 --------   ----------     -------        -------        -------          -------
   Net realized and
     unrealized gains (losses)
     on investments............   232,252      530,775       8,194         16,835         33,809            3,745
                                 --------   ----------     -------        -------        -------          -------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...................  $277,003   $  502,235     $11,347        $18,839        $36,155          $ 9,889
                                 ========   ==========     =======        =======        =======          =======

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                     Fidelity     Fidelity    Fidelity     Fidelity    Fidelity    Fidelity
                                     Variable     Variable    Variable     Variable    Variable    Variable
                                     Insurance   Insurance    Insurance   Insurance    Insurance   Insurance
                                     Products     Products    Products     Products    Products    Products
                                       Fund         Fund        Fund         Fund        Fund        Fund
                                     (Service     (Service    (Service     (Service    (Service    (Service
                                     Class 2)     Class 2)    Class 2)     Class 2)    Class 2)    Class 2)
                                    Sub-Account Sub-Account  Sub-Account Sub-Account  Sub-Account Sub-Account
                                    ----------- ------------ ----------- ------------ ----------- -----------
                                                 VIP Growth
                                    VIP Growth     Stock      VIP High                             VIP Money
                                     & Income    Portfolio     Income     VIP Index   VIP MidCap    Market
                                     (Service     (Service    (Service   500 (Service  (Service    (Service
                                     Class 2)   Class 2) (h)  Class 2)     Class 2)    Class 2)    Class 2)
                                    ----------- ------------ ----------- ------------ ----------- -----------
NET INVESTMENT INCOME
  (LOSS)
Dividends..........................   $ 3,557      $   --     $ 19,449     $18,852     $  8,998     $2,902
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense
     risk..........................    (3,721)       (207)      (3,350)     (7,968)     (27,050)      (736)
   Administrative expense..........      (494)        (30)        (447)     (1,146)      (3,534)      (116)
                                      -------      ------     --------     -------     --------     ------
   Net investment income
     (loss)........................      (658)       (237)      15,652       9,738      (21,586)     2,050
                                      -------      ------     --------     -------     --------     ------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales.............    25,959         247       38,616      81,523      125,647      2,706
   Cost of investments sold........    22,903         226       39,694      76,982      119,443      2,706
                                      -------      ------     --------     -------     --------     ------
       Realized gains (losses)
         on fund shares............     3,056          21       (1,078)      4,541        6,204         --
Realized gain distributions........     9,936       1,055           --          --      145,476         --
                                      -------      ------     --------     -------     --------     ------
   Net realized gains
     (losses)......................    12,992       1,076       (1,078)      4,541      151,680         --
Change in unrealized gains
  (losses).........................    10,670       1,984      (13,314)     (3,109)      82,401         --
                                      -------      ------     --------     -------     --------     ------
   Net realized and unrealized
     gains (losses) on
     investments...................    23,662       3,060      (14,392)      1,432      234,081         --
                                      -------      ------     --------     -------     --------     ------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS.......................   $23,004      $2,823     $  1,260     $11,170     $212,495     $2,050
                                      =======      ======     ========     =======     ========     ======

--------
(h)Previously known as VIP Freedom Growth Stock Portfolio (Service Class 2)

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                     Franklin    Franklin     Franklin    Franklin    Franklin    Franklin
                                     Templeton   Templeton    Templeton   Templeton   Templeton   Templeton
                                     Variable    Variable     Variable    Variable    Variable    Variable
                                     Insurance   Insurance    Insurance   Insurance   Insurance   Insurance
                                     Products    Products     Products    Products    Products    Products
                                       Trust       Trust        Trust       Trust       Trust       Trust
                                    Sub-Account Sub-Account  Sub-Account Sub-Account Sub-Account Sub-Account
                                    ----------- -----------  ----------- ----------- ----------- -----------
                                     Franklin    Franklin                             Franklin    Franklin
                                     Flex Cap   Growth and    Franklin    Franklin    Large Cap   Small Cap
                                      Growth      Income     High Income   Income      Growth       Value
                                    Securities  Securities      Sec 2    Securities  Securities  Securities
                                    ----------- -----------  ----------- ----------- ----------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends..........................   $   195   $   294,077   $ 33,535   $  894,135  $  124,461  $    66,606
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense
     risk..........................    (2,189)     (176,210)    (7,672)    (358,623)   (220,882)    (140,120)
   Administrative expense..........      (298)      (24,998)      (972)     (48,632)    (31,823)     (19,728)
                                      -------   -----------   --------   ----------  ----------  -----------
   Net investment income
     (loss)........................    (2,292)       92,869     24,891      486,880    (128,244)     (93,242)
                                      -------   -----------   --------   ----------  ----------  -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales.............    14,760     2,394,844    101,233    3,861,529   1,972,477    1,415,603
   Cost of investments sold........    12,383     2,242,376     97,969    3,494,727   1,730,840    1,240,953
                                      -------   -----------   --------   ----------  ----------  -----------
       Realized gains (losses)
         on fund shares............     2,377       152,468      3,264      366,802     241,637      174,650
Realized gain distributions........        --       716,753         --      165,820     122,536      684,900
                                      -------   -----------   --------   ----------  ----------  -----------
   Net realized gains
     (losses)......................     2,377       869,221      3,264      532,622     364,173      859,550
Change in unrealized gains
  (losses).........................    18,471    (1,604,445)   (21,243)    (553,068)    463,786   (1,168,062)
                                      -------   -----------   --------   ----------  ----------  -----------
   Net realized and unrealized
     gains (losses) on
     investments...................    20,848      (735,224)   (17,979)     (20,446)    827,959     (308,512)
                                      -------   -----------   --------   ----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS.......................   $18,556   $  (642,355)  $  6,912   $  466,434  $  699,715  $  (401,754)
                                      =======   ===========   ========   ==========  ==========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                        Franklin    Franklin    Franklin      Franklin     Franklin    Franklin
                                        Templeton   Templeton   Templeton    Templeton     Templeton   Templeton
                                        Variable    Variable    Variable      Variable     Variable    Variable
                                        Insurance   Insurance   Insurance    Insurance     Insurance   Insurance
                                        Products    Products    Products      Products     Products    Products
                                          Trust       Trust       Trust        Trust         Trust       Trust
                                       Sub-Account Sub-Account Sub-Account  Sub-Account   Sub-Account Sub-Account
                                       ----------- ----------- ----------- -------------- ----------- -----------
                                                                                           Templeton
                                        Franklin                 Mutual                   Developing   Templeton
                                          U.S.       Mutual      Shares      Templeton      Markets     Foreign
                                       Government   Discovery  Securities  Asset Strategy Securities  Securities
                                       ----------- ----------- ----------- -------------- ----------- -----------
NET INVESTMENT INCOME
  (LOSS)
Dividends............................. $  282,219   $ 22,636   $  307,248    $ 188,970    $  140,572  $  453,194
Charges from Allstate Life Insurance
  Company of New York:
   Mortality and expense risk.........    (81,556)   (19,090)    (285,260)     (12,375)      (80,982)   (302,980)
   Administrative expense.............    (11,629)    (2,804)     (39,188)      (1,076)      (11,409)    (41,003)
                                       ----------   --------   ----------    ---------    ----------  ----------
   Net investment income (loss).......    189,034        742      (17,200)     175,519        48,181     109,211
                                       ----------   --------   ----------    ---------    ----------  ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales................  1,325,926    109,307    2,463,059       51,569     1,067,745   2,799,471
   Cost of investments sold...........  1,330,002     99,836    2,101,039       53,288       776,134   2,251,556
                                       ----------   --------   ----------    ---------    ----------  ----------
       Realized gains (losses) on
         fund shares..................     (4,076)     9,471      362,020       (1,719)      291,611     547,915
Realized gain distributions...........         --     18,621      752,242      247,789       459,137   1,033,681
                                       ----------   --------   ----------    ---------    ----------  ----------
   Net realized gains (losses)........     (4,076)    28,092    1,114,262      246,070       750,748   1,581,596
Change in unrealized gains
  (losses)............................    123,251     70,829     (789,099)    (334,659)      614,808   1,203,526
                                       ----------   --------   ----------    ---------    ----------  ----------
   Net realized and unrealized
     gains (losses) on
     investments......................    119,175     98,921      325,163      (88,589)    1,365,556   2,785,122
                                       ----------   --------   ----------    ---------    ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS.......................... $  308,209   $ 99,663   $  307,963    $  86,930    $1,413,737  $2,894,333
                                       ==========   ========   ==========    =========    ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                         Goldman     Goldman     Goldman     Goldman
                                          Sachs       Sachs       Sachs       Sachs
                                        Variable    Variable    Variable    Variable
                                        Insurance   Insurance   Insurance   Insurance  Lord Abbett  Lord Abbett
                                          Trust       Trust       Trust       Trust    Series Fund  Series Fund
                                       Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account
                                       ----------- ----------- ----------- ----------- ----------- --------------
                                                                   VIT         VIT
                                                                Stuctured   Stuctured
                                       VIT Growth    VIT Mid    Small Cap  U.S. Equity
                                       and Income   Cap Value  Equity Fund    Fund      All Value  Bond-Debenture
                                       ----------- ----------- ----------- ----------- ----------- --------------
NET INVESTMENT INCOME
  (LOSS)
Dividends.............................  $  3,645    $  2,780    $   1,655   $  2,048    $ 12,874      $460,232
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense risk.........    (1,853)     (5,623)      (6,355)    (2,790)    (32,452)      (97,311)
   Administrative expense.............      (235)       (724)        (793)      (360)     (4,696)      (14,137)
                                        --------    --------    ---------   --------    --------      --------
   Net investment income
     (loss)...........................     1,557      (3,567)      (5,493)    (1,102)    (24,274)      348,784
                                        --------    --------    ---------   --------    --------      --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales................     4,577      56,696       66,230      7,994     517,141       720,671
   Cost of investments sold...........     3,730      54,205       71,409      7,104     462,350       705,809
                                        --------    --------    ---------   --------    --------      --------
       Realized gains (losses) on
         fund shares..................       847       2,491       (5,179)       890      54,791        14,862
Realized gain distributions...........    18,766      51,440       42,901     14,372      96,377        24,892
                                        --------    --------    ---------   --------    --------      --------
   Net realized gains (losses)........    19,613      53,931       37,722     15,262     151,168        39,754
Change in unrealized gains
  (losses)............................   (23,146)    (44,888)    (114,145)   (20,749)        431       (64,276)
                                        --------    --------    ---------   --------    --------      --------
   Net realized and unrealized
     gains (losses) on
     investments......................    (3,533)      9,043      (76,423)    (5,487)    151,599       (24,522)
                                        --------    --------    ---------   --------    --------      --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS..........................  $ (1,976)   $  5,476    $ (81,916)  $ (6,589)   $127,325      $324,262
                                        ========    ========    =========   ========    ========      ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                                 MFS                       MFS
                                                                              Variable   MFS Variable   Variable
                                       Lord Abbett  Lord Abbett  Lord Abbett  Insurance    Insurance    Insurance
                                       Series Fund  Series Fund  Series Fund    Trust        Trust        Trust
                                       Sub-Account  Sub-Account  Sub-Account Sub-Account  Sub-Account  Sub-Account
                                       ----------- ------------- ----------- ----------- ------------- -----------
                                       Growth and     Growth       Mid-Cap    MFS High   MFS Investors   MFS New
                                         Income    Opportunities    Value      Income        Trust      Discovery
                                       ----------- ------------- ----------- ----------- ------------- -----------
NET INVESTMENT INCOME
  (LOSS)
Dividends.............................  $  55,932    $     --    $   31,309   $ 48,182     $  7,771     $     --
Charges from Allstate Life Insurance
  Company of New York:
   Mortality and expense risk.........    (61,158)    (45,815)     (103,232)    (7,376)     (10,753)      (9,071)
   Administrative expense.............     (8,599)     (6,527)      (14,483)      (641)        (935)        (785)
                                        ---------    --------    ----------   --------     --------     --------
   Net investment income
     (loss)...........................    (13,825)    (52,342)      (86,406)    40,165       (3,917)      (9,856)
                                        ---------    --------    ----------   --------     --------     --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales................    585,050     532,702     1,217,052    145,779      101,802      106,233
   Cost of investments sold...........    534,181     461,243     1,135,579    152,724       72,691       82,469
                                        ---------    --------    ----------   --------     --------     --------
       Realized gains (losses) on
         fund shares..................     50,869      71,459        81,473     (6,945)      29,111       23,764
Realized gain distributions...........    308,433     312,059       920,415         --        7,882       56,229
                                        ---------    --------    ----------   --------     --------     --------
   Net realized gains (losses)........    359,302     383,518     1,001,888     (6,945)      36,993       79,993
Change in unrealized gains
  (losses)............................   (269,413)    260,435      (975,559)   (34,196)      46,071      (56,712)
                                        ---------    --------    ----------   --------     --------     --------
   Net realized and unrealized
     gains (losses) on
     investments......................     89,889     643,953        26,329    (41,141)      83,064       23,281
                                        ---------    --------    ----------   --------     --------     --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS..........................  $  76,064    $591,611    $  (60,077)  $   (976)    $ 79,147     $ 13,425
                                        =========    ========    ==========   ========     ========     ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                      Morgan      Morgan      Morgan      Morgan      Morgan
                                                      Stanley     Stanley     Stanley     Stanley     Stanley
                                       MFS Variable  Variable    Variable    Variable    Variable    Variable
                                        Insurance   Investment  Investment  Investment  Investment  Investment
                                          Trust       Series      Series      Series      Series      Series
                                       Sub-Account  Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                       ------------ ----------- ----------- ----------- ----------- -----------
                                       MFS Research Aggressive   Dividend                European     Global
                                           Bond       Equity      Growth      Equity      Growth     Advantage
                                       ------------ ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
  (LOSS)
Dividends.............................   $ 36,829    $     --   $  295,988  $   72,684  $  137,959   $  7,696
Charges from Allstate Life Insurance
  Company of New York:
   Mortality and expense risk.........    (13,418)    (16,556)    (307,348)   (179,067)   (105,858)   (10,865)
   Administrative expense.............     (1,167)     (1,261)     (23,376)    (13,661)     (8,176)      (811)
                                         --------    --------   ----------  ----------  ----------   --------
   Net investment income (loss).......     22,244     (17,817)     (34,736)   (120,044)     23,925     (3,980)
                                         --------    --------   ----------  ----------  ----------   --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales................    146,472     325,589    7,029,944   4,853,322   2,715,054    198,123
   Cost of investments sold...........    147,888     268,844    6,397,755   4,916,235   1,895,988    185,114
                                         --------    --------   ----------  ----------  ----------   --------
       Realized gains (losses) on
         fund shares..................     (1,416)     56,745      632,189     (62,913)    819,066     13,009
Realized gain distributions...........         --          --           --          --          --         --
                                         --------    --------   ----------  ----------  ----------   --------
   Net realized gains (losses)........     (1,416)     56,745      632,189     (62,913)    819,066     13,009
Change in unrealized gains
  (losses)............................     13,365     173,111      199,316   2,466,110     253,373    105,888
                                         --------    --------   ----------  ----------  ----------   --------
   Net realized and unrealized
     gains (losses) on
     investments......................     11,949     229,856      831,505   2,403,197   1,072,439    118,897
                                         --------    --------   ----------  ----------  ----------   --------
INCREASE (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS..........................   $ 34,193    $212,039   $  796,769  $2,283,153  $1,096,364   $114,917
                                         ========    ========   ==========  ==========  ==========   ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                         Morgan       Morgan      Morgan      Morgan      Morgan      Morgan
                                         Stanley      Stanley     Stanley     Stanley     Stanley     Stanley
                                        Variable     Variable    Variable    Variable    Variable    Variable
                                       Investment   Investment  Investment  Investment  Investment  Investment
                                         Series       Series      Series      Series      Series      Series
                                       Sub-Account  Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                       -----------  ----------- ----------- ----------- ----------- -----------
                                         Global
                                        Dividend                  Income      Limited      Money      Quality
                                         Growth     High Yield    Builder    Duration     Market    Income Plus
                                       -----------  ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
  (LOSS)
Dividends............................. $   169,241   $  61,494   $  40,791   $ 59,869   $  238,111  $  534,318
Charges from Allstate Life Insurance
  Company of New York:
   Mortality and expense risk.........    (112,011)    (11,791)    (19,524)   (15,322)     (63,590)   (129,750)
   Administrative expense.............      (8,684)       (871)     (1,483)    (1,161)      (4,750)     (9,578)
                                       -----------   ---------   ---------   --------   ----------  ----------
   Net investment income (loss).......      48,546      48,832      19,784     43,386      169,771     394,990
                                       -----------   ---------   ---------   --------   ----------  ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales................   2,327,154     238,313     400,538    505,184    4,449,054   2,768,036
   Cost of investments sold...........   1,718,157     547,503     338,750    520,044    4,449,054   2,777,313
                                       -----------   ---------   ---------   --------   ----------  ----------
       Realized gains (losses) on
         fund shares..................     608,997    (309,190)     61,788    (14,860)          --      (9,277)
Realized gain distributions...........     882,670          --      87,863         --           --          --
                                       -----------   ---------   ---------   --------   ----------  ----------
   Net realized gains (losses)........   1,491,667    (309,190)    149,651    (14,860)          --      (9,277)
Change in unrealized gains
  (losses)............................  (1,032,144)    286,762    (137,791)    (9,981)          --      43,410
                                       -----------   ---------   ---------   --------   ----------  ----------
   Net realized and unrealized gains
     (losses) on investments..........     459,523     (22,428)     11,860    (24,841)          --      34,133
                                       -----------   ---------   ---------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS.......................... $   508,069   $  26,404   $  31,644   $ 18,545   $  169,771  $  429,123
                                       ===========   =========   =========   ========   ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                          Morgan      Morgan      Morgan
                                                                          Stanley     Stanley     Stanley
                                      Morgan      Morgan      Morgan     Variable    Variable    Variable
                                      Stanley     Stanley     Stanley   Investment  Investment  Investment
                                     Variable    Variable    Variable     Series      Series      Series
                                    Investment  Investment  Investment   (Class Y    (Class Y    (Class Y
                                      Series      Series      Series      Shares)     Shares)     Shares)
                                    Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                    ----------- ----------- ----------- ----------- ----------- -----------
                                                                        Aggressive   Dividend
                                                                          Equity      Growth      Equity
                                      S&P 500                            (Class Y    (Class Y    (Class Y
                                       Index    Strategist   Utilities    Shares)     Shares)     Shares)
                                    ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends.......................... $   85,847  $  339,218  $  181,077   $     --    $ 35,134    $  2,579
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense
     risk..........................    (62,459)   (163,098)   (124,060)   (24,519)    (49,455)    (28,239)
   Administrative expense..........     (4,661)    (12,355)     (9,424)    (2,813)     (4,906)     (3,150)
                                    ----------  ----------  ----------   --------    --------    --------
   Net investment income
     (loss)........................     18,727     163,765      47,593    (27,332)    (19,227)    (28,810)
                                    ----------  ----------  ----------   --------    --------    --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales.............  1,394,884   4,741,807   2,269,125    127,026     464,897     515,615
   Cost of investments sold........  1,182,941   4,494,620   1,812,241     71,082     355,928     351,023
                                    ----------  ----------  ----------   --------    --------    --------
       Realized gains (losses)
         on fund shares............    211,943     247,187     456,884     55,944     108,969     164,592
Realized gain distributions........         --   1,437,818     983,520         --          --          --
                                    ----------  ----------  ----------   --------    --------    --------
   Net realized gains
     (losses)......................    211,943   1,685,005   1,440,404     55,944     108,969     164,592
Change in unrealized gains
  (losses).........................    (45,027)   (968,662)    158,231    252,635      (6,150)    199,906
                                    ----------  ----------  ----------   --------    --------    --------
   Net realized and unrealized
     gains (losses) on
     investments...................    166,916     716,343   1,598,635    308,579     102,819     364,498
                                    ----------  ----------  ----------   --------    --------    --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS....................... $  185,643  $  880,108  $1,646,228   $281,247    $ 83,592    $335,688
                                    ==========  ==========  ==========   ========    ========    ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                      Morgan      Morgan      Morgan      Morgan      Morgan      Morgan
                                      Stanley     Stanley     Stanley     Stanley     Stanley     Stanley
                                     Variable    Variable    Variable    Variable    Variable    Variable
                                    Investment  Investment  Investment  Investment  Investment  Investment
                                      Series      Series      Series      Series      Series      Series
                                     (Class Y    (Class Y    (Class Y    (Class Y    (Class Y    (Class Y
                                      Shares)     Shares)     Shares)     Shares)     Shares)     Shares)
                                    Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                    ----------- ----------- ----------- ----------- ----------- -----------
                                                              Global
                                     European     Global     Dividend                 Income      Limited
                                      Growth     Advantage    Growth    High Yield    Builder    Duration
                                     (Class Y    (Class Y    (Class Y    (Class Y    (Class Y    (Class Y
                                      Shares)     Shares)     Shares)     Shares)     Shares)     Shares)
                                    ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
  (LOSS)
Dividends..........................  $ 18,390     $ 1,483    $  34,704   $124,070    $  48,505  $  186,626
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense
     risk..........................   (17,107)     (3,201)     (27,599)   (28,397)     (26,104)    (51,701)
   Administrative expense..........    (1,839)       (382)      (3,217)    (2,868)      (2,382)     (5,363)
                                     --------     -------    ---------   --------    ---------  ----------
   Net investment income
     (loss)........................      (556)     (2,100)       3,888     92,805       20,019     129,562
                                     --------     -------    ---------   --------    ---------  ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales.............   204,235      37,128      211,624    244,959      506,263   1,291,943
   Cost of investments sold........   129,158      25,223      162,191    243,074      383,388   1,352,431
                                     --------     -------    ---------   --------    ---------  ----------
       Realized gains (losses)
         on fund shares............    75,077      11,905       49,433      1,885      122,875     (60,488)
Realized gain distributions........        --          --      207,032         --      106,214          --
                                     --------     -------    ---------   --------    ---------  ----------
   Net realized gains
     (losses)......................    75,077      11,905      256,465      1,885      229,089     (60,488)
Change in unrealized gains
  (losses).........................    82,482      21,351     (158,336)   (51,014)    (208,629)    (17,365)
                                     --------     -------    ---------   --------    ---------  ----------
   Net realized and unrealized
     gains (losses) on
     investments...................   157,559      33,256       98,129    (49,129)      20,460     (77,853)
                                     --------     -------    ---------   --------    ---------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS.......................  $157,003     $31,156    $ 102,017   $ 43,676    $  40,479  $   51,709
                                     ========     =======    =========   ========    =========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                  Morgan      Morgan       Morgan      Morgan      Morgan
                                  Stanley     Stanley     Stanley      Stanley     Stanley
                                 Variable    Variable     Variable    Variable    Variable
                                Investment  Investment   Investment  Investment  Investment  Oppenheimer
                                  Series      Series       Series      Series      Series      Variable
                                 (Class Y    (Class Y     (Class Y    (Class Y    (Class Y     Account
                                  Shares)     Shares)     Shares)      Shares)     Shares)      Funds
                                Sub-Account Sub-Account Sub-Account  Sub-Account Sub-Account Sub-Account
                                ----------- ----------- ------------ ----------- ----------- ------------
                                   Money      Quality
                                  Market    Income Plus   S&P 500    Strategist   Utilities  Oppenheimer
                                 (Class Y    (Class Y   Index (Class  (Class Y    (Class Y     Capital
                                  Shares)     Shares)    Y Shares)     Shares)     Shares)   Appreciation
                                ----------- ----------- ------------ ----------- ----------- ------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................... $  170,673   $282,559    $   76,608   $  73,486   $ 15,518     $  4,781
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense
     risk......................    (52,264)   (76,595)      (71,141)    (40,567)   (12,984)     (24,539)
   Administrative expense......     (6,178)    (8,031)       (7,632)     (3,607)    (1,384)      (2,134)
                                ----------   --------    ----------   ---------   --------     --------
   Net investment income
     (loss)....................    112,231    197,933        (2,165)     29,312      1,150      (21,892)
                                ----------   --------    ----------   ---------   --------     --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales.........  2,531,698    920,496     1,023,078     496,497    255,645      274,348
   Cost of investments sold....  2,531,698    925,653       779,602     440,427    188,216      203,624
                                ----------   --------    ----------   ---------   --------     --------
       Realized gains
         (losses) on fund
         shares................         --     (5,157)      243,476      56,070     67,429       70,724
Realized gain distributions....         --         --            --     317,054     95,069           --
                                ----------   --------    ----------   ---------   --------     --------
   Net realized gains
     (losses)..................         --     (5,157)      243,476     373,124    162,498       70,724
Change in unrealized gains
  (losses).....................         --     32,147       (97,661)   (211,595)    (4,864)     206,539
                                ----------   --------    ----------   ---------   --------     --------
   Net realized and unrealized
     gains (losses) on
     investments...............         --     26,990       145,815     161,529    157,634      277,263
                                ----------   --------    ----------   ---------   --------     --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS................... $  112,231   $224,923    $  143,650   $ 190,841   $158,784     $255,371
                                ==========   ========    ==========   =========   ========     ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                               Oppenheimer Oppenheimer Oppenheimer Oppenheimer Oppenheimer Oppenheimer
                                Variable    Variable    Variable    Variable    Variable    Variable
                                 Account     Account     Account     Account     Account     Account
                                  Funds       Funds       Funds       Funds       Funds       Funds
                               Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                               ----------- ----------- ----------- ----------- ----------- -----------
                                                                               Oppenheimer
                                           Oppenheimer                         Main Street Oppenheimer
                               Oppenheimer   Global    Oppenheimer Oppenheimer  Small Cap    MidCap
                                Core Bond  Securities  High Income Main Street   Growth       Fund
                               ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends.....................  $ 94,533    $ 25,724    $ 87,363    $ 52,255    $   8,248   $     --
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense
     risk.....................   (20,926)    (22,116)    (14,053)    (60,492)     (28,678)   (24,029)
   Administrative
     expense..................    (1,820)     (1,923)     (1,222)     (5,260)      (2,494)    (2,090)
                                --------    --------    --------    --------    ---------   --------
   Net investment income
     (loss)...................    71,787       1,685      72,088     (13,497)     (22,924)   (26,119)
                                --------    --------    --------    --------    ---------   --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales........   387,177     226,747     167,694     509,365      636,704    246,980
   Cost of investments
     sold.....................   390,621     162,803     167,263     361,116      465,633    182,955
                                --------    --------    --------    --------    ---------   --------
       Realized gains
         (losses) on fund
         shares...............    (3,444)     63,944         431     148,249      171,071     64,025
Realized gain distributions...        --      93,508          --          --       87,956         --
                                --------    --------    --------    --------    ---------   --------
   Net realized gains
     (losses).................    (3,444)    157,452         431     148,249      259,027     64,025
Change in unrealized gains
  (losses)....................   (12,249)    (72,562)    (86,249)     38,735     (273,759)    65,124
                                --------    --------    --------    --------    ---------   --------
   Net realized and
     unrealized gains
     (losses) on
     investments..............   (15,693)     84,890     (85,818)    186,984      (14,732)   129,149
                                --------    --------    --------    --------    ---------   --------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS..................  $ 56,094    $ 86,575    $(13,730)   $173,487    $ (37,656)  $103,030
                                ========    ========    ========    ========    =========   ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                             Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                                              Variable      Variable      Variable      Variable      Variable
                                Oppenheimer    Account       Account       Account       Account       Account
                                 Variable       Funds         Funds         Funds         Funds         Funds
                                  Account     (Service      (Service      (Service      (Service      (Service
                                   Funds    Class ("SC")) Class ("SC")) Class ("SC")) Class ("SC")) Class ("SC"))
                                Sub-Account  Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                ----------- ------------- ------------- ------------- ------------- -------------
                                                           Oppenheimer                 Oppenheimer
                                Oppenheimer  Oppenheimer     Capital     Oppenheimer     Global      Oppenheimer
                                 Strategic    Balanced    Appreciation    Core Bond    Securities    High Income
                                   Bond         (SC)          (SC)          (SC)          (SC)          (SC)
                                ----------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends......................  $120,579    $  181,396    $    1,709    $  406,693     $  48,792    $  702,359
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense
     risk......................   (38,994)     (102,832)     (243,567)     (120,495)      (57,511)     (139,682)
   Administrative expense......    (3,391)      (14,798)      (34,326)      (17,808)       (8,071)      (19,561)
                                 --------    ----------    ----------    ----------     ---------    ----------
   Net investment income
     (loss)....................    78,194        63,766      (276,184)      268,390       (16,790)      543,116
                                 --------    ----------    ----------    ----------     ---------    ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales.........   430,352     1,081,827     2,559,168     1,061,714       650,383     1,799,667
   Cost of investments
     sold......................   373,386     1,056,538     2,080,437     1,061,496       486,711     1,829,933
                                 --------    ----------    ----------    ----------     ---------    ----------
       Realized gains
         (losses) on fund
         shares................    56,966        25,289       478,731           218       163,672       (30,266)
Realized gain distributions....        --       624,134            --            --       204,048            --
                                 --------    ----------    ----------    ----------     ---------    ----------
   Net realized gains
     (losses)..................    56,966       649,423       478,731           218       367,720       (30,266)
Change in unrealized gains
  (losses).....................   134,419      (561,159)    1,847,720       (26,551)     (167,211)     (708,638)
                                 --------    ----------    ----------    ----------     ---------    ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...............   191,385        88,264     2,326,451       (26,333)      200,509      (738,904)
                                 --------    ----------    ----------    ----------     ---------    ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS...................  $269,579    $  152,030    $2,050,267    $  242,057     $ 183,719    $ (195,788)
                                 ========    ==========    ==========    ==========     =========    ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                 Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                                  Variable      Variable      Variable      Variable
                                   Account       Account       Account       Account       PIMCO        PIMCO
                                    Funds         Funds         Funds         Funds      Variable      Variable
                                  (Service      (Service      (Service      (Service     Insurance    Insurance
                                Class ("SC")) Class ("SC")) Class ("SC")) Class ("SC"))    Trust        Trust
                                 Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                ------------- ------------- ------------- ------------- ----------- --------------
                                               Oppenheimer                               PIMCO VIT    PIMCO VIT
                                 Oppenheimer   Main Street   Oppenheimer   Oppenheimer   Commodity     Emerging
                                    Main        Small Cap      MidCap       Strategic   Real Return  Markets Bond
                                 Street (SC)   Growth (SC)    Fund (SC)     Bond (SC)    Strategy   (Admin Shares)
                                ------------- ------------- ------------- ------------- ----------- --------------
NET INVESTMENT
  INCOME (LOSS)
Dividends......................  $  219,317    $   16,867     $     --     $1,003,799     $  768        $ 441
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense
     risk......................    (351,183)     (143,145)     (56,856)      (401,467)      (161)        (113)
   Administrative expense......     (50,799)      (20,094)      (7,828)       (57,112)       (22)         (15)
                                 ----------    ----------     --------     ----------     ------        -----
   Net investment income
     (loss)....................    (182,665)     (146,372)     (64,684)       545,220        585          313
                                 ----------    ----------     --------     ----------     ------        -----
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales.........   3,312,338     1,742,277      478,751      3,787,293      5,713          319
   Cost of investments
     sold......................   2,676,849     1,474,816      401,803      3,533,124      6,167          313
                                 ----------    ----------     --------     ----------     ------        -----
       Realized gains
         (losses) on fund
         shares................     635,489       267,461       76,948        254,169       (454)           6
Realized gain distributions....          --       364,781           --             --         --          543
                                 ----------    ----------     --------     ----------     ------        -----
   Net realized gains
     (losses)..................     635,489       632,242       76,948        254,169       (454)         549
Change in unrealized gains
  (losses).....................     265,136      (762,357)     164,571      1,468,643      3,071         (366)
                                 ----------    ----------     --------     ----------     ------        -----
   Net realized and
     unrealized gains
     (losses) on
     investments...............     900,625      (130,115)     241,519      1,722,812      2,617          183
                                 ----------    ----------     --------     ----------     ------        -----
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS...................  $  717,960    $ (276,487)    $176,835     $2,268,032     $3,202        $ 496
                                 ==========    ==========     ========     ==========     ======        =====

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                  PIMCO       PIMCO
                                Variable     Variable     Putnam       Putnam       Putnam       Putnam
                                Insurance   Insurance    Variable     Variable     Variable     Variable
                                  Trust       Trust        Trust       Trust         Trust        Trust
                               Sub-Account Sub-Account  Sub-Account Sub-Account   Sub-Account  Sub-Account
                               ----------- ------------ ----------- ------------ ------------- -----------
                                PIMCO VIT   PIMCO VIT       VT
                               Real Return Total Return  American                                  VT
                                (Advisor     (Advisor   Government   VT Capital   VT Capital    Discovery
                                 Shares)     Shares)      Income    Appreciation Opportunities   Growth
                               ----------- ------------ ----------- ------------ ------------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends.....................   $1,430      $ 9,953    $  253,493   $   1,627     $      --    $      --
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense
     risk.....................     (409)      (2,719)      (66,072)    (15,764)      (10,073)     (14,846)
   Administrative
     expense..................      (60)        (403)           --          --            --           --
                                 ------      -------    ----------   ---------     ---------    ---------
   Net investment income
     (loss)...................      961        6,831       187,421     (14,137)      (10,073)     (14,846)
                                 ------      -------    ----------   ---------     ---------    ---------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales........      959       15,333     1,555,867     250,877       215,576      452,651
   Cost of investments
     sold.....................      950       15,134     1,595,365     218,980       210,729      339,198
                                 ------      -------    ----------   ---------     ---------    ---------
       Realized gains
         (losses) on fund
         shares...............        9          199       (39,498)     31,897         4,847      113,453
Realized gain distributions...      278           --            --      90,975        49,997      100,344
                                 ------      -------    ----------   ---------     ---------    ---------
   Net realized gains
     (losses).................      287          199       (39,498)    122,872        54,844      213,797
Change in unrealized gains
  (losses)....................    3,072        9,494       196,964    (196,621)     (119,150)    (101,558)
                                 ------      -------    ----------   ---------     ---------    ---------
   Net realized and
     unrealized gains
     (losses) on
     investments..............    3,359        9,693       157,466     (73,749)      (64,306)     112,239
                                 ------      -------    ----------   ---------     ---------    ---------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS..................   $4,320      $16,524    $  344,887   $ (87,886)    $ (74,379)   $  97,393
                                 ======      =======    ==========   =========     =========    =========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                 Putnam      Putnam      Putnam       Putnam      Putnam
                                Variable    Variable    Variable     Variable    Variable       Putnam
                                  Trust       Trust       Trust        Trust       Trust    Variable Trust
                               Sub-Account Sub-Account Sub-Account  Sub-Account Sub-Account  Sub-Account
                               ----------- ----------- -----------  ----------- ----------- --------------
                                                         VT The
                                   VT                    George      VT Global
                               Diversified  VT Equity  Putnam Fund     Asset     VT Global    VT Growth
                                 Income      Income     of Boston   Allocation    Equity      and Income
                               ----------- ----------- -----------  ----------- ----------- --------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................... $  414,927   $  29,857  $   442,678  $   46,684  $  139,497   $    588,829
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense
     risk.....................   (105,272)    (30,171)    (209,542)   (127,616)    (84,562)      (564,033)
   Administrative
     expense..................         --          --       (8,444)     (8,481)         --        (11,160)
                               ----------   ---------  -----------  ----------  ----------   ------------
   Net investment income
     (loss)...................    309,655        (314)     224,692     (89,413)     54,935         13,636
                               ----------   ---------  -----------  ----------  ----------   ------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales........  2,685,181     513,404    3,291,519   1,857,924   1,840,757     12,004,699
   Cost of investments
     sold.....................  2,696,513     448,338    3,028,698   1,541,839   1,761,010     11,115,420
                               ----------   ---------  -----------  ----------  ----------   ------------
       Realized gains
         (losses) on fund
         shares...............    (11,332)     65,066      262,821     316,085      79,747        889,279
Realized gain distributions...         --     148,457    1,536,507          --          --      6,766,152
                               ----------   ---------  -----------  ----------  ----------   ------------
   Net realized gains
     (losses).................    (11,332)    213,523    1,799,328     316,085      79,747      7,655,431
Change in unrealized gains
  (losses)....................    (78,232)   (169,282)  (2,046,181)    (84,872)    396,920    (10,321,055)
                               ----------   ---------  -----------  ----------  ----------   ------------
   Net realized and
     unrealized gains
     (losses) on
     investments..............    (89,564)     44,241     (246,853)    231,213     476,667     (2,665,624)
                               ----------   ---------  -----------  ----------  ----------   ------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................. $  220,091   $  43,927  $   (22,161) $  141,800  $  531,602   $ (2,651,988)
                               ==========   =========  ===========  ==========  ==========   ============

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                  Putnam       Putnam      Putnam      Putnam       Putnam        Putnam
                                 Variable     Variable    Variable    Variable     Variable      Variable
                                   Trust        Trust       Trust       Trust        Trust         Trust
                                Sub-Account  Sub-Account Sub-Account Sub-Account  Sub-Account   Sub-Account
                               ------------- ----------- ----------- ----------- ------------- -------------
                                                                                                    VT
                                                                                      VT       International
                                 VT Growth    VT Health    VT High               International  Growth and
                               Opportunities  Sciences      Yield     VT Income     Equity        Income
                               ------------- ----------- ----------- ----------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.....................   $   1,027   $   45,743  $  801,443  $1,428,636   $   587,096   $   81,631
Charges from Allstate Life
  Insurance Company of
  New York:
   Mortality and expense
     risk.....................     (22,164)     (72,039)   (137,076)   (367,007)     (275,383)     (60,772)
   Administrative
     expense..................          --         (942)    (11,006)    (31,075)      (14,622)          --
                                 ---------   ----------  ----------  ----------   -----------   ----------
   Net investment income
     (loss)...................     (21,137)     (27,238)    653,361   1,030,554       297,091       20,859
                                 ---------   ----------  ----------  ----------   -----------   ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales........     492,853    1,622,528   1,915,326   5,956,088     5,355,402    1,387,580
   Cost of investments
     sold.....................     631,431    1,420,919   1,957,195   5,956,002     4,176,144    1,092,844
                                 ---------   ----------  ----------  ----------   -----------   ----------
       Realized gains
         (losses) on fund
         shares...............    (138,578)     201,609     (41,869)         86     1,179,258      294,736
Realized gain
  distributions...............          --           --          --          --     2,541,520      843,756
                                 ---------   ----------  ----------  ----------   -----------   ----------
   Net realized gains
     (losses).................    (138,578)     201,609     (41,869)         86     3,720,778    1,138,492
Change in unrealized gains
  (losses)....................     233,234     (234,055)   (477,545)    (16,490)   (2,587,649)    (888,098)
                                 ---------   ----------  ----------  ----------   -----------   ----------
   Net realized and
     unrealized gains
     (losses) on
     investments..............      94,656      (32,446)   (519,414)    (16,404)    1,133,129      250,394
                                 ---------   ----------  ----------  ----------   -----------   ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS..................   $  73,519   $  (59,684) $  133,947  $1,014,150   $ 1,430,220   $  271,253
                                 =========   ==========  ==========  ==========   ===========   ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                  Putnam        Putnam      Putnam      Putnam       Putnam       Putnam
                                 Variable      Variable    Variable    Variable     Variable     Variable
                                   Trust        Trust        Trust       Trust        Trust        Trust
                                Sub-Account  Sub-Account  Sub-Account Sub-Account  Sub-Account  Sub-Account
                               ------------- ------------ ----------- ----------- ------------- -----------
                                    VT
                               International                                           VT
                                    New                   VT Mid Cap   VT Money        New          VT
                               Opportunities VT Investors    Value      Market    Opportunities  New Value
                               ------------- ------------ ----------- ----------- ------------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends.....................   $ 26,149     $   55,720   $  19,941  $1,205,464   $       --   $   185,845
Charges from Allstate Life
  Insurance Company of
  New York:
   Mortality and expense
     risk.....................    (39,318)      (208,118)    (18,919)   (346,359)    (132,428)     (219,620)
   Administrative
     expense..................         --         (2,252)         --     (39,813)      (1,016)      (16,698)
                                 --------     ----------   ---------  ----------   ----------   -----------
   Net investment income
     (loss)...................    (13,169)      (154,650)      1,022     819,292     (133,444)      (50,473)
                                 --------     ----------   ---------  ----------   ----------   -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales........    860,882      3,769,436     816,660   9,536,185    2,654,490     2,852,338
   Cost of investments
     sold.....................    684,474      3,620,703     675,874   9,536,185    3,404,827     2,482,526
                                 --------     ----------   ---------  ----------   ----------   -----------
       Realized gains
         (losses) on fund
         shares...............    176,408        148,733     140,786          --     (750,337)      369,812
Realized gain
  distributions...............         --             --     114,662          --           --     1,554,991
                                 --------     ----------   ---------  ----------   ----------   -----------
   Net realized gains
     (losses).................    176,408        148,733     255,448          --     (750,337)    1,924,803
Change in unrealized gains
  (losses)....................    172,981       (914,500)   (243,003)         --    1,356,388    (2,854,198)
                                 --------     ----------   ---------  ----------   ----------   -----------
   Net realized and
     unrealized gains
     (losses) on
     investments..............    349,389       (765,767)     12,445          --      606,051      (929,395)
                                 --------     ----------   ---------  ----------   ----------   -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS..................   $336,220     $ (920,417)  $  13,467  $  819,292   $  472,607   $  (979,868)
                                 ========     ==========   =========  ==========   ==========   ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                      Putnam      Putnam      Putnam       Putnam      Putnam      Putnam
                                     Variable    Variable    Variable     Variable    Variable    Variable
                                       Trust       Trust       Trust        Trust       Trust       Trust
                                    Sub-Account Sub-Account Sub-Account  Sub-Account Sub-Account Sub-Account
                                    ----------- ----------- -----------  ----------- ----------- -----------
                                                                             VT
                                     VT OTC &                             Utilities
                                     Emerging       VT       VT Small    Growth and                  VT
                                      Growth     Research    Cap Value     Income     VT Vista     Voyager
                                    ----------- ----------- -----------  ----------- ----------- -----------
NET INVESTMENT INCOME
  (LOSS)
Dividends..........................  $      --  $   24,976  $    57,036  $   94,381  $       --  $        --
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense
     risk..........................    (29,948)    (77,610)    (127,354)    (70,363)    (86,841)    (262,919)
   Administrative expense..........         --        (982)      (1,097)     (1,135)     (1,570)      (9,699)
                                     ---------  ----------  -----------  ----------  ----------  -----------
   Net investment income
     (loss)........................    (29,948)    (53,616)     (71,415)     22,883     (88,411)    (272,618)
                                     ---------  ----------  -----------  ----------  ----------  -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales.............    415,677   1,610,408    2,847,498   1,525,771   1,775,779    5,811,996
   Cost of investments sold........    595,621   1,420,774    2,183,305   1,094,298   1,672,528    6,981,974
                                     ---------  ----------  -----------  ----------  ----------  -----------
       Realized gains (losses)
         on fund shares............   (179,944)    189,634      664,193     431,473     103,251   (1,169,978)
Realized gain distributions........         --          --    1,140,712          --          --           --
                                     ---------  ----------  -----------  ----------  ----------  -----------
   Net realized gains
     (losses)......................   (179,944)    189,634    1,804,905     431,473     103,251   (1,169,978)
Change in unrealized gains
  (losses).........................    460,189    (126,420)  (2,995,985)    472,713     176,655    2,272,664
                                     ---------  ----------  -----------  ----------  ----------  -----------
   Net realized and unrealized
     gains (losses) on
     investments...................    280,245      63,214   (1,191,080)    904,186     279,906    1,102,686
                                     ---------  ----------  -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS.......................  $ 250,297  $    9,598  $(1,262,495) $  927,069  $  191,495  $   830,068
                                     =========  ==========  ===========  ==========  ==========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                            The           The           The           The           The           The
                                         Universal     Universal     Universal     Universal     Universal     Universal
                                       Institutional Institutional Institutional Institutional Institutional Institutional
                                        Funds, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.
                                        Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                       ------------- ------------- ------------- ------------- ------------- -------------
                                            Van
                                          Kampen                                                    Van
                                            UIF           Van           Van           Van         Kampen          Van
                                         Emerging       Kampen      Kampen UIF      Kampen       UIF U.S.       Kampen
                                          Markets     UIF Equity   International    UIF Mid       Mid Cap      UIF U.S.
                                          Equity        Growth        Magnum      Cap Growth       Value      Real Estate
                                       ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
  (LOSS)
Dividends.............................   $  9,011      $     --      $ 16,734      $     --     $   32,435     $  21,251
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense risk.........    (25,277)      (38,230)      (14,858)      (14,662)       (66,585)      (27,204)
   Administrative expense.............     (1,907)       (3,879)       (1,110)       (1,105)        (7,263)       (2,041)
                                         --------      --------      --------      --------     ----------     ---------
   Net investment income
     (loss)...........................    (18,173)      (42,109)          766       (15,767)       (41,413)       (7,994)
                                         --------      --------      --------      --------     ----------     ---------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales................    812,364       523,848       337,403       315,221      1,716,536       692,970
   Cost of investments sold...........    465,912       425,341       279,928       219,954      1,401,903       418,504
                                         --------      --------      --------      --------     ----------     ---------
       Realized gains (losses) on
         fund shares..................    346,452        98,507        57,475        95,267        314,633       274,466
Realized gain distributions...........    229,877            --       115,121        50,523        502,227       165,952
                                         --------      --------      --------      --------     ----------     ---------
   Net realized gains (losses)........    576,329        98,507       172,596       145,790        816,860       440,418
Change in unrealized gains
  (losses)............................     83,479       466,809       (42,701)       75,576       (458,139)     (785,113)
                                         --------      --------      --------      --------     ----------     ---------
   Net realized and unrealized
     gains (losses) on
     investments......................    659,808       565,316       129,895       221,366        358,721      (344,695)
                                         --------      --------      --------      --------     ----------     ---------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS..........................   $641,635      $523,207      $130,661      $205,599     $  317,308     $(352,689)
                                         ========      ========      ========      ========     ==========     =========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                            The           The           The           The           The           The
                                         Universal     Universal     Universal     Universal     Universal     Universal
                                       Institutional Institutional Institutional Institutional Institutional Institutional
                                        Funds, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.
                                        (Class II)    (Class II)    (Class II)    (Class II)    (Class II)    (Class II)
                                        Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                       ------------- ------------- ------------- ------------- ------------- -------------
                                            Van           Van
                                          Kampen        Kampen                                                    Van
                                            UIF           UIF           Van           Van           Van         Kampen
                                         Emerging      Emerging       Kampen        Kampen        Kampen       UIF Int'l
                                          Markets       Markets     UIF Equity    UIF Equity    UIF Global      Growth
                                           Debt         Equity      and Income      Growth       Franchise      Equity
                                        (Class II)    (Class II)    (Class II)    (Class II)    (Class II)    (Class II)
                                       ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
  (LOSS)
Dividends.............................   $ 394,606     $  8,209     $  119,622     $     --     $       --      $   154
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense risk.........     (70,733)     (27,045)       (93,893)     (19,071)      (129,669)      (1,168)
   Administrative expense.............     (10,435)      (3,603)       (12,259)      (2,592)       (17,471)        (154)
                                         ---------     --------     ----------     --------     ----------      -------
   Net investment income
     (loss)...........................     313,438      (22,439)        13,470      (21,663)      (147,140)      (1,168)
                                         ---------     --------     ----------     --------     ----------      -------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales................     662,904      452,720      1,250,762      219,758      1,404,290        6,374
   Cost of investments sold...........     666,024      254,411      1,098,999      157,760      1,162,048        5,576
                                         ---------     --------     ----------     --------     ----------      -------
       Realized gains (losses) on
         fund shares..................      (3,120)     198,309        151,763       61,998        242,242          798
Realized gain distributions...........     169,684      222,412        168,418           --        807,322        2,274
                                         ---------     --------     ----------     --------     ----------      -------
   Net realized gains (losses)........     166,564      420,721        320,181       61,998      1,049,564        3,072
Change in unrealized gains
  (losses)............................    (223,547)     234,644       (238,207)     200,716       (223,010)       5,318
                                         ---------     --------     ----------     --------     ----------      -------
   Net realized and unrealized
     gains (losses) on
     investments......................     (56,983)     655,365         81,974      262,714        826,554        8,390
                                         ---------     --------     ----------     --------     ----------      -------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS..........................   $ 256,455     $632,926     $   95,444     $241,051     $  679,414      $ 7,222
                                         =========     ========     ==========     ========     ==========      =======

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                         The           The           The           The          Van         Van
                                      Universal     Universal     Universal     Universal     Kampen      Kampen
                                    Institutional Institutional Institutional Institutional    Life        Life
                                     Funds, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.  Investment  Investment
                                     (Class II)    (Class II)    (Class II)    (Class II)      Trust       Trust
                                     Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account Sub-Account
                                    ------------- ------------- ------------- ------------- ----------- -----------
                                                       Van           Van
                                         Van         Kampen        Kampen
                                       Kampen       UIF Small     UIF U.S.     Van Kampen
                                       UIF Mid       Company       Mid Cap    UIF U.S. Real
                                     Cap Growth      Growth         Value        Estate         LIT         LIT
                                     (Class II)    (Class II)    (Class II)    (Class II)    Comstock   Government
                                    ------------- ------------- ------------- ------------- ----------- -----------
NET INVESTMENT INCOME
  (LOSS)
Dividends..........................   $     --      $      --    $   45,756    $   114,702  $  114,478    $25,714
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense risk......    (65,530)       (33,368)     (112,737)      (161,882)    (76,076)    (6,023)
   Administrative expense..........     (9,153)        (4,537)      (15,223)       (23,354)     (6,143)      (524)
                                      --------      ---------    ----------    -----------  ----------    -------
   Net investment income
     (loss)........................    (74,683)       (37,905)      (82,204)       (70,534)     32,259     19,167
                                      --------      ---------    ----------    -----------  ----------    -------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales.............    851,016        293,939     1,652,736      1,714,809   1,809,278     90,052
   Cost of investments sold........    673,899        243,696     1,362,340      1,275,704   1,496,067     92,402
                                      --------      ---------    ----------    -----------  ----------    -------
       Realized gains (losses)
         on fund shares............    177,117         50,243       290,396        439,105     313,211     (2,350)
Realized gain distributions........    233,941        203,719       794,332      1,064,604     140,965         --
                                      --------      ---------    ----------    -----------  ----------    -------
   Net realized gains (losses).....    411,058        253,962     1,084,728      1,503,709     454,176     (2,350)
Change in unrealized gains
  (losses).........................    536,295       (183,761)     (558,199)    (3,714,864)   (627,796)    13,352
                                      --------      ---------    ----------    -----------  ----------    -------
   Net realized and unrealized
     gains (losses) on
     investments...................    947,353         70,201       526,529     (2,211,155)   (173,620)    11,002
                                      --------      ---------    ----------    -----------  ----------    -------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS.......................   $872,670      $  32,296    $  444,325    $(2,281,689) $ (141,361)   $30,169
                                      ========      =========    ==========    ===========  ==========    =======

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                                            Van         Van
                                           Van         Van         Van         Van        Kampen      Kampen
                                         Kampen      Kampen      Kampen    Kampen Life     Life        Life
                                          Life        Life        Life     Investment   Investment  Investment
                                       Investment  Investment  Investment     Trust        Trust       Trust
                                          Trust       Trust       Trust    (Class II)   (Class II)  (Class II)
                                       Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account Sub-Account
                                       ----------- ----------- ----------- -----------  ----------- -----------
                                                                   LIT                      LIT         LIT
                                           LIT         LIT     Aggressive      LIT      Growth and     Money
                                          Money       Strat      Growth     Comstock      Income      Market
                                         Market      Growth    (Class II)  (Class II)   (Class II)  (Class II)
                                       ----------- ----------- ----------- -----------  ----------- -----------
NET INVESTMENT INCOME
  (LOSS)
Dividends............................. $   92,463   $  1,036    $     --   $   372,524  $  207,485  $  441,170
Charges from Allstate Life
  Insurance Company of New
  York:
   Mortality and expense risk.........    (23,225)   (27,625)    (26,472)     (330,739)   (204,945)   (134,616)
   Administrative expense.............     (2,020)    (2,196)     (3,523)      (41,582)    (28,486)    (19,309)
                                       ----------   --------    --------   -----------  ----------  ----------
   Net investment income
     (loss)...........................     67,218    (28,785)    (29,995)          203     (25,946)    287,245
                                       ----------   --------    --------   -----------  ----------  ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales................  1,378,637    387,367     375,642     4,303,185   3,244,627   2,585,561
   Cost of investments sold...........  1,378,637    465,213     297,109     3,659,350   2,790,866   2,585,561
                                       ----------   --------    --------   -----------  ----------  ----------
       Realized gains (losses) on
         fund shares..................         --    (77,846)     78,533       643,835     453,761          --
Realized gain distributions...........         --         --     126,946       517,012     558,789          --
                                       ----------   --------    --------   -----------  ----------  ----------
   Net realized gains (losses)........         --    (77,846)    205,479     1,160,847   1,012,550          --
Change in unrealized gains
  (losses)............................         --    416,255     103,705    (1,996,624)   (835,949)         --
                                       ----------   --------    --------   -----------  ----------  ----------
   Net realized and unrealized
     gains (losses) on
     investments......................         --    338,409     309,184      (835,777)    176,601          --
                                       ----------   --------    --------   -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS.......................... $   67,218   $309,624    $279,189   $  (835,574) $  150,655  $  287,245
                                       ==========   ========    ========   ===========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                  Van Kampen Life
                                                     Investment     Wells Fargo    Wells Fargo    Wells Fargo
                                                  Trust (Class II) Variable Trust Variable Trust Variable Trust
                                                    Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                                  ---------------- -------------- -------------- --------------
                                                                    Wells Fargo    Wells Fargo    Wells Fargo
                                                        LIT          Advantage      Advantage      Advantage
                                                       Strat           Asset          Equity         Large
                                                     Growth II       Allocation       Income      Company Core
                                                  ---------------- -------------- -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends........................................     $     --        $14,757        $  6,426       $    --
Charges from Allstate Life Insurance Company
  of New York:
   Mortality and expense risk....................      (47,075)        (7,584)         (4,993)       (6,767)
   Administrative expense........................       (6,221)          (660)           (434)         (588)
                                                      --------        -------        --------       -------
   Net investment income (loss)..................      (53,296)         6,513             999        (7,355)
                                                      --------        -------        --------       -------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales...........................      633,173         80,904         112,591        12,989
   Cost of investments sold......................      490,589         64,415          86,342        10,051
                                                      --------        -------        --------       -------
       Realized gains (losses) on fund
         shares..................................      142,584         16,489          26,249         2,938
Realized gain distributions......................           --         10,361          27,784            --
                                                      --------        -------        --------       -------
   Net realized gains (losses)...................      142,584         26,850          54,033         2,938
Change in unrealized gains (losses)..............      388,454          7,999         (48,229)        4,630
                                                      --------        -------        --------       -------
   Net realized and unrealized gains (losses) on
     investments.................................      531,038         34,849           5,804         7,568
                                                      --------        -------        --------       -------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS................................     $477,742        $41,362        $  6,803       $   213
                                                      ========        =======        ========       =======


                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       AIM Variable       AIM Variable              AIM Variable
                                        Insurance           Insurance                Insurance
                                          Funds               Funds                    Funds
                                       Sub-Account         Sub-Account              Sub-Account
                                       ------------ ------------------------  -----------------------
                                        AIM V. I.
                                        Aggressive       AIM V. I. Basic             AIM V. I.
                                          Growth            Balanced                Basic Value
                                       ------------ ------------------------  -----------------------
                                         2006 (i)       2007         2006         2007        2006
                                       ------------ -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $   (15,111) $   119,137  $    47,964  $   (36,105) $  (42,952)
Net realized gains (losses)...........     252,370      179,039       97,716      508,632     377,745
Change in unrealized gains (losses)...      87,345     (202,896)     567,700     (433,216)    187,915
                                       -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
  operations..........................     324,604       95,280      713,380       39,311     522,708
                                       -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................         837        1,680       19,368       17,923       4,456
Benefit payments......................      (3,107)    (209,064)    (222,193)     (34,462)    (35,420)
Payments on termination...............    (103,359)  (1,124,808)  (1,022,389)  (1,065,210)   (602,816)
Contract Maintenance Charge...........      (1,088)      (4,794)      (5,558)      (3,134)     (3,642)
Transfers among the sub-accounts and
  with the Fixed Account--net.........  (3,795,240)      78,192      117,631      162,784     437,140
                                       -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
  contract transactions...............  (3,901,957)  (1,258,794)  (1,113,141)    (922,099)   (200,282)
                                       -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS..............................  (3,577,353)  (1,163,514)    (399,761)    (882,788)    322,426
NET ASSETS AT BEGINNING OF
  PERIOD..............................   3,577,353    7,923,984    8,323,745    4,906,575   4,584,149
                                       -----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD.............................. $        --  $ 6,760,470  $ 7,923,984  $ 4,023,787  $4,906,575
                                       ===========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period...........................     391,256      796,667      911,768      344,055     359,893
       Units issued...................       2,118       63,392       73,262       20,002      66,092
       Units redeemed.................    (393,374)    (189,060)    (188,363)     (81,787)    (81,930)
                                       -----------  -----------  -----------  -----------  ----------
   Units outstanding at end of
     period...........................          --      670,999      796,667      282,270     344,055
                                       ===========  ===========  ===========  ===========  ==========

--------
(i)On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I Capital Appreciation

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       AIM Variable        AIM Variable              AIM Variable
                                        Insurance            Insurance                 Insurance
                                          Funds                Funds                     Funds
                                       Sub-Account          Sub-Account               Sub-Account
                                       ------------ --------------------------  ----------------------
                                                             AIM V. I.                 AIM V. I.
                                        AIM V. I.             Capital                   Capital
                                        Blue Chip          Appreciation               Development
                                       ------------ --------------------------  ----------------------
                                         2006 (j)       2007     2006 (i)(k)(l)    2007        2006
                                       ------------ -----------  -------------- ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $   (20,200) $  (210,924)  $  (173,738)  $  (16,577) $  (15,055)
Net realized gains (losses)...........    (834,727)     470,881       (42,688)     245,718      88,714
Change in unrealized gains (losses)...     495,814    1,476,868       530,143      (90,864)     84,147
                                       -----------  -----------   -----------   ----------  ----------
Increase (decrease) in net assets from
  operations..........................    (359,113)   1,736,825       313,717      138,277     157,806
                                       -----------  -----------   -----------   ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................      48,389       25,089        25,709          300         300
Benefit payments......................     (36,003)    (516,813)     (319,570)      (4,378)    (38,891)
Payments on termination...............    (248,532)  (3,614,904)   (2,445,512)    (498,162)   (226,580)
Contract Maintenance Charge...........      (4,165)     (11,833)      (10,211)        (664)       (698)
Transfers among the sub-accounts and
  with the Fixed Account--net.........  (5,935,004)    (225,477)   10,089,891       65,073     409,614
                                       -----------  -----------   -----------   ----------  ----------
Increase (decrease) in net assets from
  contract transactions...............  (6,175,315)  (4,343,938)    7,340,307     (437,831)    143,745
                                       -----------  -----------   -----------   ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS..............................  (6,534,428)  (2,607,113)    7,654,024     (299,554)    301,551
NET ASSETS AT BEGINNING OF
  PERIOD..............................   6,534,428   16,961,769     9,307,745    1,346,887   1,045,336
                                       -----------  -----------   -----------   ----------  ----------
NET ASSETS AT END OF
  PERIOD.............................. $        --  $14,354,656   $16,961,769   $1,047,333  $1,346,887
                                       ===========  ===========   ===========   ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period...........................     985,348    1,857,837     1,032,142       85,617      76,374
       Units issued...................      57,502       91,207     1,241,969        7,791      31,615
       Units redeemed.................  (1,042,850)    (516,491)     (416,274)     (32,720)    (22,372)
                                       -----------  -----------   -----------   ----------  ----------
   Units outstanding at end of
     period...........................          --    1,432,553     1,857,837       60,688      85,617
                                       ===========  ===========   ===========   ==========  ==========

--------
(i)On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I Capital Appreciation
(j)On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(k)On May 1, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(l)On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             AIM Variable        AIM Variable      AIM Variable
                                               Insurance          Insurance          Insurance
                                                 Funds              Funds              Funds
                                              Sub-Account        Sub-Account        Sub-Account
                                       ------------------------  ------------ ----------------------
                                                                  AIM V. I.          AIM V. I.
                                            AIM V. I. Core       Demographic        Diversified
                                                Equity              Trends            Income
                                       ------------------------  ------------ ----------------------
                                           2007       2006 (m)     2006 (k)      2007        2006
                                       -----------  -----------  ------------ ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $   (68,790) $  (130,410) $   (13,600) $  158,479  $  165,511
Net realized gains (losses)...........   1,031,082      181,582     (262,206)    (60,719)    (99,401)
Change in unrealized gains (losses)...     536,655    2,335,688      317,496     (79,260)     44,957
                                       -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  operations..........................   1,498,947    2,386,860       41,690      18,500     111,067
                                       -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................      37,271       34,113        2,691       5,930       6,651
Benefit payments......................    (488,711)    (711,446)      (7,324)    (40,328)   (177,699)
Payments on termination...............  (5,109,387)  (4,307,034)     (48,248)   (706,690)   (524,616)
Contract Maintenance Charge...........     (17,801)     (16,925)        (871)     (1,139)     (1,391)
Transfers among the sub-accounts and
  with the Fixed Account--net.........    (589,062)  14,659,202   (1,343,472)     24,643     501,923
                                       -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions...............  (6,167,690)   9,657,910   (1,397,224)   (717,584)   (195,132)
                                       -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS..............................  (4,668,743)  12,044,770   (1,355,534)   (699,084)    (84,065)
NET ASSETS AT BEGINNING OF
  PERIOD..............................  23,068,973   11,024,203    1,355,534   3,388,414   3,472,479
                                       -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.............................. $18,400,230  $23,068,973  $        --  $2,689,330  $3,388,414
                                       ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period...........................   1,987,308    1,035,514      248,071     273,963     285,016
       Units issued...................      83,265    1,551,446        8,231      13,370      69,362
       Units redeemed.................    (549,909)    (599,652)    (256,302)    (70,598)    (80,415)
                                       -----------  -----------  -----------  ----------  ----------
   Units outstanding at end of
     period...........................   1,520,664    1,987,308           --     216,735     273,963
                                       ===========  ===========  ===========  ==========  ==========

--------
(k)On May 1, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(m)On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                AIM Variable       AIM Variable      AIM Variable
                                                 Insurance          Insurance          Insurance
                                                   Funds              Funds              Funds
                                                Sub-Account        Sub-Account        Sub-Account
                                          -----------------------  ------------ ----------------------
                                                 AIM V. I.
                                                 Government         AIM V. I.       AIM V. I. High
                                                 Securities           Growth             Yield
                                          -----------------------  ------------ ----------------------
                                             2007         2006       2006 (l)      2007        2006
                                          ----------  -----------  ------------ ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)............. $  216,890  $   149,222  $   (23,553) $  134,194  $  170,228
Net realized gains (losses)..............      6,401       (6,398)  (1,097,170)      6,011      29,609
Change in unrealized gains (losses)......    133,748      (19,398)   1,485,090    (138,832)     (8,774)
                                          ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  operations.............................    357,039      123,426      364,367       1,373     191,063
                                          ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits.................................     26,965       12,036        1,325         640         640
Benefit payments.........................   (130,794)    (118,235)     (21,764)    (25,868)   (173,262)
Payments on termination..................   (704,421)    (935,705)    (553,966)   (112,564)   (140,114)
Contract Maintenance Charge..............     (2,387)      (2,965)      (1,670)       (906)     (1,019)
Transfers among the sub-accounts and with
  the Fixed Account--net.................  2,709,195     (258,258)  (5,262,946)    (11,274)    302,328
                                          ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions..................  1,898,558   (1,303,127)  (5,839,021)   (149,972)    (11,427)
                                          ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS.................................  2,255,597   (1,179,701)  (5,474,654)   (148,599)    179,636
NET ASSETS AT BEGINNING OF
  PERIOD.................................  5,269,239    6,448,940    5,474,654   2,360,830   2,181,194
                                          ----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD.............. $7,524,836  $ 5,269,239  $        --  $2,212,231  $2,360,830
                                          ==========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period..............................    412,449      513,854      769,650     210,275     212,575
       Units issued......................    232,202       31,585       36,276       9,740      74,081
       Units redeemed....................    (81,972)    (132,990)    (805,926)    (23,113)    (76,381)
                                          ----------  -----------  -----------  ----------  ----------
   Units outstanding at end of period....    562,679      412,449           --     196,902     210,275
                                          ==========  ===========  ===========  ==========  ==========

--------
(l)On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             AIM Variable             AIM Variable            AIM Variable
                                               Insurance                Insurance               Insurance
                                                 Funds                    Funds                   Funds
                                              Sub-Account              Sub-Account             Sub-Account
                                       ------------------------  ----------------------  ----------------------
                                               AIM V. I.                AIM V. I.           AIM V. I. Mid Cap
                                         International Growth       Large Cap Growth           Core Equity
                                       ------------------------  ----------------------  ----------------------
                                           2007         2006        2007     2006 (j)(n)    2007        2006
                                       -----------  -----------  ----------  ----------- ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $   (66,921) $   (17,646) $  (72,128) $  (31,366) $  (22,633) $   (7,806)
Net realized gains (losses)...........     902,966      428,089     184,521      38,920      92,580     239,133
Change in unrealized gains
  (losses)............................     129,489    1,184,150     676,479     617,829      82,580     (60,469)
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  operations..........................     965,534    1,594,593     788,872     625,383     152,527     170,858
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................       5,578       25,362       4,498       5,633       1,083       9,711
Benefit payments......................     (35,224)    (114,090)    (85,746)    (97,038)         --     (18,857)
Payments on termination...............  (1,963,430)  (1,247,441)   (927,421)   (499,715)   (322,367)   (256,518)
Contract Maintenance Charge...........      (3,867)      (4,001)     (7,116)     (3,733)       (846)       (970)
Transfers among the sub-accounts and
  with the Fixed Account--net.........     580,545      636,003     123,011   5,998,940      38,379     261,551
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions...............  (1,416,398)    (704,167)   (892,774)  5,404,087    (283,751)     (5,083)
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS..............................    (450,864)     890,426    (103,902)  6,029,470    (131,224)    165,775
NET ASSETS AT BEGINNING
  OF PERIOD...........................   7,283,810    6,393,384   6,029,470          --   1,925,321   1,759,546
                                       -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.............................. $ 6,832,946  $ 7,283,810  $5,925,568  $6,029,470  $1,794,097  $1,925,321
                                       ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period........................     523,468      561,536     543,299          --     123,329     123,674
       Units issued...................      64,958      146,317      35,422     644,104       7,051      33,271
       Units redeemed.................    (154,167)    (184,385)   (111,242)   (100,805)    (23,324)    (33,616)
                                       -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end of
     period...........................     434,259      523,468     467,479     543,299     107,056     123,329
                                       ===========  ===========  ==========  ==========  ==========  ==========

--------
(j)On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(n)For the period beginning June 12, 2006, and ending December 31, 2006

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                AIM Variable        AIM Variable      AIM Variable
                                                 Insurance           Insurance          Insurance
                                                   Funds               Funds              Funds
                                                Sub-Account         Sub-Account        Sub-Account
                                          -----------------------  -------------- --------------------
                                                 AIM V. I.           AIM V. I.          AIM V. I.
                                                Money Market       Premier Equity      Technology
                                          -----------------------  -------------- --------------------
                                              2007        2006        2006 (m)       2007       2006
                                          -----------  ----------  -------------- ---------  ---------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)............. $    78,883  $   66,152   $     92,012  $  (7,511) $ (10,002)
Net realized gains (losses)..............          --          --     (1,523,245)    51,212     49,820
Change in unrealized gains (losses)......          --          --      2,443,556     (4,054)    30,170
                                          -----------  ----------   ------------  ---------  ---------
Increase (decrease) in net assets from
  operations.............................      78,883      66,152      1,012,323     39,647     69,988
                                          -----------  ----------   ------------  ---------  ---------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits.................................       4,000      39,285       (201,222)        --      1,814
Benefit payments.........................    (751,859)   (570,694)       (55,312)   (12,964)   (37,946)
Payments on termination..................  (1,046,795)   (932,632)      (994,076)  (139,938)  (131,843)
Contract Maintenance Charge..............      (1,101)     (1,124)        (4,319)      (680)      (774)
Transfers among the sub-accounts and with
  the Fixed Account--net.................   1,698,687   1,731,873    (15,525,561)   (32,739)   (92,988)
                                          -----------  ----------   ------------  ---------  ---------
Increase (decrease) in net assets from
  contract transactions..................     (97,068)    266,708    (16,780,490)  (186,321)  (261,737)
                                          -----------  ----------   ------------  ---------  ---------
INCREASE (DECREASE) IN NET
  ASSETS.................................     (18,185)    332,860    (15,768,167)  (146,674)  (191,749)
NET ASSETS AT BEGINNING OF
  PERIOD.................................   2,507,365   2,174,505     15,768,167    680,007    871,756
                                          -----------  ----------   ------------  ---------  ---------
NET ASSETS AT END OF PERIOD.............. $ 2,489,180  $2,507,365   $         --  $ 533,333  $ 680,007
                                          ===========  ==========   ============  =========  =========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period..............................     216,730     196,304      1,748,351     55,557     77,757
       Units issued......................     247,521     361,797         33,425      2,944      9,680
       Units redeemed....................    (254,705)   (341,371)    (1,781,776)   (17,551)   (31,880)
                                          -----------  ----------   ------------  ---------  ---------
   Units outstanding at end of period....     209,546     216,730             --     40,950     55,557
                                          ===========  ==========   ============  =========  =========

--------
(m)On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               AIM Variable        AIM Variable       AIM Variable
                                                 Insurance           Insurance          Insurance
                                                   Funds          Funds Series II    Funds Series II
                                                Sub-Account         Sub-Account        Sub-Account
                                          ----------------------  --------------- --------------------
                                                                     AIM V. I.
                                                 AIM V. I.          Aggressive       AIM V. I. Basic
                                                 Utilities           Growth II         Balanced II
                                          ----------------------  --------------- --------------------
                                             2007        2006        2006 (o)        2007       2006
                                          ----------  ----------  --------------- ---------  ---------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)............. $    6,758  $   41,918     $   (166)    $     716  $   1,473
Net realized gains (losses)..............    414,498     224,025        8,690        90,228     22,642
Change in unrealized gains (losses)......    (62,451)    167,528       (5,746)      (81,653)    34,608
                                          ----------  ----------     --------     ---------  ---------
Increase (decrease) in net assets from
  operations.............................    358,805     433,471        2,778         9,291     58,723
                                          ----------  ----------     --------     ---------  ---------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits.................................      1,204       6,300           --         4,981         25
Benefit payments.........................    (94,533)    (88,555)          --      (292,295)        --
Payments on termination..................   (692,332)   (365,197)        (735)     (152,317)  (104,012)
Contract Maintenance Charge..............     (1,288)     (1,443)          --            --         --
Transfers among the sub-accounts and with
  the Fixed Account--net.................     77,583     131,523      (33,095)          895    (14,337)
                                          ----------  ----------     --------     ---------  ---------
Increase (decrease) in net assets from
  contract transactions..................   (709,366)   (317,372)     (33,830)     (438,736)  (118,324)
                                          ----------  ----------     --------     ---------  ---------
INCREASE (DECREASE) IN NET
  ASSETS.................................   (350,561)    116,099      (31,052)     (429,445)   (59,601)
NET ASSETS AT BEGINNING OF
  PERIOD.................................  2,067,952   1,951,853       31,052       638,697    698,298
                                          ----------  ----------     --------     ---------  ---------
NET ASSETS AT END OF PERIOD.............. $1,717,391  $2,067,952     $     --     $ 209,252  $ 638,697
                                          ==========  ==========     ========     =========  =========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period..............................    118,207     138,201        2,726        56,715     67,376
       Units issued......................     12,521      37,373           --        25,684        403
       Units redeemed....................    (48,268)    (57,367)      (2,726)      (63,790)   (11,064)
                                          ----------  ----------     --------     ---------  ---------
   Units outstanding at end of period....     82,460     118,207           --        18,609     56,715
                                          ==========  ==========     ========     =========  =========

--------
(o)On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I Capital Appreciation II

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               AIM Variable        AIM Variable         AIM Variable
                                                 Insurance           Insurance            Insurance
                                              Funds Series II     Funds Series II      Funds Series II
                                                Sub-Account         Sub-Account          Sub-Account
                                          ----------------------  --------------- ------------------------
                                                 AIM V. I.           AIM V. I.        AIM V. I. Capital
                                              Basic Value II       Blue Chip II        Appreciation II
                                          ----------------------  --------------- ------------------------
                                             2007        2006        2006 (p)        2007    2006 (o)(q)(r)
                                          ----------  ----------  --------------- ---------  --------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (18,639) $  (29,246)    $  (2,279)   $ (12,253)   $ (12,925)
Net realized gains (losses)..............    189,833     228,537        40,023       52,265       35,722
Change in unrealized gains (losses)......   (160,109)     11,506       (51,525)      33,889        9,384
                                          ----------  ----------     ---------    ---------    ---------
Increase (decrease) in net assets from
  operations.............................     11,085     210,797       (13,781)      73,901       32,181
                                          ----------  ----------     ---------    ---------    ---------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits.................................      7,783          25            --        4,358          200
Benefit payments.........................    (88,403)     (7,376)           --       (7,114)      (1,223)
Payments on termination..................   (235,139)   (607,445)       (7,185)    (122,942)    (194,325)
Contract Maintenance Charge..............     (4,461)     (5,833)           --       (2,524)      (2,773)
Transfers among the sub-accounts and with
  the Fixed Account--net.................   (114,141)      5,890      (311,016)     (59,685)     201,335
                                          ----------  ----------     ---------    ---------    ---------
Increase (decrease) in net assets from
  contract transactions..................   (434,361)   (614,739)     (318,201)    (187,907)       3,214
                                          ----------  ----------     ---------    ---------    ---------
INCREASE (DECREASE) IN NET
  ASSETS.................................   (423,276)   (403,942)     (331,982)    (114,006)      35,395
NET ASSETS AT BEGINNING OF
  PERIOD.................................  1,618,311   2,022,253       331,982      758,699      723,304
                                          ----------  ----------     ---------    ---------    ---------
NET ASSETS AT END OF PERIOD.............. $1,195,035  $1,618,311     $      --    $ 644,693    $ 758,699
                                          ==========  ==========     =========    =========    =========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period..............................    105,513     148,034        33,582       58,805       57,568
       Units issued......................      8,243       3,931         2,672        2,898       24,165
       Units redeemed....................    (36,672)    (46,452)      (36,254)     (16,548)     (22,928)
                                          ----------  ----------     ---------    ---------    ---------
   Units outstanding at end of period....     77,084     105,513            --       45,155       58,805
                                          ==========  ==========     =========    =========    =========

--------
(o)On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I Capital Appreciation II
(p)On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(q)On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(r)On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   AIM Variable        AIM Variable       AIM Variable
                                                    Insurance            Insurance          Insurance
                                                 Funds Series II      Funds Series II    Funds Series II
                                                   Sub-Account          Sub-Account        Sub-Account
                                                -----------------  --------------------  ---------------
                                                    AIM V. I.            AIM V. I.          AIM V. I.
                                                     Capital               Core            Demographic
                                                  Development II         Equity II          Trends II
                                                -----------------  --------------------  ---------------
                                                  2007     2006       2007     2006 (s)     2006 (q)
                                                -------  --------  ---------  ---------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)................... $  (643) $   (730) $  (2,636) $  (3,309)    $  (1,382)
Net realized gains (losses)....................   3,683    10,199     34,149     10,588        25,047
Change in unrealized gains (losses)............    (266)   (2,890)    (8,078)    38,761       (20,969)
                                                -------  --------  ---------  ---------     ---------
Increase (decrease) in net assets from
  operations...................................   2,774     6,579     23,435     46,040         2,696
                                                -------  --------  ---------  ---------     ---------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits.......................................   3,736        --      3,113      6,916            --
Benefit payments...............................    (498)       --    (80,337)        --            --
Payments on termination........................      --   (28,910)   (57,589)  (122,383)         (540)
Contract Maintenance Charge....................      --        --       (664)      (665)           --
Transfers among the sub-accounts and with the
  Fixed Account--net...........................  12,650        50        465    387,791      (106,274)
                                                -------  --------  ---------  ---------     ---------
Increase (decrease) in net assets from contract
  transactions.................................  15,888   (28,860)  (135,012)   271,659      (106,814)
                                                -------  --------  ---------  ---------     ---------
INCREASE (DECREASE) IN NET ASSETS..............  18,662   (22,281)  (111,577)   317,699      (104,118)
NET ASSETS AT BEGINNING OF
  PERIOD.......................................  24,424    46,705    428,241    110,542       104,118
                                                -------  --------  ---------  ---------     ---------
NET ASSETS AT END OF PERIOD.................... $43,086  $ 24,424  $ 316,664  $ 428,241     $      --
                                                =======  ========  =========  =========     =========
UNITS OUTSTANDING
   Units outstanding at beginning of period....   1,703     3,728     35,381      9,784        10,410
       Units issued............................   1,147        --      6,710     37,001             6
       Units redeemed..........................     (90)   (2,025)   (16,951)   (11,404)      (10,416)
                                                -------  --------  ---------  ---------     ---------
   Units outstanding at end of period..........   2,760     1,703     25,140     35,381            --
                                                =======  ========  =========  =========     =========

--------
(q)On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(s)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   AIM Variable         AIM Variable      AIM Variable
                                                     Insurance           Insurance          Insurance
                                                  Funds Series II     Funds Series II    Funds Series II
                                                    Sub-Account         Sub-Account        Sub-Account
                                                ------------------  -------------------  ---------------
                                                     AIM V. I.           AIM V. I.
                                                    Diversified          Government         AIM V. I.
                                                     Income II         Securities II        Growth II
                                                ------------------  -------------------  ---------------
                                                  2007      2006      2007       2006       2006 (r)
                                                --------  --------  --------  ---------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)................... $  3,892  $  6,768  $  2,876  $   2,432     $   (403)
Net realized gains (losses)....................   (5,251)   (2,118)     (644)   (21,696)      23,902
Change in unrealized gains (losses)............    2,469       458     4,035     19,292      (18,618)
                                                --------  --------  --------  ---------     --------
Increase (decrease) in net assets from
  operations...................................    1,110     5,108     6,267         28        4,881
                                                --------  --------  --------  ---------     --------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits.......................................       --        --        --         --           25
Benefit payments...............................  (63,570)       --   (12,597)        --           --
Payments on termination........................  (20,999)  (56,946)   (2,219)  (498,738)      (5,077)
Contract Maintenance Charge....................       --        --        --         --           --
Transfers among the sub-accounts and with the
  Fixed Account--net...........................       84    42,097   (12,813)        84      (76,659)
                                                --------  --------  --------  ---------     --------
Increase (decrease) in net assets from contract
  transactions.................................  (84,485)  (14,849)  (27,629)  (498,654)     (81,711)
                                                --------  --------  --------  ---------     --------
INCREASE (DECREASE) IN NET
  ASSETS.......................................  (83,375)   (9,741)  (21,362)  (498,626)     (76,830)
NET ASSETS AT BEGINNING OF
  PERIOD.......................................  160,750   170,491   153,788    652,414       76,830
                                                --------  --------  --------  ---------     --------
NET ASSETS AT END OF PERIOD.................... $ 77,375  $160,750  $132,426  $ 153,788     $     --
                                                ========  ========  ========  =========     ========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period....................................   13,926    15,178    14,007     60,557        7,855
       Units issued............................    5,392     3,752     1,112          7            2
       Units redeemed..........................  (12,585)   (5,004)   (3,589)   (46,557)      (7,857)
                                                --------  --------  --------  ---------     --------
   Units outstanding at end of period..........    6,733    13,926    11,530     14,007           --
                                                ========  ========  ========  =========     ========

--------
(r)On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           AIM Variable          AIM Variable         AIM Variable
                                             Insurance            Insurance             Insurance
                                          Funds Series II      Funds Series II       Funds Series II
                                            Sub-Account          Sub-Account           Sub-Account
                                       --------------------  -------------------  --------------------
                                                                  AIM V. I.
                                          AIM V. I. High        International        AIM V. I. Large
                                             Yield II             Growth II           Cap Growth II
                                       --------------------  -------------------  --------------------
                                          2007       2006       2007      2006      2007    2006 (n)(p)
                                       ---------  ---------  ---------  --------  --------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $      20  $  11,348  $  (1,964) $ (1,234) $ (2,945)  $  (2,734)
Net realized gains (losses)...........     4,979    (10,118)    65,414    17,880    16,365      14,771
Change in unrealized gains (losses)...    (1,262)    24,133    (41,176)   35,402     8,610      22,371
                                       ---------  ---------  ---------  --------  --------   ---------
Increase (decrease) in net assets from
  operations..........................     3,737     25,363     22,274    52,048    22,030      34,408
                                       ---------  ---------  ---------  --------  --------   ---------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................        --         --      4,047        --        --          --
Benefit payments......................  (151,117)        --   (120,573)       --    (2,053)         --
Payments on termination...............   (25,420)  (557,007)    (9,203)  (40,667)  (95,821)   (154,831)
Contract Maintenance Charge...........        --         --         --        --        --          --
Transfers among the sub-accounts and
  with the Fixed Account--net.........        22     (6,406)    68,684     9,220       (95)    335,716
                                       ---------  ---------  ---------  --------  --------   ---------
Increase (decrease) in net assets from
  contract transactions...............  (176,515)  (563,413)   (57,045)  (31,447)  (97,969)    180,885
                                       ---------  ---------  ---------  --------  --------   ---------
INCREASE (DECREASE) IN NET
  ASSETS..............................  (172,778)  (538,050)   (34,771)   20,601   (75,939)    215,293
NET ASSETS AT BEGINNING OF
  PERIOD..............................   187,261    725,311    226,301   205,700   215,293          --
                                       ---------  ---------  ---------  --------  --------   ---------
NET ASSETS AT END OF
  PERIOD.............................. $  14,483  $ 187,261  $ 191,530  $226,301  $139,354   $ 215,293
                                       =========  =========  =========  ========  ========   =========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period...........................    13,215     55,954     12,047    13,822    19,446          --
       Units issued...................    10,390      1,732      9,635       543       213      33,571
       Units redeemed.................   (22,568)   (44,471)   (12,598)   (2,318)   (8,569)    (14,125)
                                       ---------  ---------  ---------  --------  --------   ---------
   Units outstanding at end of
     period...........................     1,037     13,215      9,084    12,047    11,090      19,446
                                       =========  =========  =========  ========  ========   =========

--------
(n)For the period beginning June 12, 2006, and ending December 31, 2006
(p)On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                    AIM Variable          AIM Variable      AIM Variable
                                                      Insurance            Insurance          Insurance
                                                   Funds Series II      Funds Series II    Funds Series II
                                                     Sub-Account          Sub-Account        Sub-Account
                                                --------------------  -------------------  ---------------
                                                                                              AIM V. I.
                                                  AIM V. I. Mid Cap     AIM V. I. Money        Premier
                                                   Core Equity II          Market II          Equity II
                                                --------------------  -------------------  ---------------
                                                   2007       2006      2007       2006       2006 (s)
                                                ---------  ---------  --------  ---------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)................... $ (10,555) $  (7,569) $  5,010  $   4,781     $     806
Net realized gains (losses)....................    29,957     88,942        --         --        67,521
Change in unrealized gains (losses)............    33,141    (11,531)       --         --       (49,821)
                                                ---------  ---------  --------  ---------     ---------
Increase (decrease) in net assets from
  operations...................................    52,543     69,842     5,010      4,781        18,506
                                                ---------  ---------  --------  ---------     ---------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits.......................................     3,652      3,085        --         --            --
Benefit payments...............................   (12,393)        --   (29,236)        --            --
Payments on termination........................   (57,040)  (126,000)      (91)  (187,111)       (2,421)
Contract Maintenance Charge....................    (1,118)    (2,072)       --         --          (278)
Transfers among the sub-accounts and with the
  Fixed Account--net...........................  (137,361)    30,626   (10,449)    94,574      (390,479)
                                                ---------  ---------  --------  ---------     ---------
Increase (decrease) in net assets from contract
  transactions.................................  (204,260)   (94,361)  (39,776)   (92,537)     (393,178)
                                                ---------  ---------  --------  ---------     ---------
INCREASE (DECREASE) IN NET
  ASSETS.......................................  (151,717)   (24,519)  (34,766)   (87,756)     (374,672)
NET ASSETS AT BEGINNING OF
  PERIOD.......................................   733,429    757,948   197,887    285,643       374,672
                                                ---------  ---------  --------  ---------     ---------
NET ASSETS AT END OF PERIOD.................... $ 581,712  $ 733,429  $163,121  $ 197,887     $      --
                                                =========  =========  ========  =========     =========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period....................................    56,407     63,491    19,724     29,174        35,322
       Units issued............................     1,294      2,769     2,838     18,819         1,551
       Units redeemed..........................   (16,958)    (9,853)   (6,731)   (28,269)      (36,873)
                                                ---------  ---------  --------  ---------     ---------
   Units outstanding at end of period..........    40,743     56,407    15,831     19,724            --
                                                =========  =========  ========  =========     =========

--------
(s)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  AIM Variable       AIM Variable           Alliance
                                                    Insurance         Insurance        Bernstein Variable
                                                 Funds Series II   Funds Series II     Product Series Fund
                                                   Sub-Account       Sub-Account           Sub-Account
                                                ----------------  -----------------  ----------------------
                                                                                            Alliance
                                                    AIM V. I.         AIM V. I.           Bernstein VPS
                                                  Technology II      Utilities II          Growth (a)
                                                ----------------  -----------------  ----------------------
                                                  2007     2006     2007     2006       2007        2006
                                                -------  -------  -------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)................... $  (182) $  (166) $   522  $    563  $  (43,472) $  (47,235)
Net realized gains (losses)....................      43      159    3,488     7,329     152,363      64,176
Change in unrealized gains (losses)............     709      842    2,617    (1,200)    163,920    (117,711)
                                                -------  -------  -------  --------  ----------  ----------
Increase (decrease) in net assets from
  operations...................................     570      835    6,627     6,692     272,811    (100,770)
                                                -------  -------  -------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits.......................................      --       --       --        --       1,877     147,473
Benefit payments...............................      --       --       --        --     (24,474)    (28,168)
Payments on termination........................      --     (677)    (373)  (11,708)   (457,781)   (302,826)
Contract Maintenance Charge....................      --       --       --        --      (6,572)     (8,367)
Transfers among the sub-accounts and with the
  Fixed Account--net...........................      --        1   39,841    (2,143)    (91,265)    (22,731)
                                                -------  -------  -------  --------  ----------  ----------
Increase (decrease) in net assets from contract
  transactions.................................      --     (676)  39,468   (13,851)   (578,215)   (214,619)
                                                -------  -------  -------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS.......................................     570      159   46,095    (7,159)   (305,404)   (315,389)
NET ASSETS AT BEGINNING OF
  PERIOD.......................................  10,086    9,927   21,356    28,515   2,684,722   3,000,111
                                                -------  -------  -------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD.................... $10,656  $10,086  $67,451  $ 21,356  $2,379,318  $2,684,722
                                                =======  =======  =======  ========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period....................................     842      897    1,240     2,034     225,207     251,153
       Units issued............................      --       --    2,085       217      11,087      30,822
       Units redeemed..........................      --      (55)     (28)   (1,011)    (59,362)    (56,768)
                                                -------  -------  -------  --------  ----------  ----------
   Units outstanding at end of period..........     842      842    3,297     1,240     176,932     225,207
                                                =======  =======  =======  ========  ==========  ==========

--------
(a)Previously known as AllianceBernstein Growth

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   Alliance Bernstein Variable Alliance Bernstein Variable Alliance Bernstein Variable
                                      Product Series Fund       Product Series Fund         Product Series Fund
                                          Sub-Account               Sub-Account                 Sub-Account
                                   --------------------------  --------------------------  --------------------------
                                           Alliance                  Alliance                    Alliance
                                         Bernstein VPS             Bernstein VPS               Bernstein VPS
                                           Growth &                International                 Large Cap
                                          Income (b)                 Value (c)                  Growth (d)
                                   --------------------------  --------------------------  --------------------------
                                       2007          2006         2007          2006          2007          2006
                                   -----------   -----------    ---------     ---------     ---------     ---------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (19,907)  $   (21,314)  $  (6,828)    $  (2,293)    $ (10,448)    $  (9,950)
Net realized gains (losses).......     580,517       549,435      68,981        32,864        10,568        (6,176)
Change in unrealized gains
  (losses)........................    (354,020)      376,653     (31,768)      139,223        83,018        11,091
                                   -----------   -----------    ---------     ---------     ---------     ---------
Increase (decrease) in net assets
  from operations.................     206,590       904,774      30,385       169,794        83,138        (5,035)
                                   -----------   -----------    ---------     ---------     ---------     ---------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................       3,331         3,996     112,775       307,424            --         1,600
Benefit payments..................     (38,805)      (59,789)         --            --            --       (21,115)
Payments on termination...........    (940,566)     (869,670)   (140,296)     (101,779)     (137,438)     (211,247)
Contract Maintenance Charge.......     (11,748)      (13,157)     (4,211)       (2,364)       (1,150)       (1,122)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (153,905)     (192,886)     74,441       156,367        (8,615)      260,504
                                   -----------   -----------    ---------     ---------     ---------     ---------
Increase (decrease) in net assets
  from contract transactions......  (1,141,693)   (1,131,506)     42,709       359,648      (147,203)       28,620
                                   -----------   -----------    ---------     ---------     ---------     ---------
INCREASE (DECREASE) IN
  NET ASSETS......................    (935,103)     (226,732)     73,094       529,442       (64,065)       23,585
NET ASSETS AT BEGINNING
  OF PERIOD.......................   6,367,328     6,594,060     871,429       341,987       759,818       736,233
                                   -----------   -----------    ---------     ---------     ---------     ---------
NET ASSETS AT END OF
  PERIOD.......................... $ 5,432,225   $ 6,367,328   $ 944,523     $ 871,429     $ 695,753     $ 759,818
                                   ===========   ===========    =========     =========     =========     =========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................     454,605       542,541      55,289        28,796        96,235        89,170
       Units issued...............      11,966        26,104      11,967        35,679         1,622        44,901
       Units redeemed.............     (90,782)     (114,040)     (9,532)       (9,186)      (20,724)      (37,836)
                                   -----------   -----------    ---------     ---------     ---------     ---------
   Units outstanding at end of
     period.......................     375,789       454,605      57,724        55,289        77,133        96,235
                                   ===========   ===========    =========     =========     =========     =========

--------
(b)Previously known as AllianceBernstein Growth & Income
(c)Previously known as AllianceBernstein International Value
(d)Previously known as AllianceBernstein Large Cap Growth

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       Alliance Bernstein Variable Alliance Bernstein      Alliance Bernstein
                                         Product Series Fund       Variable Product Series Variable Product Series
                                             Sub-Account            Fund Sub-Account        Fund Sub-Account
                                       --------------------------  ----------------------  ----------------------
                                       Alliance Bernstein VPS      Alliance Bernstein VPS  Alliance Bernstein VPS
                                       Small/Mid Cap Value (e)     Utility Income (f)           Value (g)
                                       --------------------------  ----------------------  ----------------------
                                          2007          2006         2007        2006        2007        2006
                                        ----------    ----------    --------    --------    --------    --------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (28,459)   $  (45,254)   $    477    $    593    $   (149)   $   (196)
Net realized gains (losses)...........    316,337       293,565       4,405         438          (7)      1,872
Change in unrealized gains (losses)...   (258,207)      111,827      21,797      19,353      (4,078)      2,044
                                        ----------    ----------    --------    --------    --------    --------
Increase (decrease) in net assets from
  operations..........................     29,671       360,138      26,679      20,384      (4,234)      3,720
                                        ----------    ----------    --------    --------    --------    --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................     18,044       162,495         775      18,042         775      25,072
Benefit payments......................    (11,500)       (1,987)         --          --          --          --
Payments on termination...............   (401,352)     (390,468)    (13,568)     (1,196)    (15,188)    (14,624)
Contract Maintenance Charge...........    (13,396)      (15,780)       (655)       (320)       (244)        (54)
Transfers among the sub-accounts and
  with the Fixed Account--net.........   (214,654)      (31,118)     40,975      10,746      28,674        (517)
                                        ----------    ----------    --------    --------    --------    --------
Increase (decrease) in net assets from
  contract transactions...............   (622,858)     (276,858)     27,527      27,272      14,017       9,877
                                        ----------    ----------    --------    --------    --------    --------
INCREASE (DECREASE) IN NET
  ASSETS..............................   (593,187)       83,280      54,206      47,656       9,783      13,597
NET ASSETS AT BEGINNING OF
  PERIOD..............................  3,015,039     2,931,759     125,706      78,050      19,891       6,294
                                        ----------    ----------    --------    --------    --------    --------
NET ASSETS AT END OF
  PERIOD.............................. $2,421,852    $3,015,039    $179,912    $125,706    $ 29,674    $ 19,891
                                        ==========    ==========    ========    ========    ========    ========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period...........................    160,748       175,516       9,447       7,130       1,561         587
       Units issued...................      5,185        13,501       2,761       2,622       2,181       2,213
       Units redeemed.................    (36,789)      (28,269)       (952)       (305)     (1,274)     (1,239)
                                        ----------    ----------    --------    --------    --------    --------
   Units outstanding at end of
     period...........................    129,144       160,748      11,256       9,447       2,468       1,561
                                        ==========    ==========    ========    ========    ========    ========

--------
(e)Previously known as AllianceBernstein Small/Mid Cap Value
(f)Previously known as AllianceBernstein Utility Income
(g)Previously known as AllianceBernstein Value

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                        Dreyfus Socially
                                           Delaware Group          Delaware Group      Responsible Growth
                                          Premium Fund, Inc       Premium Fund, Inc         Fund, Inc
                                             Sub-Account             Sub-Account           Sub-Account
                                       ----------------------  ----------------------  ----------------------
                                        Delaware VIP GP Small       Delaware VIP        Dreyfus Socially
                                              Cap Value               GP Trend         Responsible Growth Fund
                                       ----------------------  ----------------------  ----------------------
                                          2007        2006        2007        2006         2007        2006
                                       ----------  ----------  ----------  ----------  --------    --------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (31,562) $  (38,399) $  (14,342) $  (14,577) $ (1,759)   $ (2,881)
Net realized gains (losses)...........    396,915     373,418      41,563      56,309     3,534        (405)
Change in unrealized gains
  (losses)............................   (677,834)    183,573      74,697      25,984    14,274      22,624
                                       ----------  ----------  ----------  ----------   --------    --------
Increase (decrease) in net assets from
  operations..........................   (312,481)    518,592     101,918      67,716    16,049      19,338
                                       ----------  ----------  ----------  ----------   --------    --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................     14,890      16,255          --       3,823        --          --
Benefit payments......................     (7,529)    (21,582)     (7,019)    (57,024)  (23,116)     (1,065)
Payments on termination...............   (180,816)   (259,954)    (60,346)   (109,428)  (23,435)     (7,154)
Contract Maintenance Charge...........     (1,530)     (1,721)       (302)       (338)     (200)       (214)
Transfers among the sub-accounts
  and with the Fixed
  Account--net........................      1,747     377,278     (12,150)     35,140     1,305      10,550
                                       ----------  ----------  ----------  ----------   --------    --------
Increase (decrease) in net assets from
  contract transactions...............   (173,238)    110,276     (79,817)   (127,827)  (45,446)      2,117
                                       ----------  ----------  ----------  ----------   --------    --------
INCREASE (DECREASE) IN NET
  ASSETS..............................   (485,719)    628,868      22,101     (60,111)  (29,397)     21,455
NET ASSETS AT BEGINNING
  OF PERIOD...........................  4,198,041   3,569,173   1,089,581   1,149,692   265,845     244,390
                                       ----------  ----------  ----------  ----------   --------    --------
NET ASSETS AT END OF
  PERIOD.............................. $3,712,322  $4,198,041  $1,111,682  $1,089,581  $236,448    $265,845
                                       ==========  ==========  ==========  ==========   ========    ========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period........................    168,662     164,545     107,966     121,053    37,198      36,879
       Units issued...................      2,990      22,887         964      12,895     2,406       1,698
       Units redeemed.................     (9,909)    (18,770)     (8,207)    (25,982)   (8,521)     (1,379)
                                       ----------  ----------  ----------  ----------   --------    --------
   Units outstanding at end of
     period...........................    161,743     168,662     100,723     107,966    31,083      37,198
                                       ==========  ==========  ==========  ==========   ========    ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Dreyfus Stock        Dreyfus Variable       Dreyfus Variable
                                             Index Fund           Investment Fund        Investment Fund
                                             Sub-Account            Sub-Account            Sub-Account
                                       ----------------------  --------------------  ----------------------
                                            Dreyfus Stock           VIF Capital             VIF Money
                                             Index Fund            Appreciation              Market
                                       ----------------------  --------------------  ----------------------
                                          2007        2006        2007       2006       2007        2006
                                       ----------  ----------  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $   31,687  $   25,365  $   2,494  $   2,173  $   86,755  $   94,054
Net realized gains (losses)...........    194,358     116,392     27,536     26,299          --          --
Change in unrealized gains
  (losses)............................     44,378     681,227     14,331     85,670          --          --
                                       ----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in net assets from
  operations..........................    270,423     822,984     44,361    114,142      86,755      94,054
                                       ----------  ----------  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................     21,888      24,633        600        602       1,850     106,650
Benefit payments......................    (37,662)    (72,076)        --         --    (196,575)    (96,323)
Payments on termination...............   (500,628)   (395,483)  (101,970)  (107,418)   (436,709)   (695,945)
Contract Maintenance Charge...........     (2,580)     (2,719)      (153)      (181)     (1,270)     (1,407)
Transfers among the sub-accounts
  and with the Fixed
  Account--net........................    576,670      66,591       (208)   (24,624)    366,270     170,712
                                       ----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions...............     57,688    (379,054)  (101,731)  (131,621)   (266,434)   (516,313)
                                       ----------  ----------  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS..............................    328,111     443,930    (57,370)   (17,479)   (179,679)   (422,259)
NET ASSETS AT BEGINNING
  OF PERIOD...........................  6,488,938   6,045,008    804,955    822,434   2,667,167   3,089,426
                                       ----------  ----------  ---------  ---------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.............................. $6,817,049  $6,488,938  $ 747,585  $ 804,955  $2,487,488  $2,667,167
                                       ==========  ==========  =========  =========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period........................    635,111     674,891     74,769     87,877     256,975     307,461
       Units issued...................     76,449      28,839        950      3,369      64,614     327,522
       Units redeemed.................    (69,632)    (68,619)   (10,083)   (16,477)    (90,165)   (378,008)
                                       ----------  ----------  ---------  ---------  ----------  ----------
   Units outstanding at end of
     period...........................    641,928     635,111     65,636     74,769     231,424     256,975
                                       ==========  ==========  =========  =========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                      DWS Variable       DWS Variable         DWS Variable
                                                    Investment Series I Investment Series I Investment Series I
                                                       Sub-Account        Sub-Account         Sub-Account
                                                    ------------------  ------------------  ------------------
                                                                        DWS VIP Capital      DWS VIP Growth
                                                     DWS VIP Bond A        Growth A           and Income A
                                                    ------------------  ------------------  ------------------
                                                      2007      2006     2007      2006      2007       2006
                                                    -------   -------    ------    ------    ------   -------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)....................... $ 1,812   $ 1,321   $   (3)   $   (5)   $   26    $     5
Net realized gains (losses)........................       1        52        4         1        68        884
Change in unrealized gains (losses)................    (282)      339      412       256       (62)      (194)
                                                    -------   -------    ------    ------    ------   -------
Increase (decrease) in net assets from operations..   1,531     1,712      413       252        32        695
                                                    -------   -------    ------    ------    ------   -------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits...........................................      --        --       --        --        --         --
Benefit payments...................................      --        --       --        --        --         --
Payments on termination............................      --        --       --        --        --     (3,905)
Contract Maintenance Charge........................      --        --       --        --        --         --
Transfers among the sub-accounts and with the Fixed
  Account--net.....................................      --        (1)       1        --        (1)       (60)
                                                    -------   -------    ------    ------    ------   -------
Increase (decrease) in net assets from contract
  transactions.....................................      --        (1)       1        --        (1)    (3,965)
                                                    -------   -------    ------    ------    ------   -------
INCREASE (DECREASE) IN NET ASSETS..................   1,531     1,711      414       252        31     (3,270)
NET ASSETS AT BEGINNING OF PERIOD..................  45,669    43,958    3,501     3,249     4,924      8,194
                                                    -------   -------    ------    ------    ------   -------
NET ASSETS AT END OF PERIOD........................ $47,200   $45,669   $3,915    $3,501    $4,955    $ 4,924
                                                    =======   =======    ======    ======    ======   =======
UNITS OUTSTANDING
   Units outstanding at beginning of period........   3,283     3,283      307       307       435        820
       Units issued................................      --        --       --        --        --         --
       Units redeemed..............................      --        --       --        --        --       (385)
                                                    -------   -------    ------    ------    ------   -------
   Units outstanding at end of period..............   3,283     3,283      307       307       435        435
                                                    =======   =======    ======    ======    ======   =======

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        DWS Variable  DWS Variable  DWS Variable
                                         Investment    Investment    Investment      DWS Variable
                                          Series I      Series I     Series II   Investment Series II
                                        Sub-Account    Sub-Account  Sub-Account       Sub-Account
                                       -------------  ------------- ------------ --------------------
                                          DWS VIP     DWS VIP Money   DWS VIP        DWS VIP Money
                                       International    Market A     Balanced A       Market A II
                                       -------------  ------------- ------------ --------------------
                                        2007   2006     2006 (t)        2006       2007    2006 (t)(u)
                                       ------ ------  ------------- ------------ --------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $   97 $   55    $  1,174      $    (6)   $  2,712    $   327
Net realized gains (losses)...........      2     (4)         --          342          --         --
Change in unrealized gains (losses)...    637  1,018          --         (225)         --         --
                                       ------ ------    --------      -------    --------    -------
Increase (decrease) in net assets from
  operations..........................    736  1,069       1,174          111       2,712        327
                                       ------ ------    --------      -------    --------    -------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................     --     --          --           --          --         --
Benefit payments......................     --     --          --           --          --         --
Payments on termination...............     --     --      (5,000)      (3,542)    (15,000)    (1,000)
Contract Maintenance Charge...........     --     --          --           --          --         --
Transfers among the sub-accounts and
  with the Fixed Account--net.........     --      1      (7,940)         (34)          4     71,717
                                       ------ ------    --------      -------    --------    -------
Increase (decrease) in net assets from
  contract transactions...............     --      1     (12,940)      (3,576)    (14,996)    70,717
                                       ------ ------    --------      -------    --------    -------
INCREASE (DECREASE) IN NET
  ASSETS..............................    736  1,070     (11,766)      (3,465)    (12,284)    71,044
NET ASSETS AT BEGINNING OF
  PERIOD..............................  5,343  4,273      11,766        3,465      71,044         --
                                       ------ ------    --------      -------    --------    -------
NET ASSETS AT END OF
  PERIOD.............................. $6,079 $5,343    $     --      $    --    $ 58,760    $71,044
                                       ====== ======    ========      =======    ========    =======
UNITS OUTSTANDING
   Units outstanding at beginning of
     period...........................    366    366       1,009          326       7,058         --
       Units issued...................     --     --       5,330           --          --     13,130
       Units redeemed.................     --     --      (6,339)        (326)     (1,458)    (6,072)
                                       ------ ------    --------      -------    --------    -------
   Units outstanding at end of
     period...........................    366    366          --           --       5,600      7,058
                                       ====== ======    ========      =======    ========    =======

--------
(t)On November 3, 2006, DWS Money Market A merged into DWS Money Market A II
(u)For the period beginning November 3, 2006 and ending December 31, 2006

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                               Fidelity Variable       Fidelity Variable
                                        DWS Variable               Insurance               Insurance
                                       Investment Series II      Products Fund           Products Fund
                                         Sub-Account              Sub-Account             Sub-Account
                                       -------------------  ----------------------  ----------------------
                                        DWS VIP Small
                                        Cap Growth A            VIP Contrafund         VIP Equity-Income
                                       -------------------  ----------------------  ----------------------
                                        2007       2006        2007        2006        2007        2006
                                        ------     ------   ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (25)    $  (23)   $  (19,675) $    1,765  $   27,344  $  110,098
Net realized gains (losses)...........      4          2     1,741,518     664,813     538,114     787,670
Change in unrealized gains (losses)...    195        160      (831,946)   (112,078)   (541,278)     22,647
                                        ------     ------   ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  operations..........................    174        139       889,897     554,500      24,180     920,415
                                        ------     ------   ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................     --         --        38,174      27,491      13,897      13,849
Benefit payments......................     --         --       (40,013)    (10,209)    (19,106)   (123,450)
Payments on termination...............     --         --      (481,343)   (490,406)   (408,602)   (411,103)
Contract Maintenance Charge...........     --         --        (2,206)     (2,351)     (2,012)     (2,193)
Transfers among the sub-accounts and
  with the Fixed Account--net.........      2         --       (27,260)    489,381     116,451    (141,407)
                                        ------     ------   ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions...............      2         --      (512,648)     13,906    (299,372)   (664,304)
                                        ------     ------   ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS..............................    176        139       377,249     568,406    (275,192)    256,111
NET ASSETS AT BEGINNING OF
  PERIOD..............................  3,210      3,071     5,753,227   5,184,821   5,469,122   5,213,011
                                        ------     ------   ----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.............................. $3,386     $3,210    $6,130,476  $5,753,227  $5,193,930  $5,469,122
                                        ======     ======   ==========  ==========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period...........................    265        265       419,268     417,035     373,636     422,755
       Units issued...................     --         --        34,897      62,219      14,245      17,800
       Units redeemed.................     --         --       (70,022)    (59,986)    (33,975)    (66,919)
                                        ------     ------   ----------  ----------  ----------  ----------
   Units outstanding at end of
     period...........................    265        265       384,143     419,268     353,906     373,636
                                        ======     ======   ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Fidelity Variable     Fidelity Variable     Fidelity Variable
                                         Insurance             Insurance             Insurance
                                       Products Fund         Products Fund         Products Fund
                                        Sub-Account           Sub-Account           Sub-Account
                                  ----------------------  ------------------  ----------------------
                                                              VIP Growth             VIP High
                                        VIP Growth           Opportunities            Income
                                  ----------------------  ------------------  ----------------------
                                     2007        2006       2007      2006       2007        2006
                                  ----------  ----------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (22,134) $  (39,849) $ (9,247) $ (3,399) $   61,181  $   63,185
Net realized gains (losses)......    271,510      82,165    21,602    19,174         568       6,823
Change in unrealized gains
  (losses).......................    880,648     205,911   129,792    14,639     (47,752)     30,107
                                  ----------  ----------  --------  --------  ----------  ----------
Increase (decrease) in net assets
  from operations................  1,130,024     248,227   142,147    30,414      13,997     100,115
                                  ----------  ----------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................    117,465      24,992       500     5,600       2,515       2,895
Benefit payments.................    (14,484)     (9,603)   (7,484)       --          --          --
Payments on termination..........   (490,817)   (510,094)  (53,277)  (17,868)   (194,458)   (182,487)
Contract Maintenance Charge......     (1,574)     (1,767)     (237)     (261)       (318)       (361)
Transfers among the
  sub-accounts--and with the
  Fixed Account--net.............   (339,466)    410,097    (4,919)  (68,597)      4,252      61,354
                                  ----------  ----------  --------  --------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.....   (728,876)    (86,375)  (65,417)  (81,126)   (188,009)   (118,599)
                                  ----------  ----------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.....................    401,148     161,852    76,730   (50,712)   (174,012)    (18,484)
NET ASSETS AT BEGINNING
  OF PERIOD......................  4,644,338   4,482,486   682,648   733,360   1,020,410   1,038,894
                                  ----------  ----------  --------  --------  ----------  ----------
NET ASSETS AT END OF
  PERIOD......................... $5,045,486  $4,644,338  $759,378  $682,648  $  846,398  $1,020,410
                                  ==========  ==========  ========  ========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........    629,197     641,501    73,628    82,379      90,083     100,757
       Units issued..............     37,526      76,753       999     3,327      14,612       7,568
       Units redeemed............   (123,577)    (89,057)   (7,296)  (12,078)    (31,080)    (18,242)
                                  ----------  ----------  --------  --------  ----------  ----------
   Units outstanding at end of
     period......................    543,146     629,197    67,331    73,628      73,615      90,083
                                  ==========  ==========  ========  ========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                      Fidelity Variable       Fidelity Variable       Fidelity Variable
                                          Insurance               Insurance               Insurance
                                        Products Fund           Products Fund           Products Fund
                                         Sub-Account             Sub-Account             Sub-Account
                                   ----------------------  ----------------------  ----------------------
                                                               VIP Investment
                                        VIP Index 500            Grade Bond             VIP Overseas
                                   ----------------------  ----------------------  ----------------------
                                      2007        2006        2007        2006        2007        2006
                                   ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   92,456  $   20,636  $   62,891  $   67,368  $   44,751  $   (8,109)
Net realized gains (losses).......    180,698      79,175     (10,332)    (18,296)    260,500     182,566
Change in unrealized gains
  (losses)........................   (102,315)    441,587      14,396      16,172     (28,248)    120,263
                                   ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................    170,839     541,398      66,955      65,244     277,003     294,720
                                   ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     30,262      66,835      58,237      28,558      14,890      11,439
Benefit payments..................         --      (5,642)         --      (3,678)         --     (16,205)
Payments on termination...........   (486,505)   (350,772)   (231,696)   (184,686)   (238,428)   (151,252)
Contract Maintenance Charge.......     (1,206)     (1,281)       (940)     (1,067)       (598)       (609)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................   (187,329)    (31,585)    200,943    (162,013)     67,895     293,206
                                   ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......   (644,778)   (322,445)     26,544    (322,886)   (156,241)    136,579
                                   ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................   (473,939)    218,953      93,499    (257,642)    120,762     431,299
NET ASSETS AT BEGINNING
  OF PERIOD.......................  4,200,441   3,981,488   2,206,705   2,464,347   2,044,166   1,612,867
                                   ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $3,726,502  $4,200,441  $2,300,204  $2,206,705  $2,164,928  $2,044,166
                                   ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................    425,405     460,874     162,534     187,058     167,543     153,756
       Units issued...............      7,071      22,493      27,131      16,310      49,013     105,117
       Units redeemed.............    (70,011)    (57,962)    (25,250)    (40,834)    (63,842)    (91,330)
                                   ----------  ----------  ----------  ----------  ----------  ----------
   Units outstanding at end of
     period.......................    362,465     425,405     164,415     162,534     152,714     167,543
                                   ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Fidelity Variable     Fidelity Variable   Fidelity Variable
                                              Insurance             Insurance           Insurance
                                            Products Fund         Products Fund       Products Fund
                                          (Service Class 2)     (Service Class 2)   (Service Class 2)
                                             Sub-Account           Sub-Account         Sub-Account
                                       ----------------------  ------------------  ------------------
                                                                   VIP Freedom         VIP Freedom
                                           VIP Contrafund        2010 Portfolio      2020 Portfolio
                                          (Service Class 2)     (Service Class 2)   (Service Class 2)
                                       ----------------------  ------------------  ------------------
                                          2007        2006       2007    2006 (v)    2007    2006 (v)
                                       ----------  ----------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (28,540) $   (6,054) $  3,153  $  1,267  $  2,004  $  1,514
Net realized gains (losses)...........  1,065,143     234,312     6,550       420     8,844     1,323
Change in unrealized gains (losses)...   (534,368)    (37,886)    1,644     1,065     7,991     4,931
                                       ----------  ----------  --------  --------  --------  --------
Increase (decrease) in net assets from
  operations..........................    502,235     190,372    11,347     2,752    18,839     7,768
                                       ----------  ----------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................    386,212   1,004,506    10,732     2,000    65,268   123,365
Benefit payments......................         --          --        --        --        --        --
Payments on termination...............   (190,191)   (406,650)   (4,302)   (1,320)     (590)  (11,388)
Contract Maintenance Charge...........    (12,999)     (3,298)     (875)       --    (1,006)      (29)
Transfers among the sub-accounts and
  with the Fixed Account--net.........    893,981   1,324,111   134,613    99,776    31,806    45,052
                                       ----------  ----------  --------  --------  --------  --------
Increase (decrease) in net assets from
  contract transactions...............  1,077,003   1,918,669   140,168   100,456    95,478   157,000
                                       ----------  ----------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS..............................  1,579,238   2,109,041   151,515   103,208   114,317   164,768
NET ASSETS AT BEGINNING OF
  PERIOD..............................  2,768,111     659,070   103,208        --   164,768        --
                                       ----------  ----------  --------  --------  --------  --------
NET ASSETS AT END OF
  PERIOD.............................. $4,347,349  $2,768,111  $254,723  $103,208  $279,085  $164,768
                                       ==========  ==========  ========  ========  ========  ========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period...........................    250,121      55,420     9,848        --    15,676        --
       Units issued...................    139,393     238,077    13,466     9,983    10,967    16,907
       Units redeemed.................    (43,716)    (43,376)     (545)     (135)   (2,173)   (1,231)
                                       ----------  ----------  --------  --------  --------  --------
   Units outstanding at end of
     period...........................    345,798     250,121    22,769     9,848    24,470    15,676
                                       ==========  ==========  ========  ========  ========  ========

--------
(v)For the period beginning May 1, 2006, and ending December 31, 2006

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       Fidelity Variable   Fidelity Variable   Fidelity Variable
                                           Insurance           Insurance           Insurance
                                         Products Fund       Products Fund       Products Fund
                                       (Service Class 2)   (Service Class 2)   (Service Class 2)
                                          Sub-Account         Sub-Account         Sub-Account
                                       ------------------ ------------------  ------------------
                                          VIP Freedom         VIP Freedom
                                         2030 Portfolio    Income Portfolio   VIP Growth & Income
                                       (Service Class 2)   (Service Class 2)   (Service Class 2)
                                       ------------------ ------------------  ------------------
                                         2007    2006 (v)   2007    2006 (v)    2007      2006
                                       --------  -------- --------  --------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $  2,346  $  3,035 $  6,144  $  2,773  $   (658) $ (1,820)
Net realized gains (losses)...........   16,913     3,377    2,533       497    12,992     4,129
Change in unrealized gains (losses)...   16,896    12,948    1,212    (2,464)   10,670    15,386
                                       --------  -------- --------  --------  --------  --------
Increase (decrease) in net assets from
  operations..........................   36,155    19,360    9,889       806    23,004    17,695
                                       --------  -------- --------  --------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................       --    39,954      500    41,233     2,420   122,721
Benefit payments......................       --        --       --        --        --        --
Payments on termination...............       --        --   (1,827)       --   (11,265)   (9,361)
Contract Maintenance Charge...........   (1,558)       --   (1,514)       --      (938)     (414)
Transfers among the sub-accounts and
  with the Fixed Account--net.........   52,524   265,893  128,960    67,502    21,089     3,851
                                       --------  -------- --------  --------  --------  --------
Increase (decrease) in net assets from
  contract transactions...............   50,966   305,847  126,119   108,735    11,306   116,797
                                       --------  -------- --------  --------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS..............................   87,121   325,207  136,008   109,541    34,310   134,492
NET ASSETS AT BEGINNING OF
  PERIOD..............................  325,207        --  109,541        --   235,599   101,107
                                       --------  -------- --------  --------  --------  --------
NET ASSETS AT END OF PERIOD........... $412,328  $325,207 $245,549  $109,541  $269,909  $235,599
                                       ========  ======== ========  ========  ========  ========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period...........................   30,916        --   10,560        --    19,132     9,113
       Units issued...................    4,987    30,916   12,394    10,560     2,522    10,787
       Units redeemed.................     (138)       --     (310)       --    (1,741)     (768)
                                       --------  -------- --------  --------  --------  --------
   Units outstanding at end of period.   35,765    30,916   22,644    10,560    19,913    19,132
                                       ========  ======== ========  ========  ========  ========

--------
(v)For the period beginning May 1, 2006, and ending December 31, 2006

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Fidelity Variable      Fidelity Variable   Fidelity Variable
                                              Insurance              Insurance           Insurance
                                            Products Fund          Products Fund       Products Fund
                                          (Service Class 2)      (Service Class 2)   (Service Class 2)
                                             Sub-Account            Sub-Account         Sub-Account
                                          --------------------  ------------------  ------------------
                                             VIP Growth
                                           Stock Portfolio        VIP High Income      VIP Index 500
                                          (Service Class 2) (h)  (Service Class 2)   (Service Class 2)
                                          --------------------  ------------------  ------------------
                                            2007     2006 (v)     2007      2006      2007    2006 (v)
                                           -------   --------   --------  --------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (237)   $   (25)   $ 15,652  $ 12,441  $  9,738  $ (2,040)
Net realized gains (losses)..............   1,076         --      (1,078)    1,552     4,541     4,041
Change in unrealized gains (losses)......   1,984       (109)    (13,314)    5,060    (3,109)   26,484
                                           -------   -------    --------  --------  --------  --------
Increase (decrease) in net assets from
  operations.............................   2,823       (134)      1,260    19,053    11,170    28,485
                                           -------   -------    --------  --------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits.................................      --     10,783      15,124    90,716   165,447   167,032
Benefit payments.........................      --         --          --        --        --        --
Payments on termination..................      --         --     (32,926)  (21,279)  (17,257)   (2,090)
Contract Maintenance Charge..............     (19)        --      (1,121)     (730)   (1,335)       (3)
Transfers among the sub-accounts and with
  the Fixed Account--net.................   8,107      1,796      22,374    (8,126)  264,491   149,878
                                           -------   -------    --------  --------  --------  --------
Increase (decrease) in net assets from
  contract transactions..................   8,088     12,579       3,451    60,581   411,346   314,817
                                           -------   -------    --------  --------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS.................................  10,911     12,445       4,711    79,634   422,516   343,302
NET ASSETS AT BEGINNING OF
  PERIOD.................................  12,445         --     215,760   136,126   343,302        --
                                           -------   -------    --------  --------  --------  --------
NET ASSETS AT END OF PERIOD.............. $23,356    $12,445    $220,471  $215,760  $765,818  $343,302
                                           =======   =======    ========  ========  ========  ========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period..............................   1,276         --      18,847    13,002    31,704        --
       Units issued......................     714      1,276       3,270    10,657    43,664    37,700
       Units redeemed....................      (2)        --      (3,029)   (4,812)   (7,107)   (5,996)
                                           -------   -------    --------  --------  --------  --------
   Units outstanding at end of period....   1,988      1,276      19,088    18,847    68,261    31,704
                                           =======   =======    ========  ========  ========  ========

--------
(h)Previously known as VIP Freedom Growth Stock Portfolio (Service Class 2)
(v)For the period beginning May 1, 2006, and ending December 31, 2006

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Fidelity              Fidelity            Franklin
                                              Variable              Variable            Templeton
                                              Insurance             Insurance           Variable
                                            Products Fund         Products Fund         Insurance
                                          (Service Class 2)     (Service Class 2)    Products Trust
                                             Sub-Account           Sub-Account         Sub-Account
                                       ----------------------  ------------------  ------------------
                                                                    VIP Money         Franklin Flex
                                             VIP MidCap              Market            Cap Growth
                                          (Service Class 2)     (Service Class 2)      Securities
                                       ----------------------  ------------------  ------------------
                                          2007        2006       2007    2006 (v)    2007      2006
                                       ----------  ----------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (21,586) $  (13,373) $  2,050  $    597  $ (2,292) $ (1,140)
Net realized gains (losses)...........    151,680      48,193        --        --     2,377       131
Change in unrealized gains (losses)...     82,401      73,202        --        --    18,471     3,460
                                       ----------  ----------  --------  --------  --------  --------
Increase (decrease) in net assets from
  operations..........................    212,495     108,022     2,050       597    18,556     2,451
                                       ----------  ----------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................    115,825     749,156     1,250    27,887        --   102,714
Benefit payments......................         --          --        --        --        --        --
Payments on termination...............    (67,589)    (90,952)     (819)  (50,926)       --        --
Contract Maintenance Charge...........     (6,064)     (1,628)     (509)       --      (731)     (205)
Transfers among the sub-accounts and
  with the Fixed Account--net.........    430,238     345,149    80,722    51,294    (5,175)    8,902
                                       ----------  ----------  --------  --------  --------  --------
Increase (decrease) in net assets from
  contract transactions...............    472,410   1,001,725    80,644    28,255    (5,906)  111,411
                                       ----------  ----------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS..............................    684,905   1,109,747    82,694    28,852    12,650   113,862
NET ASSETS AT BEGINNING OF
  PERIOD..............................  1,417,829     308,082    28,852        --   141,032    27,170
                                       ----------  ----------  --------  --------  --------  --------
NET ASSETS AT END OF
  PERIOD.............................. $2,102,734  $1,417,829  $111,546  $ 28,852  $153,682  $141,032
                                       ==========  ==========  ========  ========  ========  ========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period...........................    132,431      25,461     2,819        --    12,209     2,439
       Units issued...................     54,239     120,803     7,908     7,785       531     9,936
       Units redeemed.................     (9,868)    (13,833)     (179)   (4,966)     (915)     (166)
                                       ----------  ----------  --------  --------  --------  --------
   Units outstanding at end of
     period...........................    176,802     132,431    10,548     2,819    11,825    12,209
                                       ==========  ==========  ========  ========  ========  ========

--------
(v)For the period beginning May 1, 2006, and ending December 31, 2006

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Franklin Templeton      Franklin Templeton     Franklin Templeton
                                     Variable Insurance      Variable Insurance     Variable Insurance
                                       Products Trust          Products Trust         Products Trust
                                         Sub-Account            Sub-Account             Sub-Account
                                  ------------------------  -------------------  ------------------------
                                     Franklin Growth and       Franklin High          Franklin Income
                                      Income Securities         Income Sec 2            Securities
                                  ------------------------  -------------------  ------------------------
                                      2007         2006       2007       2006        2007         2006
                                  -----------  -----------  --------  ---------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $    92,869  $   111,921  $ 24,891  $  32,079  $   486,880  $   365,331
Net realized gains (losses)......     869,221      777,186     3,264      2,746      532,622      286,782
Change in unrealized gains
  (losses).......................  (1,604,445)     906,181   (21,243)    11,645     (553,068)   2,283,887
                                  -----------  -----------  --------  ---------  -----------  -----------
Increase (decrease) in net assets
  from operations................    (642,355)   1,795,288     6,912     46,470      466,434    2,936,000
                                  -----------  -----------  --------  ---------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     362,486      542,469       343        668    1,684,474    6,172,517
Benefit payments.................     (36,861)    (140,916)  (13,480)   (11,397)    (177,374)    (233,795)
Payments on termination..........  (1,228,269)  (1,247,461)  (57,410)  (118,586)  (2,387,801)  (2,347,015)
Contract Maintenance Charge......     (42,922)     (46,370)   (1,813)    (2,437)     (74,155)     (45,050)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............     294,886      758,998     5,798     54,587    3,452,951    3,982,684
                                  -----------  -----------  --------  ---------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....    (650,680)    (133,280)  (66,562)   (77,165)   2,498,095    7,529,341
                                  -----------  -----------  --------  ---------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................  (1,293,035)   1,662,008   (59,650)   (30,695)   2,964,529   10,465,341
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................  13,221,326   11,559,318   579,724    610,419   24,045,956   13,580,615
                                  -----------  -----------  --------  ---------  -----------  -----------
NET ASSETS AT END OF
  PERIOD......................... $11,928,291  $13,221,326  $520,074  $ 579,724  $27,010,485  $24,045,956
                                  ===========  ===========  ========  =========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........     771,048      774,773    49,486     56,121    1,839,071    1,207,491
       Units issued..............      95,863      140,401     4,509      5,699      484,285      938,675
       Units redeemed............    (133,057)    (144,126)  (10,085)   (12,334)    (301,436)    (307,095)
                                  -----------  -----------  --------  ---------  -----------  -----------
   Units outstanding at end of
     period......................     733,854      771,048    43,910     49,486    2,021,920    1,839,071
                                  ===========  ===========  ========  =========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Franklin Templeton        Franklin Templeton      Franklin Templeton
                                     Variable Insurance        Variable Insurance      Variable Insurance
                                       Products Trust            Products Trust          Products Trust
                                         Sub-Account              Sub-Account              Sub-Account
                                  ------------------------  -----------------------  ----------------------
                                     Franklin Large Cap        Franklin Small Cap         Franklin U.S.
                                      Growth Securities         Value Securities           Government
                                  ------------------------  -----------------------  ----------------------
                                      2007         2006         2007        2006        2007        2006
                                  -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (128,244) $   (86,291) $   (93,242) $  (81,507) $  189,034  $  145,875
Net realized gains (losses)......     364,173       75,887      859,550     548,783      (4,076)    (16,675)
Change in unrealized gains
  (losses).......................     463,786    1,188,735   (1,168,062)    732,724     123,251      10,953
                                  -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations................     699,715    1,178,331     (401,754)  1,200,000     308,209     140,153
                                  -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................   1,676,732    5,925,595      312,437   2,055,993     388,027     553,512
Benefit payments.................     (49,105)     (60,596)     (14,195)    (29,453)     (1,193)    (30,862)
Payments on termination..........    (810,566)  (1,030,922)    (642,111)   (692,955)   (292,293)   (660,191)
Contract Maintenance Charge......     (62,544)     (32,643)     (35,059)    (28,557)    (23,381)    (22,205)
Transfers among the sub-accounts
  and with the Fixed Account--
  net............................     815,774    1,753,876      428,638     409,357     539,010     756,450
                                  -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.....   1,570,291    6,555,310       49,710   1,714,385     610,170     596,704
                                  -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.....................   2,270,006    7,733,641     (352,044)  2,914,385     918,379     736,857
NET ASSETS AT BEGINNING
  OF PERIOD......................  14,848,985    7,115,344    9,998,606   7,084,221   5,720,118   4,983,261
                                  -----------  -----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD......................... $17,118,991  $14,848,985  $ 9,646,562  $9,998,606  $6,638,497  $5,720,118
                                  ===========  ===========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   1,298,079      679,646      473,226     381,493     539,719     481,764
       Units issued..............     314,513      909,188       70,897     176,576     190,150     157,921
       Units redeemed............    (182,691)    (290,755)     (68,007)    (84,843)   (133,009)    (99,966)
                                  -----------  -----------  -----------  ----------  ----------  ----------
   Units outstanding at end of
     period......................   1,429,901    1,298,079      476,116     473,226     596,860     539,719
                                  ===========  ===========  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   Franklin Templeton      Franklin Templeton      Franklin Templeton
                                   Variable Insurance      Variable Insurance      Variable Insurance
                                     Products Trust          Products Trust          Products Trust
                                       Sub-Account             Sub-Account             Sub-Account
                                  --------------------  ------------------------  -----------------------
                                    Mutual Discovery    Mutual Shares Securities  Templeton Asset Strategy
                                  --------------------  ------------------------  -----------------------
                                     2007       2006        2007         2006        2007         2006
                                  ----------  --------  -----------  -----------   ----------   --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $      742  $ (1,665) $   (17,200) $   (39,861) $  175,519    $ 34,656
Net realized gains (losses)......     28,092     3,456    1,114,262      945,966     246,070      46,287
Change in unrealized gains
  (losses).......................     70,829    39,710     (789,099)   1,668,509    (334,659)     31,131
                                  ----------  --------  -----------  -----------   ----------   --------
Increase (decrease) in net assets
  from operations................     99,663    41,501      307,963    2,574,614      86,930     112,074
                                  ----------  --------  -----------  -----------   ----------   --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................    650,057   258,231    1,084,919    2,247,841       3,500       1,100
Benefit payments.................         --        --     (125,504)     (56,541)     (3,032)       (140)
Payments on termination..........    (53,312)     (362)  (1,215,957)  (1,777,532)    (29,407)    (22,754)
Contract Maintenance
  Charge.........................     (4,032)     (204)     (63,134)     (50,625)       (282)       (251)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............    568,407   304,244    2,039,283    2,194,505      62,728     339,693
                                  ----------  --------  -----------  -----------   ----------   --------
Increase (decrease) in net assets
  from contract transactions.....  1,161,120   561,909    1,719,607    2,557,648      33,507     317,648
                                  ----------  --------  -----------  -----------   ----------   --------
INCREASE (DECREASE) IN
  NET ASSETS.....................  1,260,783   603,410    2,027,570    5,132,262     120,437     429,722
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................    625,540    22,130   19,035,221   13,902,959     993,881     564,159
                                  ----------  --------  -----------  -----------   ----------   --------
NET ASSETS AT END OF
  PERIOD......................... $1,886,323  $625,540  $21,062,791  $19,035,221  $1,114,318    $993,881
                                  ==========  ========  ===========  ===========   ==========   ========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........     55,458     1,948    1,098,835      932,602      62,232      42,252
       Units issued..............    111,451    68,359      355,227      439,899       5,221      22,514
       Units redeemed............    (13,343)  (14,849)    (262,499)    (273,666)     (3,228)     (2,534)
                                  ----------  --------  -----------  -----------   ----------   --------
   Units outstanding at end of
     period......................    153,566    55,458    1,191,563    1,098,835      64,225      62,232
                                  ==========  ========  ===========  ===========   ==========   ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    Franklin Templeton       Franklin Templeton
                                    Variable Insurance       Variable Insurance       Goldman Sachs
                                      Products Trust           Products Trust       Variable Insurance
                                        Sub-Account              Sub-Account        Trust Sub-Account
                                  ----------------------  ------------------------  -----------------
                                   Templeton Developing           Templeton             VIT Growth
                                    Markets Securities       Foreign Securities         and Income
                                  ----------------------  ------------------------  -----------------
                                     2007        2006         2007         2006       2007      2006
                                  ----------  ----------  -----------  -----------  --------  -------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   48,181  $  (17,980) $   109,211  $   (43,261) $  1,557  $   157
Net realized gains (losses)......    750,748     276,752    1,581,596      347,251    19,613    4,658
Change in unrealized gains
  (losses).......................    614,808     740,970    1,203,526    2,487,837   (23,146)   9,981
                                  ----------  ----------  -----------  -----------  --------  -------
Increase (decrease) in net assets
  from operations................  1,413,737     999,742    2,894,333    2,791,827    (1,976)  14,796
                                  ----------  ----------  -----------  -----------  --------  -------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................    235,066   1,186,482    2,236,471    5,264,584    77,500   18,456
Benefit payments.................         --      (6,908)    (134,886)    (116,013)       --       --
Payments on termination..........   (189,550)   (324,723)  (1,165,255)  (1,407,340)   (1,587)  (4,486)
Contract Maintenance Charge......    (18,648)    (12,533)     (68,107)     (35,766)     (284)    (272)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............    101,001     498,068      980,810    2,817,665    31,245   (2,045)
                                  ----------  ----------  -----------  -----------  --------  -------
Increase (decrease) in net assets
  from contract transactions.....    127,869   1,340,386    1,849,033    6,523,130   106,874   11,653
                                  ----------  ----------  -----------  -----------  --------  -------
INCREASE (DECREASE) IN
  NET ASSETS.....................  1,541,606   2,340,128    4,743,366    9,314,957   104,898   26,449
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................  5,224,976   2,884,848   19,659,069   10,344,112    93,739   67,290
                                  ----------  ----------  -----------  -----------  --------  -------
NET ASSETS AT END OF
  PERIOD......................... $6,766,582  $5,224,976  $24,402,435  $19,659,069  $198,637  $93,739
                                  ==========  ==========  ===========  ===========  ========  =======
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........    166,535     115,116    1,060,183      688,032     7,391    6,396
       Units issued..............     34,969     107,161      266,728      562,967     8,579    1,662
       Units redeemed............    (31,094)    (55,742)    (185,266)    (190,816)      (78)    (667)
                                  ----------  ----------  -----------  -----------  --------  -------
   Units outstanding at end of
     period......................    170,410     166,535    1,141,645    1,060,183    15,892    7,391
                                  ==========  ==========  ===========  ===========  ========  =======

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Goldman Sachs        Goldman Sachs          Goldman Sachs
                                       Variable Insurance   Variable Insurance     Variable Insurance
                                        Trust Sub-Account    Trust Sub-Account      Trust Sub-Account
                                       ------------------  ----------------------  ------------------
                                             VIT Mid       VIT Stuctured Small Cap VIT Stuctured U.S.
                                            Cap Value           Equity Fund            Equity Fund
                                       ------------------  ----------------------  ------------------
                                         2007      2006       2007        2006       2007      2006
                                       --------  --------  ---------   ---------   --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $ (3,567) $ (2,758) $  (5,493)  $  (5,381)  $ (1,102) $    (77)
Net realized gains (losses)...........   53,931    43,661     37,722      43,799     15,262     1,062
Change in unrealized gains (losses)...  (44,888)    8,874   (114,145)      7,035    (20,749)   11,700
                                       --------  --------  ---------   ---------   --------  --------
Increase (decrease) in net assets from
  operations..........................    5,476    49,777    (81,916)     45,453     (6,589)   12,685
                                       --------  --------  ---------   ---------   --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................   16,874    88,770     41,308     147,754      7,600    96,797
Benefit payments......................       --        --         --          --         --        --
Payments on termination...............  (38,788)  (59,678)   (56,342)   (183,229)    (3,354)   (8,649)
Contract Maintenance Charge...........   (1,574)   (1,063)    (1,668)     (1,148)      (826)     (363)
Transfers among the sub-accounts and
  with the Fixed Account--net.........   (8,291)    9,357     49,450      41,556     11,237     3,093
                                       --------  --------  ---------   ---------   --------  --------
Increase (decrease) in net assets from
  contract transactions...............  (31,779)   37,386     32,748       4,933     14,657    90,878
                                       --------  --------  ---------   ---------   --------  --------
INCREASE (DECREASE) IN NET
  ASSETS..............................  (26,303)   87,163    (49,168)     50,386      8,068   103,563
NET ASSETS AT BEGINNING OF
  PERIOD..............................  372,217   285,054    434,733     384,347    181,193    77,630
                                       --------  --------  ---------   ---------   --------  --------
NET ASSETS AT END OF
  PERIOD.............................. $345,914  $372,217  $ 385,565   $ 434,733   $189,261  $181,193
                                       ========  ========  =========   =========   ========  ========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period...........................   28,646    25,060     34,744      33,874     14,482     6,888
       Units issued...................   11,959     8,638     11,802      16,113      1,306     8,268
       Units redeemed.................  (14,227)   (5,052)    (8,901)    (15,243)       (32)     (674)
                                       --------  --------  ---------   ---------   --------  --------
   Units outstanding at end of
     period...........................   26,378    28,646     37,645      34,744     15,756    14,482
                                       ========  ========  =========   =========   ========  ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                             Lord Abbett Series Fund Lord Abbett Series Fund Lord Abbett Series Fund
                                   Sub-Account             Sub-Account             Sub-Account
                             ----------------------  ----------------------  ----------------------
                                    All Value            Bond-Debenture         Growth and Income
                             ----------------------  ----------------------  ----------------------
                                2007        2006        2007        2006        2007        2006
                             ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss).................... $  (24,274) $  (18,735) $  348,784  $  307,372  $  (13,825) $   (8,943)
Net realized gains (losses).    151,168      94,319      39,754       9,360     359,302     200,242
Change in unrealized gains
  (losses)..................        431     177,328     (64,276)    109,774    (269,413)    369,570
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net
  assets from operations....    127,325     252,912     324,262     426,506      76,064     560,869
                             ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits....................     20,011     565,481     441,141   2,265,530     257,043   1,425,448
Benefit payments............         --     (15,049)    (15,643)    (53,394)         --      (2,906)
Payments on termination.....    (96,548)   (102,716)   (346,318)   (512,093)   (300,554)   (539,175)
Contract Maintenance
  Charge....................     (8,032)     (7,289)    (27,167)    (15,448)    (16,452)    (11,787)
Transfers among the
  sub-accounts and with the
  Fixed Account--net........     14,407     188,796     296,212   1,158,101     153,437      88,282
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net
  assets from contract
  transactions..............    (70,162)    629,223     348,225   2,842,696      93,474     959,862
                             ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE)
  IN NET ASSETS.............     57,163     882,135     672,487   3,269,202     169,538   1,520,731
NET ASSETS AT
  BEGINNING OF
  PERIOD....................  2,488,891   1,606,756   6,858,167   3,588,965   4,356,835   2,836,104
                             ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.................... $2,546,054  $2,488,891  $7,530,654  $6,858,167  $4,526,373  $4,356,835
                             ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period....    192,712     139,782     614,915     346,634     340,749     256,142
       Units issued.........     32,748      75,938     106,294     371,456      51,233     172,548
       Units redeemed.......    (37,906)    (23,008)    (75,659)   (103,175)    (44,401)    (87,941)
                             ----------  ----------  ----------  ----------  ----------  ----------
   Units outstanding at end
     of period..............    187,554     192,712     645,550     614,915     347,581     340,749
                             ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Lord Abbett             Lord Abbett          MFS Variable
                                         Series Fund             Series Fund         Insurance Trust
                                         Sub-Account             Sub-Account           Sub-Account
                                   ----------------------  ----------------------  ------------------
                                    Growth Opportunities        Mid-Cap Value        MFS High Income
                                   ----------------------  ----------------------  ------------------
                                      2007        2006        2007        2006       2007      2006
                                   ----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (52,342) $  (29,724) $  (86,406) $  (68,074) $ 40,165  $ 36,551
Net realized gains (losses).......    383,518      44,451   1,001,888     609,194    (6,945)      918
Change in unrealized gains
  (losses)........................    260,435     117,021    (975,559)    156,596   (34,196)   11,232
                                   ----------  ----------  ----------  ----------  --------  --------
Increase (decrease) in net assets
  from operations.................    591,611     131,748     (60,077)    697,716      (976)   48,701
                                   ----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................    573,299   1,026,205     205,607   2,012,975     3,477     3,320
Benefit payments..................    (31,232)     (2,269)    (42,324)    (39,274)       --        --
Payments on termination...........   (153,654)   (166,001)   (407,372)   (649,580)  (18,929)  (46,005)
Contract Maintenance Charge.......    (11,586)     (5,371)    (26,932)    (21,183)     (155)     (190)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................     12,146     541,221     (95,105)    251,877    14,858    25,867
                                   ----------  ----------  ----------  ----------  --------  --------
Increase (decrease) in net assets
  from contract transactions......    388,973   1,393,785    (366,126)  1,554,815      (749)  (17,008)
                                   ----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN
  NET ASSETS......................    980,584   1,525,533    (426,203)  2,252,531    (1,725)   31,693
NET ASSETS AT BEGINNING
  OF PERIOD.......................  2,768,523   1,242,990   7,384,959   5,132,428   567,950   536,257
                                   ----------  ----------  ----------  ----------  --------  --------
NET ASSETS AT END OF
  PERIOD.......................... $3,749,107  $2,768,523  $6,958,756  $7,384,959  $566,225  $567,950
                                   ==========  ==========  ==========  ==========  ========  ========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................    227,506     108,258     567,269     435,018    43,679    44,956
       Units issued...............     78,582     151,012      61,748     266,631    10,773     4,636
       Units redeemed.............    (48,266)    (31,764)    (89,291)   (134,380)  (11,121)   (5,913)
                                   ----------  ----------  ----------  ----------  --------  --------
   Units outstanding at end of
     period.......................    257,822     227,506     539,726     567,269    43,331    43,679
                                   ==========  ==========  ==========  ==========  ========  ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       MFS Variable         MFS Variable          MFS Variable
                                      Insurance Trust      Insurance Trust       Insurance Trust
                                        Sub-Account          Sub-Account           Sub-Account
                                   --------------------  ------------------  ----------------------
                                    MFS Investors Trust   MFS New Discovery     MFS Research Bond
                                   --------------------  ------------------  ----------------------
                                     2007       2006       2007      2006       2007        2006
                                   --------  ----------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $ (3,917) $   (7,685) $ (9,856) $ (9,274) $   22,244  $   35,421
Net realized gains (losses).......   36,993      69,784    79,993    24,355      (1,416)        497
Change in unrealized gains
  (losses)........................   46,071      51,521   (56,712)   66,546      13,365      (4,332)
                                   --------  ----------  --------  --------  ----------  ----------
Increase (decrease) in net assets
  from operations.................   79,147     113,620    13,425    81,627      34,193      31,586
                                   --------  ----------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................    6,459       3,886     3,190     5,860       2,270       2,705
Benefit payments..................       --      (5,504)       --    (2,100)    (26,496)         --
Payments on termination...........  (75,504)   (273,939)  (52,396)  (31,212)   (104,315)   (200,818)
Contract Maintenance Charge.......     (466)       (523)     (239)     (262)       (318)       (396)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................  (15,258)    (11,003)  (38,393)    5,290      98,786     (29,419)
                                   --------  ----------  --------  --------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (84,769)   (287,083)  (87,838)  (22,424)    (30,073)   (227,928)
                                   --------  ----------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................   (5,622)   (173,463)  (74,413)   59,203       4,120    (196,342)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  913,143   1,086,606   771,040   711,837   1,206,501   1,402,843
                                   --------  ----------  --------  --------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $907,521  $  913,143  $696,627  $771,040  $1,210,621  $1,206,501
                                   ========  ==========  ========  ========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................   92,326     122,603    84,880    87,612      86,351     103,172
       Units issued...............      769       1,876     1,314     4,961       9,775       4,091
       Units redeemed.............   (8,858)    (32,153)  (10,436)   (7,693)    (11,927)    (20,912)
                                   --------  ----------  --------  --------  ----------  ----------
   Units outstanding at end of
     period.......................   84,237      92,326    75,758    84,880      84,199      86,351
                                   ========  ==========  ========  ========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                      Morgan Stanley           Morgan Stanley            Morgan Stanley
                                         Variable                 Variable                  Variable
                                     Investment Series        Investment Series         Investment Series
                                        Sub-Account              Sub-Account               Sub-Account
                                  ----------------------  ------------------------  ------------------------
                                     Aggressive Equity         Dividend Growth               Equity
                                  ----------------------  ------------------------  ------------------------
                                     2007        2006         2007         2006         2007         2006
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (17,817) $  (19,554) $   (34,736) $      (986) $  (120,044) $  (237,860)
Net realized gains (losses)......     56,745       7,569      632,189     (208,735)     (62,913)  (1,345,805)
Change in unrealized gains
  (losses).......................    173,111      95,682      199,316    2,599,660    2,466,110    1,891,584
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................    212,039      83,697      796,769    2,389,939    2,283,153      307,919
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................         --          --       48,044       61,795        3,776        2,878
Benefit payments.................     (5,182)    (15,337)    (558,955)  (1,302,377)    (227,813)    (473,712)
Payments on termination..........   (157,173)   (122,585)  (4,529,328)  (4,671,255)  (3,672,590)  (3,736,032)
Contract Maintenance Charge......       (480)       (600)     (12,357)     (15,465)      (7,353)      (9,600)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............   (119,212)   (181,600)  (1,191,060)  (1,154,279)    (517,380)  (1,947,887)
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....   (282,047)   (320,122)  (6,243,656)  (7,081,581)  (4,421,360)  (6,164,353)
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................    (70,008)   (236,425)  (5,446,887)  (4,691,642)  (2,138,207)  (5,856,434)
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................  1,257,973   1,494,398   25,995,652   30,687,294   14,736,463   20,592,897
                                  ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD......................... $1,187,965  $1,257,973  $20,548,765  $25,995,652  $12,598,256  $14,736,463
                                  ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........     93,406     118,126      610,956      790,278      243,035      350,133
       Units issued..............        457       9,104       20,022       54,304        5,505       14,127
       Units redeemed............    (19,129)    (33,824)    (161,103)    (233,626)     (72,486)    (121,225)
                                  ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period......................     74,734      93,406      469,875      610,956      176,054      243,035
                                  ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       Morgan Stanley          Morgan Stanley          Morgan Stanley
                                          Variable                Variable                Variable
                                      Investment Series       Investment Series       Investment Series
                                         Sub-Account             Sub-Account             Sub-Account
                                  ------------------------  --------------------  ------------------------
                                       European Growth        Global Advantage     Global Dividend Growth
                                  ------------------------  --------------------  ------------------------
                                      2007         2006        2007       2006        2007         2006
                                  -----------  -----------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss)......................... $    23,925  $    27,672  $  (3,980) $  (5,559) $    48,546  $    55,562
Net realized gains (losses)......     819,066      310,856     13,009    (30,133)   1,491,667      616,555
Change in unrealized gains
  (losses).......................     253,373    1,800,677    105,888    167,564   (1,032,144)     974,461
                                  -----------  -----------  ---------  ---------  -----------  -----------
Increase (decrease) in net assets
  from operations................   1,096,364    2,139,205    114,917    131,872      508,069    1,646,578
                                  -----------  -----------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................          --           --         --         --       10,695        7,935
Benefit payments.................    (104,944)    (306,146)        --     (3,888)     (45,417)    (213,994)
Payments on termination..........  (1,932,169)  (1,308,412)  (164,377)  (228,452)  (1,620,343)  (1,561,461)
Contract Maintenance
  Charge.........................      (4,209)      (4,742)      (568)      (679)      (4,136)      (4,773)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............    (465,052)    (325,977)    (7,377)     1,779     (243,148)    (194,766)
                                  -----------  -----------  ---------  ---------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (2,506,374)  (1,945,277)  (172,322)  (231,240)  (1,902,349)  (1,967,059)
                                  -----------  -----------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................  (1,410,010)     193,928    (57,405)   (99,368)  (1,394,280)    (320,481)
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................   8,684,365    8,490,437    826,920    926,288    9,000,441    9,320,922
                                  -----------  -----------  ---------  ---------  -----------  -----------
NET ASSETS AT END OF
  PERIOD......................... $ 7,274,355  $ 8,684,365  $ 769,515  $ 826,920  $ 7,606,161  $ 9,000,441
                                  ===========  ===========  =========  =========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........     174,297      218,868     80,281    105,111      327,914      408,538
       Units issued..............       5,136       12,358      1,346      2,794       14,620       21,577
       Units redeemed............     (51,404)     (56,929)   (16,918)   (27,624)     (79,999)    (102,201)
                                  -----------  -----------  ---------  ---------  -----------  -----------
   Units outstanding at end of
     period......................     128,029      174,297     64,709     80,281      262,535      327,914
                                  ===========  ===========  =========  =========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Morgan Stanley          Morgan Stanley      Morgan Stanley
                                              Variable                Variable            Variable
                                             Investment              Investment          Investment
                                               Series                  Series              Series
                                             Sub-Account             Sub-Account        Sub-Account
                                       ----------------------  ----------------------  --------------
                                             High Yield            Income Builder       Information
                                       ----------------------  ----------------------  --------------
                                          2007        2006        2007        2006        2006 (w)
                                       ----------  ----------  ----------  ----------  --------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $   48,832  $   64,488  $   19,784  $   19,202     $   (610)
Net realized gains (losses)...........   (309,190)   (482,368)    149,651      61,268       (8,788)
Change in unrealized gains (losses)...    286,762     500,690    (137,791)     99,822        2,123
                                       ----------  ----------  ----------  ----------     --------
Increase (decrease) in net assets from
  operations..........................     26,404      82,810      31,644     180,292       (7,275)
                                       ----------  ----------  ----------  ----------     --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................        140          --          --          --           --
Benefit payments......................    (48,961)    (24,369)    (12,425)    (34,390)          --
Payments on termination...............   (149,307)   (257,972)   (315,833)   (398,854)          --
Contract Maintenance Charge...........       (538)       (664)       (625)       (762)         (13)
Transfers among the sub-accounts and
  with the Fixed Account--net.........    (16,935)     (9,857)     11,844     112,276      (84,368)
                                       ----------  ----------  ----------  ----------     --------
Increase (decrease) in net assets from
  contract transactions...............   (215,601)   (292,862)   (317,039)   (321,730)     (84,381)
                                       ----------  ----------  ----------  ----------     --------
INCREASE (DECREASE) IN NET
  ASSETS..............................   (189,197)   (210,052)   (285,395)   (141,438)     (91,656)
NET ASSETS AT BEGINNING OF
  PERIOD..............................  1,032,136   1,242,188   1,576,538   1,717,976       91,656
                                       ----------  ----------  ----------  ----------     --------
NET ASSETS AT END OF PERIOD........... $  842,939  $1,032,136  $1,291,143  $1,576,538     $     --
                                       ==========  ==========  ==========  ==========     ========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period...........................     71,685      93,161      86,801     106,434       19,442
       Units issued...................      4,457       5,598       2,268      11,013        3,023
       Units redeemed.................    (19,350)    (27,074)    (19,160)    (30,646)     (22,465)
                                       ----------  ----------  ----------  ----------     --------
   Units outstanding at end of period.     56,792      71,685      69,909      86,801           --
                                       ==========  ==========  ==========  ==========     ========

--------
(w)For the period beginning January 1, 2006, and ending June 23, 2006

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                 Morgan Stanley           Morgan Stanley            Morgan Stanley
                                    Variable                 Variable                  Variable
                                Investment Series        Investment Series         Investment Series
                                   Sub-Account              Sub-Account               Sub-Account
                             ----------------------  ------------------------  ------------------------
                                Limited Duration           Money Market           Quality Income Plus
                             ----------------------  ------------------------  ------------------------
                                2007        2006         2007         2006         2007         2006
                             ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss).................... $   43,386  $   46,173  $   169,771  $   208,750  $   394,990  $   461,456
Net realized gains (losses).    (14,860)    (48,884)          --           --       (9,277)     (66,210)
Change in unrealized gains
  (losses)..................     (9,981)     41,247           --           --       43,410       49,759
                             ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
  assets from operations....     18,545      38,536      169,771      208,750      429,123      445,005
                             ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits....................         --          --          960          960          655       16,103
Benefit payments............    (30,055)    (25,445)    (254,499)    (308,146)    (419,652)    (400,101)
Payments on termination.....   (220,197)   (467,113)  (3,590,554)  (5,227,888)  (1,707,357)  (2,320,361)
Contract Maintenance
  Charge....................       (707)       (850)      (2,515)      (3,601)      (4,484)      (5,789)
Transfers among the
  sub-accounts and with the
  Fixed Account--net........     33,023     (79,048)   3,235,258    3,555,095     (163,603)    (460,676)
                             ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
  assets from contract
  transactions..............   (217,936)   (572,456)    (611,350)  (1,983,580)  (2,294,441)  (3,170,824)
                             ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS.............   (199,391)   (533,920)    (441,579)  (1,774,830)  (1,865,318)  (2,725,819)
NET ASSETS AT
  BEGINNING OF
  PERIOD....................  1,275,567   1,809,487    5,169,639    6,944,469   11,174,774   13,900,593
                             ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.................... $1,076,176  $1,275,567  $ 4,728,060  $ 5,169,639  $ 9,309,456  $11,174,774
                             ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of
     period.................    108,162     157,751      342,501      476,341      419,199      544,961
       Units issued.........     25,415      26,974      326,345      333,040       38,911       39,021
       Units redeemed.......    (43,540)    (76,563)    (365,399)    (466,880)    (123,450)    (164,783)
                             ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period..............     90,037     108,162      303,447      342,501      334,660      419,199
                             ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       Morgan Stanley            Morgan Stanley            Morgan Stanley
                                          Variable                  Variable                  Variable
                                      Investment Series         Investment Series         Investment Series
                                         Sub-Account               Sub-Account               Sub-Account
                                  ------------------------  ------------------------  ------------------------
                                        S&P 500 Index              Strategist                 Utilities
                                  ------------------------  ------------------------  ------------------------
                                      2007         2006         2007         2006         2007         2006
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $    18,727  $    10,569  $   163,765  $   170,756  $    47,593  $    66,133
Net realized gains (losses)......     211,943      124,276    1,685,005    1,566,020    1,440,404       67,160
Change in unrealized gains
  (losses).......................     (45,027)     495,983     (968,662)      98,436      158,231    1,467,996
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................     185,643      630,828      880,108    1,835,212    1,646,228    1,601,289
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................          --        1,617           --           --          960       18,101
Benefit payments.................     (12,343)    (103,801)    (439,139)    (845,041)    (366,261)    (325,519)
Payments on termination..........  (1,119,321)  (1,036,817)  (2,507,991)  (2,796,904)  (1,143,402)  (1,468,126)
Contract Maintenance Charge......      (2,565)      (2,986)      (5,932)      (7,422)      (4,336)      (4,795)
Transfers among the sub-accounts
  and with the Fixed Account--
  net............................     (38,584)    (117,081)  (1,254,800)    (560,782)    (379,995)     (20,922)
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (1,172,813)  (1,259,068)  (4,207,862)  (4,210,149)  (1,893,034)  (1,801,261)
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................    (987,170)    (628,240)  (3,327,754)  (2,374,937)    (246,806)    (199,972)
NET ASSETS AT BEGINNING
  OF PERIOD......................   4,947,043    5,575,283   13,729,887   16,104,824    9,541,840    9,741,812
                                  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD......................... $ 3,959,873  $ 4,947,043  $10,402,133  $13,729,887  $ 9,295,034  $ 9,541,840
                                  ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........     393,942      505,505      339,729      451,973      277,567      336,452
       Units issued..............      15,305       44,136       19,456       35,362       10,327       20,047
       Units redeemed............    (105,276)    (155,699)    (119,053)    (147,606)     (60,057)     (78,932)
                                  -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period......................     303,971      393,942      240,132      339,729      227,837      277,567
                                  ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                      Morgan Stanley           Morgan Stanley          Morgan Stanley
                                    Variable Investment     Variable Investment      Variable Investment
                                  Series (Class Y Shares) Series (Class Y Shares)  Series (Class Y Shares)
                                        Sub-Account             Sub-Account              Sub-Account
                                  ----------------------  -----------------------  ----------------------
                                     Aggressive Equity        Dividend Growth              Equity
                                     (Class Y Shares)         (Class Y Shares)        (Class Y Shares)
                                  ----------------------  -----------------------  ----------------------
                                     2007        2006        2007         2006        2007        2006
                                  ----------  ----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (27,332) $  (26,641) $  (19,227) $   (16,436) $  (28,810) $  (44,595)
Net realized gains (losses)......     55,944      95,141     108,969      198,484     164,592     258,089
Change in unrealized gains
  (losses).......................    252,635      31,096      (6,150)     174,135     199,906    (181,602)
                                  ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations................    281,247      99,596      83,592      356,183     335,688      31,892
                                  ----------  ----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     18,750      37,350         620       13,342          --      11,746
Benefit payments.................         --          --      (8,048)     (68,252)         --     (56,721)
Payments on termination..........    (21,706)    (74,490)   (349,898)    (781,505)   (387,938)   (809,716)
Contract Maintenance Charge......     (6,091)     (5,492)     (7,664)      (8,532)     (4,367)     (7,381)
Transfers among the sub-accounts
  and with the Fixed Account--
  net............................    (72,007)   (159,271)    (16,494)    (159,337)    (89,438)   (128,858)
                                  ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.....    (81,054)   (201,903)   (381,484)  (1,004,284)   (481,743)   (990,930)
                                  ----------  ----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.....................    200,193    (102,307)   (297,892)    (648,101)   (146,055)   (959,038)
NET ASSETS AT BEGINNING
  OF PERIOD......................  1,605,464   1,707,771   3,547,690    4,195,791   2,149,003   3,108,041
                                  ----------  ----------  ----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD......................... $1,805,657  $1,605,464  $3,249,798  $ 3,547,690  $2,002,948  $2,149,003
                                  ==========  ==========  ==========  ===========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........    105,152     119,811     279,695      362,405     162,241     246,944
       Units issued..............      2,335       5,419       2,791       15,288       7,182      21,263
       Units redeemed............     (6,640)    (20,078)    (32,909)     (97,998)    (38,818)   (105,966)
                                  ----------  ----------  ----------  -----------  ----------  ----------
   Units outstanding at end of
     period......................    100,847     105,152     249,577      279,695     130,605     162,241
                                  ==========  ==========  ==========  ===========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       Morgan Stanley        Morgan Stanley            Morgan Stanley
                                     Variable Investment   Variable Investment       Variable Investment
                                   Series (Class Y Shares) Series (Class Y Shares) Series (Class Y Shares)
                                         Sub-Account           Sub-Account               Sub-Account
                                   ----------------------  ----------------------  ----------------------
                                       European Growth      Global Advantage       Global Dividend Growth
                                      (Class Y Shares)      (Class Y Shares)          (Class Y Shares)
                                   ----------------------  ----------------------  ----------------------
                                      2007        2006       2007        2006         2007        2006
                                   ----------  ----------   --------    --------   ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $     (556) $      143  $ (2,100)   $ (2,469)   $    3,888  $    6,212
Net realized gains (losses).......     75,077      75,836    11,905       7,102       256,465     107,317
Change in unrealized gains
  (losses)........................     82,482     211,644    21,351      31,476      (158,336)    244,597
                                   ----------  ----------   --------    --------   ----------  ----------
Increase (decrease) in net assets
  from operations.................    157,003     287,623    31,156      36,109       102,017     358,126
                                   ----------  ----------   --------    --------   ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     29,000      38,028        --          --         2,424      74,182
Benefit payments..................         --        (651)       --          --       (13,187)    (30,194)
Payments on termination...........    (91,781)   (189,932)  (15,916)    (33,208)     (128,292)   (169,008)
Contract Maintenance Charge.......     (3,315)     (3,240)     (819)       (804)       (5,791)     (5,454)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (77,494)     34,521   (16,826)        (47)       60,922     (34,492)
                                   ----------  ----------   --------    --------   ----------  ----------
Increase (decrease) in net assets
  from contract transactions......   (143,590)   (121,274)  (33,561)    (34,059)      (83,924)   (164,966)
                                   ----------  ----------   --------    --------   ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................     13,413     166,349    (2,405)      2,050        18,093     193,160
NET ASSETS AT BEGINNING
  OF PERIOD.......................  1,196,402   1,030,053   228,393     226,343     2,003,470   1,810,310
                                   ----------  ----------   --------    --------   ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $1,209,815  $1,196,402  $225,988    $228,393    $2,021,563  $2,003,470
                                   ==========  ==========   ========    ========   ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................     73,175      81,131    14,637      16,809       116,991     127,893
       Units issued...............      2,601       6,619        (1)          1        10,276      10,785
       Units redeemed.............    (10,866)    (14,575)   (1,904)     (2,173)      (14,580)    (21,687)
                                   ----------  ----------   --------    --------   ----------  ----------
   Units outstanding at end of
     period.......................     64,910      73,175    12,732      14,637       112,687     116,991
                                   ==========  ==========   ========    ========   ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       Morgan Stanley          Morgan Stanley          Morgan Stanley
                                     Variable Investment     Variable Investment     Variable Investment
                                   Series (Class Y Shares) Series (Class Y Shares) Series (Class Y Shares)
                                         Sub-Account             Sub-Account             Sub-Account
                                   ----------------------  ----------------------  -----------------------
                                         High Yield            Income Builder            Information
                                      (Class Y Shares)        (Class Y Shares)        (Class Y Shares)
                                   ----------------------  ----------------------  -----------------------
                                      2007        2006        2007        2006            2006 (w)
                                   ----------  ----------  ----------  ----------  -----------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   92,805  $  113,061  $   20,019  $   19,349         $    (912)
Net realized gains (losses).......      1,885       4,073     229,089      68,350             2,843
Change in unrealized gains
  (losses)........................    (51,014)     35,321    (208,629)    159,092           (11,107)
                                   ----------  ----------  ----------  ----------         ---------
Increase (decrease) in net assets
  from operations.................     43,676     152,455      40,479     246,791            (9,176)
                                   ----------  ----------  ----------  ----------         ---------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      2,120       1,849         490         840                --
Benefit payments..................         --      (6,251)     (8,181)         --                --
Payments on termination...........   (156,306)   (309,987)   (427,835)   (259,784)           (7,390)
Contract Maintenance Charge.......     (5,128)     (6,081)     (1,955)     (2,549)              (16)
Transfers among the sub-accounts
  and with the Fixed Account --
  net.............................    (28,157)   (126,800)     58,692     (62,127)         (107,450)
                                   ----------  ----------  ----------  ----------         ---------
Increase (decrease) in net assets
  from contract transactions......   (187,471)   (447,270)   (378,789)   (323,620)         (114,856)
                                   ----------  ----------  ----------  ----------         ---------
INCREASE (DECREASE) IN
  NET ASSETS......................   (143,795)   (294,815)   (338,310)    (76,829)         (124,032)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  1,967,599   2,262,414   2,029,154   2,105,983           124,032
                                   ----------  ----------  ----------  ----------         ---------
NET ASSETS AT END OF
  PERIOD.......................... $1,823,804  $1,967,599  $1,690,844  $2,029,154         $      --
                                   ==========  ==========  ==========  ==========         =========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................    184,142     225,402     147,341     170,835             9,995
       Units issued...............      2,374       4,492      10,471       2,190                --
       Units redeemed.............    (18,247)    (45,752)    (36,925)    (25,684)           (9,995)
                                   ----------  ----------  ----------  ----------         ---------
   Units outstanding at end of
     period.......................    168,269     184,142     120,887     147,341                --
                                   ==========  ==========  ==========  ==========         =========

--------
(w)For the period beginning January 1, 2006, and ending June 23, 2006

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       Morgan Stanley            Morgan Stanley            Morgan Stanley
                                     Variable Investment       Variable Investment      Variable Investment
                                   Series (Class Y Shares)   Series (Class Y Shares)  Series (Class Y Shares)
                                         Sub-Account               Sub-Account              Sub-Account
                                  ------------------------  ------------------------  -----------------------
                                      Limited Duration            Money Market          Quality Income Plus
                                      (Class Y Shares)          (Class Y Shares)          (Class Y Shares)
                                  ------------------------  ------------------------  -----------------------
                                      2007         2006         2007         2006        2007         2006
                                  -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   129,562  $   153,890  $   112,231  $   101,581  $  197,933  $   221,194
Net realized gains (losses)......     (60,488)     (82,373)          --           --      (5,157)     (29,373)
Change in unrealized gains
  (losses).......................     (17,365)      56,096           --           --      32,147       36,059
                                  -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from operations................      51,709      127,613      112,231      101,581     224,923      227,880
                                  -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................       1,110       81,174        9,110      148,221          --      266,504
Benefit payments.................     (70,951)     (16,304)    (103,995)    (171,936)    (81,361)    (253,615)
Payments on termination..........    (893,027)  (1,412,324)  (1,994,895)  (1,787,411)   (542,300)  (1,266,898)
Contract Maintenance Charge......      (6,987)     (11,456)     (17,254)     (16,874)    (11,549)     (13,711)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............     (30,615)     (71,739)   2,442,448    1,216,991      88,251       23,365
                                  -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (1,000,470)  (1,430,649)     335,414     (611,009)   (546,959)  (1,244,355)
                                  -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................    (948,761)  (1,303,036)     447,645     (509,428)   (322,036)  (1,016,475)
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................   4,394,847    5,697,883    3,237,932    3,747,360   5,575,712    6,592,187
                                  -----------  -----------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD......................... $ 3,446,086  $ 4,394,847  $ 3,685,577  $ 3,237,932  $5,253,676  $ 5,575,712
                                  ===========  ===========  ===========  ===========  ==========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........     417,504      555,277      317,365      377,519     467,517      575,298
       Units issued..............      38,591       47,969      370,058      257,964      46,404       81,215
       Units redeemed............    (132,988)    (185,742)    (336,227)    (318,118)    (88,202)    (188,996)
                                  -----------  -----------  -----------  -----------  ----------  -----------
   Units outstanding at end of
     period......................     323,107      417,504      351,196      317,365     425,719      467,517
                                  ===========  ===========  ===========  ===========  ==========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                      Morgan Stanley          Morgan Stanley          Morgan Stanley
                                    Variable Investment     Variable Investment    Variable Investment
                                  Series (Class Y Shares) Series (Class Y Shares) Series (Class Y Shares)
                                        Sub-Account             Sub-Account            Sub-Account
                                  ----------------------  ----------------------  ---------------------
                                       S&P 500 Index            Strategist              Utilities
                                     (Class Y Shares)        (Class Y Shares)        (Class Y Shares)
                                  ----------------------  ----------------------  ---------------------
                                     2007        2006        2007        2006        2007        2006
                                  ----------  ----------  ----------  ----------  ---------   ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   (2,165) $   (7,442) $   29,312  $   28,450  $   1,150   $    3,195
Net realized gains (losses)......    243,476     238,530     373,124     360,431    162,498       44,642
Change in unrealized gains
  (losses).......................    (97,661)    434,046    (211,595)      9,853     (4,864)     117,656
                                  ----------  ----------  ----------  ----------  ---------   ----------
Increase (decrease) in net assets
  from operations................    143,650     665,134     190,841     398,734    158,784      165,493
                                  ----------  ----------  ----------  ----------  ---------   ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     41,747     197,621          --          --      1,000           --
Benefit payments.................    (18,212)    (29,974)    (14,854)     (7,201)   (12,035)     (75,164)
Payments on termination..........   (364,132)   (791,440)   (213,331)   (656,289)  (144,496)     (95,921)
Contract Maintenance Charge......    (12,182)    (12,418)     (3,175)     (3,135)    (2,962)      (3,130)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............   (470,847)   (109,195)    (98,583)    115,360    (30,566)     (26,711)
                                  ----------  ----------  ----------  ----------  ---------   ----------
Increase (decrease) in net assets
  from contract transactions.....   (823,626)   (745,406)   (329,943)   (551,265)  (189,059)    (200,926)
                                  ----------  ----------  ----------  ----------  ---------   ----------
INCREASE (DECREASE) IN
  NET ASSETS.....................   (679,976)    (80,272)   (139,102)   (152,531)   (30,275)     (35,433)
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................  5,029,227   5,109,499   3,058,975   3,211,506    986,553    1,021,986
                                  ----------  ----------  ----------  ----------  ---------   ----------
NET ASSETS AT END OF
  PERIOD......................... $4,349,251  $5,029,227  $2,919,873  $3,058,975  $ 956,278   $  986,553
                                  ==========  ==========  ==========  ==========  =========   ==========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........    376,243     440,656     221,407     262,934     72,964       90,088
       Units issued..............     12,428      23,857      13,187      15,181      8,972       17,122
       Units redeemed............    (74,751)    (88,270)    (36,503)    (56,708)   (23,163)     (34,246)
                                  ----------  ----------  ----------  ----------  ---------   ----------
   Units outstanding at end of
     period......................    313,920     376,243     198,091     221,407     58,773       72,964
                                  ==========  ==========  ==========  ==========  =========   ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    Oppenheimer Variable    Oppenheimer Variable    Oppenheimer Variable
                                        Account Funds           Account Funds           Account Funds
                                         Sub-Account             Sub-Account             Sub-Account
                                   ----------------------  ----------------------  ----------------------
                                     Oppenheimer Capital         Oppenheimer         Oppenheimer Global
                                        Appreciation              Core Bond              Securities
                                   ----------------------  ----------------------  ----------------------
                                      2007        2006        2007        2006        2007        2006
                                   ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (21,892) $  (17,599) $   71,787  $   75,165  $    1,685  $   (4,012)
Net realized gains (losses).......     70,724      29,229      (3,444)     (5,800)    157,452     136,259
Change in unrealized gains
  (losses)........................    206,539     115,032     (12,249)      3,279     (72,562)    132,968
                                   ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................    255,371     126,662      56,094      72,644      86,575     265,215
                                   ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     20,587      25,607       6,041       7,046      13,040      23,630
Benefit payments..................         --      (5,557)    (26,727)     (3,793)    (18,573)         --
Payments on termination...........   (207,239)    (82,856)   (219,055)   (167,675)   (158,607)    (45,676)
Contract Maintenance Charge.......       (847)       (900)       (627)       (722)       (540)       (545)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (13,573)    (97,840)     83,969      69,313     104,176     (55,746)
                                   ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......   (201,072)   (161,546)   (156,399)    (95,831)    (60,504)    (78,337)
                                   ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................     54,299     (34,884)   (100,305)    (23,187)     26,071     186,878
NET ASSETS AT BEGINNING
  OF PERIOD.......................  2,035,958   2,070,842   1,862,735   1,885,922   1,884,283   1,697,405
                                   ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $2,090,257  $2,035,958  $1,762,430  $1,862,735  $1,910,354  $1,884,283
                                   ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................    241,558     261,939     137,647     144,899     134,363     140,687
       Units issued...............      7,205       7,375      18,145      11,193      11,940       6,566
       Units redeemed.............    (28,756)    (27,756)    (29,458)    (18,445)    (16,556)    (12,890)
                                   ----------  ----------  ----------  ----------  ----------  ----------
   Units outstanding at end of
     period.......................    220,007     241,558     126,334     137,647     129,747     134,363
                                   ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   Oppenheimer Variable    Oppenheimer Variable    Oppenheimer Variable
                                       Account Funds           Account Funds           Account Funds
                                        Sub-Account             Sub-Account             Sub-Account
                                  ----------------------  ----------------------  ----------------------
                                        Oppenheimer             Oppenheimer          Oppenheimer Main
                                        High Income             Main Street       Street Small Cap Growth
                                  ----------------------  ----------------------  ----------------------
                                     2007        2006        2007        2006        2007        2006
                                  ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   72,088  $   75,960  $  (13,497) $   (6,334) $  (22,924) $  (28,364)
Net realized gains (losses)......        431       1,556     148,249      93,183     259,027     198,760
Change in unrealized gains
  (losses).......................    (86,249)     18,483      38,735     558,711    (273,759)    151,356
                                  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations................    (13,730)     95,999     173,487     645,560     (37,656)    321,752
                                  ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................      4,462       8,502      20,441      52,850       8,276       8,928
Benefit payments.................         --          --     (57,975)    (19,475)         --          --
Payments on termination..........   (107,107)   (113,401)   (352,659)   (333,901)   (322,614)   (274,022)
Contract Maintenance
  Charge.........................       (249)       (277)     (3,108)     (3,397)       (642)       (724)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............    (37,354)     39,905     (23,605)     94,298    (123,411)     85,252
                                  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.....   (140,248)    (65,271)   (416,906)   (209,625)   (438,391)   (180,566)
                                  ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.....................   (153,978)     30,728    (243,419)    435,935    (476,047)    141,186
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................  1,244,305   1,213,577   5,208,804   4,772,869   2,540,549   2,399,363
                                  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD......................... $1,090,327  $1,244,305  $4,965,385  $5,208,804  $2,064,502  $2,540,549
                                  ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........     94,279      99,369     490,921     511,014     171,533     183,989
       Units issued..............      1,353       4,269      11,110      21,933      12,237      21,365
       Units redeemed............    (11,889)     (9,359)    (48,210)    (42,026)    (40,887)    (33,821)
                                  ----------  ----------  ----------  ----------  ----------  ----------
   Units outstanding at end of
     period......................     83,743      94,279     453,821     490,921     142,883     171,533
                                  ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                    Oppenheimer Variable
                                    Oppenheimer Variable    Oppenheimer Variable        Account Funds
                                        Account Funds           Account Funds      (Service Class ("SC"))
                                         Sub-Account             Sub-Account             Sub-Account
                                   ----------------------  ----------------------  ----------------------
                                     Oppenheimer MidCap     Oppenheimer Strategic   Oppenheimer Balanced
                                            Fund                    Bond                    (SC)
                                   ----------------------  ----------------------  ----------------------
                                      2007        2006        2007        2006        2007        2006
                                   ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (26,119) $  (26,790) $   78,194  $  112,238  $   63,766  $   31,063
Net realized gains (losses).......     64,025      44,985      56,966      73,572     649,423     372,349
Change in unrealized gains
  (losses)........................     65,124      19,810     134,419      29,864    (561,159)    277,276
                                   ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................    103,030      38,005     269,579     215,674     152,030     680,688
                                   ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     24,186       7,763      10,983      37,254      93,378     515,534
Benefit payments..................    (44,344)    (55,615)     (8,417)    (87,106)    (95,698)    (26,760)
Payments on termination...........   (178,988)   (120,841)   (364,781)   (537,969)   (583,983)   (766,799)
Contract Maintenance Charge.......       (820)       (958)     (1,225)     (1,265)    (22,450)    (23,927)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................     28,289      22,601      98,679      44,495      28,026     220,312
                                   ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......   (171,677)   (147,050)   (264,761)   (544,591)   (580,727)    (81,640)
                                   ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (68,647)   (109,045)      4,818    (328,917)   (428,697)    599,048
NET ASSETS AT BEGINNING
  OF PERIOD.......................  2,074,827   2,183,872   3,347,563   3,676,480   7,832,758   7,233,710
                                   ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $2,006,180  $2,074,827  $3,352,381  $3,347,563  $7,404,061  $7,832,758
                                   ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................    282,813     302,678     219,252     255,618     498,935     501,277
       Units issued...............     12,297      12,845      10,534      27,062      33,518     100,374
       Units redeemed.............    (34,687)    (32,710)    (27,084)    (63,428)    (69,598)   (102,716)
                                   ----------  ----------  ----------  ----------  ----------  ----------
   Units outstanding at end of
     period.......................    260,423     282,813     202,702     219,252     462,855     498,935
                                   ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Oppenheimer Variable      Oppenheimer Variable    Oppenheimer Variable
                                         Account Funds            Account Funds            Account Funds
                                    (Service Class ("SC"))    (Service Class ("SC"))  (Service Class ("SC"))
                                          Sub-Account              Sub-Account              Sub-Account
                                   ------------------------  -----------------------  ----------------------
                                      Oppenheimer Capital     Oppenheimer Core Bond     Oppenheimer Global
                                       Appreciation (SC)               (SC)               Securities (SC)
                                   ------------------------  -----------------------  ----------------------
                                       2007         2006         2007        2006        2007        2006
                                   -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (276,184) $  (226,144) $   268,390  $   73,540  $  (16,790) $  (28,864)
Net realized gains (losses).......     478,731      228,028          218      (2,940)    367,720     439,247
Change in unrealized gains
  (losses)........................   1,847,720      949,498      (26,551)    128,990    (167,211)    190,462
                                   -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................   2,050,267      951,382      242,057     199,590     183,719     600,845
                                   -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     406,758    3,004,472    2,005,840   3,140,672      64,772     225,181
Benefit payments..................     (83,291)    (106,303)     (44,380)    (19,390)    (20,102)     (3,691)
Payments on termination...........  (1,355,392)  (1,958,951)    (382,050)   (369,768)   (422,264)   (468,268)
Contract Maintenance Charge.......     (53,801)     (45,522)     (33,499)    (11,077)    (10,987)    (12,171)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (425,699)   1,393,272    1,733,808   2,005,229     104,024      33,448
                                   -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (1,511,425)   2,286,968    3,279,719   4,745,666    (284,557)   (225,501)
                                   -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................     538,842    3,238,350    3,521,776   4,945,256    (100,838)    375,344
NET ASSETS AT BEGINNING
  OF PERIOD.......................  17,255,050   14,016,700    7,295,142   2,349,886   4,214,366   3,839,022
                                   -----------  -----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $17,793,892  $17,255,050  $10,816,918  $7,295,142  $4,113,528  $4,214,366
                                   ===========  ===========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................   1,233,215    1,057,596      692,436     230,594     197,326     205,359
       Units issued...............      80,921      452,252      441,943     555,478      16,428      38,429
       Units redeemed.............    (179,874)    (276,633)    (133,227)    (93,636)    (28,863)    (46,462)
                                   -----------  -----------  -----------  ----------  ----------  ----------
   Units outstanding at end of
     period.......................   1,134,262    1,233,215    1,001,152     692,436     184,891     197,326
                                   ===========  ===========  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                               Oppenheimer Variable      Oppenheimer Variable      Oppenheimer Variable
                                   Account Funds             Account Funds             Account Funds
                              (Service Class ("SC"))    (Service Class ("SC"))    (Service Class ("SC"))
                                    Sub-Account               Sub-Account               Sub-Account
                             ------------------------  ------------------------  ------------------------
                              Oppenheimer High Income   Oppenheimer Main Street   Oppenheimer Main Street
                                       (SC)                      (SC)              Small Cap Growth (SC)
                             ------------------------  ------------------------  ------------------------
                                 2007         2006         2007         2006         2007         2006
                             -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss).................... $   543,116  $   556,878  $  (182,665) $  (147,492) $  (146,372) $  (147,613)
Net realized gains (losses).     (30,266)     (11,627)     635,489      467,044      632,242      546,656
Change in unrealized gains
  (losses)..................    (708,638)     206,223      265,136    2,622,052     (762,357)     720,122
                             -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
  assets from operations....    (195,788)     751,474      717,960    2,941,604     (276,487)   1,119,165
                             -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits....................     240,728      809,315    1,119,644    5,658,937      203,684    2,264,409
Benefit payments............     (27,534)    (125,383)     (87,664)    (200,803)     (39,000)     (29,308)
Payments on termination.....    (803,936)  (1,276,508)  (1,793,652)  (2,522,571)    (701,107)    (972,586)
Contract Maintenance
  Charge....................     (40,340)     (42,012)     (90,707)     (72,202)     (33,594)     (27,751)
Transfers among the
  sub-accounts and with the
  Fixed Account--net........     380,337      689,276      157,520    1,187,409      (93,493)     378,573
                             -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
  assets from contract
  transactions..............    (250,745)      54,688     (694,859)   4,050,770     (663,510)   1,613,337
                             -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS.............    (446,533)     806,162       23,101    6,992,374     (939,997)   2,732,502
                             -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT
  BEGINNING OF
  PERIOD....................  10,267,462    9,461,300   25,860,248   18,867,874   10,427,707    7,695,205
                             -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.................... $ 9,820,929  $10,267,462  $25,883,349  $25,860,248  $ 9,487,710  $10,427,707
                             ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of
     period.................     686,331      678,791    1,656,722    1,353,922      517,457      422,441
       Units issued.........     141,029      143,631      172,898      665,472       61,434      218,642
       Units redeemed.......    (158,091)    (136,091)    (215,228)    (362,672)     (95,317)    (123,626)
                             -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period..............     669,269      686,331    1,614,392    1,656,722      483,574      517,457
                             ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    Oppenheimer Variable     Oppenheimer Variable
                                        Account Funds            Account Funds         PIMCO Variable
                                   (Service Class ("SC"))   (Service Class ("SC"))    Insurance Trust
                                         Sub-Account              Sub-Account           Sub-Account
                                   ----------------------  ------------------------  -----------------
                                                                                         PIMCO VIT
                                         Oppenheimer              Oppenheimer          Commodity Real
                                      MidCap Fund (SC)        Strategic Bond (SC)     Return Strategy
                                   ----------------------  ------------------------  -----------------
                                      2007        2006         2007         2006       2007   2006 (v)
                                   ----------  ----------  -----------  -----------  -------  --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (64,684) $  (62,605) $   545,220  $   632,805  $   585  $    333
Net realized gains (losses).......     76,948      99,615      254,169       55,292     (454)      616
Change in unrealized gains
  (losses)........................    164,571      (7,110)   1,468,643      837,364    3,071      (397)
                                   ----------  ----------  -----------  -----------  -------  --------
Increase (decrease) in net assets
  from operations.................    176,835      29,900    2,268,032    1,525,461    3,202       552
                                   ----------  ----------  -----------  -----------  -------  --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits..........................     75,054     606,052      595,856    4,800,286   23,750     3,000
Benefit payments..................    (11,804)    (12,162)    (108,646)    (266,379)      --        --
Payments on termination...........   (205,319)   (330,288)  (1,906,826)  (2,368,340)      --   (29,572)
Contract Maintenance Charge.......    (14,868)    (14,131)    (104,459)     (90,315)     (35)      (62)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (42,307)    175,419       62,485    2,556,098      224    34,806
                                   ----------  ----------  -----------  -----------  -------  --------
Increase (decrease) in net assets
  from contract transactions......   (199,244)    424,890   (1,461,590)   4,631,350   23,939     8,172
                                   ----------  ----------  -----------  -----------  -------  --------
INCREASE (DECREASE) IN
  NET ASSETS......................    (22,409)    454,790      806,442    6,156,811   27,141     8,724
NET ASSETS AT BEGINNING
  OF PERIOD.......................  3,983,980   3,529,190   29,149,469   22,992,658    8,724        --
                                   ----------  ----------  -----------  -----------  -------  --------
NET ASSETS AT END OF
  PERIOD.......................... $3,961,571  $3,983,980  $29,955,911  $29,149,469  $35,865  $  8,724
                                   ==========  ==========  ===========  ===========  =======  ========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................    249,255     220,054    2,134,934    1,768,584      918        --
       Units issued...............     15,776      80,451      189,225      687,604    2,803     3,974
       Units redeemed.............    (29,196)    (51,250)    (290,833)    (321,254)    (604)   (3,056)
                                   ----------  ----------  -----------  -----------  -------  --------
   Units outstanding at end of
     period.......................    235,835     249,255    2,033,326    2,134,934    3,117       918
                                   ==========  ==========  ===========  ===========  =======  ========

--------
(v)For the period beginning May 1, 2006, and ending December 31, 2006

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            PIMCO Variable      PIMCO Variable      PIMCO Variable
                                           Insurance Trust      Insurance Trust     Insurance Trust
                                             Sub-Account          Sub-Account         Sub-Account
                                          -----------------   ------------------  ----------------------
                                              PIMCO VIT         PIMCO VIT Real
                                           Emerging Markets         Return          PIMCO VIT Total
                                          Bond (Admin Shares)  (Advisor Shares)   Return (Advisor Shares)
                                          -----------------   ------------------  ----------------------
                                            2007    2006 (v)    2007    2006 (v)    2007      2006 (v)
                                          -------   --------  --------  --------   --------   --------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)............. $   313   $    103  $    961  $    438  $  6,831    $  1,995
Net realized gains (losses)..............     549        438       287       339       199       1,177
Change in unrealized gains (losses)......    (366)        --     3,072      (200)    9,494         127
                                          -------   --------  --------  --------   --------    --------
Increase (decrease) in net assets from
  operations.............................     496        541     4,320       577    16,524       3,299
                                          -------   --------  --------  --------   --------    --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits.................................  23,750         --        --        --    51,250     122,195
Benefit payments.........................      --         --        --        --        --          --
Payments on termination..................      --    (13,064)       --   (32,385)   (2,377)    (52,204)
Contract Maintenance Charge..............     (19)       (50)     (198)      (42)   (1,053)       (281)
Transfers among the sub-accounts and with
  the Fixed Account--net.................   3,343     12,573   108,723    39,287    84,622     101,496
                                          -------   --------  --------  --------   --------    --------
Increase (decrease) in net assets from
  contract transactions..................  27,074       (541)  108,525     6,860   132,442          --
                                          -------   --------  --------  --------   --------    --------
INCREASE (DECREASE) IN NET
  ASSETS.................................  27,570         --   112,845     7,437   148,966     174,505
NET ASSETS AT BEGINNING OF
  PERIOD.................................      --         --     7,437        --   174,505          --
                                          -------   --------  --------  --------   --------    --------
NET ASSETS AT END OF PERIOD.............. $27,570   $     --  $120,282  $  7,437  $323,471    $174,505
                                          =======   ========  ========  ========   ========    ========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period..............................      --         --       734        --    16,913          --
       Units issued......................   2,494      1,219    10,215     3,900    13,546      30,227
       Units redeemed....................     (17)    (1,219)      (45)   (3,166)   (1,149)    (13,314)
                                          -------   --------  --------  --------   --------    --------
   Units outstanding at end of period....   2,477         --    10,904       734    29,310      16,913
                                          =======   ========  ========  ========   ========    ========

--------
(v)For the period beginning May 1, 2006, and ending December 31, 2006

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Putnam                   Putnam                 Putnam
                                       Variable Trust           Variable Trust         Variable Trust
                                         Sub-Account              Sub-Account           Sub-Account
                                  ------------------------  ----------------------  -------------------
                                         VT American
                                         Government               VT Capital             VT Capital
                                           Income                Appreciation          Opportunities
                                  ------------------------  ----------------------  -------------------
                                      2007         2006        2007        2006        2007      2006
                                  -----------  -----------  ----------  ----------  ---------  --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   187,421  $   199,156  $  (14,137) $  (14,013) $ (10,073) $ (5,790)
Net realized gains (losses)......     (39,498)     (86,246)    122,872     142,320     54,844    33,206
Change in unrealized gains
  (losses).......................     196,964       (3,872)   (196,621)    (13,922)  (119,150)   18,381
                                  -----------  -----------  ----------  ----------  ---------  --------
Increase (decrease) in net assets
  from operations................     344,887      109,038     (87,886)    114,385    (74,379)   45,797
                                  -----------  -----------  ----------  ----------  ---------  --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................      40,300       15,370       1,880         550     14,520     6,600
Benefit payments.................    (397,275)    (257,411)    (10,920)    (23,467)        --   (20,409)
Payments on termination..........    (937,332)  (1,293,985)   (135,201)   (147,827)  (117,616)  (23,479)
Contract Maintenance Charge......         (75)        (150)       (105)        (51)       (28)      (14)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............      48,328       (6,944)     54,914      79,216    219,175   180,757
                                  -----------  -----------  ----------  ----------  ---------  --------
Increase (decrease) in net assets
  from contract transactions.....  (1,246,054)  (1,543,120)    (89,432)    (91,579)   116,051   143,455
                                  -----------  -----------  ----------  ----------  ---------  --------
INCREASE (DECREASE) IN
  NET ASSETS.....................    (901,167)  (1,434,082)   (177,318)     22,806     41,672   189,252
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................   5,747,708    7,181,790   1,134,303   1,111,497    503,406   314,154
                                  -----------  -----------  ----------  ----------  ---------  --------
NET ASSETS AT END OF
  PERIOD......................... $ 4,846,541  $ 5,747,708  $  956,985  $1,134,303  $ 545,078  $503,406
                                  ===========  ===========  ==========  ==========  =========  ========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........     442,309      563,629     116,075     126,059     27,070    19,196
       Units issued..............      55,100       57,928      16,283      25,495     17,237    21,916
       Units redeemed............    (149,299)    (179,248)    (25,482)    (35,479)   (11,373)  (14,042)
                                  -----------  -----------  ----------  ----------  ---------  --------
   Units outstanding at end of
     period......................     348,110      442,309     106,876     116,075     32,934    27,070
                                  ===========  ===========  ==========  ==========  =========  ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam                   Putnam                   Putnam
                                      Variable Trust           Variable Trust           Variable Trust
                                        Sub-Account              Sub-Account              Sub-Account
                                  ----------------------  ------------------------  ----------------------
                                    VT Discovery Growth     VT Diversified Income      VT Equity Income
                                  ----------------------  ------------------------  ----------------------
                                     2007        2006         2007         2006        2007        2006
                                  ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (14,846) $  (20,489) $   309,655  $   396,856  $     (314) $   (3,099)
Net realized gains (losses)......    213,797      88,782      (11,332)      (9,343)    213,523     114,580
Change in unrealized gains
  (losses).......................   (101,558)     72,408      (78,232)      45,141    (169,282)    151,793
                                  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations................     97,393     140,701      220,091      432,654      43,927     263,274
                                  ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................      1,972       4,696        8,768       15,305         230      14,462
Benefit payments.................    (15,241)     (6,407)    (221,723)    (131,351)     (1,513)    (12,210)
Payments on termination..........   (126,764)   (205,362)  (1,896,741)  (1,203,149)   (423,554)   (246,149)
Contract Maintenance
  Charge.........................       (128)       (105)        (279)        (254)       (141)        (77)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............   (242,783)    (89,775)     313,336      357,321     658,327     266,080
                                  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.....   (382,944)   (296,953)  (1,796,639)    (962,128)    233,349      22,106
                                  ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.....................   (285,551)   (156,252)  (1,576,548)    (529,474)    277,276     285,380
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................  1,419,343   1,575,595    8,673,492    9,202,966   1,746,367   1,460,987
                                  ----------  ----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD......................... $1,133,792  $1,419,343  $ 7,096,944  $ 8,673,492  $2,023,643  $1,746,367
                                  ==========  ==========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........    255,351     310,552      611,388      680,827     107,479     105,484
       Units issued..............     15,121      18,657       85,299       92,727      46,807      50,905
       Units redeemed............    (83,988)    (73,858)    (209,756)    (162,166)    (31,539)    (48,910)
                                  ----------  ----------  -----------  -----------  ----------  ----------
   Units outstanding at end of
     period......................    186,484     255,351      486,931      611,388     122,747     107,479
                                  ==========  ==========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Putnam                    Putnam                    Putnam
                                       Variable Trust            Variable Trust            Variable Trust
                                         Sub-Account               Sub-Account              Sub-Account
                                  ------------------------  ------------------------  -----------------------
                                        VT The George               VT Global
                                       Putnam Fund of                 Asset                  VT Global
                                           Boston                  Allocation                  Equity
                                  ------------------------  ------------------------  -----------------------
                                      2007         2006         2007         2006         2007        2006
                                  -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   224,692  $   183,809  $   (89,413) $   120,724  $    54,935  $  (58,991)
Net realized gains (losses)......   1,799,328      956,916      316,085      355,674       79,747    (155,167)
Change in unrealized gains
  (losses).......................  (2,046,181)     548,724      (84,872)     571,043      396,920   1,454,199
                                  -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from operations................     (22,161)   1,689,449      141,800    1,047,441      531,602   1,240,041
                                  -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................      87,982      466,195       90,509      360,708       10,750       8,770
Benefit payments.................    (500,134)    (217,312)    (195,541)     (35,971)     (97,609)   (104,377)
Payments on termination..........  (2,229,556)  (2,458,202)  (1,500,175)  (2,345,215)  (1,180,597)   (832,339)
Contract Maintenance Charge......     (14,748)     (15,109)     (12,611)     (14,518)        (197)       (155)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............     407,789      (13,759)   1,087,682      790,266      (81,625)      6,145
                                  -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from contract transactions.....  (2,248,667)  (2,238,187)    (530,136)  (1,244,730)  (1,349,278)   (921,956)
                                  -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.....................  (2,270,828)    (548,738)    (388,336)    (197,289)    (817,676)    318,085
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................  16,503,539   17,052,277    9,403,641    9,600,930    6,466,066   6,147,981
                                  -----------  -----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD......................... $14,232,711  $16,503,539  $ 9,015,305  $ 9,403,641  $ 5,648,390  $6,466,066
                                  ===========  ===========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   1,250,190    1,429,117      699,689      808,102      623,989     716,098
       Units issued..............     108,246      160,916      127,003      121,752       56,600      63,624
       Units redeemed............    (281,939)    (339,843)    (158,682)    (230,165)    (161,888)   (155,733)
                                  -----------  -----------  -----------  -----------  -----------  ----------
   Units outstanding at end of
     period......................   1,076,497    1,250,190      668,010      699,689      518,701     623,989
                                  ===========  ===========  ===========  ===========  ===========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    Putnam Variable Trust     Putnam Variable Trust    Putnam Variable Trust
                                         Sub-Account               Sub-Account              Sub-Account
                                  -------------------------  ----------------------  ------------------------
                                     VT Growth and Income    VT Growth Opportunities    VT Health Sciences
                                  -------------------------  ----------------------  ------------------------
                                      2007          2006        2007        2006         2007         2006
                                  ------------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $     13,636  $   114,474  $  (21,137) $  (23,527) $   (27,238) $   (66,602)
Net realized gains (losses)......    7,655,431    2,610,028    (138,578)   (171,212)     201,609      146,905
Change in unrealized gains
  (losses).......................  (10,321,055)   3,866,032     233,234     330,028     (234,055)         405
                                  ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations................   (2,651,988)   6,590,534      73,519     135,289      (59,684)      80,708
                                  ------------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................       89,877      598,821       5,819      19,119        6,435       15,849
Benefit payments.................   (1,012,925)    (741,012)    (51,941)    (36,698)    (141,326)     (90,524)
Payments on termination..........   (8,694,380)  (7,085,321)   (248,359)   (270,156)  (1,016,491)    (877,438)
Contract Maintenance Charge......      (15,881)     (15,353)        (77)        (66)      (1,849)      (2,192)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................   (1,062,869)    (747,644)    (77,235)     24,002     (323,874)    (355,851)
                                  ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (10,696,178)  (7,990,509)   (371,793)   (263,799)  (1,477,105)  (1,310,156)
                                  ------------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................  (13,348,166)  (1,399,975)   (298,274)   (128,510)  (1,536,789)  (1,229,448)
NET ASSETS AT BEGINNING
  OF PERIOD......................   47,644,614   49,044,589   1,870,258   1,998,768    6,022,217    7,251,665
                                  ------------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD......................... $ 34,296,448  $47,644,614  $1,571,984  $1,870,258  $ 4,485,428  $ 6,022,217
                                  ============  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........    3,820,532    4,520,149     400,721     458,973      483,376      589,918
       Units issued..............      171,107      287,043      36,952      44,240       20,913       38,800
       Units redeemed............   (1,049,160)    (986,660)   (114,013)   (102,492)    (137,991)    (145,342)
                                  ------------  -----------  ----------  ----------  -----------  -----------
   Units outstanding at end of
     period......................    2,942,479    3,820,532     323,660     400,721      366,298      483,376
                                  ============  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                               Putnam Variable Trust     Putnam Variable Trust     Putnam Variable Trust
                                    Sub-Account               Sub-Account               Sub-Account
                             ------------------------  ------------------------  ------------------------
                                   VT High Yield               VT Income          VT International Equity
                             ------------------------  ------------------------  ------------------------
                                 2007         2006         2007         2006         2007         2006
                             -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss).................... $   653,361  $   609,130  $ 1,030,554  $   762,304  $   297,091  $  (132,984)
Net realized gains (losses).     (41,869)     (42,014)          86      (43,121)   3,720,778      840,844
Change in unrealized gains
  (losses)..................    (477,545)     302,072      (16,490)     171,590   (2,587,649)   3,459,951
                             -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
  assets from operations....     133,947      869,188    1,014,150      890,773    1,430,220    4,167,811
                             -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits....................     358,375      756,258    1,022,988    4,810,535      825,805    1,631,561
Benefit payments............     (77,954)    (185,648)    (897,215)    (281,620)    (207,866)    (134,340)
Payments on termination.....  (1,187,405)  (1,513,585)  (3,572,730)  (3,887,403)  (3,679,279)  (1,661,060)
Contract Maintenance
  Charge....................     (20,981)     (18,941)     (61,284)     (41,532)     (22,993)     (14,412)
Transfers among the
  sub-accounts and with the
  Fixed Account--net........     134,061      482,559      768,443    1,723,387      862,384      333,900
                             -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
  assets from contract
  transactions..............    (793,904)    (479,357)  (2,739,798)   2,323,367   (2,221,949)     155,649
                             -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS.............    (659,957)     389,831   (1,725,648)   3,214,140     (791,729)   4,323,460
NET ASSETS AT
  BEGINNING OF
  PERIOD....................  10,335,040    9,945,209   28,341,299   25,127,159   20,213,497   15,890,037
                             -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.................... $ 9,675,083  $10,335,040  $26,615,651  $28,341,299  $19,421,768  $20,213,497
                             ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period....     699,331      738,822    2,390,097    2,133,798    1,188,570    1,187,419
       Units issued.........      77,315      158,236      394,890      896,990      205,671      291,739
       Units redeemed.......    (136,387)    (197,727)    (600,877)    (640,691)    (332,763)    (290,588)
                             -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period..............     640,259      699,331    2,184,110    2,390,097    1,061,478    1,188,570
                             ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   Putnam Variable Trust    Putnam Variable Trust    Putnam Variable Trust
                                        Sub-Account              Sub-Account              Sub-Account
                                  -----------------------  ----------------------  ------------------------
                                  VT International Growth     VT International
                                         and Income           New Opportunities          VT Investors
                                  -----------------------  ----------------------  ------------------------
                                      2007        2006        2007        2006         2007         2006
                                  -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $    20,859  $   (6,498) $  (13,169) $      798  $  (154,650) $  (144,481)
Net realized gains (losses)......   1,138,492     222,052     176,408      33,059      148,733      (64,141)
Change in unrealized gains
  (losses).......................    (888,098)    719,486     172,981     529,841     (914,500)   2,135,709
                                  -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations................     271,253     935,040     336,220     563,698     (920,417)   1,927,087
                                  -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................      16,882      14,818       1,500       2,339       67,294      388,242
Benefit payments.................     (32,702)   (135,088)    (21,637)    (34,966)    (262,186)    (267,555)
Payments on termination..........  (1,081,281)   (439,627)   (570,972)   (310,890)  (2,974,919)  (1,733,262)
Contract Maintenance Charge......        (147)       (123)       (112)        (91)      (4,040)      (3,095)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................     185,413     873,499     583,767     134,905      341,129      190,509
                                  -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....    (911,835)    313,479      (7,454)   (208,703)  (2,832,722)  (1,425,161)
                                  -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................    (640,582)  1,248,519     328,766     354,995   (3,753,139)     501,926
NET ASSETS AT BEGINNING
  OF PERIOD......................   4,643,073   3,394,554   2,737,416   2,382,421   16,820,246   16,318,320
                                  -----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD......................... $ 4,002,491  $4,643,073  $3,066,182  $2,737,416  $13,067,107  $16,820,246
                                  ===========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........     278,588     255,277     200,918     215,619    1,791,252    1,976,676
       Units issued..............      30,021     104,455      77,736      44,103      149,389      201,848
       Units redeemed............     (80,436)    (81,144)    (58,392)    (58,804)    (453,622)    (387,272)
                                  -----------  ----------  ----------  ----------  -----------  -----------
   Units outstanding at end of
     period......................     228,173     278,588     220,262     200,918    1,487,019    1,791,252
                                  ===========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   Putnam Variable Trust    Putnam Variable Trust     Putnam Variable Trust
                                        Sub-Account              Sub-Account               Sub-Account
                                  ----------------------  ------------------------  ------------------------
                                     VT Mid Cap Value          VT Money Market        VT New Opportunities
                                  ----------------------  ------------------------  ------------------------
                                     2007        2006         2007         2006         2007         2006
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $    1,022  $  (19,887) $   819,292  $   639,955  $  (133,444) $  (146,171)
Net realized gains (losses)......    255,448     157,731           --           --     (750,337)    (647,955)
Change in unrealized gains
  (losses).......................   (243,003)     65,859           --           --    1,356,388    1,560,361
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................     13,467     203,703      819,292      639,955      472,607      766,235
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     15,170       8,140      837,500    4,653,658       16,782       67,476
Benefit payments.................    (28,164)    (12,801)    (625,445)    (438,132)    (148,574)    (217,418)
Payments on termination..........   (273,080)   (270,377)  (6,267,150)  (4,113,212)  (1,811,547)  (1,041,898)
Contract Maintenance Charge......       (146)       (101)    (113,382)     (82,859)      (1,686)      (1,936)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................   (312,364)    310,582    4,790,939    8,254,634     (478,183)    (437,541)
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....   (598,584)     35,443   (1,377,538)   8,274,089   (2,423,208)  (1,631,317)
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................   (585,117)    239,146     (558,246)   8,914,044   (1,950,601)    (865,082)
NET ASSETS AT BEGINNING
  OF PERIOD......................  1,630,389   1,391,243   25,940,051   17,026,007   10,781,630   11,646,712
                                  ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD......................... $1,045,272  $1,630,389  $25,381,805  $25,940,051  $ 8,831,029  $10,781,630
                                  ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........     88,970      86,176    2,500,563    1,677,119    1,242,276    1,453,260
       Units issued..............     13,008      46,161      980,519    2,121,410       44,140       81,849
       Units redeemed............    (45,154)    (43,367)  (1,106,447)  (1,297,966)    (307,560)    (292,833)
                                  ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period......................     56,824      88,970    2,374,635    2,500,563      978,856    1,242,276
                                  ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    Putnam Variable Trust    Putnam Variable Trust    Putnam Variable Trust
                                         Sub-Account              Sub-Account              Sub-Account
                                  ------------------------  ----------------------  ------------------------
                                                               VT OTC & Emerging
                                        VT New Value                Growth                 VT Research
                                  ------------------------  ----------------------  ------------------------
                                      2007         2006        2007        2006         2007         2006
                                  -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   (50,473) $   (56,201) $  (29,948) $  (27,233) $   (53,616) $   (49,288)
Net realized gains (losses)......   1,924,803    1,446,682    (179,944)   (198,077)     189,634       67,732
Change in unrealized gains
  (losses).......................  (2,854,198)     706,573     460,189     452,522     (126,420)     609,443
                                  -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations................    (979,868)   2,097,054     250,297     227,212        9,598      627,887
                                  -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     721,804    2,555,101      10,311       4,229        6,465       24,761
Benefit payments.................     (93,843)    (242,538)    (37,793)     (6,435)    (161,602)    (170,905)
Payments on termination..........  (1,826,781)  (1,595,195)   (302,704)   (183,411)  (1,015,038)    (797,942)
Contract Maintenance Charge......     (30,619)     (18,485)        (13)        (11)      (1,799)      (2,518)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................     794,316      515,153     113,059     (45,054)    (193,485)     (67,104)
                                  -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....    (435,123)   1,214,036    (217,140)   (230,682)  (1,365,459)  (1,013,708)
                                  -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................  (1,414,991)   3,311,090      33,157      (3,470)  (1,355,861)    (385,821)
NET ASSETS AT BEGINNING
  OF PERIOD......................  16,532,847   13,221,757   2,137,803   2,141,273    6,409,955    6,795,776
                                  -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD......................... $15,117,856  $16,532,847  $2,170,960  $2,137,803  $ 5,054,094  $ 6,409,955
                                  ===========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........     951,295      880,527     371,750     411,684      605,509      701,369
       Units issued..............     134,211      306,521      57,666      24,597       36,945       57,025
       Units redeemed............    (170,375)    (235,753)    (70,647)    (64,531)    (164,905)    (152,885)
                                  -----------  -----------  ----------  ----------  -----------  -----------
   Units outstanding at end of
     period......................     915,131      951,295     358,769     371,750      477,549      605,509
                                  ===========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                               Putnam Variable Trust    Putnam Variable Trust    Putnam Variable Trust
                                    Sub-Account              Sub-Account              Sub-Account
                             ------------------------  -----------------------  -----------------------
                                                             VT Utilities
                                   VT Small Cap               Growth and
                                       Value                    Income                  VT Vista
                             ------------------------  -----------------------  -----------------------
                                 2007         2006         2007        2006         2007        2006
                             -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss).................... $   (71,415) $  (110,345) $    22,883  $   86,129  $   (88,411) $ (102,138)
Net realized gains (losses).   1,804,905    1,862,903      431,473     153,237      103,251     (63,744)
Change in unrealized gains
  (losses)..................  (2,995,985)    (111,417)     472,713     974,515      176,655     460,155
                             -----------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net
  assets from operations....  (1,262,495)   1,641,141      927,069   1,213,881      191,495     294,273
                             -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits....................      31,937       15,565        4,091      15,293       26,402      95,227
Benefit payments............     (59,382)     (82,906)    (174,487)    (68,200)    (108,389)   (108,030)
Payments on termination.....  (1,671,621)  (1,304,787)    (826,926)   (930,826)    (975,745)   (780,929)
Contract Maintenance
  Charge....................        (741)        (842)      (2,226)     (2,420)      (1,371)     (1,655)
Transfers among the
  sub-accounts and with the
  Fixed Account--net........    (638,688)    (264,388)    (129,414)    118,717     (578,028)   (183,449)
                             -----------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net
  assets from contract
  transactions..............  (2,338,495)  (1,637,358)  (1,128,962)   (867,436)  (1,637,131)   (978,836)
                             -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE)
  IN NET ASSETS.............  (3,600,990)       3,783     (201,893)    346,445   (1,445,636)   (684,563)
NET ASSETS AT
  BEGINNING OF
  PERIOD....................  11,078,369   11,074,586    5,466,307   5,119,862    7,273,056   7,957,619
                             -----------  -----------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD.................... $ 7,477,379  $11,078,369  $ 5,264,414  $5,466,307  $ 5,827,420  $7,273,056
                             ===========  ===========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period....     443,656      511,118      394,124     462,051      687,592     776,161
       Units issued.........      27,260       55,630       30,866      45,098       20,942      68,596
       Units redeemed.......    (120,269)    (123,092)    (104,250)   (113,025)    (185,789)   (157,165)
                             -----------  -----------  -----------  ----------  -----------  ----------
   Units outstanding at end
     of period..............     350,647      443,656      320,740     394,124      522,745     687,592
                             ===========  ===========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                 The Universal           The Universal
                                           Putnam                Institutional           Institutional
                                       Variable Trust             Funds, Inc.             Funds, Inc.
                                         Sub-Account              Sub-Account             Sub-Account
                                  ------------------------  ----------------------  ----------------------
                                                                Van Kampen UIF
                                                                   Emerging             Van Kampen UIF
                                         VT Voyager             Markets Equity           Equity Growth
                                  ------------------------  ----------------------  ----------------------
                                      2007         2006        2007        2006        2007        2006
                                  -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (272,618) $  (288,617) $  (18,173) $  (12,209) $  (42,109) $  (44,893)
Net realized gains (losses)......  (1,169,978)  (1,216,713)    576,329     338,682      98,507      80,595
Change in unrealized gains
  (losses).......................   2,272,664    2,367,857      83,479     174,502     466,809      29,454
                                  -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations................     830,068      862,527     641,635     500,975     523,207      65,156
                                  -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     178,072      541,445         116       8,262      60,322      45,087
Benefit payments.................    (253,750)    (340,247)         --          --      (3,305)     (3,545)
Payments on termination..........  (3,943,549)  (2,383,212)   (194,900)   (394,954)   (282,836)   (449,553)
Contract Maintenance Charge......     (16,250)     (17,575)       (500)       (561)     (3,574)     (4,415)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................  (1,247,506)  (1,104,656)   (483,975)     (9,784)    (81,078)    (34,665)
                                  -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.....  (5,282,983)  (3,304,245)   (679,259)   (397,037)   (310,471)   (447,091)
                                  -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.....................  (4,452,915)  (2,441,718)    (37,624)    103,938     212,736    (381,935)
NET ASSETS AT BEGINNING
  OF PERIOD......................  22,102,568   24,544,286   1,744,779   1,640,841   2,766,205   3,148,140
                                  -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD......................... $17,649,653  $22,102,568  $1,707,155  $1,744,779  $2,978,941  $2,766,205
                                  ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   2,339,571    2,746,081      75,177      96,501     242,774     289,375
       Units issued..............      66,437      218,707       4,724      18,572      13,932      27,026
       Units redeemed............    (631,157)    (625,217)    (27,930)    (39,896)    (40,989)    (73,627)
                                  -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end of
     period......................   1,774,851    2,339,571      51,971      75,177     215,717     242,774
                                  ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        The Universal           The Universal            The Universal
                                        Institutional           Institutional            Institutional
                                         Funds, Inc.             Funds, Inc.              Funds, Inc.
                                         Sub-Account             Sub-Account              Sub-Account
                                   ----------------------  ----------------------  ------------------------
                                       Van Kampen UIF                                   Van Kampen UIF
                                        International          Van Kampen UIF            U.S. Mid Cap
                                           Magnum              Mid Cap Growth                Value
                                   ----------------------  ----------------------  ------------------------
                                      2007        2006        2007        2006         2007         2006
                                   ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $      766  $  (13,282) $  (15,767) $  (17,711) $   (41,413) $   (65,036)
Net realized gains (losses).......    172,596     110,571     145,790     197,412      816,860    1,016,208
Change in unrealized gains
  (losses)........................    (42,701)    112,007      75,576     (96,216)    (458,139)     (34,165)
                                   ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    130,661     209,296     205,599      83,485      317,308      917,007
                                   ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................         --          --          90       7,890       19,443       11,155
Benefit payments..................     (7,836)         --          --          --      (17,252)      (1,840)
Payments on termination...........   (286,529)   (171,980)   (112,642)   (367,699)    (749,415)  (1,058,417)
Contract Maintenance Charge.......       (412)       (411)       (382)       (450)     (10,175)     (11,663)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    101,702     130,621    (124,833)     96,299     (243,243)    (215,620)
                                   ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (193,075)    (41,770)   (237,767)   (263,960)  (1,000,642)  (1,276,385)
                                   ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (62,414)    167,526     (32,168)   (180,475)    (683,334)    (359,378)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  1,101,602     934,076   1,107,756   1,288,231    5,131,453    5,490,831
                                   ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $1,039,188  $1,101,602  $1,075,588  $1,107,756  $ 4,448,119  $ 5,131,453
                                   ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................     80,561      84,465      72,284      90,610      350,412      446,495
       Units issued...............      9,481      14,327       3,766      12,264       58,615       22,953
       Units redeemed.............    (23,082)    (18,231)    (18,012)    (30,590)    (123,801)    (119,036)
                                   ----------  ----------  ----------  ----------  -----------  -----------
   Units outstanding at end of
     period.......................     66,960      80,561      58,038      72,284      285,226      350,412
                                   ==========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                The Universal           The Universal
                                        The Universal           Institutional           Institutional
                                        Institutional            Funds, Inc.             Funds, Inc.
                                         Funds, Inc.             (Class II)              (Class II)
                                         Sub-Account             Sub-Account             Sub-Account
                                   ----------------------  ----------------------  ----------------------
                                                               Van Kampen UIF          Van Kampen UIF
                                       Van Kampen UIF             Emerging                Emerging
                                          U.S. Real             Markets Debt           Markets Equity
                                           Estate                (Class II)              (Class II)
                                   ----------------------  ----------------------  ----------------------
                                      2007        2006        2007        2006        2007        2006
                                   ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (7,994) $   (7,583) $  313,438  $  389,488  $  (22,439) $  (12,263)
Net realized gains (losses).......    440,418     460,910     166,564     115,794     420,721      92,942
Change in unrealized gains
  (losses)........................   (785,113)    264,520    (223,547)    (28,536)    234,644     346,352
                                   ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................   (352,689)    717,847     256,455     476,746     632,926     427,031
                                   ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits..........................        120         120     133,662     604,277      25,496      85,504
Benefit payments..................    (62,455)         --     (31,959)    (18,375)         --        (890)
Payments on termination...........   (434,938)   (436,722)   (247,239)   (640,722)   (229,854)    (40,007)
Contract Maintenance Charge.......       (647)       (864)    (21,529)    (20,542)     (8,975)     (7,343)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................      2,183    (145,947)      3,365     113,057    (108,275)     44,883
                                   ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......   (495,737)   (583,413)   (163,700)     37,695    (321,608)     82,147
                                   ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................   (848,426)    134,434      92,755     514,441     311,318     509,178
NET ASSETS AT BEGINNING
  OF PERIOD.......................  2,384,795   2,250,361   5,334,427   4,819,986   1,657,066   1,147,888
                                   ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $1,536,369  $2,384,795  $5,427,182  $5,334,427  $1,968,384  $1,657,066
                                   ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................     75,359      96,604     299,786     296,493      51,810      48,380
       Units issued...............      6,978       3,633      29,184      82,288       3,135       8,108
       Units redeemed.............    (22,057)    (24,878)    (38,866)    (78,995)    (10,472)     (4,678)
                                   ----------  ----------  ----------  ----------  ----------  ----------
   Units outstanding at end of
     period.......................     60,280      75,359     290,104     299,786      44,473      51,810
                                   ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        The Universal           The Universal           The Universal
                                        Institutional           Institutional           Institutional
                                         Funds, Inc.             Funds, Inc.             Funds, Inc.
                                         (Class II)              (Class II)              (Class II)
                                         Sub-Account             Sub-Account             Sub-Account
                                   ----------------------  ----------------------  ----------------------
                                       Van Kampen UIF          Van Kampen UIF          Van Kampen UIF
                                         Equity and                Equity                  Global
                                      Income (Class II)       Growth (Class II)     Franchise (Class II)
                                   ----------------------  ----------------------  ----------------------
                                      2007        2006        2007        2006        2007        2006
                                   ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   13,470  $  (27,423) $  (21,663) $  (23,310) $ (147,140) $  (14,985)
Net realized gains (losses).......    320,181     265,152      61,998      65,722   1,049,564     341,975
Change in unrealized gains
  (losses)........................   (238,207)    384,190     200,716      (9,807)   (223,010)    983,594
                                   ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................     95,444     621,919     241,051      32,605     679,414   1,310,584
                                   ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits..........................    618,762     603,266      11,082      24,518     714,228   1,211,180
Benefit payments..................   (130,268)   (103,945)     (4,123)    (28,474)     (9,153)    (25,951)
Payments on termination...........   (779,801)   (781,956)    (97,285)   (217,884)   (618,368)   (612,640)
Contract Maintenance Charge.......    (16,849)    (18,027)     (3,145)     (3,780)    (30,300)    (24,899)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    546,817     313,804     (33,837)     80,514     610,622     869,468
                                   ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......    238,661      13,142    (127,308)   (145,106)    667,029   1,417,158
                                   ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................    334,105     635,061     113,743    (112,501)  1,346,443   2,727,742
NET ASSETS AT BEGINNING
  OF PERIOD.......................  5,876,522   5,241,461   1,308,710   1,421,211   8,343,510   5,615,768
                                   ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $6,210,627  $5,876,522  $1,422,453  $1,308,710  $9,689,953  $8,343,510
                                   ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................    436,636     426,691      99,244     109,141     540,625     421,462
       Units issued...............    119,208     103,154       5,505      20,539     144,115     184,950
       Units redeemed.............    (95,722)    (93,209)    (14,506)    (30,436)   (100,138)    (65,787)
                                   ----------  ----------  ----------  ----------  ----------  ----------
   Units outstanding at end of
     period.......................    460,122     436,636      90,243      99,244     584,602     540,625
                                   ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          The Universal               The Universal             The Universal
                                       Institutional Funds, Inc. Institutional Funds, Inc. Institutional Funds, Inc.
                                       (Class II) Sub-Account    (Class II) Sub-Account    (Class II) Sub-Account
                                       ------------------------  ------------------------  ------------------------
                                          Van Kampen UIF             Van Kampen UIF            Van Kampen UIF
                                           Int'l Growth                  Mid Cap                Small Company
                                        Equity (Class II)           Growth (Class II)         Growth (Class II)
                                       ------------------------  ------------------------  ------------------------
                                          2007        2006 (v)      2007         2006         2007         2006
                                        --------    ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $ (1,168)     $    (3)    $  (74,683)  $  (45,795)  $  (37,905)  $  (37,038)
Net realized gains (losses)...........    3,072          326        411,058      275,240      253,962      234,034
Change in unrealized gains
  (losses)............................    5,318        3,244        536,295       38,613     (183,761)      28,530
                                        --------     -------     ----------   ----------   ----------   ----------
Increase (decrease) in net assets from
  operations..........................    7,222        3,567        872,670      268,058       32,296      225,526
                                        --------     -------     ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................       --       70,948        818,257    1,208,586       37,173      117,245
Benefit payments......................       --           --        (16,534)      (3,434)          --      (11,033)
Payments on termination...............       --           --       (370,225)    (484,994)    (140,242)    (148,464)
Contract Maintenance Charge...........     (550)          --        (19,630)     (10,907)      (8,299)      (8,829)
Transfers among the sub-accounts
  and with the Fixed
  Account--net........................   32,597       (5,366)       315,105      521,359      (35,808)       8,393
                                        --------     -------     ----------   ----------   ----------   ----------
Increase (decrease) in net assets from
  contract transactions...............   32,047       65,582        726,973    1,230,610     (147,176)     (42,688)
                                        --------     -------     ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET
  ASSETS..............................   39,269       69,149      1,599,643    1,498,668     (114,880)     182,838
NET ASSETS AT BEGINNING
  OF PERIOD...........................   69,149           --      3,785,178    2,286,510    2,350,064    2,167,226
                                        --------     -------     ----------   ----------   ----------   ----------
NET ASSETS AT END OF
  PERIOD.............................. $108,418      $69,149     $5,384,821   $3,785,178   $2,235,184   $2,350,064
                                        ========     =======     ==========   ==========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period........................    6,441           --        278,828      126,789      124,351      124,330
       Units issued...................    2,966        7,000        152,734      209,491        6,161       18,904
       Units redeemed.................     (428)        (559)       (68,025)     (57,452)     (13,327)     (18,883)
                                        --------     -------     ----------   ----------   ----------   ----------
   Units outstanding at end of
     period...........................    8,979        6,441        363,537      278,828      117,185      124,351
                                        ========     =======     ==========   ==========   ==========   ==========

--------
(v)For the period beginning May 1, 2006, and ending December 31, 2006

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       The Universal              The Universal              Van Kampen
                                  Institutional Funds, Inc. Institutional Funds, Inc.     Life Investment
                                  (Class II) Sub-Account     (Class II) Sub-Account      Trust Sub-Account
                                  ------------------------  ------------------------  -----------------------
                                  Van Kampen UIF U.S. Mid   Van Kampen UIF U.S. Real
                                   Cap Value (Class II)         Estate (Class II)           LIT Comstock
                                  ------------------------  ------------------------  -----------------------
                                     2007         2006          2007         2006         2007        2006
                                  ----------   ----------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (82,204)  $  (94,921)  $   (70,534) $   (62,490) $    32,259  $   11,806
Net realized gains (losses)......  1,084,728    1,032,655     1,503,709    1,556,144      454,176     599,229
Change in unrealized gains
  (losses).......................   (558,199)     299,129    (3,714,864)   2,095,524     (627,796)    265,521
                                  ----------   ----------   -----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from operations................    444,325    1,236,863    (2,281,689)   3,589,178     (141,361)    876,556
                                  ----------   ----------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................    508,427    1,358,493       355,530      874,908       13,915      36,666
Benefit payments.................    (13,552)     (62,836)      (35,882)     (84,437)     (62,697)    (36,237)
Payments on termination..........   (809,611)    (975,910)     (881,205)  (1,114,438)  (1,216,775)   (739,345)
Contract Maintenance
  Charge.........................    (29,339)     (26,027)      (43,499)     (44,807)      (2,286)     (2,728)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............    165,411      347,892       873,367     (827,381)    (142,950)   (209,071)
                                  ----------   ----------   -----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from contract transactions.....   (178,664)     641,612       268,311   (1,196,155)  (1,410,793)   (950,715)
                                  ----------   ----------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.....................    265,661    1,878,475    (2,013,378)   2,393,023   (1,552,154)    (74,159)
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................  7,654,267    5,775,792    12,670,299   10,277,276    6,506,780   6,580,939
                                  ----------   ----------   -----------  -----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD......................... $7,919,928   $7,654,267   $10,656,921  $12,670,299  $ 4,954,626  $6,506,780
                                  ==========   ==========   ===========  ===========  ===========  ==========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........    462,265      393,092       428,120      468,958      432,077     503,013
       Units issued..............     94,116      182,632        54,843       84,041       29,292      43,157
       Units redeemed............    (94,374)    (113,459)      (41,953)    (124,879)    (122,716)   (114,093)
                                  ----------   ----------   -----------  -----------  -----------  ----------
   Units outstanding at end of
     period......................    462,007      462,265       441,010      428,120      338,653     432,077
                                  ==========   ==========   ===========  ===========  ===========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       Van Kampen            Van Kampen              Van Kampen
                                     Life Investment       Life Investment         Life Investment
                                    Trust Sub-Account     Trust Sub-Account       Trust Sub-Account
                                   ------------------  ----------------------  ----------------------
                                     LIT Government       LIT Money Market        LIT Strat Growth
                                   ------------------  ----------------------  ----------------------
                                     2007      2006       2007        2006        2007        2006
                                   --------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $ 19,167  $ 18,089  $   67,218  $   61,735  $  (28,785) $  (32,341)
Net realized gains (losses).......   (2,350)   (3,725)         --          --     (77,846)   (195,593)
Change in unrealized gains
  (losses)........................   13,352    (4,380)         --          --     416,255     259,347
                                   --------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................   30,169     9,984      67,218      61,735     309,624      31,413
                                   --------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................    2,874     2,663       8,526      50,123       6,156       5,131
Benefit payments..................       --        --      (9,207)     (1,669)     (4,179)    (11,948)
Payments on termination...........  (85,449)  (38,207)   (494,586)   (164,236)   (306,981)   (327,120)
Contract Maintenance Charge.......     (173)     (237)       (485)       (575)     (1,194)     (1,413)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................   19,979     9,035     610,923     140,968     (20,682)    (96,147)
                                   --------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (62,769)  (26,746)    115,171      24,611    (326,879)   (431,497)
                                   --------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (32,600)  (16,762)    182,389      86,346     (17,255)   (400,084)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  548,703   565,465   1,949,788   1,863,442   2,212,670   2,612,754
                                   --------  --------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $516,103  $548,703  $2,132,177  $1,949,788  $2,195,415  $2,212,670
                                   ========  ========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................   47,802    50,277     181,735     179,125     280,209     321,353
       Units issued...............    2,097     5,129     150,231     107,279      11,296      19,607
       Units redeemed.............   (7,479)   (7,604)   (139,781)   (104,669)    (43,518)    (60,751)
                                   --------  --------  ----------  ----------  ----------  ----------
   Units outstanding at end of
     period.......................   42,420    47,802     192,185     181,735     247,987     280,209
                                   ========  ========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        Van Kampen               Van Kampen                Van Kampen
                                      Life Investment          Life Investment           Life Investment
                                     Trust (Class II)         Trust (Class II)          Trust (Class II)
                                        Sub-Account              Sub-Account               Sub-Account
                                  ----------------------  ------------------------  ------------------------
                                      LIT Aggressive            LIT Comstock             LIT Growth and
                                     Growth (Class II)           (Class II)             Income (Class II)
                                  ----------------------  ------------------------  ------------------------
                                     2007        2006         2007         2006         2007         2006
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (29,995) $  (30,446) $       203  $   (84,137) $   (25,946) $   (96,247)
Net realized gains (losses)......    205,479     209,634    1,160,847    2,013,110    1,012,550    1,219,872
Change in unrealized gains
  (losses).......................    103,705    (112,370)  (1,996,624)   1,289,717     (835,949)     899,852
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................    279,189      66,818     (835,574)   3,218,690      150,655    2,023,477
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     61,845     105,936      285,261    2,211,858      154,104    2,571,098
Benefit payments.................         --     (11,024)    (216,510)    (129,952)    (120,287)    (143,264)
Payments on termination..........   (125,579)   (184,780)  (2,734,626)  (3,586,590)  (1,935,383)  (1,669,776)
Contract Maintenance Charge......     (6,969)     (7,414)     (76,081)     (76,977)     (55,648)     (54,118)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............   (180,058)    (81,743)     (51,830)     715,381     (102,282)     282,883
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....   (250,761)   (179,025)  (2,793,786)    (866,280)  (2,059,496)     986,823
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................     28,428    (112,207)  (3,629,360)   2,352,410   (1,908,841)   3,010,300
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................  1,764,104   1,876,311   23,967,865   21,615,455   15,462,344   12,452,044
                                  ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD......................... $1,792,532  $1,764,104  $20,338,505  $23,967,865  $13,553,503  $15,462,344
                                  ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........    126,611     139,358    1,610,725    1,621,871      888,066      803,748
       Units issued..............      6,976      15,774      109,201      388,908       78,364      283,277
       Units redeemed............    (19,909)    (28,521)    (285,112)    (400,054)    (195,767)    (198,959)
                                  ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period......................    113,678     126,611    1,434,814    1,610,725      770,663      888,066
                                  ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Van Kampen              Van Kampen
                                      Life Investment          Life Investment         Wells Fargo
                                      Trust (Class II)        Trust (Class II)       Variable Trust
                                        Sub-Account              Sub-Account           Sub-Account
                                  -----------------------  ----------------------  --------------------
                                      LIT Money Market            LIT Strat        Wells Fargo Advantage
                                         (Class II)               Growth II         Asset Allocation
                                  -----------------------  ----------------------  --------------------
                                     2007         2006        2007        2006       2007       2006
                                  ----------  -----------  ----------  ----------  --------   --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  287,245  $   238,022  $  (53,296) $  (59,693) $  6,513   $  6,534
Net realized gains (losses)......         --           --     142,584     134,403    26,850     20,952
Change in unrealized gains
  (losses).......................         --           --     388,454     (45,595)    7,999     38,658
                                  ----------  -----------  ----------  ----------  --------   --------
Increase (decrease) in net assets
  from operations................    287,245      238,022     477,742      29,115    41,362     66,144
                                  ----------  -----------  ----------  ----------  --------   --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................    134,488      556,535      47,650     348,527     3,500         --
Benefit payments.................    (47,439)     (60,763)     (4,108)        (97)   (7,155)   (32,358)
Payments on termination..........   (574,873)  (1,095,900)   (287,547)   (647,952)  (65,830)   (37,452)
Contract Maintenance Charge......    (45,919)     (39,749)    (10,825)    (11,944)     (426)      (443)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................    148,998      794,405    (252,463)    (79,199)   13,420     35,563
                                  ----------  -----------  ----------  ----------  --------   --------
Increase (decrease) in net assets
  from contract transactions.....   (384,745)     154,528    (507,293)   (390,665)  (56,491)   (34,690)
                                  ----------  -----------  ----------  ----------  --------   --------
INCREASE (DECREASE) IN
  NET ASSETS.....................    (97,500)     392,550     (29,551)   (361,550)  (15,129)    31,454
NET ASSETS AT BEGINNING
  OF PERIOD......................  9,297,635    8,905,085   3,404,165   3,765,715   644,723    613,269
                                  ----------  -----------  ----------  ----------  --------   --------
NET ASSETS AT END OF
  PERIOD......................... $9,200,135  $ 9,297,635  $3,374,614  $3,404,165  $629,594   $644,723
                                  ==========  ===========  ==========  ==========  ========   ========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........    906,248      890,732     275,866     315,988    54,477     57,390
       Units issued..............    234,695      225,598       6,248      47,803     1,997      8,480
       Units redeemed............   (269,454)    (210,082)    (45,326)    (87,925)   (6,405)   (11,393)
                                  ----------  -----------  ----------  ----------  --------   --------
   Units outstanding at end of
     period......................    871,489      906,248     236,788     275,866    50,069     54,477
                                  ==========  ===========  ==========  ==========  ========   ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                 Wells Fargo           Wells Fargo
                                                                Variable Trust       Variable Trust
                                                                 Sub-Account           Sub-Account
                                                             -------------------   --------------------
                                                             Wells Fargo Advantage Wells Fargo Advantage
                                                                Equity Income      Large Company Core
                                                             -------------------   --------------------
                                                                2007       2006      2007       2006
                                                             ---------   --------  --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)................................ $     999   $  1,536  $ (7,355)  $ (2,541)
Net realized gains (losses).................................    54,033      6,604     2,938      4,235
Change in unrealized gains (losses).........................   (48,229)    61,086     4,630     64,119
                                                             ---------   --------  --------   --------
Increase (decrease) in net assets from operations...........     6,803     69,226       213     65,813
                                                             ---------   --------  --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits....................................................        --          2        --         --
Benefit payments............................................        --         --        --         --
Payments on termination.....................................   (98,453)   (25,797)   (3,893)   (14,720)
Contract Maintenance Charge.................................      (155)      (160)      (59)       (77)
Transfers among the sub-accounts and with the Fixed
  Account--net..............................................    (8,560)   125,284    71,652    (17,494)
                                                             ---------   --------  --------   --------
Increase (decrease) in net assets from contract transactions  (107,168)    99,329    67,700    (32,291)
                                                             ---------   --------  --------   --------
INCREASE (DECREASE) IN NET ASSETS...........................  (100,365)   168,555    67,913     33,522
NET ASSETS AT BEGINNING OF PERIOD...........................   513,511    344,956   521,345    487,823
                                                             ---------   --------  --------   --------
NET ASSETS AT END OF PERIOD................................. $ 413,146   $513,511  $589,258   $521,345
                                                             =========   ========  ========   ========
UNITS OUTSTANDING
   Units outstanding at beginning of period.................    39,693     31,219    68,482     73,183
       Units issued.........................................        --     10,761     8,928        221
       Units redeemed.......................................    (8,235)    (2,287)     (797)    (4,922)
                                                             ---------   --------  --------   --------
   Units outstanding at end of period.......................    31,458     39,693    76,613     68,482
                                                             =========   ========  ========   ========

                      See notes to financial statements.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. Organization

   Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   On June 1, 2006, Allstate New York completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Subsequent to a transition period, Prudential will be responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate New York's contractual obligations to the contractholders. Allstate New York continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and services agreements are to Allstate New York.

   Allstate New York issues twenty-five variable annuity contracts. These contracts are: the AIM Lifetime Plus/(sm)/ ("Lifetime Plus") - (C), the AIM Lifetime Plus/(sm) /II ("Lifetime Plus II") - (C), the AIM Lifetime Enhanced Choice ("Enhanced Choice") - (C), the AIM Lifetime America Series ("America Series") - (C), the Scudder Horizon Advantage ("Scudder") - (C), the Putnam Allstate Advisor ("Putnam") - (C), the Putnam Allstate Advisor Plus ("Putnam Plus") - (C), the Putnam Allstate Advisor Preferred ("Putnam Preferred") -
   (C), the Allstate Custom Portfolio ("Custom") - (C), the AFA SelectDirections ("SelectDirections") - (C), the Allstate Provider ("Provider") - (C), the Provider Ultra ("Ultra") - (C), the Allstate Advisor ("Advisor"), the Allstate Advisor Plus ("Advisor Plus"), the Allstate Advisor Preferred ("Advisor Preferred") , Allstate Variable Annuity II -
   (C), Allstate Variable Annuity 3 Asset Manager - (C), Allstate Variable Annuity 3 - (C), the Preferred Client Variable Annuity - (C), the Morgan Stanley Advisor - (C), the Advisor Preferred - (C), the Allstate Variable Annuity I - (C), Allstate Retirement Access VA B Series, Allstate Retirement Access VA L Series, and Allstate Retirement Access VA X Series (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date, or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

            Advanced Series Trust       Advanced Series Trust
               (For the period          (continued)
                 beginning July 30,        AST Cohen & Steers
                 2007 and ended            Realty*
                 December 31, 2007):       AST Conservative
               AST Advanced                Asset Allocation*
               Strategies*                 AST DeAm Large-Cap
               AST Aggressive Asset        Value*
               Allocation*                 AST DeAm Small-Cap
               AST AllianceBernstein       Value*
               Core Value*                 AST Federated
               AST AllianceBernstein       Aggressive Growth*
               Growth & Income*            AST First Trust
               AST AllianceBernstein       Balanced Target*
               Managed Index 500*          AST First Trust
               AST American Century        Capital Appreciation
               Income & Growth*            Target*
               AST American Century        AST Goldman Sachs
               Strategic Allocation*       Concentrated Growth*
               AST Balanced Asset          AST Goldman Sachs
               Allocation*                 Mid-Cap Growth*
               AST Capital Growth          AST High Yield*
               Asset Allocation*           AST International
                                           Growth*

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

1. Organization (continued)

           Advanced Series Trust        AIM Variable Insurance
           (continued)                  Funds (continued)
              AST International            AIM V. I. Money Market
              Value*                       AIM V. I. Premier
              AST JPMorgan                   Equity (Merged into
              International Equity*          AIM V. I. Core
              AST Large-Cap Value*           Equity on May 1,
              AST Lord Abbett                2006)
              Bond-Debenture*              AIM V. I. Technology
              AST Marsico Capital          AIM V. I. Utilities
              Growth*                   AIM Variable Insurance
              AST MFS Global Equity*    Funds Series II
              AST MFS Growth*              AIM V. I. Aggressive
              AST Mid-Cap Value*             Growth II (Merged
              AST Money Market*              into AIM V. I.
              AST Neuberger Berman           Capital
              Mid-Cap Growth*                Appreciation II
              AST Neuberger Berman           on May 1, 2006)
              Mid-Cap Value*               AIM V. I. Basic
              AST Neuberger Berman         Balanced II
              Small-Cap Growth*            AIM V. I. Basic Value
              AST PIMCO Limited            II
              Maturity Bond*               AIM V. I. Blue Chip
              AST PIMCO Total                II (Merged into AIM
              Return Bond*                   V. I. Large Cap
              AST Preservation               Growth II on
              Asset Allocation*              June 12, 2006)
              AST Small-Cap Growth*        AIM V. I. Capital
              AST Small-Cap Value*         Appreciation II
              AST T. Rowe Price            AIM V. I. Capital
              Asset Allocation*            Development II
              AST T. Rowe Price            AIM V. I. Core Equity
              Global Bond*                 II
              AST T. Rowe Price            AIM V. I. Demographic
              Large-Cap Growth*              Trends II (Merged
              AST T. Rowe Price              into AIM V. I.
              Natural Resources*             Capital
              AST UBS Dynamic Alpha*         Appreciation II
              AST Western Assets             on May 1, 2006)
                Core Plus Bond* (          AIM V. I. Diversified
                For the period             Income II
                beginning Nov 19,          AIM V. I. Government
                2007 and ended             Securities II
                December 31, 2007)         AIM V. I. Growth II
           AIM Variable Insurance            (Merged into AIM V.
           Funds                             I. Capital
              AIM V. I. Aggressive           Appreciation II on
                Growth (Merged into          May 1, 2006)
                AIM V. I. Capital          AIM V. I. High Yield
                Appreciation on            II
                May 1, 2006)               AIM V. I.
              AIM V. I. Basic              International Growth
              Balanced                     II
              AIM V. I. Basic Value        AIM V. I. Large Cap
              AIM V. I. Blue Chip          Growth II
                (Merged into AIM V.        AIM V. I. Mid Cap
                I. Large Cap Growth        Core Equity II
                on June 12, 2006)          AIM V. I. Money
              AIM V. I. Capital            Market II
              Appreciation                 AIM V. I. Premier
              AIM V. I. Capital              Equity II (Merged
              Development                    into AIM V. I. Core
              AIM V. I. Core Equity          Equity II on May 1,
              AIM V. I. Demographic          2006)
                Trends (Merged into        AIM V. I. Technology
                AIM V. I. Capital          II
                Appreciation on            AIM V. I. Utilities II
                May 1, 2006)            AllianceBernstein
              AIM V. I. Diversified     Variable Product Series
              Income                    Fund
              AIM V. I. Government         AllianceBernstein VPS
              Securities                     Growth (Previously
              AIM V. I. Growth               known as
                (Merged into AIM V.          AllianceBernstein
                I. Capital                   Growth)
                Appreciation on            AllianceBernstein VPS
                May 1, 2006)                 Growth & Income
              AIM V. I. High Yield           (Previously known
              AIM V. I.                      as
              International Growth           AllianceBernstein
              AIM V. I. Large Cap            Growth & Income)
              Growth                       AllianceBernstein VPS
              AIM V. I. Mid Cap              International Value
              Core Equity                    (Previously known
                                             as
                                             AllianceBernstein
                                             International Value)
                                           AllianceBernstein VPS
                                             Large Cap Growth
                                             (Previously known
                                             as
                                             AllianceBernstein
                                             Large Cap Growth)

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

1. Organization (continued)

            AllianceBernstein           Fidelity Variable
              Variable Product            Insurance Products
              Series Fund (continued)     Fund (continued)
               AllianceBernstein VPS       VIP Freedom 2020
                 Small/Mid Cap Value         Portfolio (Service
                 (Previously known           Class 2) (Started
                 as                          on May 1, 2006)
                 AllianceBernstein         VIP Freedom 2030
                 Small/ Mid Cap              Portfolio (Service
                 Value)                      Class 2) (Started
               AllianceBernstein VPS         on May 1, 2006)
                 Utility Income            VIP Freedom Income
                 (Previously known           Portfolio (Service
                 as                          Class 2) (Started
                 AllianceBernstein           on May 1, 2006)
                 Utility Income)           VIP Growth & Income
               AllianceBernstein VPS         (Service Class 2)
                 Value (Previously         VIP Growth Stock
                 known as                    Portfolio (Service
                 AllianceBernstein           Class 2) (Started
                 Value)                      on May 1, 2006.
            Delaware Group Premium           Previously known as
              Fund, Inc                      VIP Freedom Growth
               Delaware VIP GP Small         Stock Portfolio
               Cap Value                     (Service Class 2))
               Delaware VIP GP Trend       VIP High Income
            Dreyfus Socially               (Service Class 2)
              Responsible Growth           VIP Index 500
              Fund, Inc                    (Service Class 2)
               Dreyfus Socially            VIP MidCap (Service
               Responsible Growth          Class 2)
               Fund                        VIP Money Market
            Dreyfus Stock Index Fund       (Service Class 2)
               Dreyfus Stock Index      Franklin Templeton
               Fund                       Variable Insurance
            Dreyfus Variable              Products Trust
            Investment Fund                Franklin Flex Cap
               VIF Capital                 Growth Securities
               Appreciation                Franklin Growth and
               VIF Growth & Income*        Income Securities
               VIF Money Market            Franklin High Income
            DWS Variable Investment        Sec 2
            Series I                       Franklin Income
               DWS VIP Bond A              Securities
               DWS VIP Capital             Franklin Large Cap
               Growth A                    Growth Securities
               DWS VIP Global              Franklin Small Cap
               Opportunities*              Value Securities
               DWS VIP Growth and          Franklin Small
               Income A                    Mid-Cap Growth
               DWS VIP International       Securities*
               DWS VIP Money Market        Franklin U.S.
                 A (Merged into            Government
                 Money Market A II         Mutual Discovery
                 on November 3, 2006)      Mutual Shares
            DWS Variable Investment        Securities
            Series II                      Templeton Asset
               DWS VIP Balanced A*         Strategy
               DWS VIP Money Market        Templeton Developing
               A II                        Markets Securities
               DWS VIP Small Cap           Templeton Foreign
               Growth A                    Securities
            Fidelity Variable           Goldman Sachs Variable
              Insurance Products Fund   Insurance Trust
               VIP Contrafund              VIT Growth and Income
               VIP Equity-Income           VIT Mid Cap Value
               VIP Growth                  VIT Structured Small
               VIP Growth                  Cap Equity Fund
               Opportunities               VIT Structured U.S.
               VIP High Income             Equity Fund
               VIP Index 500            Lord Abbett Series Fund
               VIP Investment Grade        All Value
               Bond                        Bond-Debenture
               VIP Overseas                Growth and Income
            Fidelity Variable              Growth Opportunities
              Insurance Products           Mid-Cap Value
              Fund (Service Class 2)    MFS Variable Insurance
               VIP Contrafund           Trust
               (Service Class 2)           MFS Emerging Growth *
               VIP Freedom 2010            MFS High Income
                 Portfolio (Service        MFS Investors Trust
                 Class 2) (Started
                 on May 1, 2006)

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

1. Organization (continued)


            MFS Variable Insurance       Oppenheimer Variable
              Trust (continued)            Account
               MFS New Discovery           Funds (Service Class
               MFS Research Bond           ("SC"))
            Morgan Stanley Variable         Oppenheimer Balanced
            Investment Series               (SC)
               Aggressive Equity            Oppenheimer Capital
               Dividend Growth              Appreciation (SC)
               Equity                       Oppenheimer Core Bond
               European Growth              (SC)
               Global Advantage             Oppenheimer Global
               Global Dividend Growth       Securities (SC)
               High Yield                   Oppenheimer High
               Income Builder               Income (SC)
               Information (Closed          Oppenheimer Main
               on June 23, 2006)            Street (SC)
               Limited Duration             Oppenheimer Main
               Money Market                   Street Small Cap
               Quality Income Plus            Growth (SC)
               S&P 500 Index                Oppenheimer MidCap
               Strategist                   Fund (SC)
               Utilities                    Oppenheimer Strategic
            Morgan Stanley Variable         Bond (SC)
              Investment                 PIMCO Variable Insurance
              Series (Class Y Shares)    Trust
               Aggressive Equity            PIMCO VIT Commodity
               (Class Y Shares)             Real Return Strategy
               Dividend Growth              PIMCO VIT Emerging
               (Class Y Shares)               Markets Bond (Admin
               Equity (Class Y                Shares)
               Shares)                      PIMCO VIT Real Return
               European Growth                (Advisor Shares)
               (Class Y Shares)             PIMCO VIT Total
               Global Advantage               Return (Advisor
               (Class Y Shares)               Shares)
               Global Dividend           Putnam Variable Trust
               Growth (Class Y              VT American
               Shares)                      Government Income
               High Yield (Class Y          VT Capital
               Shares)                      Appreciation
               Income Builder (Class        VT Capital
               Y Shares)                    Opportunities
               Information (Class Y         VT Discovery Growth
                 Shares) (Closed            VT Diversified Income
                 on June 23, 2006)          VT Equity Income
               Limited Duration             VT The George Putnam
               (Class Y Shares)             Fund of Boston
               Money Market (Class Y        VT Global Asset
               Shares)                      Allocation
               Quality Income Plus          VT Global Equity
               (Class Y Shares)             VT Growth and Income
               S&P 500 Index (Class         VT Growth
               Y Shares)                    Opportunities
               Strategist (Class Y          VT Health Sciences
               Shares)                      VT High Yield
               Utilities (Class Y           VT Income
               Shares)                      VT International
            Oppenheimer Variable            Equity
            Account Funds                   VT International
               Oppenheimer Capital          Growth and Income
               Appreciation                 VT International New
               Oppenheimer Core Bond        Opportunities
               Oppenheimer Global           VT Investors
               Securities                   VT Mid Cap Value
               Oppenheimer High             VT Money Market
               Income                       VT New Opportunities
               Oppenheimer Main             VT New Value
               Street                       VT OTC & Emerging
               Oppenheimer Main             Growth
               Street Small Cap             VT Research
               Growth                       VT Small Cap Value
               Oppenheimer MidCap           VT Utilities Growth
               Fund                         and Income
               Oppenheimer Strategic
               Bond

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

1. Organization (continued)

            Putnam Variable Trust       The Universal
            (continued)                   Institutional Funds,
               VT Vista                   Inc. (Class II)
               VT Voyager                 (continued)
            The Universal                  Van Kampen UIF U.S.
            Institutional Funds, Inc.        Mid Cap
               Van Kampen UIF                Value (Class II)
               Emerging Markets            Van Kampen UIF U.S.
               Equity                        Real Estate (Class
               Van Kampen UIF Equity         II)
               Growth                   Van Kampen Life
               Van Kampen UIF           Investment Trust
               International Magnum        LIT Comstock
               Van Kampen UIF Mid          LIT Government
               Cap Growth                  LIT Money Market
               Van Kampen UIF U.S.         LIT Strat Growth
               Mid Cap Value            Van Kampen Life
               Van Kampen UIF U.S.      Investment Trust (Class
               Real Estate              II)
            The Universal                  LIT Aggressive Growth
              Institutional Funds,         (Class II)
              Inc. (Class II)              LIT Comstock (Class
               Van Kampen UIF              II)
                 Emerging Markets          LIT Growth and Income
                 Debt (Class II)           (Class II)
               Van Kampen UIF              LIT Money Market
                 Emerging Markets          (Class II)
                 Equity (Class II)         LIT Strat Growth II
               Van Kampen UIF Equity    Wells Fargo Variable
                 and Income (Class      Trust
                 II)                       Wells Fargo Advantage
               Van Kampen UIF Equity         Asset Allocation
                 Growth (Class II)         Wells Fargo Advantage
               Van Kampen UIF Global         Equity Income
                 Franchise (Class II)      Wells Fargo Advantage
               Van Kampen UIF Int'l          Large Company Core
                 Growth Equity
                 (Class II)
               Van Kampen UIF Mid
                 Cap Growth (Class
                 II)
               Van Kampen UIF Small
                 Company
                 Growth (Class II)
--------
* Fund was available, but no net assets as of December 31, 2007.

   The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholders to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------


2. Summary of Significant Accounting Policies

   Investments--Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and current market prices of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   Contracts in payout (annuitization) period--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is
   3.72 %, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate New York and may result in additional amounts being transferred into the variable annuity account by Allstate New York to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate New York but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate New York. A payable is established for amounts payable to Allstate New York from the sub-accounts but not yet paid.

   Dividends--Dividends declared by the Funds are recognized on the ex-dividend date.

   Net Realized Gains and Losses--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

   Federal Income Taxes--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2007 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase or decrease within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

   Pending accounting standard--In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), which redefines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. Additional disclosures and modifications to current fair value disclosures will be required upon adoption of SFAS No. 157. SFAS No. 157 is effective for fiscal years

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

   beginning after November 15, 2007. In November 2007, the FASB decided to allow deferral of the effective date of SFAS No. 157 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Account has no nonfinancial assets or nonfinancial liabilities. The adoption of SFAS No. 157 is not expected to have a material effect on the Account's financial statements; however, SFAS No. 157 requires additional disclosures.

3. Expenses

   Withdrawal charge--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. Except for the Scudder Horizon Advantage which does not have a withdrawal charge, the withdrawal charge varies by contract and ranges from 1%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The amounts are included in payments on terminations but are remitted to Allstate New York.

   Mortality and Expense Risk Charge--Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a range from 0.40% to 2.10% per annum of daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

   Administrative Expense Charge--Allstate New York deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   Contract Maintenance Charge--Allstate New York deducts an annual maintenance charge at a rate up to $35 on each Contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------


4. Purchases of Investments

   The cost of purchases of investments for the year ended December 31, 2007 were as follows:

                                                                        Purchases
                                                                        ----------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
   AIM V. I. Basic Balanced............................................ $  497,472
   AIM V. I. Basic Value...............................................    448,311
   AIM V. I. Capital Appreciation......................................    144,897
   AIM V. I. Capital Development.......................................    199,582
   AIM V. I. Core Equity...............................................    422,713
   AIM V. I. Diversified Income........................................    266,590
   AIM V. I. Government Securities.....................................  3,087,643
   AIM V. I. High Yield................................................    209,288
   AIM V. I. International Growth......................................    933,493
   AIM V. I. Large Cap Growth..........................................    183,419
   AIM V. I. Mid Cap Core Equity.......................................    130,535
   AIM V. I. Money Market..............................................  1,906,059
   AIM V. I. Technology................................................     14,943
   AIM V. I. Utilities.................................................    230,501

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
   AIM V. I. Basic Balanced II.........................................     11,053
   AIM V. I. Basic Value II............................................     98,745
   AIM V. I. Capital Appreciation II...................................     21,181
   AIM V. I. Capital Development II....................................     19,855
   AIM V. I. Core Equity II............................................     11,439
   AIM V. I. Diversified Income II.....................................      5,602
   AIM V. I. Government Securities II..................................      4,976
   AIM V. I. High Yield II.............................................      1,013
   AIM V. I. International Growth II...................................     72,681
   AIM V. I. Large Cap Growth II.......................................         10
   AIM V. I. Mid Cap Core Equity II....................................     28,171
   AIM V. I. Money Market II...........................................      7,796
   AIM V. I. Technology II.............................................          0
   AIM V. I. Utilities II..............................................     44,349

Investments in the AllianceBernstein Variable Product
  Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth (a)....................................     68,994
   AllianceBernstein VPS Growth & Income (b)...........................    497,799
   AllianceBernstein VPS International Value (c).......................    251,114
   AllianceBernstein VPS Large Cap Growth (d)..........................     10,925

--------
(a)Previously known as AllianceBernstein Growth
(b)Previously known as AllianceBernstein Growth & Income
(c)Previously known as AllianceBernstein International Value
(d)Previously known as AllianceBernstein Large Cap Growth

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

4. Purchases of Investments (continued)


                                                                                             Purchases
                                                                                             ----------
Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts (continued):
   AllianceBernstein VPS Small/Mid Cap Value (e)............................................ $  248,646
   AllianceBernstein VPS Utility Income (f).................................................     44,960
   AllianceBernstein VPS Value (g)..........................................................     31,140

Investments in the Delaware Group Premium Fund, Inc Sub-Accounts:
   Delaware VIP GP Small Cap Value..........................................................    393,493
   Delaware VIP GP Trend....................................................................      8,812

Investments in the Dreyfus Socially Responsible Growth Fund, Inc Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund.................................................      2,688

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund.................................................................    809,477

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Capital Appreciation.................................................................     21,217
   VIF Money Market.........................................................................    541,343

Investments in the DWS Variable Series I Sub-Accounts:
   DWS VIP Bond A...........................................................................      2,174
   DWS VIP Capital Growth A.................................................................         21
   DWS VIP Growth and Income A..............................................................        125
   DWS VIP International....................................................................        136

Investments in the DWS Variable Series II Sub-Accounts:
   DWS VIP Money Market A II................................................................      3,183
   DWS VIP Small Cap Growth A...............................................................          0

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund...........................................................................  1,966,529
   VIP Equity-Income........................................................................    676,533
   VIP Growth...............................................................................    305,823
   VIP Growth Opportunities.................................................................      1,389
   VIP High Income..........................................................................    235,560
   VIP Index 500............................................................................    182,002
   VIP Investment Grade Bond................................................................    397,738
   VIP Overseas.............................................................................    873,013

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Contrafund (Service Class 2).........................................................  2,479,854
   VIP Freedom 2010 Portfolio (Service Class 2).............................................    167,550
   VIP Freedom 2020 Portfolio (Service Class 2).............................................    121,702

--------
(e)Previously known as AllianceBernstein Small/Mid Cap Value
(f)Previously known as AllianceBernstein Utility Income
(g)Previously known as AllianceBernstein Value

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

4. Purchases of Investments (continued)

                                                                                            Purchases
                                                                                            ----------

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts
  (continued):
   VIP Freedom 2030 Portfolio (Service Class 2)............................................ $   76,455
   VIP Freedom Income Portfolio (Service Class 2)..........................................    140,604
   VIP Growth & Income (Service Class 2)...................................................     46,544
   VIP Growth Stock Portfolio (Service Class 2) (h)........................................      9,153
   VIP High Income (Service Class 2).......................................................     57,719
   VIP Index 500 (Service Class 2).........................................................    502,606
   VIP MidCap (Service Class 2)............................................................    721,949
   VIP Money Market (Service Class 2)......................................................     85,400

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities.....................................................      6,563
   Franklin Growth and Income Securities...................................................  2,553,785
   Franklin High Income Sec 2..............................................................     59,561
   Franklin Income Securities..............................................................  7,012,325
   Franklin Large Cap Growth Securities....................................................  3,537,061
   Franklin Small Cap Value Securities.....................................................  2,056,970
   Franklin U.S. Government................................................................  2,125,130
   Mutual Discovery........................................................................  1,289,791
   Mutual Shares Securities................................................................  4,917,707
   Templeton Asset Strategy................................................................    508,384
   Templeton Developing Markets Securities.................................................  1,702,932
   Templeton Foreign Securities............................................................  5,791,396

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Growth and Income...................................................................    131,774
   VIT Mid Cap Value.......................................................................     72,791
   VIT Structured Small Cap Equity Fund....................................................    136,385
   VIT Structured U.S. Equity Fund.........................................................     35,921

Investments in the Lord Abbett Series Fund Sub-Accounts:
   All Value...............................................................................    519,081
   Bond-Debenture..........................................................................  1,442,572
   Growth and Income.......................................................................    973,132
   Growth Opportunities....................................................................  1,181,392
   Mid-Cap Value...........................................................................  1,684,936

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS High Income.........................................................................    185,195
   MFS Investors Trust.....................................................................     20,999
   MFS New Discovery.......................................................................     64,769
   MFS Research Bond.......................................................................    138,643

--------
(h)Previously known as VIP Freedom Growth Stock Portfolio (Service Class 2)

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

4. Purchases of Investments (continued)

                                                                                            Purchases
                                                                                            ----------

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity....................................................................... $   25,725
   Dividend Growth.........................................................................    751,552
   Equity..................................................................................    311,919
   European Growth.........................................................................    232,605
   Global Advantage........................................................................     21,821
   Global Dividend Growth..................................................................  1,356,020
   High Yield..............................................................................     71,543
   Income Builder..........................................................................    191,146
   Limited Duration........................................................................    330,635
   Money Market............................................................................  4,007,474
   Quality Income Plus.....................................................................    868,585
   S&P 500 Index...........................................................................    240,798
   Strategist..............................................................................  2,135,528
   Utilities...............................................................................  1,407,205

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares)......................................................     18,639
   Dividend Growth (Class Y Shares)........................................................     64,186
   Equity (Class Y Shares).................................................................      5,062
   European Growth (Class Y Shares)........................................................     60,089
   Global Advantage (Class Y Shares).......................................................      1,467
   Global Dividend Growth (Class Y Shares).................................................    338,621
   High Yield (Class Y Shares).............................................................    150,293
   Income Builder (Class Y Shares).........................................................    253,706
   Limited Duration (Class Y Shares).......................................................    421,035
   Money Market (Class Y Shares)...........................................................  2,979,343
   Quality Income Plus (Class Y Shares)....................................................    571,470
   S&P 500 Index (Class Y Shares)..........................................................    197,286
   Strategist (Class Y Shares).............................................................    512,920
   Utilities (Class Y Shares)..............................................................    162,805

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Capital Appreciation........................................................     51,384
   Oppenheimer Core Bond...................................................................    302,565
   Oppenheimer Global Securities...........................................................    261,435
   Oppenheimer High Income.................................................................     99,534
   Oppenheimer Main Street.................................................................     78,962
   Oppenheimer Main Street Small Cap Growth................................................    263,345
   Oppenheimer MidCap Fund.................................................................     49,184
   Oppenheimer Strategic Bond..............................................................    243,785

Investments in the Oppenheimer Variable Account Funds (Service Class ("SC")) Sub-Accounts:
   Oppenheimer Balanced (SC)...............................................................  1,189,000
   Oppenheimer Capital Appreciation (SC)...................................................    771,560

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

4. Purchases of Investments (continued)


                                                                                          Purchases
                                                                                          ----------

Investments in the Oppenheimer Variable Account Funds (Service Class ("SC")) Sub-Accounts
  (continued):
   Oppenheimer Core Bond (SC)............................................................ $4,609,822
   Oppenheimer Global Securities (SC)....................................................    553,083
   Oppenheimer High Income (SC)..........................................................  2,092,037
   Oppenheimer Main Street (SC)..........................................................  2,434,815
   Oppenheimer Main Street Small Cap Growth (SC).........................................  1,297,177
   Oppenheimer MidCap Fund (SC)..........................................................    214,823
   Oppenheimer Strategic Bond (SC).......................................................  2,870,922

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   PIMCO VIT Commodity Real Return Strategy..............................................     30,236
   PIMCO VIT Emerging Markets Bond (Admin Shares)........................................     28,248
   PIMCO VIT Real Return (Advisor Shares)................................................    110,722
   PIMCO VIT Total Return (Advisor Shares)...............................................    154,605

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income.........................................................    497,235
   VT Capital Appreciation...............................................................    238,283
   VT Capital Opportunities..............................................................    371,551
   VT Discovery Growth...................................................................    155,206
   VT Diversified Income.................................................................  1,198,198
   VT Equity Income......................................................................    894,895
   VT The George Putnam Fund of Boston...................................................  2,804,051
   VT Global Asset Allocation............................................................  1,238,375
   VT Global Equity......................................................................    546,414
   VT Growth and Income..................................................................  8,088,309
   VT Growth Opportunities...............................................................     99,923
   VT Health Sciences....................................................................    118,187
   VT High Yield.........................................................................  1,774,783
   VT Income.............................................................................  4,246,843
   VT International Equity...............................................................  5,972,064
   VT International Growth and Income....................................................  1,340,361
   VT International New Opportunities....................................................    840,259
   VT Investors..........................................................................    782,062
   VT Mid Cap Value......................................................................    333,759
   VT Money Market.......................................................................  8,977,939
   VT New Opportunities..................................................................     97,839
   VT New Value..........................................................................  3,921,733
   VT OTC & Emerging Growth..............................................................    168,589
   VT Research...........................................................................    191,334
   VT Small Cap Value....................................................................  1,578,301
   VT Utilities Growth and Income........................................................    419,693
   VT Vista..............................................................................     50,237
   VT Voyager............................................................................    256,396

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

4. Purchases of Investments (continued)

                                                                                     Purchases
                                                                                    ------------

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Emerging Markets Equity.......................................... $    344,808
   Van Kampen UIF Equity Growth....................................................      171,268
   Van Kampen UIF International Magnum.............................................      260,215
   Van Kampen UIF Mid Cap Growth...................................................      112,209
   Van Kampen UIF U.S. Mid Cap Value...............................................    1,176,707
   Van Kampen UIF U.S. Real Estate.................................................      355,191

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II).................................      982,324
   Van Kampen UIF Emerging Markets Equity (Class II)...............................      331,085
   Van Kampen UIF Equity and Income (Class II).....................................    1,671,311
   Van Kampen UIF Equity Growth (Class II).........................................       70,787
   Van Kampen UIF Global Franchise (Class II)......................................    2,731,501
   Van Kampen UIF Int'l Growth Equity (Class II)...................................       39,528
   Van Kampen UIF Mid Cap Growth (Class II)........................................    1,737,247
   Van Kampen UIF Small Company Growth (Class II)..................................      312,578
   Van Kampen UIF U.S. Mid Cap Value (Class II)....................................    2,186,200
   Van Kampen UIF U.S. Real Estate (Class II)......................................    2,977,191

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
   LIT Comstock....................................................................      571,710
   LIT Government..................................................................       46,452
   LIT Money Market................................................................    1,561,025
   LIT Strat Growth................................................................       31,703

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Aggressive Growth (Class II)................................................      221,832
   LIT Comstock (Class II).........................................................    2,026,613
   LIT Growth and Income (Class II)................................................    1,717,974
   LIT Money Market (Class II).....................................................    2,488,060
   LIT Strat Growth II.............................................................       72,585

Investments in the Wells Fargo Variable Trust Sub-Accounts:
   Wells Fargo Advantage Asset Allocation..........................................       41,287
   Wells Fargo Advantage Equity Income.............................................       34,207
   Wells Fargo Advantage Large Company Core........................................       73,333
                                                                                    ------------
                                                                                     166,082,354
                                                                                    ============

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights

   Allstate New York offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate New York and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

   Items in the following table are notated as follows:

    * Investment Income Ratio--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** Expense Ratio--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administration charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***Total Return--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)


                                          At December 31,               For the year ended December 31,
                                   ------------------------------   ---------------------------------------
                                           Accumulation      Net    Investment Expense Ratio** Total Return***
                                   Units    Unit Value      Assets    Income     Lowest to        Lowest to
                                   (000s) Lowest to Highest (000s)    Ratio*      Highest          Highest
                                   ------ ---------------   ------- ---------- ------------    --------------
Investments in the
  AIM Variable Insurance Funds
  Sub-Accounts:
   AIM V. I. Aggressive Growth
   2006 (i).......................    --  $  N/A -   $  N/A $    --    0.00%   0.00% -   0.00%   N/A% -     N/A%
   2005...........................   391    8.92 -    11.22   3,577    0.00    1.10  -   1.70   3.97  -    4.59
   2004...........................   422    8.53 -    10.79   3,688    0.00    1.10  -   1.70   9.90  -   10.58
   2003...........................   443    7.71 -     9.82   3,492    0.00    1.10  -   1.70  24.52  -   25.29

   AIM V. I. Basic Balanced
   2007...........................   671    9.87 -    11.24   6,760    2.90    1.10  -   1.70   0.47  -    1.08
   2006...........................   797    9.76 -    11.19   7,924    1.86    1.10  -   1.70   8.69  -    9.35
   2005...........................   912    8.93 -    10.29   8,324    1.43    1.10  -   1.70   3.51  -    4.14
   2004...........................   965    8.57 -     9.94   8,454    1.40    1.10  -   1.70   5.69  -    6.34
   2003........................... 1,008    8.06 -     9.41   8,305    2.00    1.10  -   1.70  14.39  -   15.09

   AIM V. I. Basic Value
   2007...........................   282   13.14 -    14.74   4,024    0.56    1.10  -   1.70  -0.18  -    0.43
   2006...........................   344   13.16 -    14.68   4,907    0.39    1.10  -   1.70  11.30  -   11.97
   2005...........................   360   11.82 -    13.11   4,584    0.09    1.10  -   1.70   3.96  -    4.58
   2004...........................   353   11.37 -    12.53   4,295    0.00    1.10  -   1.70   9.18  -    9.85
   2003...........................   276   10.42 -    11.41   3,098    0.04    1.10  -   1.70  31.36  -   32.17

   AIM V. I. Blue Chip
   2006 (j).......................    --     N/A -      N/A      --    0.25    0.00  -   0.00    N/A  -     N/A
   2005...........................   985    6.50 -     9.47   6,534    0.57    1.10  -   1.70   1.75  -    2.37
   2004........................... 1,062    6.35 -     9.31   6,881    0.10    1.10  -   1.70   2.89  -    3.53
   2003........................... 1,088    6.13 -     9.05   6,731    0.00    1.10  -   1.70  23.02  -   23.78

   AIM V. I. Capital Appreciation
   2007........................... 1,433    9.17 -    12.55  14,355    0.00    1.10  -   1.70  10.12  -   10.78
   2006 (i)(k)(l)................. 1,858    8.27 -    11.40  16,962    0.08    1.10  -   1.70   4.51  -    5.14
   2005........................... 1,032    7.87 -    10.90   9,308    0.06    1.10  -   1.70   7.00  -    7.65
   2004........................... 1,142    7.31 -    10.19  10,014    0.00    1.10  -   1.70   4.81  -    5.46
   2003........................... 1,133    6.93 -     9.72   9,672    0.00    1.10  -   1.70  27.32  -   28.10

--------
(i)On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(j)On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(k)On May 1, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(l)On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                         At December 31,               For the year ended December 31,
                                  ------------------------------   ---------------------------------------
                                          Accumulation      Net    Investment Expense Ratio** Total Return***
                                  Units    Unit Value      Assets    Income     Lowest to        Lowest to
                                  (000s) Lowest to Highest (000s)    Ratio*      Highest          Highest
                                  ------ ---------------   ------- ---------- ------------    --------------
Investments in the AIM Variable
  Insurance Funds Sub-Accounts
  (continued):
   AIM V. I. Capital Development
   2007..........................    61  $16.56 -   $17.17 $ 1,047    0.00%   1.10% -   1.70%  8.97% -    9.63%
   2006..........................    86   15.20 -    15.66   1,347    0.00    1.10  -   1.70  14.56  -   15.25
   2005..........................    76   13.27 -    13.59   1,045    0.00    1.10  -   1.70   7.76  -    8.41
   2004..........................    76   12.31 -    12.53     967    0.00    1.10  -   1.70  13.54  -   14.24
   2003..........................    93   10.84 -    10.97   1,035    0.00    1.10  -   1.70  33.06  -   33.88

   AIM V. I. Core Equity
   2007.......................... 1,521    9.89 -    13.95  18,400    1.01    1.10  -   1.70   6.28  -    6.93
   2006 (m)...................... 1,987    9.25 -    13.13  23,069    0.75    1.10  -   1.70  14.74  -   15.43
   2005.......................... 1,036    8.01 -    11.44  11,024    1.39    1.10  -   1.70   3.54  -    4.16
   2004.......................... 1,182    7.69 -    11.05  12,643    0.95    1.10  -   1.70   7.12  -    7.78
   2003.......................... 1,258    7.13 -    10.31  12,745    0.97    1.10  -   1.70  22.31  -   23.06

   AIM V. I. Demographic Trends
   2006 (k)......................    --     N/A -      N/A      --    0.00    0.00  -   0.00    N/A  -     N/A
   2005..........................   248    5.47 -    10.16   1,356    0.00    1.10  -   1.70   4.41  -    5.05
   2004..........................   289    5.21 -     9.73   1,512    0.00    1.10  -   1.70   6.41  -    7.07
   2003..........................   326    4.86 -     9.14   1,599    0.00    1.10  -   1.70  -8.59  -   35.97

   AIM V. I. Diversified Income
   2007..........................   217   11.46 -    12.13   2,689    6.57    1.10  -   1.70   0.00  -    0.61
   2006..........................   274   11.46 -    12.06   3,388    6.15    1.10  -   1.70   2.72  -    3.34
   2005..........................   285   11.15 -    11.67   3,472    5.83    1.10  -   1.70   1.17  -    1.78
   2004..........................   323   11.02 -    11.46   3,899    5.49    1.10  -   1.70   3.25  -    3.89
   2003..........................   352   10.68 -    11.04   4,154    6.53    1.10  -   1.70   7.38  -    8.05

   AIM V. I. Government
     Securities
   2007..........................   563   11.34 -    13.52   7,525    4.67    1.10  -   1.70   4.54  -    5.17
   2006..........................   412   10.84 -    12.86   5,269    3.81    1.10  -   1.70   1.81  -    2.42
   2005..........................   514   10.65 -    12.55   6,449    3.10    1.10  -   1.70  -0.05  -    0.55
   2004..........................   566   10.66 -    12.48   7,098    3.49    1.10  -   1.70   0.82  -    1.44
   2003..........................   674   10.57 -    12.31   8,354    2.25    1.10  -   1.70  -0.65  -   -0.04

--------
(k)On May 1, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(m)On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                          At December 31,              For the year ended December 31,
                                   -----------------------------   ---------------------------------------
                                           Accumulation      Net   Investment Expense Ratio** Total Return***
                                   Units    Unit Value      Assets   Income     Lowest to        Lowest to
                                   (000s) Lowest to Highest (000s)   Ratio*      Highest          Highest
                                   ------ ---------------   ------ ---------- ------------    --------------
Investments in the AIM Variable
  Insurance Funds Sub-Accounts
  (continued):
   AIM V. I. Growth
   2006 (l).......................   --   $  N/A -   $  N/A $   --    0.00%   0.00% -   0.00%   N/A% -     N/A%
   2005...........................  770     5.49 -    10.00  5,475    0.00    1.10  -   1.70   5.67  -    6.30
   2004...........................  905     5.17 -     9.46  6,361    0.00    1.10  -   1.70   6.39  -    7.04
   2003...........................  953     4.83 -     8.89  6,366    0.00    1.10  -   1.70  29.01  -   29.81

   AIM V. I. High Yield
   2007...........................  197    10.91 -    13.81  2,212    7.15    1.10  -   1.70  -0.47  -    0.13
   2006...........................  210    10.90 -    13.88  2,361    8.66    1.10  -   1.70   8.88  -    9.53
   2005...........................  213     9.95 -    12.75  2,181    9.13    1.10  -   1.70   0.99  -    1.60
   2004...........................  206     9.79 -    12.62  2,076    2.90    1.10  -   1.70   9.36  -   10.03
   2003...........................  225     8.90 -    11.54  2,038    9.02    1.10  -   1.70  25.86  -   26.64

   AIM V. I. International Growth
   2007...........................  434    13.45 -    21.59  6,833    0.39    1.10  -   1.70  12.78  -   13.46
   2006...........................  523    11.85 -    19.14  7,284    0.99    1.10  -   1.70  26.08  -   26.83
   2005...........................  562     9.34 -    15.18  6,393    0.65    1.10  -   1.70  15.94  -   16.64
   2004...........................  566     8.01 -    13.10  5,726    0.65    1.10  -   1.70  21.90  -   22.65
   2003...........................  533     6.53 -    10.74  4,572    0.52    1.10  -   1.70  26.87  -   27.65

   AIM V. I. Large Cap Growth
   2007...........................  467    12.58 -    12.70  5,926    0.03    1.10  -   1.70  13.68  -   14.37
   2006 (j)(n)....................  543    11.07 -    11.11  6,029    0.34    1.10  -   1.70  10.69  -   11.06

   AIM V. I. Mid Cap Core Equity
   2007...........................  107    15.83 -    17.98  1,794    0.21    1.10  -   1.70   7.69  -    8.34
   2006...........................  123    14.70 -    16.59  1,925    0.94    1.10  -   1.70   9.37  -   10.03
   2005...........................  124    13.44 -    15.08  1,760    0.53    1.10  -   1.70   5.80  -    6.44
   2004...........................  114    12.70 -    14.17  1,557    0.17    1.10  -   1.70  11.88  -   12.57
   2003...........................   90    11.35 -    12.58  1,106    0.00    1.10  -   1.70  25.15  -   25.92

   AIM V. I. Money Market
   2007...........................  210    10.34 -    11.53  2,489    4.46    1.10  -   1.70   2.77  -    3.39
   2006...........................  217    10.06 -    11.15  2,507    4.09    1.10  -   1.70   2.52  -    3.14
   2005...........................  196     9.81 -    10.81  2,175    2.41    1.10  -   1.70   0.78  -    1.40
   2004...........................  233     9.73 -    10.66  2,517    0.62    1.10  -   1.70  -1.02  -   -0.41
   2003...........................  288     9.83 -    10.70  3,176    0.57    1.10  -   1.70  -1.66  -   -0.52

--------
(j)On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(l)On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation
(n)For the period beginning June 12, 2006, and ended December 31, 2006

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                       At December 31,               For the year ended December 31,
                                ------------------------------   ---------------------------------------
                                        Accumulation      Net    Investment Expense Ratio** Total Return***
                                Units    Unit Value      Assets    Income     Lowest to        Lowest to
                                (000s) Lowest to Highest (000s)    Ratio*      Highest          Highest
                                ------ ---------------   ------- ---------- ------------    --------------
Investments in the AIM Variable
  Insurance Funds Sub-Accounts
  (continued):
   AIM V. I. Premier Equity
   2006 (m)....................    --  $  N/A -   $  N/A $    --    1.03%   0.00% -   0.00%   N/A% -     N/A%
   2005........................ 1,748    7.09 -     9.27  15,768    0.79    1.10  -   1.70   3.87  -    4.50
   2004........................ 2,011    6.79 -     8.92  17,815    0.44    1.10  -   1.70   3.97  -    4.62
   2003........................ 2,177    6.49 -     8.58  18,663    0.30    1.10  -   1.70  22.96  -   23.71

   AIM V. I. Technology
   2007........................    41   12.79 -    13.08     533    0.00    1.10  -   1.70   5.88  -    6.52
   2006........................    56   12.08 -    12.28     680    0.00    1.10  -   1.70   8.62  -    9.28
   2005........................    78   11.12 -    11.23     872    0.00    1.10  -   1.70   0.46  -    1.06
   2004 (x)....................    86   11.07 -    11.12     950    0.00    1.10  -   1.70  10.71  -   11.17

   AIM V. I. Utilities
   2007........................    82   20.52 -    20.98   1,717    1.72    1.10  -   1.70  18.60  -   19.32
   2006........................   118   17.30 -    17.58   2,068    3.36    1.10  -   1.70  23.35  -   24.09
   2005........................   138   14.02 -    14.17   1,952    2.33    1.10  -   1.70  14.87  -   15.56
   2004 (x)....................   152   12.21 -    12.26   1,856    0.00    1.10  -   1.70  22.09  -   22.59

Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts:
   AIM V. I. Aggressive
     Growth II
   2006 (o)....................    --     N/A -      N/A      --    0.00    0.00  -   0.00    N/A  -     N/A
   2005........................     3   11.32 -    11.51      31    0.00    1.30  -   1.70   3.74  -    4.17
   2004........................     2   10.92 -    11.05      27    0.00    1.30  -   1.70   9.57  -   10.02
   2003........................     3    9.96 -    10.04      29    0.00    1.30  -   1.70  -0.38  -    0.39

   AIM V. I. Basic Balanced II
   2007........................    19   11.11 -    11.41     209    1.42    1.30  -   1.75   0.16  -    0.62
   2006........................    57   11.09 -    11.34     639    1.73    1.30  -   1.75   8.35  -    8.84
   2005........................    67   10.24 -    10.42     698    1.24    1.30  -   1.75   3.21  -    3.64
   2004........................    72    9.92 -    10.05     724    1.43    1.30  -   1.75   5.37  -    5.85
   2003........................    64    9.42 -     9.50     604    3.28    1.30  -   1.75  -5.85  -   14.64

--------
(m)On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity
(o)On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(x)For the period beginning April 30, 2004 and ended December 31, 2004

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                             At December 31,              For the year ended December 31,
                                      -----------------------------   ---------------------------------------
                                              Accumulation      Net   Investment Expense Ratio** Total Return***
                                      Units    Unit Value      Assets   Income     Lowest to        Lowest to
                                      (000s) Lowest to Highest (000s)   Ratio*      Highest          Highest
                                      ------ ---------------   ------ ---------- ------------    --------------
Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts (continued):
   AIM V. I. Basic Value II
   2007..............................   77   $15.95 -   $16.41 $1,195    0.30%   1.29% -   1.89% -0.56% -    0.05%
   2006..............................  106    16.04 -    16.40  1,618    0.11    1.29  -   1.89  10.81  -   11.49
   2005..............................  148    14.48 -    14.71  2,022    0.00    1.29  -   1.89   3.44  -    4.07
   2004..............................  145    13.99 -    14.14  1,896    0.00    1.29  -   1.89   8.74  -    9.41
   2003..............................   96    12.87 -    12.92  1,113    0.00    1.29  -   1.89  28.70  -   29.22

   AIM V. I. Blue Chip II
   2006 (p)..........................   --      N/A -      N/A     --    0.00    0.00  -   0.00    N/A  -     N/A
   2005..............................   34     9.80 -     9.98    332    0.34    1.30  -   1.75   1.51  -    1.94
   2004..............................   39     9.66 -     9.78    378    0.00    1.30  -   1.75   2.46  -    2.93
   2003..............................   37     9.42 -     9.51    350    0.00    1.30  -   1.75  -5.76  -   23.19

   AIM V. I. Capital Appreciation II
   2007..............................   45    15.49 -    15.93    645    0.00    1.29  -   1.89   9.61  -   10.28
   2006 (o)(q)(r)....................   59    14.13 -    14.45    759    0.00    1.29  -   1.89   4.06  -    4.69
   2005..............................   58    13.58 -    13.80    723    0.00    1.29  -   1.89   6.53  -    7.18
   2004..............................   58    12.75 -    12.88    698    0.00    1.29  -   1.89   4.32  -    4.96
   2003..............................   37    12.22 -    12.27    425    0.00    1.29  -   1.89  22.18  -   22.68

   AIM V. I. Capital Development II
   2007..............................    3    15.47 -    15.66     43    0.00    1.50  -   1.70   8.67  -    8.89
   2006..............................    2    14.23 -    14.38     24    0.00    1.50  -   1.70  14.30  -   14.53
   2005..............................    4    12.45 -    12.55     47    0.00    1.50  -   1.70   7.42  -    7.64
   2004..............................    4    11.59 -    11.68     42    0.00    1.45  -   1.70  13.31  -   13.60
   2003..............................   <1    10.23 -    10.28      5    0.00    1.45  -   1.70   2.29  -   33.09

   AIM V. I. Core Equity II
   2007..............................   25    11.39 -    13.86    317    0.81    1.30  -   1.89   5.83  -    6.48
   2006 (s)..........................   35    10.76 -    13.02    428    0.87    1.30  -   1.89   7.60  -   14.92
   2005..............................   10    11.15 -    11.33    111    1.31    1.30  -   1.70   3.30  -    3.72
   2004..............................   11    10.79 -    10.92    122    0.84    1.30  -   1.70   6.83  -    7.26
   2003..............................   10    10.10 -    10.18    105    1.32    1.30  -   1.70   1.02  -   22.54

--------
(o)On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(p)On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(q)On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(r)On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(s)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                           At December 31,               For the year ended December 31,
                                    -----------------------------   ----------------------------------------
                                            Accumulation      Net   Investment Expense Ratio** Total Return***
                                    Units    Unit Value      Assets   Income     Lowest to        Lowest to
                                    (000s) Lowest to Highest (000s)   Ratio*      Highest          Highest
                                    ------ ---------------   ------ ---------- ------------    ---------------
Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts (continued):
   AIM V. I. Demographic
     Trends II
   2006 (q)........................   --   $  N/A -   $  N/A $   --    0.00%   0.00% -   0.00%    N/A% -     N/A%
   2005............................   10     9.94 -    10.10    104    0.00    1.30  -   1.70    4.28  -    4.72
   2004............................    9     9.53 -     9.65     88    0.00    1.30  -   1.70    6.07  -    6.50
   2003............................    9     8.99 -     9.06     77    0.00    1.30  -   1.70  -10.13  -   -9.39

   AIM V. I. Diversified Income II
   2007............................    7    11.33 -    11.64     77    4.62    1.30  -   1.75   -0.26  -    0.20
   2006............................   14    11.36 -    11.61    161    5.60    1.30  -   1.75    2.83  -   13.57
   2005............................   15    11.12 -    11.29    170    6.10    1.30  -   1.70    0.93  -    1.34
   2004............................   20    11.01 -    11.14    222    6.07    1.30  -   1.70    3.33  -   10.13
   2003............................   18    10.69 -    10.78    193    9.75    1.30  -   1.75    6.90  -    7.60

   AIM V. I. Government
     Securities II
   2007............................   12    11.45 -    11.59    132    3.44    1.30  -   1.50    4.52  -    4.73
   2006............................   14    10.92 -    11.06    154    1.55    1.30  -   1.55    1.69  -    1.95
   2005............................   61    10.74 -    10.85    652    2.14    1.30  -   1.55   -0.16  -    0.10
   2004............................  118    10.71 -    10.84  1,274    1.63    1.30  -   1.70    0.53  -    0.94
   2003............................  392    10.64 -    10.74  4,198    3.24    1.30  -   1.75   -0.39  -    6.44

   AIM V. I. Growth II
   2006 (r)........................   --      N/A -      N/A     --    0.00    0.00  -   0.00     N/A  -     N/A
   2005............................    8     9.73 -     9.90     77    0.00    1.30  -   1.75    5.33  -    5.78
   2004............................    9     9.23 -     9.36     86    0.00    1.30  -   1.75    6.11  -    6.60
   2003............................   10     8.70 -     8.78     91    0.00    1.30  -   1.75  -12.97  -   29.18

   AIM V. I. High Yield II
   2007............................    1    13.95 -    14.03     14    1.01    1.45  -   1.55   -0.55  -   -0.45
   2006............................   13    14.02 -    14.20    187    3.30    1.30  -   1.55    8.72  -    8.99
   2005............................   56    12.90 -    13.03    725   13.55    1.30  -   1.55    0.85  -    1.11
   2004............................   18    12.79 -    12.88    236    1.49    1.30  -   1.55    9.41  -    9.69
   2003............................   54    11.64 -    11.74    636   13.10    1.30  -   1.75   16.43  -   17.45

--------
(q)On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(r)On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                         At December 31,               For the year ended December 31,
                                  -----------------------------   ----------------------------------------
                                          Accumulation      Net   Investment Expense Ratio** Total Return***
                                  Units    Unit Value      Assets   Income     Lowest to        Lowest to
                                  (000s) Lowest to Highest (000s)   Ratio*      Highest          Highest
                                  ------ ---------------   ------ ---------- ------------    ---------------
Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts (continued):
   AIM V. I. International
     Growth II
   2007..........................    9   $20.74 -   $21.31  $192     0.35%   1.30% -   1.75%  12.45% -   12.96%
   2006..........................   12    18.44 -    18.87   226     0.92    1.30  -   1.75   26.23  -   84.45
   2005..........................   14    14.71 -    14.95   206     0.58    1.30  -   1.70   15.71  -   16.18
   2004..........................   15    12.71 -    12.87   187     0.59    1.30  -   1.70   21.60  -   22.10
   2003..........................   10    10.45 -    10.54   103     0.58    1.30  -   1.70    4.52  -   26.93

   AIM V. I. Large Cap Growth II
   2007..........................   11    12.53 -    12.62   139     0.00    1.30  -   1.75   13.29  -   13.80
   2006 (n)(p)...................   19    11.06 -    11.09   215     0.00    1.30  -   1.75   10.61  -   10.89

   AIM V. I. Mid Cap Core
     Equity II
   2007..........................   41    13.25 -    13.55   582     0.04    1.29  -   1.89    7.21  -    7.87
   2006..........................   56    12.36 -    12.56   733     0.71    1.29  -   1.89    8.89  -    9.55
   2005..........................   63    11.35 -    11.46   758     0.33    1.29  -   1.89    5.25  -    5.89
   2004..........................   49    10.78 -    10.83   565     0.03    1.29  -   1.89    7.82  -    8.26
   2003..........................    9    10.90 -    10.99    99     0.00    1.30  -   1.70    9.02  -   25.41

   AIM V. I. Money Market II
   2007..........................   16    10.18 -    10.33   163     4.32    1.45  -   1.70    2.52  -    2.77
   2006..........................   20     9.93 -    10.13   198     3.23    1.30  -   1.70    2.27  -    2.67
   2005..........................   29     9.71 -     9.87   286     2.02    1.30  -   1.70   -2.90  -   -1.32
   2004..........................   46     9.70 -     9.73   445     0.43    1.45  -   1.55   -1.12  -   -1.02
   2003..........................   57     9.78 -     9.86   563     0.49    1.30  -   1.70   -1.38  -   -1.38

   AIM V. I. Premier Equity II
   2006 (s)......................   --      N/A -      N/A    --     0.73    1.30  -   1.75     N/A  -     N/A
   2005..........................   35    12.56 -    12.76   375     0.71    1.29  -   1.89    3.38  -    4.01
   2004..........................   29    12.15 -    12.27   279     0.37    1.29  -   1.89    3.50  -   22.72
   2003..........................   22     8.46 -    11.74   193     0.39    1.30  -   1.89  -15.42  -   17.37

   AIM V. I. Technology II
   2007..........................    1    12.66 -    12.66    11     0.00    1.70  -   1.70    5.65  -    5.65
   2006..........................    1    11.98 -    11.98    10     0.00    1.70  -   1.70    8.37  -    8.37
   2005..........................    1    11.06 -    11.14    10     0.00    1.30  -   1.70    0.21  -    0.64
   2004 (x)......................    1    11.04 -    11.07    10     0.00    1.30  -   1.70   10.36  -   10.66

--------
(n)For the period beginning June 12, 2006, and ended December 31, 2006
(p)On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(s)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II
(x)For the period beginning April 30, 2004 and ended December 31, 2004

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                            At December 31,              For the year ended December 31,
                                     -----------------------------   ---------------------------------------
                                             Accumulation      Net   Investment Expense Ratio** Total Return***
                                     Units    Unit Value      Assets   Income     Lowest to        Lowest to
                                     (000s) Lowest to Highest (000s)   Ratio*      Highest          Highest
                                     ------ ---------------   ------ ---------- ------------    --------------
Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts (continued):
   AIM V. I. Utilities II
   2007.............................    3   $20.34 -   $20.64 $   67    2.60%   1.30% -   1.70% 18.28% -   18.76%
   2006.............................    1    17.20 -    17.38     21    4.07    1.30  -   1.70  23.15  -   23.64
   2005.............................    2    13.96 -    14.06     29    1.74    1.30  -   1.70  14.58  -   15.05
   2004 (x).........................    5    12.19 -    12.22     55    0.00    1.30  -   1.70  21.87  -   22.20

Investments in the AllianceBernstein
  Variable Product Series Fund
  Sub-Accounts:
   AllianceBernstein VPS
     Growth (a)
   2007.............................  177    16.38 -    16.85  2,379    0.00    1.29  -   1.89  10.52  -   11.20
   2006.............................  225    14.82 -    15.16  2,685    0.00    1.29  -   1.89  -3.10  -   -2.51
   2005.............................  251    15.30 -    15.55  3,000    0.00    1.29  -   1.89   9.53  -   10.20
   2004.............................  203    13.97 -    14.11  1,876    0.00    1.29  -   1.89  12.37  -   13.05
   2003.............................  161    12.43 -    12.48  1,156    0.00    1.29  -   1.89  24.29  -   24.79

   AllianceBernstein VPS
     Growth & Income (b)
   2007.............................  376    16.21 -    16.68  5,432    1.22    1.29  -   1.89   2.87  -    3.50
   2006.............................  455    15.76 -    16.12  6,367    1.18    1.29  -   1.89  14.78  -   15.48
   2005.............................  543    13.73 -    13.96  6,594    1.25    1.29  -   1.89   2.62  -    3.25
   2004.............................  586    13.38 -    13.52  6,846    0.72    1.29  -   1.89   9.12  -    9.79
   2003.............................  569    12.26 -    12.31  5,976    0.00    1.29  -   1.89  22.63  -   23.13

   AllianceBernstein VPS
     International Value (c)
   2007.............................   58    16.28 -    16.54    945    1.07    1.29  -   1.89   3.58  -    4.21
   2006.............................   55    15.71 -    15.88    871    1.31    1.29  -   1.89  32.57  -   33.38
   2005 (y).........................   29    11.85 -    11.90    342    0.03    1.29  -   1.89  18.54  -   19.02

--------
(a)Previously known as AllianceBernstein Growth
(b)Previously known as AllianceBernstein Growth & Income
(c)Previously known as AllianceBernstein International Value
(x)For the period beginning April 30, 2004 and ended December 31, 2004
(y)For the period beginning April 29, 2005 and ended December 31, 2005

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)


                                            At December 31,              For the year ended December 31,
                                     -----------------------------   ---------------------------------------
                                             Accumulation      Net   Investment Expense Ratio** Total Return***
                                     Units    Unit Value      Assets   Income     Lowest to        Lowest to
                                     (000s) Lowest to Highest (000s)   Ratio*      Highest          Highest
                                     ------ ---------------   ------ ---------- ------------    --------------
Investments in the AllianceBernstein
  Variable Product Series Fund
  Sub-Accounts (continued):
   AllianceBernstein VPS Large
     Cap Growth (d)
   2007.............................   77   $14.92 -   $15.35 $  696    0.00%   1.29% -   1.89% 11.46% -   12.14%
   2006.............................   96    13.39 -    13.69    760    0.00    1.29  -   1.89  -2.51  -   -1.92
   2005.............................   89    13.73 -    13.96    736    0.00    1.29  -   1.89  12.68  -   13.37
   2004.............................   92    10.64 -    12.19    657    0.00    0.83  -   1.89   6.30  -    6.44
   2003.............................   97    11.46 -    11.51    619    0.00    1.29  -   1.89  14.64  -   15.11

   AllianceBernstein VPS
     Small/Mid Cap Value (e)
   2007.............................  129    18.53 -    19.07  2,422    0.77    1.29  -   1.89  -0.40  -    0.21
   2006.............................  161    18.61 -    19.03  3,015    0.25    1.29  -   1.89  12.05  -   12.73
   2005.............................  176    16.61 -    16.88  2,932    0.59    1.29  -   1.89   4.62  -    5.26
   2004.............................  136    15.87 -    16.03  2,169    0.07    1.29  -   1.89  16.82  -   17.54
   2003 (z).........................   82    13.59 -    13.64  1,116    0.00    1.29  -   1.89  35.86  -   36.42

   AllianceBernstein VPS Utility
     Income (f)
   2007.............................   11    15.86 -    16.12    180    1.96    1.29  -   1.89  19.72  -   20.46
   2006.............................    9    13.25 -    13.38    126    2.23    1.29  -   1.89  21.17  -   21.91
   2005 (y).........................    7    10.93 -    10.98     78    0.87    1.29  -   1.89   9.33  -    9.78

   AllianceBernstein VPS
     Value (g)
   2007.............................    2    11.96 -    12.09     30    1.77    1.49  -   1.89  -5.99  -   -5.60
   2006.............................    2    12.72 -    12.81     20    1.33    1.49  -   1.89  19.23  -   27.22
   2005 (y).........................    1    10.73 -    10.74      6    0.28    1.49  -   1.69   7.28  -    7.42

   Delaware VIP GP Small Cap
     Value
   2007.............................  162    22.95 -    22.95  3,712    0.53    1.25  -   1.25  -7.79  -   -7.79
   2006.............................  169    24.89 -    24.89  4,198    0.24    1.25  -   1.25  14.75  -   14.75
   2005.............................  165    21.69 -    21.69  3,569    0.35    1.25  -   1.25   8.06  -    8.06
   2004.............................  162    20.07 -    20.07  3,251    0.19    1.25  -   1.25  19.96  -   19.96
   2003.............................  158    16.73 -    16.73  2,636    0.36    1.25  -   1.25  40.21  -   40.21

--------
(d)Previously known as AllianceBernstein Large Cap Growth
(e)Previously known as AllianceBernstein Small/Mid Cap Value
(f)Previously known as AllianceBernstein Utility Income
(g)Previously known as AllianceBernstein Value
(y)For the period beginning April 29, 2005 and ended December 31, 2005
(z)For the period beginning July 1, 2003 and ended December 31, 2003

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)


                                           At December 31,              For the year ended December 31,
                                    -----------------------------   ---------------------------------------
                                            Accumulation      Net   Investment Expense Ratio** Total Return***
                                    Units    Unit Value      Assets   Income     Lowest to        Lowest to
                                    (000s) Lowest to Highest (000s)   Ratio*      Highest          Highest
                                    ------ ---------------   ------ ---------- ------------    --------------
Investments in the Delaware Group
  Premium Fund, Inc
  Sub-Accounts:

   Delaware VIP GP Trend
   2007............................  101   $11.04 -   $11.04 $1,112    0.00%   1.25% -   1.25%  9.37% -    9.37%
   2006............................  108    10.09 -    10.09  1,090    0.00    1.25  -   1.25   6.26  -    6.26
   2005............................  121     9.50 -     9.50  1,150    0.00    1.25  -   1.25   4.55  -    4.55
   2004............................  115     9.08 -     9.08  1,043    0.00    1.25  -   1.25  11.20  -   11.20
   2003............................  113     8.17 -     8.17    921    0.00    1.25  -   1.25  33.41  -   33.41

Investments in the Dreyfus Socially
  Responsible Growth Fund, Inc
  Sub-Account:
   Dreyfus Socially Responsible
     Growth Fund
   2007............................   31     7.61 -     7.61    236    0.52    1.25  -   1.25   6.44  -    6.44
   2006............................   37     7.15 -     7.15    266    0.11    1.25  -   1.25   7.85  -    7.85
   2005............................   37     6.63 -     6.63    244    0.00    1.25  -   1.25   2.34  -    2.34
   2004............................   40     6.48 -     6.48    256    0.39    1.25  -   1.25   4.88  -    4.88
   2003............................   42     6.17 -     6.17    258    0.12    1.25  -   1.25  24.43  -   24.43

Investments in the Dreyfus Stock
  Index Fund
  Sub-Account:
   Dreyfus Stock Index Fund
   2007............................  642    10.62 -    10.62  6,817    1.75    1.25  -   1.25   3.94  -    3.94
   2006............................  635    10.22 -    10.22  6,489    1.63    1.25  -   1.25  14.07  -   14.07
   2005............................  675     8.96 -     8.96  6,045    1.59    1.25  -   1.25   3.40  -    3.40
   2004............................  678     8.66 -     8.66  5,872    1.77    1.25  -   1.25   9.26  -    9.26
   2003............................  704     7.93 -     7.93  5,581    1.49    1.25  -   1.25  26.76  -   26.76

Investments in the Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Capital Appreciation
   2007............................   66    11.39 -    11.39    748    1.63    1.25  -   1.25   5.79  -    5.79
   2006............................   75    10.77 -    10.77    805    1.50    1.25  -   1.25  15.03  -   15.03
   2005............................   88     9.36 -     9.36    822    0.02    1.25  -   1.25   3.08  -    3.08
   2004............................   93     9.08 -     9.08    848    1.66    1.25  -   1.25   3.73  -    3.73
   2003............................   97     8.75 -     8.75    852    1.51    1.25  -   1.25  19.66  -   19.66

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                           At December 31,              For the year ended December 31,
                                    -----------------------------   ---------------------------------------
                                            Accumulation      Net   Investment Expense Ratio** Total Return***
                                    Units    Unit Value      Assets   Income     Lowest to        Lowest to
                                    (000s) Lowest to Highest (000s)   Ratio*      Highest          Highest
                                    ------ ---------------   ------ ---------- ------------    --------------
Investments in the Dreyfus Variable
  Investment Fund
  Sub-Accounts (continued):
   VIF Money Market
   2007............................  231   $10.75 -   $10.75 $2,487    4.58%   1.25% -   1.25%  3.56% -    3.56%
   2006............................  257    10.38 -    10.38  2,667    4.53    1.25  -   1.25   3.29  -    3.29
   2005............................  307    10.05 -    10.05  3,089    2.58    1.25  -   1.25   1.38  -    1.38
   2004............................  330     9.91 -     9.91  3,268    0.79    1.25  -   1.25  -0.46  -   -0.46
   2003............................  398     9.96 -     9.96  3,966    0.90    1.25  -   1.25  -0.43  -   -0.43

Investments in the DWS Variable
  Investment Series I
  Sub-Accounts:
   DWS VIP Bond A
   2007............................    3    14.36 -    14.49     47    4.69    0.70  -   0.80   3.34  -    3.44
   2006............................    3    13.90 -    14.01     46    3.73    0.70  -   0.80   3.88  -    3.98
   2005............................    3    13.38 -    13.47     44    3.54    0.70  -   0.80   1.78  -    1.89
   2004............................    3    13.14 -    13.22     43    3.81    0.70  -   0.80   4.54  -    4.64
   2003............................    3    12.57 -    12.64     41    7.40    0.70  -   0.80   4.22  -    4.33

   DWS VIP Capital Growth A
   2007............................   <1    12.76 -    12.76      4    0.61    0.70  -   0.70  11.80  -   11.80
   2006............................   <1    11.41 -    11.41      4    0.55    0.70  -   0.70   7.77  -    7.77
   2005............................   <1    10.59 -    10.59      3    0.00    0.70  -   0.70   5.92  -    5.92
   2004............................   --       -- -       --     --    0.00    0.00  -   0.00   0.00  -    0.00
   2003............................   --       -- -       --     --    2.84    0.00  -   0.00   0.00  -    0.00

   DWS VIP Growth and
     Income A
   2007............................   <1    11.39 -    11.39      5    1.23    0.70  -   0.70   0.64  -    0.64
   2006............................   <1    11.32 -    11.32      5    0.66    0.70  -   0.70  12.83  -   12.83
   2005............................    1     9.96 -    10.03      8    1.26    0.70  -   0.80   5.22  -    5.33
   2004............................    1     9.47 -     9.52      8    0.75    0.70  -   0.80   9.28  -    9.39
   2003............................    1     8.66 -     8.71      7    0.63    0.70  -   0.80  25.73  -   25.85

   DWS VIP International
   2007............................   <1    16.60 -    16.60      6    2.42    0.70  -   0.70  13.78  -   13.78
   2006............................   <1    14.59 -    14.59      5    1.82    0.70  -   0.70  25.03  -   25.03
   2005............................   <1    11.67 -    11.67      4    1.52    0.70  -   0.70  15.36  -   15.36
   2004............................   <1    10.12 -    10.12      4    1.23    0.70  -   0.70  15.72  -   15.72
   2003............................   <1     8.74 -     8.74      3    0.40    0.70  -   0.70  26.86  -   26.86

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)


                                            At December 31,              For the year ended December 31,
                                     -----------------------------   ---------------------------------------
                                             Accumulation      Net   Investment Expense Ratio** Total Return***
                                     Units    Unit Value      Assets   Income     Lowest to        Lowest to
                                     (000s) Lowest to Highest (000s)   Ratio*      Highest          Highest
                                     ------ ---------------   ------ ---------- ------------    --------------
Investments in the DWS Variable
  Investment Series I
  Sub-Accounts (continued):
   DWS VIP Money Market A
   2006 (t).........................   --   $  N/A -   $  N/A $   --    3.32%   0.00% -   0.00%   N/A% -     N/A%
   2005.............................    1    11.66 -    11.66     12    2.68    0.80  -   0.80   1.90  -    1.90
   2004.............................    1    11.44 -    11.44     12    0.90    0.80  -   0.80   0.09  -    0.09
   2003.............................    1    11.43 -    11.43     12    1.50    0.80  -   0.80  14.33  -   14.33

Investments in the DWS Variable
  Investment Series II
  Sub-Accounts:
   DWS VIP Balanced A
   2007.............................   --      N/A -      N/A     --    0.00    0.00  -   0.00    N/A  -     N/A
   2006.............................   --      N/A -      N/A     --    0.00    0.00  -   0.00    N/A  -     N/A
   2005 (y).........................   <1    10.63 -    10.63      3    0.00    0.80  -   0.80   6.33  -    6.33

   DWS VIP Money Market A II
   2007.............................    6    10.48 -    10.50     59    4.90    0.70  -   0.80   4.16  -    4.27
   2006 (t)(u)......................    7    10.06 -    10.07     71    1.14    0.70  -   0.80   0.64  -    0.66

   DWS VIP Small Cap Growth A
   2007.............................   <1    12.79 -    12.79      3    0.00    0.70  -   0.70   5.45  -    5.45
   2006.............................   <1    12.13 -    12.13      3    0.00    0.70  -   0.70   4.53  -    4.53
   2005 (y).........................   <1    11.61 -    11.61      3    0.00    0.70  -   0.70  16.06  -   16.06

Investments in the Fidelity Variable
  Insurance Products Fund
  Sub-Accounts:
   VIP Contrafund
   2007.............................  384    15.59 -    16.52  6,130    0.93    1.25  -   1.25  16.12  -   16.12
   2006.............................  419    13.43 -    14.23  5,753    1.29    1.25  -   1.25  10.33  -   10.33
   2005.............................  417    12.17 -    12.89  5,185    0.26    1.25  -   1.25  15.49  -   15.49
   2004.............................  342    10.54 -    11.16  3,692    0.30    1.25  -   1.25  14.03  -   14.03
   2003.............................  290     9.24 -     9.79  2,762    0.39    1.25  -   1.25  26.86  -   26.86

--------
(t)On November 3, 2006, DWS Money Market A merged into DWS Money Market A II
(u)For the period beginning November 3, 2006 and ended December 31, 2006
(y)For the period beginning April 29, 2005 and ended December 31, 2005

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)


                                            At December 31,              For the year ended December 31,
                                     -----------------------------   ---------------------------------------
                                             Accumulation      Net   Investment Expense Ratio** Total Return***
                                     Units    Unit Value      Assets   Income     Lowest to        Lowest to
                                     (000s) Lowest to Highest (000s)   Ratio*      Highest          Highest
                                     ------ ---------------   ------ ---------- ------------    --------------
Investments in the Fidelity Variable
  Insurance Products Fund
  Sub-Accounts (continued):
   VIP Equity-Income
   2007.............................  354   $14.68 -   $14.68 $5,194    1.85%   1.25% -   1.25%  0.26% -    0.26%
   2006.............................  374    14.64 -    14.64  5,469    3.30    1.25  -   1.25  18.71  -   18.71
   2005.............................  423    12.33 -    12.33  5,213    1.57    1.25  -   1.25   4.56  -    4.56
   2004.............................  427    11.79 -    11.79  5,039    1.49    1.25  -   1.25  10.14  -   10.14
   2003.............................  427    10.71 -    10.71  4,574    1.54    1.25  -   1.25  28.70  -   28.70

   VIP Growth
   2007.............................  543     8.86 -     9.76  5,045    0.83    1.25  -   1.25  25.38  -   25.38
   2006.............................  629     7.07 -     7.78  4,644    0.39    1.25  -   1.25   5.53  -    5.53
   2005.............................  642     6.70 -     7.37  4,482    0.47    1.25  -   1.25   4.49  -    4.49
   2004.............................  642     6.41 -     7.06  4,302    0.25    1.25  -   1.25   2.09  -    2.09
   2003.............................  550     6.28 -     6.91  3,638    0.24    1.25  -   1.25  31.19  -   31.19

   VIP Growth Opportunities
   2007.............................   67    11.28 -    11.28    759    0.00    1.25  -   1.25  21.64  -   21.64
   2006.............................   74     9.27 -     9.27    683    0.68    1.25  -   1.25   4.15  -    4.15
   2005.............................   82     8.90 -     8.90    733    0.84    1.25  -   1.25   7.54  -    7.54
   2004.............................   75     8.28 -     8.28    623    0.49    1.25  -   1.25   5.85  -    5.85
   2003.............................   63     7.82 -     7.82    495    0.63    1.25  -   1.25  28.25  -   28.25

   VIP High Income
   2007.............................   74    11.50 -    11.50    846    7.89    1.25  -   1.25   1.50  -    1.50
   2006.............................   90    11.33 -    11.33  1,020    7.41    1.25  -   1.25   9.86  -    9.86
   2005.............................  101    10.31 -    10.31  1,039   14.62    1.25  -   1.25   1.43  -    1.43
   2004.............................  103    10.17 -    10.17  1,050    7.93    1.25  -   1.25   8.22  -    8.22
   2003.............................   63     9.39 -     9.39    595    5.70    1.25  -   1.25  25.68  -   25.68

   VIP Index 500
   2007.............................  362    10.28 -    10.28  3,727    3.63    1.25  -   1.25   4.12  -    4.12
   2006.............................  425     9.87 -     9.87  4,200    1.72    1.25  -   1.25  14.30  -   14.30
   2005.............................  461     8.64 -     8.64  3,981    1.64    1.25  -   1.25   3.52  -    3.52
   2004.............................  405     8.35 -     8.35  3,377    1.01    1.25  -   1.25   9.23  -    9.23
   2003.............................  268     7.64 -     7.64  2,044    1.24    1.25  -   1.25  26.81  -   26.81

   VIP Investment Grade Bond
   2007.............................  164    13.99 -    13.99  2,300    4.01    1.25  -   1.25   3.04  -    3.04
   2006.............................  163    13.58 -    13.58  2,207    4.13    1.25  -   1.25   3.06  -    3.06
   2005.............................  187    13.17 -    13.17  2,464    3.57    1.25  -   1.25   0.92  -    0.92
   2004.............................  196    13.05 -    13.05  2,555    4.09    1.25  -   1.25   3.15  -    3.15
   2003.............................  203    12.65 -    12.65  2,565    3.24    1.25  -   1.25   3.89  -    3.89

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)


                                            At December 31,              For the year ended December 31,
                                     -----------------------------   ---------------------------------------
                                             Accumulation      Net   Investment Expense Ratio** Total Return***
                                     Units    Unit Value      Assets   Income     Lowest to        Lowest to
                                     (000s) Lowest to Highest (000s)   Ratio*      Highest          Highest
                                     ------ ---------------   ------ ---------- ------------    --------------
Investments in the Fidelity Variable
  Insurance Products Fund Sub-
  Accounts (continued):
   VIP Overseas
   2007.............................  153   $13.87 -   $14.40 $2,165    3.35%   1.25% -   1.25% 15.85% -   15.85%
   2006.............................  168    12.20 -    12.43  2,044    0.80    1.25  -   1.25  16.62  -   16.62
   2005.............................  154    10.27 -    10.66  1,613    0.57    1.25  -   1.25  17.57  -   17.57
   2004.............................  139     8.73 -     9.07  1,246    1.09    1.25  -   1.25  12.22  -   12.22
   2003.............................  127     7.78 -     8.08  1,015    0.71    1.25  -   1.25  41.58  -   41.58

Investments in the Fidelity Variable
  Insurance Products Fund (Service
  Class 2) Sub-Accounts:
   VIP Contrafund (Service Class 2)
   2007.............................  346    11.79 -    15.18  4,347    0.86    1.29  -   1.89  15.07  -   15.78
   2006.............................  250    10.29 -    12.98  2,768    1.13    1.29  -   1.89   2.91  -    9.33
   2005 (y).........................   55    11.87 -    11.92    659    0.00    1.29  -   1.89  18.68  -   19.17

   VIP Freedom 2010 Portfolio
     (Service Class 2)
   2007.............................   23    11.10 -    11.22    255    3.18    1.29  -   1.79   6.47  -    7.02
   2006 (v).........................   10    10.45 -    10.48    103    3.07    1.29  -   1.79   4.47  -    4.83

   VIP Freedom 2020 Portfolio
     (Service Class 2)
   2007.............................   24    11.31 -    11.41    279    2.39    1.29  -   1.79   7.99  -    8.54
   2006 (v).........................   16    10.48 -    10.51    165    2.67    1.29  -   1.79   4.77  -    5.13

   VIP Freedom 2030 Portfolio
     (Service Class 2)
   2007.............................   36    11.44 -    11.54    412    2.09    1.29  -   1.79   9.08  -    9.64
   2006 (v).........................   31    10.49 -    10.52    325    2.61    1.29  -   1.79   4.86  -    5.22

   VIP Freedom Income Portfolio
     (Service Class 2)
   2007.............................   23    10.81 -    10.84    246    5.12    1.29  -   1.49   4.33  -    4.54
   2006 (v).........................   11    10.36 -    10.37    110    5.44    1.29  -   1.49   3.59  -    3.73

   VIP Growth & Income
     (Service Class 2)
   2007.............................   20    13.45 -    13.67    270    1.41    1.29  -   1.89   9.73  -   10.41
   2006.............................   19    12.26 -    12.38    236    0.51    1.29  -   1.89  10.73  -   11.40
   2005 (y).........................    9    11.07 -    11.11    101    0.00    1.29  -   1.89  10.69  -   11.14

--------
(v)For the period beginning May 1, 2006, and ended December 31, 2006
(y)For the period beginning April 29, 2005 and ended December 31, 2005

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)


                                            At December 31,              For the year ended December 31,
                                     -----------------------------   ---------------------------------------
                                             Accumulation      Net   Investment Expense Ratio**
                                     Units    Unit Value      Assets   Income     Lowest to     Total Return***
                                     (000s) Lowest to Highest (000s)   Ratio*      Highest      Lowest to Highest
                                     ------ ---------------   ------ ---------- ------------    --------------
Investments in the Fidelity Variable
  Insurance Products Fund (Service
  Class 2) Sub-Accounts
  (continued):

   VIP Growth Stock Portfolio
     (Service Class 2) (h)
   2007.............................    2   $11.75 -   $11.75 $   23    0.00%   1.49% -   1.49% 20.48% -   20.48%
   2006 (v).........................    1     9.75 -     9.75     12    0.00    1.49  -   1.49  -2.47  -   -2.47

   VIP High Income (Service
     Class 2)
   2007.............................   19    11.46 -    11.65    220    8.92    1.29  -   1.89   0.59  -    1.21
   2006.............................   19    11.39 -    11.51    216    9.07    1.29  -   1.89   8.93  -    9.60
   2005 (y).........................   13    10.46 -    10.50    136   13.03    1.29  -   1.89   4.56  -    4.98

   VIP Index 500 (Service Class 2)
   2007.............................   68    11.16 -    11.26    766    3.40    1.29  -   1.79   3.29  -    3.82
   2006 (v).........................   32    10.81 -    10.85    343    0.00    1.29  -   1.79   8.09  -    8.46

   VIP MidCap (Service Class 2)
   2007.............................  177    11.27 -    15.08  2,103    0.51    1.29  -   1.89  13.15  -   13.84
   2006.............................  132     9.86 -    13.47  1,418    0.07    1.29  -   1.89  -1.42  -   10.96
   2005 (y).........................   25    12.09 -    12.14    308    0.00    1.29  -   1.89  20.87  -   21.36

   VIP Money Market
     (Service Class 2)
   2007.............................   11    10.60 -    10.60    112    4.13    1.29  -   1.29   3.60  -    3.60
   2006 (v).........................    3    10.23 -    10.23     29    6.12    1.29  -   1.29   2.35  -    2.35

Investments in the Franklin
  Templeton Variable Insurance
  Products Trust Sub-Accounts:

   Franklin Flex Cap Growth
     Securities
   2007.............................   12    12.89 -    13.10    154    0.13    1.29  -   1.89  12.15  -   12.84
   2006.............................   12    11.49 -    11.61    141    0.01    1.29  -   1.89   3.22  -   16.08
   2005 (y).........................    2    11.13 -    11.16     27    0.18    1.49  -   1.89  11.32  -   11.63

--------
(h)Previously known as VIP Freedom Growth Stock Portfolio (Service Class 2)
(v)For the period beginning May 1, 2006, and ended December 31, 2006
(y)For the period beginning April 29, 2005 and ended December 31, 2005

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)


                                      At December 31,               For the year ended December 31,
                               ------------------------------   ---------------------------------------
                                       Accumulation      Net    Investment Expense Ratio** Total Return***
                               Units    Unit Value      Assets    Income     Lowest to        Lowest to
                               (000s) Lowest to Highest (000s)    Ratio*      Highest          Highest
                               ------ ---------------   ------- ---------- ------------    --------------
Investments in the Franklin
  Templeton Variable Insurance
  Products Trust Sub-Accounts
  (continued):
   Franklin Growth and Income
     Securities
   2007.......................   734  $11.47 -   $15.87 $11,928    2.34%   1.29% -   1.99% -5.63% -   -4.96%
   2006.......................   771   16.82 -    17.33  13,221    2.47    1.29  -   1.99  14.44  -   15.25
   2005.......................   775   14.70 -    15.03  11,559    2.73    1.29  -   1.99   1.46  -    2.18
   2004.......................   571   14.49 -    14.71   8,356    2.42    1.29  -   1.99  44.87  -   47.13
   2003 (aa)..................   143   13.38 -    13.48   1,920    0.09    1.29  -   1.89  33.80  -   34.75

   Franklin High Income Sec 2
   2007.......................    44   11.70 -    11.96     520    6.10    1.29  -   1.89   0.76  -    1.38
   2006.......................    49   11.61 -    11.80     580    7.07    1.29  -   1.89   7.30  -    7.96
   2005.......................    56   10.82 -    10.93     610    6.58    1.29  -   1.89   1.37  -    1.99
   2004 (x)...................    37   10.67 -    10.72     399    3.01    1.29  -   1.89   6.74  -    7.17

   Franklin Income Securities
   2007....................... 2,022   12.45 -    13.16  27,010    3.50    1.29  -   1.99   1.68  -    2.41
   2006....................... 1,839   12.94 -    13.19  24,046    3.46    1.29  -   1.99  15.89  -   16.72
   2005....................... 1,207   11.16 -    11.30  13,581    3.35    1.29  -   1.99  -0.41  -    0.30
   2004 (x)...................   316   11.21 -    11.26   3,553    0.13    1.29  -   1.99  12.10  -   12.63

   Franklin Large Cap Growth
     Securities
   2007....................... 1,430   11.79 -    11.98  17,119    0.78    1.29  -   1.99   4.11  -    4.85
   2006....................... 1,298   11.32 -    11.43  14,849    0.81    1.29  -   1.99   8.70  -    9.47
   2005.......................   680   10.42 -    10.51   7,115    0.42    1.29  -   1.99  -0.24  -    4.15
   2004 (ab)..................    60   10.52 -    10.53     630    0.00    1.29  -   1.79   5.20  -    5.33

   Franklin Small Cap Value
     Securities
   2007.......................   476   12.63 -    20.61   9,647    0.68    1.29  -   1.99  -4.33  -   -3.65
   2006.......................   473   21.54 -    22.19   9,999    0.70    1.29  -   1.99  14.66  -   15.48
   2005.......................   381   11.36 -    18.79   7,084    0.75    1.29  -   1.99   6.61  -   13.56
   2004.......................   200   17.62 -    17.90   3,570    0.16    1.29  -   1.99  21.29  -   22.15
   2003 (aa)..................    65   14.53 -    14.65     954    0.01    1.29  -   1.99  45.31  -   46.53

--------
(x)For the period beginning April 30, 2004 and ended December 31, 2004
(aa)For the period beginning May 1, 2003 and ended December 31, 2003
(ab)For the period beginning October 1, 2004 and ended December 31, 2004

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)


                                        At December 31,               For the year ended December 31,
                                 ------------------------------   ---------------------------------------
                                         Accumulation      Net    Investment Expense Ratio** Total Return***
                                 Units    Unit Value      Assets    Income     Lowest to        Lowest to
                                 (000s) Lowest to Highest (000s)    Ratio*      Highest          Highest
                                 ------ ---------------   ------- ---------- ------------    --------------
Investments in the Franklin
  Templeton Variable Insurance
  Products Trust
  Sub-Accounts (continued):
   Franklin U.S. Government
   2007.........................   597  $10.93 -   $11.22 $ 6,638    4.57%   1.29% -   1.99%  4.47% -    5.22%
   2006.........................   540   10.46 -    10.66   5,720    4.25    1.29  -   1.99   1.95  -    2.68
   2005.........................   482   10.26 -    10.39   4,983    4.83    1.29  -   1.99   0.37  -    1.09
   2004 (x).....................   183   10.22 -    10.27   1,880    0.39    1.29  -   1.99   2.25  -    2.74

   Mutual Discovery
   2007.........................   154   12.19 -    15.05   1,886    1.80    1.29  -   1.89   9.72  -   10.40
   2006.........................    55   11.04 -    13.71     626    0.25    1.29  -   1.89  10.41  -   20.74
   2005 (y).....................     2   11.36 -    11.36      22    0.00    1.89  -   1.89  13.58  -   13.58

   Mutual Shares Securities
   2007......................... 1,192   13.20 -    17.82  21,063    1.53    1.29  -   1.99   1.41  -    2.14
   2006......................... 1,099   14.00 -    17.57  19,035    1.28    1.29  -   1.99  16.03  -   16.86
   2005.........................   933   15.14 -    15.49  13,903    0.91    1.29  -   1.99   8.36  -    9.13
   2004.........................   630   10.97 -    13.97   8,795    0.65    1.29  -   1.99   9.74  -   10.39
   2003.........................   141   12.66 -    12.77   1,795    0.06    1.29  -   1.99  26.59  -   27.65

   Templeton Asset Strategy
   2007.........................    64   17.35 -    17.35   1,114   17.93    1.25  -   1.25   8.64  -    8.64
   2006.........................    62   15.97 -    15.97     994    5.43    1.25  -   1.25  19.61  -   19.61
   2005.........................    42   13.35 -    13.35     564    3.62    1.25  -   1.25   2.27  -    2.27
   2004.........................    38   13.06 -    13.06     498    2.59    1.25  -   1.25  14.27  -   14.27
   2003.........................    37   11.42 -    11.42     425    2.57    1.25  -   1.25  30.31  -   30.31

   Templeton Developing Markets
     Securities
   2007.........................   170   20.49 -    40.73   6,767    2.34    1.29  -   1.99  26.21  -   27.12
   2006.........................   167   32.27 -    33.24   5,225    1.22    1.29  -   1.99  25.55  -   26.44
   2005.........................   115   25.71 -    26.29   2,885    1.33    1.29  -   1.99  24.90  -   25.79
   2004.........................    56   20.58 -    20.90   1,167    1.73    1.29  -   1.99  22.23  -   23.10
   2003 (aa)....................    14   16.84 -    16.98     237    0.13    1.29  -   1.99  68.38  -   69.79

--------
(x)For the period beginning April 30, 2004 and ended December 31, 2004
(y)For the period beginning April 29, 2005 and ended December 31, 2005
(aa)For the period beginning May 1, 2003 and ended December 31, 2003

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)


                                        At December 31,                For the year ended December 31,
                                 ------------------------------   -----------------------------------------
                                         Accumulation      Net    Investment Expense Ratio**  Total Return***
                                 Units    Unit Value      Assets    Income     Lowest to         Lowest to
                                 (000s) Lowest to Highest (000s)    Ratio*      Highest           Highest
                                 ------ ---------------   ------- ---------- ------------    ----------------
Investments in the Franklin
  Templeton Variable Insurance
  Products Trust
  Sub-Accounts (continued):
   Templeton Foreign Securities
   2007......................... 1,142  $15.96 -   $22.93 $24,402    2.06%   1.25% -   1.99%  13.15% -    14.02%
   2006......................... 1,060   13.27 -    14.40  19,659    1.21    1.25  -   1.99   19.94  -    32.71
   2005.........................   688   11.67 -    17.02  10,344    1.11    1.25  -   1.99    7.98  -     8.80
   2004.........................   326   10.73 -    15.76   4,396    0.92    1.25  -   1.99   16.17  -    17.05
   2003.........................   168    9.16 -    13.57   1,746    1.25    1.25  -   1.99   30.56  -    35.69

Investments in the Goldman Sachs
  Variable Insurance Trust
  Sub-Accounts:
   VIT Growth and Income
   2007.........................    16   12.43 -    12.63     199    2.49    1.29  -   1.89   -1.65  -    -1.04
   2006.........................     7   12.64 -    12.77      94    1.80    1.29  -   1.89   20.32  -    21.05
   2005 (y).....................     6   10.50 -    10.55      67    2.83    1.29  -   1.89    5.03  -     5.46

   VIT Mid Cap Value............
   2007.........................    26   13.03 -    13.25     346    0.77    1.29  -   1.89    0.70  -     1.32
   2006.........................    29   12.94 -    13.07     372    1.03    1.29  -   1.89   13.97  -    30.74
   2005 (y).....................    25   11.35 -    11.39     285    0.83    1.49  -   1.89   13.55  -    13.86

   VIT Structured Small Cap
     Equity Fund
   2007.........................    38   10.19 -    10.36     386    0.40    1.29  -   1.89  -18.30  -   -17.80
   2006.........................    35   12.47 -    12.60     435    0.68    1.29  -   1.89   10.15  -    10.83
   2005.........................    34   11.32 -    11.37     384    0.23    1.29  -   1.89   13.21  -    13.67
   2004.........................    --      -- -       --      --    0.00    0.00  -   0.00    0.00  -     0.00
   2003.........................    --      -- -       --      --    0.00    0.00  -   0.00    0.00  -     0.00

   VIT Structured U.S. Equity
     Fund
   2007.........................    16   11.94 -    12.13     189    1.11    1.29  -   1.89   -4.20  -    -3.61
   2006.........................    14   12.46 -    12.59     181    1.43    1.29  -   1.89   10.76  -    11.44
   2005 (y).....................     7   11.25 -    11.30      78    1.27    1.29  -   1.89   12.49  -    12.95

--------
(y)For the period beginning April 29, 2005 and ended December 31, 2005

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                             At December 31,              For the year ended December 31,
                                      -----------------------------   ---------------------------------------
                                              Accumulation      Net   Investment Expense Ratio** Total Return***
                                      Units    Unit Value      Assets   Income     Lowest to        Lowest to
                                      (000s) Lowest to Highest (000s)   Ratio*      Highest          Highest
                                      ------ ---------------   ------ ---------- ------------    --------------
Investments in the Lord Abbett Series
  Fund
  Sub-Accounts:
   All Value
   2007..............................  188   $13.34 -   $13.43 $2,546    0.51%   1.29% -   1.99%  4.59% -    5.34%
   2006..............................  193    12.84 -    13.05  2,489    0.68    1.29  -   1.99  12.37  -   13.17
   2005..............................  140    11.43 -    11.53  1,607    0.59    1.29  -   1.99   5.58  -   14.27
   2004 (ab).........................   13    10.90 -    10.92    146    0.55    1.29  -   1.89   9.04  -    9.20

   Bond-Debenture
   2007..............................  646    11.59 -    11.73  7,531    6.40    1.29  -   1.99   4.06  -    4.81
   2006..............................  615    11.02 -    11.27  6,858    7.47    1.29  -   1.99   7.16  -    7.92
   2005..............................  347    10.28 -    10.37  3,589    8.15    1.29  -   1.99   0.00  -    2.79
   2004 (ab).........................   39    10.36 -    10.37    403    8.77    1.29  -   1.79   3.57  -    3.70

   Growth and Income
   2007..............................  348    12.64 -    12.84  4,526    1.26    1.29  -   1.99   1.37  -    2.10
   2006..............................  341    12.66 -    12.87  4,357    1.46    1.29  -   1.99  14.95  -   15.76
   2005..............................  256    11.02 -    11.11  2,836    1.67    1.29  -   1.99   1.92  -   10.15
   2004 (ab).........................   29    10.89 -    10.90    311    1.42    1.29  -   1.89   8.88  -    9.04

   Growth Opportunities
   2007..............................  258    14.14 -    14.35  3,749    0.00    1.29  -   1.99  18.86  -   19.71
   2006..............................  228    12.07 -    12.27  2,769    0.00    1.29  -   1.99   5.75  -    6.51
   2005..............................  108    11.42 -    11.52  1,243    0.00    1.29  -   1.99   3.28  -   14.17
   2004 (ab).........................   20    11.14 -    11.15    219    0.00    1.29  -   1.79  11.39  -   11.53

   Mid-Cap Value
   2007..............................  540    12.43 -    12.79  6,959    0.44    1.29  -   1.99  -1.43  -   -0.72
   2006..............................  567    12.97 -    13.18  7,385    0.57    1.29  -   1.99  10.00  -   10.79
   2005..............................  435    11.79 -    11.90  5,132    0.75    1.29  -   1.99   6.83  -   17.91
   2004 (ab).........................   41    11.12 -    11.14    457    0.32    1.29  -   1.89  11.19  -   11.36

Investments in the MFS Variable
  Insurance Trust
  Sub-Accounts:
   MFS High Income
   2007..............................   43    13.07 -    13.07    566    8.50    1.25  -   1.25   0.50  -    0.50
   2006..............................   44    13.00 -    13.00    568    7.88    1.25  -   1.25   9.01  -    9.01
   2005..............................   45    11.93 -    11.93    536    5.57    1.25  -   1.25   0.89  -    0.89
   2004..............................   50    11.82 -    11.82    586    2.79    1.25  -   1.25   7.79  -    7.79
   2003..............................   15    10.97 -    10.97    168    4.45    1.25  -   1.25  16.48  -   16.48

--------
(ab)For the period beginning October 1, 2004 and ended December 31, 2004

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                         At December 31,               For the year ended December 31,
                                  ------------------------------   ---------------------------------------
                                          Accumulation      Net    Investment Expense Ratio** Total Return***
                                  Units    Unit Value      Assets    Income     Lowest to        Lowest to
                                  (000s) Lowest to Highest (000s)    Ratio*      Highest          Highest
                                  ------ ---------------   ------- ---------- ------------    --------------
Investments in the MFS Variable
  Insurance Trust
  Sub-Accounts (continued):
   MFS Investors Trust
   2007..........................    84  $10.77 -   $10.77 $   908    0.85%   1.25% -   1.25%  8.93% -    8.93%
   2006..........................    92    9.89 -     9.89     913    0.49    1.25  -   1.25  11.59  -   11.59
   2005..........................   123    8.86 -     8.86   1,087    0.56    1.25  -   1.25   5.98  -    5.98
   2004..........................   114    8.36 -     8.36     955    0.60    1.25  -   1.25   9.96  -    9.96
   2003..........................    88    7.60 -     7.60     667    0.61    1.25  -   1.25  20.62  -   20.62

   MFS New Discovery
   2007..........................    76    9.20 -     9.20     697    0.00    1.25  -   1.25   1.23  -    1.23
   2006..........................    85    9.08 -     9.08     771    0.00    1.25  -   1.25  11.80  -   11.80
   2005..........................    88    8.12 -     8.12     712    0.00    1.25  -   1.25   3.93  -    3.93
   2004..........................    86    7.82 -     7.82     674    0.00    1.25  -   1.25   5.19  -    5.19
   2003..........................    78    7.43 -     7.43     579    0.00    1.25  -   1.25  32.05  -   32.05

   MFS Research Bond
   2007..........................    84   14.38 -    14.38   1,211    3.05    1.25  -   1.25   2.91  -    2.91
   2006..........................    86   13.97 -    13.97   1,207    3.91    1.25  -   1.25   2.76  -    2.76
   2005..........................   103   13.60 -    13.60   1,403    5.21    1.25  -   1.25   0.25  -    0.25
   2004..........................   110   13.56 -    13.56   1,495    5.82    1.25  -   1.25   4.74  -    4.74
   2003..........................   122   12.95 -    12.95   1,578    5.88    1.25  -   1.25   7.97  -    7.97

Investments in the Morgan Stanley
  Variable Investment Series
  Sub-Accounts:
   Aggressive Equity
   2007..........................    75   15.79 -    17.66   1,188    0.00    0.83  -   1.48  17.90  -   18.67
   2006..........................    93   13.39 -    14.88   1,258    0.00    0.83  -   1.48   6.26  -    6.95
   2005..........................   118   12.60 -    13.91   1,494    0.00    0.83  -   1.48  21.36  -   22.15
   2004..........................   168   10.38 -    11.39   1,750    0.01    0.83  -   1.48  11.06  -   11.78
   2003..........................   177    9.35 -    10.19   1,660    0.01    0.83  -   1.48  24.21  -   25.02

   Dividend Growth
   2007..........................   470   38.76 -    43.40  20,549    1.27    1.00  -   1.48   2.68  -    3.18
   2006..........................   611   37.57 -    42.26  25,996    1.34    1.00  -   1.48   9.47  -    9.99
   2005..........................   790   34.15 -    38.61  30,687    1.29    1.00  -   1.48   4.06  -    4.56
   2004..........................   946   32.66 -    37.10  35,254    1.58    1.00  -   1.48   6.87  -    7.38
   2003.......................... 1,102   34.72 -    35.09  38,402    1.84    1.35  -   1.48  26.01  -   26.17

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                         At December 31,               For the year ended December 31,
                                  ------------------------------   ---------------------------------------
                                          Accumulation      Net    Investment Expense Ratio** Total Return***
                                  Units    Unit Value      Assets    Income     Lowest to        Lowest to
                                  (000s) Lowest to Highest (000s)    Ratio*      Highest          Highest
                                  ------ ---------------   ------- ---------- ------------    --------------
Investments in the Morgan Stanley
  Variable Investment Series
  Sub-Accounts (continued):
   Equity
   2007..........................  176   $15.77 -   $70.15 $12,598    0.53%   0.83% -   1.48% 17.78% -   18.55%
   2006..........................  243    13.30 -    59.57  14,736    0.00    0.83  -   1.48   2.66  -    3.33
   2005..........................  350    12.88 -    58.02  20,593    0.00    0.83  -   1.48  16.43  -   17.18
   2004..........................  419    10.99 -    49.84  21,143    0.41    0.83  -   1.48   9.51  -   10.23
   2003..........................  503     9.97 -    45.51  23,231    0.37    0.83  -   1.48  21.00  -   21.79

   European Growth
   2007..........................  128    56.14 -    60.50   7,274    1.73    1.00  -   1.48  13.89  -   14.44
   2006..........................  174    49.30 -    52.86   8,684    1.69    1.00  -   1.48  28.30  -   28.92
   2005..........................  219    38.42 -    41.01   8,490    1.21    1.00  -   1.48   7.10  -    7.61
   2004..........................  264    35.87 -    38.11   9,568    1.12    1.00  -   1.48  11.08  -   11.61
   2003..........................  303    32.30 -    32.64   9,877    0.88    1.35  -   1.48  27.14  -   27.30

   Global Advantage
   2007..........................   65    11.84 -    11.99     770    0.96    1.35  -   1.48  15.36  -   15.51
   2006..........................   80    10.27 -    10.38     827    0.82    1.35  -   1.48  16.81  -   16.97
   2005..........................  105     8.79 -     8.88     926    0.27    1.35  -   1.48   5.23  -    5.37
   2004..........................  129     8.35 -    11.82   1,084    0.42    0.83  -   1.48  10.89  -   18.15
   2003..........................  144     7.53 -     7.59   1,089    0.96    1.35  -   1.48  29.19  -   29.36

   Global Dividend Growth
   2007..........................  263    28.61 -    30.51   7,606    2.04    1.00  -   1.48   5.44  -    5.95
   2006..........................  328    27.13 -    28.79   9,000    1.96    1.00  -   1.48  20.15  -   20.73
   2005..........................  409    22.58 -    23.85   9,321    1.63    1.00  -   1.48   4.78  -    5.28
   2004..........................  476    21.55 -    22.65  10,361    1.49    1.00  -   1.48  13.24  -   13.79
   2003..........................  625    10.77 -    19.03  11,354    1.86    0.70  -   1.48   7.69  -   30.13

   High Yield
   2007..........................   57    14.44 -    18.93     843    6.56    1.00  -   1.48   2.63  -    3.13
   2006..........................   72    14.07 -    18.36   1,032    7.03    1.00  -   1.48   7.69  -    8.21
   2005..........................   93    13.06 -    16.97   1,242    7.15    1.00  -   1.48   0.69  -    1.17
   2004..........................  113    12.69 -    12.97   1,496    7.33    0.83  -   1.48   8.23  -   26.88
   2003..........................  127    11.99 -    12.12   1,547    9.89    1.35  -   1.48  25.85  -   26.02

   Income Builder
   2007..........................   70    14.55 -    18.40   1,291    2.84    0.83  -   1.48   1.68  -    2.35
   2006..........................   87    14.22 -    18.10   1,577    2.52    0.83  -   1.48  12.54  -   13.27
   2005..........................  106    12.55 -    16.08   1,718    2.65    0.83  -   1.48   5.39  -    6.08
   2004..........................  131    11.83 -    15.26   2,006    3.66    0.83  -   1.48   9.33  -   10.04
   2003..........................  142    10.75 -    13.96   1,993    3.02    0.83  -   1.48  19.06  -   19.84

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                         At December 31,               For the year ended December 31,
                                  ------------------------------   ---------------------------------------
                                          Accumulation      Net    Investment Expense Ratio** Total Return***
                                  Units    Unit Value      Assets    Income     Lowest to        Lowest to
                                  (000s) Lowest to Highest (000s)    Ratio*      Highest          Highest
                                  ------ ---------------   ------- ---------- ------------    --------------
Investments in the Morgan Stanley
  Variable Investment Series
  Sub-Accounts (continued):
   Information
   2006 (w)......................   --   $  N/A -   $  N/A $    --    0.00%   0.00% -   0.00%   N/A% -     N/A%
   2005..........................   19     4.71 -     4.74      92    0.00    1.35  -   1.48  -0.87  -   -0.74
   2004..........................   82     4.75 -     4.77     390    0.00    1.35  -   1.48   2.02  -    2.15
   2003..........................   97     4.65 -     4.67     454    0.00    1.35  -   1.48  58.71  -   58.92

   Limited Duration
   2007..........................   90    11.12 -    11.91   1,076    5.09    0.83  -   1.48   1.43  -    2.09
   2006..........................  108    10.90 -    11.74   1,276    4.29    0.83  -   1.48   2.75  -    3.42
   2005..........................  158    10.53 -    11.42   1,809    3.94    0.83  -   1.48   0.37  -    1.03
   2004..........................  189    10.43 -    11.38   2,155    4.08    0.83  -   1.48  -0.07  -    0.58
   2003..........................  220    10.37 -    11.39   2,515    4.01    0.83  -   1.48   0.73  -    1.38

   Money Market
   2007..........................  303    15.21 -    25.20   4,728    4.81    1.00  -   1.48   3.38  -    3.88
   2006..........................  343    14.72 -    24.26   5,170    4.97    1.00  -   1.48   3.08  -    3.58
   2005..........................  476    14.28 -    23.42   6,944    2.63    1.00  -   1.48   1.28  -    1.77
   2004..........................  516    14.10 -    23.01   7,420    0.82    1.00  -   1.48  -0.61  -   -0.14
   2003..........................  774    14.18 -    14.33  11,176    0.63    1.35  -   1.48  -0.81  -   -0.68

   Quality Income Plus
   2007..........................  335    13.22 -    27.28   9,309    5.22    0.83  -   1.48   4.42  -    5.11
   2006..........................  419    12.58 -    26.12  11,175    5.01    0.83  -   1.48   4.15  -    4.82
   2005..........................  545    12.00 -    25.08  13,901    5.18    0.83  -   1.48   1.81  -    2.47
   2004..........................  710    11.71 -    24.64  17,737    5.51    0.83  -   1.48   3.68  -    4.36
   2003..........................  872    11.22 -    23.76  20,978    5.65    0.83  -   1.48   6.85  -   12.21

   S&P 500 Index
   2007..........................  304    12.98 -    13.14   3,960    1.93    1.35  -   1.48   3.68  -    3.81
   2006..........................  394    12.52 -    12.66   4,947    1.57    1.35  -   1.48  13.87  -   14.01
   2005..........................  506    10.99 -    11.10   5,575    1.61    1.35  -   1.48   3.10  -    3.24
   2004..........................  591    10.66 -    10.75   6,320    0.98    1.35  -   1.48   8.97  -    9.11
   2003..........................  647     9.78 -     9.86   6,349    1.01    1.35  -   1.48  25.98  -   26.14

   Strategist
   2007..........................  240    42.68 -    54.22  10,402    2.81    1.00  -   1.48   7.03  -    7.55
   2006..........................  340    39.88 -    50.41  13,730    2.50    1.00  -   1.48  13.33  -   13.87
   2005..........................  452    35.19 -    44.27  16,105    1.95    1.00  -   1.48   6.74  -    7.25
   2004..........................  528    32.97 -    41.28  17,602    1.86    1.00  -   1.48   8.75  -    9.28
   2003..........................  645    30.31 -    30.64  19,757    1.64    1.35  -   1.48  24.39  -   25.55

--------
(w)For the period beginning January 1, 2006, and ended June 23, 2006

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                         At December 31,              For the year ended December 31,
                                  -----------------------------   ---------------------------------------
                                          Accumulation      Net   Investment Expense Ratio**
                                  Units    Unit Value      Assets   Income     Lowest to     Total Return***
                                  (000s) Lowest to Highest (000s)   Ratio*      Highest      Lowest to Highest
                                  ------ ---------------   ------ ---------- ------------    --------------
Investments in the Morgan Stanley
  Variable Investment Series
  Sub-Accounts (continued):
   Utilities
   2007..........................  228   $40.27 -   $42.98 $9,295    1.92%   1.00% -   1.48% 18.56% -   19.13%
   2006..........................  278    33.97 -    36.08  9,542    2.03    1.00  -   1.48  18.56  -   19.12
   2005..........................  336    28.65 -    30.29  9,742    2.36    1.00  -   1.48  12.94  -   13.48
   2004..........................  375    25.37 -    26.69  9,599    2.47    1.00  -   1.48  18.89  -   19.46
   2003..........................  441    21.34 -    21.57  9,493    2.88    1.35  -   1.48  15.62  -   15.77

Investments in the Morgan Stanley
  Variable Investment Series
  (Class Y Shares)
  Sub-Accounts:
   Aggressive Equity
     (Class Y Shares)
   2007..........................  101    20.03 -    20.60  1,806    0.00    1.29  -   1.89  17.12  -   17.84
   2006..........................  105    17.10 -    17.48  1,605    0.00    1.29  -   1.89   5.61  -    6.26
   2005..........................  120    16.19 -    16.45  1,708    0.00    1.29  -   1.89  20.41  -   21.15
   2004..........................  143    13.45 -    13.58  1,671    0.00    1.29  -   1.89  10.35  -   11.02
   2003..........................  142    12.18 -    12.23  1,436    0.00    1.29  -   1.89  21.84  -   22.34

   Dividend Growth
     (Class Y Shares)
   2007..........................  250    14.85 -    15.28  3,250    1.03    1.29  -   1.89   1.93  -    2.55
   2006..........................  280    14.57 -    14.90  3,548    1.18    1.29  -   1.89   8.74  -    9.40
   2005..........................  362    13.40 -    13.62  4,196    1.05    1.29  -   1.89   3.37  -    4.00
   2004..........................  392    12.96 -    13.10  4,357    1.43    1.29  -   1.89   6.17  -    6.81
   2003..........................  357    12.21 -    12.26  3,611    1.16    1.29  -   1.89  22.10  -   22.60

   Equity (Class Y Shares)
   2007..........................  131    17.76 -    18.27  2,003    0.12    1.29  -   1.89  16.97  -   17.69
   2006..........................  162    15.18 -    15.53  2,149    0.00    1.29  -   1.89   1.96  -    2.58
   2005..........................  247    14.89 -    15.14  3,108    0.00    1.29  -   1.89  15.67  -   16.38
   2004..........................  244    12.87 -    13.01  2,612    0.25    1.29  -   1.89   8.77  -   30.05
   2003..........................  184    11.84 -    11.87  1,645    0.05    1.49  -   1.89  18.36  -   18.68

   European Growth
     (Class Y Shares)
   2007..........................   65    21.38 -    22.00  1,210    1.53    1.29  -   1.89  13.15  -   13.85
   2006..........................   73    18.90 -    19.32  1,196    1.60    1.29  -   1.89  27.43  -   28.21
   2005..........................   81    14.83 -    15.07  1,030    0.95    1.29  -   1.89   6.32  -    6.96
   2004..........................   88    13.95 -    14.09  1,035    1.05    1.29  -   1.89  10.35  -   11.03
   2003..........................   76    12.64 -    12.69    793    0.00    1.29  -   1.89  26.39  -   26.90

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                         At December 31,              For the year ended December 31,
                                  -----------------------------   ---------------------------------------
                                          Accumulation      Net   Investment Expense Ratio**
                                  Units    Unit Value      Assets   Income     Lowest to     Total Return***
                                  (000s) Lowest to Highest (000s)   Ratio*      Highest      Lowest to Highest
                                  ------ ---------------   ------ ---------- ------------    --------------
Investments in the Morgan Stanley
  Variable Investment Series
  (Class Y Shares)
  Sub-Accounts (continued):
   Global Advantage
     (Class Y Shares)
   2007..........................   13   $19.19 -   $19.75 $  226    0.65%   1.29% -   1.89% 14.47% -   15.17%
   2006..........................   15    16.77 -    17.15    228    0.58    1.29  -   1.89  16.12  -   16.83
   2005..........................   17    14.44 -    14.68    226    0.05    1.29  -   1.89   4.43  -    5.07
   2004..........................   14    13.83 -    13.97    167    0.31    1.29  -   1.89  10.16  -   10.84
   2003..........................   10    12.55 -    12.60    114    0.00    1.29  -   1.89  25.51  -   26.03

   Global Dividend Growth
     (Class Y Shares)
   2007..........................  113    18.92 -    19.46  2,022    1.72    1.29  -   1.89   4.74  -    5.38
   2006..........................  117    18.06 -    18.47  2,003    1.86    1.29  -   1.89  19.31  -   20.04
   2005..........................  128    15.14 -    15.38  1,810    1.39    1.29  -   1.89   4.17  -    4.81
   2004..........................  122    14.53 -    14.68  1,639    1.39    1.29  -   1.89  12.49  -   13.17
   2003..........................   72    12.92 -    12.97    837    0.00    1.29  -   1.89  29.18  -   29.71

   High Yield
     (Class Y Shares)
   2007..........................  168    13.22 -    13.61  1,824    6.54    1.29  -   1.89   1.93  -    2.55
   2006..........................  184    12.97 -    13.27  1,968    6.99    1.29  -   1.89   6.95  -    7.61
   2005..........................  225    12.13 -    12.33  2,262    7.09    1.29  -   1.89   0.00  -    0.61
   2004..........................  217    12.13 -    12.25  2,124    7.55    1.29  -   1.89   7.49  -    8.15
   2003..........................  183    11.29 -    11.33  1,541    3.47    1.29  -   1.89  12.85  -   13.31

   Income Builder
     (Class Y Shares)
   2007..........................  121    14.91 -    15.34  1,691    2.61    1.29  -   1.89   0.91  -    1.53
   2006..........................  147    14.77 -    15.11  2,029    2.44    1.29  -   1.89  11.81  -   12.49
   2005..........................  171    13.21 -    13.43  2,106    2.49    1.29  -   1.89   4.70  -    5.34
   2004..........................  173    12.62 -    12.75  2,019    3.81    1.29  -   1.89   8.63  -    9.29
   2003..........................  168    11.62 -    11.67  1,771    2.36    1.29  -   1.89  16.18  -   16.66

   Information
     (Class Y Shares)
   2006 (w)......................   --      N/A -      N/A     --    0.00    0.00  -   0.00    N/A  -     N/A
   2005..........................   10    14.86 -    15.10    124    0.00    1.29  -   1.89  -1.69  -   -1.09
   2004..........................   12    15.11 -    15.27    151    0.00    1.29  -   1.89   1.40  -    2.02
   2003..........................   14    14.90 -    14.96    156    0.00    1.29  -   1.89  49.04  -   49.65

--------
(w)For the period beginning January 1, 2006, and ended June 23, 2006

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                         At December 31,              For the year ended December 31,
                                  -----------------------------   ---------------------------------------
                                          Accumulation      Net   Investment Expense Ratio**
                                  Units    Unit Value      Assets   Income     Lowest to     Total Return***
                                  (000s) Lowest to Highest (000s)   Ratio*      Highest      Lowest to Highest
                                  ------ ---------------   ------ ---------- ------------    --------------
Investments in the Morgan Stanley
  Variable Investment Series
  (Class Y Shares)
  Sub-Accounts (continued):
   Limited Duration
     (Class Y Shares)
   2007..........................  323   $10.15 -   $10.45 $3,446    4.76%   1.29% -   1.89%  0.85% -    1.47%
   2006..........................  418    10.07 -    10.29  4,395    4.66    1.29  -   1.89   2.07  -    2.69
   2005..........................  555     9.86 -    10.03  5,698    3.68    1.29  -   1.89  -0.40  -    0.20
   2004..........................  542     9.90 -    10.00  5,599    3.93    1.29  -   1.89  -0.74  -   -0.13
   2003..........................  473     9.98 -    10.02  4,962    1.65    1.29  -   1.89  -0.23  -    0.18
   Money Market (Class Y
     Shares)
   2007..........................  351    10.33 -    10.63  3,686    4.93    1.29  -   1.89   2.68  -    3.31
   2006..........................  317    10.06 -    10.29  3,238    4.55    1.29  -   1.89   2.39  -    3.01
   2005..........................  378     9.83 -     9.99  3,747    2.39    1.29  -   1.89   0.60  -    1.21
   2004..........................  400     9.77 -     9.87  3,933    0.62    1.29  -   1.89  -1.29  -   -0.68
   2003..........................  283     9.90 -     9.94  2,812    0.19    1.29  -   1.89  -1.04  -   -0.64

   Quality Income Plus
     (Class Y Shares)
   2007..........................  426    11.48 -    11.81  5,254    5.22    1.29  -   1.89   3.72  -    4.36
   2006..........................  468    11.06 -    11.31  5,576    5.23    1.29  -   1.89   3.35  -    3.98
   2005..........................  575    10.71 -    10.88  6,592    4.93    1.29  -   1.89   1.13  -    1.75
   2004..........................  526    10.59 -    10.69  6,012    5.63    1.29  -   1.89   3.09  -    3.72
   2003..........................  368    10.27 -    10.31  4,209    2.57    1.29  -   1.89   2.69  -    3.11

   S&P 500 Index (Class Y
     Shares)
   2007..........................  314    15.58 -    16.03  4,349    1.63    1.29  -   1.89   3.01  -    3.64
   2006..........................  376    15.12 -    15.46  5,029    1.48    1.29  -   1.89  13.04  -   13.73
   2005..........................  441    13.38 -    13.60  5,109    1.45    1.29  -   1.89   2.47  -    3.09
   2004..........................  457    13.05 -    13.19  5,061    0.77    1.29  -   1.89   8.21  -    8.87
   2003..........................  387    12.06 -    12.11  3,775    0.00    1.29  -   1.89  20.65  -   21.14

   Strategist (Class Y Shares)
   2007..........................  198    16.43 -    16.91  2,920    2.46    1.29  -   1.89   6.32  -    6.97
   2006..........................  221    15.46 -    15.81  3,059    2.44    1.29  -   1.89  12.59  -   13.27
   2005..........................  263    13.73 -    13.95  3,212    1.72    1.29  -   1.89   6.03  -    6.67
   2004..........................  279    12.95 -    13.08  3,201    1.74    1.29  -   1.89   8.04  -    8.70
   2003..........................  255    11.99 -    12.03  2,659    0.78    1.29  -   1.89  19.85  -   20.34

   Utilities (Class Y Shares)
   2007..........................   59    21.04 -    21.65    956    1.60    1.29  -   1.89  17.76  -   18.48
   2006..........................   73    17.87 -    18.27    987    1.77    1.29  -   1.89  17.77  -   18.48
   2005..........................   90    15.17 -    15.42  1,022    2.11    1.29  -   1.89  12.20  -   12.88
   2004..........................   95    13.52 -    13.66    938    2.26    1.29  -   1.89  18.01  -   18.73
   2003..........................   84    11.46 -    11.51    639    1.69    1.29  -   1.89  14.58  -   15.05

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                         At December 31,              For the year ended December 31,
                                  -----------------------------   ---------------------------------------
                                          Accumulation      Net   Investment Expense Ratio**
                                  Units    Unit Value      Assets   Income     Lowest to     Total Return***
                                  (000s) Lowest to Highest (000s)   Ratio*      Highest      Lowest to Highest
                                  ------ ---------------   ------ ---------- ------------    --------------
Investments in the Oppenheimer
  Variable Account Funds
  Sub-Accounts:
   Oppenheimer Capital
     Appreciation
   2007..........................  220   $ 9.50 -   $ 9.50 $2,090    0.23%   1.25% -   1.25% 12.72% -   12.72%
   2006..........................  242     8.43 -     8.43  2,036    0.38    1.25  -   1.25   6.61  -    6.61
   2005..........................  262     7.91 -     7.91  2,071    0.92    1.25  -   1.25   3.80  -    3.80
   2004..........................  300     7.62 -     7.62  2,285    0.27    1.25  -   1.25   5.60  -    5.60
   2003..........................  237     7.21 -     7.21  1,711    0.33    1.25  -   1.25  29.31  -   29.31

   Oppenheimer Core Bond
   2007..........................  126    13.95 -    13.95  1,762    5.22    1.25  -   1.25   3.09  -    3.09
   2006..........................  138    13.53 -    13.53  1,863    5.25    1.25  -   1.25   3.97  -    3.97
   2005..........................  145    13.02 -    13.02  1,886    5.01    1.25  -   1.25   1.31  -    1.31
   2004..........................  143    12.85 -    12.85  1,839    4.21    1.25  -   1.25   4.17  -    4.17
   2003..........................  121    12.33 -    12.33  1,494    5.37    1.25  -   1.25   5.44  -    5.44

   Oppenheimer Global Securities
   2007..........................  130    14.72 -    14.72  1,910    1.36    1.25  -   1.25   4.99  -    4.99
   2006..........................  134    14.02 -    14.02  1,884    1.00    1.25  -   1.25  16.23  -   16.23
   2005..........................  141    12.07 -    12.07  1,697    0.97    1.25  -   1.25  12.89  -   12.89
   2004..........................  130    10.69 -    10.69  1,394    1.19    1.25  -   1.25  17.67  -   17.67
   2003..........................  109     9.08 -     9.08    988    0.60    1.25  -   1.25  41.24  -   41.24

   Oppenheimer High Income
   2007..........................   84    13.02 -    13.02  1,090    7.48    1.25  -   1.25  -1.35  -   -1.35
   2006..........................   94    13.20 -    13.20  1,244    7.43    1.25  -   1.25   8.07  -    8.07
   2005..........................   99    12.21 -    12.21  1,214    6.32    1.25  -   1.25   1.04  -    1.04
   2004..........................   95    12.09 -    12.09  1,149    5.13    1.25  -   1.25   7.60  -    7.60
   2003..........................   63    11.23 -    11.23    708    6.24    1.25  -   1.25  22.41  -   22.41

   Oppenheimer Main Street
   2007..........................  454    10.94 -    10.94  4,965    1.03    1.25  -   1.25   3.12  -    3.12
   2006..........................  491    10.61 -    10.61  5,209    1.12    1.25  -   1.25  13.60  -   13.60
   2005..........................  511     9.34 -     9.34  4,773    1.30    1.25  -   1.25   4.67  -    4.67
   2004..........................  512     8.92 -     8.92  4,573    0.82    1.25  -   1.25   8.09  -    8.09
   2003..........................  494     8.26 -     8.26  4,078    0.83    1.25  -   1.25  25.14  -   25.14

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)


                                         At December 31,               For the year ended December 31,
                                  ------------------------------   ---------------------------------------
                                          Accumulation      Net    Investment Expense Ratio** Total Return***
                                  Units    Unit Value      Assets    Income     Lowest to        Lowest to
                                  (000s) Lowest to Highest (000s)    Ratio*      Highest          Highest
                                  ------ ---------------   ------- ---------- ------------    --------------
Investments in the Oppenheimer
  Variable Account Funds
  Sub-Accounts (continued):
   Oppenheimer Main Street
     Small Cap Growth
   2007..........................   143  $14.45 -   $14.45 $ 2,065    0.36%   1.25% -   1.25% -2.44% -   -2.44%
   2006..........................   172   14.81 -    14.81   2,541    0.16    1.25  -   1.25  13.57  -   13.57
   2005..........................   184   13.04 -    13.04   2,399    0.00    1.25  -   1.25   8.56  -    8.56
   2004..........................   165   12.01 -    12.01   1,979    0.00    1.25  -   1.25  17.93  -   17.93
   2003..........................   119   10.19 -    10.19   1,217    0.00    1.25  -   1.25  42.56  -   42.56

   Oppenheimer MidCap Fund
   2007..........................   260    7.70 -     7.70   2,006    0.00    1.25  -   1.25   5.00  -    5.00
   2006..........................   283    7.34 -     7.34   2,075    0.00    1.25  -   1.25   1.68  -    1.68
   2005..........................   303    7.22 -     7.22   2,184    0.00    1.25  -   1.25  10.94  -   10.94
   2004..........................   294    6.50 -     6.50   1,912    0.00    1.25  -   1.25  18.28  -   18.28
   2003..........................   302    5.50 -     5.50   1,660    0.00    1.25  -   1.25  24.02  -   24.02

   Oppenheimer Strategic Bond
   2007..........................   203   16.54 -    16.54   3,352    3.60    1.25  -   1.25   8.32  -    8.32
   2006..........................   219   15.27 -    15.27   3,348    4.48    1.25  -   1.25   6.16  -    6.16
   2005..........................   256   14.38 -    14.38   3,676    4.48    1.25  -   1.25   1.40  -    1.40
   2004..........................   263   14.18 -    14.18   3,735    5.10    1.25  -   1.25   7.32  -    7.32
   2003..........................   277   13.22 -    13.22   3,661    5.75    1.25  -   1.25  16.60  -   16.60

Investments in the Oppenheimer
  Variable Account Funds (Service
  Class ("SC")) Sub-Accounts:
   Oppenheimer Balanced (SC)
   2007..........................   463   11.72 -    15.74   7,404    2.38    1.29  -   1.99   1.42  -    2.14
   2006..........................   499   11.48 -    15.53   7,833    1.93    1.29  -   1.99   8.66  -    9.43
   2005..........................   501   14.29 -    14.61   7,234    1.46    1.29  -   1.99   1.62  -    2.34
   2004..........................   314   14.06 -    14.28   4,467    0.53    1.29  -   1.99   7.61  -    8.38
   2003 (aa).....................    54   13.07 -    13.18     711    0.00    1.29  -   1.99  30.67  -   31.76

   Oppenheimer Capital
     Appreciation (SC)
   2007.......................... 1,134   13.03 -    15.51  17,794    0.01    1.29  -   1.99  11.58  -   12.38
   2006.......................... 1,233   13.90 -    14.27  17,255    0.19    1.29  -   1.99   5.54  -    6.30
   2005.......................... 1,058   13.17 -    13.42  14,017    0.57    1.29  -   1.99   2.78  -    3.51
   2004..........................   495   12.82 -    12.97   6,386    0.15    1.29  -   1.99   4.49  -   29.68
   2003 (aa).....................   121   12.26 -    12.32   1,486    0.00    1.29  -   1.99  22.64  -   23.23

--------
(aa)For the period beginning May 1, 2003 and ended December 31, 2003

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                         At December 31,               For the year ended December 31,
                                  ------------------------------   ---------------------------------------
                                          Accumulation      Net    Investment Expense Ratio** Total Return***
                                  Units    Unit Value      Assets    Income     Lowest to        Lowest to
                                  (000s) Lowest to Highest (000s)    Ratio*      Highest          Highest
                                  ------ ---------------   ------- ---------- ------------    --------------
Investments in the Oppenheimer
  Variable Account Funds (Service
  Class ("SC"))
  Sub-Accounts (continued):
   Oppenheimer Core Bond (SC)
   2007.......................... 1,001  $10.63 -   $10.70 $10,817    4.49%   1.29% -   1.99%  2.01% -    2.74%
   2006..........................   692   10.42 -    10.59   7,295    2.80    1.29  -   1.99   2.85  -    3.58
   2005..........................   231   10.13 -    10.22   2,350    3.23    1.29  -   1.99   1.02  -    1.30
   2004 (ab).....................    31   10.10 -    10.12     310    0.00    1.29  -   1.79   1.05  -    1.18

   Oppenheimer Global
     Securities (SC)
   2007..........................   185   14.55 -    22.13   4,114    1.17    1.29  -   1.99   3.96  -    4.71
   2006..........................   197   21.28 -    21.92   4,214    0.89    1.29  -   1.99  15.03  -   15.85
   2005..........................   205   18.50 -    18.92   3,839    0.78    1.29  -   1.99  11.80  -   12.59
   2004..........................   172   16.55 -    16.81   2,874    0.83    1.29  -   1.99  16.51  -   17.35
   2003 (aa).....................    67   14.20 -    14.32     958    0.00    1.29  -   1.99  42.04  -   43.23

   Oppenheimer High
     Income (SC)
   2007..........................   669   14.39 -    14.93   9,821    6.99    1.29  -   1.99  -2.46  -   -1.76
   2006..........................   686   14.75 -    15.19  10,267    7.26    1.29  -   1.99   7.06  -    7.82
   2005..........................   679   13.78 -    14.09   9,461    5.60    1.29  -   1.99  -0.02  -    0.69
   2004..........................   420   13.78 -    13.99   5,849    2.89    1.29  -   1.99   6.57  -    7.33
   2003 (aa).....................    57   12.93 -    13.04     734    0.00    1.29  -   1.99  29.30  -   30.39

   Oppenheimer Main Street (SC)
   2007.......................... 1,614   12.73 -    16.05  25,883    0.85    1.29  -   1.99   2.07  -    2.80
   2006.......................... 1,657   12.38 -    15.72  25,860    0.95    1.29  -   1.99  12.48  -   13.28
   2005.......................... 1,354   13.98 -    14.30  18,868    0.92    1.29  -   1.99   3.64  -    4.38
   2004..........................   809   13.49 -    13.70  11,023    0.46    1.29  -   1.99   6.97  -    7.74
   2003 (aa).....................   226   12.61 -    12.71   2,858    0.00    1.29  -   1.99  26.07  -   27.13

   Oppenheimer Main Street
     Small Cap Growth (SC)
   2007..........................   484   13.06 -    19.96   9,488    0.17    1.29  -   1.99  -3.37  -   -2.67
   2006..........................   517   13.42 -    20.66  10,428    0.02    1.29  -   1.99  12.38  -   13.18
   2005..........................   422   18.38 -    18.80   7,695    0.00    1.29  -   1.99   7.54  -    8.30
   2004..........................   208   17.09 -    17.36   3,592    0.00    1.29  -   1.99  16.81  -   17.64
   2003 (aa).....................    70   14.63 -    14.75   1,023    0.00    1.29  -   1.99  46.32  -   47.55

--------
(aa)For the period beginning May 1, 2003 and ended December 31, 2003
(ab)For the period beginning October 1, 2004 and ended December 31, 2004

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                         At December 31,               For the year ended December 31,
                                  ------------------------------   ---------------------------------------
                                          Accumulation      Net    Investment Expense Ratio** Total Return***
                                  Units    Unit Value      Assets    Income     Lowest to        Lowest to
                                  (000s) Lowest to Highest (000s)    Ratio*      Highest          Highest
                                  ------ ---------------   ------- ---------- ------------    --------------
Investments in the Oppenheimer
  Variable Account Funds (Service
  Class ("SC"))
  Sub-Accounts (continued):
   Oppenheimer MidCap
     Fund (SC)
   2007..........................   236  $12.44 -   $16.62 $ 3,962    0.00%   1.29% -   1.99%  3.92% -    4.66%
   2006..........................   249   15.99 -    16.47   3,984    0.00    1.29  -   1.99   0.66  -    1.38
   2005..........................   220   15.89 -    16.25   3,529    0.00    1.29  -   1.99   9.76  -   10.54
   2004..........................   120   14.47 -    14.70   1,754    0.00    1.29  -   1.99  17.06  -   17.89
   2003 (aa).....................    50   12.36 -    12.47     621    0.00    1.29  -   1.99  23.64  -   24.68

   Oppenheimer Strategic
     Bond (SC)
   2007.......................... 2,033   11.71 -    14.59  29,956    3.40    1.29  -   1.99   7.36  -    8.13
   2006.......................... 2,135   13.59 -    14.00  29,149    4.05    1.29  -   1.99   5.11  -    5.85
   2005.......................... 1,769   12.93 -    13.22  22,993    3.54    1.29  -   1.99   0.45  -    1.16
   2004..........................   953   12.87 -    13.07  12,396    2.05    1.29  -   1.99   6.28  -    7.04
   2003 (aa).....................   134   12.11 -    12.21   1,624    0.00    1.29  -   1.99  21.11  -   22.13

Investments in the PIMCO Variable
  Insurance Trust Sub-Accounts:
   PIMCO VIT Commodity Real
     Return Strategy
   2007..........................     3   11.53 -    11.53      36    3.45    1.49  -   1.49  21.30  -   21.30
   2006 (v)......................     1    9.50 -     9.50       9   13.02    1.49  -   1.49  -4.96  -   -4.96

   PIMCO VIT Emerging
     Markets Bond (Admin
     Shares)
   2007..........................     2   11.12 -    11.16      28    3.20    1.49  -   1.69  11.24  -   11.62
   2006 (v)......................    --     N/A -      N/A      --    0.00    0.00  -   0.00    N/A  -     N/A

   PIMCO VIT Real Return
     (Advisor Shares)
   2007..........................    11   11.04 -    11.04     120    2.24    1.49  -   1.49   8.92  -    8.92
   2006 (v)......................     1   10.13 -    10.13       7   18.10    1.49  -   1.49   1.32  -    1.32

   PIMCO VIT Total Return
     (Advisor Shares)
   2007..........................    29   10.96 -    11.08     323    4.00    1.29  -   1.89   6.59  -    7.25
   2006 (v)......................    17   10.29 -    10.33     175    3.36    1.29  -   1.89   2.86  -    3.29

--------
(v)For the period beginning May 1, 2006, and ended December 31, 2006
(aa)For the period beginning May 1, 2003 and ended December 31, 2003

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                    At December 31,                For the year ended December 31,
                             ------------------------------   -----------------------------------------
                                     Accumulation      Net    Investment Expense Ratio**  Total Return***
                             Units    Unit Value      Assets    Income     Lowest to         Lowest to
                             (000s) Lowest to Highest (000s)    Ratio*      Highest           Highest
                             ------ ---------------   ------- ---------- ------------    ----------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts:
   VT American Government
     Income
   2007.....................  348   $13.12 -   $13.95 $ 4,847    4.79%   1.25% -   1.65%   6.57% -     7.00%
   2006.....................  442    12.31 -    13.04   5,748    4.38    1.25  -   1.65    1.52  -     1.93
   2005.....................  564    12.13 -    12.79   7,182    3.26    1.25  -   1.65   -0.31  -     0.09
   2004.....................  626    12.16 -    12.78   7,971    3.96    1.25  -   1.65    0.97  -     1.38
   2003.....................  784    12.05 -    12.61   9,849    4.22    1.25  -   1.65   -0.12  -     0.29

   VT Capital Appreciation
   2007.....................  107     8.76 -     9.02     957    0.16    1.25  -   1.65   -8.49  -    -8.12
   2006.....................  116     9.57 -     9.82   1,134    0.11    1.25  -   1.65   10.47  -    10.92
   2005.....................  126     8.66 -     8.85   1,111    0.44    1.25  -   1.65    6.10  -     6.53
   2004.....................  129     8.17 -     8.31   1,066    0.00    1.25  -   1.65   12.81  -    13.27
   2003.....................  135     7.24 -     7.34     986    0.00    1.25  -   1.65   22.74  -    23.23

   VT Capital Opportunities
   2007.....................   33    16.36 -    16.68     545    0.00    1.25  -   1.65  -11.05  -   -10.69
   2006.....................   27    18.40 -    18.67     503    0.09    1.25  -   1.65   13.78  -    83.96
   2005.....................   19    16.26 -    16.41     314    0.00    1.25  -   1.60    8.40  -     8.78
   2004.....................   11    15.00 -    15.09     158    0.67    1.25  -   1.60   16.23  -    16.65
   2003 (aa)................  103    12.90 -    12.93   1,330    4.31    1.25  -   1.65   28.98  -    29.32

   VT Discovery Growth
   2007.....................  186     5.91 -     6.09   1,134    0.00    1.25  -   1.65    8.49  -     8.93
   2006.....................  255     5.45 -     5.59   1,419    0.00    1.25  -   1.65    9.24  -     9.68
   2005.....................  311     4.99 -     5.10   1,576    0.00    1.25  -   1.65    5.48  -     5.91
   2004.....................  330     4.73 -     4.81   1,584    0.00    1.25  -   1.65    5.80  -     6.23
   2003.....................  357     4.47 -     4.53   1,614    0.00    1.25  -   1.65   29.83  -    30.35

   VT Diversified Income
   2007.....................  487    14.47 -    14.60   7,097    5.26    1.25  -   1.65    2.40  -     2.82
   2006.....................  611    14.14 -    14.20   8,673    5.72    1.25  -   1.65    4.54  -     4.97
   2005.....................  681    13.52 -    13.53   9,203    7.26    1.25  -   1.65    1.35  -     1.76
   2004.....................  724    13.29 -    13.34   9,623    9.43    1.25  -   1.65    7.40  -     7.84
   2003.....................  859    12.33 -    12.42  10,591    8.77    1.25  -   1.65   18.07  -    18.55

--------
(aa)For the period beginning May 1, 2003 and ended December 31, 2003

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                          At December 31,               For the year ended December 31,
                                   ------------------------------   ---------------------------------------
                                           Accumulation      Net    Investment Expense Ratio** Total Return***
                                   Units    Unit Value      Assets    Income     Lowest to        Lowest to
                                   (000s) Lowest to Highest (000s)    Ratio*      Highest          Highest
                                   ------ ---------------   ------- ---------- ------------    --------------
Investments in the Putnam Variable
  Trust
  Sub-Accounts (continued):
   VT Equity Income
   2007...........................   123  $16.27 -   $16.58 $ 2,024    1.58%   1.25% -   1.65%  1.48% -    1.89%
   2006...........................   107   16.03 -    16.27   1,746    1.08    1.25  -   1.65  17.36  -   60.29
   2005...........................   105   13.73 -    13.86   1,461    0.86    1.25  -   1.60   3.82  -    4.19
   2004...........................    79   13.30 -    13.23   1,044    0.00    1.25  -   1.60  10.03  -   10.42
   2003 (aa)......................    35   12.02 -    12.05     424    0.96    1.25  -   1.60  20.20  -   20.49

   VT The George Putnam Fund
     of Boston
   2007........................... 1,076   12.57 -    14.22  14,233    2.88    1.25  -   1.89  -0.96  -   -0.32
   2006........................... 1,250   12.61 -    14.36  16,504    2.48    1.25  -   1.89   9.81  -   10.53
   2005........................... 1,429   11.41 -    13.08  17,052    1.99    1.25  -   1.89   2.04  -    2.70
   2004........................... 1,459   11.11 -    11.99  16,826    1.82    1.25  -   1.89   6.16  -    6.86
   2003........................... 1,347   10.40 -    12.07  14,344    2.13    1.25  -   1.89  15.58  -   20.72

   VT Global Asset Allocation
   2007...........................   668   12.17 -    15.52   9,015    0.51    1.25  -   1.99   0.88  -    1.65
   2006...........................   700   11.98 -    15.39   9,404    2.73    1.25  -   1.99  10.62  -   11.45
   2005...........................   808   10.75 -    13.91   9,601    1.06    1.25  -   1.99   4.85  -    5.64
   2004...........................   634   10.17 -    13.27   6,870    1.71    1.25  -   1.99   7.74  -   32.67
   2003...........................   263    9.44 -    12.42   2,526    5.54    1.25  -   1.89  20.37  -   24.21

   VT Global Equity
   2007...........................   519    7.78 -    11.64   5,648    2.30    1.25  -   1.65   7.21  -    7.65
   2006...........................   624    7.25 -    10.82   6,466    0.34    1.25  -   1.65  21.19  -   21.68
   2005...........................   716    5.99 -     8.89   6,148    0.79    1.25  -   1.65   6.99  -    7.43
   2004...........................   760    5.59 -     8.27   6,090    1.94    1.25  -   1.65  11.81  -   12.26
   2003...........................   803    5.00 -     7.37   5,760    1.04    1.25  -   1.65  27.10  -   27.62

   VT Growth and Income
   2007........................... 2,942   11.01 -    15.83  34,296    1.44    1.25  -   1.99  -7.92  -   -7.22
   2006........................... 3,821   11.87 -    17.20  47,645    1.57    1.25  -   1.99  13.61  -   14.47
   2005........................... 4,520   10.37 -    15.14  49,045    1.54    1.25  -   1.99   3.92  -   51.36
   2004........................... 4,755    9.98 -    14.71  49,138    1.55    1.25  -   1.89   9.01  -    9.72
   2003........................... 4,927    9.09 -    13.49  45,824    1.71    1.25  -   1.89  25.79  -   34.93

--------
(aa)For the period beginning May 1, 2003 and ended December 31, 2003

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                       At December 31,                For the year ended December 31,
                                ------------------------------   ----------------------------------------
                                        Accumulation      Net    Investment Expense Ratio** Total Return***
                                Units    Unit Value      Assets    Income     Lowest to        Lowest to
                                (000s) Lowest to Highest (000s)    Ratio*      Highest          Highest
                                ------ ---------------   ------- ---------- ------------    ---------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
   VT Growth Opportunities
   2007........................   324  $ 4.79 -   $ 4.86 $ 1,572    0.06%   1.25% -   1.60%   3.71% -    4.08%
   2006........................   401    4.52 -     4.67   1,870    0.06    1.25  -   1.65    6.77  -    7.20
   2005........................   459    4.23 -     4.36   1,999    0.61    1.25  -   1.65    2.39  -    2.81
   2004........................   557    4.13 -     4.24   2,361    0.00    1.25  -   1.65    0.06  -    0.47
   2003........................   585    4.13 -     4.22   2,469    0.00    1.25  -   1.65  -58.72  -   21.52

   VT Health Sciences
   2007........................   366   12.49 -    12.89   4,485    0.87    1.25  -   1.99   -2.59  -   -1.85
   2006........................   483   12.72 -    13.24   6,022    0.32    1.25  -   1.99    0.75  -    1.51
   2005........................   590   12.53 -    13.14   7,252    0.06    1.25  -   1.99   10.95  -   11.79
   2004........................   642   11.21 -    11.84   7,075    0.18    1.25  -   1.99    4.99  -    5.79
   2003........................   657   10.60 -    11.28   6,848    0.52    1.25  -   1.99   12.78  -   16.91

   VT High Yield
   2007........................   640   13.86 -    15.91   9,675    8.01    1.25  -   1.99    0.74  -    1.50
   2006........................   699   13.65 -    15.79  10,335    7.43    1.25  -   1.99    8.33  -    9.15
   2005........................   739   12.51 -    14.58   9,945    8.00    1.25  -   1.99    1.81  -   45.79
   2004........................   637   12.28 -    14.46   8,255    7.70    1.25  -   1.89    8.45  -    9.16
   2003........................   583   11.25 -    13.33   6,667    8.96    1.25  -   1.89   24.96  -   33.33

   VT Income
   2007........................ 2,184   11.30 -    13.46  26,616    5.20    1.25  -   1.99    3.12  -    3.90
   2006........................ 2,390   10.96 -    12.95  28,341    4.31    1.25  -   1.99    2.45  -    3.22
   2005........................ 2,134   10.70 -    12.55  25,127    3.04    1.25  -   1.99    0.33  -    1.08
   2004........................ 1,697   10.67 -    12.41  20,522    3.96    1.25  -   1.99    2.36  -    3.13
   2003........................ 1,643   10.42 -    12.04  19,661    4.43    1.25  -   1.99    3.12  -    4.20

   VT International Equity
   2007........................ 1,061   18.08 -    22.35  19,422    2.96    0.83  -   1.89    6.31  -    7.47
   2006........................ 1,189   16.82 -    21.03  20,213    0.60    0.83  -   1.89   25.31  -   26.67
   2005........................ 1,187   13.28 -    16.78  15,890    1.41    0.83  -   1.89   10.08  -   11.27
   2004........................ 1,162   11.93 -    14.41  13,653    1.48    0.83  -   1.89   14.00  -   15.23
   2003........................ 1,258   10.42 -    13.37  12,739    0.85    1.25  -   1.89   26.92  -   33.70

   VT International Growth and
     Income
   2007........................   228   15.72 -    17.78   4,002    1.89    1.25  -   1.65    5.23  -    5.66
   2006........................   279   14.94 -    16.83   4,643    1.16    1.25  -   1.65   25.13  -   25.64
   2005........................   255   11.94 -    13.39   3,395    0.85    1.25  -   1.65   12.22  -   12.68
   2004........................   247   10.64 -    11.89   2,913    1.19    1.25  -   1.65   18.99  -   19.47
   2003........................   246    8.94 -     9.95   2,436    1.93    1.25  -   1.65   35.58  -   36.13

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                          At December 31,               For the year ended December 31,
                                   ------------------------------   ---------------------------------------
                                           Accumulation      Net    Investment Expense Ratio** Total Return***
                                   Units    Unit Value      Assets    Income     Lowest to        Lowest to
                                   (000s) Lowest to Highest (000s)    Ratio*      Highest          Highest
                                   ------ ---------------   ------- ---------- ------------    --------------
Investments in the Putnam Variable
  Trust
  Sub-Accounts (continued):
   VT International New
     Opportunities
   2007...........................   220  $ 9.28 -   $15.81 $ 3,066    0.90%   1.25% -   1.65% 11.33% -   11.79%
   2006...........................   201    8.33 -    14.14   2,737    1.32    1.25  -   1.65  24.06  -   24.56
   2005...........................   216    6.72 -    11.35   2,382    0.64    1.25  -   1.65  16.42  -   16.89
   2004...........................   229    5.77 -     9.71   2,167    0.98    1.25  -   1.65  11.48  -   11.93
   2003...........................   249    5.17 -     8.68   2,125    0.38    1.25  -   1.65  31.01  -   31.54

   VT Investors
   2007........................... 1,487    8.63 -    15.93  13,067    0.37    1.25  -   1.89  -6.97  -   -6.36
   2006........................... 1,791    9.22 -    17.12  16,820    0.40    1.25  -   1.89  11.79  -   12.51
   2005........................... 1,977    8.19 -    14.32  16,318    0.97    1.25  -   1.89   6.76  -    7.45
   2004........................... 2,137    7.62 -    13.41  16,303    0.46    1.25  -   1.89  10.51  -   11.23
   2003........................... 2,373    6.85 -    12.98  16,229    0.39    1.25  -   1.89  25.55  -   29.80

   VT Mid Cap Value
   2007...........................    57   18.14 -    18.49   1,045    1.49    1.25  -   1.65   0.00  -    0.41
   2006...........................    89   18.14 -    18.41   1,630    0.24    1.25  -   1.65  13.17  -   13.63
   2005...........................    86   16.03 -    16.20   1,391    0.20    1.25  -   1.65  10.59  -   11.04
   2004...........................    59   14.50 -    14.59     861    0.00    1.25  -   1.65  13.54  -   14.00
   2003 (aa)......................   144   12.77 -    12.80   1,845    1.58    1.25  -   1.65  27.67  -   28.01

   VT Money Market
   2007........................... 2,375   10.57 -    11.67  25,382    4.70    1.25  -   1.99   2.71  -    3.49
   2006........................... 2,501    9.97 -    11.27  25,940    4.52    1.25  -   1.99   2.30  -    3.07
   2005........................... 1,677    9.75 -    10.94  17,026    2.56    1.25  -   1.99   0.50  -    1.25
   2004...........................   971    9.70 -    10.80   9,953    0.53    1.25  -   1.99  -1.34  -   -0.60
   2003........................... 1,203    9.83 -    10.87  12,668    0.48    1.25  -   1.99  -1.68  -   -0.75

   VT New Opportunities
   2007...........................   979    9.38 -    17.40   8,831    0.00    1.25  -   1.89   3.73  -    4.41
   2006........................... 1,242    8.98 -    16.78  10,782    0.00    1.25  -   1.89   6.51  -    7.21
   2005........................... 1,453    8.38 -    15.75  11,647    0.11    1.25  -   1.89   7.93  -    8.63
   2004........................... 1,647    7.71 -    14.59  12,158    0.00    1.25  -   1.89   8.22  -    8.93
   2003........................... 1,777    7.08 -    13.48  12,001    0.00    1.25  -   1.89  30.78  -   34.84

--------
(aa)For the period beginning May 1, 2003 and ended December 31, 2003

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                   At December 31,                For the year ended December 31,
                            ------------------------------   -----------------------------------------
                                    Accumulation      Net    Investment Expense Ratio**  Total Return***
                            Units    Unit Value      Assets    Income     Lowest to         Lowest to
                            (000s) Lowest to Highest (000s)    Ratio*      Highest           Highest
                            ------ ---------------   ------- ---------- ------------    ----------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):

   VT New Value
   2007....................   915  $15.16 -   $18.10 $15,118    1.17%   1.25% -   1.99%  -6.79% -    -6.08%
   2006....................   951   16.15 -    19.42  16,533    1.05    1.25  -   1.99   13.71  -    14.57
   2005....................   881   14.09 -    17.08  13,222    0.79    1.25  -   1.99    3.79  -     4.57
   2004....................   699   13.48 -    16.45   9,913    0.78    1.25  -   1.99   13.13  -    13.99
   2003....................   612   11.82 -    14.54   7,393    1.15    1.25  -   1.99   30.82  -    45.42

   VT OTC & Emerging
     Growth
   2007....................   359    4.04 -     6.50   2,171    0.00    1.25  -   1.65   10.82  -    11.27
   2006....................   372    3.64 -     5.84   2,138    0.00    1.25  -   1.65   10.55  -    11.00
   2005....................   412    3.29 -     5.26   2,141    0.00    1.25  -   1.65    6.09  -     6.52
   2004....................   510    3.11 -     4.94   2,417    0.00    1.25  -   1.65    6.74  -     7.17
   2003.................... 1,311    2.91 -     4.61   4,642    0.00    1.25  -   1.65   33.48  -    34.02

   VT Research
   2007....................   478   10.28 -    15.33   5,054    0.44    1.25  -   1.89   -1.35  -    -0.70
   2006....................   606   10.36 -    15.54   6,410    0.56    1.25  -   1.89    9.21  -     9.92
   2005....................   701    9.42 -    14.23   6,796    0.84    1.25  -   1.89    3.03  -     3.70
   2004....................   784    9.09 -    13.81   7,312    0.00    1.25  -   1.89    5.53  -     6.22
   2003....................   825    8.55 -    13.08   7,079    0.28    1.25  -   1.89   23.76  -    30.83

   VT Small Cap Value
   2007....................   351   15.01 -    20.53   7,477    0.61    0.83  -   1.65  -14.17  -   -13.44
   2006....................   444   17.34 -    23.92  11,078    0.34    0.83  -   1.65   15.36  -    16.33
   2005....................   511   14.90 -    20.73  11,075    0.18    0.83  -   1.65    5.27  -     6.15
   2004....................   578   14.04 -    19.69  11,863    0.35    0.83  -   1.65   24.13  -    25.17
   2003....................   572   15.87 -    17.62   9,431    0.31    1.25  -   1.65   47.18  -    47.79

   VT Utilities Growth and
     Income
   2007....................   321   15.71 -    26.18   5,264    1.76    1.25  -   1.89   17.67  -    18.44
   2006....................   394   13.27 -    22.25   5,466    2.93    1.25  -   1.89   24.64  -    25.45
   2005....................   462   10.58 -    17.85   5,120    1.86    1.25  -   1.89    6.53  -     7.22
   2004....................   446    9.86 -    16.76   4,621    2.04    1.25  -   1.89   19.30  -    20.08
   2003....................   434    8.21 -    14.04   3,606    3.48    1.25  -   1.89   23.27  -    40.45

   VT Vista
   2007....................   523   10.93 -    18.18   5,827    0.00    1.25  -   1.99    1.73  -     2.50
   2006....................   688   10.67 -    17.87   7,273    0.00    1.25  -   1.99    3.36  -     4.14
   2005....................   776   10.24 -    17.29   7,958    0.00    1.25  -   1.99    9.92  -    10.75
   2004....................   836    9.25 -    15.73   7,662    0.00    1.25  -   1.99   17.12  -    57.31
   2003.................... 1,103    7.90 -    13.55   7,760    0.00    1.25  -   1.89   31.50  -    35.49

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                          At December 31,               For the year ended December 31,
                                   ------------------------------   ---------------------------------------
                                           Accumulation      Net    Investment Expense Ratio** Total Return***
                                   Units    Unit Value      Assets    Income     Lowest to        Lowest to
                                   (000s) Lowest to Highest (000s)    Ratio*      Highest          Highest
                                   ------ ---------------   ------- ---------- ------------    --------------
Investments in the Putnam Variable
  Trust
  Sub-Accounts (continued):
   VT Voyager
   2007........................... 1,775  $ 9.51 -   $14.10 $17,650    0.00%   1.25% -   1.99%  3.41% -    4.19%
   2006........................... 2,340    9.13 -    13.63  22,103    0.11    1.25  -   1.99   3.34  -    4.12
   2005........................... 2,746    8.76 -    13.19  24,544    0.67    1.25  -   1.99   4.38  -   31.93
   2004........................... 3,027    8.40 -    12.06  25,367    0.25    1.25  -   1.89   3.05  -    3.72
   2003........................... 3,124    8.10 -    12.39  24,653    0.35    1.25  -   1.89  23.35  -   23.87

Investments in the The Universal
  Institutional Funds, Inc.
  Sub-Accounts:
   Van Kampen UIF Emerging
     Markets Equity
   2007...........................    52   30.28 -    38.71   1,707    0.52    1.35  -   1.48  38.38  -   38.56
   2006...........................    75   21.61 -    28.17   1,745    0.79    1.35  -   1.48  35.13  -   35.31
   2005...........................    97   15.70 -    20.82   1,641    0.38    1.35  -   1.58  31.76  -   32.06
   2004...........................    94   11.91 -    14.84   1,215    0.71    0.83  -   1.58  21.18  -   48.41
   2003...........................    74    9.83 -    12.98     793    0.00    1.35  -   1.58  -1.68  -   47.67

   Van Kampen UIF Equity
     Growth
   2007...........................   216   14.90 -    15.23   2,979    0.00    1.29  -   1.89  19.59  -   20.32
   2006...........................   243   12.46 -    12.66   2,766    0.00    1.29  -   1.89   2.14  -    2.77
   2005...........................   289   12.19 -    12.32   3,148    0.46    1.29  -   1.89  13.53  -   14.22
   2004...........................   335   10.74 -    10.79   3,196    0.21    1.29  -   1.89   7.41  -    7.85
   2003...........................   234    6.37 -     8.46   2,000    0.00    1.35  -   1.58  22.97  -   23.25

   Van Kampen UIF
     International Magnum
   2007...........................    67   15.20 -    16.51   1,039    1.56    1.35  -   1.48  12.90  -   13.05
   2006...........................    81   13.29 -    13.45   1,102    0.09    1.35  -   1.48  23.30  -   23.46
   2005...........................    84   10.78 -    11.93     934    1.23    1.35  -   1.48   9.44  -    9.58
   2004...........................    95    9.85 -    10.89     961    3.85    1.35  -   1.48  15.66  -   15.81
   2003...........................   180    8.52 -    10.31   1,704    0.26    0.70  -   1.48   3.08  -   25.55

   Van Kampen UIF Mid Cap
     Growth
   2007...........................    58   18.36 -    19.91   1,076    0.00    0.83  -   1.58  20.73  -   21.65
   2006...........................    72   15.21 -    16.36   1,108    0.00    0.83  -   1.58   7.57  -    8.37
   2005...........................    91   14.14 -    15.10   1,288    0.00    0.83  -   1.58  15.73  -   16.60
   2004...........................    83   12.22 -    12.95   1,019    0.00    0.83  -   1.58  19.69  -   20.59
   2003...........................    58   10.21 -    10.74     596    0.00    0.83  -   1.58   2.07  -   40.59

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                        At December 31,               For the year ended December 31,
                                 -----------------------------   -----------------------------------------
                                         Accumulation      Net   Investment Expense Ratio**  Total Return***
                                 Units    Unit Value      Assets   Income     Lowest to         Lowest to
                                 (000s) Lowest to Highest (000s)   Ratio*      Highest           Highest
                                 ------ ---------------   ------ ---------- ------------    ----------------
Investments in the The Universal
  Institutional Funds, Inc.
  Sub-Accounts (continued):
   Van Kampen UIF U.S. Mid
     Cap Value
   2007.........................  285   $15.52 -   $17.70 $4,448    0.68%   0.83% -   1.99%   5.69% -     6.95%
   2006.........................  350    14.68 -    16.55  5,131    0.29    0.83  -   1.99   18.30  -    19.70
   2005.........................  446    12.41 -    13.83  5,491    0.31    0.83  -   1.99   10.08  -    11.38
   2004.........................  496    11.28 -    12.41  5,518    0.03    0.83  -   1.99   12.76  -    13.65
   2003.........................  258     9.52 -    10.92  2,509    0.00    0.83  -   1.58    9.22  -    39.29

   Van Kampen UIF U.S. Real
     Estate
   2007.........................   60    21.87 -    25.60  1,536    1.08    0.83  -   1.58  -18.38  -   -17.76
   2006.........................   75    26.59 -    31.37  2,385    1.13    0.83  -   1.58   35.89  -    36.91
   2005.........................   97    19.42 -    23.08  2,250    1.22    0.83  -   1.58   15.22  -    16.09
   2004.........................  116    16.73 -    20.03  2,348    1.56    0.83  -   1.58   34.26  -    35.27
   2003.........................  112    12.37 -    14.92  1,700    0.00    0.83  -   1.58   23.69  -    36.29

Investments in the The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts:
   Van Kampen UIF Emerging
     Markets Debt (Class II)
   2007.........................  290    12.73 -    18.59  5,427    7.33    1.29  -   1.99    4.27  -     5.01
   2006.........................  300    17.83 -    18.37  5,334    9.20    1.29  -   1.99    8.60  -     9.38
   2005.........................  296    16.42 -    16.79  4,820    7.92    1.29  -   1.99    9.91  -    10.69
   2004.........................  179    14.94 -    15.17  2,613    7.96    1.29  -   1.99    7.89  -     8.66
   2003 (aa)....................   31    11.32 -    13.84    388    0.00    1.29  -   1.99   13.19  -    38.44

   Van Kampen UIF Emerging
     Markets Equity (Class II)
   2007.........................   44    43.62 -    44.88  1,968    0.45    1.29  -   1.89   37.79  -    38.64
   2006.........................   52    31.66 -    32.37  1,657    0.75    1.29  -   1.89   34.58  -    35.40
   2005.........................   48    23.52 -    23.91  1,148    0.38    1.29  -   1.89   31.25  -    32.05
   2004.........................   43    17.92 -    18.10    768    0.63    1.29  -   1.89   20.67  -    21.41
   2003 (z).....................   17    14.85 -    14.91    259    0.00    1.29  -   1.89   48.51  -    49.12

--------
(z)For the period beginning July 1, 2003 and ended December 31, 2003
(aa)For the period beginning May 1, 2003 and ended December 31, 2003

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                              At December 31,              For the year ended December 31,
                                       -----------------------------   ---------------------------------------
                                               Accumulation      Net   Investment Expense Ratio** Total Return***
                                       Units    Unit Value      Assets   Income     Lowest to        Lowest to
                                       (000s) Lowest to Highest (000s)   Ratio*      Highest          Highest
                                       ------ ---------------   ------ ---------- ------------    --------------
Investments in the The Universal
  Institutional Funds, Inc. (Class II)
  Sub-Accounts (continued):
   Van Kampen UIF Equity and
     Income (Class II)
   2007...............................  460   $12.87 -   $13.21 $6,211    1.98%   1.29% -   1.99%  1.29% -    2.02%
   2006...............................  437    12.70 -    15.07  5,877    1.28    1.29  -   1.99  10.34  -   11.13
   2005...............................  427    11.51 -    13.56  5,241    0.74    1.29  -   1.99   6.00  -   15.11
   2004...............................  176    10.94 -    10.99  2,114    0.00    1.29  -   1.89   9.44  -    9.89
   2003 (z)...........................    8    11.57 -    11.62     98    0.90    1.29  -   1.89  15.75  -   16.22

   Van Kampen UIF Equity
     Growth (Class II)
   2007...............................   90    14.70 -    15.09  1,422    0.00    1.29  -   1.99  19.23  -   20.09
   2006...............................   99    12.33 -    14.51  1,309    0.00    1.29  -   1.99   1.75  -    2.48
   2005...............................  109    12.12 -    12.27  1,421    0.34    1.29  -   1.99  13.99  -   21.21
   2004...............................   86    10.72 -    12.42  1,006    0.12    1.29  -   1.89   6.04  -    7.16
   2003 (z)...........................   36    11.67 -    11.71    426    0.00    1.29  -   1.89  16.67  -   17.15

   Van Kampen UIF Global
     Franchise (Class II)
   2007...............................  585    15.54 -    15.99  9,690    0.00    1.29  -   1.99   7.58  -    8.36
   2006...............................  541    14.45 -    18.08  8,344    1.44    1.29  -   1.99  19.10  -   19.95
   2005...............................  421    12.13 -    15.07  5,616    0.00    1.29  -   1.99   9.75  -   10.54
   2004...............................  206    11.05 -    11.13  2,566    0.19    1.29  -   1.99  10.52  -   11.31
   2003 (z)...........................   13    12.20 -    12.25    158    0.00    1.29  -   1.89  22.01  -   22.51

   Van Kampen UIF Int'l Growth
     Equity (Class II)
   2007...............................    9    12.01 -    12.14    108    0.17    1.29  -   1.89  12.09  -   12.78
   2006 (v)...........................    6    10.72 -    10.76     69    0.28    1.29  -   1.89   7.17  -    7.61

   Van Kampen UIF Mid Cap
     Growth (Class II)
   2007...............................  364    11.92 -    23.08  5,385    0.00    1.29  -   1.89  20.28  -   21.02
   2006...............................  279    19.19 -    19.62  3,785    0.00    1.29  -   1.89   7.08  -    7.73
   2005...............................  127    17.92 -    18.21  2,287    0.00    1.29  -   1.89  15.09  -   15.79
   2004...............................   98    15.57 -    15.73  1,532    0.00    1.29  -   1.89  19.18  -   19.91
   2003 (z)...........................   48    13.06 -    13.12    630    0.00    1.29  -   1.89  30.63  -   31.16

--------
(v)For the period beginning May 1, 2006, and ended December 31, 2006
(z)For the period beginning July 1, 2003 and ended December 31, 2003

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                        At December 31,                For the year ended December 31,
                                 ------------------------------   -----------------------------------------
                                         Accumulation      Net    Investment Expense Ratio**  Total Return***
                                 Units    Unit Value      Assets    Income     Lowest to         Lowest to
                                 (000s) Lowest to Highest (000s)    Ratio*      Highest           Highest
                                 ------ ---------------   ------- ---------- ------------    ----------------
Investments in the The Universal
  Institutional Funds, Inc.
  (Class II)
  Sub-Accounts (continued):
   Van Kampen UIF Small
     Company Growth
     (Class II)
   2007.........................  117   $19.34 -   $19.99 $ 2,235    0.00%   1.29% -   1.99%   0.90% -     1.63%
   2006.........................  124    19.17 -    19.67   2,350    0.00    1.29  -   1.99    9.62  -    10.40
   2005.........................  124    17.49 -    17.82   2,167    0.00    1.29  -   1.99   10.64  -    11.43
   2004.........................  107    15.80 -    15.99   1,708    0.00    1.29  -   1.99   16.58  -    17.41
   2003 (aa)....................   61    13.56 -    13.62     823    0.00    1.29  -   1.99   35.56  -    36.21

   Van Kampen UIF U.S. Mid
     Cap Value (Class II)
   2007.........................  462    14.51 -    15.46   7,920    0.59    1.29  -   1.99    5.59  -     6.35
   2006.........................  462    14.65 -    19.98   7,654    0.22    1.29  -   1.99   18.23  -    19.07
   2005.........................  393    12.39 -    16.78   5,776    0.27    1.29  -   1.99   10.71  -    23.87
   2004.........................  290    11.28 -    15.16   3,972    0.01    1.29  -   1.89   12.77  -    13.05
   2003 (z).....................   87    13.35 -    13.41   1,166    0.00    1.29  -   1.89   33.54  -    34.08

   Van Kampen UIF U.S. Real
     Estate (Class II)
   2007.........................  441    21.96 -    24.17  10,657    0.98    1.29  -   1.99  -18.93  -   -18.35
   2006.........................  428    29.82 -    30.72  12,670    1.00    1.29  -   1.99   34.94  -    35.90
   2005.........................  469    22.10 -    22.60  10,277    1.23    1.29  -   1.99   14.44  -    15.25
   2004.........................  315    17.17 -    19.31   6,008    1.66    1.29  -   1.99   33.37  -    34.32
   2003 (aa)....................   56    12.79 -    14.48     769    0.00    1.29  -   1.99   27.85  -    44.79

Investments in the Van Kampen
  Life Investment Trust
  Sub-Accounts:
   LIT Comstock
   2007.........................  339    13.65 -    14.37   4,955    2.00    0.83  -   1.58   -3.59  -    -2.86
   2006.........................  432    14.16 -    14.79   6,507    1.49    0.83  -   1.58   14.46  -    15.32
   2005.........................  503    12.37 -    12.82   6,581    1.18    0.83  -   1.58    2.74  -     3.51
   2004.........................  473    12.04 -    12.39   6,011    0.94    0.83  -   1.58   15.91  -    16.78
   2003.........................  347    11.51 -    11.51   3,808    0.84    0.83  -   1.58   29.36  -    29.36

--------
(z)For the period beginning July 1, 2003 and ended December 31, 2003
(aa)For the period beginning May 1, 2003 and ended December 31, 2003

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                          At December 31,               For the year ended December 31,
                                   ------------------------------   ---------------------------------------
                                           Accumulation      Net    Investment Expense Ratio** Total Return***
                                   Units    Unit Value      Assets    Income     Lowest to        Lowest to
                                   (000s) Lowest to Highest (000s)    Ratio*      Highest          Highest
                                   ------ ---------------   ------- ---------- ------------    --------------

Investments in the Van Kampen
  Life Investment Trust
  Sub-Accounts (continued):
   LIT Government
   2007...........................    42  $12.17 -   $12.17 $   516    4.83%   1.25% -   1.25%  5.99% -    5.99%
   2006...........................    48   11.48 -    11.48     549    4.44    1.25  -   1.25   2.06  -    2.06
   2005...........................    50   11.25 -    11.25     565    3.94    1.25  -   1.25   2.26  -    2.26
   2004...........................    49   11.00 -    11.00     539    4.85    1.25  -   1.25   2.87  -    2.87
   2003...........................    57   10.69 -    10.69     607    4.27    1.25  -   1.25   0.47  -    0.47

   LIT Money Market
   2007...........................   192   11.09 -    11.09   2,132    4.53    1.25  -   1.25   3.41  -    3.41
   2006...........................   182   10.73 -    10.73   1,950    4.55    1.25  -   1.25   3.13  -    3.13
   2005...........................   179   10.40 -    10.40   1,863    2.70    1.25  -   1.25   1.41  -    1.41
   2004...........................   200   10.26 -    10.26   2,048    0.91    1.25  -   1.25  -0.46  -   -0.46
   2003...........................   193   10.31 -    10.31   1,987    0.58    1.25  -   1.25  -0.69  -   -0.69

   LIT Strat Growth
   2007...........................   248    5.60 -     5.84   2,195    0.05    1.25  -   1.58  15.12  -   15.50
   2006...........................   280    4.85 -     5.07   2,213    0.00    1.25  -   1.58   1.25  -    1.58
   2005...........................   321    4.77 -     5.01   2,613    0.26    1.25  -   1.58   6.25  -    6.59
   2004...........................   335    4.72 -     4.48   2,674    0.00    1.25  -   1.58   5.36  -    5.70
   2003...........................   345    4.24 -     4.24   2,725    0.00    1.25  -   1.25  25.75  -   25.75

Investments in the Van Kampen
  Life Investment Trust (Class II)
  Sub-Accounts:
   LIT Aggressive Growth
     (Class II)
   2007...........................   114   14.21 -    14.33   1,793    0.00    1.29  -   1.99  15.25  -   16.08
   2006...........................   127   12.43 -    12.67   1,764    0.00    1.29  -   1.99   2.84  -    3.57
   2005...........................   139   12.09 -    16.00   1,876    0.00    1.29  -   1.99   8.91  -    9.68
   2004...........................   146   11.10 -    11.19   1,790    0.00    0.83  -   1.99  11.00  -   11.87
   2003...........................    39   12.81 -    12.86     503    0.00    1.29  -   1.89  28.11  -   28.64

   LIT Comstock (Class II)
   2007........................... 1,435   11.67 -    12.57  20,339    1.68    1.29  -   1.99  -4.28  -   -3.60
   2006........................... 1,611   13.13 -    17.09  23,968    1.30    1.29  -   1.99  13.74  -   14.55
   2005........................... 1,622   11.54 -    14.92  21,615    0.83    1.29  -   1.99   2.04  -    2.77
   2004........................... 1,093   11.31 -    11.37  14,647    0.56    1.29  -   1.99  13.12  -   13.66
   2003...........................   562   12.47 -    12.53   6,425    0.00    1.29  -   1.89  24.75  -   25.25

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                          At December 31,               For the year ended December 31,
                                   ------------------------------   -------------------------------------------
                                           Accumulation      Net    Investment                     Total Return***
                                   Units    Unit Value      Assets    Income   Expense Ratio**        Lowest to
                                   (000s) Lowest to Highest (000s)    Ratio*   Lowest to Highest       Highest
                                   ------ ---------------   ------- ---------- ----------------    --------------
Investments in the Van Kampen
  Life Investment Trust (Class II)
  Sub-Accounts (continued):

   LIT Growth and Income
     (Class II)
   2007...........................  771   $12.72 -   $18.31 $13,554    1.43%   1.29%   -    1.99%   0.47% -    1.19%
   2006...........................  888    18.22 -    18.77  15,462    0.98    1.29    -    1.99   13.67  -   14.48
   2005...........................  804    16.03 -    16.39  12,452    0.73    1.29    -    1.99    7.54  -    8.31
   2004...........................  553    13.99 -    14.90   8,063    0.47    1.29    -    1.99   11.85  -   12.65
   2003 (aa)......................  183    12.42 -    13.33   2,373    0.00    1.29    -    1.99   24.23  -   33.26

   LIT Money Market (Class II)
   2007...........................  871    10.34 -    10.64   9,200    4.77    1.29    -    1.99    2.37  -    3.10
   2006...........................  906    10.10 -    10.32   9,298    4.13    1.29    -    1.99    2.10  -    2.83
   2005...........................  891     9.89 -    10.04   8,905    2.61    1.29    -    1.99    0.40  -    1.11
   2004...........................  554     9.85 -     9.93   5,487    0.78    1.29    -    1.99   -1.45  -   -0.75
   2003 (ac)......................    4    10.00 -    10.00      40    0.00    1.29    -    1.29    0.00  -    0.00

   LIT Strat Growth II
   2007...........................  237    14.87 -    15.43   3,375    0.00    1.29    -    1.99   14.31  -   15.13
   2006...........................  276    13.01 -    13.45   3,404    0.00    1.29    -    1.99    0.59  -    1.30
   2005...........................  316    12.93 -    13.27   3,766    0.01    1.29    -    1.99    5.50  -    6.25
   2004...........................  270    12.26 -    12.45   2,951    0.00    1.29    -    1.99    4.65  -    5.40
   2003...........................  161    11.71 -    11.85   1,506    0.00    1.29    -    1.99   17.12  -   18.53

Investments in the Wells Fargo
  Variable Trust
  Sub-Accounts:
   Wells Fargo Advantage Asset
     Allocation
   2007...........................   50    12.57 -    12.57     630    2.32    1.25    -    1.25    6.25  -    6.25
   2006...........................   54    11.83 -    11.83     645    2.24    1.25    -    1.25   10.75  -   10.75
   2005...........................   57    10.69 -    10.69     613    2.04    1.25    -    1.25    3.69  -    3.69
   2004...........................   59    10.31 -    10.31     612    1.95    1.25    -    1.25    7.98  -    7.98
   2003...........................   67     9.54 -     9.54     636    1.65    1.25    -    1.25   20.57  -   20.57

--------
(aa)For the period beginning May 1, 2003 and ended December 31, 2003
(ac)For the period beginning December 31, 2003 and ended December 31, 2003

                 ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

5. Financial Highlights (continued)

                                        At December 31,              For the year ended December 31,
                                 -----------------------------   -------------------------------------------
                                         Accumulation      Net   Investment
                                 Units    Unit Value      Assets   Income   Expense Ratio**     Total Return***
                                 (000s) Lowest to Highest (000s)   Ratio*   Lowest to Highest   Lowest to Highest
                                 ------ ---------------   ------ ---------- ----------------    --------------
Investments in the Wells Fargo
  Variable Trust
  Sub-Accounts (continued):
   Wells Fargo Advantage Equity
     Income
   2007.........................   31   $13.13 -   $13.13  $413     1.39%   1.25%   -    1.25%   1.52% -    1.52%
   2006.........................   40    12.94 -    12.94   514     1.59    1.25    -    1.25   17.08  -   17.08
   2005.........................   31    11.05 -    11.05   345     1.45    1.25    -    1.25    4.07  -    4.07
   2004.........................   30    10.62 -    10.62   323     1.52    1.25    -    1.25    9.69  -    9.69
   2003.........................   26     9.68 -     9.68   250     1.54    1.25    -    1.25   24.63  -   24.63

   Wells Fargo Advantage Large
     Company Core
   2007.........................   77     7.69 -     7.69   589     0.00    1.25    -    1.25    1.03  -    1.03
   2006.........................   68     7.61 -     7.61   521     0.68    1.25    -    1.25   14.21  -   14.21
   2005.........................   73     6.67 -     6.67   488     0.63    1.25    -    1.25   -3.46  -   -3.46
   2004.........................   56     6.90 -     6.90   387     0.00    1.25    -    1.25    7.02  -    7.02
   2003.........................   40     6.45 -     6.45   260     0.00    1.25    -    1.25   22.04  -   22.04

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2007 and 2006 and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company of New York as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for uncertainty in income taxes and accounting for deferred acquisition costs associated with internal replacements in 2007.


/s/ Deloitte & Touche LLP
-------------------------
Chicago, Illinois
March 13, 2008

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                   ------------------------------
(IN THOUSANDS)                                                                       2007       2006       2005
                                                                                   --------   --------   --------
REVENUES
Premiums (net of reinsurance ceded of $21,020, $20,837 and $16,046)                $ 69,124   $ 84,313   $ 68,538
Contract charges (net of reinsurance ceded of $21,158, $12,295 and $835)             59,530     63,426     66,280
Net investment income                                                               386,738    373,064    356,162
Realized capital gains and losses                                                      (831)   (22,085)    (5,192)
                                                                                   --------   --------   --------
                                                                                    514,561    498,718    485,788
                                                                                   --------   --------   --------
COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $16,913, $16,085 and $8,510)    181,803    190,506    183,227
Interest credited to contractholder funds (net of reinsurance recoveries of
   $13,508, $9,698 and zero)                                                        177,407    167,171    161,936
Amortization of deferred policy acquisition costs                                    53,445     31,672     41,663
Operating costs and expenses                                                         37,624     46,578     43,497
                                                                                   --------   --------   --------
                                                                                    450,279    435,927    430,323
Gain (loss) on disposition of operations                                                429    (10,694)         1
                                                                                   --------   --------   --------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                                     64,711     52,097     55,466
Income tax expense                                                                   22,802     17,755     20,945
                                                                                   --------   --------   --------
NET INCOME                                                                           41,909     34,342     34,521
                                                                                   --------   --------   --------
OTHER COMPREHENSIVE LOSS, AFTER TAX
Change in unrealized net capital gains and losses                                   (12,850)   (50,930)   (26,287)
                                                                                   --------   --------   --------
COMPREHENSIVE INCOME (LOSS)                                                        $ 29,059   $(16,588)  $  8,234
                                                                                   ========   ========   ========

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION

                                                                                             DECEMBER 31,
                                                                                       -----------------------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                     2007         2006
                                                                                       ----------   ----------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $5,928,899 and $5,542,227)   $6,271,128   $5,887,139
   Mortgage loans                                                                         725,301      708,449
   Short-term                                                                              22,688      142,334
   Policy loans                                                                            38,509       38,168
   Other                                                                                        3        3,784
                                                                                       ----------   ----------
      Total investments                                                                 7,057,629    6,779,874
Cash                                                                                        7,356        7,090
Deferred policy acquisition costs                                                         278,664      278,625
Accrued investment income                                                                  64,514       63,843
Reinsurance recoverables                                                                  381,431      437,422
Current income taxes receivable                                                               146          862
Other assets                                                                               47,079       42,488
Separate Accounts                                                                         948,358    1,009,784
                                                                                       ----------   ----------
         TOTAL ASSETS                                                                  $8,785,177   $8,619,988
                                                                                       ==========   ==========
LIABILITIES
Reserve for life-contingent contract benefits                                          $2,016,971   $1,926,492
Contractholder funds                                                                    4,848,461    4,708,428
Deferred income taxes                                                                      39,737       47,940
Other liabilities and accrued expenses                                                    241,756      243,338
Payable to affiliates, net                                                                  8,035       30,031
Reinsurance payable to parent                                                                 987          979
Separate Accounts                                                                         948,358    1,009,784
                                                                                       ----------   ----------
         TOTAL LIABILITIES                                                              8,104,305    7,966,992
                                                                                       ----------   ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 11)
SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100 thousand shares authorized, issued and outstanding         2,500        2,500
Additional capital paid-in                                                                140,000      140,000
Retained income                                                                           473,184      432,458
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                 65,188       78,038
                                                                                       ----------   ----------
         Total accumulated other comprehensive income                                      65,188       78,038
                                                                                       ----------   ----------
         TOTAL SHAREHOLDER'S EQUITY                                                       680,872      652,996
                                                                                       ----------   ----------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                    $8,785,177   $8,619,988
                                                                                       ==========   ==========

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                   DECEMBER 31,
                                                         ------------------------------
(IN THOUSANDS)                                             2007       2006       2005
                                                         --------   --------   --------
COMMON STOCK                                             $  2,500   $  2,500   $  2,500
                                                         --------   --------   --------
ADDITIONAL CAPITAL PAID IN
Balance, beginning of year                                140,000    140,000    120,000
Capital contribution                                           --         --     20,000
                                                         --------   --------   --------
Balance, end of year                                      140,000    140,000    140,000
                                                         --------   --------   --------
RETAINED INCOME
Balance, beginning of year                                432,458    395,965    361,480
Net income                                                 41,909     34,342     34,521
Cumulative effect of change in accounting principle        (1,183)        --         --
Gain on recapture of reinsurance agreement with parent         --      2,151         --
Dividend-in-kind                                               --         --        (36)
                                                         --------   --------   --------
Balance, end of year                                      473,184    432,458    395,965
                                                         --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                 78,038    128,968    155,255
Change in unrealized net capital gains and losses         (12,850)   (50,930)   (26,287)
                                                         --------   --------   --------
Balance, end of year                                       65,188     78,038    128,968
                                                         --------   --------   --------
TOTAL SHAREHOLDER'S EQUITY                               $680,872   $652,996   $667,433
                                                         ========   ========   ========

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                    -----------------------------------
(IN THOUSANDS)                                                                         2007        2006          2005
                                                                                    ---------   ---------   -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                          $  41,909   $  34,342   $    34,521
Adjustments to reconcile net income to net cash provided by operating activities:
   Amortization and other non-cash items                                              (75,534)    (72,250)      (58,887)
   Realized capital gains and losses                                                      831      22,085         5,192
   (Gain) loss on disposition of operations                                              (429)     10,694            (1)
   Interest credited to contractholder funds                                          177,407     167,171       161,936
   Changes in:
      Reserve for life-contingent contract benefits and contractholder funds           13,877      26,648        36,533
      Deferred policy acquisition costs                                                 5,871     (31,265)      (26,542)
      Income taxes                                                                         69      (5,467)        2,591
      Other operating assets and liabilities                                          (39,455)     23,605       (15,285)
                                                                                    ---------   ---------   -----------
         Net cash provided by operating activities                                    124,546     175,563       140,058
                                                                                    ---------   ---------   -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                                        409,552     877,430       481,745
Investment collections
   Fixed income securities                                                            108,565     115,003       160,281
   Mortgage loans                                                                      61,128      73,110        54,795
Investment purchases
   Fixed income securities                                                           (762,846)   (954,087)   (1,086,370)
   Mortgage loans                                                                     (77,854)   (144,267)     (205,389)
Change in short-term investments, net                                                  55,621     (28,239)       29,687
Change in other investments, net                                                        2,850       3,486         2,305
Disposition of operations                                                                (243)   (389,601)           --
Change in policy loans                                                                   (341)     (1,470)       (1,750)
                                                                                    ---------   ---------   -----------
         Net cash used in investing activities                                       (203,568)   (448,635)     (564,696)
                                                                                    ---------   ---------   -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                                       --          --        20,000
Contractholder fund deposits                                                          542,517     793,233       878,614
Contractholder fund withdrawals                                                      (463,229)   (516,889)     (478,782)
                                                                                    ---------   ---------   -----------
         Net cash provided by financing activities                                     79,288     276,344       419,832
                                                                                    ---------   ---------   -----------
NET INCREASE (DECREASE) IN CASH                                                           266       3,272        (4,806)
CASH AT BEGINNING OF YEAR                                                               7,090       3,818         8,624
                                                                                    ---------   ---------   -----------
CASH AT END OF YEAR                                                                 $   7,356   $   7,090   $     3,818
                                                                                    =========   =========   ===========

                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1.GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management has identified the Company as a single segment entity.

     To conform to the current year presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products and voluntary accident and health insurance products to individual customers in the state of New York. The principal products are traditional, interest-sensitive and variable life insurance, voluntary accident and health insurance, and fixed annuities. The following table summarizes premiums and contract charges by product.

($ IN THOUSANDS)                         2007      2006       2005
                                      --------   --------   --------
PREMIUMS
Traditional life insurance            $ 24,997   $ 24,298   $ 26,067
Immediate annuities with life
 contingencies                          37,491     54,877     38,322
Other                                    6,636      5,138      4,149
                                      --------   --------   --------
TOTAL PREMIUMS                          69,124     84,313     68,538

CONTRACT CHARGES
Interest-sensitive life insurance       51,155     46,448     42,315
Fixed annuities                          8,375      8,851      7,237
Variable annuities                          --      8,127     16,728
                                      --------   --------   --------
TOTAL CONTRACT CHARGES                  59,530     63,426     66,280
                                      --------   --------   --------
TOTAL PREMIUMS AND CONTRACT           $128,654   $147,739   $134,818
                                      ========   ========   ========

     The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies, independent agents (including master brokerage agencies and workplace enrolling agents), and financial services firms, such as broker-dealers and specialized structured settlement brokers.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, commercial mortgage-backed securities, asset-backed securities, mortgage-backed securities and redeemable preferred stocks. Fixed income securities may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The fair value of fixed income securities is based upon observable market quotations, other market observable data or is derived from such quotations and market observable data. The fair value of privately placed fixed income securities is generally based on widely accepted pricing valuation models, which are developed internally. The valuation models use security specific information such as the credit rating of the insurer, industry sector of the issuer, maturity, estimated duration, call provisions, sinking fund requirements, coupon rate, quoted market prices of comparable securities and estimated liquidity premiums to determine security specific credit spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of deferred income taxes, certain life and annuity deferred policy acquisition costs, certain deferred sales inducement costs, and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within Statement of Cash Flows.

     Reported in fixed income securities are hybrid securities which have characteristics of fixed income securities and equity securities. Many of these securities have attributes most similar to those of fixed income securities such as a stated interest rate, a mandatory redemption date or a punitive interest rate step-up feature which, in most cases would compel the issuer to redeem the security at a specified call date. Hybrid securities are carried at fair value and amounted to $224.5 million and $184.0 million at December 31, 2007 and 2006, respectively.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Short-term investments are carried at cost or amortized cost that approximates fair value. Policy loans are carried at the unpaid principle balances. Other investments consist primarily of derivative financial instruments.

     In connection with Company's securities lending business activities, funds received in connection with securities repurchase agreements are invested and classified as short-term investments or fixed income securities available for sale as applicable. For the Company's securities lending business activities, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to return the collateral or funds received.

     Investment income consists primarily of interest and is recognized on an accrual basis using the effective yield method. Interest income for mortgage-backed securities, commercial mortgage-backed securities and asset backed-securities is determined considering estimated principal repayments obtained from widely accepted third party data sources and internal estimates. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other-than-temporary declines in fair value and periodic changes in the fair value and settlements of certain derivatives including hedge ineffectiveness. Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities and short-term investments when the decline in fair value is deemed other-than-temporary (see Note 6).

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include foreign currency swaps, interest rate caps, interest rate futures, and re-investment related and equity market risk transfer reinsurance agreements with ALIC that meet the accounting definition of a derivative (see Note 5). Foreign currency swaps involve the future exchange or delivery of foreign currency on terms negotiated at the inception of the contract. Interest rate cap agreements give the holder the right to receive at a future date, the amount, if any, by which a specified market interest rate exceeds the fixed cap, applied to a notional amount. Interest rate futures are defined as commitments to buy or sell designated financial instruments based on specified prices or yields. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain variable life and annuity contracts.

     All derivatives are accounted for on a fair value basis and reported as other investments, reinsurance recoverables, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contracts. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits or realized capital gains and losses.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. In the case of a cash flow hedge, this documentation includes the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses. There was no hedge ineffectiveness in 2007, 2006 or 2005.

     CASH FLOW HEDGES The Company designates its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability, or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged or forecasted transaction is no longer probable, or the hedged asset becomes other than temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as a non-hedge, or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying amount for the liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset, which has become other-than-temporarily impaired, or is a liability which an increase has been recognized for the obligation, the adjustment made to the amortized cost for fixed income securities, the carrying value for mortgage loans or the

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NOTES TO FINANCIAL STATEMENTS (cont'd)

carrying amount for the liability is subject to the accounting policies applied to other-than-temporarily impaired assets.

     When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If the cash flow hedge is no longer effective, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate and equity price risk management strategies for which hedge accounting is not applied. These derivatives consist of interest rate caps, financial futures contracts, and re-investment related and equity market risk transfer reinsurance agreements with ALIC that meet the accounting definition of a derivative.

     Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following line items during the reporting period: realized capital gains and losses or contract benefits. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks respectively within the Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Statements of Cash Flows.

SECURITIES LOANED

     The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. These transactions are short-term in nature, usually 30 days or less.

     The Company receives collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large brokerage firms.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums so that profits are recognized over the life of the policy.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenues when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities and immediate annuities

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NOTES TO FINANCIAL STATEMENTS (cont'd)

without life contingencies are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration, and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Interest credited also includes amortization of deferred sales inducement ("DSI") expenses. DSI is amortized into interest credited using the same method used to amortize deferred policy acquisition costs ("DAC").

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits. Subsequent to our disposal of all of our variable annuity business through reinsurance agreements with Prudential in 2006 (see Note 3), the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting costs. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Statements of Operations and Comprehensive Income. DAC is amortized to income and included in amortization of deferred policy acquisition costs on the Statements of Operations and Comprehensive Income. DSI is reported in other assets and amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

     For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For interest-sensitive life, annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior DAC balance and uses rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of customer surrender rates, partial withdrawals and deaths generally result in the majority of DAC being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of total gross profits.

     AGP and EGP consists primarily of the following components: the excess of contract charges for the cost of insurance over mortality and other benefits; investment income and realized capital gains and losses over interest credited; and surrender and other contract charges over maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to policyholders, the effect of any hedges used, persistency, mortality and expenses.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Statements of Operations and Comprehensive Income.

     Any amortization of DAC or DSI that would result from changes in unrealized gains or losses had those gains or losses actually been realized during the reporting period is recorded net of tax in other comprehensive income.

     Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions that are determined to result in replacement contracts that are substantially unchanged from the replaced contract are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contract continue to be deferred and amortized in connection with the replacement contract. For interest-sensitive life insurance and investment contracts, the EGP of the replacement contract is treated as revisions to the EGP of the replaced contract in the determination of amortization of DAC and DSI. For traditional life policies, any changes to unamortized DAC and benefit reserves that result from the replacement contract are treated as prospective revisions. Any costs associated with the issuance of the replacement contract are characterized as maintenance costs and expensed as incurred.

     Internal replacement transactions that are determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to the Statements of Operations and Comprehensive Income.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance (see Note 9). The Company has also used reinsurance to effect the disposition of its variable annuity business (see Note 3). The amounts reported in the Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance recoverables as appropriate.

     The Company has a reinsurance treaty with ALIC through which it cedes primarily re-investment related risk on its structured settlement annuities. The terms of the treaty meet the accounting definition of a derivative under Statement of Financial Accounting Standards ("SFAS") No. 133 "Accounting for Derivative Instruments and Hedging Activities". Accordingly, the treaty is recorded in the Statement of Financial Position at fair value. Changes in the fair value of the treaty and premiums paid to ALIC are recognized in realized capital gains and losses (see Note 5).

     Prior to the Company's disposition of the variable annuity business through reinsurance with Prudential effective June 1, 2006 (see Note 3), the Company had a reinsurance treaty through which it ceded contract benefits on its guaranteed minimum accumulation benefits ("GMABs"), guaranteed minimum withdrawal benefits ("GMWBs") and certain guaranteed minimum death benefits ("GMDBs") to ALIC. The terms of the treaty met the accounting definition of a derivative under Statement of Financial Accounting Standards ("SFAS") No. 133 "Accounting for Derivative Instruments and Hedging Activities". Accordingly, the treaty was recorded in the Statement of Financial Position at fair value. Changes in the fair value of the treaty were recognized in contract benefits. The reinsurance treaty was recaptured in 2006 (see Note 5).

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities, insurance reserves and DAC. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies including traditional life insurance, life-contingent fixed annuities and voluntary health products, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance, life-contingent fixed annuities and voluntary health products are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities, and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see Note 8). Contractholder funds also include reserves for secondary guarantees on variable annuities, which were reinsured to Prudential in 2006.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. Separate accounts liabilities are carried at the account values, which are equal to the carrying value of the corresponding assets. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Deposits to, and surrenders and withdrawals from, the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. All of the Company's variable annuity business was reinsured to Prudential in 2006.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to extend mortgage loans and purchase private placement securities have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Statements of Financial Position (see Note 7).

ADOPTED ACCOUNTING STANDARDS

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

     In October 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides accounting guidance for DAC associated with internal replacements of insurance and investment contracts other than those already described in Statement of Financial Accounting Standard ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs through the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a feature or coverage within an existing contract. The Company adopted the provisions of SOP 05-1 on January 1, 2007 for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption resulted in a $1.2 million after-tax reduction to retained income to reflect the impact on EGP from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral under SOP 05-1 and a reduction of DAC and DSI balances of $1.8 million pre-tax as of January 1, 2007.

SFAS NO. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140 ("SFAS NO. 155")

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, which permits the fair value remeasurement at the date of adoption of any hybrid financial instrument containing an embedded derivative that otherwise would require bifurcation under paragraph 12 or 13 of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities"("SFAS No.133"); clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or hybrid financial instruments that contain embedded derivatives requiring bifurcation; and clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives. The Company adopted the provisions of SFAS No. 155 on January 1, 2007, which were effective for all financial instruments acquired, issued or subject to a remeasurement event occurring after the beginning of the first fiscal year beginning after September 15, 2006. The Company elected not to remeasure existing hybrid financial instruments that contained embedded derivatives requiring bifurcation at the date of adoption pursuant to paragraph 12 or 13 of SFAS No. 133. The adoption of SFAS No. 155 did not have a material effect on the results of operations or financial position of the Company.

FASB INTERPRETATION NO. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES- AN INTERPRETATION OF FASB STATEMENT NO. 109 AND FASB STAFF POSITION NO. FIN 48-1, DEFINITION OF SETTLEMENT IN FASB INTERPRETATION NO. 48 ("FIN 48")

     The FASB issued the interpretation in July 2006 and the staff position in May 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. On January 1, 2007, the Company adopted the provisions of FIN 48, which were effective for fiscal years beginning after December 15, 2006. No cumulative effect of a change in accounting principle or adjustment to the liability for unrecognized tax benefits was recognized as a result of the adoption of FIN 48. Accordingly, the adoption of FIN 48 did not have an effect on the results of operations or financial position of the Company (see Note 12)

SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF ACCOUNTING BULLETIN NO. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108")

     In September 2006, the SEC issued SAB 108 to eliminate the diversity of practice in the way misstatements are quantified for purposes of assessing their materiality in the financial statements. SAB 108 was intended to eliminate the potential build up of improper amounts on the balance sheet due to the limitations of certain methods of assessing materiality previously utilized by some reporting entities. SAB 108 establishes a single quantification framework wherein the significance determination is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. On December 31, 2006, the Company adopted the provisions of SAB 108 which were effective for the first fiscal year ending after November 15, 2006. The adoption of SAB 108 did not have any effect on the results of operations or financial position of the Company.

FASB STAFF POSITION NO. FAS 115-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP FAS 115-1")

     FSP FAS 115-1 nullifies the guidance in paragraphs 10-18 of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent income recognition for impaired debt securities. The Company adopted FSP FAS 115-1 as of January 1, 2006 on a prospective basis. The effects of adoption did not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS- A REPLACEMENT OF APB OPINION NO.20 AND FASB STATEMENT NO.3 ("SFAS NO. 154")

     SFAS No. 154 replaces Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise not required. The Company adopted SFAS No. 154 on January 1, 2006. The adoption of SFAS No.

154 did not have any effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARDS

SFAS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS NO. 157")

     In September 2006, the FASB issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. Specifically, SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. Additional disclosures and modifications to current fair value disclosures will be required upon adoption of SFAS No. 157. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. In February 2008, the FASB issued FASB Staff Position No. 157-2, "Effective Date of FASB Statement No. 157", which permits the deferral of the effective date of SFAS No. 157 to fiscal years beginning after November 15, 2008 for all non-financial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company plans to utilize the deferral for non-financial assets and liabilities. The adoption of SFAS No. 157 is not expected to have a material effect on the Company's results of operations or financial position.

SFAS NO. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES-INCLUDING AN AMENDMENT OF FASB STATEMENT NO.115 ("SFAS NO. 159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities an option to report selected financial assets, including investment securities designated as available for sale, and financial liabilities, including most insurance contracts, at fair value. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement alternatives for similar types of financial assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of the impact of a reporting entity's decision to use fair value on its earnings and requires entities to display, on the face of the statement of financial position, the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 is effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. The Company does not expect to apply the fair value option to any existing financial assets or liabilities as of January 1, 2008. Consequently, the initial adoption of SFAS No. 159 is expected to have no impact on the Company's results of operations or financial position.

SOP 07-1, CLARIFICATION OF THE SCOPE OF THE AUDIT AND ACCOUNTING GUIDE, INVESTMENT COMPANIES ("THE GUIDE") AND ACCOUNTING BY PARENT COMPANIES AND EQUITY METHOD INVESTORS FOR INVESTMENTS IN INVESTMENT COMPANIES ("SOP 07- 1")

     In June 2007, the AICPA issued SOP 07-1 which provides guidance for determining whether an entity falls within the scope of the Guide and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. SOP 07-1 was to be effective for fiscal years beginning on or after December 15, 2007, however in February 2008, the FASB issued FASB Staff Position No. SOP 07-1, "Effective Date of AICPA Statement of Position 07-1", which amends SOP 07-1 to (1) delay indefinitely the effective date of the SOP and (2) prohibit adoption of the SOP for an entity that did not early adopt the SOP before December 15, 2007. The Company did not early adopt this standard. Consequently, the standard is expected to have no impact on the Company's results of operations or financial position.

FASB STAFF POSITION NO. 39-1, AMENDMENT OF FASB INTERPRETATION NO. 39 ("FSP FIN 39-1")

     In April 2007, the FASB issued FSP FIN 39-1, which amends FASB Interpretation No. 39, "Offsetting of Amounts Related to Certain Contracts". FSP FIN 39-1 replaces the terms "conditional contracts" and "exchange contracts" with the term "derivative instruments" and requires a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. The effects of applying FSP FIN 39-1 will be recorded as a change in accounting principle through retrospective application unless such application is determined to be impractical. The adoption of FSP FIN 39-1 is not expected to have a material impact on the Company's results of operations or financial position based on the current level of derivative activity.

3. DISPOSITION

     On June 1, 2006, in accordance with the terms of the definitive Master Transaction Agreement and related agreements (collectively the "Agreement") the Company, its parent ALIC, and the Corporation, completed the disposal through reinsurance of all of the Company's variable annuity business to Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (collectively "Prudential"). For the Company, this disposal achieved the economic benefit of transferring to Prudential the future rights and obligations associated with this business.

     The disposal was effected through reinsurance agreements (the "Reinsurance Agreements") which include both coinsurance and modified coinsurance provisions. Coinsurance and modified coinsurance reinsurance are commonly used in the reinsurance of variable annuities because variable annuities generally include both separate account and general account liabilities. When contractholders make a variable annuity deposit, they must choose how to allocate their account balances between a selection of variable-return mutual funds that must be held in a separate account and fixed-return funds held in the Company's general account. In addition, variable annuity contracts include various benefit guarantees that are general account obligations of the Company. The Reinsurance Agreements do not extinguish the Company's primary liability under the variable annuity contracts.

     Variable annuity balances invested in variable-return mutual funds are held in separate accounts, which are legally segregated assets and available only to settle separate account contract obligations. Because the separate account assets must remain with the Company under insurance regulations, modified coinsurance is typically used when parties wish to transfer future economic benefits of such business. Under the modified coinsurance provisions, the separate account assets remain on the Company's Statements of Financial Position, but the related results of operations are fully reinsured and presented net of reinsurance on the Statements of Operations and Comprehensive Income.

     The coinsurance provisions of the Reinsurance Agreements were used to transfer the future rights and obligations related to fixed-return fund options and benefit guarantees. $440.0 million of assets supporting general account liabilities have been transferred to Prudential, net of consideration, under the coinsurance reinsurance provisions as of the transaction closing date. General account liabilities of $353.9 million and $415.7 million as of December 31, 2007 and 2006, respectively, however, remain on the Statements of Financial Position with a corresponding reinsurance recoverable.

     For purposes of presentation in the Statements of Cash Flows, the Company treated the reinsurance of its variable annuity business to Prudential as a disposition of operations, consistent with the substance of the transaction which was the disposition of a block of business accomplished through reinsurance. Accordingly, the net consideration transferred to Prudential of $388.4 million (computed as $440.0 million of general account insurance liabilities transferred to Prudential on the closing date less consideration of $51.6 million) and the costs of executing the transaction of $1.2 million, pre-tax, were classified as a disposition of operations in the cash flows from investing activities section of the Statements of Cash Flows.

     Under the Agreement, the Company, ALIC and the Corporation have indemnified Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and ALIC and liabilities specifically excluded from the transaction) that the Company and ALIC have agreed to retain. In addition, the Company, ALIC and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and ALIC, and their agents, including in connection with the Company's and ALIC's provision of transition services. The Reinsurance Agreements contain no limits or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees, in accordance with the provisions of SFAS No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts".

     The terms of the Agreement give Prudential the right to be the exclusive provider of its variable annuity products through the Allstate proprietary agency force for three years and a non-exclusive preferred provider for the following two years. During a transition period, the Company and ALIC will continue to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and, for a period of twenty-four months or less from the effective date of the transaction, service the reinsured business while Prudential prepares for the migration of the business onto its servicing platform.

     Pursuant to the Agreement, the Consideration was $51.6 Million. The disposal resulted in a reinsurance loss of $9.3 million, pretax. This reinsurance loss and other transactional expenses incurred were included as a component of loss on disposition of operations on the statements of operations and comprehensive income and amounted to $10.7 million, pretax ($7.0 million, after-tax) during 2006. DAC and DSI were reduced by $79.7 million and $6.2 million, respectively, as of the effective date of the transaction for balances related to the variable annuity business subject to the Reinsurance Agreements.

     The separate account balances related to the modified coinsurance reinsurance were $944.2 million and $1.01 billion as of December 31, 2007 and 2006, respectively. Separate account balances totaling approximately $4.1 million and $2.7 million at December 31, 2007 and 2006, respectively, related to the variable life business retained by the Company. In the five months of 2006 prior to its disposition, the Company's variable annuity business generated approximately $7.5 million in contract charges, and $16.7 million in 2005.

4. SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which reflect refinancings of fixed income securities, totaled $162 thousand, $5.8 million and $4.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending business activities were $198.1 million, $199.5 million and $149.5 million at December 31, 2007, 2006 and 2005, respectively, and are reported as a component of other liabilities and accrued expenses in Statements of Financial Position. The accompanying cash flows are included in cash flows from operating activities in the Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ IN THOUSANDS)                                         2007        2006        2005
                                                      ---------   ---------   ---------
NET CHANGE IN PROCEEDS MANAGED
Net change in fixed income securities                 $ (73,464)  $ (10,816)  $ (36,652)
Net change in short-term investments                     74,812     (39,205)     20,555
                                                      ---------   ---------   ---------
   Operating cash flow provided (used)                $   1,348   $ (50,021)  $ (16,097)
                                                      =========   =========   =========
NET CHANGE IN LIABILITIES
Liabilities for collateral and security repurchase,
   beginning of year                                  $(199,486)  $(149,465)  $(133,368)
Liabilities for collateral and security repurchase,
   end of year                                         (198,138)   (199,486)   (149,465)
                                                      ---------   ---------   ---------
   Operating cash flow (used) provided                $  (1,348)  $  50,021   $  16,097
                                                      =========   =========   =========

5. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $54.5 million, $53.7 million and $53.8 million in 2007, 2006 and 2005, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $12.7 million, $15.0 million and $16.0 million of structured settlement annuities, a type of immediate annuity, in 2007, 2006 and 2005, respectively, at prices based upon interest rates in effect at the time of issuance, to fund structured settlements in matters involving AIC. Of these amounts, $1.5 million, $1.5 million and $2.0 million relate to structured settlement annuities with life contingencies and are included in premium income for 2007, 2006 and 2005, respectively. In most cases, these annuities were issued under a "qualified assignment," whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from the Company and assumed AIC's obligation to make future payments.

     Reserves recorded by the Company for annuities issued to ASC and AAC, including annuities to fund structured settlements in matters involving AIC, were $1.93 billion and $1.86 billion at December 31, 2007 and 2006, respectively.

BROKER/DEALER AGREEMENTS

     The Company has a service agreement with Allstate Distributors, L.L.C. ("ADLLC"), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC also acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $4.0 million, $6.0 million and $7.1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company incurred $971 thousand, $1.4 million and $1.3 million of commission and other distribution expenses for the years ended December 31, 2007, 2006 and 2005, respectively.

REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with unaffiliated reinsurers and ALIC in order to limit aggregate and single exposure on large risks. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured (see Note 9).

     Additionally, the Company entered into a reinsurance treaty through which it primarily cedes re-investment related risk on its structured settlement annuities to ALIC. Under the terms of the treaty, the Company pays a premium to ALIC that varies with the aggregate structured settlement annuity statutory reserve balance. In return, ALIC guarantees that the yield on the portion of the Company's investment portfolio that supports structured settlement annuity liabilities will not fall below contractually determined rates. The Company ceded premium related to structured settlement annuities to ALIC of $3.2 million, $3.0 million and $2.9 million for the years ended December 31, 2007, 2006 and 2005, respectively. At December 31, 2007 and 2006, the carrying value of the structured settlement reinsurance treaty was $(1.7) million and $(1.9) million, respectively, which is recorded in other assets. The premiums ceded and changes in the fair value of the reinsurance treaty are reflected as a component of realized capital gains and losses on the Statements of Operations and Comprehensive Income as the treaty is recorded as a derivative instrument pursuant to the requirements of SFAS No. 133.

     Prior to the Company's disposition of the variable annuity business through reinsurance with Prudential effective June 1, 2006 (see Note 3), the Company had a reinsurance treaty through which it ceded contract benefits on its GMABs, GMWBs and certain GMDBs to ALIC. The reinsurance treaty was recaptured in 2006 and, in accordance therewith, the Company received cash in excess of the liabilities subject to the treaty resulting in a pre-tax gain of $3.3 million. The after-tax gain of $2.2 million was recorded as an adjustment to retained income since the transaction was between affiliates under common control.

CAPITAL CONTRIBUTION

     The Company received a cash capital contribution from ALIC of $20.0 million in 2005, which was recorded as additional capital paid-in on the Statements of Financial Position.

DEBT

     The Company has an intercompany loan agreement with The Allstate Corporation. The amount of intercompany loans available to the Company is at the discretion of The Allstate Corporation. The maximum amount of loans The Allstate Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the inter-company loan agreement at December 31, 2007 and 2006. The Allstate Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund inter-company borrowings.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

6. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

($ IN THOUSANDS)                                       GROSS UNREALIZED
                                                     -------------------
                                         AMORTIZED                            FAIR
                                           COST        GAINS     LOSSES       VALUE
                                        ----------   --------   --------   ----------
AT DECEMBER 31, 2007
U.S. government and agencies            $  576,892   $220,299   $     --   $  797,191
Municipal                                  421,755     14,814     (3,262)     433,307
Corporate                                3,314,945    116,575    (52,709)   3,378,811
Foreign government                         259,851     73,689         --      333,540
Mortgage-backed securities                 419,730      4,399     (4,512)     419,617
Commercial mortgage-backed securities      811,191      6,803    (26,053)     791,941
Asset-backed securities                    115,203        485     (8,811)     106,877
Redeemable preferred stock                   9,332        512         --        9,844
                                        ----------   --------   --------   ----------
   Total fixed income securities        $5,928,899   $437,576   $(95,347)  $6,271,128
                                        ==========   ========   ========   ==========

AT DECEMBER 31, 2006
U.S. government and agencies            $  541,877   $187,234   $     --   $  729,111
Municipal                                  314,768     12,979     (4,744)     323,003
Corporate                                3,214,504    125,379    (35,121)   3,304,762
Foreign government                         244,544     60,614       (211)     304,947
Mortgage-backed securities                 439,938      2,514     (9,256)     433,196
Commercial mortgage-backed securities      669,303      8,192     (4,316)     673,179
Asset-backed securities                    107,922      1,728       (628)     109,022
Redeemable preferred stock                   9,371        548         --        9,919
                                        ----------   --------   --------   ----------
   Total fixed income securities        $5,542,227   $399,188   $(54,276)  $5,887,139
                                        ==========   ========   ========   ==========

SCHEDULED MATURITIES

The scheduled maturities for fixed income securities are as follows at December 31, 2007:

                                          AMORTIZED      FAIR
($ IN THOUSANDS)                            COST         VALUE
                                         ----------   ----------
Due in one year or less                  $  132,057   $  132,495
Due after one year through five years     1,052,141    1,074,405
Due after five years through ten years    1,300,761    1,421,624
Due after ten years                       2,909,007    3,116,110
                                         ----------   ----------
                                          5,393,966    5,744,634
Mortgage- and asset-backed securities       534,933      526,494
                                         ----------   ----------
   Total                                 $5,928,899   $6,271,128
                                         ==========   ==========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

($ IN THOUSANDS)                         2007       2006       2005
                                       --------   --------   --------
Fixed income securities                $358,547   $343,115   $330,567
Mortgage loans                           40,916     38,576     33,373
Other                                    14,487     14,763      6,723
                                       --------   --------   --------
   Investment income, before expense    413,950    396,454    370,663
   Investment expense                    27,212     23,390     14,501
                                       --------   --------   --------
      Net investment income            $386,738   $373,064   $356,162
                                       ========   ========   ========

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

($ IN THOUSANDS)                          2007      2006       2005
                                        -------   --------   -------
Fixed income securities                 $ 3,614   $(25,398)  $(6,596)
Mortgage loans                              (86)     3,572     3,000
Derivatives                              (4,359)      (259)   (1,596)
                                         ------       ----    ------
   Realized capital gains and losses,
      pre-tax                              (831)   (22,085)   (5,192)
   Income tax benefit                       308      8,216     1,972
                                         ------       ----    ------
   Realized capital gains and losses,
      after-tax                         $  (523)  $(13,869)  $(3,220)
                                        =======   ========   =======

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ IN THOUSANDS)                          2007      2006       2005
                                        -------   --------   -------
Write-downs                             $    --   $   (258)  $(1,543)
Dispositions (1)                          3,528    (21,568)   (2,053)
Valuation of derivative instruments      (8,166)    (5,429)   (4,469)
Settlement of derivative instruments      3,807      5,170     2,873
                                        -------   --------   -------
   Realized capital gains and losses,
      pre-tax                              (831)   (22,085)   (5,192)
   Income tax benefit                       308     8,216      1,972
                                        -------   --------   -------
   Realized capital gains and losses,
      after-tax                         $  (523)  $(13,869)  $(3,220)
                                        =======   ========   =======

----------
(1) Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. The Company recognized losses of $6.8 million, $16.5 million and $6.8 million in 2007, 2006 and 2005, respectively, due to a change in intent to hold impaired securities.

     Gross gains of $4.0 million, $5.9 million and $5.8 million and gross losses of $7.2 million, $18.8 million and $7.4 million were realized on sales of fixed income securities during 2007, 2006 and 2005, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

($ IN THOUSANDS)                                              GROSS UNREALIZED
                                                            --------------------
                                                  FAIR                             UNREALIZED
AT DECEMBER 31, 2007                              VALUE       GAINS      LOSSES     NET GAINS
                                               ----------   --------   ---------   ----------
Fixed income securities                        $6,271,128   $437,576   $(95,347)    $ 342,229
Derivative instruments and other investments         (766)        --       (766)         (766)
                                                                                    ---------
   Total                                                                              341,463

Amounts recognized for: (1)
   Premium deficiency reserve                                                        (261,846)
   Deferred policy acquisition and sales
      inducements costs                                                                20,672
                                                                                    ---------
      Total                                                                          (241,174)
Deferred income taxes                                                                 (35,101)
                                                                                    ---------
Unrealized net capital gains and losses                                             $  65,188
                                                                                    =========

($ IN THOUSANDS)                                                          GROSS UNREALIZED
                                                              FAIR      -------------------  UNREALIZED
AT DECEMBER 31, 2006                                         VALUE       GAINS      LOSSES   NET GAINS
                                                           ----------   --------   --------  ----------
Fixed income securities                                    $5,887,139   $399,188   $(54,276) $ 344,912
Derivative instruments and other investments                     (892)        --       (892)      (892)
                                                                                             ---------
   Total                                                                                       344,020
Amounts recognized for: (1)
   Premium deficiency reserve                                                                 (235,656)
   Deferred policy acquisition and sales inducement costs                                       11,694
                                                                                             ---------
      Total                                                                                   (223,962)
Deferred income taxes                                                                          (42,020)
                                                                                             ---------
Unrealized net capital gains and losses                                                      $  78,038
                                                                                             =========

----------
(1) See Note 2 for Deferred policy acquisition and sales inducement costs and Reserves for life-contingent contract benefits.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

      The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ IN THOUSANDS)                                        2007        2006       2005
                                                      --------   ---------   --------
Fixed income securities                               $ (2,683)  $(108,955)  $(78,803)
Derivative instruments and other investments               126        (738)       566
                                                      --------   ---------   --------
   Total                                                (2,557)   (109,693)   (78,237)
Amounts recognized for:
   Premium deficiency reserve                          (26,190)     21,817    (17,063)
   Deferred policy acquisition and sales inducement
      costs                                              8,978       9,522     54,858
                                                      --------   ---------   --------
      Total                                            (17,212)     31,339     37,795
Deferred income taxes                                    6,919      27,424     14,155
                                                      --------   ---------   --------
Decrease in unrealized net capital gains and losses   $(12,850)  $ (50,930)  $(26,287)
                                                      ========   =========   ========

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the financial condition of the issue or issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other-than-temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the length of time and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                      LESS THAN 12 MONTHS                   12 MONTHS OR MORE
                             -----------------------------------   -----------------------------------
                                                                                                           TOTAL
($ IN THOUSANDS)               NUMBER      FAIR       UNREALIZED    NUMBER       FAIR       UNREALIZED   UNREALIZED
AT DECEMBER 31, 2007         OF ISSUES     VALUE        LOSSES     OF ISSUES     VALUE        LOSSES       LOSSES
                             ---------   ----------   ----------   ---------   ----------   ----------   ----------
Fixed income securities
   Municipal                     18      $   89,222   $ (2,067)         2      $   15,945    $ (1,195)   $ (3,262)
   Corporate                    211         828,136    (35,241)        86         453,194     (17,468)    (52,709)
   Mortgage-backed
      securities                 12         116,542     (1,182)        16         137,987      (3,330)     (4,512)
   Commercial
      mortgage-backed
      securities                 41         345,338    (22,882)        12          64,387      (3,171)    (26,053)
   Asset-backed securities       51          71,873     (6,664)         6          22,505      (2,147)     (8,811)
                                ---      ----------   --------        ---      ----------    --------    --------
      Total                     333      $1,451,111   $(68,036)       122      $  694,018    $(27,311)   $(95,347)
                                ===      ==========   ========        ===      ==========    ========    ========
Investment grade fixed
   income securities            283      $1,379,124   $(60,798)       107      $  657,515    $(23,161)   $(83,959)
Below investment grade
   fixed income
   securities                    50          71,987     (7,238)        15          36,503      (4,150)    (11,388)
                                ---      ----------   --------        ---      ----------    --------    --------
      Total fixed income
         securities             333      $1,451,111   $(68,036)       122      $  694,018    $(27,311)   $(95,347)
                                ===      ==========   ========        ===      ==========    ========    ========
AT DECEMBER 31, 2006
Fixed income securities
   Municipal                     19      $   85,322   $ (2,417)        10      $   52,910    $ (2,327)   $ (4,744)
   Corporate                    118         619,716     (8,721)       164         775,483     (26,400)    (35,121)
   Foreign government             1           4,934        (41)         2          10,067        (170)       (211)
   Mortgage-backed
     securities                   7          57,005       (701)        28         267,323      (8,555)     (9,256)
   Commercial
      mortgage-backed
      securities                 18         166,545       (831)        33         192,775      (3,485)     (4,316)
   Asset-backed securities        6          16,010       (283)         3          12,635        (345)       (628)
                                ---      ----------   --------        ---      ----------    --------    --------
      Total                     169      $  949,532   $(12,994)       240      $1,311,193    $(41,282)   $(54,276)
                                ===      ==========   ========        ===      ==========    ========    ========
Investment grade fixed
   income securities            153      $  919,918   $(12,448)       220      $1,274,151    $(38,837)   $(51,285)
Below investment grade
   fixed income securities       16          29,614       (546)        20          37,042      (2,445)     (2,991)
                                ---      ----------   --------        ---      ----------    --------    --------
Total fixed income
   securities                   169      $  949,532   $(12,994)       240      $1,311,193    $(41,282)   $(54,276)
                                ===      ==========   ========        ===      ==========    ========    ========

     As of December 31, 2007, $82.9 million of the unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other than temporarily impaired. Of the $95.3 million of unrealized losses on fixed income securities, $84.0 million are related to unrealized losses on investment grade securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion, or a rating of aaa, aa, a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     Unrealized losses on mortgage-backed, asset-backed and commercial mortgage-backed holdings were evaluated based on credit ratings, as well as the performance of the underlying collateral relative to the securities' positions in the securities' respective capital structure. The unrealized losses on municipal bonds and asset-backed securities that had credit enhancements from bond insurers were evaluated on the quality of the underlying security. These investments were determined to have adequate resources to fulfill contractual obligations.

     As of December 31, 2007, the Company had the intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise a cash basis is used. The Company had no impaired loans in 2007, 2006 or 2005.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represented more than 5% of the portfolio at December 31, 2007 and 2006.

(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)   2007    2006
                                                 -----   -----
California                                        30.6%   30.2%
Texas                                             14.3    10.9
Delaware                                           8.5     1.3
Oregon                                             5.8     7.2
Virginia                                           5.0     6.3
New York                                           4.1     5.8
Missouri                                           4.0     5.4
Connecticut                                        0.8     5.0

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5.0% of the portfolio at December 31, 2007 and 2006.

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)   2007    2006
                                                      ----    ----
California                                            21.7%   18.9%
Illinois                                              12.7    14.0
Pennsylvania                                           8.3     8.6
Texas                                                  7.6     7.2
New York                                               5.5     5.6
Arizona                                                5.4     5.6
New Jersey                                             5.1     4.6
Ohio                                                   5.0     5.2

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)    2007     2006
                                                      -----    -----
Warehouse                                              32.6%    30.6%
Office buildings                                       31.4     31.4
Apartment complex                                      17.1     17.0
Retail                                                 15.3     17.1
Industrial                                               --      1.0
Other                                                   3.6      2.9
                                                      -----    -----
   Total                                              100.0%   100.0%
                                                      =====    =====

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2007 for loans that were not in foreclosure are as follows:

                         NUMBER OF
                           LOANS      CARRYING VALUE   PERCENT
                       ------------   --------------   -------
($ IN THOUSANDS)
          2008               1           $  4,604        0.6%
          2009              15             58,625        8.1
          2010              19             94,072       13.0
          2011              17             83,079       11.5
          2012              14             61,768        8.5
          Thereafter        85            423,153       58.3
                           ---           --------      -----
               Total       151           $725,301      100.0%
                           ===           ========      =====

     In 2007, $9.8 million of commercial mortgage loans were contractually due. Of these, 74.6% were paid as due and 25.4% were refinanced at prevailing market terms. None were foreclosed or are in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

CONCENTRATION OF CREDIT RISK

     At December 31, 2007, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

SECURITIES LOANED

     The Company's business activities include securities lending programs with third parties, mostly large brokerage firms. At December 31, 2007 and 2006, fixed income securities with a carrying value of $193.8 million and $191.9 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $1.4 million, $455 thousand and $430 thousand, for the years ending December 31, 2007, 2006 and 2005, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $198.6 million and $186.9 million at December 31, 2007 and 2006, respectively.

     At December 31, 2007, fixed income securities with a carrying value of $2.6 million were on deposit with regulatory authorities as required by law.

     At December 31, 2007, there were no fixed income securities or other investments that were non-income producing.

7. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and DSI and certain reinsurance recoverables) and liabilities (including reserve for life-contingent contract benefits, contractholder funds pertaining to interest-sensitive life contracts and deferred income taxes) are not included in accordance with SFAS No. 107, "Disclosures about Fair Value of Financial Instruments". Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature, and as such their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

 ($ IN THOUSANDS)                             DECEMBER 31, 2007       DECEMBER 31, 2006
                                          -----------------------   -----------------------
                                           CARRYING       FAIR       CARRYING       FAIR
                                             VALUE       VALUE        VALUE        VALUE
                                          ----------   ----------   ----------   ----------
Fixed income securities                   $6,271,128   $6,271,128   $5,887,139   $5,887,139
Mortgage loans                               725,301      721,602      708,449      711,866
Short-term investments                        22,688       22,688      142,334      142,334
Policy loans                                  38,509       38,509       38,168       38,168
Reinsurance recoverables on investment
   contracts                                 353,921      348,257      415,709      403,902
Separate accounts                            948,358      948,358    1,009,784    1,009,784

     Fair values of fixed income securities are based upon observable market quotations, observable market data or are derived from such quotations or data. The fair value of privately placed fixed income securities is generally based on widely accepted pricing valuation models, which are developed internally. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. The fair value of reinsurance recoverables on investment contracts is determined based on the fair value of the underlying annuity contract account liabilities, adjusted for credit risk. Separate accounts assets are carried in the Statements of Financial Position at fair value based on observable market prices.

FINANCIAL LIABILITIES

                                                   DECEMBER 31, 2007        DECEMBER 31, 2006
                                               -----------------------   -----------------------
                                                CARRYING       FAIR       CARRYING        FAIR
($ IN THOUSANDS)                                 VALUE         VALUE        VALUE        VALUE
                                               ----------   ----------   ----------   ----------
Contractholder funds on investment contracts   $4,317,697   $4,191,239   $4,231,688   $4,099,923
Liability for collateral                          198,138      198,138      199,486      199,486
Separate accounts                                 948,358      948,358    1,009,784    1,009,784

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Liability for collateral is valued at carrying value due to its short-term nature. Separate accounts liabilities are carried at the account values, which are equal to the carrying value of the assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivatives for risk reduction. In addition, the Company has derivatives embedded in financial instruments, which are required to be separated and accounted for as derivative instruments. With the exception of embedded derivatives, all of the Company's derivatives are evaluated for their on-going effectiveness as either accounting or non-hedge derivative financial instruments on at least a quarterly basis (see Note 2). The Company does not use derivatives for trading purposes. Non-hedge accounting is used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements prescribed in SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") to permit the application of SFAS 133's hedge accounting model. The principal benefit of a "portfolio" level strategy is in its cost savings through its ability to use fewer derivatives with larger notional amounts.

     Asset-liability management is a risk management strategy that is principally employed to align the respective interest-rate sensitivities of assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate caps are acquired to change the interest rate characteristics of existing assets and liabilities to ensure a properly matched relationship is maintained and to reduce exposure to rising or falling interest rates. The Company uses financial futures to hedge anticipated asset and liability purchases.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. The fair value of exchange traded derivative contracts is based on observable market quotations in active markets, whereas the fair value of non-exchange traded derivative contracts is determined using widely accepted valuation models and other appropriate valuation methods.

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2007.

                                                               CARRYING      CARRYING
                                       NOTIONAL      FAIR       VALUE          VALUE
($ IN THOUSANDS)                        AMOUNT      VALUE     ASSETS(1)   (LIABILITIES)(1)
                                       --------    -------    ---------   ----------------
AT DECEMBER 31, 2007
Financial futures contracts            $ 32,200    $   107    $   107         $    --
Interest rate cap agreements            347,300     (2,845)        --          (2,845)
                                       --------    -------    -------         -------
Total interest rate contracts          $379,500    $(2,738)   $   107         $(2,845)
                                       ========    =======    =======         =======
Foreign currency swap agreements       $  7,500    $  (766)   $    --         $  (766)
                                       ========    =======    =======         =======
Structured settlement annuity
   reinsurance agreement               $     --    $(1,733)   $(1,733)        $    --
                                       ========    =======    =======         =======
Guaranteed accumulation benefits(2)    $256,610    $   210    $    --         $   210
                                       ========    =======    =======         =======
Guaranteed withdrawal benefits(2)      $ 60,591    $   (37)   $    --         $   (37)
                                       ========    =======    =======         =======
Other embedded derivative financial
   instruments(2)                      $  1,762    $    (3)   $    --         $    (3)
                                       ========    =======    =======         =======

----------
(1) Carrying value includes the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income or other invested assets.

(2) These embedded derivative financial instruments relate to the company's variable annuity business, which was fully reinsured by Prudential effective June 1, 2006 (see Note 3).

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2006.

                                                            CARRYING       CARRYING
                                      NOTIONAL     FAIR       VALUE          VALUE
($ IN THOUSANDS)                       AMOUNT     VALUE     ASSETS(1)   (LIABILITIES)(1)
                                      --------   -------   ----------   ----------------
AT DECEMBER 31, 2006
Financial futures contracts           $194,100   $    50     $    93        $   (43)
Interest rate cap agreements           264,300     1,410       1,920           (510)
                                      ========   =======     =======        =======
Total interest rate contracts         $458,400   $ 1,460     $ 2,013        $  (553)
                                      ========   =======     =======        =======
Foreign currency swap agreements      $  7,500   $  (892)    $    --        $  (892)
                                      ========   =======     =======        =======
Structured settlement annuity
   reinsurance agreement              $     --   $(1,927)    $(1,927)        $   --
                                      ========   =======     =======        =======
Guaranteed accumulation benefits(2)   $251,825   $ 1,304     $    --         $1,304
                                      ========   =======     =======        =======
Guaranteed withdrawal benefits(2)     $ 52,757   $   (50)    $    --         $  (50)
                                      ========   =======     =======        =======
Other embedded derivative financial
   instruments(2)                     $  1,501   $    (3)    $    --         $   (3)
                                      ========   =======     =======        =======

----------
(1) Carrying value includes the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income or other invested assets.

(2) These embedded derivative financial instruments relate to the company's variable annuity business, which was fully reinsured by Prudential effective June 1, 2006 (see Note 3).

     The Company manages its exposure to credit risk primarily by establishing risk control limits. The Company uses master netting agreements for over-the-counter derivative transactions, including foreign currency swap and interest rate cap agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Futures contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk associated with transactions executed on organized exchanges.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                                 2007                       2006
                                       ------------------------   ------------------------
                                       CONTRACTUAL                CONTRACTUAL
                                         AMOUNT      FAIR VALUE      AMOUNT     FAIR VALUE
                                       -----------   ----------   -----------   ----------
($ IN THOUSANDS)
Commitments to extend mortgage loans     $ 5,750         $58        $14,723        $147
Private placement commitments             10,000          --             --          --

     In the above table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

8. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

($ IN THOUSANDS)                                            2007         2006
                                                         ----------   ----------
Immediate fixed annuities:
   Structured settlement annuities                       $1,870,663   $1,793,706
   Other immediate fixed annuities                           10,987        9,815
Traditional life                                            127,994      117,419
Other                                                         7,327        5,552
                                                         ----------   ----------
   Total reserve for life-contingent contract benefits   $2,016,971   $1,926,492
                                                         ==========   ==========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

          PRODUCT                       MORTALITY                INTEREST RATE         ESTIMATION METHOD
--------------------------   ------------------------------   ------------------   -------------------------
Structured settlement        U.S. population with projected   Interest rate        Present value of
annuities                    calendar year improvements;      assumptions range    contractually specified
                             mortality rates adjusted for     from 4.6% to 9.5%    future benefits
                             each impaired life based on
                             reduction in life expectancy
                             and nature of impairment

Other immediate fixed        1983 group annuity mortality     Interest rate        Present value of expected
annuities                    table                            assumptions range    future benefits based on
                             1983 individual annuity          from 2.4% to 11.5%   historical experience
                             mortality table
                             1983-a individual annuity
                             mortality table
                             Annuity 2000 mortality table

Traditional life insurance   Actual company experience plus   Interest rate        Net level premium reserve
                             loading                          assumptions range    method using the
                                                              from 4.0% to 8.0%    Company's withdrawal
                                                                                   experience rates

Other:

   Variable annuity          90% of 1994 group annuity        Interest rate        Projected benefit ratio
   guaranteed minimum        mortality table with internal    assumptions range    applied to cumulative
   death benefits(1)         modifications                    from 6.5% to 7.0%    assessments

   Accident and health       Actual company experience plus                        Unearned premium;
                             loading                                               additional contract
                                                                                   reserves for traditional
                                                                                   life insurance

----------
(1) In 2006, the Company disposed of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $261.9 million and $235.7 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2007 and 2006, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.
     At December 31, contractholder funds consists of the following:

                                      2007          2006
                                   ----------   -----------
($ IN THOUSANDS)
Interest-sensitive life            $  530,763   $  476,729
Investment contracts:
   Fixed annuities                  3,733,197    3,667,459
   Immediate annuities and other      584,501      564,240
                                   ----------   ----------
      Total contractholder funds   $4,848,461   $4,708,428
                                   ==========   ==========

     The following table highlights the key contract provisions relating to contractholder funds:

           PRODUCT                      INTEREST RATE                   WITHDRAWAL/SURRENDER CHARGES
----------------------------   -----------------------------   ---------------------------------------------
Interest-sensitive life        Interest rates credited range   Either a percentage of account balance or
insurance                      from 2.7% to 5.5%               dollar amount grading off generally over 20
                                                               years

Fixed annuities                Interest rates credited range   Either a declining or a level percentage
                               from 1.8% to 11.5% for          charge generally over nine years or less.
                               immediate annuities and 3.1%    Additionally, approximately 5.9% of fixed
                               to 6.0% for other fixed         annuities are subject to a market value
                               annuities                       adjustment for discretionary withdrawals

Other:
   Variable guaranteed         Interest rates used in          Withdrawal and surrender charges are based on
      minimum income           establishing reserves range     the terms of the related variable annuity or
      benefit and secondary    from 1.8% to 10.3%              interest-sensitive life contract
      guarantees on
      variable annuities(1)

----------
(1) In 2006, the Company disposed its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     Contractholder funds activity for the years ended December 31 is as follows:

($ IN THOUSANDS)                        2007         2006
                                     ----------   ----------
BALANCE, BEGINNING OF YEAR           $4,708,428   $4,349,395
Deposits                                537,755      804,825
Interest credited                       179,417      178,493
Benefits                               (146,828)    (137,090)
Surrenders and partial withdrawals     (316,399)    (361,670)
Contract charges                        (49,086)     (44,954)
Net transfers to separate accounts           (2)     (18,127)
Other adjustments                       (64,824)     (62,444)
                                     ----------   ----------
BALANCE, END OF YEAR                 $4,848,461   $4,708,428
                                     ==========   ==========

     The Company offers various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Statements of Financial Position. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable (see Note 3).

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $891.5 million and $954.2 million of equity, fixed income and balanced mutual funds and $50.4 million and $51.0 million of money market mutual funds at December 31, 2007 and 2006, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                DECEMBER 31,
                                                                           ---------------------
($ IN MILLIONS)                                                              2007         2006
                                                                           ---------   ---------
IN THE EVENT OF DEATH
   Separate account value                                                  $   942.0   $ 1,005.2
   Net amount at risk(1)                                                   $    22.6   $    24.4
   Average attained age of contractholders                                  67 years    67 years

AT ANNUITIZATION (INCLUDES INCOME BENEFIT GUARANTEES)
   Separate account value                                                  $    35.0   $    39.4
   Net amount at risk(2)                                                   $      --   $      --

   Weighted average waiting period until annuitization options available     6 years     7 years

FOR CUMULATIVE PERIODIC WITHDRAWALS
   Separate account value                                                  $    60.5   $    50.3
   Net amount at risk(3)                                                   $      --   $      --

ACCUMULATION AT SPECIFIED DATES
   Separate account value                                                  $   255.9   $   249.2
   Net amount at risk(4)                                                   $      --   $      --
   Weighted average waiting period until guarantee date                      9 years    10 years

----------
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.

(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to life and annuity contract benefits.

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments: therefore, the liability for these benefits is established based on its fair value.

     The following summarizes the liabilities for guarantees:

                                                                        LIABILITY FOR
                                                                         GUARANTEES
                                        LIABILITY FOR   LIABILITY FOR    RELATED TO
                                          GUARANTEES     GUARANTEES     ACCUMULATION
                                          RELATED TO     RELATED TO          AND
($ IN THOUSANDS)                            DEATH          INCOME         WITHDRAWAL
                                           BENEFITS       BENEFITS         BENEFITS      TOTAL
                                        -------------   -------------   -------------   ------
Balance at December 31, 2005 (1)           $   264          $ 105           $  (551)    $ (182)
   Less reinsurance recoverables              (104)            --               551        447
                                           -------          -----           -------     ------
Net balance at December 31, 2005               160            105                --        265

Variable annuity business disposition
   related reinsurance recoverables           (304)           (97)               --       (401)
Incurred guaranteed benefits                   648             (7)               --        641
Paid guarantee benefits                       (504)            (1)               --       (505)
                                           -------          -----           -------     ------
   Net change                                 (160)          (105)               --       (265)
Net balance at December 31, 2006                --             --                --         --
   Plus reinsurance recoverables             1,026             99            (1,353)      (228)
                                           -------          -----           -------     ------
Balance, December 31, 2006 (2)             $ 1,026          $  99           $(1,353)    $ (228)
                                           =======          =====           =======     ======
   Less reinsurance recoverables            (1,026)           (99)            1,353        228
                                           -------          -----           -------     ------
Net balance at December 31, 2006                --             --                --         --
Incurred guaranteed benefits                    --             --                --         --
Paid guarantee benefits                         --             --                --         --
                                           -------          -----           -------     ------
   Net change                                   --             --                --         --
Net balance at December 31, 2007                --             --                --         --
   Plus reinsurance recoverables             2,002            102              (174)     1,930
                                           -------          -----           -------     ------
Balance, December 31, 2007 (3)             $ 2,002          $ 102           $  (174)    $1,930
                                           =======          =====           =======     ======

----------
(1) Included in the total liability balance at December 31, 2005 are reserves for variable annuity death benefits of $264 thousand, variable annuity income benefits of $46 thousand, variable annuity accumulation benefits of $(553) thousand, variable annuity withdrawal benefits of $2 thousand and other guarantees of $59 thousand.

(2) Included in the total liability balance at December 31, 2006 are reserves for variable annuity death benefits of $1.03 million, variable annuity income benefits of $58 thousand, variable annuity accumulation benefits of $(1.3) million and other guarantees of $41 thousand.

(3) Included in the total liability balance at December 31, 2007 are reserves for variable annuity death benefits of $2.0 million, variable annuity income benefits of $68 thousand, variable annuity accumulation benefits of $(174) thousand and other guarantees of $34 thousand.

9. REINSURANCE

     The Company reinsures certain of its risks to unaffiliated reinsurers and ALIC under yearly renewable term, coinsurance and modified coinsurance. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments.

     Mortality risk on policies in excess of $250 thousand per life is ceded to ALIC. As of December 31, 2007 and 2006, 39.8% and 39.4%, respectively, of our face amount of life insurance in force was reinsured to non-affiliates and ALIC.

     In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $353.9 million and $415.7 million at December 31, 2007 and 2006, respectively, due from Prudential related to the disposal of our variable annuity business that was effected through Reinsurance Agreements (see Note 3). In 2007, premiums and contract charges of $21.2 million, contract benefits of $2.9 million, interest credited to contractholder funds of $13.5 million, and operating costs and expenses of $4.8 million were ceded to Prudential pursuant to the Reinsurance Agreements. In 2006, premiums and contract charges of $11.6 million, contract benefits of $1.6 million, interest credited to contractholder funds of $9.7 million, and operating costs and expenses of $4.8 million were ceded to Prudential pursuant to the Reinsurance Agreements. Prior to this disposal, the Company ceded 100% of the mortality and certain other risks related to product features on certain in-force variable annuity contracts. In addition, as of December 31, 2007 and 2006, the Company had reinsurance recoverables of $1.0 million and $1.6 million, respectively, due from subsidiaries of Citigroup and Scottish Re (U.S.) Inc. in connection with the disposition of the direct response distribution business in 2003.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ IN THOUSANDS)                                           2007       2006       2005
                                                         --------   --------   --------
PREMIUMS AND CONTRACT CHARGES
Direct                                                   $169,559   $179,504   $150,749
Assumed - non-affiliate                                     1,273      1,367        950
Ceded
   Affiliate                                               (3,982)    (4,614)    (4,795)
   Non-affiliate                                          (38,196)   (28,518)   (12,086)
                                                         --------   --------   --------
      Premiums and contract charges, net of reinsurance  $128,654   $147,739   $134,818
                                                         ========   ========   ========

     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ IN THOUSANDS)                                           2007       2006      2005
                                                         --------   --------   --------
CONTRACT BENEFITS
Direct                                                   $197,929   $205,834   $191,366
Assumed - non-affiliate                                       787        757        371
Ceded
   Affiliate                                               (3,830)    (1,427)    (1,154)
   Non-affiliate                                          (13,083)   (14,658)    (7,356)
                                                         --------   --------   --------
      Contract benefits, net of reinsurance              $181,803   $190,506   $183,227
                                                         ========   ========   ========

     The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ IN THOUSANDS)                                           2007       2006      2005
                                                         --------   --------   --------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS
Direct                                                   $190,882   $176,799   $161,911
Assumed - non-affiliate                                        33         70         25
Ceded
   Affiliate                                                   --         --         --
   Non-affiliate                                          (13,508)    (9,698)        --
                                                         --------   --------   --------
      Interest credited to contractholder funds, net of
       reinsurance                                       $177,407   $167,171   $161,936
                                                         ========   ========   ========

     In addition to amounts included in the table above are reinsurance premium ceded to ALIC of $3.2 million, $3.0 million and $2.9 million during 2007, 2006 and 2005, respectively, under the terms of the structured settlement annuity reinsurance agreement (See Note 5).

10. DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisitions costs for the years ended December 31 are as follows:

($ IN THOUSANDS)                             2007       2006       2005
                                           --------   --------   --------
BALANCE, BEGINNING OF YEAR                 $278,625   $318,551   $238,173
 Impact of adoption of SOP 05-1 (1)          (1,577)        --         --
 Disposition of operation (2)                    --    (79,670)        --
 Acquisition costs deferred                  47,575     62,937     68,205
 Amortization charged to income             (53,445)   (31,672)   (41,663)
 Effect of unrealized gains and losses        7,486      8,479     53,836
                                           --------   --------   --------
BALANCE, END OF YEAR                       $278,664   $278,625   $318,551
                                           ========   ========   ========

----------
(1) The adoption of SOP 05-1 resulted in a $1.6 million adjustment to unamortized DAC related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral. (see Note 2).

(2) In 2006, DAC was reduced in connection with the disposition through reinsurance agreements of the Company's variable annuity business (see Note
     3).

     Net amortization charged to income, due to realization of capital (gains) and losses, includes $(196) thousand, $14.1 million and $(3.7) million in 2007, 2006 and 2005, respectively.

     As disclosed in Note 3, DAC and DSI balances were reduced during 2006 related to the disposal through reinsurance agreements of all of the variable annuity business. During 2005, DAC and DSI amortization was estimated using stochastic modeling and was significantly impacted by the anticipated return on the underlying funds. The Company's long-term expectation of separate accounts fund performance, net of fees, was approximately 7% in 2005. Whenever actual separate accounts fund performance based on the two most recent years varied from the expectation, the Company projected performance levels over the next five years such that the mean return over a seven-year period equaled the long-term expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC and DSI. In applying the reversion to the mean process, the Company did not allow the future mean rates of return including fees projected over the five-year period to exceed 12.75% or fall below 0%. The Company periodically evaluated the results of utilization of this process to confirm that it was reasonably possible that variable annuity and life fund performance would revert to the expected long-term mean within this time horizon.

     DSI activity, which primarily relates to fixed annuities, for the twelve months ended December 31 was as follows:

(IN THOUSANDS)                            2007      2006      2005
                                        -------   -------   -------
BALANCE, BEGINNING OF YEAR              $24,731   $18,527   $ 2,955
Impact of adoption of SOP 05-1 (1)         (243)       --        --
Disposition of operation (2)                 --    (6,162)       --
Sales inducements deferred                8,511    15,740    16,923
Amortization charged to income           (6,500)   (4,417)   (2,373)
Effect of unrealized gains and losses     1,492     1,043     1,022
                                        -------   -------   -------
BALANCE, END OF YEAR                    $27,991   $24,731   $18,527
                                        =======   =======   =======

----------
(1) The adoption of SOP 05-1 resulted in a $243 thousand adjustment to unamortized DSI related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral (see Note 2).

(2) In 2006, DSI was reduced in connection with the disposition through reinsurance agreements of the Company's variable annuity business (see Note
     3).

11. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state.

     The New York Liquidation Bureau (the "Bureau") has publicly reported that Executive Life Insurance Company of New York ("Executive Life"), currently under its jurisdiction as part of a 1992 court-ordered rehabilitation plan, may only be able to meet future obligations of its annuity contracts for the next fifteen years due to an estimated $600 million shortfall in assets to fund those obligations. If Executive Life were to be declared insolvent in the future, the Company would likely have exposure to guaranty fund assessments or other costs.

     Based on currently available information, the outcome of this situation is uncertain at this time. The Bureau may eventually take actions to address this situation that may lead to guaranty fund assessments or other costs to the Company. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future premium taxes. The Company's market share in New York was approximately 5.5% in 2006 based on industry annuity premium.

GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2007.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - The outcome on these matters may also be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

     - These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 31, 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. Responses to the order were filed in mid-December.

     - The EEOC also filed another lawsuit in 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization (the "EEOC II" suit). In EEOC II, in 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age to support the rehire policy. AIC's interlocutory appeal of the trial court's summary judgment order is now pending in the United States Court of Appeals for the Eighth Circuit.

     - AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims. The court approved the form of class notice which was sent to approximately 1,800 potential class members in November 2007. Fifteen individuals opted out. AIC has moved for judgment on the pleadings and summary judgment.

     - A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. Responses to the order were filed in mid-December.

     In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable. One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.  INCOME TAXES

     The Company joins the Corporation and its other domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

     The Internal Revenue Service ("IRS") is currently examining the Company's 2005 and 2006 federal income tax returns. The IRS has completed its examination of the Company's federal income tax returns through 2004 and the statute of limitations has expired on years prior to 2003. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the results of operations, cash flows or financial position of the Company.

     The Company adopted the provisions of FIN 48 on January 1, 2007. The Company had no liability for unrecognized tax benefits at January 1, 2007 or December 31, 2007, and believes it is reasonably possible that the liability balance will not significantly increase or decrease within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

                                            2007        2006
                                         ---------   ---------
(IN THOUSANDS)
DEFERRED ASSETS
Life and annuity reserves                $  65,519   $  67,529
Other assets                                 2,564       1,924
                                         ---------   ---------
   Total deferred assets                    68,083      69,453
                                         ---------   ---------

DEFERRED LIABILITIES
Deferred policy acquisition costs          (56,351)    (59,986)
Unrealized net capital gains               (35,101)    (42,020)
Difference in tax bases of investments     (14,993)    (14,127)
Other liabilities                           (1,375)     (1,260)
                                         ---------   ---------

   Total deferred liabilities             (107,820)   (117,393)
                                         ---------   ---------

   Net deferred liability                $ (39,737)  $ (47,940)
                                         =========   =========

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.
     The components of income tax expense for the years ended December 31 are as follows:

($ IN THOUSANDS)                2007      2006      2005
                              -------   -------   -------
Current                       $23,448   $16,949   $24,132
Deferred                         (646)      806    (3,187)
                              -------   -------   -------
   Total income tax expense   $22,802   $17,755   $20,945
                              =======   =======   =======

     The Company paid income taxes of $22.7 million, $23.2 million and $18.4 million in 2007, 2006 and 2005, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                            2007   2006   2005
                                            ----   ----   ----
Statutory federal income tax rate           35.0%  35.0%  35.0%
State income tax expense                     2.1    2.7    3.0
Adjustment for prior year tax liabilities   (0.6)  (1.9)   0.3
Other                                       (1.3)  (1.7)  (0.5)
                                            ----   ----   ----
Effective income tax rate                   35.2%  34.1%  37.8%
                                            ====   ====   ====

13. STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. The State of New York requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of New York Insurance Superintendent. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income for 2007, 2006 and 2005 was $38.2 million, $33.4 million and $35.9 million, respectively. Statutory capital and surplus as of December 31, 2007 and 2006 was $462.4 million and $444.6 million, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2008 without prior approval of the New York State Insurance Department is $30.6 million. In the twelve-month period beginning January 1, 2007, the Company did not pay any dividends.

14.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     The Company utilizes the services of AIC employees. AIC provides various benefits, described in the following paragraphs, to its employees. The Company is allocated an appropriate share of the costs associated with these benefits in accordance with a service and expense agreement.

     Defined pension plans, sponsored by AIC, cover most full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The Company uses the accrual method for its defined benefit plans in accordance with accepted actuarial methods. AIC's funding policy for the pension plans is to make annual contributions at a minimum level that is at least in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2007, 2006 and 2005 was $2.3 million, $3.8 million and $2.5 million, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $566 thousand, $551 thousand and $583 thousand for postretirement benefits other than pension plans in 2007, 2006 and 2005, respectively.

PROFIT SHARING PLAN

     Employees of AIC are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance. The Company's allocation of profit sharing expense from the Corporation was $1.5 million, $1.5 million and $502 thousand in 2007, 2006 and 2005, respectively.

15. OTHER COMPREHENSIVE INCOME

     The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN THOUSANDS)

                                                           2007
                                              ------------------------------
                                                                     After-
                                                Pretax      Tax        tax
                                              ---------   -------   --------
Unrealized holding losses arising during the
   period                                      $(15,895)  $ 5,563   $(10,332)
Less: reclassification adjustment                 3,874    (1,356)     2,518
                                               --------   -------   --------
Unrealized net capital gains and losses         (19,769)    6,919    (12,850)
                                               --------   -------   --------
Other comprehensive loss                       $(19,769)  $ 6,919   $(12,850)
                                               ========   =======   ========

($ IN THOUSANDS)
                                                           2006
                                              ------------------------------
                                                                     After-
                                                Pretax      Tax        tax
                                              ---------   -------   --------
Unrealized holding losses arising during the
   period                                     $(102,314)  $35,810   $(66,504)
Less: reclassification adjustment               (23,960)    8,386    (15,574)
                                              ---------   -------   --------
Unrealized net capital gains and losses         (78,354)   27,424    (50,930)
                                              ---------   -------   --------
Other comprehensive loss                      $ (78,354)  $27,424   $(50,930)
                                              =========   =======   ========

($ IN THOUSANDS)
                                                           2005
                                              ------------------------------
                                                                     After-
                                                Pretax      Tax        tax
                                              ---------   -------   --------
Unrealized holding gains arising during the
   period                                      $(46,529)  $16,285   $(30,244)
Less: reclassification adjustment                (6,087)    2,130     (3,957)
                                               --------   -------   --------
Unrealized net capital gains and losses         (40,442)   14,155    (26,287)
                                               --------   -------   --------
Other comprehensive loss                       $(40,442)  $14,155   $(26,287)
                                               ========   =======   ========

                                     PART C

                               OTHER INFORMATION

 Item 24.  Financial Statements and Exhibits

 (a) Financial Statements

 The consolidated financial statements of Allstate Life Insurance Company of New York ("Allstate" or "Depositor") and the financial statements of Allstate Life of New York Separate Account A are filed herewith in Part B of this Registration Statement.

 (b) Exhibits

Exhibit
Number                               Description
------- ----------------------------------------------------------------------

   1. Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Separate Account A. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement File No. 033-5381 dated April 30, 1999.)

   2.    Not Applicable.

   3(a) Underwriting Agreement between Allstate Life Insurance Company of New York and
         Allstate Distributors, L.L.C. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Form N-4 Registration Statement (File No. 333-74411) dated April 26, 2000.)

   3(b) Form of Selling Agreement. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated October 1, 2007.)

   3(c) Form of Administrative Services Agreement between Allstate Life Insurance Company of New York and Allstate Distributors, L.L.C. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Form N-4 Registration Statement (File No. 333-74411) dated April 26, 2000)

   4(a) Form of Individual Flexible Premium Deferred Variable Annuity. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

   4(b) Form of Schedule - L Series. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

   4(c) Form of Schedule - X Series. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

   4(d) Form of Longevity Credit Rider. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

   4(e) Form of Enhanced Dollar Cost Averaging Rider. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

   4(f) Form of Enhanced Dollar Cost Averaging Schedule Supplement. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

   4(g) Form of Highest Anniversary Value Death Benefit Rider. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

   4(h) Form of Highest Anniversary Value Death Benefit Schedule Supplement. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

   4(i) Form of Guaranteed Minimum Income Benefit Rider. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

   4(j) Form of Guaranteed Minimum Income Benefit Schedule Supplement. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

  4(k) Form of TrueIncome Benefit Rider. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

  4(l) Form of TrueIncome Benefit Schedule Supplement. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

  4(m) Form of TrueIncome - Spousal Benefit Rider. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

  4(n)  Form of TrueIncome - Spousal Benefit Schedule Supplement.
        (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

  4(o) Form of Individual Retirement Annuity Endorsement. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

  4(p) Form of Roth Individual Retirement Annuity Endorsement. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

  4(q) Form of TrueIncome-Highest Daily Benefit Rider. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated
        January 24, 2008.)

  4(r) Form of TrueIncome-Highest Daily Benefit Schedule Supplement (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated January 24, 2008.)

  5. Form of application for variable annuity contract. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated October 1, 2007.)

  6(a) Restated Certificate of Incorporation of Allstate Life Insurance Company of New York. (Previously filed in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

  6(b) Amended By-laws of Allstate Life Insurance Company of New York. (Previously filed in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

  7. Indemnity Reinsurance Agreement Contract. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated October 1, 2007.)

  8(a) Participation Agreement among Allstate Life Insurance Company of New York, Advanced Series Trust, AST Investment Services, Inc. and Prudential Investments LLC. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated October 1, 2007.)

  8(b) Form of Participation Agreement among Allstate Life Insurance Company of New York, ProFunds, and ProFund Advisors LLC. Filed herewith.

  8(c) Form of Amendment to Participation Agreement between Allstate Life Insurance Company of New York and Franklin Templeton Variable Insurance Products Trust. Filed herewith.

  9. Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered. (Incorporated herein by reference to Post- Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated January 24, 2008.)

 10. Consent of independent registered public accounting firm. Filed herewith.

 11.    Not Applicable.

 12.    Not Applicable.

 13.    Powers of Attorney for Marcia D. Alazraki, Michael B. Boyle, Vincent
        A. Fusco, James E. Hohmann, Cleveland Johnson, Jr., John C. Lounds, Kenneth R. O'Brien, Samuel H. Pilch, John C. Pintozzi, John R. Raben, Jr., Phyllis H. Slater, Kevin R. Slawin, Michael J. Velotta, and Douglas B. Welch. (Incorporated herein by reference to the Registrant's Form N-4 Registration Statement (File No. 333-143228) dated May 24, 2007.)

 Item 25. Directors and Officers of the Depositor

Name And Principal Business Address* Position And Office With Depositor Of The Account
------------------------------------ -------------------------------------------------------
Marcia D. Alazraki                   Director
Michael B. Boyle                     Director and Vice President
Vincent A. Fusco                     Director, Chief Operations Officer and Vice President
Cleveland Johnson, Jr.               Director
John Carl Lounds                     Director and Vice President
Kenneth Robert O'Brien               Director
John C. Pintozzi                     Director, Vice President and Chief Financial Officer
John Richard Raben, Jr.              Director
Phyllis Hill Slater                  Director
Kevin Rourke Slawin                  Director and Vice President
James E. Hohmann                     Director, Chairman of the Board, President and Chief
                                     Executive Officer
Michael Joseph Velotta               Director, Vice President, General Counsel and Secretary
Douglas B. Welch                     Director and Vice President
Patricia W. Wilson                   Vice President
Kevin Tiernan                        Chief Administrative Officer
Eric Allen Simonson                  Senior Vice President and Chief Investment Officer
Samuel Henry Pilch                   Group Vice President and Controller
Mark W. Davis                        Vice President
Matthew S. Easley                    Vice President
Dorothy E. Even                      Vice President
Karen Cassidy Gardner                Vice President
Anson J. Glacy, Jr.                  Vice President
Judith P. Greffin                    Vice President
Charles D. Mires                     Vice President
John Eric Smith                      Vice President
Steven C. Verney                     Treasurer
Darryl L. Baltimore                  Assistant Vice President
Karen Burckhardt                     Assistant Vice President
Errol Cramer                         Assistant Vice President
Lawrence W. Dahl                     Assistant Vice President
Joanne M. Derrig                     Assistant Vice President and Chief Privacy Officer
Lisa J. Flanary                      Assistant Vice President
Trond K. Odegaard                    Assistant Vice President and Investment Risk Manager
Robert L. Park                       Assistant Vice President and Chief Compliance Officer
Joseph P. Rath                       Assistant Vice President, Assistant General Counsel and
                                     Assistant Secretary
Mario Rizzo                          Assistant Vice President and Assistant Treasurer
Timothy N. VanderPas                 Assistant Vice President
Dean M. Way                          Assistant Vice President and Illustration Actuary
Richard Zaharias                     Assistant Vice President
Robert William Birman                Assistant Secretary
Doris J. Bryant                      Assistant Secretary
Paul N. Kierig                       Assistant Secretary
Mary J. McGinn                       Assistant Secretary
Lynn Cirrincione                     Assistant Treasurer
Theresa Resnick                      Appointed Actuary

 * The principal business address of Mr. Fusco is 100 Motor Parkway, Hauppauge, New York 11788.

 The principal business address of Ms. Alazraki is 1675 Broadway, New York, New York, 10019.

 The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706.

 The principal business address of Mr. O'Brien is 165 E. Loines Avenue, Merrick, New York 11566.

 The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260.

 The principal business address of Ms. Slater is 14 Bond Street, Suite 410, Great Neck Long Island, New York 11021.

 The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

 Item 26. Persons Controlled By Or Under Common Control With Depositor Or Registrant

 Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 27, 2008
 (File #1-11840).

 Item 27. Number Of Contract Owners

 As of March 31, 2008, there were 2 contract owners.

 Item 28. Indemnification

 The by-laws of Allstate New York and Allstate Distributors, L.L.C. (Principal Underwriter), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

 Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 Item 29A. Relationship Of Principal Underwriter To Other Investment Companies

 Allstate Distributors, L.L.C. ("Allstate Distributors") serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A

 Item 29B. Principal Underwriter

 The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

Name and Principal Business Address* of Each Such Person Positions and Offices with Underwriter
-------------------------------------------------------- ----------------------------------------------------------
J. Eric Smith                                            Manager, Chairman of the Board and Chief Executive Officer
John C. Pintozzi                                         Manager
Michael J. Velotta                                       Manager and Assistant Secretary
Karen C. Gardner                                         Vice President
Joseph P. Rath                                           Vice President, General Counsel and Secretary
Joanne Marie Derrig                                      Assistant Vice President and Chief Privacy Officer
Maribel V. Gerstner                                      Assistant Vice President and Chief Compliance Officer
William D. Webb Jr.                                      Treasurer
Mary J. McGinn                                           Assistant Secretary
Steven C. Verney                                         Assistant Treasurer
Mario Rizzo                                              Assistant Treasurer

 * The principal business address of the forgoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

 Item 29C. Compensation Of Principal Underwriter

                                                              (3)
          (1)                       (2)                 Net Underwriting                (4)
   Name of Principal           Discounts and            Compensation on              Brokerage                    (5)
      Underwriter               Commissions                Redemption               Commissions               Compensation
------------------------  ------------------------  ------------------------  ------------------------  ------------------------
Allstate Distributors               N/A                       N/A                        $0                       N/A

 Item 30. Location Of Accounts And Records

 The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder are currently maintained by the Administrator, The Prudential Insurance Company of America, at its processing center in Fort Washington, Pennsylvania.

 Item 31. Management Services

 None.

 Item 32. Undertakings

 Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

 Item 33. Representations Pursuant To Section 403(b) Of The Internal Revenue
          Code

 Allstate New York represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

 Item 34. Representation Regarding Contract Expenses

 Allstate New York represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are responsible in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate New York under the Contracts.

                                   SIGNATURES

 As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 25th day of April, 2008.

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                  (DEPOSITOR)


                                             BY:   /s/ MICHAEL J. VELOTTA
                                                  ------------------------------
                                                   Michael J. Velotta
                                                   Vice President, Secretary
                                                   and General Counsel

 As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 25th day of April, 2008.


 */MARCIA D. ALAZRAKI       Director
-------------------------
 Marcia D. Alazraki

 */MICHAEL B. BOYLE         Director and Vice President
-------------------------
Michael B. Boyle

 */VINCENT A. FUSCO         Director, Vice President and Chief Operations
-------------------------   Officer
Vincent A. Fusco

 */CLEVELAND JOHNSON, JR.   Director
-------------------------
Cleveland Johnson, Jr.

 */JOHN C. LOUNDS           Director and Vice President
-------------------------
John C. Lounds

 */KENNETH R. O'BRIEN       Director
-------------------------
Kenneth R. O'Brien

 */SAMUEL H. PILCH          Controller and Group Vice President (Principal
-------------------------   Accounting Officer)
Samuel H. Pilch

 */JOHN C. PINTOZZI         Director, Vice President and Chief Financial
-------------------------   Officer (Principal Financial Officer)
John C. Pintozzi

 */JOHN R. RABEN, JR.       Director
-------------------------
John R. Raben, Jr.

 */PHYLLIS H. SLATER        Director
-------------------------
Phyllis H. Slater

 *KEVIN R. SLAWIN           Director and Vice President
-------------------------
Kevin R. Slawin

 /s/MICHAEL J. VELOTTA      Director, Vice President, General Counsel and
-------------------------   Secretary
Michael J. Velotta

 */DOUGLAS B. WELCH         Director and Vice President
-------------------------
Douglas B. Welch

 */JAMES E. HOHMANN         Director, Chairman of the Board, President and
-------------------------   Chief Executive Officer
 James E. Hohmann

 */ By Michael J. Velotta, pursuant to Power of Attorney, previously filed.

                                 Exhibit Index

Exhibit No. Exhibit
----------- --------------------------------------------------------------------------------------------------------------

     8(b)    Form of Participation Agreement among Allstate Life Insurance Company of New York, ProFunds and ProFund
             Advisors LLC.

     8(c)    Form of Amendment to Participation Agreement between Allstate Life Insurance Company of New York and Franklin
             Templeton Variable Insurance Products Trust.

    10       Consent of Independent Registered Public Accounting Firm